UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 101.4%

COMMON STOCKS - 99.7%

Advertising - 0.1%
Harte-Hanks, Inc.	2,965	$27,100
Interpublic Group of Cos., Inc. (The)	10,294	111,690
Omnicom Group, Inc.	5,601	272,209

Total Advertising		410,999

Aerospace/Defense - 2.3%
Alliant Techsystems, Inc.	244	12,339
Boeing Co. (The)	17,084	1,269,341
Curtiss-Wright Corp.	578	17,947
General Dynamics Corp.	9,583	632,095
Goodrich Corp.	1,320	167,508
Kaman Corp.	1,020	31,559
L-3 Communications Holdings, Inc.	2,508	185,617
Lockheed Martin Corp.	15,474	1,347,476
Northrop Grumman Corp.	8,657	552,230
Raytheon Co.	12,258	693,680
Rockwell Collins, Inc.	2,511	123,918
United Technologies Corp.	22,129	1,671,403

Total Aerospace/Defense		6,705,113

Agriculture - 4.2%
Altria Group, Inc.	106,456	3,678,055
Archer-Daniels-Midland Co.	15,336	452,719
Lorillard, Inc.	5,810	766,629
Philip Morris International, Inc.	65,259	5,694,500
Reynolds American, Inc.	29,179	1,309,262
Universal Corp.	1,198	55,503
Vector Group Ltd.	7,498	127,616

Total Agriculture		12,084,284

Apparel - 0.4%
Cherokee, Inc.	1,344	18,722
Coach, Inc.	3,958	231,464
Columbia Sportswear Co.	655	35,121
Jones Group, Inc. (The)	1,854	17,724
NIKE, Inc. Class B	5,221	458,299
Ralph Lauren Corp.	310	43,419
VF Corp.	2,294	306,134
Wolverine World Wide, Inc.	911	35,329

Total Apparel		1,146,212

Auto Manufacturers - 0.1%
PACCAR, Inc.	6,453	252,893

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	2,074	36,378
Douglas Dynamics, Inc.	1,132	16,131
Johnson Controls, Inc.	15,174	420,471
Lear Corp.	1,182	44,597
Superior Industries International, Inc.	1,611	26,372

Total Auto Parts & Equipment		543,949

Banks - 5.6%
1st Source Corp.	1,429	32,295
Arrow Financial Corp.	1,174	28,376
Associated Banc-Corp.	1,312	17,305
BancFirst Corp.	649	27,200
BancorpSouth, Inc.	1,305	18,949
Bank of America Corp.	71,117	581,737
Bank of Hawaii Corp.	1,661	76,323
Bank of New York Mellon Corp. (The)	29,518	647,920
Bank of the Ozarks, Inc.	657	19,763
BB&T Corp.	17,410	537,098
BOK Financial Corp.	1,202	69,956
Capital One Financial Corp.	2,763	151,026
Cathay General Bancorp	913	15,074
Chemical Financial Corp.	1,447	31,110
Citigroup, Inc.	5,640	154,592
City Holding Co.	891	30,018
City National Corp.	891	43,285
Comerica, Inc.	2,096	64,368
Commerce Bancshares, Inc.	2,059	78,036
Community Bank System, Inc.	1,649	44,721
Community Trust Bancorp, Inc.	1,092	36,571
Cullen/Frost Bankers, Inc.	2,014	115,785
CVB Financial Corp.	4,369	50,899
East West Bancorp, Inc.	1,462	34,299
Fifth Third Bancorp	21,295	285,353
First Busey Corp.	3,296	15,920
First Commonwealth Financial Corp.	2,192	14,752
First Financial Bancorp	3,853	61,571
First Financial Bankshares, Inc.	976	33,731
First Financial Corp.	693	20,097
FirstMerit Corp.	4,862	80,320
FNB Corp.	6,891	74,905
Fulton Financial Corp.	4,516	45,115
Glacier Bancorp, Inc.	3,763	58,289
Goldman Sachs Group, Inc. (The)	7,233	693,355
Hancock Holding Co.	2,426	73,847
Hudson Valley Holding Corp.	968	17,521
Huntington Bancshares, Inc.	23,341	149,382
Iberiabank Corp.	853	43,034
Independent Bank Corp.	782	22,842
International Bancshares Corp.	2,006	39,157
JPMorgan Chase & Co.	109,941	3,928,192
KeyCorp	13,810	106,889
M&T Bank Corp.	4,272	352,739
MB Financial, Inc.	974	20,980
Morgan Stanley	23,737	346,323
National Penn Bancshares, Inc.	3,581	34,270
NBT Bancorp, Inc.	1,639	35,386
Northern Trust Corp.	6,160	283,483
Old National Bancorp	3,295	39,573
PacWest Bancorp	1,566	37,067
Park National Corp.(a)	1,118	77,981
Penns Woods Bancorp, Inc.	519	20,661
PNC Financial Services Group, Inc.	13,299	812,702
Prosperity Bancshares, Inc.	966	40,601
Regions Financial Corp.	18,400	124,200
Renasant Corp.	1,441	22,638
S&T Bancorp, Inc.(a)	1,003	18,525
S.Y. Bancorp, Inc.	1,205	28,860
State Street Corp.	8,221	366,985
SunTrust Banks, Inc.	7,010	169,852
Susquehanna Bancshares, Inc.	2,972	30,612
Synovus Financial Corp.	25,203	49,902
TCF Financial Corp.	3,614	41,489
Tompkins Financial Corp.(a)	516	19,443
TrustCo Bank Corp.	8,022	43,800
Trustmark Corp.	2,205	53,978
U.S. Bancorp	33,097	1,064,400
UMB Financial Corp.	1,225	62,757
Umpqua Holdings Corp.	2,961	38,967
United Bankshares, Inc.(a)	2,402	62,164
Univest Corp. of Pennsylvania	1,441	23,820
Valley National Bancorp	9,548	101,209
Washington Trust Bancorp, Inc.	671	16,359
Webster Financial Corp.	1,127	24,411
Wells Fargo & Co.	88,535	2,960,610
WesBanco, Inc.	1,306	27,766

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    1

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Westamerica Bancorp.	776	$36,619

Total Banks		16,162,110

Beverages - 3.1%
Beam, Inc.	2,076	129,729
Brown-Forman Corp. Class A	973	92,435
Brown-Forman Corp. Class B	1,452	140,626
Coca-Cola Co. (The)	58,289	4,557,617
Coca-Cola Enterprises, Inc.	5,912	165,772
Dr. Pepper Snapple Group, Inc.	6,558	286,913
Molson Coors Brewing Co. Class B	4,383	182,377
PepsiCo, Inc.	46,393	3,278,129

Total Beverages		8,833,598

Biotechnology - 0.4%
Amgen, Inc.	15,516	1,133,289
PDL BioPharma, Inc.	12,710	84,267

Total Biotechnology		1,217,556

Building Materials - 0.1%
Eagle Materials, Inc.	746	27,856
Lennox International, Inc.	999	46,583
Martin Marietta Materials, Inc.(a)	889	70,071
Masco Corp.	11,329	157,133
Simpson Manufacturing Co., Inc.	767	22,634

Total Building Materials		324,277

Chemicals - 2.5%
A. Schulman, Inc.	543	10,779
Air Products & Chemicals, Inc.	5,457	440,544
Airgas, Inc.	1,202	100,980
Albemarle Corp.	1,198	71,449
Ashland, Inc.	999	69,241
Cabot Corp.	958	38,991
Celanese Corp. Series A	683	23,645
CF Industries Holdings, Inc.	673	130,387
Cytec Industries, Inc.	522	30,610
Dow Chemical Co. (The)	42,395	1,335,443
E.I. du Pont de Nemours & Co.	33,618	1,700,062
Eastman Chemical Co.	3,474	174,985
Ecolab, Inc.	2,784	190,788
FMC Corp.	950	50,806
H.B. Fuller Co.	890	27,323
Huntsman Corp.	11,239	145,433
Innophos Holdings, Inc.	261	14,736
International Flavors & Fragrances, Inc.	1,573	86,200
Kronos Worldwide, Inc.(a)	3,769	59,513
Monsanto Co.	8,890	735,914
Mosaic Co. (The)	1,928	105,577
NewMarket Corp.	134	29,024
Olin Corp.	3,532	73,783
PolyOne Corp.	1,835	25,103
PPG Industries, Inc.	3,629	385,109
Praxair, Inc.	5,400	587,142
RPM International, Inc.	3,965	107,848
Sensient Technologies Corp.	859	31,551
Sherwin-Williams Co. (The)	1,911	252,921
Sigma-Aldrich Corp.	1,187	87,755
Valhi, Inc.	2,199	27,466
Valspar Corp.	1,411	74,063
Westlake Chemical Corp.(a)	148	7,734

Total Chemicals		7,232,905

Coal - 0.1%
Arch Coal, Inc.(a)	7,586	52,268
Consol Energy, Inc.	2,721	82,283
Peabody Energy Corp.	2,769	67,896
Walter Energy, Inc.	1,294	57,143

Total Coal		259,590

Commercial Services - 1.3%
ABM Industries, Inc.	1,524	29,809
Automatic Data Processing, Inc.	14,138	786,921
Brink’s Co. (The)	801	18,567
Corporate Executive Board Co. (The)	643	26,286
Deluxe Corp.	2,602	64,894
DeVry, Inc.	571	17,684
Electro Rent Corp.	1,412	22,917
Equifax, Inc.	2,116	98,606
H&R Block, Inc.	11,062	176,771
Healthcare Services Group, Inc.	3,048	59,070
Insperity, Inc.	804	21,748
Intersections, Inc.	1,680	26,628
Iron Mountain, Inc.	5,409	178,281
Landauer, Inc.	528	30,270
Lender Processing Services, Inc.	2,076	52,481
Lincoln Educational Services Corp.	1,560	10,140
Manpower, Inc.	1,338	49,038
Mastercard, Inc. Class A	200	86,022
McGrath Rentcorp	1,208	32,012
Moody’s Corp.	3,482	127,267
Paychex, Inc.	14,682	461,162
Quad Graphics, Inc.	2,053	29,522
R.R. Donnelley & Sons Co.(a)	12,041	141,723
Rent-A-Center, Inc.	968	32,660
Robert Half International, Inc.	2,888	82,510
Rollins, Inc.	2,426	54,270
SEI Investments Co.	1,632	32,460
Service Corp. International	4,692	58,040
Sotheby’s	737	24,586
Strayer Education, Inc.(a)	470	51,239
Total System Services, Inc.	3,400	81,362
Towers Watson & Co. Class A	337	20,186
Visa, Inc. Class A	4,536	560,786
Weight Watchers International, Inc.	869	44,806
Western Union Co. (The)	10,436	175,742

Total Commercial Services		3,766,466

Computers - 1.6%
Computer Sciences Corp.	4,275	106,105
Diebold, Inc.	2,882	106,375
DST Systems, Inc.	519	28,187
Hewlett-Packard Co.	33,151	666,667
International Business Machines Corp.	17,416	3,406,221
j2 Global, Inc.	1,507	39,815
Jack Henry & Associates, Inc.	1,327	45,808
Lexmark International, Inc. Class A	1,989	52,868
MTS Systems Corp.	520	20,046

Total Computers		4,472,092

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	20,570	333,440
Colgate-Palmolive Co.	11,699	1,217,866
Estee Lauder Cos., Inc. (The) Class A	2,236	121,012
Procter & Gamble Co. (The)	82,027	5,024,154

Total Cosmetics/Personal Care		6,696,472

Distribution/Wholesale - 0.3%
Fastenal Co.	3,915	157,814
Genuine Parts Co.	4,515	272,029
Owens & Minor, Inc.	2,185	66,926
Pool Corp.	1,422	57,534
United Stationers, Inc.	848	22,854
W.W. Grainger, Inc.	985	188,371

See Notes to Schedule of Investments.

2    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Watsco, Inc.	1,016	$74,981

Total Distribution/Wholesale		840,509

Diversified Financial Services - 1.7%
American Express Co.	16,884	982,818
Ameriprise Financial, Inc.	4,213	220,171
Artio Global Investors, Inc.	3,579	12,527
BGC Partners, Inc. Class A	10,966	64,370
BlackRock, Inc.	4,055	688,620
CBOE Holdings, Inc.	1,512	41,852
Charles Schwab Corp. (The)	24,930	322,345
CME Group, Inc.	1,385	371,332
Cohen & Steers, Inc.	1,327	45,795
Discover Financial Services	5,031	173,972
Eaton Vance Corp.	3,597	96,939
Evercore Partners, Inc. Class A	962	22,501
Federated Investors, Inc. Class B(a)	6,367	139,119
Franklin Resources, Inc.	2,094	232,413
GFI Group, Inc.	6,686	23,802
Greenhill & Co., Inc.	1,391	49,589
Horizon Technology Finance Corp.	1,126	18,568
Interactive Brokers Group, Inc. Class A	1,510	22,227
Janus Capital Group, Inc.	6,376	49,860
Jefferies Group, Inc.	4,350	56,506
Legg Mason, Inc.	1,734	45,726
Medley Capital Corp.	2,217	26,693
Nelnet, Inc. Class A	775	17,825
NYSE Euronext	11,127	284,629
Raymond James Financial, Inc.	2,199	75,294
SLM Corp.	12,968	203,727
T. Rowe Price Group, Inc.	5,511	346,973
TD Ameritrade Holding Corp.	7,713	131,121
Waddell & Reed Financial, Inc. Class A	2,431	73,611
Walter Investment Management Corp.	2,438	57,147

Total Diversified Financial Services		4,898,072

Electric - 6.2%
ALLETE, Inc.	1,749	73,108
Alliant Energy Corp.	4,207	191,713
Ameren Corp.	11,269	377,962
American Electric Power Co., Inc.	21,445	855,655
Avista Corp.	2,435	65,014
Black Hills Corp.	1,515	48,738
CH Energy Group, Inc.	687	45,129
Cleco Corp.	1,735	72,575
CMS Energy Corp.	9,525	223,837
Consolidated Edison, Inc.	11,190	695,906
Dominion Resources, Inc.	20,171	1,089,234
DTE Energy Co.	7,095	420,946
Duke Energy Corp.	58,365	1,345,897
Edison International	10,006	462,277
Entergy Corp.	7,809	530,153
Exelon Corp.	34,219	1,287,319
FirstEnergy Corp.	19,168	942,874
Great Plains Energy, Inc.	5,272	112,874
Hawaiian Electric Industries, Inc.	4,412	125,830
IDACORP, Inc.	1,438	60,511
Integrys Energy Group, Inc.	3,885	220,940
ITC Holdings Corp.	983	67,739
MDU Resources Group, Inc.	5,505	118,963
MGE Energy, Inc.	914	43,232
National Fuel Gas Co.	2,076	97,530
NextEra Energy, Inc.	15,195	1,045,568
Northeast Utilities	9,754	378,553
NorthWestern Corp.	1,680	61,656
NV Energy, Inc.	7,674	134,909
OGE Energy Corp.	2,621	135,742
Otter Tail Corp.	1,647	37,667
Pepco Holdings, Inc.	11,719	229,341
PG&E Corp.	16,385	741,749
Pinnacle West Capital Corp.	4,646	240,384
PNM Resources, Inc.	2,427	47,424
Portland General Electric Co.	3,371	89,871
PPL Corp.	25,799	717,470
Progress Energy, Inc.	12,311	740,753
Public Service Enterprise Group, Inc.	20,438	664,235
SCANA Corp.	5,251	251,208
Southern Co. (The)	33,679	1,559,338
TECO Energy, Inc.	9,474	171,100
UIL Holdings Corp.	2,613	93,702
Unisource Energy Corp.	1,445	55,502
Unitil Corp.	807	21,386
Westar Energy, Inc.	5,247	157,148
Wisconsin Energy Corp.	6,472	256,097
Xcel Energy, Inc.	18,110	514,505

Total Electric		17,921,264

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	642	32,684
AMETEK, Inc.	1,120	55,899
Emerson Electric Co.	22,980	1,070,409
Hubbell, Inc. Class B	1,422	110,831
Littelfuse, Inc.	472	26,852
Molex, Inc.	2,412	57,743
Molex, Inc. Class A	4,075	82,437

Total Electrical Components & Equipment		1,436,855

Electronics - 0.5%
American Science & Engineering, Inc.	320	18,064
Amphenol Corp. Class A	1,390	76,339
AVX Corp.	2,821	30,157
Brady Corp. Class A	1,335	36,726
FLIR Systems, Inc.	1,228	23,946
Gentex Corp.	2,453	51,194
Honeywell International, Inc.	20,436	1,141,146
Jabil Circuit, Inc.	3,286	66,804
National Instruments Corp.	2,287	61,429
PerkinElmer, Inc.	1,885	48,633
Woodward, Inc.	470	18,537

Total Electronics		1,572,975

Energy-Alternate Sources - 0.0%
FutureFuel Corp.	1,639	17,226

Engineering & Construction - 0.0%
Fluor Corp.	1,632	80,523
Granite Construction, Inc.	678	17,702
KBR, Inc.	1,501	37,090

Total Engineering & Construction		135,315

Entertainment - 0.1%
Cinemark Holdings, Inc.	5,344	122,110
International Game Technology	4,152	65,394
National CineMedia, Inc.	4,161	63,122
Regal Entertainment Group Class A(a)	8,221	113,121
Speedway Motorsports, Inc.	1,573	26,600
Vail Resorts, Inc.	575	28,796

Total Entertainment		419,143

Environmental Control - 0.4%
Covanta Holding Corp.	3,051	52,325
Mine Safety Appliances Co.	1,327	53,398
Republic Services, Inc.	10,438	276,189
U.S. Ecology, Inc.	889	15,771

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    3

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Waste Connections, Inc.	950	$28,424
Waste Management, Inc.	17,925	598,695

Total Environmental Control		1,024,802

Food - 2.5%
B&G Foods, Inc.	2,188	58,201
Campbell Soup Co.	10,524	351,291
ConAgra Foods, Inc.	14,589	378,293
Flowers Foods, Inc.	4,603	106,928
General Mills, Inc.	18,146	699,347
H.J. Heinz Co.	10,467	569,195
Harris Teeter Supermarkets, Inc.	967	39,637
Hershey Co. (The)	3,601	259,380
Hillshire Brands Co.	2,713	78,650
Hormel Foods Corp.	5,098	155,081
Ingredion, Inc.	1,108	54,868
J.M. Smucker Co. (The)	2,622	198,013
Kellogg Co.	11,751	579,677
Kraft Foods, Inc. Class A	51,280	1,980,434
Kroger Co. (The)	10,951	253,954
Lancaster Colony Corp.	657	46,785
McCormick & Co., Inc.	2,816	170,790
Safeway, Inc.	9,150	166,073
Sanderson Farms, Inc.	372	17,045
Snyders-Lance, Inc.	2,110	53,235
SUPERVALU, Inc.(a)	10,617	54,996
Sysco Corp.	20,020	596,796
Tyson Foods, Inc. Class A	2,296	43,234
Weis Markets, Inc.	1,015	45,188
Whole Foods Market, Inc.	1,328	126,585

Total Food		7,083,676

Forest Products & Paper - 0.2%
International Paper Co.	15,415	445,648
MeadWestvaco Corp.	5,061	145,504
PH Glatfelter Co.	1,314	21,510

Total Forest Products & Paper		612,662

Gas - 0.7%
AGL Resources, Inc.	3,319	128,611
Atmos Energy Corp.	3,143	110,225
CenterPoint Energy, Inc.	16,604	343,205
Chesapeake Utilities Corp.	198	8,657
Laclede Group, Inc. (The)	1,087	43,273
New Jersey Resources Corp.	1,316	57,391
NiSource, Inc.	10,280	254,430
Northwest Natural Gas Co.	864	41,126
Piedmont Natural Gas Co., Inc.	2,528	81,376
Questar Corp.	5,480	114,313
Sempra Energy	7,224	497,589
South Jersey Industries, Inc.	896	45,669
Southwest Gas Corp.	1,010	44,087
UGI Corp.	4,020	118,309
Vectren Corp.	3,818	112,707
WGL Holdings, Inc.	1,872	74,412

Total Gas		2,075,380

Hand/Machine Tools - 0.2%
Kennametal, Inc.	1,530	50,720
Lincoln Electric Holdings, Inc.	1,746	76,457
Regal-Beloit Corp.	661	41,154
Snap-On, Inc.	1,500	93,375
Stanley Black & Decker, Inc.	4,034	259,628

Total Hand/Machine Tools		521,334

Healthcare-Products - 1.1%
Baxter International, Inc.	14,211	755,315
Becton Dickinson and Co.	4,923	367,994
C.R. Bard, Inc.	749	80,472
DENTSPLY International, Inc.	896	33,878
Hill-Rom Holdings, Inc.	962	29,678
Medtronic, Inc.	26,454	1,024,563
Meridian Bioscience, Inc.	2,068	42,311
Patterson Cos., Inc.	1,451	50,016
St. Jude Medical, Inc.	6,700	267,397
STERIS Corp.	881	27,637
Stryker Corp.	5,306	292,361
Techne Corp.	644	47,785
Teleflex, Inc.	984	59,935
West Pharmaceutical Services, Inc.	551	27,820

Total Healthcare-Products		3,107,162

Healthcare-Services - 0.6%
Aetna, Inc.	4,640	179,893
Humana, Inc.	1,654	128,086
Lincare Holdings, Inc.	2,771	94,269
National Healthcare Corp.	509	23,022
Quest Diagnostics, Inc.	1,453	87,035
UnitedHealth Group, Inc.	14,517	849,244
WellPoint, Inc.	4,762	303,768

Total Healthcare-Services		1,665,317

Holding Companies-Diversified - 0.0%
Leucadia National Corp.	2,299	48,900

Home Builders - 0.1%
D.R. Horton, Inc.	4,827	88,720
KB Home(a)	3,884	38,063
Lennar Corp. Class A(a)	1,863	57,585
MDC Holdings, Inc.	1,972	64,425
Ryland Group, Inc. (The)	994	25,427
Thor Industries, Inc.	1,550	42,486

Total Home Builders		316,706

Home Furnishings - 0.1%
Harman International Industries, Inc.	560	22,176
Whirlpool Corp.	2,894	176,997

Total Home Furnishings		199,173

Household Products/Wares - 0.7%
American Greetings Corp. Class A	646	9,444
Avery Dennison Corp.	3,552	97,112
Church & Dwight Co., Inc.	1,864	103,396
Clorox Co. (The)	4,468	323,751
Ennis, Inc.	1,527	23,485
Kimberly-Clark Corp.	14,545	1,218,435
Scotts Miracle-Gro Co. (The) Class A(a)	1,538	63,243
Tupperware Brands Corp.	1,226	67,136
WD-40 Co.	888	44,231

Total Household Products/Wares		1,950,233

Housewares - 0.1%
Newell Rubbermaid, Inc.	5,511	99,969
Toro Co. (The)	648	47,492

Total Housewares		147,461

Insurance - 2.5%
Aflac, Inc.	13,483	574,241
Allstate Corp. (The)	14,592	512,033
American Financial Group, Inc.	1,875	73,556
American National Insurance Co.	1,228	87,520
AmTrust Financial Services, Inc.	1,127	33,483
Arthur J. Gallagher & Co.	4,301	150,836
Assurant, Inc.	1,649	57,451
Baldwin & Lyons, Inc. Class B	896	20,823

See Notes to Schedule of Investments.

4    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Brown & Brown, Inc.	2,205	$60,130
Chubb Corp. (The)	6,049	440,488
Cincinnati Financial Corp.	8,050	306,464
CNA Financial Corp.	3,428	95,024
Donegal Group, Inc. Class A	1,224	16,255
Erie Indemnity Co. Class A	1,240	88,796
Fidelity National Financial, Inc. Class A	6,714	129,312
First American Financial Corp.	192	3,256
Hanover Insurance Group, Inc. (The)	1,606	62,843
Hartford Financial Services Group, Inc.	9,434	166,321
HCC Insurance Holdings, Inc.	2,675	83,995
Horace Mann Educators Corp.	1,634	28,562
Kemper Corp.	2,636	81,057
Life Partners Holdings, Inc.	1,025	2,183
Lincoln National Corp.	4,503	98,481
Loews Corp.	2,453	100,352
Marsh & McLennan Cos., Inc.	14,244	459,084
Mercury General Corp.	2,765	115,218
MetLife, Inc.	23,973	739,567
Old Republic International Corp.	17,681	146,576
Principal Financial Group, Inc.	8,045	211,020
ProAssurance Corp.	346	30,825
Progressive Corp. (The)	11,713	243,982
Protective Life Corp.	2,546	74,878
Prudential Financial, Inc.	13,744	665,622
Reinsurance Group of America, Inc.	991	52,731
RLI Corp.	579	39,488
Safety Insurance Group, Inc.	889	36,129
Selective Insurance Group, Inc.	2,637	45,910
StanCorp Financial Group, Inc.	1,328	49,349
State Auto Financial Corp.	2,282	32,062
Symetra Financial Corp.	3,520	44,422
Torchmark Corp.	1,093	55,251
Tower Group, Inc.	1,629	33,997
Travelers Cos., Inc. (The)	11,108	709,135
United Fire Group, Inc.	1,005	21,437
Universal Insurance Holdings, Inc.	3,583	12,218
Unum Group	5,381	102,939
W.R. Berkley Corp.	1,245	48,455

Total Insurance		7,243,757

Internet - 0.1%
Earthlink, Inc.	4,696	34,938
Expedia, Inc.	1,285	61,770
IAC/InterActiveCorp	804	36,662
Nutrisystem, Inc.(a)	1,966	22,727
United Online, Inc.	5,290	22,324

Total Internet		178,421

Investment Companies - 0.5%
Apollo Investment Corp.	31,955	245,414
Ares Capital Corp.	18,098	288,844
Arlington Asset Investment Corp. Class A	1,352	29,352
BlackRock Kelso Capital Corp.	9,007	87,908
Fifth Street Finance Corp.	9,328	93,094
Gladstone Capital Corp.	3,189	25,161
Golub Capital BDC, Inc.	1,429	21,564
Kohlberg Capital Corp.	3,103	22,528
Main Street Capital Corp.(a)	2,302	55,708
MCG Capital Corp.	12,839	59,059
MVC Capital, Inc.	887	11,487
NGP Capital Resources Co.	1,829	12,949
PennantPark Investment Corp.	4,963	51,367
Prospect Capital Corp.	13,764	156,772
Solar Capital Ltd.	3,310	73,681
THL Credit, Inc.	2,234	30,092
TICC Capital Corp.	4,288	41,594
Triangle Capital Corp.	2,408	54,854

Total Investment Companies		1,361,428

Iron/Steel - 0.3%
AK Steel Holding Corp.(a)	7,024	41,231
Allegheny Technologies, Inc.	1,899	60,559
Carpenter Technology Corp.	334	15,979
Cliffs Natural Resources, Inc.	2,614	128,844
Commercial Metals Co.	3,495	44,177
Nucor Corp.	11,197	424,366
Reliance Steel & Aluminum Co.	451	22,776
Steel Dynamics, Inc.	6,440	75,670
United States Steel Corp.(a)	2,434	50,140

Total Iron/Steel		863,742

Leisure Time - 0.1%
Callaway Golf Co.	2,957	17,476
Harley-Davidson, Inc.	3,087	141,169
Polaris Industries, Inc.	1,026	73,338

Total Leisure Time		231,983

Lodging - 0.3%
Ameristar Casinos, Inc.	1,072	19,049
Choice Hotels International, Inc.	1,512	60,374
Marriott International, Inc. Class A	4,614	180,869
Starwood Hotels & Resorts Worldwide, Inc.	2,156	114,354
Wyndham Worldwide Corp.	2,724	143,664
Wynn Resorts Ltd.	2,176	225,695

Total Lodging		744,005

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	13,122	1,114,189
Joy Global, Inc.	977	55,425

Total Machinery-Construction & Mining		1,169,614

Machinery-Diversified - 0.6%
Albany International Corp. Class A	804	15,043
Applied Industrial Technologies, Inc.	1,418	52,253
Briggs & Stratton Corp.	773	13,520
Cognex Corp.	779	24,655
Cummins, Inc.	3,627	351,493
Deere & Co.	8,922	721,522
Flowserve Corp.	666	76,424
Graco, Inc.	1,284	59,167
IDEX Corp.	1,532	59,717
NACCO Industries, Inc. Class A	230	26,737
Nordson Corp.	870	44,622
Rockwell Automation, Inc.	2,965	195,868
Roper Industries, Inc.	476	46,924

Total Machinery-Diversified		1,687,945

Media - 2.4%
Belo Corp. Class A	4,021	25,895
Cablevision Systems Corp. Class A	8,534	113,417
CBS Corp. Class A	1,279	42,578
CBS Corp. Class B	8,765	287,317
Comcast Corp. Class A	36,566	1,169,015
Comcast Corp. Special Class A	11,229	352,591
Courier Corp.	1,570	20,802
Factset Research Systems, Inc.	561	52,139
Gannett Co., Inc.	5,381	79,262
John Wiley & Sons, Inc. Class A	759	37,183
McGraw-Hill Cos., Inc. (The)	6,574	295,830
Meredith Corp.(a)	1,823	58,227
News Corp. Class A	17,455	389,072
News Corp. Class B	7,996	180,070

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    5

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Scripps Networks Interactive, Inc. Class A	997	$56,689
Sinclair Broadcast Group, Inc. Class A	2,651	24,018
Time Warner Cable, Inc.	8,875	728,638
Time Warner, Inc.	25,721	990,259
Viacom, Inc. Class A	995	50,725
Viacom, Inc. Class B	10,921	513,505
Walt Disney Co. (The)	27,367	1,327,300
Washington Post Co. (The) Class B(a)	201	75,138
World Wrestling Entertainment, Inc. Class A	3,421	26,752

Total Media		6,896,422

Metal Fabricate/Hardware - 0.0%
Kaydon Corp.	755	16,149
Mueller Industries, Inc.	535	22,786
Timken Co. (The)	1,671	76,515
Worthington Industries, Inc.	1,385	28,351

Total Metal Fabricate/Hardware		143,801

Mining - 1.4%
Alcoa, Inc.	15,455	135,231
AMCOL International Corp.	882	24,969
Compass Minerals International, Inc.	673	51,337
Freeport-McMoRan Copper & Gold, Inc.	23,484	800,100
Globe Specialty Metals, Inc.	1,466	19,688
Gold Resource Corp.	1,534	39,869
Hecla Mining Co.	4,412	20,957
Kaiser Aluminum Corp.	219	11,353
Newmont Mining Corp.	9,957	483,014
Royal Gold, Inc.	249	19,522
Southern Copper Corp.	74,012	2,332,118
Titanium Metals Corp.	3,133	35,434
Vulcan Materials Co.	317	12,588

Total Mining		3,986,180

Miscellaneous Manufacturing - 4.0%
3M Co.	18,728	1,678,029
A.O. Smith Corp.	348	17,014
Aptargroup, Inc.	980	50,029
Barnes Group, Inc.	1,417	34,419
Carlisle Cos., Inc.	1,322	70,092
CLARCOR, Inc.	767	36,939
Crane Co.	1,326	48,240
Danaher Corp.	1,581	82,338
Donaldson Co., Inc.	1,282	42,780
Dover Corp.	3,802	203,825
Eaton Corp.	9,848	390,276
General Electric Co.	345,892	7,208,389
Harsco Corp.	3,302	67,295
Hillenbrand, Inc.	2,547	46,814
Illinois Tool Works, Inc.	14,072	744,268
ITT Corp.	1,765	31,064
Koppers Holdings, Inc.	775	26,350
Leggett & Platt, Inc.	6,802	143,726
NL Industries, Inc.	3,262	40,677
Pall Corp.	1,335	73,171
Parker Hannifin Corp.	2,717	208,883
Pentair, Inc.	2,228	85,288
SPX Corp.	893	58,331
Textron, Inc.	1,765	43,896
Trinity Industries, Inc.	1,511	37,745

Total Miscellaneous Manufacturing		11,469,878

Office Furnishings - 0.0%
HNI Corp.	1,413	36,385
Knoll, Inc.	1,641	22,022
Steelcase, Inc. Class A	3,607	32,571

Total Office Furnishings		90,978

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	14,692	219,939
Xerox Corp.	27,443	215,977

Total Office/Business Equipment		435,916

Oil & Gas - 7.7%
Anadarko Petroleum Corp.	2,431	160,932
Apache Corp.	2,634	231,502
Berry Petroleum Co. Class A	570	22,606
Chesapeake Energy Corp.	9,216	171,418
Chevron Corp.	59,128	6,238,004
Cimarex Energy Co.	420	23,150
ConocoPhillips	47,513	2,655,027
Devon Energy Corp.	4,184	242,630
Diamond Offshore Drilling, Inc.(a)	907	53,631
Energen Corp.	438	19,767
EOG Resources, Inc.	1,796	161,838
EQT Corp.	2,306	123,671
EXCO Resources, Inc.(a)	3,190	24,212
Exxon Mobil Corp.	104,393	8,932,909
Helmerich & Payne, Inc.	422	18,349
Hess Corp.	2,601	113,014
HollyFrontier Corp.	2,819	99,877
Marathon Oil Corp.	13,627	348,442
Marathon Petroleum Corp.	9,858	442,821
Murphy Oil Corp.	3,714	186,777
Noble Energy, Inc.	1,745	148,011
Occidental Petroleum Corp.	15,622	1,339,899
Patterson-UTI Energy, Inc.	2,173	31,639
Pioneer Natural Resources Co.	2	176
Range Resources Corp.	420	25,985
Sunoco, Inc.	1,568	74,480
Valero Energy Corp.	16,507	398,644

Total Oil & Gas		22,289,411

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	5,175	212,693
CARBO Ceramics, Inc.(a)	150	11,510
Halliburton Co.	9,982	283,389
National Oilwell Varco, Inc.	3,194	205,821
Oceaneering International, Inc.	1,226	58,676
RPC, Inc.(a)	4,805	57,131
Targa Resources Corp.	1,318	56,279

Total Oil & Gas Services		885,499

Packaging & Containers - 0.2%
Ball Corp.	1,414	58,045
Bemis Co., Inc.	2,748	86,122
Greif, Inc. Class A	1,011	41,451
Greif, Inc. Class B	1,182	53,154
Packaging Corp. of America	2,961	83,619
Rock-Tenn Co. Class A	884	48,222
Sealed Air Corp.	5,347	82,558
Silgan Holdings, Inc.	858	36,628
Sonoco Products Co.	3,419	103,083

Total Packaging & Containers		592,882

Pharmaceuticals - 9.2%
Abbott Laboratories	50,257	3,240,069
Allergan, Inc.	687	63,596
AmerisourceBergen Corp.	3,484	137,095
Bristol-Myers Squibb Co.	61,041	2,194,424
Cardinal Health, Inc.	6,840	287,280
Eli Lilly & Co.	52,169	2,238,572

See Notes to Schedule of Investments.

6    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Johnson & Johnson	90,641	$6,123,706
McKesson Corp.	2,561	240,094
Mead Johnson Nutrition Co.	2,661	214,237
Medicis Pharmaceutical Corp. Class A	681	23,256
Merck & Co., Inc.	131,007	5,469,542
Perrigo Co.	317	37,384
Pfizer, Inc.	269,270	6,193,210

Total Pharmaceuticals		26,462,465

Pipelines - 0.8%
Crosstex Energy, Inc.	1,800	25,200
Kinder Morgan, Inc.	25,556	823,414
ONEOK, Inc.	5,292	223,905
Spectra Energy Corp.	22,601	656,785
Williams Cos., Inc. (The)	17,136	493,859

Total Pipelines		2,223,163

Private Equity - 0.0%
Hercules Technology Growth Capital, Inc.	4,133	46,868

Real Estate - 0.0%
Sovran Self Storage, Inc.	1,356	67,922

Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust	2,183	50,602
Agree Realty Corp.	917	20,293
Alexander & Baldwin, Inc.	1,735	92,389
Alexander’s, Inc.	183	78,893
Alexandria Real Estate Equities, Inc.	1,623	118,025
American Assets Trust, Inc.	1,720	41,710
American Campus Communities, Inc.	2,315	104,129
Apartment Investment & Management Co. Class A	2,308	62,385
Ashford Hospitality Trust, Inc.	3,771	31,789
Associated Estates Realty Corp.	1,533	22,918
AvalonBay Communities, Inc.	3,081	435,900
BioMed Realty Trust, Inc.	6,442	120,337
Boston Properties, Inc.	2,968	321,642
Brandywine Realty Trust	9,446	116,564
BRE Properties, Inc.	2,192	109,644
Camden Property Trust	2,284	154,558
Campus Crest Communities, Inc.	2,314	24,042
CapLease, Inc.	2,619	10,869
CBL & Associates Properties, Inc.	7,697	150,399
Cedar Realty Trust, Inc.	2,739	13,832
Chesapeake Lodging Trust	867	14,930
Colonial Properties Trust	1,951	43,195
CommonWealth REIT	9,435	180,397
Corporate Office Properties Trust	5,250	123,427
Cousins Properties, Inc.	2,884	22,351
CubeSmart	3,573	41,697
DCT Industrial Trust, Inc.	13,812	87,016
DDR Corp.	6,783	99,303
DiamondRock Hospitality Co.	5,719	58,334
Digital Realty Trust, Inc.	4,044	303,583
Douglas Emmett, Inc.	3,306	76,369
Duke Realty Corp.	15,129	221,489
DuPont Fabros Technology, Inc.	1,070	30,559
EastGroup Properties, Inc.	1,025	54,632
Education Realty Trust, Inc.	3,297	36,531
Entertainment Properties Trust	2,963	121,809
Equity Lifestyle Properties, Inc.	782	53,935
Equity One, Inc.	5,041	106,869
Equity Residential	6,745	420,618
Essex Property Trust, Inc.	989	152,227
Excel Trust, Inc.	1,939	23,190
Extra Space Storage, Inc.	1,666	50,980
Federal Realty Investment Trust	1,817	189,131
First Potomac Realty Trust	2,843	33,462
Franklin Street Properties Corp.	3,690	39,040
General Growth Properties, Inc.	22,372	404,709
Gladstone Commercial Corp.	1,356	22,591
Glimcher Realty Trust	5,783	59,102
Government Properties Income Trust	3,531	79,871
HCP, Inc.	18,092	798,762
Health Care REIT, Inc.	10,029	584,691
Healthcare Realty Trust, Inc.	5,208	124,159
Hersha Hospitality Trust	7,356	38,840
Highwoods Properties, Inc.	3,661	123,193
Home Properties, Inc.	2,077	127,445
Hospitality Properties Trust	8,952	221,741
Host Hotels & Resorts, Inc.	6,913	109,364
Hudson Pacific Properties, Inc.	1,556	27,090
Inland Real Estate Corp.	6,796	56,950
Investors Real Estate Trust	5,781	45,670
Kilroy Realty Corp.	2,195	106,260
Kimco Realty Corp.	18,577	353,520
Kite Realty Group Trust	4,617	23,039
LaSalle Hotel Properties	999	29,111
Lexington Realty Trust	9,197	77,899
Liberty Property Trust	6,683	246,202
LTC Properties, Inc.	1,434	52,025
Macerich Co. (The)	5,515	325,661
Mack-Cali Realty Corp.	5,684	165,234
Medical Properties Trust, Inc.	7,577	72,891
Mid-America Apartment Communities, Inc.	1,410	96,218
Mission West Properties, Inc.	2,606	22,464
Monmouth Real Estate Investment Corp. Class A	3,217	37,703
National Health Investors, Inc.	1,751	89,161
National Retail Properties, Inc.	5,400	152,766
Omega Healthcare Investors, Inc.	8,156	183,510
One Liberty Properties, Inc.	882	16,608
Parkway Properties, Inc.	1,545	17,675
Pebblebrook Hotel Trust	1,495	34,848
Pennsylvania Real Estate Investment Trust	3,215	48,161
Piedmont Office Realty Trust, Inc. Class A	12,004	206,589
Plum Creek Timber Co., Inc.	7,443	295,487
Post Properties, Inc.	1,106	54,139
Potlatch Corp.	2,292	73,206
ProLogis, Inc.	17,313	575,311
PS Business Parks, Inc.	556	37,652
Public Storage	4,734	683,637
Ramco-Gershenson Properties Trust	1,645	20,678
Rayonier, Inc.	4,489	201,556
Realty Income Corp.	6,125	255,841
Regency Centers Corp.	4,211	200,317
Retail Opportunity Investments Corp.(a)	2,069	24,952
RLJ Lodging Trust	3,658	66,320
Sabra Health Care REIT, Inc.	4,273	73,111
Saul Centers, Inc.	853	36,568
Senior Housing Properties Trust	10,446	233,155
Simon Property Group, Inc.	8,096	1,260,223
SL Green Realty Corp.	522	41,885
STAG Industrial, Inc.	1,830	26,681
Sun Communities, Inc.	1,209	53,486
Tanger Factory Outlet Centers, Inc.	2,412	77,305
Taubman Centers, Inc.	1,618	124,845
UDR, Inc.	6,986	180,518
Universal Health Realty Income Trust	458	19,021
Urstadt Biddle Properties, Inc. Class A	767	15,164

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    7

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Ventas, Inc.	9,339	$589,478
Vornado Realty Trust	6,445	541,251
Washington Real Estate Investment Trust	3,605	102,562
Weingarten Realty Investors	5,916	155,827
Weyerhaeuser Co.	16,714	373,725
Winthrop Realty Trust	2,704	32,881

Total Real Estate Investment Trusts (REITs)		16,274,499

Retail - 6.4%
Abercrombie & Fitch Co. Class A	1,391	47,489
Advance Auto Parts, Inc.	255	17,396
American Eagle Outfitters, Inc.	4,855	95,789
Best Buy Co., Inc.	8,817	184,804
Bob Evans Farms, Inc.	987	39,677
Brinker International, Inc.	2,130	67,883
Buckle, Inc. (The)(a)	1,281	50,689
Casey’s General Stores, Inc.	324	19,113
Cato Corp. (The) Class A	1,439	43,832
CEC Entertainment, Inc.	633	23,022
Chico’s FAS, Inc.	1,951	28,953
Costco Wholesale Corp.	4,785	454,575
Cracker Barrel Old Country Store, Inc.	585	36,738
CVS Caremark Corp.	16,460	769,176
Darden Restaurants, Inc.	4,703	238,113
Dick’s Sporting Goods, Inc.	1,195	57,360
DSW, Inc. Class A	519	28,234
Family Dollar Stores, Inc.	1,395	92,740
Foot Locker, Inc.	4,100	125,378
Gap, Inc. (The)	11,548	315,953
Guess?, Inc.	2,426	73,678
Home Depot, Inc. (The)	42,454	2,249,638
Hot Topic, Inc.	2,293	22,219
HSN, Inc.	764	30,828
Kohl’s Corp.	4,902	222,992
Lowe’s Cos., Inc.	26,085	741,858
Ltd. Brands, Inc.	5,724	243,442
Macy’s, Inc.	5,069	174,120
McDonald’s Corp.	27,042	2,394,028
Men’s Wearhouse, Inc. (The)	988	27,802
MSC Industrial Direct Co. Class A	766	50,211
Nordstrom, Inc.	3,814	189,518
Penske Automotive Group, Inc.	1,739	36,936
PetSmart, Inc.	1,218	83,043
RadioShack Corp.(a)	4,969	19,081
Regis Corp.	1,122	20,151
Ross Stores, Inc.	2,166	135,310
Staples, Inc.	17,329	226,144
Starbucks Corp.	10,782	574,896
Target Corp.	14,075	819,024
Texas Roadhouse, Inc.	1,784	32,879
Tiffany & Co.	1,993	105,529
TJX Cos., Inc. (The)	8,689	373,019
Tractor Supply Co.	409	33,972
Walgreen Co.	21,292	629,817
Wal-Mart Stores, Inc.	80,020	5,578,994
Wendy’s Co. (The)	6,471	30,543
Williams-Sonoma, Inc.	1,756	61,407
Yum! Brands, Inc.	8,436	543,447

Total Retail		18,461,440

Savings & Loans - 0.5%
Astoria Financial Corp.	4,950	48,510
BankUnited, Inc.	2,165	51,051
Berkshire Hills Bancorp, Inc.	900	19,800
Brookline Bancorp, Inc.	2,974	26,320
Capitol Federal Financial, Inc.	4,943	58,723
Dime Community Bancshares, Inc.	2,078	27,617
First Niagara Financial Group, Inc.	19,625	150,131
Flushing Financial Corp.	1,627	22,176
Hudson City Bancorp, Inc.	24,444	155,708
New York Community Bancorp, Inc.(a)	32,782	410,758
Northwest Bancshares, Inc.	4,271	50,013
OceanFirst Financial Corp.	2,214	31,793
Oritani Financial Corp.	2,968	42,710
People’s United Financial, Inc.	16,707	193,968
Provident Financial Services, Inc.	2,625	40,294
Roma Financial Corp.	2,200	18,744
Washington Federal, Inc.	1,955	33,020

Total Savings & Loans		1,381,336

Semiconductors - 3.0%
Altera Corp.	2,503	84,702
Analog Devices, Inc.	7,994	301,134
Applied Materials, Inc.	36,766	421,338
Brooks Automation, Inc.	4,851	45,793
Intel Corp.	167,943	4,475,681
Intersil Corp. Class A	4,915	52,345
KLA-Tencor Corp.	4,534	223,300
Linear Technology Corp.	6,579	206,120
Maxim Integrated Products, Inc.	9,427	241,708
Microchip Technology, Inc.	6,805	225,109
MKS Instruments, Inc.	1,276	36,915
QUALCOMM, Inc.	25,958	1,445,341
Texas Instruments, Inc.	24,678	708,012
Xilinx, Inc.	6,764	227,068

Total Semiconductors		8,694,566

Software - 3.2%
Activision Blizzard, Inc.	15,164	181,816
American Software, Inc. Class A	3,197	25,416
Blackbaud, Inc.	1,421	36,477
Broadridge Financial Solutions, Inc.	3,427	72,892
CA, Inc.	3,741	101,344
Computer Programs & Systems, Inc.	643	36,793
Dun & Bradstreet Corp. (The)	754	53,662
Fidelity National Information Services, Inc.	2,522	85,950
Intuit, Inc.	3,847	228,319
ManTech International Corp. Class A(a)	743	17,438
Microsoft Corp.	238,691	7,301,558
Oracle Corp.	36,590	1,086,723
Quality Systems, Inc.	850	23,384
Solera Holdings, Inc.	571	23,862

Total Software		9,275,634

Telecommunications - 7.8%
ADTRAN, Inc.	990	29,888
Alaska Communications Systems Group, Inc.(a)	8,991	18,881
AT&T, Inc.	322,558	11,502,418
Atlantic Tele-Network, Inc.	473	15,954
CenturyLink, Inc.	46,792	1,847,816
Cisco Systems, Inc.	62,657	1,075,821
Comtech Telecommunications Corp.	773	22,092
Consolidated Communications Holdings, Inc.	3,166	46,857
Corning, Inc.	33,622	434,732
Frontier Communications Corp.(a)	134,129	513,714
Harris Corp.	3,393	141,997
IDT Corp. Class B	2,391	23,456
InterDigital, Inc.	548	16,171
Motorola Solutions, Inc.	5,181	249,258
NTELOS Holdings Corp.	1,749	32,969
Telephone & Data Systems, Inc.	2,838	60,421

See Notes to Schedule of Investments.

8    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2012

Investments	Shares	Value
Tellabs, Inc.	8,453	$28,149
USA Mobility, Inc.	1,822	23,431
Verizon Communications, Inc.	135,553	6,023,975
Virgin Media, Inc.(a)	2,299	56,073
Windstream Corp.	40,959	395,664

Total Telecommunications		22,559,737

Textiles - 0.0%
Cintas Corp.	2,339	90,309

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	4,058	137,445
Mattel, Inc.	10,339	335,397

Total Toys/Games/Hobbies		472,842

Transportation - 1.6%
Bristow Group, Inc.	560	22,775
C.H. Robinson Worldwide, Inc.	2,647	154,929
Con-way, Inc.	792	28,599
CSX Corp.	22,661	506,700
Expeditors International of Washington, Inc.	2,334	90,442
FedEx Corp.	1,854	169,845
International Shipholding Corp.	1,230	23,198
JB Hunt Transport Services, Inc.	1,325	78,970
Knight Transportation, Inc.	677	10,825
Norfolk Southern Corp.	7,587	544,519
Ryder System, Inc.	1,408	50,702
Tidewater, Inc.	671	31,108
Union Pacific Corp.	10,500	1,252,755
United Parcel Service, Inc. Class B	20,305	1,599,222
Werner Enterprises, Inc.	840	20,068

Total Transportation		4,584,657

Trucking & Leasing - 0.0%
GATX Corp.	1,550	59,675
TAL International Group, Inc.	2,604	87,208

Total Trucking & Leasing		146,883

Water - 0.1%
American States Water Co.	793	31,387
American Water Works Co., Inc.	4,937	169,240
Aqua America, Inc.	3,635	90,729
California Water Service Group	1,080	19,948
Connecticut Water Service, Inc.	1,060	30,719
Middlesex Water Co.	1,665	31,635
SJW Corp.	882	21,177

Total Water		394,835

TOTAL COMMON STOCKS (Cost: $247,634,266)		287,511,699

EXCHANGE-TRADED FUND - 0.1%
WisdomTree Total Earnings Fund(a)(b) (Cost: $77,324)	2,115	101,951

SHORT-TERM INVESTMENT - 0.5%

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,391,268)	1,391,268	1,391,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

MONEY MARKET FUND - 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $3,272,095)(d)	3,272,095	3,272,095

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $252,374,953)(e)		292,277,013
Liabilities in Excess of Other Assets - (1.4)%		(3,941,925)

NET ASSETS - 100.0%		$288,335,088

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $3,177,142 and the total market value of the collateral held by the Fund was $3,272,095.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    9

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 102.3%

COMMON STOCKS - 99.4%

Advertising - 0.0%
Harte-Hanks, Inc.	6,718	$61,402

Aerospace/Defense - 1.9%
Lockheed Martin Corp.	56,031	4,879,179
Northrop Grumman Corp.	31,045	1,980,361
Raytheon Co.	43,674	2,471,512

Total Aerospace/Defense		9,331,052

Agriculture - 8.7%
Altria Group, Inc.	387,070	13,373,269
Lorillard, Inc.	21,315	2,812,514
Philip Morris International, Inc.	235,539	20,553,133
Reynolds American, Inc.	106,930	4,797,949
Universal Corp.	3,585	166,093
Vector Group Ltd.	23,477	399,579

Total Agriculture		42,102,537

Auto Parts & Equipment - 0.0%
Douglas Dynamics, Inc.	3,958	56,401
Superior Industries International, Inc.	3,621	59,276

Total Auto Parts & Equipment		115,677

Banks - 1.1%
Arrow Financial Corp.	1,607	38,841
Bank of Hawaii Corp.	6,480	297,756
Camden National Corp.	812	29,735
Chemical Financial Corp.	4,006	86,129
Citizens & Northern Corp.	1,404	26,746
City Holding Co.(a)	2,321	78,194
Community Bank System, Inc.	4,798	130,122
Community Trust Bancorp, Inc.	2,114	70,798
Cullen/Frost Bankers, Inc.	7,192	413,468
CVB Financial Corp.	12,745	148,479
First Financial Bancorp	12,805	204,624
First of Long Island Corp. (The)	796	23,060
FirstMerit Corp.	15,977	263,940
FNB Corp.	18,508	201,182
Glacier Bancorp, Inc.	10,744	166,425
Great Southern Bancorp, Inc.	1,063	29,318
Hudson Valley Holding Corp.	2,330	42,173
M&T Bank Corp.	16,433	1,356,873
NBT Bancorp, Inc.	4,587	99,033
PacWest Bancorp	4,587	108,574
Park National Corp.(a)	3,140	219,015
Renasant Corp.	3,790	59,541
S&T Bancorp, Inc.(a)	2,837	52,399
S.Y. Bancorp, Inc.	1,531	36,667
Southside Bancshares, Inc.	1,512	33,990
Sterling Bancorp	4,358	43,493
Tompkins Financial Corp.(a)	1,273	47,967
TrustCo Bank Corp.	15,212	83,057
Trustmark Corp.	8,706	213,123
United Bankshares, Inc.(a)	7,365	190,606
Univest Corp. of Pennsylvania	2,760	45,623
Valley National Bancorp	34,816	369,050
Washington Trust Bancorp, Inc.	2,074	50,564
WesBanco, Inc.	3,460	73,560

Total Banks		5,334,125

Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	23,855	1,043,656

Biotechnology - 0.1%
PDL BioPharma, Inc.(a)	44,428	294,558

Chemicals - 2.5%
A. Schulman, Inc.	3,089	61,317
Dow Chemical Co. (The)	152,946	4,817,799
E.I. du Pont de Nemours & Co.	115,738	5,852,871
Huntsman Corp.	31,817	411,712
Olin Corp.	11,035	230,521
RPM International, Inc.	16,416	446,515

Total Chemicals		11,820,735

Commercial Services - 0.9%
CDI Corp.	2,346	38,474
Deluxe Corp.	7,961	198,547
Electro Rent Corp.	3,583	58,152
H&R Block, Inc.	39,777	635,636
Healthcare Services Group, Inc.	8,854	171,591
Iron Mountain, Inc.	20,893	688,633
Landauer, Inc.	1,333	76,421
McGrath Rentcorp	2,557	67,761
Paychex, Inc.	52,668	1,654,302
Quad Graphics, Inc.	5,936	85,360
R.R. Donnelley & Sons Co.(a)	45,632	537,089
Strayer Education, Inc.(a)	1,710	186,424

Total Commercial Services		4,398,390

Computers - 0.1%
Computer Sciences Corp.	15,809	392,379
Diebold, Inc.	7,993	295,022

Total Computers		687,401

Cosmetics/Personal Care - 4.0%
Avon Products, Inc.	76,634	1,242,237
Procter & Gamble Co. (The)	295,488	18,098,640

Total Cosmetics/Personal Care		19,340,877

Distribution/Wholesale - 0.1%
Watsco, Inc.	3,693	272,543

Diversified Financial Services - 0.4%
Artio Global Investors, Inc.	8,613	30,146
BGC Partners, Inc. Class A	35,917	210,833
Federated Investors, Inc. Class B(a)	21,697	474,079
GFI Group, Inc.	18,135	64,561
Greenhill & Co., Inc.	4,402	156,931
NYSE Euronext	38,385	981,888
Walter Investment Management Corp.	8,177	191,669
Westwood Holdings Group, Inc.	866	32,267

Total Diversified Financial Services		2,142,374

Electric - 12.4%
ALLETE, Inc.	5,660	236,588
Alliant Energy Corp.	14,915	679,677
Ameren Corp.	40,144	1,346,430
American Electric Power Co., Inc.	76,810	3,064,719
Avista Corp.	8,838	235,975
Black Hills Corp.	6,078	195,529
CH Energy Group, Inc.	2,300	151,087
Cleco Corp.	6,933	290,007
CMS Energy Corp.	34,061	800,433
Consolidated Edison, Inc.	39,324	2,445,560
Dominion Resources, Inc.	73,923	3,991,842
DTE Energy Co.	25,276	1,499,625
Duke Energy Corp.	211,186	4,869,949
Edison International	35,345	1,632,939
Entergy Corp.	27,084	1,838,733
Exelon Corp.	107,156	4,031,209
FirstEnergy Corp.	68,903	3,389,339
Great Plains Energy, Inc.	19,007	406,940

See Notes to Schedule of Investments.

10    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2012

Investments	Shares	Value
Hawaiian Electric Industries, Inc.	15,289	$436,042
Integrys Energy Group, Inc.	14,067	799,990
MGE Energy, Inc.	2,711	128,230
NextEra Energy, Inc.	53,774	3,700,189
NorthWestern Corp.	5,661	207,759
NV Energy, Inc.	26,573	467,153
Otter Tail Corp.	6,702	153,275
Pepco Holdings, Inc.	41,618	814,464
PG&E Corp.	62,974	2,850,833
Pinnacle West Capital Corp.	16,674	862,713
Portland General Electric Co.	11,570	308,456
PPL Corp.	93,652	2,604,462
Progress Energy, Inc.	43,562	2,621,126
Public Service Enterprise Group, Inc.	73,966	2,403,895
SCANA Corp.	19,408	928,479
Southern Co. (The)	121,865	5,642,349
TECO Energy, Inc.	33,696	608,550
UIL Holdings Corp.	9,062	324,963
Unitil Corp.	2,341	62,036
UNS Energy Corp.	5,538	212,715
Westar Energy, Inc.	17,956	537,782
Xcel Energy, Inc.	64,159	1,822,757

Total Electric		59,604,799

Electrical Components & Equipment - 0.0%
Molex, Inc. Class A	11,014	222,813

Entertainment - 0.2%
Cinemark Holdings, Inc.	18,352	419,343
National CineMedia, Inc.	13,065	198,196
Regal Entertainment Group Class A(a)	27,698	381,125

Total Entertainment		998,664

Environmental Control - 0.5%
U.S. Ecology, Inc.	2,926	51,907
Waste Management, Inc.	64,850	2,165,990

Total Environmental Control		2,217,897

Food - 1.9%
B&G Foods, Inc.	6,504	173,006
Campbell Soup Co.	37,479	1,251,049
ConAgra Foods, Inc.	52,163	1,352,587
H.J. Heinz Co.	38,773	2,108,476
Kellogg Co.	42,070	2,075,313
SUPERVALU, Inc.(a)	34,131	176,799
Sysco Corp.	72,620	2,164,802

Total Food		9,302,032

Forest Products & Paper - 0.5%
International Paper Co.	55,138	1,594,040
MeadWestvaco Corp.	20,268	582,705

Total Forest Products & Paper		2,176,745

Gas - 1.5%
AGL Resources, Inc.	11,996	464,845
Atmos Energy Corp.	12,837	450,194
CenterPoint Energy, Inc.	59,439	1,228,604
Laclede Group, Inc. (The)	3,606	143,555
NiSource, Inc.	39,520	978,120
Northwest Natural Gas Co.	3,552	169,075
Piedmont Natural Gas Co., Inc.	8,855	285,042
Questar Corp.	19,904	415,197
Sempra Energy	29,277	2,016,600
UGI Corp.	14,219	418,465
Vectren Corp.	13,331	393,531
WGL Holdings, Inc.	6,949	276,223

Total Gas		7,239,451

Healthcare-Products - 0.0%
Meridian Bioscience, Inc.	5,490	112,325

Healthcare-Services - 0.1%
Lincare Holdings, Inc.	9,480	322,510

Home Builders - 0.1%
KB Home(a)	8,847	86,700
MDC Holdings, Inc.	9,385	306,608

Total Home Builders		393,308

Home Furnishings - 0.1%
Whirlpool Corp.	10,770	658,693

Household Products/Wares - 1.2%
American Greetings Corp. Class A(a)	4,367	63,845
Avery Dennison Corp.	12,434	339,946
Clorox Co. (The)	15,947	1,155,520
Ennis, Inc.	3,755	57,752
Kimberly-Clark Corp.	51,951	4,351,935

Total Household Products/Wares		5,968,998

Insurance - 0.8%
American National Insurance Co.	3,824	272,536
Arthur J. Gallagher & Co.	15,131	530,644
Baldwin & Lyons, Inc. Class B	1,687	39,206
Cincinnati Financial Corp.	28,693	1,092,343
Donegal Group, Inc. Class A	2,123	28,193
EMC Insurance Group, Inc.	1,658	33,492
Hanover Insurance Group, Inc. (The)	5,027	196,706
Horace Mann Educators Corp.	4,247	74,238
Kansas City Life Insurance Co.	1,047	36,844
Kemper Corp.	7,107	218,540
Mercury General Corp.	9,901	412,575
Old Republic International Corp.	63,104	523,132
Safety Insurance Group, Inc.	2,342	95,179
State Auto Financial Corp.	6,315	88,726
Tower Group, Inc.	4,752	99,174

Total Insurance		3,741,528

Internet - 0.0%
Nutrisystem, Inc.(a)	4,993	57,719
United Online, Inc.	22,571	95,250

Total Internet		152,969

Investment Companies - 0.9%
Apollo Investment Corp.	115,954	890,527
Ares Capital Corp.	64,644	1,031,718
BlackRock Kelso Capital Corp.	29,118	284,192
Fifth Street Finance Corp.	31,568	315,049
Golub Capital BDC, Inc.	5,799	87,507
Main Street Capital Corp.(a)	7,069	171,070
MCG Capital Corp.	41,425	190,555
Medallion Financial Corp.	3,657	38,837
MVC Capital, Inc.	3,755	48,627
PennantPark Investment Corp.	16,303	168,736
Prospect Capital Corp.	47,519	541,241
Solar Capital Ltd.	13,200	293,832
THL Credit, Inc.	6,318	85,104
TICC Capital Corp.	12,402	120,299
Triangle Capital Corp.	7,557	172,148

Total Investment Companies		4,439,442

Iron/Steel - 0.3%
Commercial Metals Co.	12,719	160,768
Nucor Corp.	39,424	1,494,170

Total Iron/Steel		1,654,938

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    11

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2012

Investments	Shares	Value
Media - 0.2%
Belo Corp. Class A	10,707	$68,953
Cablevision Systems Corp. Class A	30,679	407,724
Meredith Corp.(a)	5,842	186,594
Sinclair Broadcast Group, Inc. Class A	7,672	69,508
World Wrestling Entertainment, Inc. Class A	5,039	39,405

Total Media		772,184

Metal Fabricate/Hardware - 0.0%
Ampco-Pittsburgh Corp.	1,211	22,198

Mining - 1.8%
Southern Copper Corp.	269,890	8,504,234

Miscellaneous Manufacturing - 5.6%
General Electric Co.	1,256,774	26,191,170
Harsco Corp.	10,860	221,327
Hillenbrand, Inc.	7,578	139,283
Leggett & Platt, Inc.(a)	23,708	500,950
NL Industries, Inc.	6,953	86,704

Total Miscellaneous Manufacturing		27,139,434

Office Furnishings - 0.0%
HNI Corp.	5,623	144,792

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	52,460	785,326

Oil & Gas - 2.0%
ConocoPhillips	168,735	9,428,912
Penn Virginia Corp.	6,734	49,427

Total Oil & Gas		9,478,339

Oil & Gas Services - 0.0%
Targa Resources Corp.	4,378	186,941

Packaging & Containers - 0.2%
Bemis Co., Inc.	10,894	341,418
Greif, Inc. Class B(a)	4,170	187,525
Sonoco Products Co.	11,805	355,921

Total Packaging & Containers		884,864

Pharmaceuticals - 19.0%
Abbott Laboratories	181,882	11,725,933
Bristol-Myers Squibb Co.	218,773	7,864,889
Eli Lilly & Co.	187,001	8,024,213
Johnson & Johnson	324,804	21,943,758
Merck & Co., Inc.	474,624	19,815,552
Pfizer, Inc.	971,587	22,346,501

Total Pharmaceuticals		91,720,846

Pipelines - 1.2%
Crosstex Energy, Inc.	4,839	67,746
Kinder Morgan, Inc.	96,447	3,107,523
Spectra Energy Corp.	82,338	2,392,742

Total Pipelines		5,568,011

Private Equity - 0.0%
Hercules Technology Growth Capital, Inc.	13,360	151,502

Real Estate - 0.0%
Sovran Self Storage, Inc.	4,433	222,049

Real Estate Investment Trusts (REITs) - 8.2%
Acadia Realty Trust	6,322	146,544
Agree Realty Corp.	2,343	51,851
Alexander & Baldwin, Inc.	4,417	235,205
American Assets Trust, Inc.	5,251	127,337
American Campus Communities, Inc.	8,085	363,663
Ashford Hospitality Trust, Inc.	11,141	93,919
Associated Estates Realty Corp.	6,107	91,300
BioMed Realty Trust, Inc.	22,969	429,061
Brandywine Realty Trust	32,899	405,974
Camden Property Trust	8,121	549,548
Campus Crest Communities, Inc.	6,278	65,228
CapLease, Inc.	13,462	55,867
CBL & Associates Properties, Inc.	28,398	554,897
Cedar Realty Trust, Inc.	19,384	97,889
Chesapeake Lodging Trust	5,471	94,211
CommonWealth REIT	33,055	632,012
Corporate Office Properties Trust	19,010	446,925
DCT Industrial Trust, Inc.	48,607	306,224
DiamondRock Hospitality Co.	19,041	194,218
Digital Realty Trust, Inc.	14,564	1,093,319
Duke Realty Corp.	50,061	732,893
EastGroup Properties, Inc.	4,405	234,786
Entertainment Properties Trust	10,071	414,019
Equity One, Inc.	20,675	438,310
Excel Trust, Inc.	5,212	62,335
First Potomac Realty Trust	10,872	127,963
Franklin Street Properties Corp.	19,910	210,648
Glimcher Realty Trust	16,345	167,046
Government Properties Income Trust	11,749	265,762
HCP, Inc.	66,418	2,932,355
Health Care REIT, Inc.	35,422	2,065,103
Healthcare Realty Trust, Inc.	17,416	415,197
Hersha Hospitality Trust	29,145	153,886
Highwoods Properties, Inc.	14,069	473,422
Home Properties, Inc.	7,154	438,969
Hospitality Properties Trust	33,942	840,743
Hudson Pacific Properties, Inc.	4,017	69,936
Inland Real Estate Corp.	22,673	190,000
Investors Real Estate Trust	19,807	156,475
Kilroy Realty Corp.	7,455	360,897
Kimco Realty Corp.	66,488	1,265,267
Kite Realty Group Trust	13,338	66,557
Lexington Realty Trust	34,680	293,740
Liberty Property Trust	24,513	903,059
LTC Properties, Inc.	5,691	206,469
Macerich Co. (The)	19,545	1,154,132
Mack-Cali Realty Corp.	20,231	588,115
Medical Properties Trust, Inc.	31,349	301,577
Mid-America Apartment Communities, Inc.	5,295	361,331
Monmouth Real Estate Investment Corp. Class A	7,961	93,303
National Health Investors, Inc.	5,069	258,113
National Retail Properties, Inc.	20,551	581,388
Omega Healthcare Investors, Inc.	30,044	675,990
One Liberty Properties, Inc.	3,592	67,637
Pennsylvania Real Estate Investment Trust	11,275	168,899
Piedmont Office Realty Trust, Inc. Class A	43,366	746,329
Plum Creek Timber Co., Inc.	25,317	1,005,085
Potlatch Corp.	8,932	285,288
ProLogis, Inc.	62,342	2,071,625
PS Business Parks, Inc.	2,559	173,295
Ramco-Gershenson Properties Trust	8,913	112,036
Rayonier, Inc.	15,890	713,461
Realty Income Corp.	22,363	934,102
Regency Centers Corp.	15,286	727,155
Retail Opportunity Investments Corp.(a)	5,645	68,079
RLJ Lodging Trust	12,473	226,135
Sabra Health Care REIT, Inc.	13,964	238,924
Saul Centers, Inc.	2,688	115,235

See Notes to Schedule of Investments.

12    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2012

Investments	Shares	Value
Senior Housing Properties Trust	37,447	$835,817
Summit Hotel Properties, Inc.	4,237	35,464
Sun Communities, Inc.	5,272	233,233
UDR, Inc.	24,171	624,579
Universal Health Realty Income Trust	2,735	113,585
Urstadt Biddle Properties, Inc. Class A	4,236	83,746
Ventas, Inc.	32,997	2,082,771
Vornado Realty Trust	23,210	1,949,176
Washington Real Estate Investment Trust	14,133	402,084
Weingarten Realty Investors	21,026	553,825
Weyerhaeuser Co.	64,285	1,437,413
Winthrop Realty Trust	7,406	90,057

Total Real Estate Investment Trusts (REITs)		39,630,013

Retail - 0.3%
Big 5 Sporting Goods Corp.	2,256	17,055
Brown Shoe Co., Inc.	4,397	56,765
Cato Corp. (The) Class A	3,352	102,102
Darden Restaurants, Inc.	17,283	875,038
Einstein Noah Restaurant Group, Inc.	1,854	32,556
Hot Topic, Inc.	5,482	53,121
RadioShack Corp.(a)	15,721	60,369

Total Retail		1,197,006

Savings & Loans - 0.9%
Astoria Financial Corp.	20,336	199,293
Berkshire Hills Bancorp, Inc.	2,270	49,940
Brookline Bancorp, Inc.	8,361	73,995
Dime Community Bancshares, Inc.	5,502	73,122
First Niagara Financial Group, Inc.	71,180	544,527
Flushing Financial Corp.	3,789	51,644
Hudson City Bancorp, Inc.	94,858	604,245
New York Community Bancorp, Inc.(a)	121,016	1,516,330
Northwest Bancshares, Inc.	12,722	148,975
OceanFirst Financial Corp.	1,880	26,997
Oritani Financial Corp.	5,923	85,232
People’s United Financial, Inc.	60,161	698,469
Provident Financial Services, Inc.	7,413	113,790
Provident New York Bancorp	4,356	33,062
Westfield Financial, Inc.	2,944	21,491

Total Savings & Loans		4,241,112

Semiconductors - 3.8%
Brooks Automation, Inc.	6,838	64,551
Intel Corp.	604,856	16,119,412
Intersil Corp. Class A	19,494	207,611
Maxim Integrated Products, Inc.	33,731	864,863
Microchip Technology, Inc.(a)	25,710	850,487

Total Semiconductors		18,106,924

Telecommunications - 15.3%
Alaska Communications Systems Group, Inc.(a)	27,506	57,763
AT&T, Inc.	1,165,678	41,568,077
CenturyLink, Inc.	167,236	6,604,150
Comtech Telecommunications Corp.	2,748	78,538
Consolidated Communications Holdings, Inc.	8,172	120,946
Frontier Communications Corp.(a)	501,975	1,922,564
IDT Corp. Class B	6,477	63,539
NTELOS Holdings Corp.	5,658	106,653
USA Mobility, Inc.	5,062	65,097
Verizon Communications, Inc.	487,779	21,676,899
Windstream Corp.	149,588	1,445,020

Total Telecommunications		73,709,246

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	15,079	510,726

Trucking & Leasing - 0.1%
TAL International Group, Inc.	8,598	287,947

Water - 0.0%
California Water Service Group	4,680	86,440
Connecticut Water Service, Inc.	829	24,024
Middlesex Water Co.	2,089	39,691

Total Water		150,155

TOTAL COMMON STOCKS (Cost: $433,325,610)		479,566,288

EXCHANGE-TRADED FUND - 0.3%
WisdomTree Total Dividend Fund(a)(b) (Cost: $1,406,990)	28,583	1,497,749

SHORT-TERM INVESTMENT - 0.9%

MONEY MARKET FUND - 0.9%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $4,244,627)	4,244,627	4,244,627

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $8,255,790)(d)	8,255,790	8,255,790

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $447,233,017)(e)		493,564,454
Liabilities in Excess of Other Assets - (2.3)%		(11,244,801)

NET ASSETS - 100.0%		$482,319,653

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $7,984,791 and the total market value of the collateral held by the Fund was $8,255,790.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    13

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 100.4%

COMMON STOCKS - 99.8%

Advertising - 0.1%
Omnicom Group, Inc.	27,786	$1,350,400

Aerospace/Defense - 2.6%
Boeing Co. (The)	76,463	5,681,201
General Dynamics Corp.	45,094	2,974,400
Goodrich Corp.	5,136	651,758
L-3 Communications Holdings, Inc.	12,074	893,597
Lockheed Martin Corp.	72,391	6,303,808
Northrop Grumman Corp.	40,376	2,575,585
Raytheon Co.	56,578	3,201,749
Rockwell Collins, Inc.	11,641	574,483
United Technologies Corp.	102,148	7,715,239

Total Aerospace/Defense		30,571,820

Agriculture - 4.9%
Altria Group, Inc.	502,766	17,370,565
Archer-Daniels-Midland Co.	72,414	2,137,661
Lorillard, Inc.	27,848	3,674,544
Philip Morris International, Inc.	306,983	26,787,336
Reynolds American, Inc.	138,603	6,219,117

Total Agriculture		56,189,223

Apparel - 0.4%
Coach, Inc.	18,694	1,093,225
NIKE, Inc. Class B	24,328	2,135,512
Ralph Lauren Corp.	1,308	183,198
VF Corp.	10,502	1,401,492

Total Apparel		4,813,427

Auto Manufacturers - 0.1%
PACCAR, Inc.	29,162	1,142,859

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	71,962	1,994,067

Banks - 5.4%
Bank of America Corp.	336,265	2,750,648
Bank of New York Mellon Corp. (The)	145,288	3,189,072
BB&T Corp.	81,830	2,524,456
Capital One Financial Corp.	8,867	484,670
Citigroup, Inc.	18,684	512,129
Fifth Third Bancorp	109,526	1,467,648
Goldman Sachs Group, Inc. (The)	31,956	3,063,302
JPMorgan Chase & Co.	516,669	18,460,583
KeyCorp	67,604	523,255
M&T Bank Corp.	21,081	1,740,658
Morgan Stanley	107,927	1,574,655
Northern Trust Corp.	29,184	1,343,048
PNC Financial Services Group, Inc.	59,253	3,620,951
State Street Corp.	39,458	1,761,405
SunTrust Banks, Inc.	27,327	662,133
U.S. Bancorp	159,515	5,130,002
Wells Fargo & Co.	419,809	14,038,413

Total Banks		62,847,028

Beverages - 3.5%
Beam, Inc.	10,133	633,211
Brown-Forman Corp. Class B	6,601	639,307
Coca-Cola Co. (The)	276,929	21,653,079
Coca-Cola Enterprises, Inc.	27,431	769,165
Dr. Pepper Snapple Group, Inc.	30,910	1,352,312
PepsiCo, Inc.	216,492	15,297,325

Total Beverages		40,344,399

Biotechnology - 0.5%
Amgen, Inc.	73,408	5,361,720

Chemicals - 2.4%
Air Products & Chemicals, Inc.	25,761	2,079,686
Celanese Corp. Series A	3,681	127,436
CF Industries Holdings, Inc.	3,405	659,685
Dow Chemical Co. (The)	200,210	6,306,615
E.I. du Pont de Nemours & Co.	151,058	7,639,003
Ecolab, Inc.	12,822	878,692
Monsanto Co.	40,622	3,362,689
Mosaic Co. (The)	5,560	304,466
PPG Industries, Inc.	18,735	1,988,158
Praxair, Inc.	25,154	2,734,994
Sherwin-Williams Co. (The)	7,792	1,031,271
Sigma-Aldrich Corp.	5,735	423,989
Valhi, Inc.	13,117	163,831

Total Chemicals		27,700,515

Coal - 0.1%
Consol Energy, Inc.	12,995	392,969
Peabody Energy Corp.	11,508	282,176

Total Coal		675,145

Commercial Services - 0.9%
Automatic Data Processing, Inc.	64,551	3,592,909
Mastercard, Inc. Class A	782	336,346
Moody’s Corp.	17,257	630,743
Paychex, Inc.	67,668	2,125,452
Visa, Inc. Class A	20,868	2,579,911
Western Union Co. (The)	48,432	815,595

Total Commercial Services		10,080,956

Computers - 1.6%
Hewlett-Packard Co.	156,959	3,156,446
International Business Machines Corp.	80,290	15,703,118

Total Computers		18,859,564

Cosmetics/Personal Care - 2.7%
Avon Products, Inc.	98,766	1,600,997
Colgate-Palmolive Co.	53,769	5,597,353
Estee Lauder Cos., Inc. (The) Class A	10,534	570,100
Procter & Gamble Co. (The)	384,010	23,520,612

Total Cosmetics/Personal Care		31,289,062

Distribution/Wholesale - 0.2%
Fastenal Co.	17,565	708,045
Genuine Parts Co.	20,934	1,261,273
W.W. Grainger, Inc.	4,423	845,855

Total Distribution/Wholesale		2,815,173

Diversified Financial Services - 1.5%
American Express Co.	76,043	4,426,463
Ameriprise Financial, Inc.	19,660	1,027,432
BlackRock, Inc.	19,875	3,375,172
Charles Schwab Corp. (The)	117,613	1,520,736
CME Group, Inc.	6,597	1,768,722
Discover Financial Services	23,341	807,132
Franklin Resources, Inc.	9,753	1,082,485
NYSE Euronext	50,908	1,302,227
T. Rowe Price Group, Inc.	24,624	1,550,327
TD Ameritrade Holding Corp.	36,910	627,470

Total Diversified Financial Services		17,488,166

Electric - 5.8%
Ameren Corp.	52,389	1,757,127
American Electric Power Co., Inc.	100,351	4,004,005
Consolidated Edison, Inc.	51,273	3,188,668
Dominion Resources, Inc.	95,896	5,178,384
DTE Energy Co.	32,980	1,956,703
Duke Energy Corp.	274,201	6,323,075

See Notes to Schedule of Investments.

14    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2012

Investments	Shares	Value
Edison International	45,922	$2,121,596
Entergy Corp.	35,405	2,403,646
Exelon Corp.	158,022	5,944,788
FirstEnergy Corp.	90,205	4,437,184
NextEra Energy, Inc.	69,484	4,781,194
PG&E Corp.	81,405	3,685,204
PPL Corp.	120,710	3,356,945
Progress Energy, Inc.	57,783	3,476,803
Public Service Enterprise Group, Inc.	95,422	3,101,215
Southern Co. (The)	158,088	7,319,474
Wisconsin Energy Corp.	30,864	1,221,289
Xcel Energy, Inc.	83,354	2,368,087

Total Electric		66,625,387

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	4,362	217,708
Emerson Electric Co.	103,892	4,839,289

Total Electrical Components & Equipment		5,056,997

Electronics - 0.5%
Amphenol Corp. Class A	6,981	383,396
Honeywell International, Inc.	96,490	5,388,002

Total Electronics		5,771,398

Engineering & Construction - 0.0%
Fluor Corp.	7,096	350,117

Environmental Control - 0.4%
Republic Services, Inc.	51,706	1,368,141
Waste Management, Inc.	84,294	2,815,419

Total Environmental Control		4,183,560

Food - 2.6%
Campbell Soup Co.	49,119	1,639,592
ConAgra Foods, Inc.	67,618	1,753,335
General Mills, Inc.	84,484	3,256,013
H.J. Heinz Co.	49,930	2,715,193
Hershey Co. (The)	16,525	1,190,296
Hillshire Brands Co.	12,711	368,492
Hormel Foods Corp.	24,660	750,157
J.M. Smucker Co. (The)	12,257	925,649
Kellogg Co.	54,147	2,671,072
Kraft Foods, Inc. Class A	242,965	9,383,308
Kroger Co. (The)	49,908	1,157,367
Safeway, Inc.	40,154	728,795
Sysco Corp.	93,482	2,786,698
Whole Foods Market, Inc.	6,319	602,327

Total Food		29,928,294

Forest Products & Paper - 0.2%
International Paper Co.	73,262	2,118,004

Gas - 0.4%
CenterPoint Energy, Inc.	76,977	1,591,114
Sempra Energy	37,720	2,598,154

Total Gas		4,189,268

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.	18,679	1,202,181

Healthcare-Products - 1.1%
Baxter International, Inc.	66,574	3,538,408
Becton Dickinson and Co.	23,010	1,719,997
C.R. Bard, Inc.	3,579	384,528
Medtronic, Inc.	123,616	4,787,648
St. Jude Medical, Inc.	34,942	1,394,535
Stryker Corp.	25,070	1,381,357

Total Healthcare-Products		13,206,473

Healthcare-Services - 0.6%
Aetna, Inc.	23,104	895,742
Cigna Corp.	1,335	58,740
Humana, Inc.	8,042	622,773
Quest Diagnostics, Inc.	8,129	486,927
UnitedHealth Group, Inc.	62,110	3,633,435
WellPoint, Inc.	23,976	1,529,429

Total Healthcare-Services		7,227,046

Household Products/Wares - 0.6%
Clorox Co. (The)	20,808	1,507,747
Kimberly-Clark Corp.	67,297	5,637,470

Total Household Products/Wares		7,145,217

Insurance - 2.0%
Aflac, Inc.	62,784	2,673,971
Allstate Corp. (The)	68,917	2,418,298
Chubb Corp. (The)	27,740	2,020,027
CNA Financial Corp.	17,293	479,362
Hartford Financial Services Group, Inc.	46,250	815,387
Loews Corp.	11,390	465,965
Marsh & McLennan Cos., Inc.	65,860	2,122,668
MetLife, Inc.	110,987	3,423,949
Principal Financial Group, Inc.	38,509	1,010,091
Progressive Corp. (The)	56,103	1,168,625
Prudential Financial, Inc.	61,926	2,999,076
Travelers Cos., Inc. (The)	51,698	3,300,400

Total Insurance		22,897,819

Internet - 0.0%
Expedia, Inc.	5,285	254,050

Iron/Steel - 0.2%
Cliffs Natural Resources, Inc.	10,739	529,325
Nucor Corp.	51,792	1,962,917

Total Iron/Steel		2,492,242

Leisure Time - 0.1%
Harley-Davidson, Inc.	13,718	627,324

Lodging - 0.2%
Marriott International, Inc. Class A	20,059	786,313
Starwood Hotels & Resorts Worldwide, Inc.	9,155	485,581
Wynn Resorts Ltd.	10,290	1,067,279

Total Lodging		2,339,173

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	58,337	4,953,395
Joy Global, Inc.	4,335	245,924

Total Machinery-Construction & Mining		5,199,319

Machinery-Diversified - 0.5%
Cummins, Inc.	14,924	1,446,285
Deere & Co.	39,887	3,225,662
Rockwell Automation, Inc.	14,227	939,836
Roper Industries, Inc.	2,616	257,885

Total Machinery-Diversified		5,869,668

Media - 2.5%
CBS Corp. Class B	41,508	1,360,632
Comcast Corp. Class A	173,197	5,537,108
Comcast Corp. Special Class A	52,164	1,637,950
McGraw-Hill Cos., Inc. (The)	29,722	1,337,490
News Corp. Class A	81,573	1,818,262
News Corp. Class B	35,322	795,452
Time Warner Cable, Inc.	42,277	3,470,942
Time Warner, Inc.	119,170	4,588,045
Viacom, Inc. Class B	50,210	2,360,874

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    15

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2012

Investments	Shares	Value
Walt Disney Co. (The)	132,456	$6,424,116

Total Media		29,330,871

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	535	88,002

Mining - 1.5%
Alcoa, Inc.	60,532	529,655
Freeport-McMoRan Copper & Gold, Inc.	109,556	3,732,573
Newmont Mining Corp.	48,339	2,344,925
Southern Copper Corp.	351,214	11,066,753

Total Mining		17,673,906

Miscellaneous Manufacturing - 4.2%
3M Co.	84,648	7,584,461
Danaher Corp.	6,304	328,312
Dover Corp.	18,060	968,197
Eaton Corp.	46,098	1,826,864
General Electric Co.	1,637,758	34,130,877
Illinois Tool Works, Inc.	64,659	3,419,814
Parker Hannifin Corp.	12,482	959,616

Total Miscellaneous Manufacturing		49,218,141

Office/Business Equipment - 0.1%
Xerox Corp.	128,339	1,010,028

Oil & Gas - 8.8%
Anadarko Petroleum Corp.	10,440	691,128
Apache Corp.	11,139	979,007
Cabot Oil & Gas Corp.	1,444	56,894
Chesapeake Energy Corp.	43,451	808,189
Chevron Corp.	275,654	29,081,497
ConocoPhillips	220,106	12,299,523
Devon Energy Corp.	19,118	1,108,653
Diamond Offshore Drilling, Inc.(a)	5,208	307,949
EOG Resources, Inc.	8,323	749,985
EQT Corp.	10,226	548,420
Exxon Mobil Corp.	487,035	41,675,585
Hess Corp.	10,701	464,958
Marathon Oil Corp.	67,274	1,720,196
Marathon Petroleum Corp.	47,635	2,139,764
Murphy Oil Corp.	17,570	883,595
Noble Energy, Inc.	7,452	632,079
Occidental Petroleum Corp.	72,817	6,245,514
Pioneer Natural Resources Co.	547	48,251
Range Resources Corp.	1,840	113,841
Valero Energy Corp.	69,337	1,674,489

Total Oil & Gas		102,229,517

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	24,261	997,127
Halliburton Co.	45,481	1,291,206
National Oilwell Varco, Inc.	13,184	849,577

Total Oil & Gas Services		3,137,910

Pharmaceuticals - 10.7%
Abbott Laboratories	237,171	15,290,414
Allergan, Inc.	3,155	292,058
AmerisourceBergen Corp.	16,737	658,601
Bristol-Myers Squibb Co.	284,919	10,242,838
Cardinal Health, Inc.	31,318	1,315,356
Eli Lilly & Co.	242,940	10,424,556
Johnson & Johnson	423,295	28,597,810
McKesson Corp.	10,967	1,028,156
Mead Johnson Nutrition Co.	12,461	1,003,235
Merck & Co., Inc.	616,894	25,755,325
Perrigo Co.	1,306	154,017
Pfizer, Inc.	1,266,204	29,122,692

Total Pharmaceuticals		123,885,058

Pipelines - 0.9%
Kinder Morgan, Inc.	128,081	4,126,770
ONEOK, Inc.	23,734	1,004,185
Spectra Energy Corp.	107,546	3,125,287
Williams Cos., Inc. (The)	81,660	2,353,441

Total Pipelines		10,609,683

Real Estate Investment Trusts (REITs) - 3.1%
AvalonBay Communities, Inc.	11,573	1,637,348
Boston Properties, Inc.	13,564	1,469,931
Digital Realty Trust, Inc.	19,729	1,481,056
Equity Residential	31,328	1,953,614
General Growth Properties, Inc.	117,291	2,121,794
HCP, Inc.	86,455	3,816,988
Health Care REIT, Inc.	45,941	2,678,360
Host Hotels & Resorts, Inc.	34,499	545,774
Macerich Co. (The)	26,340	1,555,377
ProLogis, Inc.	83,087	2,760,981
Public Storage	21,978	3,173,843
Simon Property Group, Inc.	37,592	5,851,571
Ventas, Inc.	42,397	2,676,099
Vornado Realty Trust	29,960	2,516,041
Weyerhaeuser Co.	84,931	1,899,057

Total Real Estate Investment Trusts (REITs)		36,137,834

Retail - 6.8%
Best Buy Co., Inc.	42,096	882,332
Costco Wholesale Corp.	21,539	2,046,205
CVS Caremark Corp.	74,737	3,492,460
Family Dollar Stores, Inc.	6,307	419,289
Gap, Inc. (The)	53,486	1,463,377
Home Depot, Inc. (The)	196,666	10,421,331
Kohl’s Corp.	22,783	1,036,399
Lowe’s Cos., Inc.	122,773	3,491,664
Ltd. Brands, Inc.	26,000	1,105,780
Macy’s, Inc.	23,455	805,679
McDonald’s Corp.	125,838	11,140,438
Nordstrom, Inc.	17,718	880,408
Ross Stores, Inc.	9,361	584,782
Staples, Inc.	83,363	1,087,887
Starbucks Corp.	50,352	2,684,769
Target Corp.	65,359	3,803,240
Tiffany & Co.	9,866	522,405
TJX Cos., Inc. (The)	39,925	1,713,980
Walgreen Co.	101,161	2,992,342
Wal-Mart Stores, Inc.	374,020	26,076,675
Yum! Brands, Inc.	39,177	2,523,782

Total Retail		79,175,224

Semiconductors - 3.5%
Altera Corp.	12,837	434,404
Analog Devices, Inc.	37,599	1,416,355
Applied Materials, Inc.	173,137	1,984,150
Intel Corp.	788,403	21,010,940
KLA-Tencor Corp.	21,076	1,037,993
Linear Technology Corp.	32,412	1,015,468
Maxim Integrated Products, Inc.	43,758	1,121,955
Microchip Technology, Inc.	33,690	1,114,465
QUALCOMM, Inc.	117,346	6,533,825
Texas Instruments, Inc.	119,999	3,442,771
Xilinx, Inc.	28,338	951,307

Total Semiconductors		40,063,633

See Notes to Schedule of Investments.

16    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2012

Investments	Shares	Value
Software - 3.7%
Activision Blizzard, Inc.	68,525	$821,615
CA, Inc.	20,810	563,743
Fidelity National Information Services, Inc.	10,645	362,781
Intuit, Inc.	14,532	862,474
Microsoft Corp.	1,129,257	34,543,972
Oracle Corp.	175,099	5,200,440

Total Software		42,355,025

Telecommunications - 8.6%
AT&T, Inc.	1,518,777	54,159,588
CenturyLink, Inc.	218,088	8,612,295
Cisco Systems, Inc.	307,503	5,279,827
Corning, Inc.	156,454	2,022,950
Motorola Solutions, Inc.	27,611	1,328,365
Verizon Communications, Inc.	635,732	28,251,930

Total Telecommunications		99,654,955

Toys/Games/Hobbies - 0.1%
Mattel, Inc.	47,965	1,555,985

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	12,226	715,588
CSX Corp.	106,809	2,388,249
Expeditors International of Washington, Inc.	11,173	432,954
FedEx Corp.	9,031	827,330
Norfolk Southern Corp.	35,297	2,533,265
Union Pacific Corp.	50,793	6,060,113
United Parcel Service, Inc. Class B	91,337	7,193,702

Total Transportation		20,151,201

TOTAL COMMON STOCKS (Cost: $1,071,274,355)		1,156,484,034

EXCHANGE-TRADED FUND - 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $201,328)	4,073	213,425

SHORT-TERM INVESTMENT - 0.6%

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class 0.02%(c) (Cost: $7,212,548)	7,212,548	7,212,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

MONEY MARKET FUND - 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $291,873)(d)	291,873	291,873

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $1,078,980,104)(e)		1,164,201,880
Liabilities in Excess of Other Assets - (0.4)%		(4,698,290)

NET ASSETS - 100.0%		$1,159,503,590

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $285,640 and the total market value of the collateral held by the Fund was $291,873.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    17

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 105.1%

COMMON STOCKS - 99.7%

Aerospace/Defense - 4.1%
Lockheed Martin Corp.	200,026	$17,418,264
Northrop Grumman Corp.	189,525	12,089,800
Raytheon Co.	249,506	14,119,544

Total Aerospace/Defense		43,627,608

Agriculture - 6.4%
Altria Group, Inc.	593,172	20,494,093
Lorillard, Inc.	128,174	16,912,559
Philip Morris International, Inc.	160,501	14,005,317
Reynolds American, Inc.	394,164	17,686,139

Total Agriculture		69,098,108

Chemicals - 5.1%
Air Products & Chemicals, Inc.	102,015	8,235,671
Dow Chemical Co. (The)	424,007	13,356,221
E.I. du Pont de Nemours & Co.	237,151	11,992,726
Eastman Chemical Co.	216,574	10,908,832
PPG Industries, Inc.	96,434	10,233,576

Total Chemicals		54,727,026

Commercial Services - 4.4%
Automatic Data Processing, Inc.	180,116	10,025,256
H&R Block, Inc.	738,306	11,798,130
Iron Mountain, Inc.	335,934	11,072,385
Paychex, Inc.	448,139	14,076,046

Total Commercial Services		46,971,817

Cosmetics/Personal Care - 1.4%
Avon Products, Inc.	945,873	15,332,601

Distribution/Wholesale - 0.9%
Genuine Parts Co.	160,156	9,649,399

Electric - 13.8%
Ameren Corp.	445,580	14,944,753
American Electric Power Co., Inc.	363,938	14,521,126
Duke Energy Corp.	683,591	15,763,608
Entergy Corp.	199,323	13,532,039
Exelon Corp.	328,346	12,352,377
FirstEnergy Corp.	334,756	16,466,648
Pepco Holdings, Inc.	843,541	16,508,097
PG&E Corp.	361,874	16,382,036
PPL Corp.	484,546	13,475,224
Progress Energy, Inc.	248,707	14,964,700

Total Electric		148,910,608

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	186,605	8,692,061

Environmental Control - 2.1%
Republic Services, Inc.	355,935	9,418,040
Waste Management, Inc.	409,774	13,686,452

Total Environmental Control		23,104,492

Food - 3.2%
ConAgra Foods, Inc.	447,671	11,608,109
H.J. Heinz Co.	206,357	11,221,694
Sysco Corp.	390,569	11,642,862

Total Food		34,472,665

Forest Products & Paper - 2.0%
International Paper Co.	404,172	11,684,612
MeadWestvaco Corp.	355,669	10,225,484

Total Forest Products & Paper		21,910,096

Healthcare-Products - 3.0%
Baxter International, Inc.	158,865	8,443,675
Becton Dickinson and Co.	101,280	7,570,680
Medtronic, Inc.	223,532	8,657,394
St. Jude Medical, Inc.	192,058	7,665,035

Total Healthcare-Products		32,336,784

Household Products/Wares - 2.4%
Clorox Co. (The)	169,612	12,290,085
Kimberly-Clark Corp.	165,989	13,904,899

Total Household Products/Wares		26,194,984

Iron/Steel - 1.0%
Nucor Corp.	283,294	10,736,843

Media - 2.0%
Time Warner Cable, Inc.	152,612	12,529,445
Time Warner, Inc.	238,237	9,172,125

Total Media		21,701,570

Mining - 3.4%
Freeport-McMoRan Copper & Gold, Inc.	199,935	6,811,785
Southern Copper Corp.(a)	929,368	29,284,386

Total Mining		36,096,171

Miscellaneous Manufacturing - 3.1%
Eaton Corp.	215,905	8,556,315
General Electric Co.	677,086	14,110,472
Illinois Tool Works, Inc.	206,278	10,910,044

Total Miscellaneous Manufacturing		33,576,831

Oil & Gas - 5.5%
Chevron Corp.	93,312	9,844,416
ConocoPhillips	160,443	8,965,555
Exxon Mobil Corp.	87,156	7,457,939
Marathon Oil Corp.	237,315	6,068,144
Marathon Petroleum Corp.	272,718	12,250,493
Murphy Oil Corp.	113,486	5,707,211
Valero Energy Corp.	392,747	9,484,840

Total Oil & Gas		59,778,598

Pharmaceuticals - 7.6%
Abbott Laboratories	193,100	12,449,157
Bristol-Myers Squibb Co.	355,720	12,788,134
Eli Lilly & Co.	385,622	16,547,040
Johnson & Johnson	165,420	11,175,775
Merck & Co., Inc.	394,048	16,451,504
Pfizer, Inc.	568,412	13,073,476

Total Pharmaceuticals		82,485,086

Pipelines - 3.1%
Kinder Morgan, Inc.	416,968	13,434,709
Spectra Energy Corp.	390,853	11,358,188
Williams Cos., Inc. (The)	300,670	8,665,309

Total Pipelines		33,458,206

Retail - 3.7%
Darden Restaurants, Inc.	249,279	12,620,996
Home Depot, Inc. (The)	224,837	11,914,112
McDonald’s Corp.	89,609	7,933,085
Staples, Inc.	583,288	7,611,908

Total Retail		40,080,101

Semiconductors - 6.8%
Analog Devices, Inc.	254,019	9,568,896
Applied Materials, Inc.	857,256	9,824,154
Intel Corp.	430,401	11,470,186

See Notes to Schedule of Investments.

18    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2012

Investments	Shares	Value
KLA-Tencor Corp.	195,555	$9,631,084
Linear Technology Corp.	326,216	10,220,347
Maxim Integrated Products, Inc.	407,223	10,441,198
Microchip Technology, Inc.(a)	352,986	11,676,777

Total Semiconductors		72,832,642

Software - 1.0%
Microsoft Corp.	364,515	11,150,514

Telecommunications - 10.9%
AT&T, Inc.	612,374	21,837,257
CenturyLink, Inc.	650,171	25,675,253
Frontier Communications Corp.(a)	8,007,764	30,669,736
Verizon Communications, Inc.	411,808	18,300,747
Windstream Corp.	2,237,308	21,612,395

Total Telecommunications		118,095,388

Toys/Games/Hobbies - 2.0%
Hasbro, Inc.	295,297	10,001,710
Mattel, Inc.	341,805	11,088,154

Total Toys/Games/Hobbies		21,089,864

TOTAL COMMON STOCKS (Cost: $1,008,614,788)		1,076,110,063

EXCHANGE-TRADED FUNDS - 0.0%
WisdomTree LargeCap Dividend Fund(b)	3,617	189,603
WisdomTree MidCap Dividend Fund(a)(b)	3,493	190,438

TOTAL EXCHANGE-TRADED FUNDS (Cost: $295,847)		380,041

SHORT-TERM INVESTMENT - 1.0%

MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $11,282,434)	11,282,434	11,282,434

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

MONEY MARKET FUND - 4.4%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $47,043,915)(d)	47,043,915	47,043,915

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $1,067,236,984)(e)		1,134,816,453
Liabilities in Excess of Other Assets - (5.1)%		(55,428,504)

NET ASSETS - 100.0%		$1,079,387,949

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $45,667,558 and the total market value of the collateral held by the Fund was $47,043,915.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    19

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 106.7%

COMMON STOCKS - 99.6%

Advertising - 0.4%
Interpublic Group of Cos., Inc. (The)	132,736	$1,440,186

Aerospace/Defense - 0.1%
Alliant Techsystems, Inc.	5,022	253,962
Triumph Group, Inc.	1,459	82,098

Total Aerospace/Defense		336,060

Airlines - 0.1%
Southwest Airlines Co.	18,734	172,727

Apparel - 0.2%
Columbia Sportswear Co.	6,761	362,525
Wolverine World Wide, Inc.	7,104	275,493

Total Apparel		638,018

Auto Parts & Equipment - 0.2%
Lear Corp.	15,105	569,912

Banks - 4.1%
Associated Banc-Corp.	7,138	94,150
Bank of Hawaii Corp.	21,273	977,494
BOK Financial Corp.	17,785	1,035,087
CapitalSource, Inc.	19,129	128,547
City National Corp.	10,804	524,858
Comerica, Inc.	34,114	1,047,641
Commerce Bancshares, Inc.	22,983	871,056
Cullen/Frost Bankers, Inc.	23,856	1,371,481
East West Bancorp, Inc.	17,555	411,840
First Horizon National Corp.	15,738	136,134
FirstMerit Corp.	52,667	870,059
Fulton Financial Corp.	46,649	466,024
Hancock Holding Co.	29,649	902,516
Huntington Bancshares, Inc.	294,893	1,887,315
Prosperity Bancshares, Inc.	10,381	436,313
Regions Financial Corp.	134,606	908,591
TCF Financial Corp.	35,758	410,502
Valley National Bancorp	115,226	1,221,396
Webster Financial Corp.	10,094	218,636
Zions Bancorp.	5,122	99,469

Total Banks		14,019,109

Beverages - 1.0%
Brown-Forman Corp. Class A	11,137	1,058,015
Molson Coors Brewing Co. Class B	52,551	2,186,647

Total Beverages		3,244,662

Building Materials - 1.0%
Lennox International, Inc.	12,463	581,150
Martin Marietta Materials, Inc.(a)	10,896	858,823
Masco Corp.	132,602	1,839,190
Simpson Manufacturing Co., Inc.	8,066	238,027

Total Building Materials		3,517,190

Chemicals - 3.9%
Airgas, Inc.	13,841	1,162,782
Albemarle Corp.	13,784	822,078
Ashland, Inc.	11,156	773,222
Cabot Corp.	15,856	645,339
Cytec Industries, Inc.	6,030	353,599
Eastman Chemical Co.	43,222	2,177,092
FMC Corp.	11,162	596,944
Huntsman Corp.	107,025	1,384,904
International Flavors & Fragrances, Inc.	20,458	1,121,098
Kronos Worldwide, Inc.(a)	44,595	704,155
NewMarket Corp.	2,251	487,567
RPM International, Inc.	52,469	1,427,157
Sensient Technologies Corp.	12,590	462,431
Valspar Corp.	20,222	1,061,453
Westlake Chemical Corp.(a)	5,297	276,821

Total Chemicals		13,456,642

Coal - 0.2%
Arch Coal, Inc.(a)	69,229	476,988
Walter Energy, Inc.	5,393	238,155

Total Coal		715,143

Commercial Services - 4.0%
Aaron’s, Inc.	1,780	50,392
DeVry, Inc.	6,330	196,040
Equifax, Inc.	22,236	1,036,198
Global Payments, Inc.	1,503	64,975
H&R Block, Inc.	127,426	2,036,267
Iron Mountain, Inc.	68,007	2,241,511
Lender Processing Services, Inc.	20,792	525,622
Manpower, Inc.	20,219	741,026
Morningstar, Inc.	1,855	107,293
R.R. Donnelley & Sons Co.(a)	150,347	1,769,584
Rent-A-Center, Inc.	11,534	389,157
Robert Half International, Inc.	32,204	920,068
Rollins, Inc.	20,107	449,794
SEI Investments Co.	28,929	575,398
Service Corp. International	50,025	618,809
Sotheby’s	8,416	280,758
Total System Services, Inc.	44,552	1,066,129
Towers Watson & Co. Class A	3,773	226,003
Weight Watchers International, Inc.	9,411	485,231

Total Commercial Services		13,780,255

Computers - 1.1%
Computer Sciences Corp.	52,989	1,315,187
Diebold, Inc.	26,299	970,696
DST Systems, Inc.	7,110	386,144
Jack Henry & Associates, Inc.	11,792	407,060
Lexmark International, Inc. Class A	24,558	652,752
Syntel, Inc.	2,296	139,367

Total Computers		3,871,206

Distribution/Wholesale - 0.4%
Owens & Minor, Inc.	19,819	607,056
Watsco, Inc.	12,091	892,316

Total Distribution/Wholesale		1,499,372

Diversified Financial Services - 2.6%
CBOE Holdings, Inc.	18,292	506,323
Eaton Vance Corp.	42,051	1,133,274
Federated Investors, Inc. Class B(a)	71,942	1,571,933
Jefferies Group, Inc.	51,393	667,595
Legg Mason, Inc.	20,203	532,753
Raymond James Financial, Inc.	24,113	825,629
SLM Corp.	167,743	2,635,242
Waddell & Reed Financial, Inc. Class A	30,096	911,307

Total Diversified Financial Services		8,784,056

Electric - 10.9%
Alliant Energy Corp.	48,575	2,213,563
Cleco Corp.	22,822	954,644
CMS Energy Corp.	111,260	2,614,610
Great Plains Energy, Inc.	59,445	1,272,717
Hawaiian Electric Industries, Inc.	49,242	1,404,382
IDACORP, Inc.	15,603	656,574
Integrys Energy Group, Inc.	45,311	2,576,837
ITC Holdings Corp.	10,934	753,462
MDU Resources Group, Inc.	65,976	1,425,741

See Notes to Schedule of Investments.

20    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2012

Investments	Shares	Value
National Fuel Gas Co.	22,839	$1,072,976
Northeast Utilities	115,875	4,497,109
NV Energy, Inc.	86,408	1,519,053
OGE Energy Corp.	30,136	1,560,743
Pepco Holdings, Inc.	135,977	2,661,070
Pinnacle West Capital Corp.	54,248	2,806,792
PNM Resources, Inc.	26,782	523,320
Portland General Electric Co.	35,165	937,499
SCANA Corp.	63,396	3,032,865
TECO Energy, Inc.	110,163	1,989,544
UIL Holdings Corp.	27,656	991,744
Westar Energy, Inc.	59,819	1,791,579

Total Electric		37,256,824

Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	4,713	239,939
Hubbell, Inc. Class B	13,636	1,062,790
Molex, Inc.	35,650	853,461
Molex, Inc. Class A	35,986	727,996

Total Electrical Components & Equipment		2,884,186

Electronics - 1.0%
AVX Corp.	43,292	462,791
FLIR Systems, Inc.	16,023	312,449
Gentex Corp.	27,053	564,596
Jabil Circuit, Inc.	37,277	757,841
National Instruments Corp.	20,894	561,213
PerkinElmer, Inc.	18,878	487,052
Woodward, Inc.	5,374	211,951

Total Electronics		3,357,893

Engineering & Construction - 0.1%
EMCOR Group, Inc.	5,967	166,002
KBR, Inc.	12,714	314,163

Total Engineering & Construction		480,165

Entertainment - 1.1%
Cinemark Holdings, Inc.	60,106	1,373,422
International Game Technology	49,065	772,774
Regal Entertainment Group Class A(a)	91,567	1,259,962
Six Flags Entertainment Corp.	3,864	209,351
Vail Resorts, Inc.	5,563	278,595

Total Entertainment		3,894,104

Environmental Control - 0.3%
Covanta Holding Corp.	32,978	565,573
Waste Connections, Inc.	13,427	401,736

Total Environmental Control		967,309

Food - 1.4%
Flowers Foods, Inc.	46,283	1,075,154
Harris Teeter Supermarkets, Inc.	6,960	285,291
Ingredion, Inc.	10,793	534,469
Lancaster Colony Corp.	6,145	437,586
McCormick & Co., Inc.	32,703	1,983,437
Tyson Foods, Inc. Class A	25,504	480,240

Total Food		4,796,177

Forest Products & Paper - 0.6%
MeadWestvaco Corp.	65,466	1,882,147

Gas - 3.9%
AGL Resources, Inc.	37,764	1,463,355
Atmos Energy Corp.	41,513	1,455,861
New Jersey Resources Corp.	14,308	623,972
NiSource, Inc.	126,440	3,129,390
Piedmont Natural Gas Co., Inc.	27,373	881,137
Questar Corp.	65,122	1,358,445
South Jersey Industries, Inc.	9,548	486,661
Southwest Gas Corp.	12,983	566,708
UGI Corp.	46,902	1,380,326
Vectren Corp.	43,119	1,272,873
WGL Holdings, Inc.	20,691	822,467

Total Gas		13,441,195

Hand/Machine Tools - 0.8%
Kennametal, Inc.	13,374	443,348
Lincoln Electric Holdings, Inc.	16,691	730,899
Regal-Beloit Corp.	6,660	414,651
Snap-On, Inc.	17,163	1,068,397

Total Hand/Machine Tools		2,657,295

Healthcare-Products - 0.9%
Cooper Cos., Inc. (The)	466	37,168
DENTSPLY International, Inc.	9,407	355,679
Hill-Rom Holdings, Inc.	9,483	292,551
Patterson Cos., Inc.	21,184	730,212
STERIS Corp.	14,989	470,205
Techne Corp.	6,781	503,150
Teleflex, Inc.	10,006	609,465

Total Healthcare-Products		2,998,430

Healthcare-Services - 0.4%
Lincare Holdings, Inc.	32,144	1,093,539
Universal Health Services, Inc. Class B	5,223	225,425

Total Healthcare-Services		1,318,964

Holding Companies-Diversified - 0.2%
Leucadia National Corp.(a)	29,486	627,167

Home Builders - 0.4%
D.R. Horton, Inc.	42,974	789,862
Lennar Corp. Class A(a)	14,523	448,906

Total Home Builders		1,238,768

Home Furnishings - 0.7%
Harman International Industries, Inc.	6,495	257,202
Whirlpool Corp.	34,987	2,139,805

Total Home Furnishings		2,397,007

Household Products/Wares - 1.2%
Avery Dennison Corp.	41,903	1,145,628
Church & Dwight Co., Inc.	23,662	1,312,531
Scotts Miracle-Gro Co. (The) Class A(a)	17,918	736,788
Tupperware Brands Corp.	13,675	748,843

Total Household Products/Wares		3,943,790

Housewares - 0.5%
Newell Rubbermaid, Inc.	67,009	1,215,543
Toro Co. (The)	5,132	376,125

Total Housewares		1,591,668

Insurance - 6.4%
American Financial Group, Inc.	20,833	817,279
American National Insurance Co.	12,642	900,995
AmTrust Financial Services, Inc.	9,219	273,897
Arthur J. Gallagher & Co.	49,178	1,724,672
Assurant, Inc.	18,342	639,035
Brown & Brown, Inc.	24,159	658,816
Cincinnati Financial Corp.	94,311	3,590,420
Erie Indemnity Co. Class A	13,918	996,668
Fidelity National Financial, Inc. Class A	72,621	1,398,680
Hanover Insurance Group, Inc. (The)	16,811	657,814
HCC Insurance Holdings, Inc.	26,317	826,354
Kemper Corp.	22,658	696,734
Lincoln National Corp.	55,933	1,223,255
Mercury General Corp.	31,490	1,312,188
Old Republic International Corp.	209,129	1,733,679

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    21

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2012

Investments	Shares	Value
Primerica, Inc.	4,139	$110,635
ProAssurance Corp.	4,186	372,931
Protective Life Corp.	27,076	796,305
Reinsurance Group of America, Inc.	11,503	612,075
Torchmark Corp.	12,255	619,490
Unum Group	64,699	1,237,692
W.R. Berkley Corp.	14,119	549,512

Total Insurance		21,749,126

Internet - 0.1%
IAC/InterActiveCorp	9,861	449,662

Investment Companies - 1.0%
Ares Capital Corp.	213,136	3,401,651

Iron/Steel - 0.9%
Allegheny Technologies, Inc.	18,645	594,589
Carpenter Technology Corp.	7,097	339,520
Commercial Metals Co.	42,973	543,179
Reliance Steel & Aluminum Co.	8,512	429,856
Steel Dynamics, Inc.	77,073	905,608
United States Steel Corp.(a)	12,213	251,588

Total Iron/Steel		3,064,340

Leisure Time - 0.3%
Brunswick Corp.	2,726	60,572
Polaris Industries, Inc.	11,656	833,171

Total Leisure Time		893,743

Lodging - 0.6%
Choice Hotels International, Inc.	12,706	507,351
Wyndham Worldwide Corp.	28,791	1,518,437

Total Lodging		2,025,788

Machinery-Diversified - 0.8%
Flowserve Corp.	7,865	902,509
Gardner Denver, Inc.	1,407	74,444
Graco, Inc.	13,844	637,931
IDEX Corp.	17,056	664,843
Nordson Corp.	8,257	423,502
Robbins & Myers, Inc.	1,749	73,143
Wabtec Corp.	911	71,067

Total Machinery-Diversified		2,847,439

Media - 1.6%
Cablevision Systems Corp. Class A	103,071	1,369,813
Factset Research Systems, Inc.	5,981	555,874
Gannett Co., Inc.	63,711	938,463
John Wiley & Sons, Inc. Class A	10,106	495,093
Scripps Networks Interactive, Inc. Class A	12,901	733,551
Viacom, Inc. Class A	11,615	592,133
Washington Post Co. (The) Class B(a)	1,873	700,165

Total Media		5,385,092

Metal Fabricate/Hardware - 0.4%
Timken Co. (The)	22,844	1,046,027
Valmont Industries, Inc.	2,478	299,763

Total Metal Fabricate/Hardware		1,345,790

Mining - 0.5%
Compass Minerals International, Inc.	9,126	696,131
Hecla Mining Co.	42,671	202,687
Royal Gold, Inc.	4,886	383,063
Titanium Metals Corp.	38,164	431,635
Vulcan Materials Co.	1,590	63,139

Total Mining		1,776,655

Miscellaneous Manufacturing - 2.4%
Aptargroup, Inc.	12,755	651,143
Carlisle Cos., Inc.	11,704	620,546
CLARCOR, Inc.	5,280	254,285
Crane Co.	14,283	519,616
Donaldson Co., Inc.	14,248	475,456
Harsco Corp.	35,750	728,585
ITT Corp.	19,304	339,750
Leggett & Platt, Inc.	78,005	1,648,246
Pall Corp.	15,348	841,224
Pentair, Inc.	24,883	952,521
SPX Corp.	9,486	619,625
Textron, Inc.	14,113	350,990
Trinity Industries, Inc.	11,235	280,650

Total Miscellaneous Manufacturing		8,282,637

Office/Business Equipment - 0.8%
Pitney Bowes, Inc.(a)	173,661	2,599,705

Oil & Gas - 1.2%
Berry Petroleum Co. Class A	5,031	199,529
Cimarex Energy Co.	6,124	337,555
Energen Corp.	8,860	399,852
EXCO Resources, Inc.(a)	37,463	284,344
Helmerich & Payne, Inc.	5,848	254,271
HollyFrontier Corp.	40,986	1,452,134
Patterson-UTI Energy, Inc.	17,997	262,036
QEP Resources, Inc.	5,528	165,674
SM Energy Co.	1,006	49,405
Sunoco, Inc.	18,077	858,658

Total Oil & Gas		4,263,458

Oil & Gas Services - 0.5%
CARBO Ceramics, Inc.(a)	1,853	142,181
Lufkin Industries, Inc.	2,414	131,128
Oceaneering International, Inc.	15,771	754,800
RPC, Inc.(a)	55,356	658,183

Total Oil & Gas Services		1,686,292

Packaging & Containers - 1.7%
Ball Corp.	14,290	586,605
Bemis Co., Inc.	36,519	1,144,505
Packaging Corp. of America	35,821	1,011,585
Rock-Tenn Co. Class A	10,939	596,722
Sealed Air Corp.	62,850	970,404
Silgan Holdings, Inc.	8,800	375,672
Sonoco Products Co.	38,667	1,165,810

Total Packaging & Containers		5,851,303

Pharmaceuticals - 0.1%
Medicis Pharmaceutical Corp. Class A	6,728	229,761
Omnicare, Inc.	6,043	188,723

Total Pharmaceuticals		418,484

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	2,473	174,025

Real Estate Investment Trusts (REITS) - 20.8%
Alexander’s, Inc.	1,838	792,380
Alexandria Real Estate Equities, Inc.	19,342	1,406,550
American Campus Communities, Inc.	26,045	1,171,504
Apartment Investment & Management Co. Class A	29,213	789,627
BioMed Realty Trust, Inc.	75,844	1,416,766
BRE Properties, Inc.	25,485	1,274,760
Camden Property Trust	26,367	1,784,255
CBL & Associates Properties, Inc.	89,981	1,758,229
Colonial Properties Trust	29,185	646,156

See Notes to Schedule of Investments.

22    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2012

Investments	Shares	Value
DDR Corp.	84,984	$1,244,166
Douglas Emmett, Inc.	40,316	931,300
Duke Realty Corp.	163,904	2,399,555
Entertainment Properties Trust	33,250	1,366,908
Equity Lifestyle Properties, Inc.	10,420	718,667
Equity One, Inc.	68,180	1,445,416
Essex Property Trust, Inc.	11,459	1,763,769
Extra Space Storage, Inc.	24,401	746,671
Federal Realty Investment Trust	20,903	2,175,793
Highwoods Properties, Inc.	45,977	1,547,126
Home Properties, Inc.	23,643	1,450,734
Hospitality Properties Trust	110,377	2,734,038
Kilroy Realty Corp.	24,483	1,185,222
Kimco Realty Corp.	213,689	4,066,502
LaSalle Hotel Properties	17,811	519,013
Liberty Property Trust	80,748	2,974,756
Mack-Cali Realty Corp.	66,914	1,945,190
Mid-America Apartment Communities, Inc.	17,496	1,193,927
National Retail Properties, Inc.	68,039	1,924,823
Omega Healthcare Investors, Inc.	96,009	2,160,203
Piedmont Office Realty Trust, Inc. Class A	143,274	2,465,746
Plum Creek Timber Co., Inc.	83,125	3,300,062
Post Properties, Inc.	11,839	579,519
Rayonier, Inc.	51,746	2,323,395
Realty Income Corp.	73,729	3,079,660
Regency Centers Corp.	50,442	2,399,526
RLJ Lodging Trust	41,661	755,314
Senior Housing Properties Trust	123,253	2,751,007
SL Green Realty Corp.	5,728	459,615
Tanger Factory Outlet Centers, Inc.	26,878	861,440
Taubman Centers, Inc.	17,733	1,368,278
UDR, Inc.	79,845	2,063,195
Washington Real Estate Investment Trust	46,698	1,328,558
Weingarten Realty Investors	69,403	1,828,075

Total Real Estate Investment Trusts (REITS)		71,097,396

Retail - 4.1%
Abercrombie & Fitch Co. Class A	14,124	482,193
Advance Auto Parts, Inc.	2,769	188,901
American Eagle Outfitters, Inc.	62,337	1,229,909
Brinker International, Inc.	22,542	718,414
Buckle, Inc. (The)(a)	10,503	415,604
Casey’s General Stores, Inc.	5,273	311,054
Chico’s FAS, Inc.	34,897	517,871
Darden Restaurants, Inc.	56,328	2,851,887
Dick’s Sporting Goods, Inc.	14,475	694,800
Dillard’s, Inc. Class A	2,306	146,846
Foot Locker, Inc.	45,573	1,393,622
Guess?, Inc.	28,368	861,536
HSN, Inc.	9,086	366,620
MSC Industrial Direct Co. Class A	7,683	503,621
Penske Automotive Group, Inc.	17,969	381,662
PetSmart, Inc.	13,904	947,975
PriceSmart, Inc.	3,050	205,906
PVH Corp.	1,585	123,297
Tractor Supply Co.	5,224	433,905
Wendy’s Co. (The)	66,392	313,370
Williams-Sonoma, Inc.	20,344	711,430
World Fuel Services Corp.	2,795	106,294

Total Retail		13,906,717

Savings & Loans - 3.6%
BankUnited, Inc.	26,326	620,767
Capitol Federal Financial, Inc.	47,423	563,385
First Niagara Financial Group, Inc.	237,432	1,816,355
Hudson City Bancorp, Inc.	311,777	1,986,020
New York Community Bancorp, Inc.(a)	394,688	4,945,441
People’s United Financial, Inc.	198,199	2,301,090

Total Savings & Loans		12,233,058

Software - 0.6%
Broadridge Financial Solutions, Inc.	38,541	819,767
Dun & Bradstreet Corp. (The)	10,644	757,533
Quality Systems, Inc.	12,601	346,654
Solera Holdings, Inc.	6,936	289,855

Total Software		2,213,809

Telecommunications - 4.0%
ADTRAN, Inc.	8,451	255,136
Frontier Communications Corp.(a)	1,638,528	6,275,562
Harris Corp.	40,348	1,688,564
InterDigital, Inc.	4,999	147,520
Virgin Media, Inc.(a)	23,207	566,019
Windstream Corp.	487,616	4,710,371

Total Telecommunications		13,643,172

Textiles - 0.3%
Cintas Corp.	25,367	979,420

Toys/Games/Hobbies - 0.5%
Hasbro, Inc.	48,695	1,649,300

Transportation - 0.7%
Bristow Group, Inc.	5,360	217,991
JB Hunt Transport Services, Inc.	15,306	912,238
Landstar System, Inc.	2,383	123,249
Ryder System, Inc.	12,506	450,341
Tidewater, Inc.	12,037	558,035
Werner Enterprises, Inc.	6,787	162,141

Total Transportation		2,423,995

Trucking & Leasing - 0.2%
GATX Corp.	14,093	542,580

Water - 0.9%
American Water Works Co., Inc.	56,833	1,948,235
Aqua America, Inc.	46,159	1,152,129

Total Water		3,100,364

TOTAL COMMON STOCKS (Cost: $312,392,672)		339,782,628

EXCHANGE-TRADED FUND - 0.2%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $509,833)	12,390	649,484

SHORT-TERM INVESTMENT - 0.8%

MONEY MARKET FUND - 0.8%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $2,655,671)	2,655,671	2,655,671

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

MONEY MARKET FUND - 6.1%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $21,051,536)(d)	21,051,536	21,051,536

TOTAL INVESTMENTS IN SECURITIES - 106.7% (Cost: $336,609,712)(e)		364,139,319
Liabilities in Excess of Other Assets - (6.7)%		(22,947,977)

NET ASSETS - 100.0%		$341,191,342

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    23

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2012

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $20,459,837 and the total market value of the collateral held by the Fund was $21,051,536.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

24    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 108.7%

COMMON STOCKS - 99.5%

Advertising - 0.2%
Harte-Hanks, Inc.	51,473	$470,463
Marchex, Inc. Class B	7,242	26,144

Total Advertising		496,607

Aerospace/Defense - 0.4%
AAR Corp.	17,289	233,056
Cubic Corp.	2,749	132,172
Curtiss-Wright Corp.	11,310	351,175
HEICO Corp.	1,027	40,587
HEICO Corp. Class A	2,251	72,617
Kaman Corp.	15,037	465,245
National Presto Industries, Inc.(a)	1,802	125,726

Total Aerospace/Defense		1,420,578

Agriculture - 1.4%
Andersons, Inc. (The)	4,678	199,563
Griffin Land & Nurseries, Inc.	1,828	51,166
Limoneira Co.	2,122	34,419
Universal Corp.	26,724	1,238,123
Vector Group Ltd.(a)	179,246	3,050,767

Total Agriculture		4,574,038

Airlines - 0.0%
SkyWest, Inc.	16,045	104,774

Apparel - 0.3%
Cherokee, Inc.	13,397	186,620
Jones Group, Inc. (The)	42,136	402,820
Oxford Industries, Inc.	5,075	226,853
R.G. Barry Corp.	6,144	83,497
Weyco Group, Inc.	7,232	167,638

Total Apparel		1,067,428

Auto Parts & Equipment - 0.7%
Cooper Tire & Rubber Co.	50,447	884,840
Douglas Dynamics, Inc.	30,263	431,248
Miller Industries, Inc.	8,272	131,773
Spartan Motors, Inc.	17,263	90,458
Standard Motor Products, Inc.	7,891	111,105
Superior Industries International, Inc.	27,864	456,134
Titan International, Inc.	1,277	31,325

Total Auto Parts & Equipment		2,136,883

Banks - 12.9%
1st Source Corp.	16,597	375,092
Alliance Financial Corp.	4,877	167,476
American National Bankshares, Inc.	9,913	233,550
Ames National Corp.(a)	6,340	145,757
Arrow Financial Corp.	13,076	316,047
BancFirst Corp.	11,216	470,063
BancorpSouth, Inc.	10,731	155,814
Bank of Kentucky Financial Corp.(a)	4,766	126,966
Bank of Marin Bancorp	2,393	88,565
Bank of the Ozarks, Inc.	12,647	380,422
Banner Corp.	959	21,012
Boston Private Financial Holdings, Inc.	10,010	89,389
Bridge Bancorp, Inc.	7,631	180,015
Bryn Mawr Bank Corp.	9,811	206,718
Camden National Corp.	6,593	241,436
Cardinal Financial Corp.	7,724	94,851
Cass Information Systems, Inc.	4,230	170,257
Cathay General Bancorp	5,615	92,704
Center Bancorp, Inc.	4,637	52,166
Centerstate Banks, Inc.	4,748	33,948
Century Bancorp, Inc. Class A	1,477	43,911
Chemical Financial Corp.	26,855	577,382
Citizens & Northern Corp.	10,368	197,510
City Holding Co.(a)	15,499	522,161
CNB Financial Corp.	11,350	185,119
CoBiz Financial, Inc.	6,374	39,901
Columbia Banking System, Inc.	17,205	323,798
Community Bank System, Inc.	36,865	999,779
Community Trust Bancorp, Inc.	16,821	563,335
CVB Financial Corp.	94,737	1,103,686
Enterprise Bancorp, Inc.(a)	6,574	107,748
Enterprise Financial Services Corp.	6,059	66,407
FNB Corp.	142,518	1,549,171
Financial Institutions, Inc.	12,101	204,265
First Bancorp	11,437	101,675
First Bancorp, Inc.	12,792	217,464
First Busey Corp.	70,151	338,829
First Citizens BancShares, Inc. Class A	1,504	250,642
First Commonwealth Financial Corp.	65,241	439,072
First Community Bancshares, Inc.	13,953	201,342
First Connecticut Bancorp, Inc.	3,856	52,056
First Financial Bancorp	100,343	1,603,481
First Financial Bankshares, Inc.(a)	24,397	843,160
First Financial Corp.	9,009	261,261
First Interstate Bancsystem, Inc.	16,169	230,247
First Merchants Corp.	3,196	39,822
First Midwest Bancorp, Inc.	7,786	85,490
First of Long Island Corp. (The)	7,972	230,949
German American Bancorp, Inc.(a)	9,092	186,386
Glacier Bancorp, Inc.	82,543	1,278,591
Great Southern Bancorp, Inc.	11,262	310,606
Heartland Financial USA, Inc.	9,779	234,696
Heritage Financial Corp.	5,689	83,344
Home Bancshares, Inc.	9,292	284,149
Hudson Valley Holding Corp.	17,984	325,510
Iberiabank Corp.	21,080	1,063,486
Independent Bank Corp.	15,638	456,786
International Bancshares Corp.	37,496	731,922
Lakeland Bancorp, Inc.	17,413	183,185
Lakeland Financial Corp.	9,671	259,473
MainSource Financial Group, Inc.	2,582	30,545
MB Financial, Inc.	3,239	69,768
Merchants Bancshares, Inc.	6,090	167,780
Midsouth Bancorp, Inc.(a)	4,552	64,092
National Bankshares, Inc.(a)	6,388	192,407
National Penn Bancshares, Inc.	74,851	716,324
NBT Bancorp, Inc.	31,978	690,405
Old National Bancorp	58,764	705,756
Pacific Continental Corp.	10,346	91,769
PacWest Bancorp	35,332	836,308
Park National Corp.(a)	24,049	1,677,418
Penns Woods Bancorp, Inc.	4,586	182,569
Peoples Bancorp, Inc.	6,969	153,179
PrivateBancorp, Inc.	7,905	116,678
Renasant Corp.	29,261	459,690
Republic Bancorp, Inc. Class A	12,184	271,094
S&T Bancorp, Inc.(a)	22,011	406,543
S.Y. Bancorp, Inc.	12,645	302,848
Sandy Spring Bancorp, Inc.	13,615	245,070
SCBT Financial Corp.	8,927	314,677
Sierra Bancorp	9,324	92,308
Simmons First National Corp. Class A(a)	12,586	292,624
Southside Bancshares, Inc.	14,576	327,668

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    25

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
StellarOne Corp.	7,891	$98,480
Sterling Bancorp	32,652	325,867
Susquehanna Bancshares, Inc.	78,069	804,111
Synovus Financial Corp.	586,932	1,162,125
Tompkins Financial Corp.(a)	10,000	376,800
TowneBank	18,747	262,458
Trico Bancshares	9,483	146,038
TrustCo Bank Corp.	118,845	648,894
Trustmark Corp.	66,717	1,633,232
UMB Financial Corp.	24,271	1,243,403
Umpqua Holdings Corp.	66,087	869,705
Union First Market Bankshares Corp.	13,428	194,035
United Bankshares, Inc.(a)	56,572	1,464,083
Univest Corp. of Pennsylvania	23,229	383,975
Washington Banking Co.	6,536	90,850
Washington Trust Bancorp, Inc.	15,575	379,719
WesBanco, Inc.	22,663	481,815
West Bancorp., Inc.	12,271	116,697
Westamerica Bancorp.(a)	25,514	1,204,006
Wintrust Financial Corp.	6,012	213,426

Total Banks		40,927,284

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	3,156	202,868

Biotechnology - 0.7%
PDL BioPharma, Inc.(a)	345,229	2,288,868

Building Materials - 0.7%
AAON, Inc.	6,829	128,727
Apogee Enterprises, Inc.	22,405	360,048
Comfort Systems USA, Inc.	17,611	176,462
Eagle Materials, Inc.	19,627	732,872
Griffon Corp.	13,379	114,792
LSI Industries, Inc.	23,547	167,655
Quanex Building Products Corp.	10,641	190,261
Universal Forest Products, Inc.	6,832	266,311

Total Building Materials		2,137,128

Chemicals - 1.7%
A. Schulman, Inc.	23,688	470,207
Aceto Corp.	19,922	179,896
American Vanguard Corp.	5,786	153,850
Balchem Corp.	2,677	87,297
H.B. Fuller Co.	17,173	527,211
Hawkins, Inc.	4,403	168,106
Innophos Holdings, Inc.	11,137	628,795
KMG Chemicals, Inc.	1,672	32,236
Minerals Technologies, Inc.	1,543	98,413
Oil-Dri Corp. of America	4,296	94,082
Olin Corp.	84,442	1,763,993
PolyOne Corp.	34,321	469,511
Quaker Chemical Corp.	8,616	398,145
Stepan Co.	3,899	367,208
Zep, Inc.	5,638	77,410

Total Chemicals		5,516,360

Commercial Services - 4.2%
ABM Industries, Inc.	36,454	713,040
Arbitron, Inc.	7,981	279,335
Barrett Business Services, Inc.	5,482	115,890
Brink’s Co. (The)	19,187	444,755
Carriage Services, Inc.	7,847	65,287
CDI Corp.	18,503	303,449
Chemed Corp.	6,386	385,970
Collectors Universe, Inc.	20,038	294,158
Corporate Executive Board Co. (The)	13,766	562,754
Deluxe Corp.	59,863	1,492,983
Electro Rent Corp.	29,002	470,702
Great Lakes Dredge & Dock Corp.	22,344	159,089
Healthcare Services Group, Inc.	60,485	1,172,199
Heartland Payment Systems, Inc.	7,176	215,854
Heidrick & Struggles International, Inc.	10,873	190,278
Insperity, Inc.	15,680	424,144
Intersections, Inc.	31,738	503,047
Kelly Services, Inc. Class A	12,916	166,746
Landauer, Inc.	10,239	587,002
Lincoln Educational Services Corp.	20,958	136,227
Mac-Gray Corp.	5,705	80,383
Matthews International Corp. Class A	8,721	283,345
MAXIMUS, Inc.	7,727	399,872
McGrath Rentcorp	20,176	534,664
Monro Muffler Brake, Inc.	6,764	224,835
Multi-Color Corp.	3,071	68,299
National American University Holdings, Inc.	11,246	48,358
National Research Corp.	4,066	212,855
Quad Graphics, Inc.	46,092	662,803
Resources Connection, Inc.	22,446	276,086
Stewart Enterprises, Inc. Class A	55,054	393,086
Strayer Education, Inc.(a)	13,487	1,470,353
Viad Corp.	4,448	88,960

Total Commercial Services		13,426,808

Computers - 0.5%
j2 Global, Inc.(a)	36,865	973,973
MTS Systems Corp.	9,981	384,768
Rimage Corp.	14,574	116,592

Total Computers		1,475,333

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	12,936	223,405

Distribution/Wholesale - 0.6%
Core-Mark Holding Co., Inc.	4,929	237,282
Houston Wire & Cable Co.	11,917	130,253
Pool Corp.	23,068	933,331
United Stationers, Inc.	18,560	500,192

Total Distribution/Wholesale		1,801,058

Diversified Financial Services - 3.8%
Artio Global Investors, Inc.	66,264	231,924
Asta Funding, Inc.	4,433	41,537
BGC Partners, Inc. Class A	276,201	1,621,300
Calamos Asset Management, Inc. Class A	14,266	163,346
Cohen & Steers, Inc.(a)	24,324	839,421
Duff & Phelps Corp. Class A	17,430	252,735
Edelman Financial Group, Inc.	20,761	180,621
Epoch Holding Corp.	8,184	186,431
Evercore Partners, Inc. Class A	20,354	476,080
Federal Agricultural Mortgage Corp. Class C	2,411	63,241
FXCM, Inc. Class A	8,672	101,983
Gain Capital Holdings, Inc.	24,719	123,348
GAMCO Investors, Inc. Class A	555	24,636
GFI Group, Inc.	143,125	509,525
Greenhill & Co., Inc.	34,606	1,233,704
Horizon Technology Finance Corp.(a)	21,511	354,716
Interactive Brokers Group, Inc. Class A	30,396	447,429
Janus Capital Group, Inc.	156,928	1,227,177
JMP Group, Inc.	8,634	53,358
KBW, Inc.(a)	11,373	187,086
MarketAxess Holdings, Inc.	11,773	313,633

See Notes to Schedule of Investments.

26    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
Marlin Business Services Corp.	5,535	$90,719
Medley Capital Corp.	45,784	551,239
Nelnet, Inc. Class A	14,769	339,687
Oppenheimer Holdings, Inc. Class A	8,956	140,788
Pzena Investment Management, Inc. Class A	6,068	26,881
Solar Senior Capital Ltd.	15,124	255,596
US Global Investors, Inc. Class A	12,658	55,315
Walter Investment Management Corp.(a)	63,533	1,489,214
Westwood Holdings Group, Inc.	7,976	297,186

Total Diversified Financial Services		11,879,856

Electric - 3.9%
ALLETE, Inc.	41,389	1,730,060
Avista Corp.	63,958	1,707,679
Black Hills Corp.	45,202	1,454,148
CH Energy Group, Inc.	14,622	960,519
El Paso Electric Co.	26,659	884,012
MGE Energy, Inc.	20,073	949,453
NorthWestern Corp.	38,617	1,417,244
Otter Tail Corp.	51,122	1,169,160
Unisource Energy Corp.	42,563	1,634,845
Unitil Corp.	13,831	366,522

Total Electric		12,273,642

Electrical Components & Equipment - 0.3%
Belden, Inc.	7,152	238,519
Encore Wire Corp.	1,799	48,177
Graham Corp.	1,072	19,961
Insteel Industries, Inc.	4,755	53,018
Littelfuse, Inc.	9,607	546,542
Vicor Corp.	14,003	97,181

Total Electrical Components & Equipment		1,003,398

Electronics - 0.9%
American Science & Engineering, Inc.	6,388	360,603
Analogic Corp.	2,212	137,144
Badger Meter, Inc.	8,924	335,096
Bel Fuse, Inc. Class B	3,546	62,445
Brady Corp. Class A	29,536	812,535
CTS Corp.	11,904	112,136
Daktronics, Inc.	11,651	80,508
ESCO Technologies, Inc.	8,026	292,468
Methode Electronics, Inc.	31,255	265,980
Park Electrochemical Corp.	7,740	200,311
Watts Water Technologies, Inc. Class A	9,443	314,830

Total Electronics		2,974,056

Energy-Alternate Sources - 0.1%
FutureFuel Corp.(a)	31,928	335,563

Engineering & Construction - 0.2%
Granite Construction, Inc.	21,006	548,466
VSE Corp.	1,496	35,590

Total Engineering & Construction		584,056

Entertainment - 0.8%
Churchill Downs, Inc.	4,347	255,560
International Speedway Corp. Class A	4,845	126,842
National CineMedia, Inc.	101,072	1,533,262
Speedway Motorsports, Inc.	31,484	532,395

Total Entertainment		2,448,059

Environmental Control - 0.5%
Met-Pro Corp.	10,978	101,108
Mine Safety Appliances Co.	29,787	1,198,629
U.S. Ecology, Inc.	19,445	344,954

Total Environmental Control		1,644,691

Food - 2.1%
Arden Group, Inc. Class A	804	70,117
B&G Foods, Inc.	47,830	1,272,278
Calavo Growers, Inc.(a)	7,690	196,710
Cal-Maine Foods, Inc.(a)	2,769	108,268
Ingles Markets, Inc. Class A	15,088	241,861
J&J Snack Foods Corp.	4,096	242,074
Nash Finch Co.	7,266	156,074
Sanderson Farms, Inc.	7,263	332,791
Snyders-Lance, Inc.	51,424	1,297,427
Spartan Stores, Inc.	8,273	149,989
SUPERVALU, Inc.(a)	260,465	1,349,209
Tootsie Roll Industries, Inc.(a)	13,354	318,626
Village Super Market, Inc. Class A	2,503	81,548
Weis Markets, Inc.	20,431	909,588

Total Food		6,726,560

Forest Products & Paper - 0.5%
Buckeye Technologies, Inc.	7,479	213,077
Deltic Timber Corp.	1,581	96,409
Neenah Paper, Inc.	8,344	222,701
Orchids Paper Products Co.(a)	9,776	172,840
PH Glatfelter Co.	28,527	466,987
Schweitzer-Mauduit International, Inc.	3,586	244,350
Wausau Paper Corp.	17,336	168,679

Total Forest Products & Paper		1,585,043

Gas - 0.8%
Chesapeake Utilities Corp.	8,033	351,203
Laclede Group, Inc. (The)	23,516	936,172
Northwest Natural Gas Co.	25,831	1,229,555

Total Gas		2,516,930

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	7,579	387,514
Hardinge, Inc.	2,549	23,196

Total Hand/Machine Tools		410,710

Healthcare-Products - 0.7%
Atrion Corp.	397	81,377
Cantel Medical Corp.	3,398	92,596
Female Health Co. (The)	27,551	161,724
Invacare Corp.	2,387	36,831
Meridian Bioscience, Inc.	42,517	869,898
West Pharmaceutical Services, Inc.	16,679	842,123
Young Innovations, Inc.	1,032	35,594

Total Healthcare-Products		2,120,143

Healthcare-Services - 0.3%
Assisted Living Concepts, Inc. Class A	14,035	199,578
Ensign Group, Inc. (The)	4,582	129,533
National Healthcare Corp.	9,871	446,465
U.S. Physical Therapy, Inc.	4,680	119,013

Total Healthcare-Services		894,589

Holding Companies-Diversified - 0.0%
Primoris Services Corp.	10,298	123,576

Home Builders - 1.4%
KB Home(a)	70,050	686,490
Lennar Corp. Class B	8,391	201,636
MDC Holdings, Inc.	72,285	2,361,551
Ryland Group, Inc. (The)	8,956	229,095
Thor Industries, Inc.	36,379	997,148

Total Home Builders		4,475,920

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	8,828	175,942

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    27

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
Hooker Furniture Corp.	9,797	$115,507
Kimball International, Inc. Class B	23,249	179,017

Total Home Furnishings		470,466

Household Products/Wares - 0.5%
American Greetings Corp. Class A(a)	33,610	491,378
Blyth, Inc.	1,490	51,494
CSS Industries, Inc.	7,416	152,399
Ennis, Inc.	29,555	454,556
WD-40 Co.	10,837	539,791

Total Household Products/Wares		1,689,618

Housewares - 0.0%
Lifetime Brands, Inc.	2,409	30,040

Insurance - 3.5%
American Equity Investment Life Holding Co.	16,321	179,694
Baldwin & Lyons, Inc. Class B	14,018	325,778
Crawford & Co. Class A	21,281	82,145
Crawford & Co. Class B	8,008	32,753
Donegal Group, Inc. Class A	15,971	212,095
EMC Insurance Group, Inc.	13,092	264,458
Employers Holdings, Inc.	11,714	211,321
FBL Financial Group, Inc. Class A	8,653	242,370
First American Financial Corp.	52,105	883,701
Horace Mann Educators Corp.	33,742	589,810
Independence Holding Co.	2,539	25,009
Infinity Property & Casualty Corp.	4,005	230,968
Kansas City Life Insurance Co.(a)	9,942	349,859
Life Partners Holdings, Inc.	59,802	127,378
Meadowbrook Insurance Group, Inc.	24,043	211,338
National Interstate Corp.	6,981	185,625
National Western Life Insurance Co. Class A	236	33,493
Presidential Life Corp.	17,824	175,210
Radian Group, Inc.(a)	14,808	48,718
RLI Corp.	8,933	609,231
Safety Insurance Group, Inc.	19,319	785,124
SeaBright Holdings, Inc.	14,957	132,968
Selective Insurance Group, Inc.	41,131	716,091
StanCorp Financial Group, Inc.	28,406	1,055,567
State Auto Financial Corp.	48,036	674,906
Stewart Information Services Corp.	2,494	38,283
Symetra Financial Corp.	79,519	1,003,530
Tower Group, Inc.	37,353	779,557
United Fire Group, Inc.	19,698	420,158
Universal Insurance Holdings, Inc.	89,608	305,563

Total Insurance		10,932,701

Internet - 0.6%
Earthlink, Inc.	86,599	644,297
Keynote Systems, Inc.	5,063	75,185
Nutrisystem, Inc.(a)	37,555	434,136
PC-Tel, Inc.	7,494	48,486
United Online, Inc.	173,451	731,963

Total Internet		1,934,067

Investment Companies - 8.9%
Apollo Investment Corp.	867,451	6,662,024
Arlington Asset Investment Corp. Class A	28,797	625,183
BlackRock Kelso Capital Corp.(a)	221,423	2,161,088
Capital Southwest Corp.	904	92,967
Fifth Street Finance Corp.(a)	241,603	2,411,198
Gladstone Capital Corp.	58,146	458,772
Golub Capital BDC, Inc.(a)	44,143	666,118
Kohlberg Capital Corp.	62,101	450,853
Main Street Capital Corp.(a)	54,601	1,321,344
MCG Capital Corp.	319,997	1,471,986
Medallion Financial Corp.	29,546	313,779
MVC Capital, Inc.	24,570	318,182
New Mountain Finance Corp.	23,878	338,829
NGP Capital Resources Co.	51,363	363,650
PennantPark Investment Corp.	125,729	1,301,295
Prospect Capital Corp.	364,247	4,148,773
Solar Capital Ltd.	100,252	2,231,610
THL Credit, Inc.	49,110	661,512
TICC Capital Corp.	95,722	928,503
Triangle Capital Corp.(a)	58,560	1,333,997

Total Investment Companies		28,261,663

Iron/Steel - 0.1%
AK Steel Holding Corp.(a)	71,577	420,157
Schnitzer Steel Industries, Inc. Class A	805	22,556

Total Iron/Steel		442,713

Leisure Time - 0.0%
Callaway Golf Co.	12,484	73,780

Lodging - 0.2%
Ameristar Casinos, Inc.	19,651	349,198
Marcus Corp.	13,781	189,627

Total Lodging		538,825

Machinery-Diversified - 1.3%
Alamo Group, Inc.	2,502	78,488
Albany International Corp. Class A	15,616	292,175
Applied Industrial Technologies, Inc.	24,046	886,095
Briggs & Stratton Corp.	37,033	647,707
Cascade Corp.	6,128	288,322
Cognex Corp.	12,024	380,560
Gorman-Rupp Co. (The)	6,727	200,465
Lindsay Corp.	2,141	138,951
Manitowoc Co., Inc. (The)	29,738	347,935
NACCO Industries, Inc. Class A	4,400	511,500
Tennant Co.	8,589	343,130
Twin Disc, Inc.	2,550	47,149

Total Machinery-Diversified		4,162,477

Media - 1.3%
Belo Corp. Class A	84,874	546,589
CBS Corp. Class A	16,775	558,440
Courier Corp.	25,014	331,435
Meredith Corp.(a)	45,702	1,459,722
Scholastic Corp.	11,409	321,277
Sinclair Broadcast Group, Inc. Class A	59,410	538,255
World Wrestling Entertainment, Inc. Class A	34,182	267,303

Total Media		4,023,021

Metal Fabricate/Hardware - 1.1%
Ampco-Pittsburgh Corp.	9,320	170,836
CIRCOR International, Inc.	1,928	65,726
Dynamic Materials Corp.	2,639	45,734
Eastern Co. (The)(a)	2,733	44,138
Haynes International, Inc.	4,992	254,292
Kaydon Corp.	22,768	487,008
L.B. Foster Co. Class A	891	25,491
Lawson Products, Inc.	6,113	56,545
Mueller Industries, Inc.	10,300	438,677
Mueller Water Products, Inc. Class A	131,364	454,519
Olympic Steel, Inc.	908	14,909
Sun Hydraulics Corp.	10,800	262,332
Worthington Industries, Inc.	54,329	1,112,115

Total Metal Fabricate/Hardware		3,432,322

See Notes to Schedule of Investments.

28    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
Mining - 0.8%
AMCOL International Corp.	21,233	$601,106
Globe Specialty Metals, Inc.	28,149	378,041
Gold Resource Corp.(a)	36,094	938,083
Kaiser Aluminum Corp.	10,594	549,193
Noranda Aluminum Holding Corp.	24,194	192,585

Total Mining		2,659,008

Miscellaneous Manufacturing - 1.8%
A.O. Smith Corp.	16,618	812,454
Actuant Corp. Class A	3,110	84,467
AZZ, Inc.	7,590	464,963
Barnes Group, Inc.	23,578	572,710
Chase Corp.(a)	6,139	81,035
Hillenbrand, Inc.	56,378	1,036,228
John Bean Technologies Corp.	12,725	172,678
Koppers Holdings, Inc.	14,190	482,460
Movado Group, Inc.	2,854	71,407
Myers Industries, Inc.	17,942	307,885
NL Industries, Inc.	46,831	583,982
Raven Industries, Inc.	5,825	405,362
Standex International Corp.	2,580	109,830
Sturm Ruger & Co., Inc.(a)	8,011	321,642
Tredegar Corp.	6,530	95,077

Total Miscellaneous Manufacturing		5,602,180

Office Furnishings - 0.8%
CompX International, Inc.	1,976	24,898
Herman Miller, Inc.	6,223	115,250
HNI Corp.	43,232	1,113,224
Interface, Inc. Class A	10,415	141,956
Knoll, Inc.	33,614	451,100
Steelcase, Inc. Class A	78,911	712,566

Total Office Furnishings		2,558,994

Oil & Gas - 0.4%
Adams Resources & Energy, Inc.	2,073	86,900
Alon USA Energy, Inc.	25,857	218,750
Delek US Holdings, Inc.	20,119	353,893
Panhandle Oil and Gas, Inc. Class A	1,678	50,575
Penn Virginia Corp.	52,008	381,739
W&T Offshore, Inc.	14,241	217,888

Total Oil & Gas		1,309,745

Oil & Gas Services - 0.5%
Gulf Island Fabrication, Inc.	3,028	85,420
Targa Resources Corp.	34,245	1,462,261

Total Oil & Gas Services		1,547,681

Packaging & Containers - 0.8%
Greif, Inc. Class A	24,401	1,000,441
Greif, Inc. Class B(a)	32,398	1,456,938

Total Packaging & Containers		2,457,379

Pipelines - 0.2%
Crosstex Energy, Inc.	38,062	532,868

Private Equity - 0.6%
Fidus Investment Corp.	23,615	358,239
Gladstone Investment Corp.	45,017	332,676
Hercules Technology Growth Capital, Inc.	103,129	1,169,483

Total Private Equity		1,860,398

Real Estate - 0.6%
Consolidated-Tomoka Land Co.(a)	272	7,828
Kennedy-Wilson Holdings, Inc.	19,125	267,941
Sovran Self Storage, Inc.	30,962	1,550,887

Total Real Estate		1,826,656

Real Estate Investment Trusts (REITs) - 21.7%
Acadia Realty Trust	40,429	937,144
Agree Realty Corp.	16,226	359,081
Alexander & Baldwin, Inc.	32,898	1,751,818
American Assets Trust, Inc.	41,301	1,001,549
Ashford Hospitality Trust, Inc.	86,082	725,671
Associated Estates Realty Corp.	46,092	689,075
Brandywine Realty Trust	239,681	2,957,664
Campus Crest Communities, Inc.	47,967	498,377
CapLease, Inc.	101,673	421,943
Cedar Realty Trust, Inc.	150,620	760,631
Chatham Lodging Trust	22,668	323,699
Chesapeake Lodging Trust	42,664	734,674
CommonWealth REIT	253,789	4,852,446
Coresite Realty Corp.	15,547	401,424
Corporate Office Properties Trust	139,185	3,272,239
Cousins Properties, Inc.	79,962	619,705
Cubesmart	85,209	994,389
DCT Industrial Trust, Inc.	370,169	2,332,065
DiamondRock Hospitality Co.	149,419	1,524,074
DuPont Fabros Technology, Inc.	32,630	931,913
EastGroup Properties, Inc.	34,530	1,840,449
Education Realty Trust, Inc.	69,709	772,376
Excel Trust, Inc.	39,774	475,697
First Potomac Realty Trust	82,175	967,200
Franklin Street Properties Corp.	152,915	1,617,841
Gladstone Commercial Corp.(a)	23,408	389,977
Glimcher Realty Trust	125,440	1,281,997
Government Properties Income Trust	89,791	2,031,072
Healthcare Realty Trust, Inc.	133,678	3,186,884
Hersha Hospitality Trust	226,171	1,194,183
Hudson Pacific Properties, Inc.	30,857	537,220
Inland Real Estate Corp.	174,066	1,458,673
Investors Real Estate Trust	149,871	1,183,981
Kite Realty Group Trust	86,724	432,753
Lexington Realty Trust	264,493	2,240,256
LTC Properties, Inc.	43,665	1,584,166
Medical Properties Trust, Inc.	238,038	2,289,926
Mission West Properties, Inc.	39,235	338,206
Monmouth Real Estate Investment Corp. Class A	60,645	710,759
National Health Investors, Inc.	39,251	1,998,661
One Liberty Properties, Inc.	27,561	518,974
Parkway Properties, Inc.	18,204	208,254
Pebblebrook Hotel Trust	32,978	768,717
Pennsylvania Real Estate Investment Trust	86,969	1,302,796
Potlatch Corp.	67,851	2,167,161
PS Business Parks, Inc.	20,219	1,369,231
Ramco-Gershenson Properties Trust	68,564	861,849
Retail Opportunity Investments Corp.(a)	43,086	519,617
Sabra Health Care REIT, Inc.	109,340	1,870,807
Saul Centers, Inc.	20,638	884,751
STAG Industrial, Inc.	35,746	521,177
Summit Hotel Properties, Inc.	32,734	273,984
Sun Communities, Inc.	40,374	1,786,146
Terreno Realty Corp.	6,209	93,818
UMH Properties, Inc.	29,591	317,511
Universal Health Realty Income Trust	20,842	865,568
Urstadt Biddle Properties, Inc. Class A	29,365	580,546
Whitestone REIT Class B	22,583	311,871
Winthrop Realty Trust	58,224	708,004

Total Real Estate Investment Trust (REITs)		68,552,640

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    29

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
Retail - 2.9%
bebe Stores, Inc.	25,127	$147,496
Big 5 Sporting Goods Corp.	16,573	125,292
Bob Evans Farms, Inc.	23,127	929,705
Brown Shoe Co., Inc.	34,321	443,084
Cash America International, Inc.	2,186	96,271
Cato Corp. (The) Class A	26,230	798,966
CEC Entertainment, Inc.	12,273	446,369
Cracker Barrel Old Country Store, Inc.	11,483	721,132
Destination Maternity Corp.	14,327	309,463
DSW, Inc. Class A	10,480	570,112
Einstein Noah Restaurant Group, Inc.	13,913	244,312
Finish Line, Inc. (The) Class A	12,158	254,224
Fred’s, Inc. Class A	13,583	207,684
Group 1 Automotive, Inc.	6,163	281,094
Hot Topic, Inc.	43,610	422,581
Lithia Motors, Inc. Class A	6,712	154,712
Men’s Wearhouse, Inc. (The)	19,147	538,797
PetMed Express, Inc.(a)	26,173	318,264
RadioShack Corp.(a)	124,882	479,547
Regis Corp.	21,113	379,190
Sonic Automotive, Inc. Class A(a)	6,670	91,179
Stage Stores, Inc.	20,391	373,563
Texas Roadhouse, Inc.	39,331	724,870
Winmark Corp.	380	22,249

Total Retail		9,080,156

Savings & Loans - 3.2%
Astoria Financial Corp.	157,152	1,540,090
Bank Mutual Corp.	13,243	58,402
BankFinancial Corp.	25,798	194,259
Berkshire Hills Bancorp, Inc.	17,159	377,498
Brookline Bancorp, Inc.	74,883	662,714
Clifton Savings Bancorp, Inc.	15,746	163,916
Dime Community Bancshares, Inc.	42,844	569,397
ESB Financial Corp.	9,935	131,142
ESSA Bancorp, Inc.	5,508	59,486
First Defiance Financial Corp.	3,269	55,965
First Financial Holdings, Inc.	9,779	104,831
First PacTrust Bancorp, Inc.(a)	10,790	127,969
Flushing Financial Corp.	32,130	437,932
Fox Chase Bancorp, Inc.	1,994	28,793
Home Federal Bancorp, Inc.	9,010	94,605
Kaiser Federal Financial Group, Inc.(a)	4,424	65,387
Kearny Financial Corp.	18,433	178,616
Northfield Bancorp, Inc.(a)	16,902	240,177
Northwest Bancshares, Inc.	89,529	1,048,385
OceanFirst Financial Corp.	17,863	256,513
Oritani Financial Corp.	45,005	647,622
Provident Financial Holdings, Inc.	3,442	39,686
Provident Financial Services, Inc.	57,225	878,404
Provident New York Bancorp	33,999	258,052
Rockville Financial, Inc.	20,266	234,478
Roma Financial Corp.	24,475	208,527
Territorial Bancorp, Inc.	4,771	108,636
United Financial Bancorp, Inc.	8,685	124,890
ViewPoint Financial Group	12,773	199,770
Washington Federal, Inc.	49,505	836,139
Westfield Financial, Inc.	22,062	161,053
WSFS Financial Corp.	2,774	112,097

Total Savings & Loans		10,205,431

Semiconductors - 1.1%
Brooks Automation, Inc.	52,287	493,589
Cohu, Inc.	12,139	123,332
Intersil Corp. Class A	150,244	1,600,099
Micrel, Inc.	25,944	247,246
MKS Instruments, Inc.	30,370	878,604
Power Integrations, Inc.	4,066	151,662
Richardson Electronics Ltd.	5,384	66,385

Total Semiconductors		3,560,917

Software - 0.8%
American Software, Inc. Class A	23,301	185,243
Blackbaud, Inc.	18,766	481,723
Computer Programs & Systems, Inc.	8,572	490,490
Ebix, Inc.(a)	7,635	152,318
EPIQ Systems, Inc.	13,682	167,604
Fair Isaac Corp.	1,946	82,277
ManTech International Corp. Class A(a)	15,272	358,434
Opnet Technologies, Inc.	7,032	186,981
Pegasystems, Inc.	3,543	116,848
Schawk, Inc.	17,680	224,536

Total Software		2,446,454

Telecommunications - 2.4%
Alaska Communications Systems Group, Inc.(a)	207,668	436,103
Atlantic Tele-Network, Inc.	9,441	318,445
Black Box Corp.	4,284	122,951
Communications Systems, Inc.	8,165	91,203
Comtech Telecommunications Corp.	22,604	646,022
Consolidated Communications Holdings, Inc.	63,080	933,584
HickoryTech Corp.	16,975	188,592
IDT Corp. Class B	49,267	483,309
NTELOS Holdings Corp.	43,490	819,787
Plantronics, Inc.	6,421	214,461
Preformed Line Products Co.	1,858	107,597
Shenandoah Telecommunications Co.	18,943	257,814
SureWest Communications	10,814	227,851
Telephone & Data Systems, Inc.	52,633	1,120,557
Tellabs, Inc.	189,782	631,974
Telular Corp.	22,412	207,087
TESSCO Technologies, Inc.	8,003	176,466
USA Mobility, Inc.	38,736	498,145

Total Telecommunications		7,481,948

Textiles - 0.1%
G&K Services, Inc. Class A	8,911	277,934
UniFirst Corp.	961	61,264

Total Textiles		339,198

Toys/Games/Hobbies - 0.1%
JAKKS Pacific, Inc.	15,129	242,215

Transportation - 0.7%
Arkansas Best Corp.	4,237	53,386
Celadon Group, Inc.	3,942	64,570
Con-way, Inc.	20,406	736,861
Forward Air Corp.	6,163	198,880
Heartland Express, Inc.	12,250	175,297
International Shipholding Corp.	14,100	265,926
Knight Transportation, Inc.	32,010	511,840
Marten Transport Ltd.	2,503	53,214

Total Transportation		2,059,974

Trucking & Leasing - 0.7%
TAL International Group, Inc.	65,832	2,204,714

Water - 0.8%
American States Water Co.	14,991	593,344
Artesian Resources Corp. Class A	7,633	164,415
California Water Service Group	36,432	672,899

See Notes to Schedule of Investments.

30    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2012

Investments	Shares	Value
Connecticut Water Service, Inc.	7,222	$209,293
Middlesex Water Co.	16,408	311,752
SJW Corp.	13,712	329,225
York Water Co.	9,310	166,556

Total Water		2,447,484

TOTAL COMMON STOCKS (Cost: $288,099,453)		314,763,945

EXCHANGE-TRADED FUND - 0.3%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $812,692)	17,966	979,506

SHORT-TERM INVESTMENT - 1.1%

MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,388,831)	3,388,831	3,388,831

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%

MONEY MARKET FUND - 7.8%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $24,557,000)(d)	24,557,000	24,557,000

TOTAL INVESTMENTS IN SECURITIES - 108.7% (Cost: $316,857,976)(e)		343,689,282
Liabilities in Excess of Other Assets - (8.7)%		(27,373,597)

NET ASSETS - 100.0%		$316,315,685

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $23,889,482 and the total market value of the collateral held by the Fund was $24,557,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    31

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 12.2%
Adelaide Brighton Ltd.	60,476	$197,131
AGL Energy Ltd.	7,381	111,748
Alumina Ltd.	249,907	202,372
Amcor Ltd.	43,895	319,011
AMP Ltd.	184,403	727,736
APN News & Media Ltd.	125,374	84,820
Australia & New Zealand Banking Group Ltd.	187,177	4,226,804
Bank of Queensland Ltd.	30,713	208,413
Bendigo and Adelaide Bank Ltd.	38,464	292,158
BHP Billiton Ltd.	112,584	3,629,464
Billabong International Ltd.(a)	44,239	48,748
Boral Ltd.	36,272	109,683
Bradken Ltd.	17,000	90,440
Brambles Ltd.	64,547	407,570
Coca-Cola Amatil Ltd.	40,277	552,406
Cochlear Ltd.(a)	2,617	176,619
Commonwealth Bank of Australia	104,550	5,690,674
Computershare Ltd.	25,755	195,625
Crown Ltd.	42,138	366,713
CSL Ltd.	7,058	285,196
CSR Ltd.(a)	102,544	147,158
David Jones Ltd.(a)	58,939	156,476
Envestra Ltd.	312,234	251,243
Flight Centre Ltd.(a)	7,049	136,780
Fortescue Metals Group Ltd.(a)	83,251	418,149
GUD Holdings Ltd.	16,960	149,510
GWA Group Ltd.(a)	61,889	133,223
Harvey Norman Holdings Ltd.(a)	83,759	167,421
Iluka Resources Ltd.	27,600	320,258
Incitec Pivot Ltd.	55,859	163,186
Insurance Australia Group Ltd.	98,930	352,901
IOOF Holdings Ltd.	33,365	206,915
Iress Market Technology Ltd.	17,942	120,464
JB Hi-Fi Ltd.(a)	9,441	85,743
Leighton Holdings Ltd.	7,338	122,380
Macquarie Group Ltd.	14,563	388,123
Metcash Ltd.	69,931	241,571
Monadelphous Group Ltd.	8,910	199,652
Myer Holdings Ltd.(a)	71,214	117,892
National Australia Bank Ltd.	187,505	4,524,436
Navitas Ltd.	31,720	141,113
New Hope Corp., Ltd.(a)	33,813	138,987
Newcrest Mining Ltd.	7,893	182,931
OneSteel Ltd.*	137,732	122,123
Orica Ltd.	15,872	401,696
Origin Energy Ltd.	35,651	445,838
OZ Minerals Ltd.	21,891	176,373
Perpetual Ltd.	6,644	155,959
Platinum Asset Management Ltd.(a)	62,907	250,838
QBE Insurance Group Ltd.	52,046	713,820
QR National Ltd.	50,900	177,395
Ramsay Health Care Ltd.	8,911	206,525
Rio Tinto Ltd.	14,139	818,865
Santos Ltd.	27,355	298,629
Seven West Media Ltd.	142,851	255,519
Sonic Healthcare Ltd.	11,562	150,516
Suncorp Group Ltd.	63,053	522,877
Sydney Airport	126,600	376,337
TABCORP Holdings Ltd.	37,503	112,636
Tatts Group Ltd.	90,647	243,444
Telstra Corp., Ltd.	986,690	3,732,091
Toll Holdings Ltd.	48,968	199,775
Transfield Services Ltd.	40,336	75,044
UGL Ltd.	13,687	174,111
Wesfarmers Ltd.	67,217	2,060,134
Westpac Banking Corp.	244,624	5,298,387
Woodside Petroleum Ltd.	27,996	890,190
Woolworths Ltd.	53,350	1,465,596
WorleyParsons Ltd.	8,717	224,278
Wotif.com Holdings Ltd.(a)	23,487	101,357

Total Australia		46,440,196

Austria - 0.6%
Andritz AG	4,210	216,486
Bank Austria Creditanstalt AG*†(b)	3,774	—
Oesterreichische Post AG	5,675	190,849
OMV AG	10,283	323,240
Raiffeisen Bank International AG(a)	10,850	354,557
Strabag SE	6,210	142,642
Telekom Austria AG	35,238	346,973
Verbund AG	13,366	306,505
Vienna Insurance Group AG Wiener
Versicherung Gruppe	4,935	199,657
Voestalpine AG	11,494	304,201

Total Austria		2,385,110

Belgium - 1.2%
Ageas	107,399	212,620
Anheuser-Busch InBev N.V.	25,324	1,970,024
Belgacom S.A.	26,805	763,849
Colruyt S.A.	4,654	207,867
Delhaize Group S.A.	3,150	115,448
Elia System Operator S.A./N.V.	3,048	125,654
EVS Broadcast Equipment S.A.	2,129	100,426
Mobistar S.A.	3,736	128,201
NV Bekaert S.A.(a)	2,632	65,166
Solvay S.A.	1,993	196,723
Tessenderlo Chemie N.V.	3,696	94,277
UCB S.A.	6,195	313,213
Umicore S.A.	3,640	168,006

Total Belgium		4,461,474

Denmark - 0.7%
Carlsberg A/S Class B	1,399	110,139
Chr Hansen Holding A/S	6,800	174,927
Coloplast A/S Class B	1,009	181,538
D/S Norden	4,471	118,602
FLSmidth & Co. A/S(a)	1,877	102,530
H. Lundbeck A/S	7,896	163,090
Novo Nordisk A/S Class B	8,155	1,181,168
Novozymes A/S Class B	5,149	133,423
Pandora A/S(a)	4,138	38,779
TDC A/S	88,000	612,885

Total Denmark		2,817,081

Finland - 1.3%
Alma Media Oyj(a)	21,623	141,320
Elisa Oyj(a)	10,924	220,146
Fortum Oyj	49,578	941,867
Kone Oyj Class B	5,650	341,513
Konecranes Oyj(a)	5,750	150,903
Metso Oyj	6,274	215,850
Neste Oil Oyj(a)	16,419	184,508
Nokia Oyj(a)	293,982	604,386
Nokian Renkaat Oyj	3,370	127,702
Orion Oyj Class B	10,296	195,469
Pohjola Bank PLC Class A	17,365	202,521

See Notes to Schedule of Investments.

32    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
Sampo Oyj Class A(a)	23,221	$601,749
Sanoma Oyj(a)	16,606	146,463
Stora Enso Oyj Class R	19,260	118,299
UPM-Kymmene Oyj	20,473	231,233
Wartsila Oyj Abp	8,296	271,518
YIT Oyj	6,909	117,314

Total Finland		4,812,761

France - 10.2%
Accor S.A.	7,673	240,320
Aeroports de Paris	2,798	211,628
Air Liquide S.A.	6,707	766,462
Alstom S.A.(a)	7,901	249,967
Arkema S.A.	1,685	110,232
AXA S.A.	114,690	1,525,336
BNP Paribas S.A.	40,547	1,560,923
Bourbon S.A.	3,462	83,476
Bouygues S.A.	16,700	449,294
Bureau Veritas S.A.	2,050	182,473
Cap Gemini S.A.	4,645	170,947
Carrefour S.A.(a)	37,798	697,688
Casino Guichard Perrachon S.A.	3,915	344,355
Christian Dior S.A.	3,374	463,502
Cie de Saint-Gobain	17,442	644,122
Cie Generale des Etablissements
Michelin Class B	4,631	302,546
Cie Generale d’Optique Essilor
International S.A.	3,350	311,622
CNP Assurances(a)	28,125	343,714
Danone	14,228	885,017
Edenred(a)	6,803	192,912
EDF S.A.	98,399	2,191,526
Eiffage S.A.	2,741	88,579
Euler Hermes S.A.	2,472	159,992
Eutelsat Communications S.A.	5,998	184,699
France Telecom S.A.	268,374	3,533,518
GDF Suez(a)	145,461	3,462,122
Hermes International	491	150,947
Imerys S.A.	2,722	138,485
Klepierre	9,282	305,084
Lafarge S.A.(a)	11,125	496,325
Lagardere SCA	6,771	188,954
Legrand S.A.(a)	8,806	298,994
L’Oreal S.A.	8,513	996,508
LVMH Moet Hennessy Louis Vuitton S.A.	8,390	1,276,082
M6-Metropole Television S.A.	11,612	152,667
Natixis	104,196	280,063
Neopost S.A.(a)	2,676	143,005
Nexity S.A.	4,162	99,298
Pernod-Ricard S.A.(a)	4,617	493,696
PPR	3,446	490,886
Rallye S.A.	2,991	85,404
Renault S.A.	8,200	327,171
Rexel S.A.	8,465	144,648
Safran S.A.	7,063	261,728
Sanofi	44,581	3,379,821
Schneider Electric S.A.	16,092	893,034
SCOR SE	11,433	277,268
Societe Television Francaise 1(a)	11,784	94,064
Sodexo	3,665	285,576
Suez Environnement Co.	19,008	204,194
Technip S.A.	2,353	244,709
Total S.A.	107,789	4,856,032
Vallourec S.A.	2,445	99,818
Veolia Environnement S.A.	25,684	325,421
Vinci S.A.	22,862	1,067,244
Vivendi S.A.	64,206	1,192,062

Total France		38,606,160

Germany - 7.6%
Adidas AG	3,366	241,176
Aixtron SE N.A.(a)	3,344	47,784
Allianz SE	19,897	1,997,550
Axel Springer AG	5,218	224,317
BASF SE	29,343	2,036,904
Bayer AG	18,777	1,353,008
Bayerische Motoren Werke AG	18,808	1,358,822
Beiersdorf AG	3,924	254,714
Brenntag AG	1,300	143,826
Celesio AG	6,995	114,469
Continental AG	4,050	337,264
Daimler AG	50,384	2,259,953
Deutsche Bank AG	19,700	712,508
Deutsche Boerse AG	11,035	595,589
Deutsche Lufthansa AG	15,984	184,853
Deutsche Post AG	45,511	805,115
Deutsche Telekom AG	281,826	3,095,114
E.ON AG	97,637	2,106,406
Fielmann AG(a)	1,763	163,370
Fraport AG Frankfurt Airport Services Worldwide	2,821	151,845
Fresenius Medical Care AG & Co. KGaA	3,866	273,910
Fresenius SE & Co. KGaA	2,075	215,350
GEA Group AG	5,336	142,002
Infineon Technologies AG	17,029	115,228
K+S AG	7,184	328,207
Linde AG	2,998	466,636
MAN SE	2,800	286,186
Merck KGaA	3,306	330,268
Metro AG	14,994	437,742
MLP AG	10,140	64,778
Muenchener Rueckversicherungs AG	8,134	1,147,341
Rheinmetall AG	3,503	172,040
RWE AG	29,427	1,201,554
SAP AG	22,876	1,351,238
Siemens AG	30,849	2,589,310
SMA Solar Technology AG(a)	1,585	54,289
Symrise AG	4,811	146,469
ThyssenKrupp AG	21,804	355,149
United Internet AG Registered Shares	6,881	118,323
Volkswagen AG	5,047	761,222
Wacker Chemie AG(a)	1,193	82,058
Wincor Nixdorf AG	1,890	67,110

Total Germany		28,890,997

Hong Kong - 5.7%
AIA Group Ltd.	115,000	392,878
Bank of East Asia Ltd.	62,600	223,547
BOC Hong Kong Holdings Ltd.	431,500	1,312,827
Cathay Pacific Airways Ltd.	200,000	321,264
Cheung Kong Holdings Ltd.	62,000	756,132
China Merchants Holdings International Co., Ltd.	76,000	229,758
China Mobile Ltd.	602,700	6,584,996
China Overseas Land & Investment Ltd.(a)	152,000	352,329
China Resources Enterprise Ltd.	38,000	112,430
China Resources Power Holdings Co., Ltd.	92,000	188,582
China Unicom Hong Kong Ltd.	248,900	313,177
Citic Pacific Ltd.(a)	81,000	122,176
CLP Holdings Ltd.	76,500	648,443
CNOOC Ltd.	1,176,700	2,336,152

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
Fosun International Ltd.	222,000	$115,052
Hang Lung Group Ltd.	24,000	147,122
Hang Lung Properties Ltd.	140,000	472,872
Hang Seng Bank Ltd.	69,000	942,908
Henderson Land Development Co., Ltd.	45,000	247,426
Hong Kong & China Gas Co., Ltd.	147,686	312,627
Hong Kong Exchanges and Clearing Ltd.	36,000	510,516
Hutchison Whampoa Ltd.	118,000	1,011,622
Lenovo Group Ltd.	186,000	156,821
MTR Corp., Ltd.	117,500	400,662
New World Development Co., Ltd.	130,000	151,002
PCCW Ltd.	395,000	144,621
Power Assets Holdings Ltd.	69,500	520,566
Shanghai Industrial Holdings Ltd.	46,000	120,977
Shenzhen Investment Ltd.	432,000	101,361
Shougang Fushan Resources Group Ltd.	200,000	51,309
Sino Land Co., Ltd.	184,400	276,237
Sino-Ocean Land Holdings Ltd.(a)	246,000	121,464
Sinotruk Hong Kong Ltd.(a)	131,000	78,024
SJM Holdings Ltd.	182,000	335,053
Sun Art Retail Group Ltd.	150,500	164,725
Sun Hung Kai Properties Ltd.	74,000	869,567
Television Broadcasts Ltd.	24,000	166,305
Wharf Holdings Ltd.	48,000	263,303

Total Hong Kong		21,576,833

Ireland - 0.3%
CRH PLC	29,033	556,718
DCC PLC	6,316	146,600
Dragon Oil PLC	17,000	146,702
Kerry Group PLC Class A	3,594	157,810

Total Ireland		1,007,830

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	404,300	421,151
Cellcom Israel Ltd.	31,600	191,679
Clal Industries and Investments Ltd.	65,100	188,278
Delek Automotive Systems Ltd.	19,800	127,147
Gazit-Globe Ltd.	17,300	164,315
Hot Telecommunication System Ltd.	16,600	127,501
Israel Chemicals Ltd.	80,000	859,962
Teva Pharmaceutical Industries Ltd.	17,800	692,019

Total Israel		2,772,052

Italy - 3.7%
A2A SpA	192,908	103,457
ACEA SpA	20,139	119,915
Assicurazioni Generali SpA(a)	40,889	553,149
Atlantia SpA	41,086	524,009
Banca Carige SpA(a)	279,767	242,846
Banca Generali SpA	15,435	177,269
Credito Artigiano SpA(a)	84,554	86,916
Enel Green Power SpA	71,199	112,763
Enel SpA	749,390	2,417,476
ENI SpA	187,688	3,996,752
ERG SpA	15,451	97,570
Fiat Industrial SpA	27,600	271,100
Hera SpA(a)	94,355	132,913
Intesa Sanpaolo SpA	665,575	944,316
Iren SpA	124,874	49,300
Luxottica Group SpA	9,675	339,120
MARR SpA	13,312	124,506
Mediaset SpA	114,240	199,922
Mediobanca SpA	24,482	107,933
Mediolanum SpA(a)	46,761	164,615
Parmalat SpA	78,600	149,023
Pirelli & C SpA	18,593	195,724
Saipem SpA	7,498	332,942
Snam SpA	203,175	907,594
Telecom Italia SpA	694,212	687,613
Telecom Italia SpA RSP	323,942	261,664
Terna Rete Elettrica Nazionale SpA(a)	106,597	384,728
Tod’s SpA	1,500	150,287
Unione di Banche Italiane SCPA	26,623	86,830

Total Italy		13,922,252

Japan - 14.8%
Aeon Co., Ltd.(a)	20,600	256,112
Aisin Seiki Co., Ltd.	7,100	234,116
Ajinomoto Co., Inc.	18,000	249,730
Aozora Bank Ltd.	116,000	274,771
Asahi Glass Co., Ltd.(a)	49,000	327,322
Asahi Group Holdings Ltd.	9,000	192,768
Asahi Kasei Corp.	38,000	204,788
Astellas Pharma, Inc.	17,200	746,936
Azbil Corp.	4,900	99,732
Bridgestone Corp.	9,800	222,923
Brother Industries Ltd.	11,100	125,760
Canon, Inc.(a)	36,500	1,447,832
Chubu Electric Power Co., Inc.(a)	27,500	445,983
Chugai Pharmaceutical Co., Ltd.(a)	17,000	321,080
Chugoku Electric Power Co., Inc. (The)	16,800	276,035
Coca-Cola West Co., Ltd.	8,100	141,006
Cosmo Oil Co., Ltd.	51,000	129,114
Dai Nippon Printing Co., Ltd.	31,000	241,271
Daihatsu Motor Co., Ltd.	13,000	225,981
Dai-ichi Life Insurance Co., Ltd. (The)	95	108,585
Daiichi Sankyo Co., Ltd.	32,600	547,079
Daikin Industries Ltd.	4,900	136,578
Dainippon Sumitomo Pharma Co., Ltd.	17,200	174,824
Daito Trust Construction Co., Ltd.	2,600	246,021
Daiwa House Industry Co., Ltd.	15,000	211,869
Daiwa Securities Group, Inc.	45,000	167,502
Denso Corp.	17,000	573,769
East Japan Railway Co.	8,900	557,714
Eisai Co., Ltd.	13,400	586,113
Electric Power Development Co., Ltd.	7,600	198,977
FANUC Corp.	3,300	535,593
Fast Retailing Co., Ltd.	1,700	338,338
Fuji Heavy Industries Ltd.	20,000	159,669
FUJIFILM Holdings Corp.	7,900	148,317
FUJITA KANCO, Inc.	43,000	141,734
Fujitsu Ltd.	46,000	218,498
Hirose Electric Co., Ltd.	400	39,303
Hitachi Chemical Co., Ltd.	8,100	126,286
Hitachi Ltd.	78,000	476,075
Hokkaido Electric Power Co., Inc.	13,000	167,653
Hokuriku Electric Power Co.	11,200	173,776
Honda Motor Co., Ltd.	34,100	1,174,845
Hoya Corp.	7,200	157,644
Ibiden Co., Ltd.	4,100	73,223
Idemitsu Kosan Co., Ltd.	1,400	124,577
Isuzu Motors Ltd.	29,000	153,741
ITOCHU Corp.	75,100	783,096
Japan Tobacco, Inc.	31,400	929,131
JFE Holdings, Inc.	12,300	203,176
JGC Corp.	6,000	172,578
JS Group Corp.	8,600	180,860
JSR Corp.	8,300	142,824
JX Holdings, Inc.	70,479	360,389
Kajima Corp.	49,000	143,088
Kansai Electric Power Co., Inc. (The)	48,000	574,508

See Notes to Schedule of Investments.

34    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
Kao Corp.	15,000	$412,458
Kawasaki Heavy Industries Ltd.	58,000	157,012
KDDI Corp.	86	552,926
Keikyu Corp.	19,000	172,641
Kikkoman Corp.	12,000	147,988
Kintetsu Corp.(a)	76,000	302,895
Kirin Holdings Co., Ltd.(a)	24,000	281,539
Kokuyo Co., Ltd.	27,700	205,867
Komatsu Ltd.	19,400	456,614
Komori Corp.	21,000	145,808
Konami Corp.	5,600	125,770
Konica Minolta Holdings, Inc.	17,500	136,640
Kubota Corp.	31,000	283,619
Kuraray Co., Ltd.	12,100	155,743
Kyocera Corp.	3,200	273,919
Kyowa Hakko Kirin Co., Ltd.(a)	22,000	225,266
Kyushu Electric Power Co., Inc.	20,000	236,872
Lawson, Inc.	4,800	335,681
Makita Corp.	4,000	139,015
Marubeni Corp.	42,000	276,877
Marui Group Co., Ltd.	17,000	129,114
Medipal Holdings Corp.	14,800	208,858
Mitsubishi Chemical Holdings Corp.	24,400	106,725
Mitsubishi Corp.	57,700	1,154,145
Mitsubishi Electric Corp.	29,000	239,880
Mitsubishi Estate Co., Ltd.	14,000	248,803
Mitsubishi Heavy Industries Ltd.	109,000	439,880
Mitsubishi Tanabe Pharma Corp.	13,700	196,597
Mitsubishi UFJ Financial Group, Inc.	387,100	1,833,861
Mitsui & Co., Ltd.	74,100	1,090,279
Mitsui Chemicals, Inc.	40,000	99,260
Mitsui Fudosan Co., Ltd.	17,000	325,981
Mitsui O.S.K. Lines Ltd.	39,000	138,814
Mizuho Financial Group, Inc.	955,400	1,604,507
MS&AD Insurance Group Holdings	26,730	463,311
Murata Manufacturing Co., Ltd.	6,400	333,275
NEC Fielding Ltd.	7,800	97,268
Nidec Corp.	2,000	150,896
Nikon Corp.	6,000	180,624
Nintendo Co., Ltd.	1,300	150,708
Nippon Electric Glass Co., Ltd.	10,000	58,905
Nippon Express Co., Ltd.	39,000	160,321
Nippon Steel Corp.	106,000	237,799
Nippon Telegraph & Telephone Corp.	38,600	1,789,949
Nippon Yusen K.K.	49,000	128,349
Nissan Chemical Industries Ltd.	13,100	127,076
Nissan Motor Co., Ltd.	101,500	951,523
Nisshin Seifun Group, Inc.	12,500	145,852
Nissin Foods Holdings Co., Ltd.	4,900	186,383
Nitto Denko Corp.	3,700	156,505
Nomura Holdings, Inc.	72,400	266,770
Nomura Research Institute Ltd.	10,500	229,897
NSK Ltd.	14,000	89,485
NTN Corp.	25,000	77,704
NTT DoCoMo, Inc.	1,302	2,165,377
Odakyu Electric Railway Co., Ltd.	28,000	277,930
OJI Paper Co., Ltd.	44,000	168,191
Oracle Corp.	2,800	120,190
Oriental Land Co., Ltd.	1,900	217,170
Osaka Gas Co., Ltd.	49,000	205,113
Otsuka Holdings Co., Ltd.	10,048	307,648
Panasonic Corp.	49,700	400,515
Park24 Co., Ltd.	18,500	272,666
Resona Holdings, Inc.	79,000	323,762
Ricoh Co., Ltd.(a)	29,000	242,060
Rohm Co., Ltd.	4,000	152,651
Royal Holdings Co., Ltd.	12,000	141,221
Ryosan Co., Ltd.	4,900	95,740
Saibu Gas Co., Ltd.	49,000	128,349
Sankyo Co., Ltd.	4,400	213,962
Secom Co., Ltd.	7,700	351,755
Sega Sammy Holdings, Inc.	9,100	184,760
Sekisui House Ltd.	23,000	215,616
Seven & I Holdings Co., Ltd.	20,800	624,860
Sharp Corp.	28,000	141,070
Shikoku Electric Power Co., Inc.	10,500	222,791
Shin-Etsu Chemical Co., Ltd.	9,900	540,970
Shionogi & Co., Ltd.	12,400	167,841
Shiseido Co., Ltd.	15,500	243,796
Shochiku Co., Ltd.	15,000	147,011
Showa Shell Sekiyu K.K.(a)	16,000	97,456
SMC Corp.	1,000	171,826
Softbank Corp.	17,000	629,164
Sony Corp.	15,900	223,784
Sony Financial Holdings, Inc.	9,900	160,554
Sumitomo Bakelite Co., Ltd.	21,000	97,644
Sumitomo Chemical Co., Ltd.	45,000	137,047
Sumitomo Corp.	36,200	502,689
Sumitomo Electric Industries Ltd.	16,800	206,973
Sumitomo Metal Industries Ltd.	166,000	270,460
Sumitomo Metal Mining Co., Ltd.	17,000	189,836
Sumitomo Mitsui Financial Group, Inc.	51,200	1,676,080
Sumitomo Mitsui Trust Holdings, Inc.	76,070	224,997
Sumitomo Realty & Development Co., Ltd.	8,000	194,611
T&D Holdings, Inc.	20,200	213,418
Taisei Corp.	76,000	202,883
Takeda Pharmaceutical Co., Ltd.	32,300	1,463,398
TDK Corp.	3,200	128,337
Tokio Marine Holdings, Inc.	18,900	470,427
Tokyo Electron Ltd.	4,700	217,653
Tokyo Gas Co., Ltd.	49,000	249,944
TOKYU Corp.	70,000	328,989
TonenGeneral Sekiyu K.K.(a)	26,000	230,380
Toppan Printing Co., Ltd.	36,000	239,128
TORAY INDUSTRIES, Inc.	33,000	223,750
Toshiba Corp.	112,000	421,105
Toyota Motor Corp.	22,200	887,555
Toyota Tsusho Corp.	11,400	215,884
Trend Micro, Inc.	7,600	222,790
USS Co., Ltd.	2,180	234,694
West Japan Railway Co.	11,000	452,187
Yahoo! Japan Corp.	821	264,646
YAKULT HONSHA CO., Ltd.	4,000	156,411

Total Japan		56,075,382

Netherlands - 1.9%
Akzo Nobel N.V.	6,059	284,807
ASML Holding N.V.	6,868	349,200
European Aeronautic Defence and Space
Co. N.V.	12,369	438,571
Fugro N.V. CVA	2,775	168,087
Heineken Holding N.V.	6,009	269,340
Heineken N.V.	8,985	469,152
Koninklijke Ahold N.V.	28,357	351,732
Koninklijke Boskalis Westminster N.V.	4,750	156,547
Koninklijke DSM N.V.	5,026	247,476
Koninklijke KPN N.V.(a)	109,724	1,052,137
Koninklijke Philips Electronics N.V.	35,102	693,584
PostNL N.V.	35,053	144,573
Randstad Holding N.V.	6,487	190,784

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    35

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
Reed Elsevier N.V.	29,958	$342,620
STMicroelectronics N.V.	57,008	312,101
Unilever N.V. CVA(a)	44,434	1,487,823
Wolters Kluwer N.V.	13,491	214,523

Total Netherlands		7,173,057

New Zealand - 0.3%
Auckland International Airport Ltd.	151,565	297,242
DNZ Property Fund Ltd.	190,411	226,504
Fletcher Building Ltd.	70,800	334,035
Telecom Corp. of New Zealand Ltd.	155,669	299,034

Total New Zealand		1,156,815

Norway - 1.7%
Aker ASA Class A	7,899	218,588
Aker Solutions ASA	8,503	120,011
DNB ASA	55,408	549,471
Fred Olsen Energy ASA	3,480	124,226
Gjensidige Forsikring ASA(a)	33,379	388,288
Norsk Hydro ASA(a)	72,252	324,526
Orkla ASA	50,049	362,542
SpareBank 1 SMN	40,298	217,609
Statoil ASA	108,352	2,577,357
Telenor ASA	61,461	1,022,549
Yara International ASA	8,167	355,562

Total Norway		6,260,729

Portugal - 0.6%
Cimpor Cimentos de Portugal, SGPS, S.A.*	30,820	120,465
EDP-Energias de Portugal S.A.	299,659	708,846
Galp Energia, SGPS, S.A. Class B	30,400	385,791
Jeronimo Martins, SGPS, S.A.	11,700	197,848
Mota-Engil, SGPS, S.A.(a)	63,533	82,723
Portugal Telecom, SGPS, S.A.(a)	156,725	687,171
Sonae(a)	196,286	102,628
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	30,921	91,705

Total Portugal		2,377,177

Singapore - 2.9%
Cityspring Infrastructure Trust	423,000	133,565
DBS Group Holdings Ltd.	78,000	854,010
Fraser and Neave Ltd.	49,000	270,761
Hutchison Port Holdings Trust Class U	534,000	379,140
Jardine Cycle & Carriage Ltd.	11,000	402,124
Keppel Corp., Ltd.(a)	74,100	601,317
Keppel Land Ltd.	93,000	236,391
K-Green Trust	188,000	147,663
Mapletree Commercial Trust	259,000	200,363
Oversea-Chinese Banking Corp., Ltd.	106,000	735,507
Sabana Shari’ah Compliant Industrial
Real Estate Investment Trust Class REIT	297,000	228,588
Sakari Resources Ltd.	49,000	52,798
SATS Ltd.	91,000	192,517
SembCorp Industries Ltd.	49,000	198,429
SembCorp Marine Ltd.(a)	106,000	399,968
Singapore Airlines Ltd.	108,000	884,086
Singapore Exchange Ltd.	48,000	239,091
Singapore Press Holdings Ltd.	129,000	397,142
Singapore Technologies Engineering Ltd.	164,000	402,621
Singapore Telecommunications Ltd.	968,000	2,521,629
StarHub Ltd.	71,000	191,680
STX OSV Holdings Ltd.	126,000	148,200
United Overseas Bank Ltd.	48,000	707,041
Venture Corp., Ltd.	28,000	172,845
Wilmar International Ltd.	113,000	322,016
Yangzijiang Shipbuilding Holdings Ltd.	148,000	116,830

Total Singapore		11,136,322

Spain - 4.4%
Abertis Infraestructuras S.A.Bonus
Shares*	744	10,051
Abertis Infraestructuras, S.A.	39,683	536,079
Acciona S.A.(a)	2,697	161,206
Acerinox S.A.	14,979	167,622
ACS Actividades de Construccion y
Servicios, S.A.(a)	32,887	704,908
Amadeus It Holding S.A. Class A	10,400	220,409
Antena 3 de Television S.A.	24,021	103,035
Banco Bilbao Vizcaya Argentaria S.A.(a)	145,681	1,040,670
Banco de Sabadell S.A.(a)	73,867	143,705
Banco Espanol de Credito S.A.	46,484	151,783
Banco Popular Espanol S.A.(a)	45,245	102,377
Banco Santander S.A.	183,621	1,216,620
Bolsas y Mercados Espanoles S.A.(a)	9,566	192,900
CaixaBank(a)	124,703	405,289
CaixaBank Bonus Shares*	4,250	13,813
Duro Felguera S.A.	20,181	111,150
Enagas S.A.	12,168	221,899
Endesa S.A.(a)	24,840	436,123
Ferrovial S.A.	35,046	395,250
Fomento de Construcciones y Contratas S.A.(a)	9,760	124,850
Gas Natural SDG S.A.	22,861	293,164
Iberdrola S.A.	41,960	198,034
Inditex S.A.	12,216	1,263,936
Indra Sistemas S.A.(a)	11,942	111,025
Mapfre S.A.(a)	168,391	342,556
Mediaset Espana Comunicacion S.A.	27,133	131,776
Obrascon Huarte Lain S.A.	9,100	188,238
Red Electrica Corp. S.A.(a)	5,001	218,384
Repsol YPF S.A.	78,535	1,259,764
Tecnicas Reunidas S.A.	2,961	123,589
Telefonica S.A.	439,264	5,780,736
Zardoya Otis S.A.	23,136	257,787

Total Spain		16,628,728

Sweden - 3.3%
Alfa Laval AB	13,010	222,789
Assa Abloy AB Class B	10,181	284,084
Atlas Copco AB Class A	29,631	637,060
Axis Communications AB	4,659	101,247
Billerud AB(a)	15,533	143,461
Electrolux AB Series B	12,482	247,745
Fabege AB	19,679	154,241
Hennes & Mauritz AB Class B	52,516	1,882,310
Husqvarna AB Class B	25,404	119,799
NCC AB Class B	8,541	153,561
Nordea Bank AB	130,291	1,121,246
Peab AB	31,311	156,410
Ratos AB Class B	15,262	144,828
Sandvik AB	31,907	408,406
Scania AB Class B	10,655	182,307
Securitas AB Class B	23,413	181,812
Skandinaviska Enskilda Banken AB Class A	62,161	403,095
Skanska AB Class B	23,284	356,560
SKF AB Class B	12,320	242,566
SSAB AB Class B	12,448	89,450
Svenska Cellulosa AB Class B	15,914	238,627
Svenska Handelsbanken AB Class A	25,113	824,803

See Notes to Schedule of Investments.

36    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
Swedbank AB Class A	39,688	$624,437
Swedish Match AB	7,181	289,949
Tele2 AB Class B	35,154	543,934
Telefonaktiebolaget LM Ericsson Class B	95,726	874,410
TeliaSonera AB	186,287	1,190,743
Volvo AB Class B	61,100	697,094

Total Sweden		12,516,974

Switzerland - 4.7%
Baloise Holding AG	2,964	195,721
Cie Financiere Richemont S.A. Class A	3,904	213,864
Kuehne + Nagel International AG	2,791	295,466
Nestle S.A.	82,648	4,937,923
Novartis AG	86,555	4,837,569
Partners Group Holding AG	1,459	259,892
Roche Holding AG - Genusschein	22,775	3,936,598
Schindler Holding AG Participating Shares	2,425	271,067
SGS S.A.	317	594,480
Sulzer AG	1,207	142,825
Swatch Group AG (The)	700	276,228
Swisscom AG	2,867	1,154,676
Syngenta AG	2,030	693,396

Total Switzerland		17,809,705

United Kingdom - 20.1%
Aberdeen Asset Management PLC	59,551	242,567
Admiral Group PLC	12,697	237,382
Aegis Group PLC	59,200	149,771
AMEC PLC	11,039	173,487
Anglo American PLC	25,335	829,901
Antofagasta PLC	20,207	344,827
Ashmore Group PLC	38,744	211,777
Associated British Foods PLC	19,499	392,077
AstraZeneca PLC	68,695	3,073,956
Aviva PLC	211,309	903,472
Babcock International Group PLC	13,200	176,705
BAE Systems PLC	181,841	823,112
Barclays PLC	330,878	845,136
Berendsen PLC	25,116	196,966
BG Group PLC	33,114	675,190
BHP Billiton PLC	69,911	1,980,314
BP PLC	687,654	4,550,946
British American Tobacco PLC	63,563	3,231,627
British Land Co. PLC	26,803	214,610
British Sky Broadcasting Group PLC	62,161	679,063
BT Group PLC	217,988	722,784
Burberry Group PLC	7,053	146,575
Cable & Wireless Communications PLC	387,192	179,758
Capita PLC	20,044	206,233
Carillion PLC	33,328	144,379
Carnival PLC	4,389	150,207
Centrica PLC	177,439	885,008
Compass Group PLC	52,777	553,785
Croda International PLC	2,769	98,283
Daily Mail & General Trust PLC Class A	22,480	149,145
Diageo PLC	55,049	1,417,729
Electrocomponents PLC	35,210	113,212
Eurasian Natural Resources Corp. PLC	55,506	361,641
Evraz PLC	52,700	215,488
Fidessa Group PLC	4,177	101,547
Firstgroup PLC	40,802	143,543
Fresnillo PLC	28,441	649,943
G4S PLC	51,673	226,201
GKN PLC	54,695	154,930
GlaxoSmithKline PLC	200,233	4,544,383
Halfords Group PLC	21,746	78,174
Hammerson PLC	31,726	220,390
Hays PLC	126,449	146,069
HSBC Holdings PLC	696,590	6,130,392
ICAP PLC	32,222	170,568
IG Group Holdings PLC	25,535	191,841
IMI PLC	12,030	156,891
Imperial Tobacco Group PLC	32,470	1,250,272
Inchcape PLC	28,700	148,818
Inmarsat PLC	20,413	157,362
Intercontinental Hotels Group PLC	9,169	220,750
Intertek Group PLC	4,100	171,827
Investec PLC	25,195	147,004
J. Sainsbury PLC	85,292	403,202
John Wood Group PLC	10,144	109,065
Johnson Matthey PLC	6,262	216,862
Kazakhmys PLC	21,075	238,492
Kesa Electricals PLC	47,962	37,237
Kingfisher PLC	68,079	306,881
Ladbrokes PLC	66,857	164,843
Legal & General Group PLC	250,211	499,581
Logica PLC	87,469	145,422
Man Group PLC	172,463	205,985
Marks & Spencer Group PLC	68,793	350,670
Marston’s PLC	162,571	264,929
Meggitt PLC	30,973	187,177
Melrose PLC	25,289	147,592
Mondi PLC	17,103	146,197
Moneysupermarket.com Group PLC	80,700	158,471
N. Brown Group PLC	28,518	109,318
National Grid PLC	161,778	1,714,019
New World Resources PLC Class A	31,100	157,799
Next PLC	6,815	341,941
Old Mutual PLC	157,814	374,750
Pearson PLC	27,664	549,312
Premier Farnell PLC	29,826	81,024
Prudential PLC	78,949	913,848
Reckitt Benckiser Group PLC	19,499	1,029,125
Reed Elsevier PLC	48,170	386,450
Rexam PLC	31,019	204,824
Rio Tinto PLC	38,662	1,830,704
Royal Dutch Shell PLC Class A	114,809	3,867,051
Royal Dutch Shell PLC Class B	114,428	3,993,311
RSA Insurance Group PLC	233,354	395,650
SABMiller PLC	25,742	1,031,582
Sage Group PLC (The)	53,510	232,732
Segro PLC	48,575	165,555
Severn Trent PLC	12,179	315,759
Smith & Nephew PLC	16,453	164,511
Smiths Group PLC	14,708	234,148
SSE PLC	43,743	954,347
Standard Chartered PLC	75,958	1,649,443
Standard Life PLC	115,994	424,627
Tate & Lyle PLC	13,011	132,136
TESCO PLC	304,867	1,482,562
TUI Travel PLC	67,190	178,626
Tullow Oil PLC	7,600	175,227
Unilever PLC	39,003	1,311,576
United Utilities Group PLC	36,306	384,373
Vedanta Resources PLC(a)	4,930	70,520
Vodafone Group PLC	2,111,225	5,935,598
Weir Group PLC (The)(a)	4,319	103,644
WH Smith PLC	19,433	165,962
Whitbread PLC	6,539	207,994
William Hill PLC	39,290	174,274

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    37

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2012

Investments	Shares	Value
WM Morrison Supermarkets PLC	82,397	$343,896
Xstrata PLC	65,458	819,904

Total United Kingdom		76,478,746

TOTAL COMMON STOCKS (Cost: $401,329,445)		375,306,381

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree International Dividend ex- Financials Fund(c) (Cost: $1,153,380)	31,432	1,198,502

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/05/12* (Cost: $0)	78,535	55,214

TOTAL LONG-TERM INVESTMENTS (Cost: $402,482,825)		376,560,097

SHORT-TERM INVESTMENT - 2.1%

MONEY MARKET FUND - 2.1%
Invesco Treasury Fund Private Class 0.02%(d) (Cost: $7,926,347)	7,926,347	7,926,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

MONEY MARKET FUND - 4.6%
Dreyfus Institutional Preferred Money Market Fund 0.16%(d) (Cost: $17,367,339)(e)	17,367,339	17,367,339

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $427,776,511)(f)		401,853,783
Liabilities in Excess of Foreign Currency and Other Assets - (5.9)%		(22,280,859)

NET ASSETS - 100.0%		$379,572,924

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(e)	At June 30, 2012, the total market value of the Fund’s securities on loan was $16,206,057 and the total market value of the collateral held by the Fund was $17,367,339.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

38    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 18.3%
Adelaide Brighton Ltd.	29,615	$96,535
AGL Energy Ltd.	9,085	137,547
Alumina Ltd.	138,849	112,438
Amcor Ltd.	33,740	245,209
AMP Ltd.	135,267	533,824
APN News & Media Ltd.	51,833	35,067
Australia & New Zealand Banking Group Ltd.	132,062	2,982,205
BHP Billiton Ltd.	80,165	2,584,345
Billabong International Ltd.	21,873	24,102
Boral Ltd.	19,954	60,339
Bradken Ltd.	6,851	36,447
Brickworks Ltd.	5,440	56,320
Cabcharge Australia Ltd.(a)	5,134	26,313
Coca-Cola Amatil Ltd.	27,273	374,054
Cochlear Ltd.(a)	1,341	90,503
Commonwealth Bank of Australia	74,365	4,047,699
Computershare Ltd.	16,189	122,966
Crown Ltd.	28,894	251,455
David Jones Ltd.(a)	33,888	89,969
DuluxGroup Ltd.(a)	19,134	59,036
Envestra Ltd.	102,973	82,859
Fairfax Media Ltd.(a)	67,935	38,648
FKP Property Group(a),(b)	122,070	47,549
Flight Centre Ltd.(a)	3,601	69,875
GUD Holdings Ltd.	6,182	54,497
GWA Group Ltd.(a)	49,537	106,634
Harvey Norman Holdings Ltd.(a)	49,511	98,965
Iluka Resources Ltd.	19,948	231,468
Insurance Australia Group Ltd.	42,674	152,226
IOOF Holdings Ltd.	14,473	89,755
Iress Market Technology Ltd.	6,613	44,400
JB Hi-Fi Ltd.(a)	11,646	105,768
Macquarie Group Ltd.	11,958	318,696
Metcash Ltd.	42,296	146,108
Myer Holdings Ltd.(a)	41,646	68,943
National Australia Bank Ltd.	133,616	3,224,111
Orica Ltd.	11,650	294,844
Origin Energy Ltd.	32,893	411,347
OZ Minerals Ltd.	13,986	112,684
Perpetual Ltd.	3,158	74,130
Primary Health Care Ltd.	16,817	50,853
QBE Insurance Group Ltd.	40,161	550,815
SAI Global Ltd.	17,315	84,839
Seven West Media Ltd.(a)	110,186	197,091
Sonic Healthcare Ltd.	11,009	143,317
Suncorp Group Ltd.	55,583	460,931
Super Retail Group Ltd.	7,707	56,801
Sydney Airport	115,652	343,792
TABCORP Holdings Ltd.	61,441	184,532
Tatts Group Ltd.	94,939	254,971
Telstra Corp., Ltd.	687,927	2,602,039
Toll Holdings Ltd.	28,756	117,316
Transfield Services Ltd.	17,237	32,069
UGL Ltd.(a)	7,126	90,649
Wesfarmers Ltd.	43,299	1,327,071
Westpac Banking Corp.	177,398	3,842,318
Woodside Petroleum Ltd.	19,417	617,403
Woolworths Ltd.	39,537	1,086,135
Wotif.com Holdings Ltd.(a)	11,354	48,998

Total Australia		29,831,820

Austria - 0.5%
Bank Austria Creditanstalt AG*†(b)	3,058	—
OMV AG	10,430	327,860
Raiffeisen Bank International AG(a)	6,805	222,374
Telekom Austria AG	22,389	220,455

Total Austria		770,689

Belgium - 0.6%
Ageas	73,831	146,165
Belgacom S.A.	16,618	473,555
Cofinimmo	1,412	157,651
EVS Broadcast Equipment S.A.(a)	890	41,982
Mobistar S.A.	2,098	71,993
Tessenderlo Chemie N.V.	1,288	32,854

Total Belgium		924,200

Denmark - 0.2%
TDC A/S	59,031	411,127

Finland - 1.7%
Elisa Oyj	8,961	180,587
Fortum Oyj	33,975	645,446
Kemira Oyj	3,905	45,666
Kesko Oyj Class B	1,431	37,392
Metso Oyj	6,318	217,364
Nokia Oyj(a)	181,288	372,703
Pohjola Bank PLC Class A	18,303	213,460
Rautaruukki Oyj	14,965	94,197
Sampo Oyj Class A(a)	17,164	444,788
Stora Enso Oyj Class R	33,267	204,333
Tikkurila Oyj	2,365	40,367
UPM-Kymmene Oyj	23,720	267,906
Uponor Oyj	3,573	32,035

Total Finland		2,796,244

France - 12.4%
AXA S.A.	83,653	1,112,555
BNP Paribas S.A.	27,326	1,051,959
Bouygues S.A.(a)	13,817	371,731
Carrefour S.A.(a)	28,172	520,008
Casino Guichard Perrachon S.A.	2,650	233,088
Cie de Saint-Gobain	13,107	484,033
Cie Generale des Etablissements Michelin Class B	4,221	275,761
CNP Assurances(a)	25,036	305,964
EDF S.A.	70,257	1,564,752
Eiffage S.A.	4,072	131,592
France Telecom S.A.	194,476	2,560,548
GDF Suez	104,504	2,487,303
Klepierre	8,221	270,211
Lagardere SCA	4,054	113,133
M6-Metropole Television S.A.	5,530	72,705
Natixis	88,882	238,901
Nexity S.A.	1,873	44,686
Rallye S.A.	1,327	37,891
Rexel S.A.	7,792	133,148
Sanofi	32,419	2,457,783
Societe d’Edition de Canal +	8,017	43,239
Societe Television Francaise 1	6,286	50,177
Suez Environnement Co.	23,067	247,797
Total S.A.	78,169	3,521,613
Veolia Environnement S.A.	17,818	225,758
Vinci S.A.	17,199	802,884
Vivendi S.A.	45,868	851,595

Total France		20,210,815

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    39

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2012

Investments	Shares	Value
Germany - 8.3%
Allianz SE	14,550	$1,460,741
Axel Springer AG	2,996	128,795
BASF SE	21,361	1,482,817
Comdirect Bank AG	5,217	47,139
Daimler AG	35,671	1,600,007
Deutsche Boerse AG	8,399	453,317
Deutsche Post AG	33,360	590,157
Deutsche Telekom AG	197,307	2,166,896
E.ON AG	72,423	1,562,443
Hannover Rueckversicherung AG	2,868	170,663
Metro AG	10,485	306,104
Muenchener Rueckversicherungs AG	5,520	778,623
RWE AG	21,985	897,685
Siemens AG	21,413	1,797,299
SMA Solar Technology AG(a)	912	31,238

Total Germany		13,473,924

Hong Kong - 1.9%
BOC Hong Kong Holdings Ltd.	318,500	969,027
Cathay Pacific Airways Ltd.	108,000	173,483
China Merchants Holdings International Co., Ltd.	82,000	247,897
Hang Seng Bank Ltd.	51,418	702,645
Hopewell Holdings Ltd.	35,000	99,718
New World Development Co., Ltd.	228,000	264,834
PCCW Ltd.	209,000	76,521
Power Assets Holdings Ltd.	45,518	340,937
Shanghai Industrial Holdings Ltd.	34,000	89,418
Shenzhen Investment Ltd.	196,000	45,988
Television Broadcasts Ltd.	9,000	62,364

Total Hong Kong		3,072,832

Ireland - 0.2%
CRH PLC	19,531	374,514

Israel - 0.7%
Bezeq The Israeli Telecommunication
Corp., Ltd.	276,531	288,057
Cellcom Israel Ltd.	21,991	133,393
Clal Industries and Investments Ltd.	47,049	136,072
Israel Chemicals Ltd.	54,490	585,741

Total Israel		1,143,263

Italy - 4.6%
ACEA SpA	7,642	45,503
Atlantia SpA	28,664	365,579
Banca Carige SpA(a)	148,955	129,298
Banca Generali SpA	4,968	57,057
Enel SpA	528,104	1,703,624
ENI SpA	134,448	2,863,024
ERG SpA	13,897	87,757
Geox SpA(a)	9,931	21,929
Gruppo Editoriale L’Espresso SpA(a)	20,081	15,431
Hera SpA	35,238	49,638
Intesa Sanpaolo SpA RSP	418,309	593,496
MARR SpA	5,470	51,160
Mediobanca SpA	36,368	160,335
Parmalat SpA	56,774	107,641
Recordati SpA	5,520	39,369
Snam SpA	135,180	603,857
Telecom Italia SpA RSP	444,961	440,731
Terna Rete Elettrica Nazionale SpA	71,410	257,731

Total Italy		7,593,160

Japan - 6.5%
Asahi Glass Co., Ltd.(a)	30,000	200,401
Chubu Electric Power Co., Inc.	23,200	376,248
Dai Nippon Printing Co., Ltd.	19,000	147,876
Daiichi Sankyo Co., Ltd.	17,400	291,999
Daito Trust Construction Co., Ltd.	1,600	151,397
Eisai Co., Ltd.	6,200	271,187
Hokkaido Electric Power Co., Inc.	12,100	156,046
ITOCHU Corp.	52,300	545,352
Kansai Electric Power Co., Inc. (The)	31,400	375,824
Kyushu Electric Power Co., Inc.	16,000	189,497
Mitsui & Co., Ltd.	52,700	775,408
Mizuho Financial Group, Inc.	633,000	1,063,066
MS&AD Insurance Group Holdings	12,000	207,996
Nippon Suisan Kaisha Ltd.	8,900	24,093
Nippon Telegraph & Telephone Corp.	28,400	1,316,957
NKSJ Holdings, Inc.	10,498	221,564
NTT DoCoMo, Inc.	912	1,516,761
Ricoh Co., Ltd.	22,000	183,632
Sumitomo Corp.	41,400	574,899
Sumitomo Mitsui Financial Group, Inc.	33,900	1,109,748
Taiyo Holdings Co., Ltd.	1,400	35,075
Takeda Pharmaceutical Co., Ltd.	20,500	928,782

Total Japan		10,663,808

Netherlands - 1.7%
CSM	1,786	32,910
Delta Lloyd N.V.	15,687	217,789
Koninklijke Ahold N.V.	24,016	297,887
Koninklijke KPN N.V.(a)	84,551	810,755
Koninklijke Philips Electronics N.V.	24,440	482,912
PostNL N.V.	35,279	145,505
Randstad Holding N.V.	5,616	165,168
Reed Elsevier N.V.	19,154	219,058
STMicroelectronics N.V.	41,327	226,252
Wolters Kluwer N.V.	7,432	118,178

Total Netherlands		2,716,414

New Zealand - 0.4%
Auckland International Airport Ltd.	48,276	94,676
Fisher & Paykel Healthcare Corp., Ltd.	24,614	38,974
Fletcher Building Ltd.	31,482	148,533
Sky Network Television Ltd.	13,505	52,428
SKYCITY Entertainment Group Ltd.	26,360	72,035
Telecom Corp. of New Zealand Ltd.	102,472	196,845
Vector Ltd.	47,348	101,990

Total New Zealand		705,481

Norway - 2.1%
Aker ASA Class A	3,924	108,588
Aker Solutions ASA	12,945	182,706
Austevoll Seafood ASA	8,955	37,661
Gjensidige Forsikring ASA(a)	15,026	174,793
Orkla ASA	33,564	243,129
SpareBank 1 SMN	7,243	39,112
Statoil ASA	80,079	1,904,831
Telenor ASA	43,688	726,853

Total Norway		3,417,673

Portugal - 0.8%
EDP-Energias de Portugal S.A.	228,849	541,344
Portugal Telecom, SGPS, S.A.(a)	111,298	487,994
Sonae	220,243	115,154
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia,
SGPS, S.A.	43,137	127,934

Total Portugal		1,272,426

See Notes to Schedule of Investments.

40    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2012

Investments	Shares	Value
Singapore - 3.0%
Hutchison Port Holdings Trust Class U	396,000	$281,160
Keppel Corp., Ltd.	60,000	486,896
Keppel Land Ltd.(a)	59,000	149,968
M1 Ltd.	50,000	101,042
SembCorp Marine Ltd.(a)	72,000	271,677
Singapore Airlines Ltd.	75,000	613,948
Singapore Exchange Ltd.	32,000	159,394
Singapore Post Ltd.	71,000	59,129
Singapore Press Holdings Ltd.	78,000	240,133
Singapore Technologies Engineering Ltd.	122,000	299,511
Singapore Telecommunications Ltd.	674,000	1,755,762
SMRT Corp., Ltd.	56,000	74,708
StarHub Ltd.	77,000	207,878
Venture Corp., Ltd.	20,000	123,461

Total Singapore		4,824,667

Spain - 4.9%
Abertis Infraestructuras, S.A.	32,238	435,504
Acciona S.A.(a)	2,736	163,537
Acerinox S.A.	8,464	94,716
ACS Actividades de Construccion y Servicios, S.A.(a)	24,371	522,374
Almirall S.A.*	5,988	43,011
Antena 3 de Television S.A.	26,062	111,790
Banco Espanol de Credito S.A.(a)	23,520	76,799
Bolsas y Mercados Espanoles S.A.(a)	4,750	95,785
CaixaBank(a)	97,250	316,066
CaixaBank - Bonus Shares*	2,976	9,672
Caja de Ahorros del Mediterraneo*(a)	6,353	10,804
Duro Felguera S.A.	6,916	38,091
Enagas S.A.	6,984	127,362
Ferrovial S.A.	21,734	245,117
Fomento de Construcciones y Contratas S.A.(a)	11,198	143,245
Gas Natural SDG S.A.	1,633	20,941
Indra Sistemas S.A.(a)	12,468	115,916
Mapfre S.A.(a)	132,817	270,188
Obrascon Huarte Lain S.A.	7,286	150,715
Red Electrica Corp. S.A.(a)	3,063	133,755
Repsol YPF S.A.	56,460	905,663
Telefonica S.A.	308,118	4,054,848

Total Spain		8,085,899

Sweden - 3.7%
Axfood AB	1,775	56,523
Bilia AB Class A	3,209	43,120
Billerud AB(a)	5,868	54,196
Boliden AB	9,654	134,270
Castellum AB	9,615	116,315
Electrolux AB Series B	7,717	153,168
Fabege AB	6,334	49,645
Hakon Invest AB	6,581	97,060
Hennes & Mauritz AB Class B	35,101	1,258,111
Hoganas AB Class B	1,544	48,988
Intrum Justitia AB	4,105	59,769
Loomis AB Class B	4,078	50,367
Nordea Bank AB	80,971	696,812
Peab AB	11,498	57,437
Ratos AB Class B	13,892	131,828
Scania AB Class B	8,863	151,646
Securitas AB Class B	10,846	84,224
Skandinaviska Enskilda Banken AB Class A	60,738	393,868
Skanska AB Class B	7,986	122,294
Svenska Handelsbanken AB Class A	18,798	617,395
Swedbank AB Class A	29,382	462,286
Tele2 AB Class B	22,905	354,406
TeliaSonera AB	124,651	796,767

Total Sweden		5,990,495

Switzerland - 4.3%
Baloise Holding AG	1,540	101,691
Mobilezone Holding AG	5,111	50,867
Novartis AG	61,756	3,451,550
Roche Holding AG - Genusschein	15,678	2,709,901
Swisscom AG	1,603	645,603

Total Switzerland		6,959,612

United Kingdom - 22.5%
Aberdeen Asset Management PLC	29,507	120,190
Admiral Group PLC	10,606	198,289
AstraZeneca PLC	47,379	2,120,110
Aviva PLC	171,654	733,923
BAE Systems PLC	127,036	575,034
BBA Aviation PLC	17,345	55,498
Berendsen PLC	13,990	109,713
BHP Billiton PLC	51,474	1,458,063
BP PLC	498,526	3,299,283
British American Tobacco PLC	46,019	2,339,667
British Land Co. PLC	15,669	125,461
Britvic PLC	8,907	46,088
Cable & Wireless Communications PLC	357,944	166,179
Carillion PLC	12,058	52,236
Centrica PLC	134,444	670,563
Daily Mail & General Trust PLC Class A	20,509	136,068
Electrocomponents PLC	27,467	88,315
Eurasian Natural Resources Corp. PLC	33,121	215,795
Fidessa Group PLC	1,864	45,316
Firstgroup PLC	46,299	162,881
Fresnillo PLC	20,492	468,290
GlaxoSmithKline PLC	141,997	3,222,689
Greene King PLC	23,639	204,107
Halfords Group PLC	9,241	33,220
Hays PLC	56,728	65,530
HSBC Holdings PLC	485,453	4,272,265
ICAP PLC	17,704	93,716
IG Group Holdings PLC	12,119	91,049
Imperial Tobacco Group PLC	24,321	936,491
Inmarsat PLC	19,038	146,763
Interserve PLC	5,655	27,673
Investec PLC	25,025	146,012
J. Sainsbury PLC	56,259	265,954
Kesa Electricals PLC	25,492	19,792
Kier Group PLC	2,783	54,912
Ladbrokes PLC	30,894	76,172
Laird PLC	17,447	51,199
Legal & General Group PLC	157,551	314,572
Man Group PLC	162,072	193,575
Marks & Spencer Group PLC	45,365	231,246
Marston’s PLC	32,802	53,455
Micro Focus International PLC	3,917	32,592
Moneysupermarket.com Group PLC	46,684	91,673
N. Brown Group PLC	22,299	85,479
National Grid PLC	107,166	1,135,411
Old Mutual PLC	106,805	253,623
Premier Farnell PLC	38,686	105,093
Reed Elsevier PLC	22,718	182,258
Royal Dutch Shell PLC Class B	77,383	2,700,513
RSA Insurance Group PLC	148,347	251,522
Sage Group PLC (The)	38,424	167,118
Segro PLC	43,636	148,722

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    41

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2012

Investments	Shares	Value
Severn Trent PLC	7,190	$186,411
SSE PLC	27,522	600,451
Standard Life PLC	71,155	260,482
TESCO PLC	215,481	1,047,880
TUI Travel PLC	38,839	103,254
Tullett Prebon PLC	9,927	44,219
Unilever PLC	27,856	936,730
United Utilities Group PLC	33,037	349,764
Vodafone Group PLC	1,500,306	4,218,031
WM Morrison Supermarkets PLC	44,445	185,498
WS Atkins PLC	1,997	21,612

Total United Kingdom		36,795,690

TOTAL COMMON STOCKS (Cost: $176,434,770)		162,034,753

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $61,018)	1,599	63,944

SHORT-TERM INVESTMENT - 2.4%

MONEY MARKET FUND - 2.4%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $3,881,484)	3,881,484	3,881,484

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

MONEY MARKET FUND - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(d) (Cost: $5,641,139)(e)	5,641,139	5,641,139

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $186,018,411)(f)		171,621,320
Liabilities in Excess of Foreign Currency and Other Assets - (5.2)%		(8,478,172)

NET ASSETS - 100.0%		$163,143,148

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(e)	At June 30, 2012, the total market value of the Fund’s securities on loan was $5,346,446 and the total market value of the collateral held by the Fund was $5,641,139.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

42    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 9.8%
AGL Energy Ltd.	5,270	$79,788
Alumina Ltd.	18,705	15,147
Amcor Ltd.	10,361	75,300
AMP Ltd.	45,504	179,579
Australia & New Zealand Banking Group Ltd.	38,113	860,662
BHP Billiton Ltd.	26,519	854,915
Boral Ltd.	17,084	51,660
Brambles Ltd.	12,791	80,766
Coca-Cola Amatil Ltd.	8,490	116,442
Cochlear Ltd.(a)	430	29,020
Commonwealth Bank of Australia	22,049	1,200,131
Crown Ltd.	9,008	78,394
Harvey Norman Holdings Ltd.(a)	17,138	34,256
Incitec Pivot Ltd.	23,463	68,545
Macquarie Group Ltd.	3,986	106,232
Metcash Ltd.	14,847	51,288
National Australia Bank Ltd.	40,059	966,611
Orica Ltd.(a)	4,582	115,964
Origin Energy Ltd.	12,128	151,668
QBE Insurance Group Ltd.	13,603	186,567
Sonic Healthcare Ltd.	5,030	65,481
Suncorp Group Ltd.	15,066	124,937
Tatts Group Ltd.	32,224	86,542
Telstra Corp., Ltd.	205,361	776,765
Toll Holdings Ltd.	10,226	41,719
Wesfarmers Ltd.	14,070	431,231
Westpac Banking Corp.	51,041	1,105,513
Woodside Petroleum Ltd.	6,775	215,425
Woolworths Ltd.	12,027	330,398

Total Australia		8,480,946

Austria - 0.2%
Oesterreichische Post AG	1,716	57,709
OMV AG	4,596	144,472

Total Austria		202,181

Belgium - 0.2%
Belgacom S.A.	6,162	175,596
Elia System Operator S.A./NV	787	32,444

Total Belgium		208,040

Brazil - 2.9%
Banco do Brasil S.A.	40,500	391,867
Banco Santander Brasil S.A.	29,300	223,548
BM&F Bovespa S.A.	15,900	80,743
Centrais Eletricas Brasileiras S.A.	16,300	115,076
Cia Energetica de Minas Gerais	5,250	82,712
Cia Siderurgica Nacional S.A.	16,800	94,718
CPFL Energia S.A.	10,300	129,614
EDP—Energias do Brasil S.A.	8,800	56,198
Natura Cosmeticos S.A.	3,500	81,498
Petroleo Brasileiro S.A.	51,300	480,354
Redecard S.A.	6,900	112,297
Tractebel Energia S.A.	4,900	90,185
Vale S.A.	26,800	532,827

Total Brazil		2,471,637

Canada - 5.3%
Bank of Montreal	4,367	241,000
Bank of Nova Scotia	6,868	355,307
BCE, Inc.	6,014	247,651
Bell Aliant, Inc.	3,700	92,659
Bonavista Energy Corp.(a)	2,051	32,029
Canadian Imperial Bank of Commerce	3,400	238,962
Canadian Oil Sands Ltd.	4,508	87,202
CI Financial Corp.	3,300	71,474
Crescent Point Energy Corp.(a)	3,300	123,007
Emera, Inc.	1,800	59,344
Encana Corp.	5,500	114,375
Enerplus Corp.(a)	2,656	34,078
First Capital Realty, Inc.(a)	3,200	57,600
Great-West Lifeco, Inc.	10,432	225,842
Husky Energy, Inc.	7,570	188,981
IGM Financial, Inc.	3,500	137,466
Manulife Financial Corp.	15,900	172,967
Pembina Pipeline Corp.	3,027	77,260
Penn West Petroleum Ltd.(a)	8,693	116,481
PetroBakken Energy Ltd. Class A(a)	2,141	25,811
Power Corp. of Canada	5,000	117,318
Power Financial Corp.	8,016	200,115
RioCan Real Estate Investment Trust Class Trust Unit(a)	4,300	116,837
Rogers Communications, Inc. Class B	4,100	148,444
Royal Bank of Canada(a)	9,888	505,918
Shaw Communications, Inc. Class B	4,000	75,492
Sun Life Financial, Inc.	7,104	154,351
Thomson Reuters Corp.	7,400	210,288
TransAlta Corp.	3,300	55,839
TransCanada Corp.(a)	4,862	203,503
Veresen, Inc. Class Common Subscription Recei(a)	5,124	60,767

Total Canada		4,548,368

Chile - 0.3%
Banco de Chile	884,095	124,562
ENTEL Chile S.A.	4,997	93,160

Total Chile		217,722

China - 2.9%
Bank of China Ltd. Class H	897,000	339,981
China CITIC Bank Corp., Ltd. Class H	203,000	103,373
China Construction Bank Corp. Class H	1,867,000	1,273,252
China Petroleum & Chemical Corp. Class H	148,000	131,270
Guangzhou R&F Properties Co., Ltd. Class H	38,400	50,396
Industrial & Commercial Bank of China, Ltd. Class H	758,000	419,219
PetroChina Co., Ltd. Class H	142,000	182,149
Zhejiang Expressway Co., Ltd. Class H	64,000	42,161

Total China		2,541,801

Czech Republic - 0.4%
CEZ AS	5,733	198,581
Telefonica Czech Republic AS	6,106	116,843

Total Czech Republic		315,424

Denmark - 0.1%
TDC A/S	16,993	118,349

Finland - 0.8%
Elisa Oyj	2,839	57,213
Fortum Oyj	7,624	144,838
Metso Oyj	2,163	74,416
Nokia Oyj(a)	61,482	126,399
Sampo Oyj Class A(a)	6,101	158,101
Stora Enso Oyj Class R	10,565	64,892
UPM-Kymmene Oyj	7,541	85,172

Total Finland		711,031

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    43

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2012

Investments	Shares	Value
France - 7.4%
AXA S.A.	27,472	$365,368
BNP Paribas S.A.	8,599	331,033
Bouygues S.A.	3,801	102,262
Carrefour S.A.(a)	8,932	164,870
Casino Guichard Perrachon S.A.	910	80,042
Cie Generale des Etablissements Michelin Class B	1,692	110,540
CNP Assurances(a)	10,339	126,352
Compagnie de Saint-Gobain	4,793	177,002
EDF S.A.	22,773	507,196
Euler Hermes S.A.	779	50,418
France Telecom S.A.	59,016	777,028
GDF Suez	32,648	777,056
Klepierre	2,122	69,747
Natixis	32,247	86,675
Sanofi	9,507	720,755
Schneider Electric S.A.	3,816	211,771
Suez Environnement Co.	7,404	79,537
Total S.A.(a)	23,894	1,076,455
Veolia Environnement S.A.	5,745	72,790
Vinci S.A.	5,615	262,119
Vivendi S.A.	14,337	266,184

Total France		6,415,200

Germany - 5.1%
Allianz SE	4,007	402,281
Axel Springer AG	1,457	62,635
BASF SE	6,335	439,757
Bayerische Motoren Werke AG	3,905	282,125
Bilfinger Berger SE	783	63,793
Daimler AG	10,876	487,838
Deutsche Boerse AG	2,577	139,088
Deutsche Post AG	9,721	171,970
Deutsche Telekom AG	58,114	638,229
E.ON AG	26,033	561,632
Metro AG	3,414	99,670
Muenchener Rueckversicherungs AG	1,772	249,949
RWE AG	6,146	250,951
Siemens AG	6,650	558,168

Total Germany		4,408,086

Hong Kong - 3.8%
BOC Hong Kong Holdings Ltd.	84,500	257,089
Cathay Pacific Airways Ltd.	42,000	67,466
China Merchants Holdings International Co., Ltd.	28,000	84,648
China Mobile Ltd.	132,000	1,442,209
CLP Holdings Ltd.	19,000	161,051
CNOOC Ltd.	265,000	526,116
Hang Seng Bank Ltd.	16,000	218,645
Hong Kong Exchanges and Clearing Ltd.	8,300	117,702
Hopewell Holdings Ltd.	20,000	56,982
Power Assets Holdings Ltd.	13,000	97,372
Shanghai Industrial Holdings Ltd.	8,000	21,040
Sun Hung Kai Properties Ltd.	19,000	223,267

Total Hong Kong		3,273,587

Indonesia - 0.4%
Astra Agro Lestari Tbk PT	14,000	29,885
Indo Tambangraya Megah Tbk PT	32,000	122,481
Perusahaan Gas Negara Persero Tbk PT	171,000	64,176
Telekomunikasi Indonesia Persero Tbk PT	136,000	118,009

Total Indonesia		334,551

Ireland - 0.2%
CRH PLC	7,573	145,215

Israel - 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	54,634	56,911
Israel Chemicals Ltd.	17,244	185,365

Total Israel		242,276

Italy - 2.5%
Atlantia SpA	9,097	116,023
Enel SpA	164,010	529,084
ENI SpA	40,588	864,308
Intesa Sanpaolo SpA	131,193	186,136
Mediolanum SpA(a)	8,176	28,782
Snam SpA	42,426	189,519
Telecom Italia SpA	132,024	130,769
Terna Rete Elettrica Nazionale SpA(a)	33,084	119,406

Total Italy		2,164,027

Japan - 4.9%
Astellas Pharma, Inc.	3,500	151,993
Canon, Inc.	8,400	333,200
Chubu Electric Power Co., Inc.	7,200	116,766
Dai Nippon Printing Co., Ltd.	12,000	93,395
Daiichi Sankyo Co., Ltd.	7,200	120,827
Eisai Co., Ltd.	3,000	131,219
Hokkaido Electric Power Co., Inc.	2,600	33,531
ITOCHU Corp.	16,600	173,094
JX Holdings, Inc.	22,000	112,495
Kansai Electric Power Co., Inc. (The)	10,900	130,461
Kyushu Electric Power Co., Inc.	4,700	55,665
Mitsubishi Corp.	13,400	268,034
Mitsui & Co., Ltd.	11,600	170,678
Mizuho Financial Group, Inc.	183,100	307,500
Nippon Telegraph & Telephone Corp.	9,500	440,531
NKSJ Holdings, Inc.	5,372	113,378
NTT DoCoMo, Inc.	311	517,229
Resona Holdings, Inc.	16,600	68,031
Ricoh Co., Ltd.	5,000	41,735
Sankyo Co., Ltd.	500	24,314
Sumitomo Corp.	12,500	173,581
Sumitomo Mitsui Financial Group, Inc.	10,300	337,180
Takeda Pharmaceutical Co., Ltd.	7,000	317,145
Toppan Printing Co., Ltd.	5,000	33,212

Total Japan		4,265,194

Malaysia - 0.8%
British American Tobacco Malaysia Bhd	6,000	105,810
DiGi.Com Bhd	82,200	110,014
Malayan Banking Bhd	101,400	277,808
Maxis Bhd	78,600	158,166

Total Malaysia		651,798

Mexico - 0.5%
Grupo Mexico S.A.B de CV Series B	70,700	208,479
Grupo Modelo S.A. de CV Series C	20,400	179,234

Total Mexico		387,713

Netherlands - 0.8%
Delta Lloyd N.V.	3,754	52,118
Koninklijke Boskalis Westminster N.V.	668	22,016
Koninklijke KPN N.V.(a)	24,860	238,381
Koninklijke Philips Electronics N.V.	8,845	174,769
Randstad Holding N.V.	2,269	66,732
Reed Elsevier N.V.	5,774	66,035

See Notes to Schedule of Investments.

44    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2012

Investments	Shares	Value
STMicroelectronics N.V.	14,782	$80,927

Total Netherlands		700,978

New Zealand - 0.1%
Auckland International Airport Ltd.	17,052	33,442
Fletcher Building Ltd.	3,514	16,579
Telecom Corp. of New Zealand Ltd.	38,325	73,621

Total New Zealand		123,642

Norway - 1.2%
Gjensidige Forsikring ASA(a)	5,339	62,107
Orkla ASA	12,436	90,083
Statoil ASA	27,358	650,762
Telenor ASA	12,658	210,596

Total Norway		1,013,548

Philippines - 0.2%
Philippine Long Distance Telephone Co.	2,200	138,365

Poland - 0.7%
Bank Handlowy w Warszawie S.A.	2,355	57,018
Bank Pekao S.A.	1,796	81,531
KGHM Polska Miedz S.A.	3,824	166,146
Powszechna Kasa Oszczednosci Bank Polski S.A.	9,751	101,095
Powszechny Zaklad Ubezpieczen S.A.	917	91,774
Telekomunikacja Polska S.A.	21,526	100,429

Total Poland		597,993

Portugal - 0.3%
EDP-Energias de Portugal S.A.	46,288	109,495
Portugal Telecom, SGPS, S.A.(a)	34,382	150,750

Total Portugal		260,245

Russia - 2.4%
Gazprom Neft JSC ADR(a)	8,415	193,124
Gazprom OAO ADR	106,009	999,665
Lukoil OAO ADR	5,562	310,081
MMC Norilsk Nickel OJSC ADR	11,813	195,151
Mobile Telesystems OJSC ADR*	11,400	196,080
Novolipetsk Steel GDR	5,084	82,818
Tatneft ADR	2,425	81,359

Total Russia		2,058,278

Singapore - 2.0%
DBS Group Holdings Ltd.	14,000	153,284
Hutchison Port Holdings Trust Class U	115,000	81,650
Jardine Cycle & Carriage Ltd.	3,000	109,670
Keppel Corp., Ltd.	15,800	128,216
Keppel Land Ltd.	27,000	68,630
SembCorp Marine Ltd.(a)	29,000	109,425
SIA Engineering Co., Ltd.	19,000	59,844
Singapore Airlines Ltd.	25,000	204,649
Singapore Press Holdings Ltd.	33,000	101,594
Singapore Technologies Engineering Ltd.	37,000	90,835
Singapore Telecommunications Ltd.	196,000	510,578
StarHub Ltd.	36,000	97,190

Total Singapore		1,715,565

South Africa - 1.5%
ABSA Group Ltd.	4,489	77,502
African Bank Investments Ltd.	12,268	54,466
Kumba Iron Ore Ltd.(a)	4,172	279,840
MMI Holdings Ltd.	29,510	64,948
MTN Group Ltd.	16,725	288,181
Sanlam Ltd.	21,207	92,700
Sasol	5,020	210,167
Standard Bank Group Ltd.	8,549	115,548
Vodacom Group Ltd.	12,808	145,487

Total South Africa		1,328,839

South Korea - 0.3%
KT Corp.	4,230	112,088
SK Telecom Co., Ltd.	847	92,439
S-Oil Corp.	1,244	98,621

Total South Korea		303,148

Spain - 3.1%
Abertis Infraestructuras, S.A.	8,290	111,990
Acciona S.A.(a)	1,251	74,775
Acerinox S.A.	1,709	19,125
ACS Actividades de Construccion y Servicios, S.A.(a)	8,942	191,665
Banco Bilbao Vizcaya Argentaria S.A.(a)	40,723	290,904
CaixaBank(a)	40,230	130,749
Caixabank Bonus Shares*	914	2,971
Endesa S.A.(a)	7,519	132,013
Gas Natural SDG S.A.	6,893	88,394
Mapfre S.A.(a)	44,696	90,925
Repsol YPF S.A.	17,825	285,927
Telefonica S.A.	94,572	1,244,572
Zardoya Otis S.A.	4,839	53,917

Total Spain		2,717,927

Sweden - 2.3%
Boliden AB	2,455	34,145
Electrolux AB Series B	4,228	83,918
Hakon Invest AB	2,110	31,119
Hennes & Mauritz AB Class B	11,706	419,573
Nordea Bank AB	27,348	235,349
Ratos AB Class B	6,797	64,500
Securitas AB Class B	3,867	30,029
Skandinaviska Enskilda Banken AB Class A	16,860	109,332
Skanska AB Class B	7,004	107,256
Svenska Handelsbanken AB Class A	4,504	147,928
Swedbank AB Class A	8,354	131,439
Tele2 AB Class B	8,066	124,804
Telefonaktiebolaget LM Ericsson Class B	20,952	191,386
TeliaSonera AB	43,556	278,409

Total Sweden		1,989,187

Switzerland - 2.7%
Kuehne + Nagel International AG	892	94,430
Novartis AG	19,866	1,110,313
Roche Holding AG - Genusschein	4,647	803,222
SGS S.A.	47	88,141
Swisscom AG	529	213,053

Total Switzerland		2,309,159

Taiwan - 2.8%
China Development Financial Holding Corp.	250,631	59,041
China Steel Corp.	190,000	178,016
Chunghwa Telecom Co., Ltd.	73,800	232,130
Compal Electronics, Inc.	87,335	79,927
Delta Electronics, Inc.	28,000	85,166
Formosa Chemicals & Fibre Corp.	98,000	257,092
Formosa Petrochemical Corp.	83,000	224,685
Formosa Plastics Corp.	96,000	256,343
HTC Corp.	15,000	195,499
MediaTek, Inc.	15,000	137,025
Mega Financial Holding Co., Ltd.	69,040	50,478
Nan Ya Plastics Corp.	126,000	225,143
Quanta Computer, Inc.	30,000	79,705
Taiwan Cement Corp.	56,000	66,241
Taiwan Mobile Co., Ltd.*	26,800	88,332

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    45

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2012

Investments	Shares	Value
United Microelectronics Corp.	251,000	$108,345
Wistron Corp.	50,799	62,043

Total Taiwan		2,385,211

Thailand - 0.7%
Advanced Info Service PCL	25,300	146,973
PTT Global Chemical PCL	48,900	85,452
PTT PCL	23,800	242,047
Shin Corp. PCL NVDR	57,300	109,602

Total Thailand		584,074

Turkey - 0.5%
Arcelik A.S.	5,108	25,812
Ford Otomotiv Sanayi A.S.	7,193	65,221
Tupras Turkiye Petrol Rafinerileri A.S.	5,030	107,625
Turk Telekomunikasyon A.S.	50,313	205,291

Total Turkey		403,949

United Kingdom - 14.9%
Admiral Group PLC	2,743	51,283
AstraZeneca PLC	13,986	625,844
Aviva PLC	54,271	232,041
BAE Systems PLC	36,629	165,803
Balfour Beatty PLC	7,087	33,124
Barclays PLC	76,348	195,010
BHP Billiton PLC	17,002	481,602
BP PLC	154,791	1,024,419
British American Tobacco PLC	13,592	691,035
British Land Co. PLC	10,597	84,850
British Sky Broadcasting Group PLC	11,668	127,464
BT Group PLC	59,315	196,671
Centrica PLC	45,697	227,922
Drax Group PLC	3,820	33,582
Eurasian Natural Resources Corp.	16,206	105,588
Fresnillo PLC	7,472	170,752
GlaxoSmithKline PLC	42,003	953,278
HSBC Holdings PLC	154,086	1,356,045
IG Group Holdings PLC	9,363	70,343
Imperial Tobacco Group PLC	6,715	258,564
Inmarsat PLC	7,518	57,956
J. Sainsbury PLC	17,384	82,180
Legal & General Group PLC	74,028	147,807
Man Group PLC	37,407	44,678
Marks & Spencer Group PLC	13,101	66,782
National Grid PLC	30,569	323,875
Old Mutual PLC	38,164	90,625
Pearson PLC	6,456	128,194
Prudential PLC	17,429	201,743
Reckitt Benckiser Group PLC	4,417	233,122
Reed Elsevier PLC	10,598	85,024
Rexam PLC	13,567	89,585
Rio Tinto PLC	9,429	446,477
Royal Dutch Shell PLC Class B	23,905	834,237
RSA Insurance Group PLC	70,575	119,660
Segro PLC	17,741	60,466
Severn Trent PLC	2,985	77,391
SSE PLC	7,994	174,406
Standard Chartered PLC	15,947	346,292
Standard Life PLC	32,200	117,877
TESCO PLC	67,918	330,284
TUI Travel PLC	11,482	30,525
Unilever PLC	8,884	298,747
United Utilities Group PLC	9,314	98,608
Vodafone Group PLC	440,316	1,237,925
WM Morrison Supermarkets PLC	19,971	83,352

Total United Kingdom		12,893,038

United States - 14.1%
Altria Group, Inc.	15,826	546,788
Ameren Corp.	2,452	82,240
American Electric Power Co., Inc.	3,488	139,171
Ares Capital Corp.	5,860	93,526
AT&T, Inc.	46,379	1,653,875
Bristol-Myers Squibb Co.	9,758	350,800
CenturyLink, Inc.	7,720	304,863
Cincinnati Financial Corp.	1,984	75,531
ConocoPhillips	10,850	606,298
Consolidated Edison, Inc.	1,512	94,031
Diamond Offshore Drilling, Inc.(a)	1,488	87,985
Dominion Resources, Inc.	3,482	188,028
DTE Energy Co.	1,450	86,029
Duke Energy Corp.*	8,278	190,891
Eli Lilly & Co.	7,784	334,011
Entergy Corp.	1,472	99,934
Exelon Corp.	6,067	228,241
FirstEnergy Corp.	3,328	163,704
Frontier Communications Corp.(a)	35,967	137,754
HCP, Inc.	3,020	133,333
Health Care REIT, Inc.	1,604	93,513
Hospitality Properties Trust	3,316	82,137
Hudson City Bancorp, Inc.	5,148	32,793
Integrys Energy Group, Inc.	1,526	86,784
Kimco Realty Corp.	4,928	93,780
Leggett & Platt, Inc.	2,944	62,207
Liberty Property Trust	2,390	88,048
Lockheed Martin Corp.	2,129	185,393
Lorillard, Inc.	1,056	139,339
Macerich Co. (The)	1,700	100,385
Mack-Cali Realty Corp.	2,500	72,675
Merck & Co., Inc.	23,844	995,487
New York Community Bancorp, Inc.	8,581	107,520
Nucor Corp.	1,852	70,191
NYSE Euronext	2,202	56,327
Old Republic International Corp.	6,080	50,403
Paychex, Inc.	4,453	139,869
Pfizer, Inc.	45,329	1,042,567
PG&E Corp.	2,831	128,159
Pinnacle West Capital Corp.	1,267	65,555
Pitney Bowes, Inc.(a)	6,148	92,036
Plum Creek Timber Co., Inc.	2,390	94,883
PPL Corp.	3,678	102,285
Progress Energy, Inc.	1,989	119,678
Public Service Enterprise Group, Inc.	3,678	119,535
Reynolds American, Inc.	5,832	261,682
SCANA Corp.	2,038	97,498
Senior Housing Properties Trust	4,175	93,186
Southern Co. (The)	5,083	235,343
Southern Copper Corp.	9,228	290,774
Spectra Energy Corp.	5,135	149,223
Sysco Corp.	4,046	120,611
Verizon Communications, Inc.	20,570	914,131
Waste Management, Inc.	3,308	110,487
Windstream Corp.	10,982	106,086

Total United States		12,197,603

TOTAL COMMON STOCKS (Cost: $87,690,292)		85,823,895

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree DEFA Equity Income Fund(b)	385	13,856

See Notes to Schedule of Investments.

46    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2012

Investments	Shares	Value
WisdomTree Equity Income Fund(b)	99	$4,549

TOTAL EXCHANGE-TRADED FUNDS (Cost: $17,119)		18,405

SHORT-TERM INVESTMENT - 1.9%

MONEY MARKET FUND - 1.9%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,609,519)	1,609,519	1,609,519

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

MONEY MARKET FUND - 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $4,260,542)(d)	4,260,542	4,260,542

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $93,577,472)(e)		91,712,361

Liabilities in Excess of Foreign Currency and Other Assets - (6.3)%		(5,400,869)

NET ASSETS - 100.0%		$86,311,492

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
PCL	-	Public Company Limite

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $4,030,369 and the total market value of the collateral held by the Fund was $4,260,542.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    47

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 1.4%
Austriamicrosystems AG	383	$25,695
CAT Oil AG	5,786	36,670
POLYTEC Holding AG	4,486	34,272
RHI AG(a)	5,220	121,525
Wienerberger AG	6,430	60,555
Zumtobel AG(a)	6,580	68,164

Total Austria		346,881

Belgium - 2.8%
Arseus N.V.	3,481	61,404
Barco N.V.	1,027	51,937
EVS Broadcast Equipment S.A.(a)	2,553	120,427
Exmar N.V.	23,462	172,394
Melexis N.V.	6,183	96,120
Recticel S.A.	5,285	33,132
Tessenderlo Chemie N.V.	6,090	155,343

Total Belgium		690,757

Denmark - 0.6%
D/S Norden	3,293	87,353
East Asiatic Co., Ltd. A/S	1,752	42,767
NKT Holding A/S	999	32,401

Total Denmark		162,521

Finland - 5.3%
Alma Media Oyj(a)	17,003	111,125
Citycon Oyj	16,978	48,047
F-Secure Oyj	21,057	38,480
HKScan Oyj Class A	8,095	38,935
Lassila & Tikanoja Oyj*	7,046	83,695
Oriola-KD Oyj Class B	9,612	23,664
PKC Group Oyj	3,039	46,781
Poyry Oyj	6,329	33,332
Raisio PLC Class V	19,406	62,060
Ramirent Oyj	14,498	118,488
Rautaruukki Oyj	36,302	228,502
Stockmann Oyj Abp Class B	4,306	87,105
Tieto Oyj(a)	12,045	192,294
Tikkurila Oyj	7,152	122,076
Uponor Oyj	9,503	85,202

Total Finland		1,319,786

France - 6.6%
Affine S.A.	3,672	50,048
Akka Technologies	1,275	35,435
Alten Ltd.	4,647	129,003
April	5,839	82,992
Assystem	2,176	35,788
Beneteau S.A.	4,553	43,913
Derichebourg S.A.	23,844	57,402
Faiveley Transport	1,416	75,563
GL Events S.A.	3,071	57,952
Groupe Steria SCA	1,861	28,789
LaCie S.A.	8,743	44,159
Medica S.A.	1,788	28,545
Mersen	2,227	55,774
Nexans S.A.	2,926	113,328
Nexity S.A.	15,513	370,111
Plastic Omnium S.A.	5,473	136,965
Saft Groupe S.A.	2,896	69,461
Sechilienne-Sidec	5,622	79,337
Societe d’Edition de Canal +	24,746	133,467
Trigano S.A.	1,928	22,701

Total France		1,650,733

Germany - 11.2%
Asian Bamboo AG	2,215	21,293
Balda AG	45,272	275,197
Bauer AG	1,406	33,500
BayWa AG	2,249	82,312
Bechtle AG	1,455	53,695
Bertrandt AG	818	61,268
Comdirect Bank AG	31,060	280,647
CompuGroup Medical AG	3,318	44,844
Delticom AG(a)	1,691	111,376
Drillisch AG	13,159	125,997
Duerr AG	1,377	84,928
Elmos Semiconductor AG	2,095	17,255
Euromicron AG	1,301	30,734
Gildemeister AG	3,359	52,879
Grammer AG	1,008	17,621
H&R AG	3,748	67,303
Hamborner REIT AG	5,259	46,317
Indus Holding AG(a)	2,414	66,401
Kontron AG	6,972	43,000
LPKF Laser & Electronics AG	1,240	19,261
MLP AG	32,158	205,438
NORMA Group	2,985	65,686
Pfeiffer Vacuum Technology AG	1,087	110,853
Prime Office REIT-AG	12,250	50,524
QSC AG	16,509	45,756
Sixt AG	4,264	71,428
SMA Solar Technology AG(a)	5,419	185,610
Solarworld AG(a)	20,201	35,455
Takkt AG	14,424	179,936
Vossloh AG	1,423	119,909
Wincor Nixdorf AG	5,806	206,160

Total Germany		2,812,583

Ireland - 1.5%
FBD Holdings PLC	5,689	58,118
Grafton Group PLC	17,463	62,052
Greencore Group PLC	45,413	53,777
IFG Group PLC	18,516	32,192
Irish Continental Group PLC	4,443	85,704
United Drug PLC	28,919	75,968

Total Ireland		367,811

Italy - 13.8%
ACEA SpA	43,156	256,967
Amplifon SpA	6,289	29,418
Ansaldo STS SpA	12,826	91,232
Astaldi SpA	10,910	69,296
Autostrada Torino-Milano SpA	23,350	145,198
Banca Generali SpA	21,875	251,232
Banca Piccolo Credito Valtellinese SCRL	43,382	64,248
Beni Stabili SpA	344,813	149,654
Brembo SpA	6,941	69,014
Cairo Communications SpA	26,863	90,340
CIR-Compagnie Industriali Riunite SpA	70,801	69,858
Cofide SpA	49,597	23,471
Credito Artigiano SpA(a)	107,599	110,604
Credito Emiliano SpA	38,293	139,956
Danieli & C Officine Meccaniche SpA	2,295	47,852
Danieli & C Officine Meccaniche SpA RSP	4,256	48,637
ERG SpA	39,302	248,184
Esprinet SpA	6,368	25,828
Falck Renewables SpA	28,220	30,118
Geox SpA(a)	66,515	146,875
Gruppo Editoriale L’Espresso SpA(a)	112,319	86,307
Immobiliare Grande Distribuzione	117,487	96,093

See Notes to Schedule of Investments.

48    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2012

Investments	Shares	Value
IMMSI SpA	63,715	$33,135
Indesit Co. SpA	22,275	93,172
Industria Macchine Automatiche SpA	7,879	133,685
Interpump Group SpA	5,276	40,173
Intesa Sanpaolo SpA RSP	162,628	184,816
Iren SpA	129,878	51,276
Italcementi SpA	14,824	72,578
Italcementi SpA RSP	30,593	71,359
Landi Renzo SpA*	11,403	19,536
MARR SpA	13,353	124,889
Piaggio & C. SpA	40,565	101,465
Sogefi SpA	21,189	52,032
Trevi Finanziaria Industriale SpA	6,534	36,269
Vittoria Assicurazioni SpA	9,537	53,253
Zignago Vetro SpA	14,221	85,724

Total Italy		3,443,744

Netherlands - 5.5%
Accell Group N.V.	3,089	58,214
BE Semiconductor Industries N.V.	4,315	31,591
Beter Bed Holding N.V.	4,330	84,238
BinckBank N.V.	16,635	135,108
Brunel International N.V.	1,629	64,499
CSM	10,117	186,422
Heijmans N.V. CVA	2,599	20,185
Koninklijke BAM Groep N.V.	44,489	124,830
Koninklijke Ten Cate N.V.	3,170	84,541
Koninklijke Wessanen N.V.(a)	6,072	17,800
Mediq N.V.	7,509	92,444
Nieuwe Steen Investments N.V.	20,741	176,985
Sligro Food Group N.V.	5,605	145,817
TKH Group N.V.	4,449	95,531
Unit 4 N.V.	752	19,177
USG People N.V.	6,207	44,505

Total Netherlands		1,381,887

Norway - 5.9%
Atea ASA	25,056	220,235
Austevoll Seafood ASA	27,754	116,722
Cermaq ASA*	16,982	223,543
Copeinca ASA	17,843	125,768
Kvaerner ASA	68,300	152,813
Nordic Semiconductor ASA*	10,839	32,821
Pronova BioPharma ASA	42,275	71,117
SpareBank 1 SMN	25,980	140,292
SpareBank 1 SR Bank ASA	28,724	155,110
Tomra Systems ASA	9,970	84,698
Veidekke ASA	23,536	167,479

Total Norway		1,490,598

Portugal - 3.6%
Altri SGPS S.A.	19,731	26,167
Mota-Engil, SGPS, S.A.	72,563	94,480
REN - Redes Energeticas Nacionais S.A.	69,678	184,543
Sonae	520,274	272,025
Sonaecom - SGPS S.A.	61,921	102,705
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	71,827	213,022

Total Portugal		892,942

Spain - 5.9%
Abengoa S.A.	9,694	128,189
Almirall S.A.*	22,142	159,042
Antena 3 de Television S.A.	86,313	370,230
Banca Civica S.A.	116,946	233,004
Caja de Ahorros del Mediterraneo*(a)	7,768	13,210
Cie Automotive S.A.	11,932	81,920
Duro Felguera S.A.	45,036	248,044
Faes Farma S.A.	13,090	20,267
Grupo Empresarial Ence S.A.	27,456	52,961
Melia Hotels International S.A.	7,384	43,011
Papeles y Cartones de Europa S.A.(a)	17,122	42,371
Pescanova S.A.	1,949	53,301
Tubos Reunidos S.A.	18,204	36,732

Total Spain		1,482,282

Sweden - 10.0%
AarhusKarlshamn AB	2,066	70,788
Acando AB	11,575	22,974
AF AB Class B	3,368	65,263
B&B Tools AB Class B	3,844	30,769
Bilia AB Class A	7,068	94,975
Billerud AB	17,370	160,428
BioGaia AB Class B	1,584	36,832
Byggmax Group AB	7,921	39,017
Clas Ohlson AB Class B	6,957	97,011
Concentric AB	4,403	32,852
Duni AB	7,577	62,022
Fabege AB	27,219	213,339
Gunnebo AB	6,739	27,825
Haldex AB	7,633	34,171
Hexpol AB	1,870	63,531
Hoganas AB Class B	4,681	148,519
Husqvarna AB Class A	13,244	62,359
Industrial & Financial Systems Class B	1,899	29,782
Intrum Justitia AB	9,742	141,845
KNOW IT AB	2,940	23,853
Kungsleden AB	28,790	145,985
Lagercrantz Group AB Class B	2,554	21,831
Lindab International AB	6,015	37,167
Loomis AB Class B	8,350	103,129
Mekonomen AB	3,555	108,931
New Wave Group AB Class B	7,150	26,208
Nolato AB Class B	5,571	53,673
Nordnet AB Class B	21,569	62,497
Proffice AB Class B	9,863	32,579
Skandinaviska Enskilda Banken AB Class C	5,604	35,228
SSAB AB Class B	11,897	85,491
Svenska Handelsbanken AB Class B	2,352	74,761
Sweco AB Class B	9,348	98,526
TradeDoubler AB	11,265	27,581
Transmode Holding AB	1,560	18,081
Wihlborgs Fastigheter AB	9,040	121,474

Total Sweden		2,511,297

Switzerland - 0.4%
Highlight Communications AG*	5,065	21,379
Mobilezone Holding AG	7,411	73,757

Total Switzerland		95,136

United Kingdom - 24.9%
A.G.BARR PLC	4,726	29,591
Abcam PLC	4,195	27,454
APR Energy PLC	2,833	30,215
Avocet Mining PLC	18,744	26,474
Berendsen PLC	15,471	121,327
Betfair Group PLC	2,968	34,821
Bodycote PLC	11,954	62,472
Brammer PLC	5,806	23,745
Brewin Dolphin Holdings PLC	35,029	75,544
Britvic PLC	28,408	146,992
Cable & Wireless Communications PLC	939,432	436,142
Carphone Warehouse Group PLC	45,827	103,503

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    49

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2012

Investments	Shares	Value
Chemring Group PLC	18,647	$80,253
Chesnara PLC	26,485	72,696
Chime Communications PLC	6,277	15,408
Cineworld Group PLC	14,891	48,113
Clarkson PLC	751	15,254
Computacenter PLC	13,236	62,425
Consort Medical PLC	2,007	22,161
Costain Group PLC	7,713	25,858
Cranswick PLC	3,046	38,937
CSR PLC	8,761	30,286
Dairy Crest Group PLC	15,591	80,722
Dechra Pharmaceuticals PLC	3,122	23,798
Development Securities PLC	11,855	26,264
Devro PLC	9,206	43,751
Dignity PLC	1,239	15,682
Diploma PLC	6,844	47,822
Domino Printing Sciences PLC	7,627	64,598
Domino’s Pizza UK & IRL PLC	7,596	61,297
E2V Technologies PLC	10,713	24,196
F&C Asset Management PLC	61,283	79,779
Fenner PLC	9,304	52,724
Fiberweb PLC	16,895	17,224
Fidessa Group PLC	4,351	105,777
Fortune Oil PLC	202,640	30,353
Galliford Try PLC	5,478	54,301
Game Group PLC†	199,381	—
Genus PLC	542	10,550
Go-Ahead Group PLC	5,216	98,500
Greggs PLC	9,041	71,469
Halfords Group PLC	37,402	134,456
Hargreaves Services PLC	3,440	41,329
Headlam Group PLC	8,230	35,692
Helical Bar PLC	7,993	23,130
Hill & Smith Holdings PLC	8,734	43,905
Hogg Robinson Group PLC	16,868	16,734
Homeserve PLC	49,365	120,785
Huntsworth PLC	43,931	30,920
Interserve PLC	17,516	85,716
ITE Group PLC	16,953	51,425
James Fisher & Sons PLC	6,425	61,119
James Halstead PLC	5,960	50,946
JD Sports Fashion PLC	3,778	42,368
JD Wetherspoon PLC	8,562	57,235
John Menzies PLC	4,799	45,162
Kcom Group PLC	45,710	51,261
Keller Group PLC	7,802	44,237
Kesa Electricals PLC	126,601	98,291
Kier Group PLC	4,288	84,607
Laird PLC	23,058	67,665
Lookers PLC	28,384	28,047
Low & Bonar PLC	18,145	16,222
LSL Property Services PLC	10,022	36,665
Marshalls PLC	31,442	44,137
Marston’s PLC	69,596	113,415
May Gurney Integrated Services PLC	5,474	20,005
Mears Group PLC	5,803	24,029
Mecom Group PLC	36,736	39,757
Melrose Resources PLC	16,830	32,468
Micro Focus International PLC	13,869	115,399
Moneysupermarket.com Group PLC	72,455	142,280
Morgan Crucible Co. PLC	18,635	81,400
Morgan Sindall Group PLC	5,776	53,903
N. Brown Group PLC	32,207	123,459
NCC Group PLC	1,677	21,003
New World Resources PLC Class A	34,180	173,427
Novae Group PLC	8,269	47,339
Oxford Instruments PLC	997	19,187
Pace PLC	15,493	25,272
Petropavlovsk PLC	12,084	86,351
Premier Farnell PLC	49,545	134,592
Promethean World PLC	25,282	8,724
Psion PLC	20,686	28,389
Rank Group PLC	13,896	25,500
Restaurant Group PLC	13,029	60,489
RPC Group PLC	9,580	58,300
RPS Group PLC	12,132	39,674
RWS Holdings PLC	2,617	20,687
Savills PLC	10,904	59,858
SDL PLC	1,007	10,140
Senior PLC	16,719	49,194
Shanks Group PLC	36,214	43,367
SIG PLC	30,091	45,686
Smiths News PLC	31,969	48,638
Sportingbet PLC	76,768	36,724
ST Modwen Properties PLC	9,066	23,960
Sthree PLC	22,060	92,036
Synergy Health PLC	1,792	25,338
Telecom Plus PLC	4,492	60,027
TT electronics PLC	9,331	22,246
Tullett Prebon PLC	30,844	137,391
Umeco PLC	2,938	25,229
Vitec Group PLC (The)	2,537	26,760
WH Smith PLC	13,982	119,409
WS Atkins PLC	8,735	94,533
WSP Group PLC	4,537	30,813
Yule Catto & Co. PLC	10,626	24,166

Total United Kingdom		6,221,096

TOTAL COMMON STOCKS (Cost: $26,942,854)		24,870,054

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(b) (Cost: $14,464)	354	15,491

SHORT-TERM INVESTMENT - 2.9%

MONEY MARKET FUND - 2.9%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $731,898)	731,898	731,898

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

MONEY MARKET FUND - 3.2%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $807,470)(d)	807,470	807,470

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $28,496,686)(e)		26,424,913
Liabilities in Excess of Foreign Currency and Other Assets - (5.6)%		(1,411,817)

NET ASSETS - 100.0%		$25,013,096

GO	-	General Obligation
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

50    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2012

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $764,400 and the total market value of the collateral held by the Fund was $807,470.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    51

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Advertising - 0.1%
Hakuhodo DY Holdings, Inc.	3,930	$259,078
Moshi Moshi Hotline, Inc.	41,750	428,540

Total Advertising		687,618

Agriculture - 1.7%
Hokuto Corp.	7,400	147,740
Japan Tobacco, Inc.	343,400	10,161,266
Sakata Seed Corp.	23,300	314,502

Total Agriculture		10,623,508

Airlines - 0.1%
All Nippon Airways Co., Ltd.(a)	184,000	521,168

Apparel - 0.3%
Asics Corp.	11,692	147,560
Atsugi Co., Ltd.	243,000	298,459
Descente Ltd.	45,290	270,752
Gunze Ltd.	55,000	150,270
Onward Holdings Co., Ltd.	53,182	401,248
Sanyo Shokai Ltd.(a)	61,000	195,714
Wacoal Holdings Corp.	25,000	295,776

Total Apparel		1,759,779

Auto Manufacturers - 5.3%
Daihatsu Motor Co., Ltd.	81,000	1,408,034
Fuji Heavy Industries Ltd.	109,000	870,197
Hino Motors Ltd.	48,000	344,103
Honda Motor Co., Ltd.	332,477	11,454,810
Isuzu Motors Ltd.	189,191	1,002,980
Nissan Motor Co., Ltd.	938,200	8,795,258
Nissan Shatai Co., Ltd.	21,000	222,659
Shinmaywa Industries Ltd.	37,000	182,241
Suzuki Motor Corp.	40,636	825,554
Toyota Motor Corp.	217,717	8,704,314

Total Auto Manufacturers		33,810,150

Auto Parts & Equipment - 2.9%
Aisin Seiki Co., Ltd.	48,108	1,586,316
Akebono Brake Industry Co., Ltd.(a)	60,000	285,750
Bridgestone Corp.	79,168	1,800,851
Calsonic Kansei Corp.	25,000	134,729
Denso Corp.	113,014	3,814,346
Exedy Corp.	16,000	344,705
FCC Co., Ltd.	5,700	95,012
JTEKT Corp.	56,978	582,705
Keihin Corp.	7,800	114,375
Koito Manufacturing Co., Ltd.	20,501	284,686
KYB Co., Ltd.(a)	76,000	338,138
Musashi Seimitsu Industry Co., Ltd.	5,500	104,568
NGK Insulators Ltd.	56,012	612,840
NGK Spark Plug Co., Ltd.	29,000	380,173
NHK Spring Co., Ltd.	31,000	331,019
Nifco, Inc.	7,300	175,478
Nippon Seiki Co., Ltd.	11,000	112,220
Nissin Kogyo Co., Ltd.	22,300	304,078
NOK Corp.	28,100	592,357
Riken Corp.	59,000	236,621
Sanden Corp.(a)	94,000	328,688
Stanley Electric Co., Ltd.	40,426	621,159
Sumitomo Electric Industries Ltd.	124,400	1,532,588
Sumitomo Rubber Industries Ltd.	55,396	715,101
Takata Corp.	7,800	168,141
Tokai Rika Co., Ltd.	24,714	405,137
Topre Corp.	28,800	276,125
Toyo Tire & Rubber Co., Ltd.	58,000	194,811
Toyoda Gosei Co., Ltd.	25,440	579,646
Toyota Boshoku Corp.	30,800	370,959
TS Tech Co., Ltd.	23,400	424,362
Unipres Corp.	5,600	144,790
Yokohama Rubber Co., Ltd. (The)	70,917	530,611

Total Auto Parts & Equipment		18,523,085

Banks - 12.6%
77 Bank Ltd. (The)	71,000	290,976
Akita Bank Ltd. (The)	67,000	187,254
Aomori Bank Ltd. (The)	47,000	143,727
Aozora Bank Ltd.	594,000	1,407,019
Awa Bank Ltd. (The)(a)	30,000	190,625
Bank of Kyoto Ltd. (The)	43,000	324,427
Bank of Nagoya Ltd. (The)	56,000	171,951
Bank of Saga Ltd. (The)	78,000	193,558
Bank of the Ryukyus Ltd.	24,700	307,086
Bank of Yokohama Ltd. (The)	369,692	1,737,492
Chiba Bank Ltd. (The)	201,045	1,201,886
Chugoku Bank Ltd. (The)	29,000	376,539
Chukyo Bank Ltd. (The)	80,000	181,476
Daisan Bank Ltd. (The)	75,000	143,815
Daishi Bank Ltd. (The)	159,000	476,263
Ehime Bank Ltd. (The)	59,000	161,938
FIDEA Holdings Co., Ltd.	85,300	166,773
Fukui Bank Ltd. (The)	74,000	176,213
Fukuoka Financial Group, Inc.	206,878	803,762
Gunma Bank Ltd. (The)	71,000	334,578
Hachijuni Bank Ltd. (The)	59,000	305,389
Higo Bank Ltd. (The)	33,000	174,947
Hiroshima Bank Ltd. (The)	81,000	291,352
Hokkoku Bank Ltd. (The)	70,000	274,596
Hokuhoku Financial Group, Inc.	331,000	535,142
Hyakugo Bank Ltd. (The)	26,000	108,184
Hyakujushi Bank Ltd. (The)	42,000	165,810
Iyo Bank Ltd. (The)	33,000	262,627
Joyo Bank Ltd. (The)	210,229	953,790
Juroku Bank Ltd. (The)	102,000	329,816
Kagoshima Bank Ltd. (The)	34,000	205,389
Keiyo Bank Ltd. (The)	53,000	245,106
Kiyo Holdings, Inc.	222,000	322,747
Michinoku Bank Ltd. (The)	44,000	87,680
Mie Bank Ltd. (The)	73,000	162,853
Mitsubishi UFJ Financial Group, Inc.	4,250,213	20,135,111
Miyazaki Bank Ltd. (The)	49,000	122,823
Mizuho Financial Group, Inc.	10,179,207	17,095,046
Musashino Bank Ltd. (The)	7,000	205,201
Nishi-Nippon City Bank Ltd. (The)	242,704	587,065
Oita Bank Ltd. (The)	20,000	65,171
Resona Holdings, Inc.	786,561	3,223,530
San-In Godo Bank Ltd. (The)	42,000	295,300
Sapporo Hokuyo Holdings, Inc.	66,600	205,334
Senshu Ikeda Holdings, Inc.	373,116	500,356
Shiga Bank Ltd. (The)	43,000	234,428
Shikoku Bank Ltd. (The)	62,000	163,178
Shinsei Bank Ltd.	396,000	476,451
Shizuoka Bank Ltd. (The)	123,008	1,261,067
Sumitomo Mitsui Financial Group, Inc.	530,059	17,351,975
Sumitomo Mitsui Trust Holdings, Inc.	1,075,517	3,181,126
Suruga Bank Ltd.	44,000	448,878
Tochigi Bank Ltd. (The)	44,000	138,413

See Notes to Schedule of Investments.

52    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Toho Bank Ltd. (The)	78,000	$219,952
Tokyo Tomin Bank Ltd. (The)	15,700	157,020
TOMONY Holdings, Inc.	72,282	287,171
Tsukuba Bank Ltd. (The)	36,300	129,659
Yamagata Bank Ltd. (The)	30,000	127,460
Yamaguchi Financial Group, Inc.	45,000	395,350
Yamanashi Chuo Bank Ltd. (The)	42,000	164,231

Total Banks		80,574,082

Beverages - 0.9%
Asahi Group Holdings Ltd.	63,314	1,356,105
Coca-Cola Central Japan Co., Ltd.	23,611	306,863
Coca-Cola West Co., Ltd.	35,428	616,738
Ito En Ltd.(a)	32,876	614,751
Kagome Co., Ltd.	7,600	154,115
Kirin Holdings Co., Ltd.(a)	219,274	2,572,258
Sapporo Holdings Ltd.	67,000	214,964
Takara Holdings, Inc.	39,000	250,257

Total Beverages		6,086,051

Building Materials - 1.2%
Asahi Glass Co., Ltd.(a)	443,194	2,960,551
Central Glass Co., Ltd.	36,000	138,965
Daikin Industries Ltd.	33,420	931,521
Fujitec Co., Ltd.	25,000	158,854
Lixil Group Corp.	68,949	1,450,012
Nichias Corp.	24,000	123,023
Rinnai Corp.	2,900	199,173
Sanwa Holdings Corp.	68,831	296,752
Sumitomo Osaka Cement Co., Ltd.	56,000	184,585
Taiheiyo Cement Corp.	118,000	269,157
Takara Standard Co., Ltd.	29,000	223,524
TOTO Ltd.	61,008	452,647

Total Building Materials		7,388,764

Chemicals - 4.2%
ADEKA Corp.	35,400	305,685
Aica Kogyo Co., Ltd.	33,529	502,578
Air Water, Inc.	43,000	518,975
Asahi Kasei Corp.	306,288	1,650,631
Chugoku Marine Paints Ltd.	17,000	81,815
Daicel Corp.	43,000	262,451
Denki Kagaku Kogyo K.K.	144,000	498,107
DIC Corp.(a)	255,715	493,547
Hitachi Chemical Co., Ltd.	37,615	586,453
JSR Corp.	59,917	1,031,032
Kaneka Corp.	73,925	406,731
Kansai Paint Co., Ltd.	40,000	426,620
Kuraray Co., Ltd.	85,536	1,100,958
Kureha Corp.	40,000	175,962
Lintec Corp.	19,600	347,096
Mitsubishi Chemical Holdings Corp.	328,663	1,437,566
Mitsubishi Gas Chemical Co., Inc.	113,109	637,913
Mitsui Chemicals, Inc.	261,000	647,675
Nihon Nohyaku Co., Ltd.	30,000	132,347
Nihon Parkerizing Co., Ltd.	13,000	200,238
Nippon Carbon Co., Ltd.	46,000	112,420
Nippon Kayaku Co., Ltd.	45,000	421,293
Nippon Paint Co., Ltd.	23,000	186,214
Nippon Shokubai Co., Ltd.	37,000	444,705
Nippon Soda Co., Ltd.	44,000	175,360
Nippon Synthetic Chemical Industry Co., Ltd. (The)	19,000	117,158
Nissan Chemical Industries Ltd.	34,265	332,386
Nitto Denko Corp.	39,067	1,652,477
NOF Corp.	42,000	208,974
Sakata INX Corp.	29,000	139,566
Sanyo Chemical Industries Ltd.	18,000	114,150
Sekisui Jushi Corp.	13,000	134,904
Shin-Etsu Chemical Co., Ltd.	97,560	5,331,014
Showa Denko K.K.	330,181	637,271
Sumitomo Bakelite Co., Ltd.	52,000	241,785
Sumitomo Chemical Co., Ltd.	488,010	1,486,232
Taiyo Holdings Co., Ltd.	22,300	558,688
Taiyo Nippon Sanso Corp.	56,022	325,081
Takasago International Corp.(a)	28,000	139,316
Toagosei Co., Ltd.	31,000	120,441
Tokai Carbon Co., Ltd.(a)	33,000	143,928
Tokuyama Corp.(a)	173,000	422,797
Tosoh Corp.	239,370	645,000
Toyo Ink SC Holdings Co., Ltd.	114,000	415,766
Ube Industries Ltd.	259,241	597,824
Zeon Corp.	15,000	113,360

Total Chemicals		26,662,490

Commercial Services - 1.5%
Aeon Delight Co., Ltd.	14,202	325,192
Dai Nippon Printing Co., Ltd.	260,694	2,028,963
Kanamoto Co., Ltd.	21,000	235,819
Kyoritsu Maintenance Co., Ltd.	6,400	136,679
Meitec Corp.	6,200	130,853
Nichii Gakkan Co.	29,400	271,929
Nomura Co., Ltd.	43,000	133,651
Park24 Co., Ltd.	61,277	903,143
Secom Co., Ltd.	55,983	2,557,439
Sohgo Security Services Co., Ltd.	30,300	409,367
Toppan Forms Co., Ltd.	43,700	371,880
Toppan Printing Co., Ltd.	280,517	1,863,316

Total Commercial Services		9,368,231

Computers - 1.0%
Fujitsu Ltd.	462,000	2,194,485
Ines Corp.	34,600	230,262
Information Services International-Dentsu Ltd.	26,700	220,185
Itochu Techno-Solutions Corp.(a)	22,286	1,073,940
Melco Holdings, Inc.	5,200	113,072
NEC Fielding Ltd.	28,600	356,649
NEC Networks & System Integration Corp.	25,900	409,323
NS Solutions Corp.	7,000	119,138
Otsuka Corp.	6,704	570,500
SCSK Corp.	25,000	361,887
TDK Corp.	20,164	808,683

Total Computers		6,458,124

Cosmetics/Personal Care - 1.2%
Fancl Corp.	23,900	298,338
Kao Corp.	124,762	3,430,603
Kose Corp.	7,800	184,271
Lion Corp.	56,291	308,299
Mandom Corp.	5,100	129,370
Pigeon Corp.	4,000	174,959
Pola Orbis Holdings, Inc.	10,153	313,408
Shiseido Co., Ltd.	130,263	2,048,879
Unicharm Corp.	11,600	660,760

Total Cosmetics/Personal Care		7,548,887

Distribution/Wholesale - 6.8%
Ai Holdings Corp.(a)	40,011	216,628
Canon Marketing Japan, Inc.	39,200	496,694
Daiwabo Holdings Co., Ltd.	66,000	123,249
Doshisha Co., Ltd.	5,500	151,993
Hakuto Co., Ltd.	27,900	275,189

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    53

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Hitachi High-Technologies Corp.	15,900	$388,981
Inabata & Co., Ltd.	40,400	252,658
ITOCHU Corp.	608,943	6,349,675
Itochu Enex Co., Ltd.	63,300	357,000
Iwatani Corp.	51,000	198,145
Marubeni Corp.	490,278	3,232,062
Matsuda Sangyo Co., Ltd.	23,000	340,143
Mitsubishi Corp.	569,300	11,387,427
Mitsui & Co., Ltd.	728,718	10,722,082
Nagase & Co., Ltd.	22,500	278,324
Paltac Corp.	21,233	293,254
Ryoden Trading Co., Ltd.	28,000	168,793
San-Ai Oil Co., Ltd.	24,000	107,683
Sinanen Co., Ltd.	18,000	75,799
Sojitz Corp.	237,600	390,094
Sumitomo Corp.	419,714	5,828,338
Toyota Tsusho Corp.	77,810	1,473,504
Trusco Nakayama Corp.	7,300	147,940
Yamazen Corp.	33,200	256,729
Yuasa Trading Co., Ltd.	90,000	161,298

Total Distribution/Wholesale		43,673,682

Diversified Financial Services - 0.9%
Century Tokyo Leasing Corp.	29,305	546,140
Daiwa Securities Group, Inc.(a)	288,545	1,074,043
Hitachi Capital Corp.	38,700	643,141
Ichiyoshi Securities Co., Ltd.	36,100	203,597
Nomura Holdings, Inc.	736,800	2,714,866
Okasan Securities Group, Inc.	50,000	194,886
Tokai Tokyo Financial Holdings, Inc.	124,000	442,913

Total Diversified Financial Services		5,819,586

Electric - 3.2%
Chubu Electric Power Co., Inc.	326,116	5,288,809
Chugoku Electric Power Co., Inc. (The)	134,313	2,206,847
Electric Power Development Co., Ltd.	55,195	1,445,073
Hokkaido Electric Power Co., Inc.	85,508	1,102,741
Hokuriku Electric Power Co.	75,400	1,169,886
Kansai Electric Power Co., Inc. (The)	419,820	5,024,791
Kyushu Electric Power Co., Inc.	211,210	2,501,485
Okinawa Electric Power Co., Inc. (The)	600	19,416
Shikoku Electric Power Co., Inc.	73,208	1,553,342

Total Electric		20,312,390

Electrical Components & Equipment - 1.5%
Brother Industries Ltd.	61,109	692,349
Casio Computer Co., Ltd.(a)	77,700	505,406
Fujikura Ltd.	46,000	136,057
GS Yuasa Corp.	48,000	217,772
Hitachi Ltd.	552,000	3,369,144
Mitsubishi Electric Corp.	329,000	2,721,394
Nidec Corp.	16,300	1,229,803
Nippon Signal Co., Ltd. (The)	32,000	207,745
Takaoka Electric Manufacturing Co., Ltd.(a)	118,000	260,283
Tatsuta Electric Wire and Cable Co., Ltd.(a)	15,051	95,637
Ushio, Inc.	25,900	318,110

Total Electrical Components & Equipment		9,753,700

Electronics - 2.7%
Advantest Corp.	21,700	334,788
Alps Electric Co., Ltd.	43,400	302,968
Anritsu Corp.	15,000	168,442
Azbil Corp.	26,258	534,440
Cosel Co., Ltd.	22,300	310,786
Dainippon Screen Manufacturing Co., Ltd.	15,000	108,660
Fujitsu General Ltd.	19,000	141,922
Hamamatsu Photonics K.K.	6,400	215,445
Hirose Electric Co., Ltd.	5,320	522,732
Horiba Ltd.	4,300	149,818
Hoya Corp.	88,457	1,936,764
Ibiden Co., Ltd.	27,001	482,221
Japan Aviation Electronics Industry Ltd.	19,000	165,497
Keyence Corp.	1,210	297,533
Koa Corp.	26,400	250,137
Kuroda Electric Co., Ltd.	26,200	297,496
Kyocera Corp.	27,525	2,356,132
Minebea Co., Ltd.(a)	56,000	220,378
Murata Manufacturing Co., Ltd.	40,600	2,114,212
Nichicon Corp.	21,300	205,285
Nidec Copal Corp.	27,400	270,944
Nihon Dempa Kogyo Co., Ltd.(a)	3,300	40,366
Nippon Electric Glass Co., Ltd.	125,018	736,414
Nohmi Bosai Ltd.	39,046	256,424
Ryosan Co., Ltd.	6,800	132,864
Sanshin Electronics Co., Ltd.	31,200	221,712
Sanyo Denki Co., Ltd.	39,000	248,302
SMK Corp.	33,000	108,359
Sodick Co., Ltd.	45,700	241,702
Taiyo Yuden Co., Ltd.	10,000	97,005
Tokyo Seimitsu Co., Ltd.	9,600	169,405
Toshiba Corp.	931,000	3,500,439
Toyo Corp.	31,100	332,087
Yaskawa Electric Corp.	12,000	90,237

Total Electronics		17,561,916

Engineering & Construction - 1.3%
Chiyoda Corp.	16,000	194,310
COMSYS Holdings Corp.	38,260	447,861
Hibiya Engineering Ltd.	27,500	311,912
JGC Corp.	25,018	719,593
Kajima Corp.	280,386	818,773
Kandenko Co., Ltd.	34,000	160,221
Kyowa Exeo Corp.	38,100	386,778
Maeda Corp.	51,000	235,217
Maeda Road Construction Co., Ltd.	14,000	175,110
Nippo Corp.	19,000	210,026
Nippon Densetsu Kogyo Co., Ltd.	13,000	129,853
Nippon Road Co., Ltd. (The)	38,000	154,305
Nishimatsu Construction Co., Ltd.	86,000	163,830
Obayashi Corp.	166,328	727,516
Okumura Corp.	59,000	212,220
Penta-Ocean Construction Co., Ltd.(a)	46,500	128,212
Raito Kogyo Co., Ltd.	42,200	193,044
Sanki Engineering Co., Ltd.	30,000	163,554
Shimizu Corp.	171,182	592,132
Shinko Plantech Co., Ltd.	21,300	183,929
Taisei Corp.	366,145	977,427
Takasago Thermal Engineering Co., Ltd.	34,400	266,871
Toda Corp.	64,000	198,922
Toshiba Plant Systems & Services Corp.	17,000	200,915
Toyo Engineering Corp.	34,000	146,585

Total Engineering & Construction		8,099,116

Entertainment - 0.8%
Avex Group Holdings, Inc.	28,819	425,116
Oriental Land Co., Ltd.	11,200	1,280,160
Sankyo Co., Ltd.	35,221	1,712,714
Shochiku Co., Ltd.(a)	16,000	156,812
Toei Co., Ltd.	37,000	175,285

See Notes to Schedule of Investments.

54    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Toho Co., Ltd.	43,343	$746,919
Tokyotokeiba Co., Ltd.(a)	243,000	335,004

Total Entertainment		4,832,010

Environmental Control - 0.2%
Asahi Holdings, Inc.	23,800	480,236
Daiseki Co., Ltd.	6,500	112,583
Hitachi Zosen Corp.	208,500	253,471
Kurita Water Industries Ltd.	28,032	645,379

Total Environmental Control		1,491,669

Food - 1.7%
Ajinomoto Co., Inc.	100,433	1,393,399
Ariake Japan Co., Ltd.	6,800	141,898
Ezaki Glico Co., Ltd.	17,000	192,179
Fuji Oil Co., Ltd.	25,900	337,911
House Foods Corp.	24,800	420,534
Itoham Foods, Inc.	32,000	127,134
Izumi Co., Ltd.	14,151	282,701
J-Oil Mills, Inc.	49,000	147,387
Kasumi Co., Ltd.	62,172	426,999
Kato Sangyo Co., Ltd.	5,800	116,378
Kewpie Corp.	33,600	509,538
Kikkoman Corp.	30,000	369,971
Kyokuyo Co., Ltd.	62,000	147,638
Marudai Food Co., Ltd.	43,000	164,369
Maruha Nichiro Holdings, Inc.	72,000	113,698
MEIJI Holdings Co., Ltd.	23,141	1,060,037
Mitsui Sugar Co., Ltd.	44,000	141,722
Morinaga & Co., Ltd.	57,000	129,302
Morinaga Milk Industry Co., Ltd.	41,000	156,724
Nichirei Corp.	69,551	340,825
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	135,205
Nippon Flour Mills Co., Ltd.	39,000	171,074
Nippon Meat Packers, Inc.	22,000	290,337
Nippon Suisan Kaisha Ltd.	147,535	399,393
Nisshin Oillio Group Ltd. (The)	34,000	143,176
Nisshin Seifun Group, Inc.	43,113	503,048
Nissin Foods Holdings Co., Ltd.	23,528	894,943
Prima Meat Packers Ltd.	61,000	109,324
Toyo Suisan Kaisha Ltd.	22,000	586,464
Yakult Honsha Co., Ltd.(a)	18,100	707,758
Yamazaki Baking Co., Ltd.	31,000	405,226

Total Food		11,066,292

Forest Products & Paper - 0.3%
Daio Paper Corp.	8,000	50,432
Hokuetsu Kishu Paper Co., Ltd.	38,946	208,421
Nippon Paper Group, Inc.(a)	39,200	620,990
OJI Paper Co., Ltd.	333,120	1,273,363

Total Forest Products & Paper		2,153,206

Gas - 1.0%
Osaka Gas Co., Ltd.	478,014	2,000,961
Saibu Gas Co., Ltd.	239,000	626,031
Shizuoka Gas Co., Ltd.	11,500	76,532
Toho Gas Co., Ltd.	105,000	651,398
Tokyo Gas Co., Ltd.	543,020	2,769,885

Total Gas		6,124,807

Hand/Machine Tools - 0.5%
Asahi Diamond Industrial Co., Ltd.(a)	29,500	334,967
Disco Corp.	2,700	151,429
Fuji Electric Co., Ltd.	101,000	244,304
Hitachi Koki Co., Ltd.	34,396	287,100
Makita Corp.	27,065	940,610
Meidensha Corp.(a)	31,000	116,167
OSG Corp.	24,700	352,592
SMC Corp.	3,820	656,375
THK Co., Ltd.	7,300	136,503
Union Tool Co.	6,400	96,413

Total Hand/Machine Tools		3,316,460

Healthcare-Products - 0.3%
Hogy Medical Co., Ltd.	4,400	200,451
Nihon Kohden Corp.	6,500	197,224
Nipro Corp.	46,700	293,228
Paramount Bed Holdings Co., Ltd.	4,752	145,972
Shimadzu Corp.	24,000	206,041
Sysmex Corp.	10,200	401,404
Terumo Corp.	17,628	720,232

Total Healthcare-Products		2,164,552

Heathcare-Services - 0.0%
Miraca Holdings, Inc.	7,882	326,482

Home Builders - 0.6%
Daiwa House Industry Co., Ltd.	79,022	1,116,152
PanaHome Corp.	28,000	175,461
Sekisui Chemical Co., Ltd.	79,008	730,767
Sekisui House Ltd.	183,022	1,715,760

Total Home Builders		3,738,140

Home Furnishings - 1.0%
Alpine Electronics, Inc.	25,100	297,274
Canon Electronics, Inc.	11,853	247,785
Foster Electric Co., Ltd.	7,600	122,872
Hoshizaki Electric Co., Ltd.	22,300	562,042
Nidec Sankyo Corp.	30,000	154,907
Panasonic Corp.	348,678	2,809,875
Sharp Corp.	246,747	1,243,167
Sony Corp.	88,221	1,241,662

Total Home Furnishings		6,679,584

Insurance - 2.4%
Dai-ichi Life Insurance Co., Ltd. (The)	1,439	1,644,778
MS&AD Insurance Group Holdings	209,730	3,635,250
NKSJ Holdings, Inc.	157,053	3,314,667
Sony Financial Holdings, Inc.	65,819	1,067,424
T&D Holdings, Inc.	148,020	1,563,866
Tokio Marine Holdings, Inc.	172,743	4,299,631

Total Insurance		15,525,616

Internet - 0.8%
Dena Co., Ltd.	27,168	710,610
eAccess Ltd.(a)	3,489	679,085
GMO Internet, Inc.	51,300	267,462
Gree, Inc.*(a)	5,100	101,054
SBI Holdings, Inc.	4,560	334,328
Trend Micro, Inc.	37,118	1,088,094
Yahoo! Japan Corp.	6,244	2,012,729

Total Internet		5,193,362

Iron/Steel - 1.3%
Aichi Steel Corp.	31,000	124,326
Daido Metal Co., Ltd.(a)	10,000	107,156
Daido Steel Co., Ltd.	37,000	228,613
Hitachi Metals Ltd.	48,018	567,502
Japan Steel Works Ltd. (The)(a)	69,018	378,003
JFE Holdings, Inc.	107,116	1,769,381
Nippon Steel Corp.	808,010	1,812,681
Nisshin Steel Co., Ltd.	232,000	322,747
Sanyo Special Steel Co., Ltd.	26,000	111,768
Sumitomo Metal Industries Ltd.	1,236,967	2,015,362

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    55

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Topy Industries Ltd.	51,000	$144,454
Toyo Kohan Co., Ltd.	30,000	106,404
Yamato Kogyo Co., Ltd.	5,040	139,470
Yodogawa Steel Works Ltd.	55,000	210,929

Total Iron/Steel		8,038,796

Leisure Time - 0.4%
Mizuno Corp.	42,000	224,765
Round One Corp.	33,600	178,549
Sega Sammy Holdings, Inc.	71,415	1,449,960
Yamaha Corp.	30,300	309,493
Yamaha Motor Co., Ltd.	57,800	546,923

Total Leisure Time		2,709,690

Lodging - 0.1%
Resorttrust, Inc.(a)	32,900	546,340

Machinery-Construction & Mining - 0.8%
Hitachi Construction Machinery Co., Ltd.	31,700	589,583
Komatsu Ltd.	183,206	4,312,080
Modec, Inc.	9,500	182,761

Total Machinery-Construction & Mining		5,084,424

Machinery-Diversified - 2.3%
Amada Co., Ltd.	38,014	222,967
Daifuku Co., Ltd.	35,000	218,887
Daihen Corp.	36,000	121,820
Ebara Corp.	102,000	391,177
FANUC Corp.	32,727	5,311,626
Hisaka Works Ltd.	12,000	114,601
IHI Corp.	287,690	609,345
Kawasaki Heavy Industries Ltd.	310,355	840,164
Komori Corp.	34,000	236,070
Kubota Corp.	248,954	2,277,684
Makino Milling Machine Co., Ltd.(a)	40,000	240,632
Max Co., Ltd.	13,000	153,478
Mitsubishi Heavy Industries Ltd.	383,016	1,545,697
Nabtesco Corp.	18,000	397,042
Nippon Sharyo Ltd.	33,000	114,150
Nippon Thompson Co., Ltd.	51,000	240,970
OKUMA Corp.	36,000	240,932
Organo Corp.	17,000	108,021
Sumitomo Heavy Industries Ltd.	144,000	640,682
Torishima Pump Manufacturing Co., Ltd.	11,300	112,589
Tsubakimoto Chain Co.	25,000	143,815
Tsugami Corp.(a)	19,000	131,921

Total Machinery-Diversified		14,414,270

Media - 0.1%
Gakken Holdings Co., Ltd.	34,000	72,440
Kadokawa Group Holdings, Inc.(a)	4,200	114,751
Tokyo Broadcasting System Holdings, Inc.	31,100	380,809

Total Media		568,000

Metal Fabricate/Hardware - 0.4%
Furukawa-Sky Aluminum Corp.	62,000	185,713
Hanwa Co., Ltd.	49,000	185,462
MISUMI Group, Inc.	10,400	243,479
Nippon Steel Trading Co., Ltd.	51,000	143,176
NSK Ltd.	114,000	728,663
NTN Corp.	181,403	563,829
Oiles Corp.	7,200	146,996
Ryobi Ltd.	50,000	159,168
Toho Zinc Co., Ltd.	28,000	109,487

Total Metal Fabricate/Hardware		2,465,973

Mining - 0.4%
Dowa Holdings Co., Ltd.(a)	59,664	367,152
Mitsubishi Materials Corp.	51,000	146,372
Mitsui Mining & Smelting Co., Ltd.(a)	80,000	173,455
Nippon Denko Co., Ltd.	21,000	78,957
Nippon Light Metal Co., Ltd.	68,000	86,928
Nittetsu Mining Co., Ltd.	37,000	148,390
OSAKA Titanium Technologies Co.	8,600	260,942
Sumitomo Metal Mining Co., Ltd.	135,000	1,507,520

Total Mining		2,769,716

Miscellaneous Manufacturing - 0.9%
Amano Corp.	43,833	371,364
FUJIFILM Holdings Corp.	102,702	1,928,156
Konica Minolta Holdings, Inc.	134,032	1,046,521
Nikkiso Co., Ltd.	14,000	146,334
Nikon Corp.	40,200	1,210,182
Sekisui Plastics Co., Ltd.	35,000	125,016
Shin-Etsu Polymer Co., Ltd.	40,400	185,823
Tamron Co., Ltd.	7,448	246,524
Tokai Rubber Industries Ltd.	27,800	302,772
Toyo Tanso Co., Ltd.	2,400	74,957

Total Miscellaneous Manufacturing		5,637,649

Office/Business Equipment - 3.0%
Canon, Inc.(a)	397,956	15,785,571
Ricoh Co., Ltd.(a)	281,008	2,345,549
Sato Holdings Corp.	24,400	360,235
Seiko Epson Corp.(a)	59,400	596,308
Toshiba TEC Corp.	35,000	131,157

Total Office/Business Equipment		19,218,820

Oil & Gas - 1.3%
AOC Holdings, Inc.	56,600	229,124
Cosmo Oil Co., Ltd.	320,097	810,372
Idemitsu Kosan Co., Ltd.	9,420	838,225
JX Holdings, Inc.	809,692	4,140,298
Showa Shell Sekiyu K.K.(a)	104,721	637,854
TonenGeneral Sekiyu K.K.(a)	216,137	1,915,138

Total Oil & Gas		8,571,011

Packaging & Containers - 0.2%
Achilles Corp.	45,000	59,218
Fuji Seal International, Inc.	6,800	129,114
Nihon Yamamura Glass Co., Ltd.	54,000	120,466
Rengo Co., Ltd.	51,000	317,671
Toyo Seikan Kaisha Ltd.	29,900	359,370

Total Packaging & Containers		985,839

Pharmaceuticals - 7.9%
Alfresa Holdings Corp.	10,500	555,333
Astellas Pharma, Inc.	163,870	7,116,300
Chugai Pharmaceutical Co., Ltd.(a)	151,318	2,857,955
Daiichi Sankyo Co., Ltd.	255,429	4,286,495
Dainippon Sumitomo Pharma Co., Ltd.	101,308	1,029,713
Eisai Co., Ltd.	117,113	5,122,501
Hisamitsu Pharmaceutical Co., Inc.	24,357	1,196,634
Kaken Pharmaceutical Co., Ltd.	37,000	518,436
Kobayashi Pharmaceutical Co., Ltd.	4,700	261,242
KYORIN Holdings, Inc.	25,000	525,755
Kyowa Hakko Kirin Co., Ltd.(a)	155,022	1,587,329
Medipal Holdings Corp.	66,764	942,176
Mitsubishi Tanabe Pharma Corp.	107,843	1,547,565
Mochida Pharmaceutical Co., Ltd.	20,000	229,853
Otsuka Holdings Co., Ltd.	75,619	2,315,293
Sawai Pharmaceutical Co., Ltd.	1,300	139,792
Seikagaku Corp.	12,400	121,063

See Notes to Schedule of Investments.

56    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Shionogi & Co., Ltd.	107,847	$1,459,766
Ship Healthcare Holdings, Inc.	11,471	275,310
Suzuken Co., Ltd.	27,100	911,938
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	252,287
Takeda Pharmaceutical Co., Ltd.	358,158	16,226,860
Toho Holdings Co., Ltd.	7,800	157,681
Towa Pharmaceutical Co., Ltd.	2,200	123,111
Tsumura & Co.	23,700	625,545

Total Pharmaceuticals		50,385,933

Private Equity - 0.0%
Jafco Co., Ltd.(a)	6,100	117,275

Real Estate - 1.8%
Arnest One Corp.	30,000	378,619
Daito Trust Construction Co., Ltd.	34,503	3,264,791
Goldcrest Co., Ltd.	14,890	227,670
Heiwa Real Estate Co., Ltd.	120,000	278,230
Mitsubishi Estate Co., Ltd.	105,018	1,866,343
Mitsui Fudosan Co., Ltd.	146,387	2,807,020
Nomura Real Estate Holdings, Inc.	31,305	567,719
Sumitomo Realty & Development Co., Ltd.	42,012	1,021,999
Tokyu Land Corp.	70,416	345,946
Tokyu Livable, Inc.(a)	29,500	319,069
Touei Housing Corp.	25,600	265,016

Total Real Estate		11,342,422

Retail - 4.3%
ABC-Mart, Inc.	6,600	246,332
Aeon Co., Ltd.(a)	187,025	2,325,214
AOKI Holdings, Inc.	23,400	490,054
Arcs Co., Ltd.	7,800	166,284
ASKUL Corp.	7,400	84,304
Chiyoda Co., Ltd.	22,913	495,075
Citizen Holdings Co., Ltd.	72,400	421,025
DCM Holdings Co., Ltd.	41,846	296,315
Don Quijote Co., Ltd.	4,000	137,411
Doutor Nichires Holdings Co., Ltd.	27,700	354,799
EDION Corp.(a)	43,589	217,972
FamilyMart Co., Ltd.	20,297	928,488
Fast Retailing Co., Ltd.	12,838	2,555,050
Gulliver International Co., Ltd.	3,510	112,132
H2O Retailing Corp.	41,000	409,538
Heiwado Co., Ltd.	28,700	390,268
Isetan Mitsukoshi Holdings Ltd.	45,200	476,982
J Front Retailing Co., Ltd.	78,000	390,049
Joshin Denki Co., Ltd.	12,000	120,466
Kappa Create Co., Ltd.	14,100	305,185
Komeri Co., Ltd.	5,300	138,760
K’s Holdings Corp.(a)	14,100	410,683
Lawson, Inc.	28,300	1,979,120
Marui Group Co., Ltd.	97,732	742,268
Matsumotokiyoshi Holdings Co., Ltd.	7,800	172,638
MOS Food Service, Inc.	6,500	126,921
Nitori Holdings Co., Ltd.	2,400	226,795
Parco Co., Ltd.(a)	31,600	313,663
Plenus Co., Ltd.	28,423	545,021
Point, Inc.	10,730	369,142
Royal Holdings Co., Ltd.(a)	10,500	123,568
Ryohin Keikaku Co., Ltd.(a)	4,998	271,229
Saizeriya Co., Ltd.	7,400	117,042
Seven & I Holdings Co., Ltd.	204,336	6,138,531
Shimachu Co., Ltd.	5,700	124,516
Shimamura Co., Ltd.	4,000	461,712
St. Marc Holdings Co., Ltd.	3,600	134,543
Sugi Holdings Co., Ltd.	8,400	275,087
Sundrug Co., Ltd.	5,700	185,095
Takashimaya Co., Ltd.	54,000	412,834
Tsuruha Holdings, Inc.	2,800	173,881
United Arrows Ltd.	7,700	191,270
UNY Co., Ltd.	62,861	686,200
USS Co., Ltd.	10,259	1,104,459
Xebio Co., Ltd.	6,500	148,020
Yamada Denki Co., Ltd.	11,430	580,883
Zensho Holdings Co., Ltd.(a)	21,600	270,169

Total Retail		27,346,993

Semiconductors - 0.6%
Megachips Corp.	7,900	164,951
Mimasu Semiconductor Industry Co., Ltd.	25,500	218,599
Rohm Co., Ltd.	32,900	1,255,552
Shinko Electric Industries Co., Ltd.(a)	38,200	300,659
Tokyo Electron Ltd.	40,000	1,852,362

Total Semiconductors		3,792,123

Shipbuilding - 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	215,000	307,181
Sasebo Heavy Industries Co., Ltd.(a)	86,000	98,083

Total Shipbuilding		405,264

Software - 0.9%
Capcom Co., Ltd.(a)	8,500	177,052
IT Holdings Corp.	40,200	477,624
Konami Corp.	28,596	642,236
NEC Mobiling Ltd.	3,282	129,569
Nomura Research Institute Ltd.	70,971	1,553,908
NSD Co., Ltd.	33,500	273,324
Oracle Corp.	32,607	1,399,661
Square Enix Holdings Co., Ltd.	28,400	444,562
Transcosmos, Inc.	6,100	82,338
Zenrin Co., Ltd.	31,200	306,565

Total Software		5,486,839

Storage/Warehousing - 0.1%
Mitsubishi Logistics Corp.(a)	21,000	220,291
Mitsui-Soko Co., Ltd.	52,000	189,648
Sumitomo Warehouse Co., Ltd. (The)	48,000	227,998

Total Storage/Warehousing		637,937

Telecommunications - 9.3%
Hikari Tsushin, Inc.(a)	14,483	638,022
Hitachi Kokusai Electric, Inc.	17,000	132,949
KDDI Corp.	1,059	6,808,710
Nippon Telegraph & Telephone Corp.	460,373	21,348,291
NTT DoCoMo, Inc.	15,226	25,322,599
Softbank Corp.	141,119	5,222,765

Total Telecommunications		59,473,336

Textiles - 0.4%
Kurabo Industries Ltd.	156,000	271,764
Nisshinbo Holdings, Inc.	32,000	243,038
Nitto Boseki Co., Ltd.(a)	59,000	183,382
Seiren Co., Ltd.	35,500	253,158
Teijin Ltd.	143,000	431,921
Toray Industries, Inc.	150,853	1,022,828
Toyobo Co., Ltd.	293,000	403,935

Total Textiles		2,810,026

Toys/Games/Hobbies - 0.5%
Namco Bandai Holdings, Inc.	74,950	1,021,063
Nintendo Co., Ltd.	16,200	1,878,055
Sanrio Co., Ltd.	5,077	184,462

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    57

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2012

Investments	Shares	Value
Tomy Co., Ltd.	31,100	$202,682

Total Toys/Games/Hobbies		3,286,262

Transportation - 3.2%
East Japan Railway Co.	91,649	5,743,138
Fukuyama Transporting Co., Ltd.(a)	45,000	244,204
Hankyu Hanshin Holdings, Inc.(a)	241,000	1,214,212
Hitachi Transport System Ltd.	26,800	494,082
Kamigumi Co., Ltd.	23,000	182,466
Keikyu Corp.	50,000	454,318
Keio Corp.	80,000	578,519
Keisei Electric Railway Co., Ltd.	43,000	362,151
Kintetsu Corp.(a)	301,899	1,203,207
Mitsui O.S.K. Lines Ltd.	264,000	939,667
Nagoya Railroad Co., Ltd.	101,000	277,215
Nippon Express Co., Ltd.	345,149	1,418,835
Nippon Konpo Unyu Soko Co., Ltd.	18,000	227,623
Nippon Yusen K.K.	505,014	1,322,821
Nishi-Nippon Railroad Co., Ltd.	64,154	286,237
Odakyu Electric Railway Co., Ltd.(a)	67,008	665,125
Sankyu, Inc.	45,379	161,519
Seino Holdings Corp.	28,000	186,690
Senko Co., Ltd.(a)	46,000	201,780
Sotetsu Holdings, Inc.	157,000	521,431
Tobu Railway Co., Ltd.	88,486	464,665
Tokyu Corp.	272,473	1,280,579
West Japan Railway Co.	11,000	452,187
Yamato Holdings Co., Ltd.	85,575	1,371,731

Total Transportation		20,254,402

TOTAL COMMON STOCKS (Cost: $661,473,021)		634,193,847

United States - 8.5%

SHORT-TERM INVESTMENT - 1.0%

MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $6,523,382)	6,523,382	6,523,382

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.5%

MONEY MARKET FUND - 7.5%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(b) (Cost: $47,734,179)(c)	47,734,179	47,734,179

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $715,730,582)(d)		688,451,408
Liabilities in Excess of Other Assets - (7.8)%		(49,683,263)

NET ASSETS - 100.0%		$638,768,145

* Non-income producing security.
(a) Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b) Rate shown represents annualized 7-day yield as of June 30, 2012.
(c) At June 30, 2012, the total market value of the Fund’s securities on loan was $44,400,033 and the total market value of the collateral held by the Fund was $47,734,179.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

58    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 98.2%

Australia - 1.0%
Campbell Brothers Ltd.	1,500	$83,413
Fortescue Metals Group Ltd.	38,717	194,466
Iluka Resources Ltd.	17,200	199,581
Ramsay Health Care Ltd.	4,200	97,341

Total Australia		574,801

Austria - 0.2%
Andritz AG	1,852	95,233

Belgium - 2.3%
Anheuser-Busch InBev NV	17,000	1,322,477
Umicore S.A.	1,864	86,034

Total Belgium		1,408,511

Brazil - 9.3%
Banco Bradesco S.A.	30,500	377,765
BR Malls Participacoes	2,300	26,208
CCR S.A.	33,316	269,539
Companhia de Bebidas das Americas	26,600	832,350
Cia de Saneamento Basico do Estado de Sao Paulo	4,600	175,481
Companhia Energetica de Minas Gerais -	15,200	239,471
Cielo SA	11,200	327,824
EcoRodovias Infraestrutura e Logistica S.A.	14,900	119,365
Itau Unibanco Holding S.A.	23,300	293,321
Multiplus S.A.	3,100	72,445
Redecard S.A.	24,700	401,989
Souza Cruz S.A.	29,100	425,013
Tractebel Energia S.A.	16,300	300,005
Ultrapar Participacoes S.A.	6,200	138,839
Vale S.A.	78,100	1,552,752
WEG S.A.	7,700	74,351

Total Brazil		5,626,718

Canada - 3.1%
Barrick Gold Corp.	8,100	304,708
Brookfield Asset Management, Inc. Class A	7,097	234,675
Brookfield Office Properties, Inc.	8,200	143,336
Enbridge, Inc.	10,300	410,808
First Capital Realty, Inc.	3,500	63,000
Intact Financial Corp	1,500	93,271
RioCan Real Estate Investment Trust	10,000	271,715
Shaw Communications, Inc. Class B	10,800	203,828
TMX Group, Inc.	1,500	68,272
Yamana Gold, Inc.	4,900	75,510

Total Canada		1,869,123

Chile - 1.5%
Antarchile S.A.	7,600	116,990
Banco de Chile	1,770,010	249,380
Banco de Credito e Inversiones	1,724	106,934
Compania Cervecerias Unidas S.A.	5,800	72,502
Empresas Copec SA	13,200	194,200
LATAM Airlines Group S.A.	3,400	89,024
Sociedad Matriz Banco de Chile Class B	197,912	66,221

Total Chile		895,251

China - 2.1%
China BlueChemical Ltd. Class H	110,000	62,396
China CITIC Bank Corp., Ltd. Class H	494,000	251,558
China Merchants Bank Co., Ltd. Class H	74,500	138,880
China National Building Material Co., Ltd. Class H	86,000	91,911
China Petroleum & Chemical Corp. Class H	440,000	390,262
Chongqing Rural Commercial Bank Co., Ltd. Class H	266,000	106,649
PICC Property & Casualty Co., Ltd. Class H	174,000	194,484

Total China		1,236,140

Denmark - 1.3%
Novo Nordisk A/S Class B	5,483	794,156

Finland - 0.6%
Kone Oyj Class B	3,750	226,668
Nokian Renkaat Oyj	3,100	117,471

Total Finland		344,139

France - 2.9%
Bureau Veritas S.A.	1,274	113,400
Christian Dior S.A.	2,597	356,762
Essilor International SA	1,350	125,579
Dassault Systemes S.A.	825	77,392
Hermes International	576	177,078
LVMH Moet Hennessy Louis Vuitton S.A.	6,077	924,285

Total France		1,774,496

Germany - 4.5%
Adidas AG	1,800	128,971
Bayerische Motoren Werke AG	11,597	837,849
Brenntag AG	650	71,913
Continental AG	2,250	187,369
GEA Group AG	2,900	77,175
SAP AG	14,800	874,205
Volkswagen AG	3,725	561,829

Total Germany		2,739,311

Hong Kong - 13.4%
China Merchants Holdings International Co., Ltd.	72,000	217,666
China Mobile Ltd.	420,500	4,594,310
China Overseas Land & Investment Ltd.	76,000	176,164
CLP Holdings Ltd.	49,000	415,343
CNOOC Ltd.	818,000	1,624,010
Guangdong Investment Ltd.	114,000	82,007
Henderson Land Development Co., Ltd.	30,000	164,951
Lenovo Group Ltd.	78,000	65,764
SJM Holdings Ltd.	108,000	198,823
Sun Hung Kai Properties Ltd.	49,000	575,794

Total Hong Kong		8,114,832

Indonesia - 4.3%
PT Astra International Tbk	1,251,000	912,361
PT Bank Central Asia Tbk	208,000	161,661
Bank Mandiri Persero Tbk PT	397,001	304,329
Bank Rakyat Indonesia Persero Tbk PT	251,489	170,024
Bukit Asam Persero Tbk	58,500	91,246
PT Gudang Garam Tbk	17,000	111,312
Indo Tambangraya Megah Tbk PT	64,500	246,875
Indofood Sukses Makmur Tbk PT	196,500	101,467
PT Semen Gresik (Persero) Tbk	84,000	101,059
PT Unilever Indonesia Tbk	101,000	246,250
United Tractors Tbk PT	69,900	158,889

Total Indonesia		2,605,473

Italy - 0.5%
Fiat Industrial SpA	14,100	138,496
Luxottica Group SpA	4,200	147,215

Total Italy		285,711

Japan - 3.5%
Electric Power Development Co., Ltd.	3,000	78,544
FANUC Corp.	2,500	405,753

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    59

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2012

Investments	Shares	Value
Fast Retailing Co., Ltd.	1,000	$199,022
Hitachi Ltd.	42,000	256,348
JGC Corp.	4,000	115,052
Lawson, Inc.	2,000	139,867
Resona Holdings, Inc.	48,000	196,716
Softbank Corp.	9,300	344,190
Sumitomo Mitsui Trust Holdings, Inc.	78,000	230,706
TonenGeneral Sekiyu K.K.	15,000	132,911

Total Japan		2,099,109

Malaysia - 4.3%
AMMB Holdings Bhd	48,000	95,078
DiGi.Com Bhd	194,000	259,644
Genting Malaysia Bhd	80,000	90,694
Hong Leong Bank Bhd	19,000	74,432
Hong Leong Financial Group Bhd	17,000	65,527
IOI Corp. Bhd	109,000	178,148
Kuala Lumpur Kepong Bhd	22,000	158,929
Malayan Banking Bhd	284,000	778,082
Petronas Dagangan Bhd	27,500	182,727
Petronas Gas Bhd	24,000	136,042
Public Bank Bhd	54,000	233,992
Sime Darby Bhd	98,000	305,218
YTL Corp. Bhd	72,426	46,072

Total Malaysia		2,604,585

Mexico - 3.4%
Alfa S.A.B de C.V. Class A	5,000	79,417
Coca-Cola Femsa, S.A.B de C.V. Series L	17,200	223,502
Fomento Economico Mexicano, S.A.B de C.V.	27,200	241,147
Grupo Financiero Inbursa, SAB de C.V. Class O	37,700	85,167
Grupo Mexico S.A.B de C.V. Series B	196,174	578,473
Grupo Modelo, S.A. de C.V. Series C	70,400	618,535
Industrias Penoles, S.A.B de C.V.	4,685	200,463

Total Mexico		2,026,704

Netherlands - 0.2%
ASML Holding N.V.	2,800	142,365

Norway - 2.9%
Statoil ASA	74,200	1,764,987

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	150,700	175,075
Bank of the Philippine Islands	64,600	114,374
Globe Telecom, Inc.	4,700	124,374
Philippine Long Distance Telephone Co.	6,000	377,358
SM Investments Corp.	6,300	109,149
SM Prime Holdings, Inc.	235,800	72,864

Total Philippines		973,194

Poland - 0.7%
KGHM Polska Miedz S.A.	10,213	443,737

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	6,500	109,916

Russia - 1.4%
Gazprom Neft JSC ADR	26,717	613,155
Uralkali OJSC Reg S GDR	6,624	253,567

Total Russia		866,722

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.	8,390	306,711

South Africa - 5.4%
AngloGold Ashanti Ltd.	2,900	98,930
Bidvest Group Ltd.	4,800	106,817
Exxaro Resources Ltd.	7,200	167,329
FirstRand Ltd.	89,400	288,472
Foschini Group Ltd. (The)	4,600	71,999
Imperial Holdings Ltd.	3,700	77,814
Kumba Iron Ore Ltd.	14,196	952,209
Naspers Ltd. Class N	1,400	74,462
Sasol	13,500	565,189
Shoprite Holdings Ltd.	5,000	92,113
Tiger Brands Ltd.	3,200	95,857
Truworths International Ltd.	7,400	80,999
Vodacom Group Ltd.	41,873	475,638
Woolworths Holdings Ltd.	14,700	90,301

Total South Africa		3,238,129

South Korea - 1.9%
Hyundai Mobis	298	71,420
KB Financial Group, Inc.	4,000	128,869
Kia Motors Corp.	2,033	132,593
KT&G Corp.	3,100	219,776
OCI Co., Ltd.	133	26,185
Samsung Fire & Marine Insurance Co., Ltd.	600	118,392
Samsung Life Insurance Co., Ltd.	2,323	188,826
SK Holdings Co., Ltd.	364	42,109
SK Innovation Co., Ltd.	1,024	123,379
Woori Finance Holdings Co., Ltd.	9,500	103,265

Total South Korea		1,154,814

Spain - 2.2%
Amadeus IT Holding SA Class A	6,700	141,994
CaixaBank Bonus Shares*	3,597	11,690
CaixaBank	112,410	365,337
Industria de Diseno Textil, S.A. (Inditex)	7,500	775,992

Total Spain		1,295,013

Sweden - 0.2%
Assa Abloy AB Class B	4,700	131,146

Switzerland - 5.6%
Nestle SA	57,050	3,408,534

Taiwan - 1.5%
Catcher Technology Co., Ltd.	10,000	66,421
Cheng Shin Rubber Industry Co., Ltd.	38,400	96,370
Far EasTone Telecommunications Co., Ltd.	68,000	147,218
HTC Corp.	44,550	580,633

Total Taiwan		890,642

Thailand - 3.3%
Advanced Info Service PCL	70,400	408,967
Bangkok Bank PCL NVDR	28,900	174,255
Banpu PCL	4,100	57,834
Charoen Pokphand Foods PCL	185,920	225,375
CP ALL PCL	137,056	153,196
Indorama Ventures PCL	95,637	82,809
Kasikornbank PCL NVDR	29,700	151,493
Shin Corp. PCL	155,600	297,629
Siam Cement PCL NVDR	27,375	272,371
Siam Commercial Bank PCL	40,200	186,064

Total Thailand		2,009,993

Turkey - 1.3%
BIM Birlesik Magazalar A.S.	2,401	98,897
KOC Holding A.S.	46,248	176,431
Tupras Turkiye Petrol Rafinerileri A.S.	12,531	268,121
Turkiye Halk Bankasi A.S.	10,900	85,274
Turkiye Is Bankasi Class C	60,700	161,088

Total Turkey		789,811

United Kingdom - 11.1%
Aberdeen Asset Management PLC	23,600	96,129

See Notes to Schedule of Investments.

60    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2012

Investments	Shares	Value
Aggreko PLC	2,184	$70,976
BHP Billiton PLC	45,570	1,290,825
British Sky Broadcasting Group PLC	32,641	356,579
Burberry Group PLC	4,142	86,079
Drax Group PLC	8,500	74,725
Fresnillo PLC	18,182	415,501
InterContinental Hotels Group PLC	3,700	89,080
Intertek Group PLC	1,800	75,436
John Wood Group PLC	3,339	35,900
London Stock Exchange Group PLC	5,675	89,366
Next PLC	3,818	191,567
Royal Dutch Shell PLC Class B	78,498	2,739,425
SABMiller PLC	21,575	864,595
Tate & Lyle PLC	8,400	85,308
United Utilities Group PLC	13,800	146,101

Total United Kingdom		6,707,592

TOTAL COMMON STOCKS (Cost: $59,006,911)		59,327,599

EXCHANGE-TRADED FUNDS - 1.4%

United States - 1.4%
WisdomTree DEFA Fund(a)	2,568	106,521
WisdomTree Emerging Markets Equity Income Fund(a)	1,361	70,513
WisdomTree India Earnings Fund(a)	38,011	654,930

TOTAL EXCHANGE-TRADED FUNDS (Cost: $873,490)		831,964

SHORT-TERM INVESTMENT - 1.2%

MONEY MARKET FUND - 1.2%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $737,273)	737,273	737,273

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $60,617,674)(c)		60,896,836
Liabilities in Excess of Foreign Currency and Other Assets - (0.8)%		(494,961)

NET ASSETS - 100.0%		$60,401,875

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt

*	Non-income producing security.
(a)	Affiliated company (See Note 4).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    61

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Advertising - 0.5%
Asatsu - DK, Inc.	10,739	$300,137
Moshi Moshi Hotline, Inc.	55,700	571,730

Total Advertising		871,867

Agriculture - 0.4%
Hokuto Corp.	21,591	431,062
Sakata Seed Corp.	21,700	292,905

Total Agriculture		723,967

Apparel - 2.1%
Atsugi Co., Ltd.	245,189	301,147
Gunze Ltd.	189,503	517,755
Japan Wool Textile Co., Ltd. (The)(a)	63,402	448,955
Nagaileben Co., Ltd.	24,900	366,369
Onward Holdings Co., Ltd.	134,670	1,016,059
Sanyo Shokai Ltd.	105,260	337,719
Wacoal Holdings Corp.	70,000	828,174

Total Apparel		3,816,178

Auto Manufacturers - 0.5%
Nissan Shatai Co., Ltd.	41,923	444,503
Shinmaywa Industries Ltd.	77,801	383,203

Total Auto Manufacturers		827,706

Auto Parts & Equipment - 4.4%
Akebono Brake Industry Co., Ltd.(a)	88,600	421,958
Calsonic Kansei Corp.	89,000	479,634
Exedy Corp.	30,644	660,196
FCC Co., Ltd.	26,160	436,055
Keihin Corp.	33,821	495,934
KYB Co., Ltd.(a)	109,000	484,960
Musashi Seimitsu Industry Co., Ltd.	17,382	330,474
Nifco, Inc.	25,086	603,020
Nippon Seiki Co., Ltd.	22,000	224,439
Nissin Kogyo Co., Ltd.	33,600	458,163
Pacific Industrial Co., Ltd.	34,000	207,094
Press Kogyo Co., Ltd.	58,000	293,671
Riken Corp.	87,687	351,671
Sanden Corp.(a)	84,963	297,088
Sanoh Industrial Co., Ltd.	26,597	218,003
T RAD Co., Ltd.	80,000	276,726
Tokai Rika Co., Ltd.	41,800	685,229
Toyo Tire & Rubber Co., Ltd.	125,682	422,143
TS Tech Co., Ltd.	21,024	381,272
Unipres Corp.	9,103	235,361

Total Auto Parts & Equipment		7,963,091

Banks - 9.4%
77 Bank Ltd. (The)	171,000	700,802
Akita Bank Ltd. (The)	152,892	427,308
Aomori Bank Ltd. (The)	126,102	385,623
Awa Bank Ltd. (The)	58,378	370,944
Bank of Nagoya Ltd. (The)	151,000	463,655
Bank of Saga Ltd. (The)	160,083	397,248
Bank of the Ryukyus Ltd.	31,800	395,358
Chukyo Bank Ltd. (The)	131,000	297,168
Daisan Bank Ltd. (The)	168,602	323,300
Daishi Bank Ltd. (The)	198,552	594,735
Ehime Bank Ltd. (The)	126,144	346,228
Eighteenth Bank Ltd. (The)	148,000	389,522
Fukui Bank Ltd. (The)	202,667	482,601
Higashi - Nippon Bank Ltd. (The)	214,000	463,993
Higo Bank Ltd. (The)	76,000	402,908
Hokkoku Bank Ltd. (The)	140,621	551,628
Hokuetsu Bank Ltd. (The)	247,003	482,923
Hyakugo Bank Ltd. (The)	126,000	524,276
Hyakujushi Bank Ltd. (The)	153,000	604,023
Juroku Bank Ltd. (The)	191,000	617,596
Kagoshima Bank Ltd. (The)	52,000	314,125
Keiyo Bank Ltd. (The)	155,396	718,650
Kiyo Holdings, Inc.	366,593	532,959
Michinoku Bank Ltd. (The)(a)	139,000	276,990
Mie Bank Ltd. (The)	163,691	365,171
Miyazaki Bank Ltd. (The)	143,000	358,441
Musashino Bank Ltd. (The)	21,278	623,753
Ogaki Kyoritsu Bank Ltd. (The)	187,423	631,868
Oita Bank Ltd. (The)	89,000	290,011
San-In Godo Bank Ltd. (The)	65,000	457,012
Senshu Ikeda Holdings, Inc.	683,800	916,990
Shiga Bank Ltd. (The)	66,923	364,852
Shikoku Bank Ltd. (The)	150,000	394,786
Tochigi Bank Ltd. (The)	99,679	313,566
Toho Bank Ltd. (The)	174,000	490,663
TOMONY Holdings, Inc.	89,927	357,274
Yamanashi Chuo Bank Ltd. (The)	86,066	336,541

Total Banks		16,965,491

Beverages - 1.6%
Coca-Cola Central Japan Co., Ltd.	30,323	394,096
Ito En Ltd.	45,684	854,249
Mikuni Coca-Cola Bottling Co., Ltd.	46,154	398,547
Sapporo Holdings Ltd.	217,000	696,228
Takara Holdings, Inc.	80,000	513,348

Total Beverages		2,856,468

Building Materials - 1.8%
Asahi Organic Chemicals Industry Co., Ltd.	108,000	270,711
Central Glass Co., Ltd.	85,933	331,713
Daiken Corp.	118,901	323,368
Fujitec Co., Ltd.	41,632	264,537
Nichias Corp.	78,827	404,064
Sanwa Holdings Corp.	148,807	641,554
Sumitomo Osaka Cement Co., Ltd.	144,404	475,977
Takara Standard Co., Ltd.	64,063	493,780

Total Building Materials		3,205,704

Chemicals - 9.0%
ADEKA Corp.	67,735	584,903
Aica Kogyo Co., Ltd.	38,771	581,152
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	78,618	340,918
Denki Kagaku Kogyo K.K.	342,000	1,183,005
DIC Corp.	490,000	945,733
Earth Chemical Co., Ltd.	11,300	414,102
Fujimi, Inc.	19,000	281,702
Kureha Corp.	114,648	504,342
Lintec Corp.	42,700	756,174
Nihon Nohyaku Co., Ltd.	40,000	176,463
Nihon Parkerizing Co., Ltd.	25,000	385,073
Nippon Kayaku Co., Ltd.	97,931	916,837
Nippon Soda Co., Ltd.	71,091	283,330
Nippon Synthetic Chemical Industry Co., Ltd. (The)	62,000	382,304
Nissan Chemical Industries Ltd.	114,000	1,105,853
NOF Corp.	93,000	462,727
Sakata INX Corp.	64,000	308,009
Sanyo Chemical Industries Ltd.	81,208	514,992
Sekisui Jushi Corp.	29,000	300,940
Stella Chemifa Corp.	12,300	215,046
Sumitomo Bakelite Co., Ltd.	161,010	748,649

See Notes to Schedule of Investments.

62    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2012

Investments	Shares	Value
Taiyo Holdings Co., Ltd.	22,700	$568,709
Takasago International Corp.	42,000	208,974
Toagosei Co., Ltd.	165,000	641,058
Tokai Carbon Co., Ltd.(a)	106,974	466,562
Tokuyama Corp.(a)	238,000	581,652
Tosoh Corp.	501,000	1,349,981
Toyo Ink SC Holdings Co., Ltd.	259,920	947,947

Total Chemicals		16,157,137

Commercial Services - 2.0%
Aeon Delight Co., Ltd.	23,200	531,225
Kanamoto Co., Ltd.	27,228	305,756
Kyodo Printing Co., Ltd.	117,000	296,203
Kyoritsu Maintenance Co., Ltd.	12,625	269,620
Meiko Network Japan Co., Ltd.	26,800	251,575
Meitec Corp.	24,700	521,303
Nichii Gakkan Co.	29,200	270,079
Sohgo Security Services Co., Ltd.	43,758	591,191
Toppan Forms Co., Ltd.	75,400	641,642

Total Commercial Services		3,678,594

Computers - 2.2%
CAC Corp.	39,700	313,460
DTS Corp.	21,863	275,103
Ines Corp.	48,400	322,100
Melco Holdings, Inc.	13,762	299,249
NEC Fielding Ltd.	51,616	643,664
NEC Networks & System Integration Corp.	29,268	462,551
NET One Systems Co., Ltd.	35,300	467,629
NS Solutions Corp.	33,190	564,883
SCSK Corp.	44,651	646,345

Total Computers		3,994,984

Cosmetics/Personal Care - 1.9%
Fancl Corp.	45,707	570,550
Kose Corp.	25,804	609,607
Lion Corp.	125,629	688,054
Mandom Corp.	15,660	397,241
Pigeon Corp.	10,900	476,764
Pola Orbis Holdings, Inc.	20,833	643,084

Total Cosmetics/Personal Care		3,385,300

Distribution/Wholesale - 3.7%
Ai Holdings Corp.(a)	66,754	361,420
Daiwabo Holdings Co., Ltd.	147,392	275,240
Doshisha Co., Ltd.	11,500	317,803
Hakuto Co., Ltd.	33,583	331,242
Inabata & Co., Ltd.	50,141	313,578
Itochu Enex Co., Ltd.	90,981	513,115
Iwatani Corp.	94,166	365,854
Japan Pulp & Paper Co., Ltd.	128,000	447,575
Kanematsu Electronics Ltd.	34,800	385,988
Nagase & Co., Ltd.	63,604	786,780
Paltac Corp.	35,248	486,819
Ryoden Trading Co., Ltd.	41,079	247,637
San-Ai Oil Co., Ltd.	79,506	356,726
Sankyo Seiko Co., Ltd.	88,600	292,039
Sinanen Co., Ltd.	78,771	331,709
Tomen Electronics Corp.	17,400	252,528
Yamazen Corp.	41,806	323,277
Yuasa Trading Co., Ltd.	196,000	351,272

Total Distribution/Wholesale		6,740,602

Diversified Financial Services - 0.8%
Ichiyoshi Securities Co., Ltd.	67,616	381,341
Okasan Securities Group, Inc.	93,000	362,489
Tokai Tokyo Financial Holdings, Inc.	193,106	689,751

Total Diversified Financial Services		1,433,581

Electrical Components & Equipment - 1.7%
Casio Computer Co., Ltd.(a)	190,900	1,241,723
Fujikura Ltd.	165,000	488,031
Nissin Electric Co., Ltd.	54,000	358,692
Tatsuta Electric Wire and Cable Co., Ltd.(a)	33,060	210,069
Ushio, Inc.	63,000	773,781

Total Electrical Components & Equipment		3,072,296

Electronics - 4.5%
Alps Electric Co., Ltd.	116,500	813,266
Anritsu Corp.	46,000	516,556
Azbil Corp.	57,600	1,172,357
Cosel Co., Ltd.	27,600	384,650
Eizo Nanao Corp.	16,008	319,197
Horiba Ltd.	13,500	470,360
Idec Corp.	41,493	378,060
Inaba Denki Sangyo Co., Ltd.	19,594	563,582
Japan Aviation Electronics Industry Ltd.	39,000	339,704
Koa Corp.	32,100	304,143
Kuroda Electric Co., Ltd.	30,102	341,802
Minebea Co., Ltd.	159,000	625,718
Nichicon Corp.	34,874	336,109
Nohmi Bosai Ltd.	52,843	347,033
Ryosan Co., Ltd.	16,200	316,528
Shinko Shoji Co., Ltd.	28,338	228,366
Star Micronics Co., Ltd.	37,834	364,637
Toyo Corp.	29,100	310,731

Total Electronics		8,132,799

Engineering & Construction - 4.5%
COMSYS Holdings Corp.	65,107	762,125
Hibiya Engineering Ltd.	30,700	348,208
Kandenko Co., Ltd.	126,138	594,409
Kyowa Exeo Corp.	55,666	565,102
Kyudenko Corp.	45,000	276,914
Maeda Corp.	93,609	431,735
Maeda Road Construction Co., Ltd.	39,694	496,486
Nippo Corp.	39,358	435,064
Nippon Road Co., Ltd. (The)(a)	56,596	229,817
Nishimatsu Construction Co., Ltd.	193,037	367,735
Okumura Corp.	168,096	604,631
Sanki Engineering Co., Ltd.	70,718	385,541
Shinko Plantech Co., Ltd.	45,608	393,833
Taihei Kogyo Co., Ltd.	41,047	197,030
Taikisha Ltd.	14,065	292,617
Takasago Thermal Engineering Co., Ltd.	61,272	475,340
Toda Corp.	183,072	569,017
Toshiba Plant Systems & Services Corp.	33,000	390,011
Toyo Engineering Corp.	70,223	302,754

Total Engineering & Construction		8,118,369

Entertainment - 0.8%
Avex Group Holdings, Inc.	36,567	539,408
Shochiku Co., Ltd.(a)	28,000	274,420
Toei Co., Ltd.	56,405	267,215
Tokyotokeiba Co., Ltd.(a)	208,475	287,408

Total Entertainment		1,368,451

Environmental Control - 0.7%
Asahi Holdings, Inc.	28,200	569,018
Daiseki Co., Ltd.	16,900	292,716
Hitachi Zosen Corp.	355,675	432,391

Total Environmental Control		1,294,125

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    63

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2012

Investments	Shares	Value
Food - 4.8%
Ariake Japan Co., Ltd.	20,528	$428,363
Ezaki Glico Co., Ltd.	45,865	518,489
Fuji Oil Co., Ltd.	32,400	422,715
House Foods Corp.	38,500	652,845
Izumiya Co., Ltd.	41,872	210,436
J-Oil Mills, Inc.(a)	125,981	378,938
Kasumi Co., Ltd.	37,679	258,780
Kato Sangyo Co., Ltd.	22,916	459,813
Marudai Food Co., Ltd.	99,000	378,431
Maruha Nichiro Holdings, Inc.	243,327	384,249
Mitsui Sugar Co., Ltd.	96,879	312,043
Morinaga & Co., Ltd.	177,439	402,512
Morinaga Milk Industry Co., Ltd.	113,411	433,517
Nichirei Corp.	157,096	769,827
Nippon Flour Mills Co., Ltd.	89,766	393,760
Nippon Suisan Kaisha Ltd.	264,251	715,356
Nisshin Oillio Group Ltd. (The)	111,477	469,436
Prima Meat Packers Ltd.	126,000	225,818
Showa Sangyo Co., Ltd.	101,000	327,848
Yokohama Reito Co., Ltd.	49,862	386,823
Yonekyu Corp.	21,000	206,868

Total Food		8,736,867

Forest Products & Paper - 0.7%
Chuetsu Pulp & Paper Co., Ltd.	159,000	300,902
Daio Paper Corp.	60,597	382,007
Hokuetsu Kishu Paper Co., Ltd.	124,132	664,298

Total Forest Products & Paper		1,347,207

Gas - 0.4%
Saibu Gas Co., Ltd.	218,362	571,972
Shizuoka Gas Co., Ltd.	30,392	202,258

Total Gas		774,230

Hand/Machine Tools - 1.5%
Asahi Diamond Industrial Co., Ltd.(a)	43,500	493,934
Fuji Electric Co., Ltd.	293,000	708,723
Hitachi Koki Co., Ltd.	77,927	650,450
Meidensha Corp.(a)	82,000	307,281
OSG Corp.	36,000	513,899

Total Hand/Machine Tools		2,674,287

Healthcare-Products - 1.0%
Hogy Medical Co., Ltd.	7,300	332,567
Nihon Kohden Corp.	19,779	600,137
Nipro Corp.	137,396	862,707

Total Healthcare-Products		1,795,411

Healthcare-Services - 0.2%
Ain Pharmaciez, Inc.	3,644	218,987
CMIC Holdings Co., Ltd.	13,101	198,182

Total Healthcare-Services		417,169

Home Builders - 0.8%
Mitsui Home Co., Ltd.	76,910	417,371
PanaHome Corp.	106,177	665,353
Token Corp.	10,427	418,177

Total Home Builders		1,500,901

Home Furnishings - 1.0%
Alpine Electronics, Inc.	35,500	420,448
Canon Electronics, Inc.	30,200	631,327
Nidec Sankyo Corp.	93,000	480,211
TOA Corp.	34,000	271,011

Total Home Furnishings		1,802,997

Household Products/Wares - 0.3%
Kokuyo Co., Ltd.	75,703	562,625

Housewares - 0.2%
Noritake Co., Ltd.	151,099	393,891

Internet - 1.5%
eAccess Ltd.(a)	4,057	789,638
GMO Internet, Inc.	97,721	509,487
Macromill, Inc.(a)	18,800	199,333
SBI Holdings, Inc.	9,360	686,251
Start Today Co., Ltd.	31,600	440,000

Total Internet		2,624,709

Iron/Steel - 1.8%
Aichi Steel Corp.	144,314	578,775
Kyoei Steel Ltd.	15,814	287,581
Mitsubishi Steel Manufacturing Co., Ltd.	108,000	272,064
Nisshin Steel Co., Ltd.	353,000	491,077
Sanyo Special Steel Co., Ltd.	108,000	464,269
Topy Industries Ltd.	102,000	288,908
Toyo Kohan Co., Ltd.	90,000	319,213
Yodogawa Steel Works Ltd.	125,993	483,192

Total Iron/Steel		3,185,079

Leisure Time - 1.3%
Dunlop Sports Co., Ltd.	30,800	379,451
HIS Co., Ltd.	10,214	362,527
Mizuno Corp.	97,616	522,397
Round One Corp.	94,595	502,673
Yamaha Corp.	57,500	587,323

Total Leisure Time		2,354,371

Lodging - 0.3%
Resorttrust, Inc.	35,260	585,531

Machinery-Construction & Mining - 0.4%
Aichi Corp.	61,815	276,575
Modec, Inc.	20,288	390,301

Total Machinery-Construction & Mining		666,876

Machinery-Diversified - 2.9%
Aida Engineering Ltd.	50,100	312,065
CKD Corp.	37,400	257,802
Daifuku Co., Ltd.	64,062	400,638
Ebara Corp.	142,000	544,580
Komori Corp.	56,029	389,022
Makino Milling Machine Co., Ltd.(a)	47,000	282,742
Max Co., Ltd.	35,680	421,238
Miura Co., Ltd.	15,424	408,652
Nippon Sharyo Ltd.	82,000	283,645
Nippon Thompson Co., Ltd.	70,000	330,743
OKUMA Corp.	56,000	374,784
Organo Corp.	45,000	285,938
Toshiba Machine Co., Ltd.	63,806	328,666
Tsubakimoto Chain Co.	64,228	369,478
Tsugami Corp.(a)	32,000	222,183

Total Machinery-Diversified		5,212,176

Media - 0.2%
Kadokawa Group Holdings, Inc.(a)	10,600	289,610

Metal Fabricate/Hardware - 2.3%
Furukawa-Sky Aluminum Corp.	133,000	398,383
Hanwa Co., Ltd.	166,114	628,731
Kitz Corp.	70,876	301,128
Nachi-Fujikoshi Corp.	75,000	314,889
Nippon Steel Trading Co., Ltd.	106,000	297,581
NTN Corp.	376,000	1,168,668

See Notes to Schedule of Investments.

64    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2012

Investments	Shares	Value
Oiles Corp.	14,893	$304,057
Ryobi Ltd.	107,000	340,619
Toho Zinc Co., Ltd.	88,967	347,884

Total Metal Fabricate/Hardware		4,101,940

Mining - 0.8%
Mitsui Mining & Smelting Co., Ltd.(a)	209,000	453,152
Nippon Coke & Engineering Co., Ltd.	234,500	305,652
Nippon Light Metal Co., Ltd.	241,000	308,084
OSAKA Titanium Technologies Co.	12,000	364,106

Total Mining		1,430,994

Miscellaneous Manufacturing - 1.8%
Amano Corp.	59,617	505,090
Bando Chemical Industries Ltd.	55,082	207,791
Mitsuboshi Belting Co., Ltd.	62,525	296,208
Morita Holdings Corp.	26,101	178,935
Nikkiso Co., Ltd.	31,000	324,026
Nippon Valqua Industries Ltd.	115,042	315,756
Okamoto Industries, Inc.	73,000	279,045
Shin-Etsu Polymer Co., Ltd.	60,674	279,075
Tamron Co., Ltd.	14,366	475,506
Tokai Rubber Industries Ltd.	41,600	453,069

Total Miscellaneous Manufacturing		3,314,501

Office Furnishings - 0.2%
Okamura Corp.	41,676	312,870

Office/Business Equipment -0.7%
Riso Kagaku Corp.	14,806	257,746
Sato Holdings Corp.	22,864	337,558
Toshiba TEC Corp.	156,070	584,847

Total Office/Business Equipment		1,180,151

Oil & Gas - 0.3%
TOKAI Holdings Corp.	110,000	532,147

Packaging & Containers - 0.2%
Fuji Seal International, Inc.	18,500	351,266

Pharmaceuticals - 3.6%
Kaken Pharmaceutical Co., Ltd.	71,261	998,494
KYORIN Holdings, Inc.	39,963	840,430
Mochida Pharmaceutical Co., Ltd.	53,055	609,744
Nichi-iko Pharmaceutical Co., Ltd.	15,800	347,723
Nippon Shinyaku Co., Ltd.	28,000	350,921
Sawai Pharmaceutical Co., Ltd.(a)	4,112	442,173
Seikagaku Corp.	35,655	348,104
Ship Healthcare Holdings, Inc.	16,534	396,824
Toho Holdings Co., Ltd.	20,000	404,311
Towa Pharmaceutical Co., Ltd.	6,000	335,756
Tsumura & Co.	41,300	1,090,084
ZERIA Pharmaceutical Co., Ltd.	18,000	301,166

Total Pharmaceuticals		6,465,730

Private Equity - 0.2%
Jafco Co., Ltd.(a)	22,600	434,496

Real Estate - 2.2%
Airport Facilities Co., Ltd.	68,800	307,828
Arnest One Corp.	59,800	754,713
Daikyo, Inc.	134,000	349,317
Goldcrest Co., Ltd.	30,874	472,068
Heiwa Real Estate Co., Ltd.	158,500	367,496
Relo Holdings, Inc.	11,800	398,263
Tokyo Tatemono Co., Ltd.*	167,000	621,619
Tokyu Livable, Inc.(a)	31,361	339,197
Touei Housing Corp.	34,900	361,291

Total Real Estate		3,971,792

Retail - 8.2%
Alpen Co., Ltd.	17,421	340,385
AOKI Holdings, Inc.	22,984	481,342
Arcs Co., Ltd.	25,794	549,888
ASKUL Corp.	25,265	287,829
Belluna Co., Ltd.	36,324	286,349
Cawachi Ltd.	13,300	291,537
Chiyoda Co., Ltd.	29,491	637,204
DCM Holdings Co., Ltd.	94,845	671,606
Doutor Nichires Holdings Co., Ltd.	29,453	377,252
EDION Corp.(a)	115,377	576,957
Fuji Co., Ltd.	8,300	180,376
Gulliver International Co., Ltd.	11,070	353,646
Heiwado Co., Ltd.	30,292	411,917
Honeys Co., Ltd.	11,580	216,681
Ichibanya Co., Ltd.	9,300	273,906
Izumi Co., Ltd.	23,600	471,468
Keiyo Co., Ltd.(a)	45,120	279,915
Komeri Co., Ltd.	17,937	469,613
K’s Holdings Corp.(a)	35,500	1,033,989
Matsumotokiyoshi Holdings Co., Ltd.	21,600	478,075
Parco Co., Ltd.(a)	43,527	432,051
Plenus Co., Ltd.	34,268	657,100
Point, Inc.	20,320	699,065
Ryohin Keikaku Co., Ltd.(a)	14,482	785,901
Senshukai Co., Ltd.(a)	37,500	241,572
Shimachu Co., Ltd.	20,564	449,217
St. Marc Holdings Co., Ltd.	8,148	304,516
Tsuruha Holdings, Inc.	10,267	637,586
United Arrows Ltd.	15,529	385,744
Valor Co., Ltd.	22,591	372,034
WATAMI Co., Ltd.	12,429	263,409
Xebio Co., Ltd.	16,489	375,492
Zensho Holdings Co., Ltd.(a)	36,519	456,774

Total Retail		14,730,396

Semiconductors - 0.6%
Mimasu Semiconductor Industry Co., Ltd.	38,100	326,613
Shinko Electric Industries Co., Ltd.(a)	86,700	682,386

Total Semiconductors		1,008,999

Shipbuilding - 0.6%
Mitsui Engineering & Shipbuilding Co., Ltd.	580,000	828,675
Sasebo Heavy Industries Co., Ltd.	251,063	286,336

Total Shipbuilding		1,115,011

Software - 1.6%
Capcom Co., Ltd.(a)	32,913	685,567
IT Holdings Corp.	36,800	437,228
NEC Mobiling Ltd.	12,961	511,683
NSD Co., Ltd.	53,200	434,054
Transcosmos, Inc.	34,900	471,078
Zenrin Co., Ltd.	38,602	379,295

Total Software		2,918,905

Storage/Warehousing - 0.8%
Mitsubishi Logistics Corp.(a)	50,000	524,502
Mitsui-Soko Co., Ltd.	94,746	345,546
Sumitomo Warehouse Co., Ltd. (The)	115,417	548,227

Total Storage/Warehousing		1,418,275

Telecommunications - 0.2%
Hitachi Kokusai Electric, Inc.	42,000	328,462

Textiles - 1.3%
Kurabo Industries Ltd.	227,169	395,745

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    65

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2012

Investments	Shares	Value
Nisshinbo Holdings, Inc.	69,000	$524,051
Nitto Boseki Co., Ltd.(a)	125,960	391,504
Seiren Co., Ltd.	35,911	256,089
Toyobo Co., Ltd.	598,000	824,414

Total Textiles		2,391,803

Toys/Games/Hobbies - 0.2%
Tomy Co., Ltd.	62,577	407,821

Transportation - 2.3%
Fuji Kyuko Co., Ltd.	38,008	221,503
Fukuyama Transporting Co., Ltd.(a)	111,059	602,689
Kintetsu World Express, Inc.	8,983	286,073
Nippon Konpo Unyu Soko Co., Ltd.	35,460	448,416
Nishi-Nippon Railroad Co., Ltd.	122,000	544,329
Sankyu, Inc.	188,272	670,125
Seino Holdings Corp.	64,711	431,461
Senko Co., Ltd.(a)	92,156	404,244
Sotetsu Holdings, Inc.	186,000	617,746

Total Transportation		4,226,586

TOTAL COMMON STOCKS (Cost: $178,105,692)		180,172,792

United States - 8.2%

SHORT-TERM INVESTMENT - 1.4%

MONEY MARKET FUND - 1.4%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $2,545,943)	2,545,943	2,545,943

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

MONEY MARKET FUND - 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(b) (Cost: $12,312,225)(c)	12,312,225	12,312,225

TOTAL INVESTMENTS IN SECURITIES - 108.1% (Cost: $192,963,860)(d)		195,030,960
Liabilities in Excess of Foreign Currency and Other Assets - (8.1)%		(14,605,823)

NET ASSETS - 100.0%		$180,425,137

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	At June 30, 2012, the total market value of the Fund’s securities on loan was $11,054,234 and the total market value of the collateral held by the Fund was $12,312,225.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

66    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 97.0%

Australia - 22.8%
AGL Energy Ltd.	12,641	$191,385
Amcor Ltd.	28,047	203,834
AMP Ltd.	72,917	287,763
Australia & New Zealand Banking Group Ltd.	58,962	1,331,471
BHP Billiton Ltd.	72,642	2,341,820
Brambles Ltd.	37,294	235,486
Coca-Cola Amatil Ltd.	19,630	269,229
Commonwealth Bank of Australia	34,155	1,859,062
Computershare Ltd.	15,866	120,512
Crown Ltd.	18,899	164,472
CSL Ltd.	5,295	213,958
Fortescue Metals Group Ltd.(a)	34,600	173,787
Iluka Resources Ltd.	14,900	172,893
Insurance Australia Group Ltd.	33,575	119,768
Macquarie Group Ltd.	4,584	122,170
National Australia Bank Ltd.	60,625	1,462,862
Newcrest Mining Ltd.	3,454	80,051
Orica Ltd.	9,629	243,695
Origin Energy Ltd.	28,378	354,884
QBE Insurance Group Ltd.	20,323	278,733
Rio Tinto Ltd.	7,074	409,693
Santos Ltd.	13,870	151,416
Sonic Healthcare Ltd.	10,407	135,480
Suncorp Group Ltd.	23,266	192,937
Sydney Airport	65,600	195,006
Telstra Corp., Ltd.	622,276	2,353,719
Wesfarmers Ltd.	45,489	1,394,192
Westpac Banking Corp.	81,576	1,766,880
Woodside Petroleum Ltd.	18,041	573,651
Woolworths Ltd.	37,565	1,031,961
WorleyParsons Ltd.	5,639	145,084

Total Australia		18,577,854

China - 9.8%
Agricultural Bank of China Ltd. Class H(a)	294,000	117,117
Bank of China Ltd. Class H	1,939,100	734,957
China Citic Bank Corp., Ltd. Class H	373,500	190,196
China Communications Construction Co., Ltd. Class H	328,300	286,533
China Construction Bank Corp. Class H	4,110,100	2,802,997
China Longyuan Power Group Corp. Class H	102,800	66,927
China National Building Material Co., Ltd.
Class H(a)	111,100	118,736
China Petroleum & Chemical Corp. Class H	603,400	535,190
China Shenhua Energy Co., Ltd. Class H	103,800	361,976
China Telecom Corp., Ltd. Class H	1,369,800	595,116
Dongfeng Motor Group Co., Ltd. Class H	94,000	144,208
Guangzhou R&F Properties Co., Ltd. Class H	87,100	114,309
Industrial & Commercial Bank of China Class H	1,658,900	917,471
PetroChina Co., Ltd. Class H	540,000	692,678
PICC Property & Casualty Co., Ltd. Class H	126,600	141,504
Ping An Insurance Group Co. Class H	14,500	115,337
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	17,615
Sinopharm Group Co., Ltd. Class H	30,300	83,203

Total China		8,036,070

Hong Kong - 19.4%
AIA Group Ltd.	57,000	194,731
BOC Hong Kong Holdings Ltd.	204,109	620,996
Cathay Pacific Airways Ltd.	120,000	192,759
Cheung Kong Holdings Ltd.	30,277	369,248
China Merchants Holdings International Co., Ltd.	86,592	261,779
China Mobile Ltd.	572,030	6,249,901
China Overseas Land & Investment Ltd.(a)	59,065	136,910
China Resources Enterprise Ltd.	34,600	102,370
China Resources Power Holdings Co., Ltd.	70,218	143,933
China Unicom Hong Kong Ltd.	189,948	239,001
Citic Pacific Ltd.	107,383	161,970
CLP Holdings Ltd.	67,366	571,020
CNOOC Ltd.	1,099,262	2,182,411
Hang Lung Properties Ltd.	72,000	243,191
Hang Seng Bank Ltd.	35,203	481,061
Henderson Land Development Co., Ltd.	30,000	164,951
Hong Kong & China Gas Co., Ltd.	130,751	276,779
Hong Kong Exchanges and Clearing Ltd.	18,873	267,638
Hutchison Whampoa Ltd.	93,027	797,527
Lenovo Group Ltd.	106,000	89,371
MTR Corp., Ltd.	124,265	423,730
New World Development Co., Ltd.	81,557	94,733
Power Assets Holdings Ltd.	62,079	464,981
Sino Land Co., Ltd.	84,924	127,219
SJM Holdings Ltd.	139,432	256,688
Sun Art Retail Group Ltd.	147,500	161,441
Sun Hung Kai Properties Ltd.	35,534	417,557
Wharf Holdings Ltd.	26,350	144,542

Total Hong Kong		15,838,438

Indonesia - 4.1%
Adaro Energy Tbk PT	868,600	134,093
Astra International Tbk PT	867,132	632,404
Bank Central Asia Tbk PT	278,500	216,455
Bank Mandiri Persero Tbk PT	315,300	241,699
Bank Rakyat Indonesia Persero Tbk PT	251,500	170,032
Gudang Garam Tbk PT	22,300	146,015
Indo Tambangraya Megah Tbk PT	84,800	324,574
Perusahaan Gas Negara Persero Tbk PT	777,400	291,758
Semen Gresik Persero Tbk PT	137,000	164,823
Telekomunikasi Indonesia Persero Tbk PT	539,500	468,132
Unilever Indonesia Tbk PT	150,500	366,936
United Tractors Tbk PT	74,900	170,254

Total Indonesia		3,327,175

Malaysia - 5.7%
AMMB Holdings Bhd	57,000	112,905
Axiata Group Bhd	163,500	281,639
British American Tobacco Malaysia Bhd	11,000	193,985
CIMB Group Holdings Bhd	101,000	240,772
DiGi.Com Bhd	268,300	359,085
Genting Malaysia Bhd	140,300	159,055
IOI Corp. Bhd	164,800	269,347
Kuala Lumpur Kepong Bhd	29,600	213,832
Malayan Banking Bhd	217,500	595,890
Maxis Bhd	346,900	698,061
Petronas Chemicals Group Bhd	235,000	478,807
Petronas Dagangan Bhd	26,800	178,076
Petronas Gas Bhd	34,800	197,260
Public Bank Bhd	50,000	216,659
Sime Darby Bhd	144,300	449,418

Total Malaysia		4,644,791

Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	152,800	177,514
Aboitiz Power Corp.	236,400	191,600
Manila Electric Co.	32,250	193,951
Philippine Long Distance Telephone Co.	8,000	503,145

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    67

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2012

Investments	Shares	Value
San Miguel Corp.	13,254	$35,860
SM Investments Corp.	7,120	123,356

Total Philippines		1,225,426

Singapore - 8.5%
DBS Group Holdings Ltd.	34,017	372,447
Fraser and Neave Ltd.	30,970	171,132
Hutchison Port Holdings Trust Class U	429,000	304,590
Jardine Cycle & Carriage Ltd.	8,676	317,166
Keppel Corp., Ltd.	51,235	415,769
Oversea-Chinese Banking Corp., Ltd.	42,517	295,015
SembCorp Industries Ltd.	48,116	194,849
SembCorp Marine Ltd.(a)	81,757	308,493
Singapore Airlines Ltd.	105,557	864,087
Singapore Exchange Ltd.	29,869	148,779
Singapore Press Holdings Ltd.	75,000	230,897
Singapore Technologies Engineering Ltd.	110,625	271,585
Singapore Telecommunications Ltd.	886,577	2,309,523
StarHub Ltd.	75,000	202,479
United Overseas Bank Ltd.	18,574	273,595
Wilmar International Ltd.	78,781	224,502

Total Singapore		6,904,908

South Korea - 5.9%
Cheil Industries, Inc.	213	18,578
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,320	75,945
Doosan Heavy Industries & Construction Co., Ltd.	920	46,187
GS Holdings	1,982	89,985
Hankook Tire Co., Ltd.	1,030	40,738
Honam Petrochemical Corp.	87	17,964
Hyundai Engineering & Construction Co., Ltd.	648	36,775
Hyundai Glovis Co., Ltd.	412	78,238
Hyundai Heavy Industries Co., Ltd.	748	168,167
Hyundai Motor Co.	1,216	246,842
Hyundai Steel Co.	232	17,015
Industrial Bank of Korea	8,140	90,614
Kangwon Land, Inc.	5,430	115,441
KB Financial Group, Inc.	3,232	104,126
Kia Motors Corp.	2,106	137,354
Korea Zinc Co., Ltd.	181	60,842
KT Corp. ADR	23,556	310,468
KT Corp.	1,400	37,098
KT&G Corp.	3,881	275,145
LG Chem Ltd.	684	174,382
LG Corp.	2,498	119,955
LG Electronics, Inc.	285	15,179
LG Household & Health Care Ltd.	81	43,635
Lotte Shopping Co., Ltd.	69	18,766
NCSoft Corp.	33	7,866
OCI Co., Ltd.	126	24,807
POSCO	1,645	522,074
Samsung C&T Corp.	1,464	83,595
Samsung Electronics Co., Ltd.	424	444,601
Samsung Engineering Co., Ltd.	572	89,644
Samsung Life Insurance Co., Ltd.	1,885	153,223
Samsung SDI Co., Ltd.	323	42,724
Shinhan Financial Group Co., Ltd.	3,664	127,001
SK Holdings Co., Ltd.	297	34,358
SK Innovation Co., Ltd.	1,395	168,080
SK Telecom Co., Ltd. ADR	31,800	384,780
SK Telecom Co., Ltd.	800	87,309
S-Oil Corp.	4,091	324,322

Total South Korea		4,833,823

Taiwan - 14.9%
Advanced Semiconductor Engineering, Inc.	108,446	88,724
Asustek Computer, Inc.	21,740	197,504
Cheng Shin Rubber Industry Co., Ltd.	34,800	87,335
China Steel Corp.	662,800	620,994
Chunghwa Telecom Co., Ltd.	332,000	1,044,270
Compal Electronics, Inc.	304,000	278,213
Delta Electronics, Inc.	102,000	310,249
Far Eastern New Century Corp.	233,250	245,855
Far EasTone Telecommunications Co., Ltd.	91,000	197,012
Formosa Chemicals & Fibre Corp.	396,000	1,038,862
Formosa Petrochemical Corp.	326,000	882,496
Formosa Plastics Corp.	382,000	1,020,030
Foxconn Technology Co., Ltd.	3,150	11,331
Fubon Financial Holding Co., Ltd.	121,487	121,141
Hon Hai Precision Industry Co., Ltd.	83,500	249,788
HTC Corp.	60,450	787,863
MediaTek, Inc.	63,000	575,506
Mega Financial Holding Co., Ltd.	188,200	137,600
Nan Ya Plastics Corp.	478,000	854,114
President Chain Store Corp.	28,000	148,503
Quanta Computer, Inc.	119,000	316,165
Taiwan Cement Corp.	155,000	183,344
Taiwan Mobile Co., Ltd.*	121,100	399,142
Taiwan Semiconductor Manufacturing Co., Ltd.*	672,000	1,828,128
Uni-President Enterprises Corp.	96,700	154,021
United Microelectronics Corp.	816,000	352,230

Total Taiwan		12,130,420

Thailand - 4.4%
Advanced Info Service PCL	102,800	597,185
Bangkok Bank PCL NVDR	29,900	180,285
Charoen Pokphand Foods PCL	164,700	199,652
CP ALL PCL	135,500	151,456
Indorama Ventures PCL	122,453	106,029
PTT Exploration & Production PCL	72,600	384,030
PTT Global Chemical PCL	134,394	234,851
PTT PCL	80,700	820,721
Shin Corp. PCL	222,100	424,829
Siam Cement PCL NVDR	34,571	343,969
Siam Commercial Bank PCL	39,700	183,750

Total Thailand		3,626,757

TOTAL COMMON STOCKS (Cost: $79,452,988)		79,145,662

EXCHANGE-TRADED FUNDS - 2.2%

United States - 2.2%
WisdomTree India Earnings Fund(a)(b) (Cost: $2,279,452)	104,653	1,803,171

SHORT-TERM INVESTMENT - 0.9%

MONEY MARKET FUND - 0.9%
Invesco Treasury Fund Private Class 0.02%(c) (Cost: $766,122)	766,122	766,122

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

MONEY MARKET FUND - 2.9%
Dreyfus Institutional Preferred Money Market Fund 0.16%(c) (Cost: $2,335,657)(d)	2,335,657	2,335,657

TOTAL INVESTMENTS IN SECURITIES - 103.0%

See Notes to Schedule of Investments.

68    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2012

Investments	Shares	Value
(Cost: $84,834,219)(e)		$84,050,612
Liabilities in Excess of Foreign Currency and Other Assets - (3.0)%		(2,450,487)

NET ASSETS - 100.0%		$81,600,125

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depository Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $2,229,710 and the total market value of the collateral held by the Fund was $2,335,657.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    69

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 99.6%

Agriculture - 1.1%
GrainCorp Ltd.	70,973	$691,133

Banks - 11.6%
Australia & New Zealand Banking Group Ltd.	72,303	1,632,736
Commonwealth Bank of Australia	29,921	1,628,605
National Australia Bank Ltd.	77,561	1,871,522
Westpac Banking Corp.	87,429	1,893,652

Total Banks		7,026,515

Beverages - 2.4%
Coca-Cola Amatil Ltd.	66,054	905,942
Treasury Wine Estates Ltd.	116,323	518,680

Total Beverages		1,424,622

Biotechnology - 0.6%
CSL Ltd.	8,793	355,303

Building Materials - 1.2%
Boral Ltd.	245,339	741,880

Chemicals - 1.1%
Incitec Pivot Ltd.	227,639	665,023

Coal - 1.2%
New Hope Corp., Ltd.(a)	142,558	585,978
Whitehaven Coal Ltd.	27,446	116,754

Total Coal		702,732

Commercial Services - 1.0%
Brambles Ltd.	97,591	616,220

Computers - 1.1%
Computershare Ltd.	85,781	651,560

Diversified Financial Services - 1.4%
Macquarie Group Ltd.	31,691	844,606

Electric - 2.5%
AGL Energy Ltd.	47,632	721,148
Origin Energy Ltd.	63,724	796,908

Total Electric		1,518,056

Engineering & Construction - 7.6%
Leighton Holdings Ltd.	27,804	463,703
Monadelphous Group Ltd.	47,421	1,062,591
Sydney Airport	357,756	1,063,482
UGL Ltd.	101,278	1,288,344
WorleyParsons Ltd.	24,857	639,540

Total Engineering & Construction		4,517,660

Entertainment - 6.8%
TABCORP Holdings Ltd.	776,469	2,332,045
Tatts Group Ltd.	649,780	1,745,070

Total Entertainment		4,077,115

Food - 3.8%
Metcash Ltd.	367,364	1,269,029
Woolworths Ltd.	37,899	1,041,136

Total Food		2,310,165

Gas - 1.7%
Envestra Ltd.	1,276,642	1,027,268

Healthcare-Products - 1.2%
Cochlear Ltd.(a)	10,964	739,953

Healthcare-Services - 3.6%
Primary Health Care Ltd.	257,791	779,534
Ramsay Health Care Ltd.	24,000	556,233
Sonic Healthcare Ltd.	65,380	851,126

Total Healthcare-Services		2,186,893

Insurance - 7.9%
AMP Ltd.	356,857	1,408,316
Insurance Australia Group Ltd.	261,480	932,745
QBE Insurance Group Ltd.	86,600	1,187,734
Suncorp Group Ltd.	148,682	1,232,969

Total Insurance		4,761,764

Internet - 3.0%
carsales.com Ltd.(a)	144,714	890,035
REA Group Ltd.	33,096	465,113
Seek Ltd.	73,028	474,596

Total Internet		1,829,744

Investment Companies - 1.0%
Hastings Diversified Utilities Fund	254,483	626,059

Iron/Steel - 0.6%
Fortescue Metals Group Ltd.(a)	71,192	357,579

Leisure Time - 1.8%
Flight Centre Ltd.(a)	54,883	1,064,961

Lodging - 1.4%
Crown Ltd.	93,221	811,272
Echo Entertainment Group Ltd.(a)	12,161	53,353

Total Lodging		864,625

Media - 7.8%
Consolidated Media Holdings Ltd.	248,064	856,917
Fairfax Media Ltd.(a)	1,732,812	985,802
Seven West Media Ltd.	1,618,277	2,894,632

Total Media		4,737,351

Mining - 8.2%
BHP Billiton Ltd.	22,285	718,420
Iluka Resources Ltd.	87,006	1,009,580
Mineral Resources Ltd.	89,267	818,953
Newcrest Mining Ltd.	8,358	193,708
Orica Ltd.	31,558	798,685
OZ Minerals Ltd.	119,643	963,951
Rio Tinto Ltd.	8,256	478,149

Total Mining		4,981,446

Miscellaneous Manufacturing - 1.5%
Ansell Ltd.	27,272	369,008
Campbell Brothers Ltd.	9,707	539,796

Total Miscellaneous Manufacturing		908,804

Oil & Gas - 3.4%
Beach Energy Ltd.	211,024	203,332
Beach Energy Ltd. - Entitlement Shares*	56,875	54,802
Caltex Australia Ltd.	49,982	692,684
Santos Ltd.	41,126	448,964
Woodside Petroleum Ltd.	20,790	661,061

Total Oil & Gas		2,060,843

Packaging & Containers - 1.2%
Amcor Ltd.	96,411	700,677

Retail - 5.8%
Harvey Norman Holdings Ltd.(a)	613,493	1,226,279
Wesfarmers Ltd.	36,880	1,130,335
Wesfarmers Ltd. PPS	36,137	1,169,053

Total Retail		3,525,667

Telecommunications - 3.9%
Telstra Corp., Ltd.	458,096	1,732,718

See Notes to Schedule of Investments.

70    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2012

Investments	Shares	Value
TPG Telecom Ltd.	338,448	$605,386

Total Telecommunications		2,338,104

Transportation - 2.2%
Qr National Ltd.	97,831	340,958
Toll Holdings Ltd.	242,260	988,348

Total Transportation		1,329,306

TOTAL COMMON STOCKS (Cost: $62,772,420)		60,183,634

United States - 7.4%

SHORT-TERM INVESTMENT - 0.6%

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class 0.02%(b) (Cost: $386,469)	386,469	386,469

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

MONEY MARKET FUND - 6.8%
Dreyfus Institutional Preferred Money Market Fund 0.16%(b) (Cost: $4,115,968)(c)	4,115,968	4,115,968

TOTAL INVESTMENTS IN SECURITIES - 107.0% (Cost: $67,274,857)(d)		64,686,071
Liabilities in Excess of Foreign Currency and Other Assets - (7.0)%		(4,205,452)

NET ASSETS - 100.0%		$60,480,619

PPS	-	Price Protected Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	At June 30, 2012, the total market value of the Fund’s securities on loan was $3,877,481 and the total market value of the collateral held by the Fund was $4,115,968.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    71

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 13.0%
Amcor Ltd.	40,424	$293,786
AMP Ltd.	92,263	364,111
Australia & New Zealand Banking Group Ltd.	101,886	2,300,775
BHP Billiton Ltd.	61,513	1,983,045
Brambles Ltd.	43,872	277,021
Coca-Cola Amatil Ltd.	30,947	424,443
Commonwealth Bank of Australia	53,140	2,892,419
Macquarie Group Ltd.	13,982	372,639
National Australia Bank Ltd.	97,915	2,362,658
Newcrest Mining Ltd.	1,773	41,092
Orica Ltd.	11,278	285,429
Origin Energy Ltd.	23,958	299,609
QBE Insurance Group Ltd.	53,306	731,101
Rio Tinto Ltd.	5,822	337,183
Santos Ltd.	22,145	241,752
Suncorp Group Ltd.	39,386	326,615
Telstra Corp., Ltd.	514,519	1,946,135
Wesfarmers Ltd.	39,979	1,225,316
Westpac Banking Corp.	135,703	2,939,233
Woodside Petroleum Ltd.	17,480	555,813
Woolworths Ltd.	33,547	921,581

Total Australia		21,121,756

Austria - 0.0%
Bank Austria Creditanstalt AG*†(a)	1,715	—

Belgium - 1.1%
Anheuser-Busch InBev N.V.	13,203	1,027,098
Belgacom S.A.	17,662	503,305
Solvay S.A.	1,944	191,886

Total Belgium		1,722,289

Denmark - 0.1%
Novo Nordisk A/S Class B	819	118,624

Finland - 0.7%
Fortum Oyj	21,347	405,543
Kone Oyj Class B	7,355	444,572
Nokia Oyj(b)	174,036	357,794

Total Finland		1,207,909

France - 11.4%
Air Liquide S.A.	4,789	547,277
AXA S.A.	60,722	807,581
BNP Paribas S.A.	23,023	886,308
Carrefour S.A.(b)	21,859	403,481
Casino Guichard Perrachon S.A.	3,708	326,148
Cie de Saint-Gobain	9,984	368,703
Cie Generale d’Optique Essilor
International S.A.	3,479	323,621
Danone	10,047	624,949
EDF S.A.	49,774	1,108,558
France Telecom S.A.	141,809	1,867,113
GDF Suez	79,502	1,892,230
Hermes International	812	249,631
L’Oreal S.A.	5,110	598,162
LVMH Moet Hennessy Louis Vuitton S.A.	3,537	537,962
Pernod-Ricard S.A.(b)	3,938	421,091
PPR	1,826	260,115
Safran S.A.	6,453	239,124
Sanofi	25,637	1,943,619
Schneider Electric S.A.	9,472	525,654
Sodexo	4,020	313,237
Total S.A.	65,629	2,956,670
Vinci S.A.	12,528	584,832
Vivendi S.A.	45,191	839,025

Total France		18,625,091

Germany - 9.2%
Adidas AG	4,555	326,368
Allianz SE	11,358	1,140,281
BASF SE	13,635	946,501
Bayer AG	12,815	923,406
Bayerische Motoren Werke AG	11,278	814,802
Daimler AG	28,176	1,263,823
Deutsche Bank AG	9,652	349,093
Deutsche Boerse AG	7,787	420,285
Deutsche Post AG	35,612	629,996
Deutsche Telekom AG	158,053	1,735,795
E.ON AG	72,567	1,565,550
Linde AG	3,004	467,570
Muenchener Rueckversicherungs AG	5,572	785,958
RWE AG	23,691	967,343
SAP AG	15,212	898,541
Siemens AG	17,923	1,504,367
Volkswagen AG	1,290	194,566

Total Germany		14,934,245

Hong Kong - 6.3%
BOC Hong Kong Holdings Ltd.	271,000	824,510
Cheung Kong Holdings Ltd.	47,000	573,197
China Mobile Ltd.	351,919	3,845,006
China Unicom Hong Kong Ltd.	150,000	188,736
CLP Holdings Ltd.	47,500	402,628
CNOOC Ltd.	710,529	1,410,643
Hang Seng Bank Ltd.	44,495	608,039
Hong Kong Exchanges and Clearing Ltd.	23,900	338,926
Hutchison Whampoa Ltd.	69,000	591,542
MTR Corp., Ltd.	99,500	339,284
Power Assets Holdings Ltd.	44,500	333,312
Sun Hung Kai Properties Ltd.	49,442	580,988
Wharf Holdings Ltd.	52,000	285,245

Total Hong Kong		10,322,056

Ireland - 0.2%
CRH PLC	16,896	323,987

Israel - 0.5%
Israel Chemicals Ltd.	44,199	475,118
Teva Pharmaceutical Industries Ltd.	9,819	381,738

Total Israel		856,856

Italy - 3.4%
Assicurazioni Generali SpA(b)	26,291	355,667
Enel SpA	382,269	1,233,171
ENI SpA	123,003	2,619,307
Intesa Sanpaolo SpA	268,218	380,547
Snam SpA	115,103	514,172
Telecom Italia SpA	399,676	395,876

Total Italy		5,498,740

Japan - 11.7%
Astellas Pharma, Inc.	10,500	455,978
Canon, Inc.	23,600	936,132
Chubu Electric Power Co., Inc.	16,900	274,077
Daiichi Sankyo Co., Ltd.	18,300	307,102
Denso Corp.	12,600	425,264
East Japan Railway Co.	6,800	426,119
Eisai Co., Ltd.	10,300	450,520
FANUC Corp.	2,500	405,753
Hitachi Ltd.	58,000	354,004
Honda Motor Co., Ltd.	22,400	771,746

See Notes to Schedule of Investments.

72    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2012

Investments	Shares	Value
ITOCHU Corp.	38,900	$405,625
Japan Tobacco, Inc.	12,800	378,754
Kansai Electric Power Co., Inc. (The)	26,500	317,176
Kao Corp.	16,400	450,954
KDDI Corp.	64	411,480
Kirin Holdings Co., Ltd.	33,000	387,116
Komatsu Ltd.	13,700	322,454
Kyocera Corp.	3,100	265,359
Mitsubishi Corp.	29,700	594,075
Mitsubishi Heavy Industries Ltd.	83,000	334,954
Mitsubishi UFJ Financial Group, Inc.	210,000	994,862
Mitsui & Co., Ltd.	34,300	504,677
Mizuho Financial Group, Inc.	524,998	881,686
MS&AD Insurance Group Holdings	19,200	332,794
Nintendo Co., Ltd.	3,000	347,788
Nippon Telegraph & Telephone Corp.	23,394	1,084,820
Nissan Motor Co., Ltd.	63,500	595,288
NTT DoCoMo, Inc.	877	1,458,552
Oriental Land Co., Ltd.	3,000	342,900
Shin-Etsu Chemical Co., Ltd.	7,600	415,290
Sumitomo Corp.	24,600	341,607
Sumitomo Mitsui Financial Group, Inc.	24,600	805,304
Takeda Pharmaceutical Co., Ltd.	21,500	974,088
Tokio Marine Holdings, Inc.	14,600	363,399
Toyota Motor Corp.	23,300	931,533

Total Japan		19,049,230

Netherlands - 2.0%
European Aeronautic Defence and Space Co. N.V.	10,345	366,805
Heineken N.V.	9,363	488,890
Koninklijke Ahold N.V.	32,853	407,499
Koninklijke KPN N.V.(b)	65,520	628,267
Koninklijke Philips Electronics N.V.	23,807	470,405
Unilever N.V. CVA(b)	27,296	913,976

Total Netherlands		3,275,842

Norway - 1.7%
DNB ASA	44,171	438,036
Statoil ASA	68,913	1,639,226
Telenor ASA	43,688	726,853

Total Norway		2,804,115

Singapore - 2.2%
DBS Group Holdings Ltd.	43,000	470,801
Jardine Cycle & Carriage Ltd.	8,000	292,453
Oversea-Chinese Banking Corp., Ltd.	62,000	430,202
Singapore Airlines Ltd.	65,000	532,089
Singapore Telecommunications Ltd.	586,500	1,527,826
United Overseas Bank Ltd.	28,000	412,441

Total Singapore		3,665,812

Spain - 4.5%
Banco Bilbao Vizcaya Argentaria S.A.(b)	103,921	742,358
Banco Santander S.A.	177,937	1,178,959
CaixaBank(b)	120,128	390,420
CaixaBank - Bonus Shares*	2,730	8,873
Endesa S.A.(b)	23,658	415,371
Gas Natural SDG S.A.	31,345	401,960
Iberdrola S.A.(b)	127,492	601,711
Inditex S.A.	1,074	111,122
Repsol YPF S.A.	35,997	577,420
Telefonica S.A.	225,947	2,973,474

Total Spain		7,401,668

Sweden - 3.0%
Atlas Copco AB Class A	18,269	392,779
Hennes & Mauritz AB Class B	31,686	1,135,709
Nordea Bank AB	70,662	608,096
Sandvik AB	26,843	343,588
Svenska Handelsbanken AB Class A	13,600	446,674
Swedbank AB Class A	22,753	357,988
Telefonaktiebolaget LM Ericsson Class B	52,973	483,882
TeliaSonera AB	125,301	800,921
Volvo AB Class B	26,900	306,904

Total Sweden		4,876,541

Switzerland - 5.7%
Nestle S.A.	41,114	2,456,415
Novartis AG	52,732	2,947,198
Roche Holding AG - Genusschein	13,405	2,317,019
SGS S.A.	263	493,212
Swisscom AG	1,422	572,706
Syngenta AG	1,660	567,013

Total Switzerland		9,353,563

United Kingdom - 22.7%
Anglo American PLC	14,425	472,521
Antofagasta PLC	31,301	534,143
Associated British Foods PLC	16,966	341,144
AstraZeneca PLC	37,987	1,699,838
Aviva PLC	110,823	473,834
BAE Systems PLC	106,478	481,978
Barclays PLC	165,127	421,771
BG Group PLC	18,807	383,472
BHP Billiton PLC	41,664	1,180,183
BP PLC	400,137	2,648,137
British American Tobacco PLC	27,824	1,414,609
British Sky Broadcasting Group PLC	40,608	443,612
BT Group PLC	169,940	563,471
Centrica PLC	117,016	583,637
Compass Group PLC	51,761	543,125
Diageo PLC	26,216	675,166
Fresnillo PLC	19,106	436,616
GlaxoSmithKline PLC	122,475	2,779,628
HSBC Holdings PLC	395,671	3,482,132
Imperial Tobacco Group PLC	20,944	806,458
Legal & General Group PLC	198,072	395,478
National Grid PLC	90,267	956,368
Old Mutual PLC	129,202	306,807
Pearson PLC	24,371	483,925
Prudential PLC	26,226	303,570
Reckitt Benckiser Group PLC	13,996	738,686
Rio Tinto PLC	22,021	1,042,728
Royal Dutch Shell PLC Class A	88,116	2,967,965
Royal Dutch Shell PLC Class B	53,106	1,853,294
SABMiller PLC	14,269	571,815
SSE PLC	13,438	293,179
Standard Chartered PLC	45,436	986,652
TESCO PLC	189,134	919,755
Unilever PLC	24,992	840,420
Vodafone Group PLC	1,239,501	3,484,792
Xstrata PLC	40,630	508,917

Total United Kingdom		37,019,826

TOTAL COMMON STOCKS (Cost: $175,892,851)		162,178,150

RIGHTS - 0.0%

Spain - 0.0%
Repsol YPF S.A., expiring 7/05/12* (Cost: $0)	35,997	25,308

TOTAL LONG-TERM INVESTMENTS (Cost: $175,892,851)		162,203,458

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    73

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2012

Investments	Shares	Value
SHORT-TERM INVESTMENT - 2.0%

MONEY MARKET FUND - 2.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $3,267,879)	3,267,879	$3,267,879

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $4,169,411)(d)	4,169,411	4,169,411

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $183,330,141)(e)		169,640,748
Liabilities in Excess of Foreign Currency and Other Assets - (4.0)%		(6,503,662)

NET ASSETS - 100.0%		$163,137,086

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Escrow security-additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $3,939,232 and the total market value of the collateral held by the Fund was $4,169,411.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

74    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.6%
Amcor Ltd.	382,559	$2,780,288
BHP Billiton Ltd.	89,076	2,871,617
Coca-Cola Amatil Ltd.	257,822	3,536,073
Orica Ltd.	126,922	3,212,204
Origin Energy Ltd.(a)	253,170	3,166,046
Telstra Corp., Ltd.	1,866,847	7,061,228
Wesfarmers Ltd.	154,199	4,726,045
Woodside Petroleum Ltd.	88,958	2,828,602
Woolworths Ltd.	148,594	4,082,077

Total Australia		34,264,180

Austria - 1.0%
OMV AG	104,583	3,287,501

Belgium - 1.9%
Belgacom S.A.	215,330	6,136,155

Finland - 2.6%
Fortum Oyj	224,652	4,267,867
Nokia Oyj(a)	1,983,698	4,078,207

Total Finland		8,346,074

France - 14.2%
Carrefour S.A.(a)	265,963	4,909,234
Casino Guichard Perrachon S.A.(a)	31,299	2,752,993
Cie Generale des Etablissements
Michelin Class B	42,218	2,758,131
Electricite de France S.A.	222,895	4,964,279
France Telecom S.A.	660,082	8,690,900
GDF Suez	265,794	6,326,172
Sanofi	39,807	3,017,890
Total S.A.	90,166	4,062,093
Vinci S.A.	79,759	3,723,310
Vivendi S.A.	251,337	4,666,373

Total France		45,871,375

Germany - 11.2%
BASF SE	36,497	2,533,514
Bayer AG	31,169	2,245,934
Bayerische Motoren Werke AG	30,190	2,181,137
Daimler AG	78,249	3,509,826
Deutsche Post AG	189,353	3,349,760
Deutsche Telekom AG	507,541	5,573,997
E.ON AG	216,978	4,681,051
Metro AG	119,283	3,482,407
RWE AG	108,129	4,415,089
SAP AG	23,400	1,382,190
Siemens AG	31,933	2,680,295

Total Germany		36,035,200

Hong Kong - 0.7%
SJM Holdings Ltd.	1,184,000	2,179,689

Ireland - 1.0%
CRH PLC	160,679	3,081,075

Israel - 1.4%
Israel Chemicals Ltd.	434,477	4,670,421

Italy - 6.3%
Enel SpA	2,258,913	7,287,085
ENI SpA	192,962	4,109,060
Snam SpA	1,042,160	4,655,387
Telecom Italia SpA	4,274,966	4,234,326

Total Italy		20,285,858

Japan - 10.3%
Astellas Pharma, Inc.	63,500	2,757,582
Canon, Inc.(a)	58,700	2,328,431
Daiichi Sankyo Co., Ltd.	184,100	3,089,483
Eisai Co., Ltd.	68,900	3,013,673
FUJIFILM Holdings Corp.	70,500	1,323,587
Fujitsu Ltd.	380,000	1,804,988
Hoya Corp.	52,000	1,138,539
ITOCHU Corp.	235,200	2,452,518
JX Holdings, Inc.	475,000	2,428,876
Kyocera Corp.	13,900	1,189,836
Mitsui & Co., Ltd.	189,600	2,789,703
Murata Manufacturing Co., Ltd.	27,700	1,442,455
Sumitomo Corp.	169,100	2,348,199
Takeda Pharmaceutical Co., Ltd.	75,700	3,429,697
Toshiba Corp.	424,000	1,594,185

Total Japan		33,131,752

Netherlands - 4.6%
Akzo Nobel N.V.	48,604	2,284,661
Koninklijke Ahold N.V.	224,402	2,783,414
Koninklijke KPN N.V.(a)	665,164	6,378,219
Koninklijke Philips Electronics N.V.	169,044	3,340,159

Total Netherlands		14,786,453

Norway - 0.9%
Statoil ASA	122,631	2,917,011

Singapore - 4.7%
Jardine Cycle & Carriage Ltd.	65,000	2,376,184
Singapore Airlines Ltd.	930,000	7,612,962
Singapore Telecommunications Ltd.	2,034,000	5,298,547

Total Singapore		15,287,693

Spain - 5.7%
Abertis Infraestructuras, S.A.	296,812	4,009,644
Gas Natural SDG S.A.	13,560	173,890
Repsol YPF S.A.	339,567	5,446,924
Telefonica S.A.	675,137	8,884,836

Total Spain		18,515,294

Sweden - 3.8%
Hennes & Mauritz AB Class B	93,599	3,354,832
Svenska Cellulosa AB Class B	166,881	2,502,345
Telefonaktiebolaget LM Ericsson Class B	276,322	2,524,064
TeliaSonera AB	601,794	3,846,655

Total Sweden		12,227,896

Switzerland - 1.7%
Novartis AG	47,748	2,668,642
Roche Holding AG - Genusschein	16,111	2,784,743

Total Switzerland		5,453,385

United Kingdom - 16.9%
AstraZeneca PLC	103,854	4,647,247
BAE Systems PLC	1,027,283	4,650,045
BHP Billiton PLC	98,170	2,780,784
BP PLC	490,949	3,249,138
British American Tobacco PLC	53,725	2,731,450
British Sky Broadcasting Group PLC	212,249	2,318,662
Centrica PLC	641,653	3,200,355
Fresnillo PLC	137,595	3,144,365
GlaxoSmithKline PLC	140,922	3,198,292
Imperial Tobacco Group PLC	72,356	2,786,101
Kingfisher PLC	467,611	2,107,862
National Grid PLC	357,685	3,789,630
Pearson PLC	131,446	2,610,068
Reed Elsevier PLC	378,137	3,033,651

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    75

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2012

Investments	Shares	Value
Royal Dutch Shell PLC Class B	101,169	$3,530,598
SSE PLC	170,249	3,714,347
TESCO PLC	656,731	3,193,670

Total United Kingdom		54,686,265

TOTAL COMMON STOCKS (Cost: $329,822,554)		321,163,277

RIGHTS - 0.1%

Spain - 0.1%
Repsol YPF S.A., expiring 8/06/12* (Cost: $0)	339,567	238,734

TOTAL LONG - TERM INVESTMENTS (Cost: $329,822,554)		321,402,011

SHORT - TERM INVESTMENT - 2.9%

MONEY MARKET FUND - 2.9%
Invesco Treasury Fund Private Class 0.02%(b) (Cost: $9,417,429)	9,417,429	9,417,429

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

MONEY MARKET FUND - 5.0%
Dreyfus Institutional Preferred Money Market Fund 0.16%(b) (Cost: $16,087,243)(c)	16,087,243	16,087,243

TOTAL INVESTMENTS IN SECURITIES - 107.5% (Cost: $355,327,226)(d)		346,906,683
Liabilities in Excess of Foreign Currency and Other Assets - (7.5)%		(24,154,695)

NET ASSETS - 100.0%		$322,751,988

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	At June 30, 2012, the total market value of the Fund’s securities on loan was $15,226,797 and the total market value of the collateral held by the Fund was $16,087,243.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

76    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 9.1%
Adelaide Brighton Ltd.	52,700	$171,784
AGL Energy Ltd.	26,502	401,240
Alumina Ltd.	262,462	212,539
Ansell Ltd.	4,300	58,182
Atlas Iron Ltd.	28,700	59,426
Bank of Queensland Ltd.	37,900	257,183
Bendigo and Adelaide Bank Ltd.	52,115	395,846
Boral Ltd.	53,144	160,702
Caltex Australia Ltd.	15,070	208,850
Campbell Brothers Ltd.	2,106	117,113
Cochlear Ltd.(a)	3,034	204,763
Computershare Ltd.	25,533	193,939
Consolidated Media Holdings Ltd.	33,200	114,687
Crown Ltd.	47,499	413,368
Flight Centre Ltd.(a)	8,176	158,649
GrainCorp Ltd.	9,000	87,642
Harvey Norman Holdings Ltd.(a)	40,141	80,236
Iluka Resources Ltd.	32,900	381,757
Incitec Pivot Ltd.	80,110	234,033
Insurance Australia Group Ltd.	111,028	396,056
Leighton Holdings Ltd.	9,983	166,492
Lend Lease Group(b)	12,646	93,332
Metcash Ltd.	82,430	284,748
Mineral Resources Ltd.	12,500	114,677
Monadelphous Group Ltd.	5,500	123,242
New Hope Corp., Ltd.(a)	36,679	150,767
OZ Minerals Ltd.	12,089	97,400
Platinum Asset Management Ltd.(a)	49,206	196,206
Qr National Ltd.	51,600	179,835
Ramsay Health Care Ltd.	10,694	247,848
REA Group Ltd.	5,200	73,078
Seek Ltd.	15,000	97,482
Sims Metal Management Ltd.	12,375	121,903
Sonic Healthcare Ltd.	23,402	304,650
Sydney Airport	129,400	384,660
TABCORP Holdings Ltd.	96,339	289,344
Tatts Group Ltd.	160,249	430,370
Toll Holdings Ltd.	46,758	190,759
Treasury Wine Estates Ltd.	18,700	83,383
UGL Ltd.(a)	16,372	208,266
Wesfarmers Ltd. PPS	9,695	313,639
WorleyParsons Ltd.	11,406	293,462

Total Australia		8,753,538

Austria - 1.7%
Andritz AG	3,756	193,141
Lenzing AG	1,050	86,613
Oesterreichische Post AG	3,300	110,978
Raiffeisen Bank International AG(a)	10,650	348,021
Strabag SE	4,378	100,562
Telekom Austria AG	10,978	108,095
Verbund AG	10,650	244,223
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,030	243,958
Voestalpine AG	7,624	201,777

Total Austria		1,637,368

Belgium - 1.6%
Ageas	134,032	265,345
Colruyt S.A.	3,080	137,566
Delhaize Group S.A.	8,310	304,563
Telenet Group Holding N.V.	3,000	131,346
Umicore S.A.	4,100	189,237

Total Belgium		1,479,716

Denmark - 1.2%
Chr Hansen Holding A/S	2,700	69,456
Coloplast A/S Class B	653	117,487
FLSmidth & Co. A/S	983	53,696
H. Lundbeck A/S	5,456	112,693
TDC A/S	99,000	689,495
Tryg A/S	1,700	95,589

Total Denmark		1,138,416

Finland - 2.6%
Cargotec Oyj Class B	4,000	91,778
Elisa Oyj(a)	13,122	264,441
Kesko Oyj Class B	5,069	132,451
Metso Oyj	9,219	317,170
Neste Oil Oyj(a)	14,651	164,640
Nokian Renkaat Oyj	5,088	192,804
Orion Oyj Class B	4,109	78,009
Pohjola Bank PLC Class A	18,713	218,242
Stora Enso Oyj Class R	44,941	276,037
UPM-Kymmene Oyj	38,540	435,292
Wartsila Oyj Abp	7,103	232,473
YIT Oyj	6,896	117,093

Total Finland		2,520,430

France - 8.5%
Accor S.A.	4,676	146,453
Aeroports de Paris	2,253	170,407
Alstom S.A.(a)	7,850	248,354
Arkema S.A.	1,256	82,167
Bouygues S.A.	26,100	702,191
Cap Gemini S.A.	5,414	199,248
CFAO S.A.	2,390	113,223
CNP Assurances(a)	59,350	725,313
Edenred(a)	6,941	196,825
Eiffage S.A.	4,947	159,869
Euler Hermes S.A.	4,160	269,242
Eutelsat Communications S.A.	10,506	323,517
Faurecia	4,950	81,977
Groupe Eurotunnel S.A.	7,350	59,696
Havas S.A.	12,500	57,028
Imerys S.A.	3,039	154,613
JCDecaux S.A.	6,400	141,240
Klepierre	11,039	362,834
Lagardere SCA	9,989	278,757
Legrand S.A.	8,489	288,231
Natixis	177,950	478,303
Neopost S.A.(a)	4,076	217,820
Remy Cointreau S.A.	1,288	141,518
Rexel S.A.	11,911	203,532
SCOR SE	10,473	253,986
SEB S.A.	1,537	95,459
Societe BIC S.A.	2,603	268,892
Societe Immobiliere de Location pour l’Industrie et le Commerce(a)	1,188	112,665
Suez Environnement Co.	38,361	412,093
Thales S.A.	4,708	155,461
Valeo S.A.(a)	3,600	148,433
Vallourec S.A.	5,900	240,870
Veolia Environnement S.A.	40,000	506,808
Zodiac Aerospace	1,939	197,077

Total France		8,194,102

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    77

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2012

Investments	Shares	Value
Germany - 3.8%
Axel Springer AG	5,667	$243,619
Bilfinger Berger SE	2,332	189,995
Brenntag AG	950	105,104
Fielmann AG(a)	2,015	186,722
Fraport AG Frankfurt Airport Services
Worldwide	3,170	170,631
Freenet AG	13,100	190,600
GEA Group AG	6,366	169,412
Hannover Rueckversicherung AG	6,738	400,950
HeidelbergCement AG	2,400	115,022
Infineon Technologies AG	23,700	160,368
K+S AG	8,700	397,466
Lanxess AG	1,407	88,778
Rhoen Klinikum AG	3,753	89,920
Salzgitter AG	1,600	65,737
Software AG	2,500	77,523
Suedzucker AG	5,399	191,434
Symrise AG	5,764	175,482
ThyssenKrupp AG	22,400	364,857
United Internet AG Registered Shares	7,401	127,265
Wacker Chemie AG(a)	2,550	175,395

Total Germany		3,686,280

Hong Kong - 4.3%
Bank of East Asia Ltd.	84,400	301,396
Beijing Enterprises Holdings Ltd.	19,700	118,096
Cathay Pacific Airways Ltd.	147,000	236,129
China Merchants Holdings International Co., Ltd.	118,200	357,334
China Resources Enterprise Ltd.	52,600	155,626
China Resources Power Holdings Co., Ltd.	112,800	231,218
Citic Pacific Ltd.(a)	162,500	245,106
Dah Chong Hong Holdings Ltd.	76,200	67,783
Fosun International Ltd.	301,400	156,201
Franshion Properties China Ltd.	174,100	52,296
Guangdong Investment Ltd.	220,208	158,410
Hang Lung Group Ltd.	26,000	159,382
Hopewell Holdings Ltd.	62,662	178,530
Hysan Development Co., Ltd.	38,000	143,538
New World Development Co., Ltd.	276,482	321,149
PCCW Ltd.	463,000	169,517
Shanghai Industrial Holdings Ltd.	39,500	103,882
Shougang Fushan Resources Group Ltd.	496,700	127,427
Sino Land Co., Ltd.	231,400	346,644
Sino-Ocean Land Holdings Ltd.(a)	312,000	154,052
Television Broadcasts Ltd.	26,074	180,676
Wheelock & Co., Ltd.	24,000	90,346
Yuexiu Property Co., Ltd.	433,100	104,969

Total Hong Kong		4,159,707

Ireland - 0.4%
DCC PLC	3,429	79,590
Dragon Oil PLC	12,000	103,555
Kerry Group PLC Class A	2,331	102,352
Paddy Power PLC	916	59,924

Total Ireland		345,421

Israel - 0.7%
Bank Hapoalim Bm	27,600	83,849
Bank Leumi Le-Israel BM*	52,100	125,211
Bezeq The Israeli Telecommunication
Corp., Ltd.	471,100	490,736

Total Israel		699,796

Italy - 3.8%
Atlantia SpA	50,800	647,901
Autogrill SpA	15,677	142,149
Banca Carige SpA(a)	309,236	268,426
Davide Campari-Milano SpA	10,506	73,196
De’Longhi SpA	5,100	49,091
Enel Green Power SpA	134,600	213,176
Exor SpA	5,866	125,882
Lottomatica Group SpA	9,700	187,109
Mediobanca SpA	66,773	294,381
Mediolanum SpA(a)	46,322	163,069
Parmalat SpA	122,026	231,357
Pirelli & C SpA	19,258	202,725
Prysmian SpA	4,924	73,361
Telecom Italia SpA RSP	397,612	321,171
Terna Rete Elettrica Nazionale SpA	148,955	537,605
Tod’s SpA	1,026	102,797

Total Italy		3,633,396

Japan - 22.0%
ABC-Mart, Inc.	1,878	70,093
Air Water, Inc.	7,000	84,484
Alfresa Holdings Corp.	1,000	52,889
All Nippon Airways Co., Ltd.	58,000	164,281
Amada Co., Ltd.	13,000	76,250
Aozora Bank Ltd.	105,000	248,715
Asahi Glass Co., Ltd.(a)	61,000	407,482
Asahi Kasei Corp.	46,000	247,901
Asics Corp.	5,000	63,103
Bank of Kyoto Ltd. (The)	13,000	98,082
Bank of Yokohama Ltd. (The)	34,000	159,794
Brother Industries Ltd.	7,700	87,239
Canon Marketing Japan, Inc.	5,000	63,354
Chiba Bank Ltd. (The)	27,000	161,411
Chugoku Bank Ltd. (The)	6,000	77,905
Chugoku Electric Power Co., Inc. (The)	13,300	218,527
Citizen Holdings Co., Ltd.	10,000	58,153
Coca-Cola West Co., Ltd.	5,000	87,041
Cosmo Oil Co., Ltd.	42,000	106,329
Dai Nippon Printing Co., Ltd.	44,000	342,449
Daihatsu Motor Co., Ltd.	19,000	330,279
Daikin Industries Ltd.	6,100	170,026
Dainippon Sumitomo Pharma Co., Ltd.	14,700	149,413
Daito Trust Construction Co., Ltd.	4,300	406,881
Daiwa House Industry Co., Ltd.	16,000	225,993
Daiwa Securities Group, Inc.	58,000	215,892
Dena Co., Ltd.	3,600	94,162
DIC Corp.	42,000	81,063
Dowa Holdings Co., Ltd.	10,000	61,537
Electric Power Development Co., Ltd.	5,500	143,997
FamilyMart Co., Ltd.	3,500	160,108
Fuji Electric Co., Ltd.	30,000	72,565
Fuji Heavy Industries Ltd.	13,000	103,785
Fukuoka Financial Group, Inc.	42,000	163,178
Gunma Bank Ltd. (The)	14,000	65,973
Hachijuni Bank Ltd. (The)	11,000	56,937
Hamamatsu Photonics K.K.	2,000	67,327
Hankyu Hanshin Holdings, Inc.(a)	24,000	120,917
Hirose Electric Co., Ltd.	600	58,955
Hiroshima Bank Ltd. (The)	32,000	115,102
Hisamitsu Pharmaceutical Co., Inc.	2,700	132,648
Hitachi Capital Corp.	7,000	116,330
Hitachi Chemical Co., Ltd.	6,800	106,018
Hitachi Construction Machinery Co., Ltd.	5,400	100,434
Hitachi High-Technologies Corp.	2,900	70,946

See Notes to Schedule of Investments.

78    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2012

Investments	Shares	Value
Hokkaido Electric Power Co., Inc.	14,000	$180,549
Hokuhoku Financial Group, Inc.	49,000	79,220
Hokuriku Electric Power Co.	6,600	102,404
Ibiden Co., Ltd.	4,800	85,725
Idemitsu Kosan Co., Ltd.	1,400	124,577
IHI Corp.	47,000	99,549
Isetan Mitsukoshi Holdings Ltd.	8,100	85,477
Itochu Techno-Solutions Corp.	2,000	96,378
Iyo Bank Ltd. (The)	12,000	95,501
J Front Retailing Co., Ltd.	13,000	65,008
JGC Corp.	4,000	115,052
Joyo Bank Ltd. (The)	37,000	167,866
LIXIL Group Corp.	8,300	174,551
JSR Corp.	7,700	132,499
Kajima Corp.	40,000	116,807
Kaneka Corp.	17,000	93,533
Kansai Paint Co., Ltd.	9,000	95,989
Kawasaki Heavy Industries Ltd.	45,000	121,820
Keikyu Corp.	13,000	118,123
Keio Corp.	16,000	115,704
Kintetsu Corp.(a)	44,000	175,360
Koito Manufacturing Co., Ltd.	4,000	55,546
Konami Corp.	5,000	112,295
Konica Minolta Holdings, Inc.	16,500	128,832
Kuraray Co., Ltd.	13,400	172,475
Kurita Water Industries Ltd.	3,900	89,789
Kyowa Hakko Kirin Co., Ltd.	13,000	133,112
Kyushu Electric Power Co., Inc.	23,700	280,693
Lawson, Inc.	4,300	300,714
Makita Corp.	4,400	152,916
Marui Group Co., Ltd.	12,000	91,139
MEIJI Holdings Co., Ltd.	1,900	87,035
Miraca Holdings, Inc.	1,000	41,421
Mitsubishi Chemical Holdings Corp.	54,000	236,195
Mitsubishi Gas Chemical Co., Inc.	16,000	90,237
Mitsubishi Tanabe Pharma Corp.	16,500	236,778
Mitsui Chemicals, Inc.	48,000	119,113
Mitsui OSK. Lines Ltd.	16,000	56,949
Nabtesco Corp.	2,000	44,116
Namco Bandai Holdings, Inc.	10,100	137,595
NGK Insulators Ltd.	10,000	109,412
NGK Spark Plug Co., Ltd.	5,000	65,547
Nippon Electric Glass Co., Ltd.	21,000	123,700
Nippon Express Co., Ltd.	31,000	127,435
Nippon Meat Packers, Inc.	5,000	65,986
Nippon Shokubai Co., Ltd.	7,000	84,133
Nishi-Nippon City Bank Ltd. (The)	51,000	123,361
Nisshin Seifun Group, Inc.	6,000	70,009
Nissin Foods Holdings Co., Ltd.	3,600	136,934
Nitori Holdings Co., Ltd.	500	47,249
Nitto Denko Corp.	5,400	228,412
NKSJ Holdings, Inc.	22,728	479,684
Nomura Real Estate Holdings, Inc.	5,800	105,184
Nomura Research Institute Ltd.	9,300	203,623
Obayashi Corp.	24,000	104,976
Odakyu Electric Railway Co., Ltd.(a)	13,000	129,039
OJI Paper Co., Ltd.	54,000	206,417
Oracle Corp.	2,768	118,817
Osaka Gas Co., Ltd.	52,000	217,671
Ricoh Co., Ltd.(a)	30,000	250,407
Rohm Co., Ltd.	2,800	106,856
Sankyo Co., Ltd.	4,800	233,413
Sega Sammy Holdings, Inc.	9,100	184,760
Seiko Epson Corp.(a)	10,400	104,404
Sekisui Chemical Co., Ltd.	11,000	101,742
Sekisui House Ltd.	13,000	121,870
Sharp Corp.	31,000	156,185
Shikoku Electric Power Co., Inc.	6,200	131,553
Shimamura Co., Ltd.	1,100	126,971
Shimizu Corp.	25,000	86,477
Shinsei Bank Ltd.	61,000	73,393
Shionogi & Co., Ltd.	10,800	146,184
Shiseido Co., Ltd.	16,300	256,379
Shizuoka Bank Ltd. (The)	10,000	102,519
Showa Denko K.K.	29,000	55,972
Showa Shell Sekiyu K.K.(a)	21,600	131,565
Sojitz Corp.	61,100	100,315
Sony Financial Holdings, Inc.	8,231	133,487
Square Enix Holdings Co., Ltd.	4,000	62,614
Sumitomo Chemical Co., Ltd.	76,000	231,458
Sumitomo Heavy Industries Ltd.	24,000	106,780
Sumitomo Metal Industries Ltd.	56,000	91,240
Sumitomo Metal Mining Co., Ltd.	21,000	234,503
Sumitomo Rubber Industries Ltd.	6,000	77,453
Suzuken Co., Ltd.	2,000	67,302
T&D Holdings, Inc.	22,700	239,831
Taisei Corp.	39,000	104,111
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	84,096
Takashimaya Co., Ltd.	10,000	76,451
TDK Corp.	3,100	124,326
Teijin Ltd.	33,000	99,674
Terumo Corp.	3,000	122,572
Tobu Railway Co., Ltd.	23,000	120,780
Toho Co., Ltd.	4,100	70,654
Toho Gas Co., Ltd.	11,000	68,242
Tokyo Broadcasting System Holdings, Inc.	6,000	73,468
Tokyo Electron Ltd.	3,800	175,974
Tokyu Corp.	21,000	98,697
Tokyu Land Corp.	19,000	93,345
TonenGeneral Sekiyu K.K.(a)	31,104	275,605
Toppan Printing Co., Ltd.	18,000	119,564
Toyo Seikan Kaisha Ltd.	5,000	60,095
Toyo Suisan Kaisha Ltd.	4,000	106,630
Toyoda Gosei Co., Ltd.	3,800	86,582
Toyota Boshoku Corp.	6,400	77,082
Toyota Tsusho Corp.	8,600	162,860
Trend Micro, Inc.	6,500	190,544
Ube Industries Ltd.	46,000	106,078
USS Co., Ltd.	1,300	139,955
West Japan Railway Co.	6,000	246,647
Yamada Denki Co., Ltd.	2,810	142,807
Yamaguchi Financial Group, Inc.	7,000	61,499
Yamaha Motor Co., Ltd.	10,000	94,623
Yamato Holdings Co., Ltd.	9,300	149,075
Yaskawa Electric Corp.	7,000	52,638

Total Japan		21,122,486

Netherlands - 2.7%
Aegon N.V.	63,800	295,038
Delta Lloyd N.V.	20,846	289,414
Fugro N.V.	3,084	186,803
Gemalto N.V.	738	53,000
Imtech N.V.	2,954	70,383
Koninklijke Boskalis Westminster N.V.	4,999	164,753
Koninklijke Vopak N.V.	3,203	205,474
Randstad Holding N.V.	9,471	278,544
Reed Elsevier N.V.	31,845	364,201
STMicroelectronics N.V.	76,775	420,319
Wolters Kluwer N.V.	18,610	295,921

Total Netherlands		2,623,850

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    79

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2012

Investments	Shares	Value
New Zealand - 1.0%
Auckland International Airport Ltd.	61,473	$120,558
Fletcher Building Ltd.	59,322	279,882
Telecom Corp. of New Zealand Ltd.	201,931	387,902
Vector Ltd.	87,900	189,341

Total New Zealand		977,683

Norway - 1.9%
Aker ASA Class A	5,700	157,735
Aker Solutions ASA	14,900	210,299
Fred Olsen Energy ASA	3,764	134,364
Gjensidige Forsikring ASA(a)	32,744	380,901
Kongsberg Gruppen AS	3,739	70,761
Norsk Hydro ASA	68,100	305,877
Orkla ASA	55,697	403,454
Schibsted ASA	2,562	83,009
TGS Nopec Geophysical Co. ASA	4,110	110,348

Total Norway		1,856,748

Portugal - 2.0%
Cimpor Cimentos de Portugal, SGPS, S.A.	27,529	107,602
EDP-Energias de Portugal S.A.	396,800	938,634
Portugal Telecom, SGPS, S.A.(a)	198,174	868,907

Total Portugal		1,915,143

Singapore - 4.7%
City Developments Ltd.	19,000	167,982
ComfortDelGro Corp., Ltd.	110,000	134,157
Cosco Corp. Singapore Ltd.(a)	98,000	75,813
Fraser and Neave Ltd.	48,402	267,457
Hutchison Port Holdings Trust Class U	619,000	439,490
Keppel Land Ltd.	111,000	282,144
M1 Ltd.	60,000	121,250
Olam International Ltd.	94,000	134,307
SATS Ltd.	73,000	154,436
SembCorp Industries Ltd.	73,000	295,619
SembCorp Marine Ltd.(a)	178,360	673,004
SIA Engineering Co., Ltd.	78,536	247,362
Singapore Exchange Ltd.	39,000	194,261
Singapore Press Holdings Ltd.	112,148	345,261
Singapore Technologies Engineering Ltd.	159,000	390,346
StarHub Ltd.	120,594	325,570
Venture Corp., Ltd.	21,000	129,634
Yangzijiang Shipbuilding Holdings Ltd.	159,000	125,513

Total Singapore		4,503,606

Spain - 4.9%
Acciona S.A.(a)	5,980	357,438
Acerinox S.A.	19,320	216,200
ACS Actividades de Construccion y
Servicios, S.A.	48,600	1,041,705
Amadeus IT Holding S.A. Class A	14,800	313,658
Ebro Foods S.A.	9,860	169,799
Enagas S.A.	19,060	347,583
Ferrovial S.A.	44,466	501,490
Mapfre S.A.(a)	316,500	643,852
Obrascon Huarte Lain S.A.	9,534	197,216
Prosegur Cia de Seguridad, S.A.*	1,606	82,380
Red Electrica Corp. S.A.(a)	9,112	397,903
Tecnicas Reunidas S.A.	2,385	99,548
Viscofan S.A.	1,500	64,588
Zardoya Otis S.A.	20,973	233,686

Total Spain		4,667,046

Sweden - 5.1%
Alfa Laval AB	11,844	202,822
Atlas Copco AB Class B	18,558	353,286
Boliden AB	13,125	182,545
Castellum AB	10,586	128,061
Electrolux AB Series B	12,619	250,464
Getinge AB Class B	6,098	151,072
Hakon Invest AB	9,931	146,467
Hexagon AB Class B(a)	4,823	82,591
Husqvarna AB Class B	25,372	119,648
Investment AB Kinnevik Class B	12,943	259,708
Investment AB Latour Class B	7,000	118,046
Meda AB Class A	9,935	94,782
Modern Times Group AB Class B	2,653	122,687
Ratos AB Class B	26,979	256,016
Scania AB Class B	13,286	227,323
Securitas AB Class B	9,720	75,480
Skanska AB Class B	15,248	233,501
SKF AB Class B	15,100	297,301
Swedish Match AB	11,069	446,936
Tele2 AB Class B	52,030	805,054
Trelleborg AB Class B	7,512	69,108
Volvo AB Class A	23,500	269,816

Total Sweden		4,892,714

Switzerland - 1.3%
Baloise Holding AG	2,860	188,854
Panalpina Welttransport Holding AG*	650	58,338
Partners Group Holding AG	1,575	280,555
Schindler Holding AG	1,597	180,369
Schindler Holding AG Participating Shares	1,608	179,742
Straumann Holding AG	350	51,437
Sulzer AG	1,315	155,605
Swatch Group AG (The)	2,204	153,104

Total Switzerland		1,248,004

United Kingdom - 15.6%
Aberdeen Asset Management PLC	69,957	284,953
Admiral Group PLC	21,121	394,877
Aegis Group PLC	30,449	77,033
African Barrick Gold PLC	6,629	40,258
AMEC PLC	11,657	183,200
Amlin PLC	33,004	183,197
Ashmore Group PLC	41,370	226,131
Babcock International Group PLC	6,881	92,114
Balfour Beatty PLC	36,108	168,768
British Land Co. PLC	45,812	366,814
Bunzl PLC	9,184	150,241
Capita PLC	23,988	246,813
Carillion PLC	28,231	122,298
Carnival PLC	8,139	278,546
Cobham PLC	47,334	172,388
Cookson Group PLC	9,704	89,799
Croda International PLC	2,986	105,985
Daily Mail & General Trust PLC Class A	26,361	174,893
Drax Group PLC	34,457	302,917
easyJet PLC	10,700	89,199
Eurasian Natural Resources Corp. PLC	67,400	439,134
Evraz PLC	69,100	282,546
Ferrexpo PLC	22,400	75,607
G4S PLC	56,137	245,742
GKN PLC	57,782	163,675
Halma PLC	11,150	73,031
Hammerson PLC	19,722	137,002
Hargreaves Lansdown PLC	23,688	196,728
ICAP PLC	49,940	264,358
IG Group Holdings PLC	26,430	198,565
IMI PLC	12,719	165,877
Inchcape PLC	20,812	107,916

See Notes to Schedule of Investments.

80    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2012

Investments	Shares	Value
Inmarsat PLC	31,047	$239,339
InterContinental Hotels Group PLC	7,467	179,773
Intertek Group PLC	1,838	77,029
Investec PLC	43,749	255,259
ITV PLC	107,700	129,394
J. Sainsbury PLC	108,292	511,930
Jardine Lloyd Thompson Group PLC	10,380	113,964
Johnson Matthey PLC	6,092	210,974
Kazakhmys PLC	23,300	263,671
Ladbrokes PLC	49,900	123,034
Logica PLC	91,750	152,540
London Stock Exchange Group PLC	11,793	185,707
Lonmin PLC(a)	4,423	53,729
Man Group PLC	211,828	253,002
Marks & Spencer Group PLC	94,559	482,011
Meggitt PLC	21,861	132,111
Melrose PLC	13,536	78,999
Michael Page International PLC	11,615	68,115
Millennium & Copthorne Hotels PLC	14,785	111,078
Mondi PLC	16,138	137,949
Next PLC	6,122	307,170
Pennon Group PLC	14,403	172,139
PZ Cussons PLC	10,319	51,177
Rexam PLC	38,510	254,288
Rotork PLC	1,783	55,092
RSA Insurance Group PLC	275,413	466,961
Sage Group PLC (The)	59,813	260,145
Segro PLC	54,355	185,255
Serco Group PLC	6,835	57,461
Severn Trent PLC	12,043	312,233
Smith & Nephew PLC	21,324	213,216
Smiths Group PLC	10,668	169,832
Spectris PLC	2,661	63,940
St. James’s Place PLC	15,900	83,369
Stagecoach Group PLC	27,861	116,413
Standard Life PLC	158,474	580,136
TalkTalk Telecom Group PLC	43,700	130,571
Tate & Lyle PLC	24,453	248,338
Travis Perkins PLC	5,600	85,242
TUI Travel PLC	96,371	256,205
United Utilities Group PLC	40,710	430,998
Vedanta Resources PLC(a)	12,422	177,688
Weir Group PLC (The)(a)	5,610	134,625
Whitbread PLC	5,117	162,762
William Hill PLC	39,971	177,295

Total United Kingdom		15,012,764

TOTAL COMMON STOCKS (Cost: $96,188,348)		95,068,214

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree Australia Dividend Fund(c)	5,587	283,708
WisdomTree Japan Hedged Equity Fund(c)	8,642	286,742

TOTAL EXCHANGE - TRADED FUNDS (Cost: $554,911)		570,450

SHORT-TERM INVESTMENT - 2.2%

MONEY MARKET FUND - 2.2%
Invesco Treasury Fund Private Class 0.02%(d) (Cost: $2,122,241)	2,122,241	2,122,241

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%

MONEY MARKET FUND - 8.2%
Dreyfus Institutional Preferred Money Market Fund 0.16%(d) (Cost: $7,904,815)(e)	7,904,815	7,904,815

TOTAL INVESTMENTS IN SECURITIES - 109.9% (Cost: $106,770,315)(f)		105,665,720
Liabilities in Excess of Foreign Currency and Other Assets - (9.9)%		(9,553,453)

NET ASSETS - 100.0%		$96,112,267

PPS	-	Price Protected Shares
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or moreother securities to form a single saleable until which cannot be sold separately.
(c)	Affiliated Company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(e)	At June 30, 2012, the total market value of the Fund’s securities on loan was $7,290,237 and the total market value of the collateral held by the Fund was $7,904,815.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    81

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 14.8%
APN News & Media Ltd.	1,399,303	$946,675
ARB Corp., Ltd.	36,773	343,017
Aristocrat Leisure Ltd.(a)	211,945	599,622
ASG Group Ltd.(a)	406,349	347,801
Ausdrill Ltd.	198,016	694,179
Ausenco Ltd.	93,619	342,592
Australian Pharmaceutical Industries Ltd.	1,023,856	367,326
Automotive Holdings Group	326,763	827,323
Beach Energy Ltd.	284,941	274,554
Beach Energy Ltd. - Entitlement Shares*	51,225	49,358
Boart Longyear Ltd.	188,002	551,155
Bradken Ltd.	187,700	998,566
Breville Group Ltd.	103,260	463,608
Brickworks Ltd.	83,814	867,727
BT Investment Management Ltd.	443,113	806,228
Cabcharge Australia Ltd.(a)	121,776	624,133
Cardno Ltd.	82,996	643,167
carsales.com Ltd.(a)	147,527	907,335
Challenger Infrastructure Fund Class A(b)	464,794	624,133
CSG Ltd.	474,527	381,835
CSR Ltd.(a)	344,795	494,805
Data#3 Ltd.	336,728	383,131
David Jones Ltd.(a)	932,389	2,475,381
DuluxGroup Ltd.(a)	288,993	891,659
DWS Ltd.	297,522	446,788
Emeco Holdings Ltd.	622,397	558,240
Envestra Ltd.	1,271,683	1,023,278
Fairfax Media Ltd.	2,120,301	1,206,245
FKP Property Group(a),(b)	1,169,473	455,532
Fleetwood Corp., Ltd.	61,049	734,669
Grange Resources Ltd.	1,494,394	796,551
GUD Holdings Ltd.	98,828	871,211
GWA Group Ltd.(a)	462,265	995,074
Hastings Diversified Utilities Fund	262,445	645,646
Hills Holdings Ltd.(a)	464,134	504,306
iiNET Ltd.	118,234	373,283
Imdex Ltd.	165,851	299,210
Independence Group NL	92,897	328,523
Invocare Ltd.(a)	74,864	618,519
IOOF Holdings Ltd.	299,706	1,858,643
Iress Market Technology Ltd.	132,500	889,615
JB Hi-Fi Ltd.(a)	151,127	1,372,527
M2 Telecommunications Group Ltd.	113,019	389,256
McMillan Shakespeare Ltd.	45,848	555,499
Medusa Mining Ltd.	66,801	330,731
Mermaid Marine Australia Ltd.(a)	130,388	376,905
Mount Gibson Iron Ltd.	1,330,233	1,172,658
Myer Holdings Ltd.(a)	1,102,376	1,824,935
MyState Ltd.	138,911	434,292
Navitas Ltd.	326,075	1,450,616
NIB Holdings Ltd.	401,297	614,968
NRW Holdings Ltd.	190,341	589,229
OneSteel Ltd.*	1,272,683	1,128,448
OrotonGroup Ltd.	58,684	439,124
Pacific Brands Ltd.	1,525,246	781,727
Perpetual Ltd.	42,250	991,762
Primary Health Care Ltd.	272,823	824,989
Prime AET&D Holdings*†	124,997	—
Qube Logistics Holdings Ltd.	272,289	432,620
Retail Food Group Ltd.	115,464	313,644
RHG Ltd.	2,125,689	882,470
Ridley Corp., Ltd.	322,689	337,388
SAI Global Ltd.	90,947	445,617
Salmat Ltd.(a)	273,123	629,921
Sedgman Ltd.	228,525	325,607
Seven West Media Ltd.	2,078,544	3,717,918
Sigma Pharmaceuticals Ltd.	1,165,584	728,817
Skilled Group Ltd.	145,682	353,915
SMS Management & Technology Ltd.(a)	87,036	458,572
Spotless Group Ltd.	186,600	487,750
STW Communications Group Ltd.	598,737	579,980
Super Retail Group Ltd.	118,875	876,122
Thorn Group Ltd.(a)	209,201	313,085
TPG Telecom Ltd.	349,827	625,740
Transfield Services Ltd.	490,578	912,704
Webjet Ltd.(a)	89,978	311,744
Western Areas NL(a)	117,468	488,867
WHK Group Ltd.	405,682	349,309
Wotif.com Holdings Ltd.(a)	205,603	887,272

Total Australia		56,247,371

Austria - 0.5%
RHI AG	25,234	587,466
Schoeller-Bleckmann Oilfield Equipment AG	7,334	593,800
Wienerberger AG	39,148	368,681
Zumtobel AG(a)	31,281	324,048

Total Austria		1,873,995

Belgium - 1.4%
Arseus N.V.	18,161	320,356
Barco N.V.	5,556	280,976
Bekaert N.V.(a)	40,952	1,013,937
Cofinimmo	13,684	1,527,833
EVS Broadcast Equipment S.A.(a)	11,086	522,933
Exmar N.V.	99,098	728,152
Melexis N.V.	30,522	474,491
Tessenderlo Chemie N.V.	19,097	487,125

Total Belgium		5,355,803

Denmark - 0.5%
D/S Norden	13,165	349,227
East Asiatic Co., Ltd. A/S	12,710	310,254
Pandora A/S(a)	138,837	1,301,108

Total Denmark		1,960,589

Finland - 2.6%
Alma Media Oyj(a)	85,078	556,036
Amer Sports Oyj	55,709	635,217
Huhtamaki Oyj	60,946	905,693
Kemira Oyj	113,294	1,324,893
Konecranes Oyj(a)	36,203	950,110
Lassila & Tikanoja Oyj*	36,127	429,128
Ramirent Oyj	71,757	586,447
Rautaruukki Oyj(a)	169,351	1,065,978
Sanoma Oyj(a)	192,061	1,693,958
Tieto Oyj(a)	48,239	770,119
Tikkurila Oyj	32,114	548,145
Uponor Oyj	35,807	321,040

Total Finland		9,786,764

France - 3.9%
Affine, S.A.	27,752	378,249
Alten Ltd.(a)	20,967	582,054
April	25,927	368,510
Beneteau S.A.	26,044	251,189
Bourbon S.A.	40,481	976,076
Derichebourg S.A.	148,377	357,201
Etablissements Maurel et Prom(a)	58,148	840,499
Faiveley Transport	7,000	373,545

See Notes to Schedule of Investments.

82    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
GL Events S.A.	16,816	$317,331
IPSOS(a)	10,410	306,623
Mersen	12,264	307,148
Metropole Television S.A.	148,919	1,957,891
Nexans S.A.(a)	13,314	515,670
Nexity S.A.	64,589	1,540,973
Plastic Omnium S.A.	25,062	627,193
Rallye S.A.	44,448	1,269,152
Rubis	12,859	661,724
Saft Groupe S.A.	13,822	331,521
Sechilienne - Sidec	32,271	455,403
Societe d’Edition de Canal+	98,557	531,563
Societe Television Francaise 1	244,457	1,951,335

Total France		14,900,850

Germany - 4.2%
Aixtron SE	31,318	447,519
Balda AG	211,823	1,287,619
Bechtle AG	12,285	453,365
Bertrandt AG	4,357	326,336
Comdirect Bank AG	120,273	1,086,743
CTS Eventim AG	9,948	299,832
Delticom AG(a)	7,661	504,582
Douglas Holding AG(a)	16,875	665,799
Drillisch AG	67,741	648,619
Duerr AG	6,254	385,721
ElringKlinger AG	21,322	507,892
Gerresheimer AG*	7,048	331,743
Gildemeister AG	19,440	306,035
H&R AG	16,716	300,170
Hamborner REIT AG	47,308	416,651
Indus Holding AG(a)	17,183	472,647
Leoni AG	20,600	784,927
MLP AG	139,147	888,926
NORMA Group	14,583	320,904
Pfeiffer Vacuum Technology AG	4,688	478,086
Prime Office REIT-AG	81,174	334,795
Rheinmetall AG	24,755	1,215,773
Sixt AG	21,732	364,043
SMA Solar Technology AG(a)	24,042	823,478
Takkt AG	65,629	818,706
Vossloh AG	5,989	504,663
Wincor Nixdorf AG	26,136	928,038

Total Germany		15,903,612

Hong Kong - 2.3%
China Everbright International Ltd.(a)	654,000	306,055
China Power International Development Ltd.	2,021,000	528,904
China South City Holdings Ltd.	2,634,000	383,715
China Travel International Investment Hong Kong	2,494,000	459,777
Citic Telecom International Holdings Ltd.	2,447,000	441,648
City Telecom (HK) Ltd.	824,000	155,094
Dah Sing Banking Group Ltd.	788,000	710,098
Dah Sing Financial Holdings Ltd.	213,600	660,887
Emperor Watch & Jewellery Ltd.	3,370,000	304,118
Goldlion Holdings Ltd.	1,119,000	461,631
Guotai Junan International Holdings Ltd.	905,757	326,952
Henderson Investment Ltd.	4,137,000	298,668
Shenzhen Investment Ltd.	3,252,000	763,021
Singamas Container Holdings Ltd.	2,094,000	448,125
Sinotrans Shipping Ltd.	1,597,500	372,764
Sinotruk Hong Kong Ltd.(a)	646,500	385,057
Vitasoy International Holdings Ltd.	629,364	526,576
Welling Holding Ltd.	6,224,000	1,002,984
YGM Trading Ltd.	144,000	336,013

Total Hong Kong		8,872,087

Ireland - 0.6%
C&C Group PLC	143,867	618,927
Irish Continental Group PLC	25,624	494,276
Smurfit Kappa Group PLC	92,350	621,143
United Drug PLC	164,864	433,087

Total Ireland		2,167,433

Israel - 2.9%
Amot Investments Ltd.	216,560	463,089
Cellcom Israel Ltd.	355,307	2,155,222
Clal Industries & Investments Ltd.	637,450	1,843,591
Delek Automotive Systems Ltd.	111,602	716,659
Elbit Systems Ltd.	17,985	614,974
Gazit-Globe Ltd.	80,314	762,820
Hot Telecommunication System Ltd.	123,462	948,286
Matrix IT Ltd.	33,000	137,417
Migdal Insurance & Financial Holding Ltd.	369,814	429,619
Ormat Industries Ltd.	173,922	860,451
Osem Investments Ltd.	32,187	436,448
Reit 1 Ltd.	159,369	283,688
Shikun & Binui Ltd.	497,904	692,095
Shufersal Ltd.	225,913	544,090

Total Israel		10,888,449

Italy - 5.2%
ACEA SpA	193,759	1,153,715
Astaldi SpA	55,560	352,895
Autostrada Torino-Milano SpA	109,421	680,418
Azimut Holding SpA	68,607	703,491
Banca Generali SpA	97,906	1,124,441
Banca Piccolo Credito Valtellinese Scarl	257,967	382,044
Banca Popolare di Sondrio SCRL	83,094	507,006
Beni Stabili SpA	1,645,526	714,183
Brembo SpA	46,798	465,313
Cairo Communications SpA	141,493	475,839
Credito Artigiano SpA(a)	493,874	507,668
Credito Emiliano SpA	186,062	680,031
Danieli & Co. SpA	19,956	416,092
DiaSorin SpA(a)	17,093	498,262
ERG SpA	164,269	1,037,325
Geox SpA(a)	325,304	718,319
Hera SpA	1,215,707	1,712,500
I.M.A. Industria Macchine Automatiche SpA	31,131	528,206
Impregilo SpA(a)	126,020	538,950
Indesit Co. SpA	121,629	508,748
Intesa Sanpaolo SpA RSP	713,843	811,236
Iren SpA	779,563	307,773
Italcementi SpA RSP	264,859	617,787
MARR SpA	62,408	583,696
Piaggio & C. SpA	212,357	531,168
Recordati SpA	128,758	918,310
Societa Iniziative Autostradali e Servizi SpA	196,193	1,381,832
Sogefi SpA	141,676	347,901
Zignago Vetro SpA	74,078	446,541

Total Italy		19,651,690

Japan - 25.1%
77 Bank Ltd. (The)	99,000	405,728
Achilles Corp.	249,000	327,673
ADEKA Corp.	47,900	413,625
Aeon Delight Co., Ltd.	15,200	348,044
Ai Holdings Corp.(a)	63,000	341,095

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    83

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
Aica Kogyo Co., Ltd.	30,200	$452,678
Aichi Steel Corp.	104,000	417,095
Airport Facilities Co., Ltd.	75,300	336,911
Akebono Brake Industry Co., Ltd.(a)	69,200	329,565
Alps Electric Co., Ltd.	66,000	460,734
Amano Corp.	50,500	427,848
ANRITSU Corp.	31,000	348,114
Aomori Bank Ltd. (The)	127,000	388,369
Arcs Co., Ltd.	17,100	364,546
Arnest One Corp.	43,300	546,473
Asahi Diamond Industrial Co., Ltd.	34,300	389,470
Asahi Holdings, Inc.	20,300	409,613
Asahi Organic Chemicals Industry Co., Ltd.	141,000	353,428
Atsugi Co., Ltd.	297,000	364,783
Avex Group Holdings, Inc.	32,800	483,840
Awa Bank Ltd. (The)	50,000	317,709
Azbil Corp.	35,600	724,582
Bank of the Ryukyus Ltd.	29,400	365,519
Calsonic Kansei Corp.	61,000	328,738
Canon Electronics, Inc.	16,900	353,292
Capcom Co., Ltd.	22,700	472,834
Casio Computer Co., Ltd.(a)	121,800	792,257
Chiyoda Co., Ltd.	21,900	473,187
Chugoku Marine Paints Ltd.	68,000	327,259
Chukyo Bank Ltd. (The)	133,000	301,704
Coca-Cola Central Japan Co., Ltd.	28,000	363,905
COMSYS Holdings Corp.	46,600	545,487
Daifuku Co., Ltd.	59,500	372,108
Daishi Bank Ltd. (The)	159,000	476,263
DCM Holdings Co., Ltd.	57,700	408,579
Doutor Nichires Holdings Co., Ltd.	24,100	308,688
DTS Corp.	25,000	314,576
eAccess Ltd.	1,749	340,418
Ebara Corp.	99,000	379,672
Edion Corp.(a)	81,700	408,551
Ehime Bank Ltd. (The)	120,000	329,365
Eighteenth Bank Ltd. (The)	134,000	352,676
Eizo Nanao Corp.	14,600	291,122
Ezaki Glico Co., Ltd.	37,000	418,273
F.C.C Co., Ltd.	21,300	355,044
Fancl Corp.(a)	32,300	403,193
Fujitec Co., Ltd.	56,000	355,834
Fukui Bank Ltd. (The)	168,000	400,050
Fukuyama Transporting Co., Ltd.(a)	80,000	434,140
Furukawa-Sky Aluminum Corp.	106,000	317,508
GMO Internet, Inc.	75,800	395,197
Goldcrest Co., Ltd.	25,150	384,547
Gunze Ltd.	118,000	322,396
Hakuto Co., Ltd.	36,700	361,986
Hanwa Co., Ltd.	125,000	473,117
Heiwa Real Estate Co., Ltd.	154,000	357,062
Heiwado Co., Ltd.	24,500	333,156
Hibiya Engineering Ltd.	30,600	347,074
Higashi-Nippon Bank Ltd. (The)	187,000	405,452
Hitachi Koki Co., Ltd.	61,200	510,831
Hitachi Kokusai Electric, Inc.	37,000	289,360
Hogy Medical Co., Ltd.	7,700	350,790
Hokkoku Bank Ltd. (The)	94,000	368,743
Hokuetsu Bank Ltd. (The)	214,000	418,398
Hokuetsu Kishu Paper Co., Ltd.	77,000	412,069
Hokuto Corp.	18,800	375,340
HORIBA Ltd.	10,000	348,415
Hyakugo Bank Ltd. (The)	96,000	399,449
Ichiyoshi Securities Co., Ltd.	62,497	352,471
IDEC Corp.	40,700	370,835
Inaba Denki Sangyo Co., Ltd.	17,200	494,724
Inabata & Co., Ltd.	63,100	394,622
Ito En Ltd.	28,900	540,404
Itochu Enex Co., Ltd.	76,200	429,753
Iwatani Corp.	113,000	439,027
Izumi Co., Ltd.	12,400	247,720
Jafco Co., Ltd.	16,800	322,988
Japan Aviation Electronics Industry Ltd.	34,000	296,152
Japan Pulp & Paper Co., Ltd.	122,000	426,595
Japan Wool Textile Co., Ltd. (The)(a)	51,000	361,135
J-Oil Mills, Inc.(a)	104,000	312,821
Juroku Bank Ltd. (The)	108,000	349,217
Kaken Pharmaceutical Co., Ltd.	45,000	630,530
Kandenko Co., Ltd.	92,000	433,538
Kanematsu Electronics Ltd.	34,500	382,661
Kasumi Co., Ltd.	48,800	335,160
Keihin Corp.	25,500	373,919
Keiyo Bank Ltd. (The)	72,000	332,974
Kiyo Holdings, Inc.	428,800	623,396
KOA Corp.	31,500	298,458
KOKUYO Co., Ltd.	61,400	456,325
Kose Corp.	17,700	418,154
K’s Holdings Corp.(a)	21,800	634,957
Kurabo Industries Ltd.	218,000	379,772
Kureha Corp.	88,000	387,116
Kuroda Electric Co., Ltd.	31,400	356,541
KYB Co., Ltd.(a)	81,000	360,384
KYORIN Holdings, Inc.	25,000	525,755
Kyoritsu Maintenance Co., Ltd.	18,300	390,816
Kyowa Exeo Corp.	38,500	390,838
Lintec Corp.	30,100	533,040
Lion Corp.	87,000	476,488
Maeda Corp.	84,000	387,417
Maeda Road Construction Co., Ltd.	32,000	400,251
Matsumotokiyoshi Holdings Co., Ltd.	13,200	292,157
Max Co., Ltd.	35,000	413,210
Meitec Corp.	17,600	371,455
Michinoku Bank Ltd. (The)	140,000	278,982
Mie Bank Ltd. (The)	179,000	399,323
Mikuni Coca-Cola Bottling Co., Ltd.	38,600	333,317
Mimasu Semiconductor Industry Co., Ltd.	40,800	349,758
Minebea Co., Ltd.	93,000	365,986
Mitsui Home Co., Ltd.	73,000	396,152
Miura Co., Ltd.	16,100	426,562
Miyazaki Bank Ltd. (The)	139,000	348,415
Mochida Pharmaceutical Co., Ltd.	44,000	505,677
Morinaga & Co., Ltd.	178,000	403,785
Moshi Moshi Hotline, Inc.	37,400	383,890
Musashino Bank Ltd. (The)	11,100	325,390
Nagaileben Co., Ltd.	22,000	323,700
Nagase & Co., Ltd.	42,200	522,013
NEC Fielding Ltd.	38,000	473,869
NEC Mobiling Ltd.	9,800	386,891
NEC Networks & System Integration Corp.	22,600	357,170
NET One Systems Co., Ltd.	22,600	299,388
NICHIAS Corp.	65,000	333,187
Nichirei Corp.	105,000	514,538
Nidec Sankyo Corp.	63,000	325,304
Nifco, Inc.	18,700	449,512
Nihon Kohden Corp.	13,600	412,653
Nippo Corp.	32,000	353,729
Nippon Beet Sugar Manufacturing Co., Ltd.	161,000	351,097

See Notes to Schedule of Investments.

84    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
Nippon Flour Mills Co., Ltd.	83,000	$364,081
Nippon Kayaku Co., Ltd.	71,000	664,707
Nippon Konpo Unyu Soko Co., Ltd.	26,700	337,640
Nippon Light Metal Co., Ltd.	230,000	294,022
Nippon Suisan Kaisha Ltd.	181,500	491,340
Nippon Synthetic Chemical Industry Co., Ltd. (The)	56,000	345,306
Nippon Thompson Co., Ltd.	69,000	326,018
Nippon Valqua Industries Ltd.	134,000	367,790
Nipro Corp.	98,300	617,224
Nishimatsu Construction Co., Ltd.	172,000	327,660
Nishi-Nippon Railroad Co., Ltd.	79,000	352,475
Nissan Chemical Industries Ltd.	66,000	640,231
Nisshinbo Holdings, Inc.	48,000	364,557
Nitto Boseki Co., Ltd.	98,000	304,600
NOF Corp.	56,000	278,631
NORITAKE Co., Ltd.	143,000	372,779
NS Solutions Corp.	21,600	367,625
NSD Co., Ltd.	41,900	341,859
Ogaki Kyoritsu Bank Ltd. (The)	145,000	488,846
Oita Bank Ltd. (The)	72,000	234,616
Okasan Securities Group, Inc.	82,800	322,732
OKUMA Corp.	44,000	294,473
OKUMURA Corp.	132,000	474,796
Onward Holdings Co., Ltd.	89,000	671,488
OSAKA Titanium Technologies Co.	10,000	303,421
OSG Corp.	24,600	351,164
Paltac Corp.	26,683	368,526
PanaHome Corp.	67,000	419,852
Parco Co., Ltd.	30,600	303,737
Paris Miki Holdings, Inc.	52,400	317,854
Pigeon Corp.	9,800	428,650
Plenus Co., Ltd.	25,900	496,641
Point, Inc.	12,740	438,292
Pola Orbis Holdings, Inc.	13,822	426,665
Relo Holdings, Inc.	10,300	347,636
Resorttrust, Inc.	28,600	474,934
RIKEN Corp.	84,000	336,884
Round One Corp.	64,800	344,344
Ryoden Trading Co., Ltd.	52,000	313,473
Ryohin Keikaku Co., Ltd.(a)	9,900	537,248
Ryosan Co., Ltd.	19,400	379,053
SAIBUGAS Co., Ltd.	166,078	435,021
San-In Godo Bank Ltd. (The)	46,000	323,424
Sanki Engineering Co., Ltd.	62,000	338,012
Sankyo Seiko Co., Ltd.	94,200	310,498
Sankyu, Inc.	106,000	377,290
Sanwa Holdings Corp.	83,000	357,839
Sanyo Chemical Industries Ltd.	60,000	380,499
Sanyo Shokai Ltd.	101,000	324,051
Sanyo Special Steel Co., Ltd.	94,000	404,086
Sapporo Holdings Ltd.	141,000	452,388
SBI Holdings, Inc.	6,888	505,011
SCSK Corp.(a)	28,700	415,447
SEIKAGAKU Corp.	31,600	308,515
Seino Holdings Corp.	49,000	326,708

Senko Co., Ltd.(a)	69,000	302,670
Senshu Ikeda Holdings, Inc.	324,400	435,027
Shinko Electric Industries Co., Ltd.(a)	66,100	520,251
Shinko Plantech Co., Ltd.	35,500	306,548
Shinko Shoji Co., Ltd.	43,000	346,522
Shinmaywa Industries Ltd.	77,000	379,258
Sinanen Co., Ltd.	94,000	395,839
Sotetsu Holdings, Inc.	122,000	405,189
Star Micronics Co., Ltd.	29,900	288,170
Sumitomo Bakelite Co., Ltd.	117,000	544,016
Sumitomo Osaka Cement Co., Ltd.	72,000	237,323
Sumitomo Warehouse Co., Ltd. (The)	77,000	365,748
Taiyo Holdings Co., Ltd.	23,000	576,225
Takara Holdings, Inc.	54,000	346,510
Takara Standard Co., Ltd.	59,000	454,756
Takasago Thermal Engineering Co., Ltd.	51,800	401,857
Tamron Co., Ltd.	12,200	403,813
TOAGOSEI Co., Ltd.	125,000	485,650
Tochigi Bank Ltd. (The)	104,000	327,159
Toda Corp.	144,000	447,575
Toei Co., Ltd.	68,000	322,146
Toho Bank Ltd. (The)	121,000	341,208
Toho Holdings Co., Ltd.	11,900	240,565
Toho Zinc Co., Ltd.	92,000	359,744
Tokai Carbon Co., Ltd.(a)	86,000	375,085
TOKAI Holdings Corp.	88,000	425,718
Tokai Rika Co., Ltd.	25,700	421,301
Tokai Rubber Industries Ltd.	34,500	375,743
Tokai Tokyo Financial Holdings, Inc.	138,701	495,423
Tokyo Tatemono Co., Ltd.*	127,000	472,728
TOKYOTOKEIBA Co., Ltd.	250,000	344,655
TOKYU LIVABLE, Inc.	32,000	346,109
TOMONY Holdings, Inc.	81,411	323,440
TOMY Co., Ltd.	51,000	332,372
Toppan Forms Co., Ltd.	62,000	527,610
Toshiba Plant Systems & Services Corp.	27,000	319,100
Toshiba TEC Corp.	111,000	415,954
TOSOH Corp.	323,000	870,347
Toyo Ink SC Holdings Co., Ltd.	192,000	700,238
Toyo Kohan Co., Ltd.	99,000	351,134
Toyo Tire & Rubber Co., Ltd.	123,000	413,134
Toyobo Co., Ltd.	395,000	544,554
transcosmos, Inc.	24,700	333,399
TS Tech Co., Ltd.	18,400	333,686
Tsumura & Co.	25,700	678,333
Tsuruha Holdings, Inc.	6,000	372,603
USHIO, Inc.	44,400	545,331
Valor Co., Ltd.	14,500	238,789
Wacoal Holdings Corp.	43,000	508,735
Xebio Co., Ltd.	12,900	293,762
Yodogawa Steel Works Ltd.	121,000	464,043
ZENRIN Co., Ltd.	36,600	359,624

Total Japan		95,248,989

Netherlands - 2.1%
Accell Group N.V.	18,084	340,800
Arcadis N.V.	22,269	486,646
BinckBank N.V.	46,640	378,806
Brunel International N.V.	7,925	313,785
CSM	43,507	801,686
Koninklijke BAM Groep N.V.	207,825	583,130
Koninklijke Ten Cate N.V.	16,539	441,080
Mediq N.V.	34,836	428,868
Nieuwe Steen Investments N.V.	96,396	822,556
PostNL N.V.	577,243	2,380,788
Sligro Food Group N.V.	17,461	454,257
TKH Group N.V.	24,258	520,876

Total Netherlands		7,953,278

New Zealand - 2.4%
Air New Zealand Ltd.	648,130	448,004
DNZ Property Fund Ltd.	317,830	378,075
Fisher & Paykel Healthcare Corp., Ltd.	604,191	956,668
Freightways Ltd.	132,948	406,056
Infratil Ltd.	429,869	701,379

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    85

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
Kathmandu Holdings Ltd.	323,512	$330,229
Nuplex Industries Ltd.(a)	282,224	567,094
NZX Ltd.	313,239	339,884
Port of Tauranga Ltd.	54,951	489,369
Restaurant Brands New Zealand Ltd.	235,715	394,068
Ryman Healthcare Ltd.	210,014	584,044
Sky Network Television Ltd.	309,567	1,201,774
SKYCITY Entertainment Group Ltd.	525,927	1,437,227
Warehouse Group Ltd. (The)	383,434	770,463

Total New Zealand		9,004,334

Norway - 1.8%
Atea ASA	105,192	924,607
Austevoll Seafood ASA	97,333	409,344
Cermaq ASA*	77,821	1,024,400
Copeinca ASA	81,659	575,581
Kvaerner ASA	282,611	632,309
Pronova BioPharma AS	221,206	372,122
SpareBank 1 SMN	115,258	622,393
SpareBank 1 SR Bank ASA	120,207	649,117
Tomra Systems ASA	47,447	403,077
Veidekke ASA	101,633	723,208
Wilh. Wilhelmsen ASA Class B	65,820	447,330

Total Norway		6,783,488

Portugal - 1.6%
Mota-Engil, SGPS, S.A.	343,601	447,384
Portucel - Empresa Produtora de Pasta e Papel S.A.	1,147,521	2,794,566
REN - Redes Energeticas Nacionais S.A.	306,563	811,934
Sonae(a)	2,194,227	1,147,249
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	338,453	1,003,774

Total Portugal		6,204,907

Singapore - 4.8%
Boustead Singapore Ltd.	745,000	543,989
Cache Logistics Trust Class REIT	679,000	562,796
Cerebos Pacific Ltd.	175,000	729,397
Chip Eng Seng Corp., Ltd.	1,328,000	419,324
Cityspring Infrastructure Trust	2,139,649	675,607
Dyna-Mac Holdings Ltd.	1,237,000	385,708
Fortune REIT	889,000	531,783
Fragrance Group Ltd.	1,101,000	425,868
Guthrie GTS Ltd.	1,403,000	636,821
Hi-P International Ltd.	555,000	354,871
Ho Bee Investment Ltd.	443,000	407,401
Hong Leong Asia Ltd.	341,000	434,729
K-Green Trust(a)	740,000	581,228
Low Keng Huat (Singapore) Ltd.	1,339,000	443,937
Mapletree Commercial Trust	1,397,000	1,080,723
Orchard Parade Holdings Ltd.	251,000	402,218
OSIM International Ltd.	340,000	322,071
Perennial China Retail Trust	1,267,000	470,074
Petra Foods Ltd.	194,000	382,854
QAF Ltd.	709,000	419,758
Raffles Medical Group Ltd.	171,000	298,319
Sabana Shari’ah Compliant Industrial
Real Estate Investment Trust	990,006	761,964
Sakari Resources Ltd.	1,497,000	1,613,045
Sheng Siong Group Ltd.	1,079,000	361,995
Singapore Post Ltd.	1,046,000	871,116
STX OSV Holdings Ltd.	1,276,844	1,501,814
Super Group Ltd.	200,000	331,544
Technics Oil & Gas Ltd.	462,000	339,170
United Engineers Ltd.	324,000	560,120
UOB-Kay Hian Holdings Ltd.	466,000	577,534
Wing Tai Holdings Ltd.	602,000	634,410
Yongnam Holdings Ltd.	1,636,374	297,100

Total Singapore		18,359,288

Spain - 4.0%
Abengoa S.A.	44,089	583,011
Almirall S.A.*	90,055	646,849
Antena 3 de Television S.A.(a)	379,093	1,626,077
Banca Civica S.A.	507,119	1,010,388
Bankinter S.A.	456,686	1,575,817
Bolsas y Mercados Espanoles(a)	110,745	2,233,196
Caja de Ahorros del Mediterraneo*(a)	46,484	79,047
Cie Automotive S.A.	43,180	296,455
Duro Felguera S.A.	150,602	829,467
Fomento de Construcciones y Contratas S.A.(a)	190,236	2,433,504
Grupo Catalana Occidente S.A.	85,401	1,216,003
Indra Sistemas, S.A.	193,763	1,801,426
Melia Hotels International S.A.(a)	57,070	332,429
Papeles y Cartones de Europa S.A.(a)	127,946	316,621

Total Spain		14,980,290

Sweden - 4.4%
AarhusKarlshamn AB	17,415	596,698
AF AB Class B	18,319	354,973
Axfood AB	27,177	865,424
Axis Communications AB	39,759	864,026
Bilia AB Class A	35,934	482,858
Billerud AB(a)	88,575	818,071
Clas Ohlson AB Class B	34,791	485,141
Fabege AB	134,751	1,056,159
Hexpol AB	8,618	292,785
Hoganas AB Class B	22,234	705,442
Holmen AB Class B	30,235	822,632
Intrum Justitia AB	46,652	679,260
JM AB(a)	58,525	1,032,310
Kungsleden AB	162,037	821,641
Loomis AB Class B	46,855	578,696
Mekonomen AB	16,467	504,574
NCC AB Class B	57,073	1,026,130
Nibe Industrier AB Class B	28,693	391,793
Nolato AB Class B	36,988	356,355
Nordnet AB Class B	118,807	344,248
Peab AB	227,094	1,134,417
SSAB AB Class B	65,075	467,623
Svenska Cellulosa AB Class A	40,729	612,493
SWECO AB Class B	40,879	430,857
Wihlborgs Fastigheter AB	62,643	841,756

Total Sweden		16,566,362

Switzerland - 0.3%
Mobilezone Holding AG	50,707	504,659
Vontobel Holding AG	23,724	468,715

Total Switzerland		973,374

United Kingdom - 14.2%
Avocet Mining PLC	155,743	219,970
BBA Aviation PLC	282,728	904,627
Bellway PLC	33,256	435,539
Berendsen PLC	101,830	798,576
Bodycote PLC	108,206	565,493
Brewin Dolphin Holdings PLC	223,820	482,695
Britvic PLC	177,214	916,962
Cable & Wireless Communications PLC	6,195,282	2,876,230
Carphone Warehouse Group PLC	324,577	733,079
Chemring Group PLC	125,421	539,790

See Notes to Schedule of Investments.

86    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2012

Investments	Shares	Value
Chesnara PLC	170,032	$466,702
Cineworld Group PLC	144,993	468,474
Close Brothers Group PLC	116,332	1,358,422
Computacenter PLC	116,702	550,405
Cranswick PLC	24,206	309,422
Dairy Crest Group PLC	118,845	615,315
De La Rue PLC	46,791	744,168
Debenhams PLC	656,405	890,551
Development Securities PLC	151,838	336,387
Diploma PLC	53,290	372,361
Domino Printing Sciences PLC	60,023	508,373
Domino’s Pizza UK & IRL PLC	60,525	488,417
Dunelm Group PLC	77,161	628,716
Electrocomponents PLC	355,468	1,142,944
Elementis PLC	149,076	464,129
Euromoney Institutional Investor PLC	54,791	641,519
F&C Asset Management PLC	381,283	496,359
Fenner PLC	66,626	377,557
Fidessa Group PLC	29,147	708,592
Filtrona PLC	81,361	610,617
FirstGroup PLC	609,865	2,145,526
Game Group PLC(a)*†	614,597	—
Go-Ahead Group PLC	38,788	732,478
Greene King PLC	147,331	1,272,103
Greggs PLC	57,875	457,501
Halfords Group PLC	256,728	922,908
Hays PLC	1,191,486	1,376,361
Headlam Group PLC	69,539	301,574
Hill & Smith Holdings PLC	65,660	330,065
Homeserve PLC	320,125	783,276
Interserve PLC	136,276	666,875
ITE Group PLC	170,081	515,921
JD Sports Fashion PLC	29,917	335,502
JD Wetherspoon PLC	66,870	447,008
John Menzies PLC	34,140	321,281
Jupiter Fund Management PLC	262,975	887,621
Kcom Group PLC	411,258	461,202
Keller Group PLC	63,286	358,828
Kesa Electricals PLC	960,737	745,900
Kier Group PLC	29,212	576,385
Laird PLC	178,319	523,290
LSL Property Services PLC	96,547	353,209
Marshalls PLC	322,900	453,275
Marston’s PLC	486,536	792,869
Mecom Group PLC	332,055	359,360
Micro Focus International PLC	93,690	779,560
Mitie Group PLC	138,390	564,785
Moneysupermarket.com Group PLC	531,221	1,043,159
Morgan Crucible Co. PLC	138,953	606,965
Morgan Sindall Group PLC	45,027	420,205
N. Brown Group PLC	193,815	742,950
National Express Group PLC	306,207	1,028,739
New World Resources PLC Class A	237,804	1,206,602
Novae Group PLC	64,243	367,781
Petropavlovsk PLC	87,112	622,490
Premier Farnell PLC	353,161	959,382
Renishaw PLC	24,898	546,718
Restaurant Group PLC	110,367	512,391
RPC Group PLC	73,871	449,548
RPS Group PLC	107,616	351,928
Savills PLC	96,397	529,179
Senior PLC	117,405	345,454
Shanks Group PLC	311,524	373,054
SIG PLC	249,150	378,274
Smiths News PLC	251,077	381,988
Spirent Communications PLC	124,185	312,619
Sportingbet PLC	692,629	331,338
ST Modwen Properties PLC	102,420	270,680
Sthree PLC	158,205	660,044
Synergy Health PLC	26,807	379,040
Telecom Plus PLC	35,548	475,035
Tullett Prebon PLC	190,954	850,585
WH Smith PLC	91,766	783,701
WS Atkins PLC	56,371	610,064
WSP Group PLC	47,708	324,004

Total United Kingdom		53,980,971

TOTAL COMMON STOCKS (Cost: $376,832,904)		377,663,924

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(c)	449	15,046
WisdomTree Japan SmallCap Dividend Fund(c)	299	12,752

TOTAL EXCHANGE-TRADED FUNDS (Cost: $25,662)		27,798

SHORT-TERM INVESTMENT - 1.7%

MONEY MARKET FUND - 1.7%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $6,550,067)	6,550,067	6,550,067

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%

MONEY MARKET FUND - 8.1%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(d) (Cost: $30,807,244)(e)	30,807,244	30,807,244

TOTAL INVESTMENTS IN SECURITIES - 109.4% (Cost: $414,215,877)(f)		415,049,033
Liabilities in Excess of Foreign Currency and Other Assets - (9.4)%		(35,570,765)

NET ASSETS - 100.0%		$379,478,268

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(e)	At June 30, 2012, the total market value of the Fund’s securities on loan was $28,073,239 and the total market value of the collateral held by the Fund was $30,807,244.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    87

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.3%

Argentina - 0.0%
IRSA Inversiones y Representaciones S.A. ADR	234,174	$1,660,294

Brazil - 13.9%
AES Tiete S.A.	887,392	10,903,080
Autometal S.A.	502,255	3,695,155
Banco do Brasil S.A.	9,008,632	87,165,193
Banco Santander Brasil S.A.	5,551,400	42,355,055
BM&F Bovespa S.A.	2,977,600	15,120,711
Brasil Insurance Participacoes E Administracao S.A.	397,373	3,514,136
Centrais Eletricas Brasileiras S.A.	4,037,800	28,506,354
Cia Energetica de Minas Gerais	1,332,431	20,992,002
Cia Siderurgica Nacional S.A.	2,690,200	15,167,319
CPFL Energia S.A.	2,323,480	29,238,471
EDP - Energias do Brasil S.A.	1,715,000	10,952,141
Eternit S.A.	666,400	3,628,396
Grendene S.A.	305,060	1,586,926
Light S.A.	602,239	7,399,503
MRV Engenharia e Participacoes S.A.	677,488	3,121,523
Natura Cosmeticos S.A.	753,500	17,545,394
Oi S.A.	3,712,193	17,379,783
PDG Realty S.A. Empreendimentos e Participacoes	2,194,425	3,816,013
Redecard S.A.	1,750,200	28,484,268
Santos Brasil Participacoes S.A.	434,400	6,585,568
Tractebel Energia S.A.	1,458,900	26,851,364
Vale S.A.	6,625,400	131,723,502
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	274,100	4,073,918

Total Brazil		519,805,775

Chile - 1.7%
Administradora de Fondos de Pensiones Provida S.A.	1,083,756	5,978,242
Administradora de Fondos de Pensiones Habitat S.A.	3,481,019	4,851,042
Aguas Andinas S.A. Class A	13,197,475	8,144,180
Banco de Chile	110,857,135	15,618,872
Corpbanca	883,519,985	11,120,075
ENTEL Chile S.A.	473,487	8,827,332
Inversiones Aguas Metropolitanas S.A.	4,292,814	7,170,358

Total Chile		61,710,101

China - 14.2%
Bank of China Ltd. Class H	150,845,000	57,173,247
China Citic Bank Corp., Ltd. Class H	37,594,000	19,143,892
China Construction Bank Corp. Class H	408,561,000	278,629,558
China Petroleum & Chemical Corp. Class H	34,250,000	30,378,311
China Suntien Green Energy Corp., Ltd. Class H	22,563,342	3,926,918
Chongqing Rural Commercial Bank Class H(a)	23,280,991	9,334,186
Datang International Power Generation Co., Ltd. Class H	13,154,000	5,155,206
Guangzhou R&F Properties Co., Ltd. Class H(a)	9,590,400	12,586,330
Industrial & Commercial Bank of China Class H	159,700,000	88,323,611
Sinopec Shanghai Petrochemical Co., Ltd. Class H	14,576,000	4,246,796
Yanzhou Coal Mining Co., Ltd. Class H*(a)	5,860,000	9,050,426
Zhejiang Expressway Co., Ltd. Class H	17,926,724	11,809,634

Total China		529,758,115

Czech Republic - 2.3%
CEZ AS(a)	1,307,780	45,299,158
Komercni Banka AS	76,616	13,328,231
Telefonica Czech Republic AS	1,419,467	27,162,579

Total Czech Republic		85,789,968

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	2,941,862	5,800,831

Indonesia - 1.7%
Aneka Tambang Persero Tbk PT	62,864,500	8,968,691
Astra Agro Lestari Tbk PT	3,316,000	7,078,605
Bank Tabungan Negara Persero Tbk PT	34,855,510	4,787,182
Indo Tambangraya Megah Tbk PT	5,239,500	20,054,301
Japfa Comfeed Indonesia Tbk PT*	8,649,080	4,535,185
Perusahaan Gas Negara Persero Tbk PT	34,679,000	13,015,009
Timah Persero Tbk PT	38,999,798	5,730,074

Total Indonesia		64,169,047

Israel - 0.2%
Discount Investment Corp.*	444,577	716,507
Harel Insurance Investments & Financial Services Ltd.*	54,598	1,640,532
Jerusalem Economy Ltd.*	717,584	3,326,068
Phoenix Holdings Ltd. (The)*	918,643	1,743,639

Total Israel		7,426,746

Malaysia - 4.5%
Batu Kawan Bhd	383,000	2,216,829
Berjaya Sports Toto Bhd	5,816,700	7,876,495
Boustead Holdings Bhd	2,517,697	4,217,965
British American Tobacco Malaysia Bhd	570,050	10,052,842
Carlsberg Brewery Malaysia Bhd	1,277,050	4,841,972
CB Industrial Product Holding Bhd	3,113,042	2,490,041
Coastal Contracts Bhd	4,436,508	2,626,558
DiGi.Com Bhd	17,665,600	23,643,143
Hap Seng Consolidated Bhd	11,108,500	6,296,741
Hap Seng Plantations Holdings Bhd	2,997,396	2,699,591
Lafarge Malayan Cement Bhd	2,528,427	5,812,476
Malayan Banking Bhd	16,765,700	45,933,425
Malaysia Building Society	4,893,508	3,513,525
Maxis Bhd	17,651,700	35,520,190
Media Prima Bhd	6,654,200	4,631,013
TDM Bhd	1,512,990	1,991,591
Tradewinds Malaysia Bhd	1,111,608	3,133,016

Total Malaysia		167,497,413

Mexico - 2.8%
Bolsa Mexicana de Valores S.A.B de C.V.	2,515,300	4,929,096
Grupo Mexico S.A.B. de C.V. Series B	16,667,800	49,149,644
Grupo Modelo S.A.B de C.V. Series C	5,500,100	48,323,896
Kimberly-Clark de Mexico S.A.B de C.V. Class A	66,600	130,016

Total Mexico		102,532,652

Philippines - 1.1%
Globe Telecom, Inc.	448,440	11,866,870

See Notes to Schedule of Investments.

88    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2012

Investments	Shares	Value
Philippine Long Distance Telephone Co.	375,485	$23,615,409
Semirara Mining Corp.	1,029,700	5,332,397

Total Philippines		40,814,676

Poland - 3.6%
Bank Handlowy w Warszawie S.A.	191,933	4,646,926
KGHM Polska Miedz S.A.	848,565	36,868,704
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,806,317	18,727,285
Powszechny Zaklad Ubezpieczen S.A.	262,579	26,279,144
Synthos S.A.	5,891,691	10,468,860
Tauron Polska Energia S.A.	10,269,058	14,062,144
Telekomunikacja Polska S.A.	4,535,082	21,158,190
Warsaw Stock Exchange	334,663	3,829,677

Total Poland		136,040,930

Russia - 13.3%
Gazprom Neft JSC ADR(a)	2,277,079	52,258,963
Gazprom OAO ADR	28,148,697	265,442,212
LUKOIL OAO ADR	1,508,053	84,073,955
Mobile Telesystems OJSC ADR	2,619,769	45,060,027
Novolipetsk Steel OJSC Reg S GDR	1,175,458	19,148,211
Phosagro OAO GDR	722,369	8,372,257
Tatneft ADR	650,728	21,831,924

Total Russia		496,187,549

South Africa - 8.1%
ABSA Group Ltd.	1,494,870	25,808,601
African Bank Investments Ltd.	3,849,274	17,089,581
Allied Technologies Ltd.(a)	1,431,488	8,487,235
Coronation Fund Managers Ltd.	2,270,331	7,681,122
Exxaro Resources Ltd.	132,856	3,087,600
Kumba Iron Ore Ltd.(a)	1,031,433	69,184,266
MMI Holdings Ltd.	3,256,950	7,168,197
MTN Group Ltd.	4,240,471	73,065,620
Sasol Ltd.	1,124,765	47,089,263
Telkom S.A. Ltd.	3,724,356	8,647,738
Vodacom Group Ltd.	2,920,639	33,175,688

Total South Africa		300,484,911

South Korea - 2.5%
Industrial Bank of Korea	1,222,380	13,607,496
KT Corp. ADR	1,593,992	21,008,815
KT Corp.	104,090	2,758,224
SK Telecom Co., Ltd. ADR*	1,577,582	19,088,742
SK Telecom Co., Ltd.	84,333	9,203,846
S-Oil Corp.	257,836	20,440,484
Tong Yang Life Insurance	575,987	5,355,796

Total South Korea		91,463,403

Taiwan - 21.2%
AcBel Polytech, Inc.	7,460,416	4,256,319
AliI Corp.	2,345,000	2,667,894
AmTRAN Technology Co., Ltd.	5,864,306	4,709,498
Apex Biotechnology Corp.	802,830	1,990,621
Asia Cement Corp.	8,445,804	10,583,750
Career Technology MFG. Co., Ltd.	1,529,007	2,473,732
Chicony Electronics Co., Ltd.	2,193,510	4,022,230
Chimei Materials Technology Corp.	2,204,067	2,286,300
China Development Financial Holding Corp.	18,450,501	4,346,379
China Steel Chemical Corp.	1,187,000	5,381,914
China Steel Corp.	37,627,000	35,253,672
China Synthetic Rubber Corp.	3,344,000	3,110,698
Chin-Poon Industrial Co., Ltd.	2,895,000	2,693,023
Chroma Ate, Inc.	1,558,000	3,529,416
Chunghwa Telecom Co., Ltd.	17,822,248	56,057,932
Cleanaway Co., Ltd.	461,050	3,116,349
Compal Electronics, Inc.	12,213,000	11,177,030
Cyberlink Corp.	1,189,433	3,442,729
Darfon Electronics Corp.	3,404,000	2,847,582
Delta Electronics, Inc.	4,763,000	14,487,425
Depo Auto Parts Industries Co., Ltd.	2,167,163	4,684,582
E-LIFE MALL Co., Ltd.	716,885	1,561,627
Elite Material Co., Ltd.	2,467,059	2,294,939
Epistar Corp.	3,039,000	6,660,683
EVA Airways Corp.	10,042,000	6,098,789
Excelsior Medical Co., Ltd.	1,244,709	2,474,008
Far Eastern New Century Corp.	15,246,000	16,069,901
Farglory Land Development Co., Ltd.	1,425,000	2,508,114
Feng Hsin Iron & Steel Co.*	1,535,922	2,569,721
Forhouse Corp.	5,747,000	3,144,168
Formosa Chemicals & Fibre Corp.	23,441,000	61,494,877
Formosa Petrochemical Corp.	17,060,000	46,182,165
Formosa Plastics Corp.	22,876,000	61,084,317
Gigabyte Technology Co., Ltd.	4,857,000	4,623,779
Global Mixed Mode Technology, Inc.	839,000	2,728,820
Grape King Industrial Co.	1,556,803	2,917,215
Great China Metal Industry	1,542,000	1,888,479
HTC Corp.	3,600,000	46,919,859
Huaku Development Co., Ltd.*	1,284,601	3,107,802
ICP Electronics, Inc.	1,718,000	2,793,870
Inventec Corp.	6,387,210	2,058,184
ITEQ Corp.	2,789,000	3,070,373
Kee Tai Properties Co., Ltd.	4,746,000	2,445,655
King Yuan Electronics Co., Ltd.	10,207,000	4,798,673
Lite-On Technology Corp.	6,665,352	8,319,144
Makalot Industrial Co., Ltd.	1,463,000	4,234,549
MediaTek, Inc.	3,142,000	28,702,225
Mega Financial Holding Co., Ltd.	12,356,540	9,034,311
Micro-Star International Co., Ltd.	5,496,000	2,868,918
Min Aik Technology Co., Ltd.	841,000	2,054,308
Namchow Chemical Industrial Ltd.*	2,612,202	2,526,105
Nan Ya Plastics Corp.	29,100,000	51,997,323
Nien Hsing Textile Co., Ltd.	4,724,954	3,083,038
Novatek Microelectronics Corp.	1,595,415	4,879,402
Opto Technology Corp.	4,525,000	1,922,955
Pou Chen Corp.	7,589,000	6,462,776
Powertech Technology, Inc.	2,885,000	5,570,169
Quanta Computer, Inc.	7,651,990	20,330,199
Radium Life Tech Co., Ltd.	9,643,000	6,824,475
RichTek Technology Corp.	582,000	3,408,064
Sigurd Microelectronics Corp.	4,383,635	3,293,044
Siliconware Precision Industries Co.	5,733,000	5,985,264
Syncmold Enterprise Corp.	1,480,000	2,211,210
Taiflex Scientific Co., Ltd.	1,351,000	1,980,050
Tainan Spinning Co., Ltd.	9,664,000	4,058,330
Taiwan Cement Corp.	10,700,364	12,657,115
Taiwan Hon Chuan Enterprise Co., Ltd.	2,360,000	5,275,155
Taiwan Mobile Co., Ltd.*	6,775,000	22,330,182
Taiwan Prosperity Chemical Corp.	2,609,743	6,235,090
Taiwan Secom Co., Ltd.	1,680,635	3,649,764
Taiwan Surface Mounting Technology Co., Ltd.	1,517,298	3,051,350
Test Research, Inc.	1,886,000	2,902,995
Ton Yi Industrial Corp.	14,409,767	7,642,456
Tripod Technology Corp.	1,421,000	3,994,111
TSRC Corp.	1,928,644	4,730,454
Tung Ho Steel Enterprise Corp.	6,908,000	6,703,430
TXC Corp.	2,144,000	3,077,718

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    89

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2012

Investments	Shares	Value
U-Ming Marine Transport Corp.	2,492,000	$3,960,850
Unimicron Technology Corp.	7,007,000	7,924,932
United Microelectronics Corp.	46,975,000	20,276,978
Wistron Corp.	4,093,484	4,999,571
Wistron NeWeb Corp.	1,645,000	3,368,713
WPG Holdings Co., Ltd.	4,506,000	5,254,613
WT Microelectronics Co., Ltd.	2,567,000	3,457,311
Yungtay Engineering Co., Ltd.	1,942,000	3,249,122
Zinwell Corp.	3,013,000	3,211,111

Total Taiwan		790,313,973

Thailand - 4.9%
Advanced Info Service PCL	6,414,390	37,262,436
Bangchak Petroleum PCL	6,772,203	4,797,688
BTS Group Holdings PCL NVDR	208,169,683	5,112,480
Electricity Generating PCL	1,018,500	3,687,893
Kiatnakin Bank PCL	4,185,978	4,744,811
Land and Houses PCL NVDR	25,871,447	6,353,819
Polyplex PCL NVDR	6,761,209	3,214,555
PTT Global Chemical PCL NVDR	7,524,635	13,149,157
PTT PCL NVDR	4,292,900	43,658,901
Ratchaburi Electricity Generating Holding PCL	3,332,796	4,590,989
Samart Corp. PCL	5,090,300	1,482,534
Shin Corp. PCL NVDR	11,816,041	22,601,527
Siam City Cement PCL NVDR	622,753	6,431,454
Supalai PCL	7,654,716	4,121,399
Thai Oil PCL NVDR	4,872,800	8,821,977
Thanachart Capital PCL	6,062,174	5,487,642
Tisco Financial Group PCL	3,363,717	4,077,554
Tisco Financial Group PCL-Foreign	285,482	346,066
Vinythai PCL NVDR	5,047,374	2,876,495

Total Thailand		182,819,377

Turkey - 3.1%
Arcelik A.S.	1,301,496	6,576,919
Bagfas Bandirma Gubre Fabrik(a)	30,423	2,909,924
Borusan Mannesmann Boru Sanayi VE Ticaret A.S.	76,698	1,187,341
Cimsa Cimento Sanayi VE Tica	439,125	2,029,682
Eregli Demir VE Celik Fabrikalari TAS	6,258,827	6,955,406
Ford Otomotiv Sanayi A.S.	1,489,177	13,502,794
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A.S. Class D	9,706,289	5,366,445
Konya Cimento Sanayii A.S.	18,314	3,240,161
Otokar Otomotiv VE Savunma Sanayi A.S.	17,119	283,944
Pinar SUT Mamulleri Sanayii A.S.	24,651	205,800
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	3,648,193	2,501,111
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,187,270	5,080,704
Tupras Turkiye Petrol Rafinerileri A.S.	870,406	18,623,714
Turk Telekomunikasyon A.S.	10,831,089	44,193,861
Ulker Biskuvi Sanayi A.S.	1,073,463	4,118,888

Total Turkey		116,776,694

TOTAL COMMON STOCKS (Cost: $3,730,741,094)		3,701,052,455

SHORT-TERM INVESTMENT - 1.7%

MONEY MARKET FUND - 1.7%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $64,807,077)	64,807,077	64,807,077

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

MONEY MARKET FUND - 3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(b) (Cost: $127,449,445)(c)	127,449,445	127,449,445

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $3,922,997,616)(d)		3,893,308,977
Liabilities in Excess of Foreign Currency and Other Assets - (4.4)%		(163,878,245)

NET ASSETS - 100.0%		$3,729,430,732

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depository Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	At June 30, 2012, the total market value of the Fund’s securities on loan was $121,068,765 and the total market value of the collateral held by the Fund was $127,449,445.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

90    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 98.8%

Argentina - 0.9%
Cresud S.A.CIF y A ADR	168,417	$1,207,550
IRSA Inversiones y Representaciones S.A. ADR	595,993	4,225,590
Telecom Argentina S.A. ADR	222,412	2,626,686

Total Argentina		8,059,826

Brazil - 6.9%
Abril Educacao S.A.	13,060	181,104
Aliansce Shopping Centers S.A.	130,150	1,115,507
Arezzo & Co.	35,339	523,489
Autometal S.A.	301,466	2,217,925
Brasil Insurance Participacoes e Administracao S.A.	264,753	2,341,322
Brookfield Incorporacoes S.A.	1,686,060	2,764,923
Cyrela Commercial Properties S.A. Empreendimentos E Participacoes	93,255	1,108,831
Diagnosticos da America S.A.	4,612	30,184
Direcional Engenharia S.A.	288,787	1,394,968
Equatorial Energia S.A.	205,655	1,528,314
Estacio Participacoes S.A.	21,896	263,605
Eternit S.A.	302,296	1,645,933
Even Construtora e Incorporadora S.A.	104,853	355,319
Grendene S.A.	489,909	2,548,512
Helbor Empreendimentos S.A.	462,346	1,960,753
Iochpe-Maxion S.A.	174,117	2,018,548
JHSF Participacoes S.A.	1,356,476	4,032,231
Lojas Americanas S.A.	49,906	284,336
LPS Brasil Consultoria de Imoveis S.A.	89,067	1,478,235
Marisa Lojas S.A.	304,022	3,464,295
Mills Estruturas e Servicos de Engenharia S.A.	32,634	446,233
Minerva S.A.	185,232	778,205
MRV Engenharia e Participacoes S.A.	1,184,381	5,457,030
PDG Realty S.A. Empreendimentos e Participacoes	2,873,733	4,997,301
Rossi Residencial S.A.	1,014,173	2,477,085
Santos Brasil Participacoes S.A.	292,088	4,428,097
Sao Martinho S.A.	97,439	996,379
SLC Agricola S.A.	178,368	1,766,492
Sonae Sierra Brasil S.A.	76,237	1,106,663
Sul America S.A.	370,735	2,865,301
T4F Entretenimento S.A.	44,916	370,508
Technos S.A.	113,287	1,032,714
Tegma Gestao Logistica	97,600	1,474,795
TPI - Triunfo Participacoes e Investimentos S.A.	134,243	498,810
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	196,050	2,913,869

Total Brazil		62,867,816

Chile - 4.5%
AFP Habitat	4,665,974	6,502,360
AFP Provida S.A.	1,743,483	9,617,445
Banmedica S.A.	575,877	1,020,367
Besalco S.A.	235,516	417,299
CFR Pharmaceuticals S.A.	6,110,138	1,368,486
Cruz Blanca Salud S.A.	543,652	569,303
Empresas Hites S.A.	756,809	549,941
Forus S.A.	353,877	1,409,027
Inversiones Aguas Metropolitanas S.A.	3,499,003	5,844,443
Molibdenos y Metales S.A.	24,094	383,748
Parque Arauco S.A.	1,827,171	3,236,999
Ripley Corp. S.A.	1,845,427	1,735,355
Salfacorp S.A.	251,109	518,315
Sigdo Koppers S.A.	1,668,375	4,052,195
Socovesa S.A.	208,119	89,910
Sonda S.A.	969,985	2,721,288
Vina Concha y Toro S.A.	310,093	604,783

Total Chile		40,641,264

China - 4.8%
BBMG Corp. Class H	1,212,193	839,191
Beijing Capital Land Ltd. Class H(a)	14,454,793	4,267,386
China Datang Corp. Renewable Power Co., Ltd. Class H	7,582,562	1,055,734
China National Materials Co., Ltd. Class H	6,889,577	2,113,898
China Oilfield Services Ltd. Class H	1,634,060	2,334,116
China Railway Construction Corp., Ltd. Class H(a)	1,082,098	894,209
China Railway Group Ltd. Class H	4,680,273	1,942,861
China Shipping Development Co., Ltd. Class H	2,561,130	1,188,636
China Suntien Green Energy Corp., Ltd. Class H	10,343,605	1,800,198
Chongqing Machinery & Electric Co., Ltd. Class H	5,242,242	702,854
CSR Corp., Ltd. Class H(a)	3,873,379	2,991,103
Dalian Port PDA Co., Ltd. Class H*	3,750,507	831,635
Datang International Power Generation Co., Ltd. Class H(a)	8,279,019	3,244,644
Great Wall Motor Co., Ltd. Class H	1,076,550	2,134,544
Guangshen Railway Co., Ltd. Class H	252,665	75,244
Harbin Electric Co., Ltd. Class H	1,744,071	1,400,770
Jiangsu Expressway Co., Ltd. Class H	3,763,933	3,513,137
Lianhua Supermarket Holdings Co., Ltd. Class H	1,437,508	1,371,376
Shanghai Electric Group Co., Ltd. Class H	2,610,618	1,053,422
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	9,689,587	1,286,640
Shenzhen Expressway Co., Ltd. Class H	3,473,697	1,262,861
Sichuan Expressway Co., Ltd. Class H	2,780,041	935,419
Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,682,682	2,238,391
Tong Ren Tang Technologies Co., Ltd. Class H	400,944	646,113
Travelsky Technology Ltd. Class H	1,506,788	777,010
Weichai Power Co., Ltd. Class H*	98,141	386,524
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H*(a)	1,719,569	2,170,286

Total China		43,458,202

Hong Kong - 0.0%
Avichina Industry & Technology Co., Ltd. Class H	1,209,271	397,538

Hungary - 1.3%
Magyar Telekom Telecommunications PLC	6,014,290	11,859,115

Indonesia - 4.5%
AKR Corporindo Tbk PT	9,700,534	3,588,965
Alam Sutera Realty Tbk PT	9,655,647	503,728
Aneka Tambang Persero Tbk PT	37,990,705	5,420,021
Bank Bukopin Tbk PT	10,389,442	696,870
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,061,116	3,826,056
Bank Tabungan Negara Persero Tbk PT	21,823,989	2,997,386

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    91

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
Berau Coal Energy Tbk PT	18,868,630	$713,161
Bhakti Investama Tbk PT	4,591,976	195,559
Ciputra Development Tbk PT	9,252,903	640,339
Global Mediacom Tbk PT	7,565,438	1,224,324
Harum Energy Tbk PT	6,192,009	3,757,727
Holcim Indonesia Tbk PT	8,778,621	2,266,506
Japfa Comfeed Indonesia Tbk PT	7,793,200	4,086,400
Krakatau Steel Persero Tbk PT*	13,609,676	1,086,746
Lippo Karawaci Tbk PT	11,570,041	985,471
Medco Energi Internasional Tbk PT	7,861,838	1,506,660
Pembangunan Perumahan Persero Tbk PT	6,583,499	427,568
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,147,252	2,320,351
Ramayana Lestari Sentosa Tbk PT	11,311,828	1,132,086
Sampoerna Agro PT	4,542,033	1,438,653
Summarecon Agung Tbk PT	9,080,074	1,566,113
Wijaya Karya Persero Tbk PT	2,813,074	314,477

Total Indonesia		40,695,167

Israel - 0.6%
Discount Investment Corp.*	380,249	612,832
Harel Insurance Investments & Financial Services Ltd.*	21,688	651,669
Jerusalem Economy Ltd.*	123,125	570,696
Migdal Insurance & Financial Holding Ltd.	1,892,023	2,197,994
Ormat Industries Ltd.	9,556	47,277
Phoenix Holdings Ltd. (The)*	535,772	1,016,927

Total Israel		5,097,395

Malaysia - 9.5%
Aeon Co. M Bhd	453,944	1,302,293
Affin Holdings Bhd	3,605,295	3,780,706
Alliance Financial Group Bhd	4,413,147	5,781,355
Berjaya Corp. Bhd	8,837,370	2,184,644
Berjaya Sports Toto Bhd	3,533,408	4,784,649
BIMB Holdings Bhd	2,014,991	1,954,392
Boustead Holdings Bhd	2,554,638	4,279,853
CapitaMalls Malaysia Trust - REIT	5,373,879	2,656,901
Carlsberg Brewery Malaysia Bhd	812,168	3,079,358
CB Industrial Product Holding Bhd	1,623,130	1,298,300
Coastal Contracts Bhd	1,666,678	986,728
Dialog Group Bhd	1,052,081	778,583
DRB-Hicom Bhd	2,324,961	1,845,033
Eastern & Oriental Bhd	3,023,023	1,332,777
Gamuda Bhd	3,560,708	3,924,572
HAP Seng Consolidated Bhd	7,035,292	3,987,884
Hap Seng Plantations Holdings Bhd	1,854,381	1,670,140
Hartalega Holdings Bhd	624,192	790,191
IGB Corp. Bhd	4,099,671	3,472,875
IJM Land Bhd	3,089,677	2,140,541
IJM Plantations Bhd	1,052,660	1,070,726
JCY International Bhd	1,187,648	575,965
KFC Holdings Malaysia Bhd	103,765	124,498
KPJ Healthcare Bhd	949,945	1,756,000
Kulim Malaysia Bhd	2,168,913	3,210,169
Lafarge Malayan Cement Bhd	2,186,700	5,026,897
Mah Sing Group Bhd	3,077,777	1,986,913
Malaysia Airports Holdings Bhd	2,264,761	3,965,382
Malaysia Building Society Bhd	3,116,085	2,237,340
Malaysian Resources Corp. Bhd	1,007,065	554,988
Media Prima Bhd	3,185,536	2,216,985
MSM Malaysia Holdings Bhd	626,821	1,046,182
Mudajaya Group Bhd	17,789	15,293
OSK Holdings Bhd	4,020,956	1,772,741
Parkson Holdings Bhd	1,036,690	1,495,210
QL Resources Bhd	546,374	540,266
Supermax Corp. Bhd	341,344	222,510
TA Ann Holdings Bhd	381,342	540,400
TDM Bhd	481,758	634,152
Top Glove Corp. Bhd	855,590	1,401,061
Tradewinds Malaysia Bhd	564,582	1,591,248
Tradewinds Plantation Bhd	378,780	572,554
Unisem M Bhd	293,481	125,692
WCT Bhd	1,979,972	1,496,436

Total Malaysia		86,211,383

Mexico - 1.9%
Banregio Grupo Financiero S.A.B De C.V.	109,227	319,808
Bolsa Mexicana de Valores S.A.B de C.V.	1,662,661	3,258,226
Cia Minera Autlan S.A.B de C.V. Series B	857,988	924,712
Compartamos S.A.B de C.V.	2,325,058	2,722,343
Consorcio ARA S.A.B de C.V.*	2,264,626	748,921
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	970,974	3,817,824
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	625,385	4,857,413
Grupo Herdez S.A.B de C.V.	254,027	580,297

Total Mexico		17,229,544

Philippines - 2.0%
First Philippine Holdings Corp.	633,570	1,136,772
Lopez Holdings Corp.	8,548,169	1,207,111
Manila Water Co., Inc.	2,441,055	1,422,283
Megaworld Corp.	26,616,474	1,383,412
Nickel Asia Corp.	1,409,698	1,000,355
Rizal Commercial Banking Corp.	812,306	846,333
Robinsons Land Corp.	5,266,400	2,177,304
Security Bank Corp.	651,617	2,202,213
Semirara Mining Corp.	909,332	4,709,060
Union Bank of Philippines	840,012	1,993,621

Total Philippines		18,078,464

Poland - 3.5%
Asseco Poland S.A.	157,319	2,300,413
Enea S.A.	606,636	2,884,761
Eurocash S.A.	84,140	1,033,692
Lubelski Wegiel Bogdanka S.A.	45,204	1,652,500
Synthos S.A.	5,221,802	9,278,544
Tauron Polska Energia S.A.	8,618,834	11,802,377
TVN S.A.	309,328	811,021
Warsaw Stock Exchange	139,925	1,601,215

Total Poland		31,364,523

Russia - 1.1%
LSR Group OJSC GDR GDR	760,423	3,261,454
Mechel ADR(a)	1,104,495	7,123,993

Total Russia		10,385,447

South Africa - 8.1%
Adcorp Holdings Ltd.	331,320	1,099,066
African Oxygen Ltd.(a)	671,548	1,498,533
Astral Foods Ltd.	209,229	2,890,857
Aveng Ltd.	780,564	3,416,787
AVI Ltd.	944,333	5,773,265
Blue Label Telecoms Ltd.	363,295	266,080
Cashbuild Ltd.	44,223	740,790
Cipla Medpro South Africa Ltd.	51,553	46,646
City Lodge Hotels Ltd.	10,507	109,136

See Notes to Schedule of Investments.

92    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
Coronation Fund Managers Ltd.	1,576,532	$5,333,819
Eqstra Holdings Ltd.	665,853	565,835
Hosken Consolidated Investments Ltd.	174,359	1,873,957
Hudaco Industries Ltd.	73,543	1,025,564
Investec Ltd.	544,008	3,193,474
JD Group Ltd.	554,582	2,915,819
JSE Ltd.	363,108	3,329,396
Lewis Group Ltd.	332,205	2,855,537
Mondi Ltd.	324,844	2,762,475
Mpact Ltd.	391,032	824,282
Nampak Ltd.	1,304,889	3,988,779
Northam Platinum Ltd.	207,935	591,122
Omnia Holdings Ltd.	67,508	874,958
Pick’n Pay Holdings Ltd.	1,030,278	2,393,505
Pioneer Foods Ltd.	116,652	841,532
Pretoria Portland Cement Co., Ltd.	882,171	2,885,379
Reunert Ltd.	430,930	3,582,960
Spar Group Ltd. (The)	383,576	5,329,776
Sun International Ltd.	226,601	2,475,613
Telkom S.A. Ltd.	1,862,041	4,323,551
Tongaat Hulett Ltd.	156,303	2,391,034
Trencor Ltd.	337,410	2,102,392
Wilson Bayly Holmes-Ovcon Ltd.	107,724	1,702,299

Total South Africa		74,004,218

South Korea - 10.2%
BS Financial Group, Inc.	163,684	1,807,834
Capro Corp.	135,615	1,977,361
Cheil Worldwide, Inc.	111,578	1,773,012
CJ CGV Co., Ltd.	21,572	488,753
CJ Corp.	21,955	1,531,588
CJ O Shopping Co., Ltd.	5,111	801,446
Daeduck Electronics Co.	112,223	1,170,878
Daeduck GDS Co., Ltd.	24,798	295,536
Daewoong Pharmaceutical Co., Ltd.	41,248	876,927
Daishin Securities Co., Ltd.	21,104	154,593
Daum Communications Corp.	11,869	1,060,112
DGB Financial Group, Inc.	193,205	2,336,307
Dong-A Pharmaceutical Co., Ltd. Class A	12,289	901,276
Dongkuk Steel Mill Co., Ltd.	183,890	2,456,469
Dongyang Mechatronics Corp.	31,280	355,036
Doosan Corp.	30,713	3,472,592
GOLFZON Co., Ltd.	9,800	492,845
Green Cross Corp.	5,777	751,537
GS Retail Co., Ltd.	43,599	909,780
Halla Climate Control Corp.	194,610	4,111,898
Halla Engineering & Construction Corp.	132,951	1,166,593
Hana Tour Service, Inc.	15,557	604,432
Handsome Co., Ltd.	50,482	1,130,539
Hansol Paper Co., Ltd.	69,459	480,303
Hanssem Co., Ltd.	63,878	1,028,986
Hanwha Corp.	80,843	1,986,930
Himart Co., Ltd.	21,103	865,972
Hite Jinro Co., Ltd.	220,396	4,156,418
Hotel Shilla Co., Ltd.	35,379	1,717,442
Huchems Fine Chemical Corp.	79,659	1,568,351
Hyosung Corp.	20,257	967,440
Hyundai Corp.	42,548	796,835
Hyundai Development Co.	119,714	2,524,201
Hyundai Home Shopping Network Corp.	6,527	635,404
iMarketKorea, Inc.	24,794	454,598
IS Dongseo Co., Ltd.	43,590	375,635
Jeonbuk Bank	298,254	1,216,088
KEPCO Plant Service & Engineering Co., Ltd.	79,570	3,327,719
Kolon Corp.	7,483	159,088
Kolon Global Corp.	111,834	448,176
Kolon Industries, Inc.	4,026	246,759
Korea Aerospace Industries Ltd.	38,964	1,000,167
Korea Investment Holdings Co., Ltd.	69,389	2,302,163
Korean Reinsurance Co.	183,455	1,785,937
KP Chemical Corp.	102,723	1,188,353
LG Fashion Corp.	27,518	687,139
LG International Corp.	31,397	967,664
LIG Insurance Co., Ltd.	76,841	1,579,959
LS Industrial Systems Co., Ltd.	10,598	598,673
Meritz Fire & Marine Insurance Co., Ltd.	215,520	2,107,499
Mirae Asset Securities Co., Ltd.	27,929	755,925
Moorim P&P Co., Ltd.	248,248	868,061
OCI Materials Co., Ltd.	18,794	671,947
Partron Co., Ltd.	54,714	570,858
Poongsan Corp.	35,188	829,507
S&T Dynamics Co., Ltd.	82,460	939,541
S1 Corp.	44,677	2,242,919
Samsung Fine Chemicals Co., Ltd.	19,237	1,004,385
SBS Media Holdings Co., Ltd.	159,877	580,686
Seah Steel Corp.	6,194	491,583
Seoul Semiconductor Co., Ltd.	6,249	134,490
SFA Engineering Corp.	22,226	1,051,774
Shinsegae Co., Ltd.	3,697	677,845
Silicon Works Co., Ltd.	8,449	213,189
Simm Tech Co., Ltd.	47,471	476,637
SK Chemicals Co., Ltd.	5,010	252,392
SK Networks Co., Ltd.	271,601	2,053,577
SKC Co., Ltd.	35,823	1,374,620
STX Corp. Co., Ltd.	121,616	1,038,464
STX Offshore & Shipbuilding Co., Ltd.	48,765	444,924
STX Pan Ocean Co., Ltd.	247,314	971,679
Sungwoo Hitech Co., Ltd.	74,760	907,289
Taeyoung Engineering & Construction Co., Ltd.	36,172	144,012
Tong Yang Life Insurance	325,098	3,022,913
Woori Investment & Securities Co., Ltd.	266,392	2,570,072
Youngone Corp.	49,088	1,347,900
Yuhan Corp.	7,793	908,339

Total South Korea		92,346,771

Taiwan - 24.9%
Ability Enterprise Co., Ltd.	684,650	623,138
AcBel Polytech, Inc.	1,274,621	727,197
Accton Technology Corp.	1,530,293	865,382
Advantech Co., Ltd.	1,011,610	3,337,619
ALI Corp.	163,980	186,559
Alpha Networks, Inc.	974,788	724,119
Altek Corp.	2,352,045	1,495,361
AmTRAN Technology Co., Ltd.	2,237,950	1,797,249
Apex Biotechnology Corp.	221,430	549,037
AV Tech Corp.	377,036	1,172,048
BES Engineering Corp.	1,081,339	259,434
Capital Securities Corp.	7,150,723	2,378,390
Career Technology (MFG.) Co., Ltd.	554,058	896,393
Cathay Real Estate Development Co., Ltd.	3,108,965	1,404,418
Cheng Uei Precision Industry Co., Ltd.	808,738	1,593,932
Chia Hsin Cement Corp.	2,046,181	927,748
Chicony Electronics Co., Ltd.	1,626,387	2,982,299
Chimei Materials Technology Corp.	764,734	793,266
China Airlines Ltd.	5,353,382	2,400,379
China Electric Manufacturing Corp.	1,177,592	793,993
China Life Insurance Co., Ltd.	2,134,166	1,985,271
China Motor Corp.	2,014,712	1,820,218

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    93

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
China Petrochemical Development Corp.	2,980,015	$2,492,902
China Steel Chemical Corp.	719,726	3,263,272
China Synthetic Rubber Corp.	1,459,257	1,357,448
Chin-Poon Industrial Co., Ltd.	679,650	632,233
Chroma ATE, Inc.	702,132	1,590,575
Chung Hsin Electric & Machinery Manufacturing Corp.	1,615,882	911,080
Cleanaway Co., Ltd.	186,941	1,263,580
CSBC Corp.*	2,338,815	1,827,383
CTCI Corp.	1,034,190	1,924,074
Cyberlink Corp.	345,596	1,000,303
Depo Auto Parts Industries Co., Ltd.	392,646	848,751
D-Link Corp.	2,327,161	1,483,434
Eclat Textile Co., Ltd.	113,496	263,564
Elan Microelectronics Corp.	751,156	1,102,165
E-Life Mall Corp.	128,855	280,691
Elite Material Co., Ltd.	615,601	572,652
Elite Semiconductor Memory Technology, Inc.	867,953	746,408
Entire Technology Co., Ltd.	681,725	1,197,610
Epistar Corp.	2,188,576	4,796,779
Eternal Chemical Co., Ltd.	1,989,066	1,487,556
Eva Airways Corp.	5,708,721	3,467,067
Evergreen International Storage & Transport Corp.	1,957,689	969,510
Everlight Electronics Co., Ltd.	1,122,165	1,903,757
Far Eastern Department Stores Co., Ltd.	1,775,553	1,657,618
Faraday Technology Corp.	507,529	697,990
Farglory Land Development Co., Ltd.	2,957,245	5,204,989
Feng Hsin Iron & Steel Co.	1,378,950	2,307,094
Flexium Interconnect, Inc.	50,928	204,496
Flytech Technology Co., Ltd.	21,892	49,300
Formosa International Hotels Corp.	87,674	929,987
Formosan Rubber Group, Inc.	3,323,372	2,190,745
Formosan Union Chemical Corp.	353,856	239,180
Gemtek Technology Corp.	634,017	564,325
GeoVision, Inc.	52,153	201,562
Getac Technology Corp.	644,372	539,043
Giant Manufacturing Co., Ltd.	467,464	2,150,788
Gigabyte Technology Co., Ltd.	2,114,979	2,013,423
Gigastorage Corp.	680,335	569,127
Global Mixed Mode Technology, Inc.	130,000	422,821
Global Unichip Corp.	166,528	579,519
Globe Union Industrial Corp.	733,295	483,383
Grand Pacific Petrochemical	231,777	101,599
Grape King Industrial Co.	412,138	772,285
Great China Metal Industry	612,694	750,363
Great Wall Enterprise Co., Ltd.	1,045,645	977,941
Hey Song Corp.	761,730	958,375
Holiday Entertainment Co., Ltd.	150,196	250,285
Holtek Semiconductor, Inc.	978,773	1,048,042
Holy Stone Enterprise Co., Ltd.	221,299	193,641
Huaku Development Co., Ltd.*	1,227,742	2,970,244
Huang Hsiang Construction Co.	565,804	1,109,457
Hung Poo Real Estate Development Corp.	282,122	235,534
ICP Electronics, Inc.	687,347	1,117,787
Inventec Corp.	7,683,491	2,475,892
ITEQ Corp.	817,143	899,582
Jentech Precision Industrial Co., Ltd.	200,220	576,843
KEE TAI Properties Co., Ltd.	2,021,999	1,041,954
Kenda Rubber Industrial Co., Ltd.	442,693	510,315
Kerry Tj Logistics Co., Ltd.	320,103	353,468
Kindom Construction Co., Ltd.	763,446	455,998
King Slide Works Co., Ltd.	109,972	620,053
King Yuan Electronics Co., Ltd.	4,187,960	1,968,909
Kinik Co.	249,320	346,637
Kinko Optical Co., Ltd.	214,935	299,190
Kinsus Interconnect Technology Corp.	607,368	1,654,333
LCY Chemical Corp.	2,061,959	3,284,231
Lealea Enterprise Co., Ltd.	323,842	114,864
LI Peng Enterprise Co., Ltd.	2,529,037	739,628
Lien Hwa Industrial Corp.	1,633,931	989,598
Lingsen Precision Industries Ltd.	1,325,717	720,860
LITE-ON IT Corp.	2,850,926	2,761,730
Lumax International Corp., Ltd.	208,221	451,488
Macronix International	19,680,199	6,170,435
Makalot Industrial Co., Ltd.	550,615	1,593,716
Mercuries & Associates Ltd.	48,186	35,875
Merida Industry Co., Ltd.	666,210	2,407,585
Merry Electronics Co., Ltd.	580,161	753,229
Micro-Star International Co., Ltd.	1,903,877	993,826
MIN AIK Technology Co., Ltd.	310,030	757,309
Mitac International Corp.	2,153,781	716,365
Namchow Chemical Industrial Co., Ltd.*	369,720	357,534
Nan Kang Rubber Tire Co., Ltd.	404,856	562,206
Nantex Industry Co., Ltd.	724,845	646,382
Novatek Microelectronics Corp.	1,520,728	4,650,980
Nuvoton Technology Corp.	75,650	76,321
Opto Tech Corp.	1,461,518	621,090
Oriental Union Chemical Corp.	2,100,698	2,523,509
Powertech Technology, Inc.	1,997,240	3,856,140
President Securities Corp.	4,789,525	2,387,951
Prince Housing & Development Corp.	2,375,644	1,589,857
Radiant Opto-Electronics Corp.*	458,600	2,301,824
Radium Life Tech Co., Ltd.	161,048	113,976
Realtek Semiconductor Corp.	750,334	1,358,309
Rechi Precision Co., Ltd.	203,689	171,757
Richtek Technology Corp.	303,145	1,775,151
Ruentex Industries Ltd.	232,860	383,360
Senao International Co., Ltd.	345,240	1,178,333
Sercomm Corp.	171,543	256,009
Shih Wei Navigation Co., Ltd.	2,012,985	1,818,658
Shihlin Electric & Engineering Corp.	889,217	1,044,387
Shin Zu Shing Co., Ltd.	360,000	984,173
Shinkong Textile Co., Ltd.	243,580	327,653
Sigurd Microelectronics Corp.	1,694,182	1,272,691
Silitech Technology Corp.	713,563	1,559,166
Sincere Navigation Corp.	2,466,546	2,211,927
Sonix Technology Co., Ltd.	12,979	19,261
Springsoft, Inc.	148,000	194,874
Standard Foods Corp.	378,666	1,083,351
Syncmold Enterprise Corp.	266,339	397,927
Taiflex Scientific Co., Ltd.	385,324	564,738
Tainan Spinning Co., Ltd.	961,952	403,965
Taiwan Acceptance Corp.	687,990	1,517,100
Taiwan Cogeneration Corp.	1,557,403	1,005,785
Taiwan Glass Industrial Corp.	1,863,826	1,562,283
Taiwan Hon Chuan Enterprise Co., Ltd.	588,289	1,314,964
Taiwan PCB Techvest Co., Ltd.	204,250	223,147
Taiwan Prosperity Chemical Corp.	1,299,516	3,104,750
Taiwan Secom Co., Ltd.	1,386,931	3,011,940
Teco Electric and Machinery Co., Ltd.*	4,001,683	2,584,323
Test Research, Inc.	495,035	761,975
Test-Rite International Co.	1,056,102	719,146
Ton Yi Industrial Corp.	4,378,538	2,322,229
Tong Hsing Electronic Industries Ltd.*	209,696	675,013
Tong Yang Industry Co., Ltd.	707,169	681,495
Topco Scientific Co., Ltd.	328,682	559,810

See Notes to Schedule of Investments.

94    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
Transcend Information, Inc.	530,479	$1,464,431
Tripod Technology Corp.	884,928	2,487,333
Tsann Kuen Enterprise Co., Ltd.	698,599	1,477,378
TSRC Corp.	1,999,794	4,904,966
Tung Ho Steel Enterprise Corp.	1,608,153	1,560,530
TXC Corp.	641,549	920,945
U-Ming Marine Transport Corp.	2,434,420	3,869,331
Unimicron Technology Corp.	4,734,141	5,354,324
United Integrated Services Co., Ltd.	1,563,461	1,475,309
Unizyx Holding Corp.	1,659,389	846,769
USI Corp.	1,548,329	1,385,906
Wah Lee Industrial Corp.	975,195	1,223,685
Wei Chuan Food Corp.	117,396	118,241
Wistron NeWeb Corp.	781,385	1,600,159
Wowprime Corp.	50,466	748,927
WPG Holdings Co., Ltd.	3,179,759	3,708,034
WT Microelectronics Co., Ltd.	881,794	1,187,626
Yem Chio Co., Ltd.	336,671	311,492
Young Fast Optoelectronics Co., Ltd.	649,232	1,468,566
Young Optics, Inc.	194,002	675,128
Yungtay Engineering Co., Ltd.	654,994	1,095,857
Zinwell Corp.	956,186	1,019,057

Total Taiwan		225,922,514

Thailand - 9.0%
Amata Corp. PCL	1,564,251	768,335
Asian Property Development PCL	5,558,628	1,268,893
Bangchak Petroleum PCL	4,384,176	3,105,918
Bangkok Chain Hospital PCL NVDR	633,892	192,603
Bangkok Expressway PCL	3,281,941	2,511,057
Bangkok Life Assurance PCL	773,015	1,143,945
Berli Jucker PCL	1,078,587	1,366,912
BTS Group Holdings PCL NVDR	151,815,340	3,728,462
Bumrungrad Hospital PCL	1,092,966	2,408,930
CH. Karnchang PCL NVDR	2,824,420	631,404
Delta Electronics Thailand PCL	3,084,651	2,078,449
Dynasty Ceramic PCL	815,328	1,315,666
Electricity Generating PCL	1,211,491	4,386,696
Esso Thailand PCL	5,844,072	1,858,474
GFPT PCL	2,159,167	645,846
Hana Microelectronics PCL	1,413,401	849,999
Hemaraj Land And Development N.V.DR PCL	7,706,182	732,767
Hemaraj Land and Development PCL	3,559,300	338,447
Jasmine International PCL	1,430,161	137,793
Khon Kaen Sugar Industry PCL NVDR	2,902,164	1,160,500
Kiatnakin Bank PCL	2,329,711	2,640,730
Lanna Resources PCL NVDR	1,277,523	1,005,607
LPN Development PCL	2,860,302	1,549,030
LPN Development PCL NVDR	443,277	240,062
Major Cineplex Group PCL	1,768,157	968,701
MCOT PCL	2,452,910	2,143,207
Minor International PCL	2,476,034	1,091,451
Phatra Capital PCL NVDR	1,298,660	1,298,251
Polyplex PCL NVDR	4,906,652	2,332,823
Pruksa Real Estate PCL	4,187,681	2,070,107
Ratchaburi Electricity Generating Holding PCL	3,940,190	5,427,686
Robinson Department Store PCL	596,495	1,164,442
Samart Corp. PCL	2,428,200	707,206
Samart Telcoms PCL NDVR	977,419	406,232
Sansiri PCL	45,350,584	3,027,180
SC Asset Corp. PCL NVDR	2,056,656	926,013
Siam City Cement PCL	444,216	4,587,621
Sino Thai Engineering & Construction PCL NVDR	1,762,420	793,533
Sri Trang Agro-Industry PCL NVDR	2,217,552	984,492
Supalai PCL	6,400,540	3,446,135
Thai Tap Water Supply PCL	11,549,124	2,381,825
Thai Vegetable Oil PCL	1,664,901	1,142,785
Thanachart Capital PCL	2,117,560	1,916,872
Thoresen Thai Agencies PCL NVDR	2,030,256	1,022,799
Ticon Industrial Connection PCL N.V.DR	2,279,080	918,521
Tisco Financial Group PCL	1,462,207	1,772,512
Tisco Financial Group PCL NVDR	756,446	916,976
TMB Bank PCL NDVR	42,303,636	2,024,607
TPI Polene PCL	387,098	141,383
Vinythai PCL	3,037,176	1,730,884

Total Thailand		81,410,769

Turkey - 5.1%
Aksa Akrilik Kimya Sanayii	487,237	1,142,193
Anadolu Hayat Emeklilik A.S.(a)	370,215	849,446
Aselsan Elektronik Sanayi ve Ticaret A.S.	220,410	1,364,843
Aslan Cimento A.S	15,240	436,043
Bagfas Bandirma Gubre Fabrik	7,420	709,714
Borusan Mannesmann	52,141	807,181
Cimsa Cimento Sanayi VE Tica	435,709	2,013,892
Dogus Otomotiv Servis ve Ticaret A.S.	793,425	2,439,013
Eczacibasi Yatirim Holding Ortakligi A.S.(a)	69,112	260,598
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,222,629	1,277,585
Kardemir Karabuk Demir Class D Series D	2,306,150	1,275,032
Konya Cimento Sanayii A.S.	10,641	1,882,634
Netas Telekomunikasyon A.S.	7,423	816,707
Otokar Otomotiv ve Savunma Sanayi A.S.(a)	47,425	786,615
Petkim Petrokimya Holding A.S.	1,579,389	1,763,900
Pinar SUT Mamulleri Sanayii A.S.	11,457	95,649
Sekerbank TAS*	1,099,020	619,782
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,340,712	1,326,851
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	2,583,598	1,771,251
Tekfen Holding A.S.(a)	562,603	2,059,176
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,830,779	7,834,483
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	567,420	1,737,992
Turk Traktor ve Ziraat Makineleri A.S.(a)	337,544	5,691,984
Turkiye Sise ve Cam Fabrikalari A.S.	1,032,169	1,689,180
Ulker Biskuvi Sanayi A.S.	1,559,122	5,982,367

Total Turkey		46,634,111

TOTAL COMMON STOCKS (Cost: $872,921,372)		896,664,067

EXCHANGE-TRADED FUNDS - 1.0%

United States - 1.0%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	1,510	78,233
WisdomTree India Earnings Fund(a)(b)	516,726	8,903,189

TOTAL EXCHANGE-TRADED FUNDS (Cost: $10,596,488)		8,981,422

RIGHTS - 0.0%

Taiwan - 0.0%
Taiwan PCB Techvest Co., Ltd.,expiring 7/13/12 (Cost: $0)	9,506	684

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    95

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2012

Investments	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%
Hartalega Holdings Bhd, expiring 5/29/15* (Cost: $0)	63,319	$15,453

TOTAL LONG - TERM INVESTMENTS (Cost: $883,517,860)		905,661,626

SHORT-TERM INVESTMENT - 1.1%

MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $10,039,250)	10,039,250	10,039,250

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

MONEY MARKET FUND - 1.9%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $17,267,373)(d)	17,267,373	17,267,373

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $910,824,483)(e)		932,968,249
Liabilities in Excess of Foreign Currency and Other Assets - (2.8)%		(25,087,677)

NET ASSETS - 100.0%		$907,880,572

ADR	-	American Depositary Receipt
DA	-	Development Authority
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt
PCL	-	Public Company Limited
TA	-	Tax Allocation
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $16,256,710 and the total market value of the collateral held by the Fund was $17,267,373.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

96    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.8%

Egypt - 9.1%
Commercial International Bank Egypt SAE	3,727	$15,970
Egyptian Kuwaiti Holding Co. SAE	2,000	2,320
ElSwedy Electric Co.*	2,600	10,145
Ezz Steel	7,848	9,055
Maridive & Oil Services SAE*	1,300	1,443
National Societe Generale Bank SAE	6,720	32,166
Orascom Construction Industries	4,805	197,141
Sidi Kerir Petrochemcials Co.	98,600	200,341
Telecom Egypt Co.	303,295	665,812

Total Egypt		1,134,393

Jordan - 1.4%
Arab Bank PLC	17,670	178,646

Kuwait - 19.3%
Agility Public Warehousing Co. KSC	83,537	113,412
Ahli United Bank	14,605	45,918
Aviation Lease and Finance Co. KSCC	525	516
Alimtiaz Investment Co. KSCC	200	59
Burgan Bank SAK	1,755	2,665
Kuwait Finance House	44,071	116,515
Kuwait Portland Cement Co.	50	152
Kuwait Projects Co. Holdings KSC	26,741	31,050
Mobile Telecommunications Co. KSC	488,177	1,290,643
National Bank of Kuwait	135,528	493,885
National Mobile Telecommunication Co. KSC	39,424	309,871

Total Kuwait		2,404,686

Morocco - 10.0%
Maroc Telecom S.A.	97,566	1,240,848

Oman - 3.3%
Oman Telecommunications Co. SAOG	89,029	309,173
Omani Qatari Telecommunications Co. SAOG	77,583	102,571

Total Oman		411,744

Qatar - 28.4%
Al Khaliji	16,042	72,732
Barwa Real Estate Co.	3,223	23,454
Commercial Bank of Qatar QSC (The)	17,502	328,748
Doha Bank QSC	12,362	183,317
Gulf International Services OSC	3,678	25,907
Industries Qatar QSC	29,266	1,004,600
Masraf Al Rayan	9,546	70,648
Qatar Fuel Co.	1,621	103,274
Qatar Gas Transport Co. Nakilat	41,178	175,839
Qatar International Islamic Bank	9,542	127,087
Qatar Islamic Bank	13,069	272,757
Qatar National Bank SAQ	18,511	667,443
Qatar Telecom Q-Tel QSC	16,651	473,261
Qatari Investors’ Group	879	5,926

Total Qatar		3,534,993

United Arab Emirates - 28.3%
Abu Dhabi Commercial Bank PJSC	535,709	485,682
Aldar Properties PJSC	233,155	70,461
Arabtec Holding Co.	46,843	35,964
Aramex PJSC	251,751	119,261
DP World Ltd.	20,950	219,975
Drake & Scull International	554,836	117,977
Dubai Islamic Bank PJSC	681,607	343,309
Emaar Properties PJSC	391,813	298,687
Emirates NBD PJSC	538,897	399,074
First Gulf Bank PJSC	230,128	501,232
National Bank of Abu Dhabi PJSC	234,155	529,128
Sorouh Real Estate Co.	554,286	153,926
Union National Bank PJSC	324,234	245,404

Total United Arab Emirates		3,520,080

TOTAL COMMON STOCKS (Cost: $12,459,175)		12,425,390

SHORT-TERM INVESTMENT - 2.7%

MONEY MARKET FUND - 2.7%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $332,726)	332,726	332,726

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $12,791,901)(b)		12,758,116
Liabilities in Excess of Foreign Currency and Other Assets - (2.5)%		(315,611)

NET ASSETS - 100.0%		$12,442,505

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    97

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 100.5%

Australia - 12.5%
Adelaide Brighton Ltd.	3,201	$10,434
AGL Energy Ltd.	1,723	26,086
Alumina Ltd.	6,052	4,901
Amcor Ltd.	4,231	30,749
AMP Ltd.	4,000	15,786
APN News & Media Ltd.	8,386	5,673
Australia & New Zealand Banking Group Ltd.	11,933	269,469
Automotive Holdings Group	4,358	11,034
BHP Billiton Ltd.	7,647	246,523
Boral Ltd.	2,091	6,323
Bradken Ltd.	1,078	5,735
Brambles Ltd.	4,202	26,533
BT Investment Management Ltd.	4,705	8,561
Cabcharge Australia Ltd.	1,936	9,922
Caltex Australia Ltd.	1,221	16,921
Challenger Infrastructure Fund Class A(a)	3,079	4,134
Coca-Cola Amatil Ltd.	2,640	36,208
Commonwealth Bank of Australia	6,958	378,725
Computershare Ltd.	1,759	13,361
Consolidated Media Holdings Ltd.	1,842	6,363
Crown Ltd.	2,475	21,539
CSL Ltd.	867	35,033
David Jones Ltd.(b)	4,184	11,108
DuluxGroup Ltd.	4,059	12,524
Envestra Ltd.(a)	23,425	18,849
Fairfax Media Ltd.(b)	7,950	4,523
Fleetwood Corp., Ltd.	957	11,517
Flight Centre Ltd.	421	8,169
Fortescue Metals Group Ltd.(b)	4,779	24,004
GrainCorp Ltd.	1,473	14,344
GWA Group Ltd.	3,771	8,117
Harvey Norman Holdings Ltd.(b)	5,716	11,425
Iluka Resources Ltd.	1,806	20,956
Incitec Pivot Ltd.	3,327	9,719
Insurance Australia Group Ltd.	5,083	18,132
Invocare Ltd.	1,350	11,154
Iress Market Technology Ltd.	1,245	8,359
JB Hi-Fi Ltd.(b)	728	6,612
Metcash Ltd.	5,014	17,320
Monadelphous Group Ltd.	503	11,271
Myer Holdings Ltd.(b)	5,218	8,638
National Australia Bank Ltd.	12,555	302,948
Navitas Ltd.	2,966	13,195
New Hope Corp., Ltd.(b)	2,604	10,704
OneSteel Ltd.*	8,128	7,207
Orica Ltd.	1,007	25,486
Origin Energy Ltd.	3,598	44,995
OZ Minerals Ltd.	1,398	11,264
Perpetual Ltd.	337	7,911
Platinum Asset Management Ltd.(b)	3,075	12,261
QBE Insurance Group Ltd.	2,614	35,851
Ramsay Health Care Ltd.	570	13,211
Rio Tinto Ltd.	559	32,375
Salmat Ltd.	3,098	7,145
Santos Ltd.	1,399	15,273
Seven West Media Ltd.(b)	11,793	21,094
Sonic Healthcare Ltd.	2,134	27,781
Suncorp Group Ltd.	5,626	46,654
Sydney Airport	8,051	23,933
TABCORP Holdings Ltd.	9,564	28,724
Tatts Group Ltd.	10,251	27,530
Telstra Corp., Ltd.	71,391	270,032
Toll Holdings Ltd.	2,659	10,848
Transfield Services Ltd.	2,655	4,940
UGL Ltd.	792	10,075
Wesfarmers Ltd.	4,784	146,625
Westpac Banking Corp.	16,755	362,902
Woodside Petroleum Ltd.	1,896	60,287
Woolworths Ltd.	3,952	108,567
WorleyParsons Ltd.	557	14,331

Total Australia		3,130,903

Austria - 0.3%
Andritz AG	276	14,192
Oesterreichische Post AG	305	10,257
Raiffeisen Bank International AG(b)	684	22,352
Strabag SE	318	7,304
Verbund AG	347	7,957
Vienna Insurance Group AG Wiener Versicherung Gruppe	187	7,566
Voestalpine AG(b)	310	8,205

Total Austria		77,833

Belgium - 1.0%
Anheuser-Busch InBev N.V.	1,712	133,181
Belgacom S.A.	419	11,940
Cofinimmo	93	10,384
Delhaize Group S.A.	276	10,115
Elia System Operator S.A./N.V.	187	7,709
EVS Broadcast Equipment S.A.(b)	143	6,745
Mobistar S.A.	193	6,623
NV Bekaert S.A.(b)	118	2,922
Solvay S.A.	139	13,720
UCB S.A.	298	15,067
Umicore S.A.	529	24,416

Total Belgium		242,822

Denmark - 0.6%
Carlsberg A/S Class B	106	8,345
Coloplast A/S Class B	57	10,255
FLSmidth & Co. A/S(b)	146	7,975
H. Lundbeck A/S	609	12,579
Novo Nordisk A/S Class B	465	67,351
Pandora A/S(b)	285	2,671
Tdc A/S	4,891	34,064

Total Denmark		143,240

Finland - 1.4%
Cargotec Oyj Class B	472	10,830
Elisa Oyj	791	15,941
Fortum Oyj	3,176	60,337
Kemira Oyj	1,112	13,004
Kesko Oyj Class B	482	12,594
Kone Oyj Class B	322	19,463
Konecranes Oyj(b)	228	5,984
Metso Oyj	425	14,622
Neste Oil Oyj	742	8,338
Nokia Oyj(b)	4,009	8,242
Nokian Renkaat Oyj	218	8,261
Pohjola Bank PLC Class A	2,267	26,439
Ramirent Oyj	1,587	12,970
Rautaruukki Oyj	2,183	13,741
Sampo Oyj Class A(b)	1,975	51,180
Sanoma Oyj(b)	965	8,511
Stora Enso Oyj Class R	2,205	13,544
Tieto Oyj	640	10,217
UPM-Kymmene Oyj	1,542	17,416
Wartsila Oyj Abp	526	17,215
YIT Oyj	452	7,675

Total Finland		356,524

See Notes to Schedule of Investments.

98    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
France - 10.7%
Aeroports de Paris	189	$14,295
Air Liquide S.A.	418	47,768
Alstom S.A.(b)	468	14,806
Alten Ltd.	458	12,714
Arkema S.A.	115	7,523
AXA S.A.	8,739	116,226
BNP Paribas S.A.	1,585	61,017
Bourbon S.A.	525	12,659
Bouygues S.A.(b)	1,456	39,172
Bureau Veritas S.A.	167	14,865
Cap Gemini S.A.	333	12,255
Carrefour S.A.(b)	2,928	54,046
Casino Guichard Perrachon S.A.	331	29,114
CFAO S.A.	241	11,417
Christian Dior S.A.	203	27,887
Cie de Saint-Gobain	685	25,297
Cie Generale des Etablissements Michelin Class B	309	20,187
CNP Assurances(b)	3,220	39,351
Danone	812	50,508
Derichebourg S.A.	5,206	12,533
Edenred	503	14,264
EDF S.A.	6,977	155,391
Eiffage S.A.	516	16,675
Eramet	142	16,350
Eutelsat Communications S.A.	356	10,962
Faurecia	734	12,156
France Telecom S.A.	16,792	221,090
GDF Suez	10,113	240,700
Hermes International	53	16,294
Imerys S.A.	290	14,754
Klepierre	908	29,844
Lagardere SCA	394	10,995
Legrand S.A.	505	17,146
L’Oreal S.A.	643	75,268
LVMH Moet Hennessy Louis Vuitton S.A.	502	76,352
M6-Metropole Television S.A.	618	8,125
Neopost S.A.	191	10,207
Nexity	246	5,869
Pernod-Ricard S.A.(b)	323	34,538
PPR	235	33,476
Publicis Groupe S.A.(b)	198	9,058
Rallye S.A.	569	16,247
Remy Cointreau S.A.	115	12,636
Renault S.A.	656	26,174
Rexel S.A.	512	8,749
Sa des Ciments Vicat	246	11,925
Sanofi	3,045	230,851
Schneider Electric S.A.	1,160	64,375
SCOR SE	594	14,405
Sechilienne-Sidec	908	12,814
Societe Immobiliere de Location pour l’Industrie et le Commerce	131	12,424
Societe Television Francaise 1	620	4,949
Sodexo	353	27,506
Suez Environnement Co.	2,229	23,945
Technip S.A.	228	23,712
Thales S.A.	470	15,520
Total S.A.	6,692	301,483
Valeo S.A.(b)	327	13,483
Vallourec S.A.	485	19,800
Veolia Environnement S.A.	2,296	29,091
Vinci S.A.	1,669	77,912
Vivendi S.A.	3,258	60,489

Total France		2,661,644

Germany - 7.9%
Aixtron SE N.A.	188	2,686
Allianz SE	1,446	145,171
Axel Springer AG	282	12,123
Balda AG	2,122	12,899
BASF SE	2,032	141,055
Bayer AG	1,388	100,015
Bayerische Motoren Werke AG	1,198	86,552
Beiersdorf AG	427	27,717
Bilfinger Berger SE	146	11,895
Celesio AG	582	9,524
Continental AG	299	24,899
Daimler AG	3,377	151,474
Deutsche Bank AG	1,491	53,926
Deutsche Boerse AG	537	28,983
Deutsche Lufthansa AG	1,041	12,039
Deutsche Post AG	3,346	59,193
Deutsche Telekom AG	18,804	206,512
E.ON AG	4,691	101,203
Fielmann AG	165	15,290
Fraport AG Frankfurt Airport Services Worldwide	164	8,828
Freenet AG	900	13,095
Fresenius Medical Care AG & Co. KGaA	365	25,861
Fresenius SE & Co. KGaA	133	13,803
GEA Group AG	612	16,287
Hannover Rueckversicherung AG	433	25,766
Henkel AG & Co. KGaA	237	13,167
Infineon Technologies AG	1,099	7,436
K+S AG	600	27,411
Linde AG	190	29,573
MAN SE	187	19,113
Merck KGaA	166	16,583
Metro AG	1,139	33,253
Muenchener Rueckversicherungs AG	438	61,782
Rheinmetall AG	336	16,502
RWE AG	850	34,707
SAP AG	1,572	92,855
Siemens AG	2,135	179,201
SMA Solar Technology AG(b)	92	3,151
Suedzucker AG	346	12,268
Takkt AG	930	11,602
ThyssenKrupp AG	1,582	25,768
United Internet AG Registered Shares	500	8,598
Volkswagen AG	388	58,521
Wacker Chemie AG	69	4,746

Total Germany		1,963,033

Hong Kong - 5.9%
AIA Group Ltd.	7,200	24,598
Bank of East Asia Ltd.	7,952	28,397
BOC Hong Kong Holdings Ltd.	28,476	86,637
Cheung Kong Holdings Ltd.	2,419	29,501
China Merchants Holdings International Co., Ltd.	8,000	24,185
China Mobile Ltd.	41,000	447,959
China Overseas Land & Investment Ltd.(b)	6,000	13,908
China Power International Development Ltd.	50,000	13,085
China Resources Enterprise Ltd.	2,000	5,917
China Resources Power Holdings Co., Ltd.	10,000	20,498
China Unicom Hong Kong Ltd.	10,318	12,983
Citic Pacific Ltd.	7,770	11,720
CLP Holdings Ltd.	6,034	51,146

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    99

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
CNOOC Ltd.	77,207	$153,282
Dah Sing Banking Group Ltd.	14,000	12,616
Dah Sing Financial Holdings Ltd.	4,000	12,376
Fosun International Ltd.	39,266	20,350
Guangdong Investment Ltd.	18,670	13,431
Hang Lung Group Ltd.	2,000	12,260
Hang Lung Properties Ltd.	3,000	10,133
Hang Seng Bank Ltd.	4,549	62,164
Henderson Land Development Co., Ltd.	4,000	21,993
Hong Kong & China Gas Co., Ltd.	10,216	21,626
Hong Kong Exchanges and Clearing Ltd.	2,054	29,128
Hopewell Holdings Ltd.	4,500	12,821
Hutchison Whampoa Ltd.	7,164	61,417
Lenovo Group Ltd.	16,000	13,490
MTR Corp., Ltd.	10,501	35,807
New World Development Co., Ltd.	20,706	24,051
PCCW Ltd.	56,000	20,503
Power Assets Holdings Ltd.	4,459	33,399
Shougang Fushan Resources Group Ltd.	17,263	4,429
Sino Land Co., Ltd.	13,581	20,345
Sino-Ocean Land Holdings Ltd.	27,000	13,331
SJM Holdings Ltd.	8,000	14,728
Sun Art Retail Group Ltd.	10,500	11,492
Sun Hung Kai Properties Ltd.	2,525	29,671
Television Broadcasts Ltd.	1,000	6,929
Wharf Holdings Ltd.	4,463	24,482
Wheelock & Co., Ltd.	3,000	11,293

Total Hong Kong		1,478,081

Ireland - 0.2%
CRH PLC	1,183	22,684
Glanbia PLC	995	7,374
Kerry Group PLC Class A	127	5,577
Smurfit Kappa Group PLC	1,766	11,878

Total Ireland		47,513

Israel - 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	26,377	27,476
Cellcom Israel Ltd.	2,476	15,019
Clal Industries and Investments Ltd.	4,539	13,128
Israel Chemicals Ltd.	4,851	52,146
Ormat Industries Ltd.	2,226	11,013
Shikun & Binui Ltd.	7,762	10,789
Teva Pharmaceutical Industries Ltd.	1,110	43,154

Total Israel		172,725

Italy - 3.6%
A2A SpA	10,295	5,521
ACEA SpA	1,387	8,259
Atlantia SpA	2,921	37,254
Autogrill SpA	1,420	12,876
Banca Carige SpA(b)	20,751	18,012
Banca Popolare di Sondrio SCRL	1,900	11,593
CIR-Compagnie Industriali Riunite SpA	11,855	11,697
Credito Emiliano SpA	5,144	18,801
Enel Green Power SpA	7,191	11,389
Enel SpA	51,825	167,184
ENI SpA	12,068	256,984
ERG SpA	1,324	8,361
Fiat Industrial SpA	1,706	16,757
Hera SpA	9,580	13,495
Intesa Sanpaolo SpA RSP	43,987	49,988
Iren SpA	6,570	2,594
Lottomatica SpA	675	13,020
Luxottica Group SpA	609	21,346
Mediobanca SpA	4,803	21,175
Mediolanum SpA(b)	1,731	6,094
Parmalat SpA	8,484	16,085
Pirelli & C SpA	1,259	13,253
Saipem SpA	502	22,291
Snam SpA	8,686	38,801
Societa Iniziative Autostradali e Servizi SpA	2,074	14,608
Telecom Italia SpA RSP	66,005	53,316
Terna Rete Elettrica Nazionale SpA	6,498	23,452
Unione di Banche Italiane SCPA	3,987	13,003

Total Italy		907,209

Japan - 15.0%
77 Bank Ltd. (The)	3,000	12,295
Aeon Co., Ltd.	1,451	18,040
Aisin Seiki Co., Ltd.	300	9,892
Ajinomoto Co., Inc.	363	5,036
All Nippon Airways Co., Ltd.	4,000	11,330
Aozora Bank Ltd.	6,000	14,212
Asahi Glass Co., Ltd.	4,000	26,720
Asahi Kasei Corp.	1,773	9,555
Astellas Pharma, Inc.	779	33,829
Bridgestone Corp.	849	19,312
Brother Industries Ltd.	800	9,064
Canon, Inc.	2,600	103,133
Century Tokyo Leasing Corp.	800	14,909
Chiba Bank Ltd. (The)	2,000	11,956
Chiyoda Co., Ltd.	819	17,696
Chubu Electric Power Co., Inc.	2,100	34,057
Chugai Pharmaceutical Co., Ltd.	946	17,867
Chugoku Electric Power Co., Inc. (The)	1,535	25,221
Coca-Cola West Co., Ltd.	691	12,029
Cosmo Oil Co., Ltd.	8,000	20,253
Dai Nippon Printing Co., Ltd.	3,386	26,353
Daihatsu Motor Co., Ltd.	1,000	17,383
Dai-ichi Life Insurance Co., Ltd. (The)	9	10,287
Daiichi Sankyo Co., Ltd.	2,270	38,094
Daikin Industries Ltd.	200	5,575
Daio Paper Corp.	1,000	6,304
Daishi Bank Ltd. (The)	4,000	11,981
Daito Trust Construction Co., Ltd.	194	18,357
Daiwa House Industry Co., Ltd.	612	8,644
Daiwa Securities Group, Inc.	5,850	21,775
Denso Corp.	876	29,566
DIC Corp.	7,000	13,510
East Japan Railway Co.	300	18,799
Eisai Co., Ltd.	955	41,772
Electric Power Development Co., Ltd.	700	18,327
FamilyMart Co., Ltd.	200	9,149
FANUC Corp.	200	32,460
Fast Retailing Co., Ltd.	89	17,713
Fuji Heavy Industries Ltd.	1,000	7,983
Fujikura Kasei Co., Ltd.	2,500	11,969
Fujikura Ltd.	4,000	11,831
Fujitsu Ltd.	3,000	14,250
Fukuoka Financial Group, Inc.	5,000	19,426
Hankyu Hanshin Holdings, Inc.	2,000	10,076
Hanwa Co., Ltd.	3,000	11,355
Hikari Tsushin, Inc.	300	13,216
Hirose Electric Co., Ltd.	100	9,826
Hitachi Capital Corp.	900	14,957
Hitachi Ltd.	5,000	30,518
Hokkaido Electric Power Co., Inc.	900	11,607
Hokuhoku Financial Group, Inc.	11,000	17,784
Hokuriku Electric Power Co.	800	12,413
Honda Motor Co., Ltd.	1,900	65,461

See Notes to Schedule of Investments.

100    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
Hoya Corp.	488	$10,685
Ibiden Co., Ltd.	200	3,572
Idemitsu Kosan Co., Ltd.	100	8,898
IHI Corp.	6,000	12,708
Isuzu Motors Ltd.	2,000	10,603
ITOCHU Corp.	3,800	39,624
Itochu Techno-Solutions Corp.	200	9,638
Japan Tobacco, Inc.	2,200	65,098
JS Group Corp.	697	14,658
Juroku Bank Ltd. (The)	4,000	12,934
JX Holdings, Inc.	8,534	43,638
Kajima Corp.	2,479	7,239
Kansai Electric Power Co., Inc. (The)	3,100	37,104
Kao Corp.	1,004	27,607
Kawasaki Heavy Industries Ltd.	2,000	5,414
KDDI Corp.	7	45,006
Keisei Electric Railway Co., Ltd.	1,000	8,422
Kintetsu Corp.	4,000	15,942
Kirin Holdings Co., Ltd.	1,000	11,731
Komatsu Ltd.	1,300	30,598
Konami Corp.	570	12,802
Konica Minolta Holdings, Inc.	1,000	7,808
Kubota Corp.	1,000	9,149
Kuraray Co., Ltd.	800	10,297
Kyocera Corp.	161	13,782
Kyowa Hakko Kirin Co., Ltd.	2,000	20,479
Lawson, Inc.	234	16,364
Lion Corp.	2,000	10,954
Makita Corp.	200	6,951
Marubeni Corp.	4,000	26,369
Marui Group Co., Ltd.	1,200	9,114
MEIJI Holdings Co., Ltd.	183	8,383
Mitsubishi Chemical Holdings Corp.	6,109	26,721
Mitsubishi Corp.	3,700	74,009
Mitsubishi Electric Corp.	1,000	8,272
Mitsubishi Estate Co., Ltd.	1,000	17,772
Mitsubishi Heavy Industries Ltd.	2,000	8,071
Mitsubishi Tanabe Pharma Corp.	552	7,921
Mitsubishi UFJ Financial Group, Inc.	25,400	120,331
Mitsui & Co., Ltd.	4,500	66,211
Mitsui Chemicals, Inc.	7,000	17,371
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	14,287
Mitsui Fudosan Co., Ltd.	713	13,672
Mitsui Mining & Smelting Co., Ltd.	5,000	10,841
Mitsui O.S.K. Lines Ltd.	2,000	7,119
Mizuho Financial Group, Inc.	67,300	113,024
Murata Manufacturing Co., Ltd.	400	20,830
Nagoya Railroad Co., Ltd.	7,000	19,213
NEC Mobiling Ltd.	262	10,343
Nidec Corp.	100	7,545
Nikon Corp.	300	9,031
Nippon Electric Glass Co., Ltd.	1,000	5,890
Nippon Express Co., Ltd.	1,961	8,061
Nippon Paper Group, Inc.(b)	700	11,089
Nippon Suisan Kaisha Ltd.	4,700	12,723
Nippon Telegraph & Telephone Corp.	2,783	129,052
Nippon Yusen K.K.	7,000	18,336
Nipro Corp.	2,100	13,186
Nissan Motor Co., Ltd.	6,200	58,123
Nissin Foods Holdings Co., Ltd.	200	7,607
Nitto Denko Corp.	178	7,529
NKSJ Holdings, Inc.	1,050	22,161
Nomura Real Estate Holdings, Inc.	700	12,695
Nomura Research Institute Ltd.	800	17,516
NSK Ltd.	2,000	12,784
NTT DoCoMo, Inc.	96	159,659
Obayashi Corp.	1,000	4,374
Ogaki Kyoritsu Bank Ltd. (The)	5,000	16,857
OJI Paper Co., Ltd.	6,000	22,935
Oriental Land Co., Ltd.	100	11,430
Otsuka Holdings Co., Ltd.	645	19,748
Panasonic Corp.	1,397	11,258
Resona Holdings, Inc.	8,200	33,606
Rohm Co., Ltd.	200	7,633
Saibu Gas Co., Ltd.	7,000	18,336
Sankyo Co., Ltd.	179	8,704
Seiko Epson Corp.	1,200	12,047
Sekisui House Ltd.	1,000	9,375
Senshu Ikeda Holdings, Inc.	9,700	13,008
Seven & I Holdings Co., Ltd.	1,073	32,234
Sharp Corp.	1,000	5,038
Shin-Etsu Chemical Co., Ltd.	739	40,381
Shinko Electric Industries Co., Ltd.	1,500	11,806
Shizuoka Bank Ltd. (The)	1,000	10,252
Softbank Corp.	1,000	37,010
Sojitz Corp.	5,800	9,522
Sony Corp.	1,300	18,297
Square Enix Holdings Co., Ltd.	800	12,523
Sumitomo Chemical Co., Ltd.	6,000	18,273
Sumitomo Corp.	3,100	43,048
Sumitomo Light Metal Industries Ltd.	12,000	12,483
Sumitomo Metal Mining Co., Ltd.	1,000	11,167
Sumitomo Mitsui Financial Group, Inc.	3,400	111,302
Sumitomo Mitsui Trust Holdings, Inc.	12,754	37,723
T&D Holdings, Inc.	1,000	10,565
Taisei Corp.	2,947	7,867
Taiyo Nippon Sanso Corp.	2,000	11,605
Takashimaya Co., Ltd.	1,000	7,645
Takeda Pharmaceutical Co., Ltd.	1,907	86,399
TDK Corp.	400	16,042
Tokio Marine Holdings, Inc.	490	12,196
Tokuyama Corp.	5,000	12,220
Tokyo Electron Ltd.	200	9,262
Tokyo Gas Co., Ltd.	3,000	15,303
Tokyu Corp.	5,000	23,499
Tokyu Land Corp.	3,000	14,739
TonenGeneral Sekiyu K.K.	2,271	20,123
Toppan Printing Co., Ltd.	1,707	11,339
Toray Industries, Inc.	1,000	6,780
Toshiba Corp.	8,000	30,079
Tosoh Corp.	5,000	13,473
Toyota Motor Corp.	1,300	51,974
Toyota Tsusho Corp.	800	15,150
Trend Micro, Inc.	273	8,003
Tsumura & Co.	700	18,476
USS Co., Ltd.	140	15,072
Yahoo! Japan Corp.	59	19,018
Yakult Honsha Co., Ltd.	200	7,821
Yamada Denki Co., Ltd.	250	12,705
Zensho Holdings Co., Ltd.	800	10,006

Total Japan		3,745,424

Netherlands - 2.0%
Aegon N.V.	4,995	23,099
Akzo Nobel N.V.	343	16,123
ASML Holding N.V.	405	20,592
Delta Lloyd N.V.	1,643	22,810
European Aeronautic Defence and Space Co. N.V.	478	16,949
Fugro N.V. CVA	198	11,993
Heineken Holding N.V.	391	17,526

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    101

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
Heineken N.V.	550	$28,718
Koninklijke BAM Groep N.V.	4,335	12,163
Koninklijke DSM N.V.	350	17,234
Koninklijke KPN N.V.(b)	8,894	85,284
Koninklijke Philips Electronics N.V.	2,870	56,709
Randstad Holding N.V.	793	23,322
STMicroelectronics N.V.	5,032	27,549
Unilever N.V. CVA(b)	2,710	90,741
Wolters Kluwer N.V.	1,468	23,343

Total Netherlands		494,155

New Zealand - 0.3%
NZX Ltd.	7,266	7,884
Ryman Healthcare Ltd.	3,222	8,960
SKYCITY Entertainment Group Ltd.	3,623	9,901
Telecom Corp. of New Zealand Ltd.	13,633	26,189
Vector Ltd.	6,096	13,131

Total New Zealand		66,065

Norway - 1.6%
Aker ASA Class A	533	14,750
Aker Solutions ASA	558	7,876
Atea ASA	1,264	11,110
DNB ASA(b)	4,196	41,611
Gjensidige Forsikring ASA	878	10,214
Norsk Hydro ASA	2,516	11,301
Orkla ASA	2,919	21,144
SpareBank 1 SR Bank ASA	3,640	19,656
Statoil ASA	7,115	169,244
Telenor ASA	3,840	63,887
Yara International ASA	595	25,904

Total Norway		396,697

Portugal - 0.7%
Cimpor Cimentos de Portugal, SGPS, S.A.*	1,820	7,114
EDP-Energias de Portugal S.A.	19,982	47,268
Galp Energia, SGPS, S.A. Class B	2,071	26,282
Mota-Engil, SGPS, S.A.	4,247	5,530
Portucel Empresa Produtora de Pasta e Papel S.A.	6,477	15,773
Portugal Telecom, SGPS, S.A.(b)	10,499	46,034
REN - Redes Energeticas Nacionais S.A.	3,265	8,647
Sonae(b)	14,347	7,501
Sonaecom - SGPS S.A.	6,445	10,690
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,129	6,314

Total Portugal		181,153

Singapore - 2.9%
Cityspring Infrastructure Trust	20,359	6,428
DBS Group Holdings Ltd.	4,793	52,478
Hutchison Port Holdings Trust Class U	33,000	23,430
Jardine Cycle & Carriage Ltd.	433	15,829
Keppel Corp., Ltd.	5,029	40,810
M1 Ltd.	14,000	28,292
Olam International Ltd.	9,000	12,859
Oversea-Chinese Banking Corp., Ltd.	5,575	38,684
Sakari Resources Ltd.	15,000	16,163
SC Global Developments Ltd.	16,000	12,314
SembCorp Industries Ltd.	6,568	26,598
SembCorp Marine Ltd.	7,000	26,413
SIA Engineering Co., Ltd.	4,000	12,599
Singapore Airlines Ltd.	8,000	65,488
Singapore Post Ltd.	18,000	14,991
Singapore Press Holdings Ltd.	8,540	26,291
Singapore Technologies Engineering Ltd.	10,128	24,864
Singapore Telecommunications Ltd.	61,000	158,904
StarHub Ltd.	9,438	25,480
United Engineers Ltd.	7,000	12,101
United Overseas Bank Ltd.	2,000	29,460
UOB-Kay Hian Holdings Ltd.	19,082	23,649
Venture Corp., Ltd.	1,458	9,000
Wilmar International Ltd.	4,019	11,453
Yangzijiang Shipbuilding Holdings Ltd.	9,000	7,105

Total Singapore		721,683

Spain - 4.4%
Abengoa S.A.	964	12,748
Abertis Infraestructuras S.A.*	40	540
Abertis Infraestructuras, S.A.	3,411	46,079
Acciona S.A.(b)	488	29,169
Acerinox S.A.	754	8,438
Amadeus It Holding S.A. Class A	1,122	23,779
Antena 3 de Television S.A.	1,235	5,297
Banca Civica S.A.	1,176	2,343
Banco Bilbao Vizcaya Argentaria S.A.	1,823	13,023
Banco de Sabadell S.A.(b)	5,448	10,599
Banco Espanol de Credito S.A.(b)	7,413	24,205
Banco Popular Espanol S.A.	11,568	26,175
Bankinter S.A.	5,685	19,616
Bolsas y Mercados Espanoles S.A.(b)	1,341	27,042
CaixaBank(b)	12,689	41,240
CaixaBank - Bonus Shares*	287	933
Ebro Foods S.A.	405	6,975
Enagas S.A.	1,392	25,385
Ferrovial S.A.	2,224	25,082
Fomento de Construcciones y Contratas S.A.(b)	1,672	21,388
Gas Natural SDG S.A.	3,005	38,535
Inditex S.A.	896	92,705
Indra Sistemas S.A.	2,282	21,216
Mapfre S.A.(b)	19,844	40,368
Mediaset Espana Comunicacion S.A.	1,385	6,727
Obrascon Huarte Lain S.A.	893	18,472
Red Electrica Corp. S.A.(b)	605	26,419
Repsol YPF S.A.	5,881	94,336
Telefonica S.A.	30,581	402,447

Total Spain		1,111,281

Sweden - 3.5%
Alfa Laval AB	659	11,285
Assa Abloy AB Class B	584	16,296
Atlas Copco AB Class A	1,841	39,581
Axis Communications AB	295	6,411
Castellum AB	930	11,250
Fabege AB	1,852	14,516
Hennes & Mauritz AB Class B	3,639	130,431
Hexagon AB Class B	682	11,679
Husqvarna AB Class A	3,396	15,990
Intrum Justitia AB	937	13,643
Investment AB Kinnevik Class B	451	9,050
Kungsleden AB	1,187	6,019
NCC AB Class B	493	8,864
Nordea Bank AB	9,655	83,088
Peab AB	1,674	8,362
Ratos AB Class B	1,669	15,838
Skandinaviska Enskilda Banken AB Class A	2,383	15,453
Skandinaviska Enskilda Banken AB Class C	3,702	23,272
SKF AB Class B	757	14,904
SSAB AB Class B	1,802	12,949
Svenska Cellulosa AB Class B	1,641	24,606
Svenska Handelsbanken AB Class A	1,893	62,173

See Notes to Schedule of Investments.

102    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
Swedbank AB Class A	2,982	$46,918
Swedish Match AB	571	23,055
Tele2 AB Class B	2,868	44,376
Telefonaktiebolaget LM Ericsson Class B	7,445	68,006
TeliaSonera AB	11,406	72,907
Volvo AB Class A	4,545	52,184

Total Sweden		863,106

Switzerland - 4.6%
Baloise Holding AG	386	25,489
Kuehne + Nagel International AG	173	18,315
Nestle S.A.	5,362	320,360
Novartis AG	5,563	310,917
Roche Holding AG - Genusschein	1,487	257,024
Schindler Holding AG	289	32,640
SGS S.A.	22	41,257
Sulzer AG	73	8,638
Swatch Group AG (The)	42	16,574
Swisscom AG	153	61,620
Syngenta AG	130	44,405
Vontobel Holding AG	357	7,053

Total Switzerland		1,144,292

United Kingdom - 20.7%
Aberdeen Asset Management PLC	2,772	11,291
AMEC PLC	653	10,262
Amlin PLC	2,316	12,856
Anglo American PLC	1,660	54,377
Antofagasta PLC	1,022	17,440
Ashmore Group PLC	2,192	11,982
Associated British Foods PLC	1,151	23,144
AstraZeneca PLC	3,901	174,562
Aviva PLC	16,386	70,060
Babcock International Group PLC	1,005	13,454
BAE Systems PLC	13,619	61,647
Balfour Beatty PLC	2,504	11,704
Barclays PLC	11,784	30,099
Berendsen PLC	2,100	16,469
BG Group PLC	2,358	48,079
BHP Billiton PLC	4,564	129,281
BP PLC	46,851	310,063
British American Tobacco PLC	4,825	245,309
British Land Co. PLC	2,737	21,915
British Sky Broadcasting Group PLC	2,603	28,436
Britvic PLC	1,695	8,770
BT Group PLC	22,949	76,092
Bunzl PLC	912	14,919
Burberry Group PLC	745	15,483
Cable & Wireless Communications PLC	26,055	12,096
Capita PLC	1,342	13,808
Carillion PLC	1,928	8,352
Carnival PLC	657	22,485
Centrica PLC	11,738	58,545
Close Brothers Group PLC	920	10,743
Compass Group PLC	3,230	33,892
Daily Mail & General Trust PLC Class A	1,401	9,295
Diageo PLC	4,742	122,125
Drax Group PLC	1,733	15,235
Electrocomponents PLC	804	2,585
Eurasian Natural Resources Corp. PLC	4,461	29,065
Evraz PLC	4,269	17,456
FirstGroup PLC	2,951	10,382
Fresnillo PLC	2,118	48,401
G4S PLC	3,754	16,433
GKN PLC	3,495	9,900
GlaxoSmithKline PLC	13,611	308,908
Go-Ahead Group PLC	420	7,931
Greene King PLC	1,497	12,926
Hammerson PLC	1,430	9,934
Hays PLC	10,355	11,962
HSBC Holdings PLC	47,224	415,598
ICAP PLC	1,565	8,284
IMI PLC	701	9,142
Imperial Tobacco Group PLC	2,283	87,908
Inchcape PLC	2,385	12,367
Inmarsat PLC	1,341	10,338
Intercontinental Hotels Group PLC	545	13,121
Interserve PLC	2,428	11,882
J. Sainsbury PLC	5,219	24,672
Johnson Matthey PLC	320	11,082
Kazakhmys PLC	1,737	19,657
Kingfisher PLC	4,671	21,056
Ladbrokes PLC	4,628	11,411
Laird PLC	2,214	6,497
Legal & General Group PLC	28,789	57,481
Logica PLC	6,041	10,044
Man Group PLC	12,899	15,406
Marks & Spencer Group PLC	5,811	29,621
Marston’s PLC	6,586	10,733
Meggitt PLC	1,757	10,618
Melrose PLC	1,498	8,743
National Grid PLC	7,869	83,371
New World Resources PLC Class A	2,511	12,741
Next PLC	349	17,511
Old Mutual PLC	5,817	13,813
Pearson PLC	1,606	31,890
Pennon Group PLC	1,554	18,573
Premier Farnell PLC	2,303	6,256
Prudential PLC	4,713	54,554
Reckitt Benckiser Group PLC	1,284	67,767
Rexam PLC	1,962	12,955
Rio Tinto PLC	2,512	118,947
Royal Dutch Shell PLC Class A	8,792	296,136
Royal Dutch Shell PLC Class B	7,549	263,445
RSA Insurance Group PLC	17,554	29,763
SABMiller PLC	1,963	78,665
Sage Group PLC (The)	4,765	20,724
Segro PLC	2,390	8,146
Severn Trent PLC	517	13,404
SSE PLC	2,748	59,954
Standard Chartered PLC	4,972	107,968
Standard Life PLC	10,507	38,464
Tate & Lyle PLC	1,482	15,051
TESCO PLC	20,074	97,619
TUI Travel PLC	4,029	10,711
Unilever PLC	2,521	84,775
United Utilities Group PLC	3,271	34,630
Vedanta Resources PLC(b)	1,157	16,550
Vodafone Group PLC	148,665	417,964
Weir Group PLC (The)	248	5,951
Whitbread PLC	390	12,405
William Hill PLC	2,683	11,901
WM Morrison Supermarkets PLC	5,061	21,123
WS Atkins PLC	848	9,177
Xstrata PLC	4,538	56,841

Total United Kingdom		5,165,559

TOTAL COMMON STOCKS (Cost: $25,103,181)		25,070,942

RIGHTS - 0.0%

Spain - 0.0%
Caixabank, expiring 6/20/12*(b) (Cost: $0)	28	2

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    103

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2012

Investments	Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost: $25,103,181)		$25,070,944

SHORT-TERM INVESTMENT - 1.8%

MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $443,090)	443,090	443,090

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $657,680)(d)	657,680	657,680

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $26,203,951)(e)		26,171,714
Liabilities in Excess of Foreign Currency and Other Assets - (4.9)%		(1,231,405)

NET ASSETS - 100.0%		$24,940,309

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $620,047 and the total market value of the collateral held by the Fund was $657,680.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

104    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 11.7%
AMP Ltd.	20,871	$82,366
Australia & New Zealand Banking Group Ltd.	14,467	326,692
BHP Billiton Ltd.	11,642	375,313
Coca-Cola Amatil Ltd.	4,353	59,702
Commonwealth Bank of Australia	8,242	448,613
National Australia Bank Ltd.	15,386	371,259
Origin Energy Ltd.	5,044	63,078
QBE Insurance Group Ltd.	5,606	76,887
Rio Tinto Ltd.	1,316	76,217
Telstra Corp., Ltd.	101,126	382,503
Wesfarmers Ltd.	6,929	212,367
Westpac Banking Corp.	19,848	429,894
Woodside Petroleum Ltd.	2,770	88,078
Woolworths Ltd.	6,300	173,069

Total Australia		3,166,038

Brazil - 12.4%
Banco Bradesco S.A.	8,570	106,146
Banco do Brasil S.A.	34,600	334,781
Banco Santander Brasil S.A.	24,700	188,452
BM&F Bovespa S.A.	15,000	76,172
CCR S.A.	9,900	80,095
Centrais Eletricas Brasileiras S.A.	15,500	109,428
Cia de Bebidas das Americas	9,700	303,526
Cia Energetica de Minas Gerais	5,125	80,743
Cia Siderurgica Nacional S.A.	18,700	105,430
Cielo S.A.	4,160	121,763
CPFL Energia S.A.	11,200	140,940
Itau Unibanco Holding S.A.	7,329	92,264
Natura Cosmeticos S.A.	3,100	72,184
Oi S.A.	15,100	70,695
Petroleo Brasileiro S.A.	55,300	517,808
Redecard S.A.	8,200	133,454
Souza Cruz S.A.	10,500	153,355
Tractebel Energia S.A.	5,900	108,591
Vale S.A.	28,500	566,625

Total Brazil		3,362,452

Canada - 11.6%
Bank of Montreal	3,600	198,672
Bank of Nova Scotia	4,800	248,322
Barrick Gold Corp.	2,200	82,760
BCE, Inc.	5,600	230,603
Canadian Imperial Bank of Commerce	2,165	152,163
Canadian National Railway Co.	1,100	92,903
Cenovus Energy, Inc.	2,690	85,414
Crescent Point Energy Corp.(a)	2,600	96,915
Enbridge, Inc.	2,700	107,688
Great-West Lifeco, Inc.	6,700	145,048
Husky Energy, Inc.	7,000	174,751
Manulife Financial Corp.	10,874	118,292
Power Financial Corp.	4,800	119,829
Rogers Communications, Inc. Class B	3,400	123,100
Royal Bank of Canada(a)	6,900	353,037
Sun Life Financial, Inc.	4,600	99,946
Suncor Energy, Inc.	3,674	106,099
Thomson Reuters Corp.	6,100	173,346
Toronto-Dominion Bank (The)	3,374	263,711
TransCanada Corp.	3,800	159,052

Total Canada		3,131,651

Chile - 12.3%
Administradora de Fondos de Pensiones Provida S.A.	17,831	98,360
AES Gener S.A.	222,711	127,978
Aguas Andinas S.A. Class A	256,352	158,195
Antarchile S.A.	11,484	176,778
Banco de Chile	2,043,461	287,907
Banco de Credito e Inversiones	1,464	90,807
Banco Santander Chile	4,039,189	300,265
CAP S.A.	2,669	98,264
Cencosud S.A.	20,030	110,187
Cia Cervecerias Unidas S.A.	7,331	91,640
Corpbanca	11,570,706	145,630
Empresa Nacional de Electricidad S.A.	192,276	325,051
Empresas CMPC S.A.	33,481	133,137
Empresas COPEC S.A.	19,512	287,063
Enersis S.A.	737,872	276,772
ENTEL Chile S.A.	10,181	189,807
Inversiones Aguas Metropolitanas S.A.	47,522	79,377
Latam Airlines Group S.A.	4,237	110,940
SACI Falabella	26,787	247,498

Total Chile		3,335,656

New Zealand - 13.0%
Air New Zealand Ltd.	174,738	120,783
Auckland International Airport Ltd.	157,763	309,397
Fisher & Paykel Healthcare Corp., Ltd.	107,775	170,650
Fletcher Building Ltd.	111,408	525,624
Freightways Ltd.	22,813	69,677
Infratil Ltd.	70,549	115,109
Mainfreight Ltd.	9,616	74,120
Nuplex Industries Ltd.(a)	52,522	105,536
Port of Tauranga Ltd.	14,214	126,583
Ryman Healthcare Ltd.	33,102	92,056
Sky Network Television Ltd.	60,736	235,784
SKYCITY Entertainment Group Ltd.	87,691	239,637
Telecom Corp. of New Zealand Ltd.	421,444	809,578
Vector Ltd.	180,303	388,382
Warehouse Group Ltd. (The)	69,466	139,583

Total New Zealand		3,522,499

Norway - 13.3%
Aker ASA Class A	2,262	62,596
Aker Solutions ASA	6,934	97,866
DNB ASA	22,695	225,062
Fred Olsen Energy ASA	2,091	74,643
Gjensidige Forsikring ASA(a)	14,548	169,233
Norsk Hydro ASA	31,796	142,814
Orkla ASA	32,513	235,515
SpareBank 1 SR Bank ASA	7,353	39,706
Statoil ASA	68,068	1,619,126
Telenor ASA	40,149	667,974
TGS Nopec Geophysical Co. ASA	2,393	64,249
Yara International ASA	4,272	185,988

Total Norway		3,584,772

Russia - 12.9%
Gazprom Neft JSC ADR	11,322	259,840
Gazprom OAO ADR	133,898	1,262,658
LSR Group Reg S GDR(a)	3,041	13,043
Lukoil OAO ADR	7,344	409,428
MMC Norilsk Nickel OJSC ADR	15,115	249,700
Mobile Telesystems OJSC ADR	13,200	227,040
NovaTek OAO Reg S GDR	1,115	118,190
Novolipetsk Steel OJSC Reg S GDR	5,656	92,136
Rosneft Oil Co. Reg S GDR	37,866	237,041

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    105

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2012

Investments	Shares	Value
Sberbank of Russia ADR*(a)	24,619	$264,654
Surgutneftegas OJSC ADR	17,458	144,378
Tatneft ADR	2,777	93,168
Uralkali OJSC Reg S GDR	2,611	99,949

Total Russia		3,471,225

South Africa - 12.2%
ABSA Group Ltd.	8,259	142,590
African Bank Investments Ltd.	14,537	64,540
Anglo American Platinum Ltd.(a)	1,258	74,569
AngloGold Ashanti Ltd.	1,940	66,181
Bidvest Group Ltd.	4,066	90,483
Exxaro Resources Ltd.	4,338	100,816
FirstRand Ltd.	53,321	172,054
Gold Fields Ltd.	6,703	85,114
Impala Platinum Holdings Ltd.	8,205	135,688
Kumba Iron Ore Ltd.(a)	8,128	545,193
MTN Group Ltd.(a)	34,738	598,555
Nedbank Group Ltd.	4,747	100,930
RMB Holdings Ltd.	15,671	66,834
Sanlam Ltd.	23,255	101,653
Sasol Ltd.	8,875	371,559
Standard Bank Group Ltd.	14,863	200,887
Tiger Brands Ltd.	2,374	71,114
Vodacom Group Ltd.	26,978	306,444

Total South Africa		3,295,204

TOTAL COMMON STOCKS (Cost: $29,353,193)		26,869,497

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global Natural Resources Fund(b) (Cost: $13,222)	632	14,112

RIGHTS - 0.0%

Chile - 0.0%
Cencosud S.A., expiring 8/14/12* (Cost: $0)	2,149	701

SHORT-TERM INVESTMENT - 1.6%

MONEY MARKET FUND - 1.6%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $425,437)	425,437	425,437

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

MONEY MARKET FUND - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $1,554,758)(d)	1,554,758	1,554,758

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $31,346,610)(e)		28,864,505
Liabilities in Excess of Foreign Currency and Other Assets - (6.8)%		(1,836,951)

NET ASSETS - 100.0%		$27,027,554

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $1,498,648 and the total market value of the collateral held by the Fund was $1,554,758.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

106    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 9.5%
BHP Billiton Ltd.	13,434	$433,083
Fortescue Metals Group Ltd.(a)	46,839	235,260
Iluka Resources Ltd.	51,100	592,942
Rio Tinto Ltd.	5,370	311,005
Santos Ltd.	25,145	274,503
Woodside Petroleum Ltd.	12,794	406,812
WorleyParsons Ltd.	14,469	372,270

Total Australia		2,625,875

Belgium - 0.8%
Umicore S.A.	4,741	218,822

Brazil - 3.4%
Cosan S.A. Industria e Comercio	10,000	153,534
Petroleo Brasileiro S.A.	37,900	354,881
Vale S.A.	22,200	441,371

Total Brazil		949,786

Canada - 7.1%
Cameco Corp.	9,229	202,514
Canadian Natural Resources Ltd.	4,500	120,550
Crescent Point Energy Corp.(a)	14,200	529,305
Encana Corp.	17,700	368,081
First Quantum Minerals Ltd.	5,596	98,806
Imperial Oil Ltd.	2,485	103,817
Potash Corp. of Saskatchewan, Inc.	1,980	86,429
Silver Wheaton Corp.	3,413	91,632
Suncor Energy, Inc.	5,433	156,896
Teck Resources Ltd. Class B	6,833	211,334

Total Canada		1,969,364

China - 2.5%
China Shenhua Energy Co., Ltd. Class H	104,000	362,673
PetroChina Co., Ltd. Class H	266,000	341,208

Total China		703,881

France - 2.8%
Technip S.A.	1,990	206,958
Total S.A.	12,876	580,080

Total France		787,038

Germany - 1.5%
K+S AG	9,066	414,187

Hong Kong - 1.3%
CNOOC Ltd.	179,618	356,603

Indonesia - 1.1%
Adaro Energy Tbk PT	1,960,000	302,582

Israel - 2.4%
Israel Chemicals Ltd.	63,106	678,359

Italy - 3.0%
ENI SpA	28,662	610,348
Saipem SpA	4,849	215,315

Total Italy		825,663

Japan - 0.9%
Sumitomo Metal Mining Co., Ltd.	23,000	256,837

Malaysia - 2.1%
IOI Corp. Bhd	166,300	271,799
Kuala Lumpur Kepong Bhd	44,600	322,193

Total Malaysia		593,992

Mexico - 2.3%
Grupo Mexico S.A.B. de C.V. Series B	162,607	479,492
Industrias Penoles S.A.B de C.V.	3,820	163,451

Total Mexico		642,943

Norway - 2.6%
Statoil ASA	17,779	422,907
Yara International ASA	6,928	301,620

Total Norway		724,527

Poland - 3.9%
KGHM Polska Miedz S.A.	24,721	1,074,085

Russia - 9.8%
Gazprom OAO ADR	56,012	528,193
Lukoil OAO ADR	6,989	389,637
MMC Norilsk Nickel OJSC ADR	22,042	364,134
NovaTek OAO Reg S GDR	1,746	185,076
Novolipetsk Steel OJSC Reg S GDR	21,299	346,961
Rosneft Oil Co. Reg S GDR	24,252	151,818
Surgutneftegas OJSC ADR	25,967	214,747
Tatneft ADR(a)	11,330	380,121
Uralkali OJSC Reg S GDR	4,455	170,537

Total Russia		2,731,224

Singapore - 0.6%
Wilmar International Ltd.	54,000	153,884

South Africa - 6.9%
Anglo American Platinum Ltd.(a)	2,002	118,671
Exxaro Resources Ltd.	15,525	360,804
Impala Platinum Holdings Ltd.	22,376	370,038
Kumba Iron Ore Ltd.(a)	11,137	747,024
Sasol Ltd.	7,937	332,289

Total South Africa		1,928,826

Switzerland - 0.8%
Syngenta AG	674	230,221

Thailand - 2.4%
PTT Exploration & Production PCL	56,400	298,337
PTT PCL	35,300	359,002

Total Thailand		657,339

United Kingdom - 14.4%
Anglo American PLC	7,160	234,541
Antofagasta PLC	15,645	266,978
BG Group PLC	5,874	119,770
BHP Billiton PLC	14,704	416,509
BP PLC	71,191	471,147
Eurasian Natural Resources Corp. PLC	64,955	423,204
Fresnillo PLC	21,291	486,549
Rio Tinto PLC	7,206	341,215
Royal Dutch Shell PLC Class A	14,449	486,678
Royal Dutch Shell PLC Class B	14,061	490,701
Tullow Oil PLC	1,782	41,086
Xstrata PLC	18,437	230,935

Total United Kingdom		4,009,313

United States - 17.1%
Archer-Daniels-Midland Co.	6,058	178,832
Baker Hughes, Inc.	3,401	139,781
CF Industries Holdings, Inc.	498	96,483
Chesapeake Energy Corp.	10,536	195,970
Chevron Corp.	3,105	327,577
Cliffs Natural Resources, Inc.	5,632	277,601
ConocoPhillips	9,031	504,652
Consol Energy, Inc.	5,465	165,262
Devon Energy Corp.	2,238	129,782
Diamond Offshore Drilling, Inc.(a)	9,076	536,664
Exxon Mobil Corp.	2,969	254,057

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    107

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2012

Investments	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	9,246	$315,011
Halliburton Co.	3,909	110,977
Marathon Oil Corp.	10,091	258,027
Monsanto Co.	1,724	142,713
Noble Energy, Inc.	1,180	100,088
Occidental Petroleum Corp.	2,651	227,376
Peabody Energy Corp.	5,543	135,914
Southern Copper Corp.	20,812	655,786

Total United States		4,752,553

TOTAL COMMON STOCKS (Cost: $31,632,455)		27,587,904

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree Global Equity Income Fund(b)	690	27,531
WisdomTree India Earnings Fund(a)(b)	9,099	156,776

TOTAL EXCHANGE-TRADED FUNDS (Cost: $232,552)		184,307

SHORT-TERM INVESTMENT - 1.0%

MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class 0.02%(c) (Cost: $280,264)	280,264	280,264

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%

MONEY MARKET FUND - 6.9%
Dreyfus Institutional Preferred Money Market Fund 0.16%(c) (Cost: $1,921,090)(d)	1,921,090	1,921,090

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $34,066,361)(e)		29,973,565
Liabilities in Excess of Foreign Currency and Other Assets - (7.8)%		(2,165,657)

NET ASSETS - 100.0%		$27,807,908

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PCL	-	Public Company Limited

(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $1,840,451 and the total market value of the collateral held by the Fund was $1,921,090.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

108    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 98.2%

Australia - 3.3%
AGL Energy Ltd.	17,718	$268,251
Envestra Ltd.	507,300	408,206
Hastings Diversified Utilities Fund	102,300	251,670
Prime AET&D Holdings*†	7,592	—

Total Australia		928,127

Austria - 1.5%
EVN AG(a)	19,324	248,910
Verbund AG	7,112	163,090

Total Austria		412,000

Belgium - 1.0%
Elia System Operator S.A./N.V.	6,811	280,784

Brazil - 12.0%
AES Tiete S.A.	46,400	570,101
Centrais Eletricas Brasileiras S.A.	66,400	468,776
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	186,926
Cia de Saneamento de Minas Gerais - COPASA	7,100	153,013
Cia Energetica de Minas Gerais	31,850	501,786
CPFL Energia S.A.	28,500	358,641
EDP - Energias do Brasil S.A.	51,500	328,884
Light S.A.	37,100	455,835
Tractebel Energia S.A.	17,300	318,410

Total Brazil		3,342,372

Canada - 9.2%
Atlantic Power Corp.	29,000	370,376
Canadian Utilities Ltd. Class A	2,200	143,401
Capital Power Corp.	10,300	240,261
Emera, Inc.	7,200	237,375
Fortis, Inc.	6,300	199,546
Just Energy Group, Inc.(a)	58,002	636,090
Northland Power, Inc.	19,300	337,743
TransAlta Corp.	23,200	392,565

Total Canada		2,557,357

Chile - 5.7%
AES Gener S.A.	394,142	226,489
Aguas Andinas S.A. Class A	575,011	354,840
E.CL S.A.	89,283	211,645
Empresa Nacional de Electricidad S.A.	123,313	208,466
Enersis S.A.	536,212	201,130
Inversiones Aguas Metropolitanas S.A.	240,000	400,876

Total Chile		1,603,446

China - 0.4%
China Longyuan Power Group Corp. Class H(a)	170,100	110,741

Czech Republic - 1.4%
CEZ AS(a)	11,004	381,159

Finland - 1.5%
Fortum Oyj	21,663	411,547

France - 7.8%
EDF S.A.	21,720	483,744
GDF Suez	25,299	602,143
Rubis	4,500	231,570
Suez Environnement Co.	36,762	394,916
Veolia Environnement S.A.	36,254	459,345

Total France		2,171,718

Germany - 3.2%
E.ON AG	20,728	447,183
RWE AG	10,910	445,473

Total Germany		892,656

Hong Kong - 3.5%
China Resources Power Holdings Co., Ltd.	78,100	160,089
CLP Holdings Ltd.	28,822	244,306
Guangdong Investment Ltd.	284,600	204,731
Hong Kong & China Gas Co., Ltd.	57,164	121,007
Power Assets Holdings Ltd.	34,886	261,302

Total Hong Kong		991,435

Indonesia - 0.9%
Perusahaan Gas Negara Persero Tbk PT	642,500	241,130

Italy - 8.7%
A2A SpA	264,847	142,038
Enel Green Power SpA	99,423	157,464
Enel SpA	217,776	702,529
Hera SpA	355,287	500,473
Snam SpA	100,329	448,175
Terna Rete Elettrica Nazionale SpA(a)	128,662	464,364

Total Italy		2,415,043

Japan - 9.0%
Chubu Electric Power Co., Inc.	18,500	300,025
Chugoku Electric Power Co., Inc. (The)	15,400	253,032
Electric Power Development Co., Ltd.	7,842	205,313
Hokkaido Electric Power Co., Inc.	25,200	324,988
Hokuriku Electric Power Co.	16,400	254,458
Kansai Electric Power Co., Inc. (The)	22,900	274,088
Kyushu Electric Power Co., Inc.	25,900	306,749
Osaka Gas Co., Ltd.	38,000	159,067
Shikoku Electric Power Co., Inc.	8,661	183,771
Toho Gas Co., Ltd.	18,000	111,668
Tokyo Gas Co., Ltd.	29,000	147,926

Total Japan		2,521,085

Malaysia - 1.6%
Petronas Gas Bhd	27,700	157,015
YTL Corp. Bhd	14,160	9,007
YTL Power International Bhd	488,700	270,859

Total Malaysia		436,881

New Zealand - 1.9%
Vector Ltd.	250,300	539,159

Philippines - 1.9%
Aboitiz Power Corp.	292,000	236,663
Energy Development Corp.	289,500	41,431
Manila Electric Co.	42,520	255,715

Total Philippines		533,809

Poland - 3.5%
Enea S.A.	34,600	164,535
PGE S.A.	36,466	212,417
Tauron Polska Energia S.A.	443,400	607,179

Total Poland		984,131

Portugal - 2.4%
EDP-Energias de Portugal S.A.	287,326	679,672

South Korea - 0.4%
Korea Gas Corp.	3,250	114,921

Spain - 6.8%
Acciona S.A.(a)	8,104	484,394
Enagas S.A.	25,027	456,399

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    109

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2012

Investments	Shares	Value
Endesa S.A.(a)	16,088	$282,462
Gas Natural SDG S.A.	20,809	266,849
Red Electrica Corp. S.A.(a)	9,359	408,689

Total Spain		1,898,793

Thailand - 2.9%
Electricity Generating PCL	84,300	305,243
Glow Energy PCL	89,800	175,302
Ratchaburi Electricity Generating Holding PCL	232,000	319,584

Total Thailand		800,129

United Kingdom - 7.7%
Centrica PLC	63,804	318,233
Drax Group PLC	38,223	336,025
National Grid PLC	33,920	359,378
Pennon Group PLC	18,868	225,503
Severn Trent PLC	8,984	232,924
SSE PLC	16,774	365,961
United Utilities Group PLC	28,278	299,380

Total United Kingdom		2,137,404

TOTAL COMMON STOCKS (Cost: $32,216,213)		27,385,499

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree India Earnings Fund(a)(b) (Cost: $183,378)	8,221	141,648

SHORT-TERM INVESTMENT - 2.1%

MONEY MARKET FUND - 2.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $587,456)	587,456	587,456

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.8%

MONEY MARKET FUND - 8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $2,459,507)(d)	2,459,507	2,459,507

TOTAL INVESTMENTS IN SECURITIES - 109.6% (Cost: $35,446,554)(e)		30,574,110
Liabilities in Excess of Foreign - Currency and Other Assets(9.6)%		(2,668,720)

NET ASSETS - 100.0%		$27,905,390

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $2,338,397 and the total market value of the collateral held by the Fund was $2,459,507.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

110    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2012

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 16.5%
Australand Property Group	263,512	$667,179
CFS Retail Property Trust	778,497	1,548,117
Commonwealth Property Office Fund	564,780	587,612
Dexus Property Group	1,125,177	1,072,628
GPT Group	422,508	1,424,872
GPT Group In Specie†*‡	2,305,813	0
Investa Office Fund(a)	99,149	275,425
Lend Lease Group(a)	99,913	737,394
Mirvac Group(b)	936,875	1,224,438
Stockland	725,065	2,289,142
Westfield Group	501,377	4,882,398
Westfield Retail Trust	727,897	2,126,473

Total Australia		16,835,678

Belgium - 1.0%
Befimmo SCA Sicafi	7,768	442,722
Cofinimmo	5,316	593,537

Total Belgium		1,036,259

Brazil - 0.9%
BR Malls Participacoes S.A.	20,300	231,316
BR Properties S.A.	4,300	50,489
JHSF Participacoes S.A.	85,200	253,264
LPS Brasil Consultoria de Imoveis S.A.	2,200	36,513
Multiplan Empreendimentos Imobiliarios S.A.	15,300	372,637

Total Brazil		944,219

Canada - 10.3%
Allied Properties Real Estate Investment Trust	8,577	243,987
Artis Real Estate Investment Trust(b)	24,518	394,424
Boardwalk Real Estate Investment Trust	5,570	320,229
Brookfield Asset Management, Inc. Class A(b)	45,045	1,489,496
Brookfield Office Properties, Inc.(b)	72,808	1,272,685
Calloway Real Estate Investment Trust(b)	26,262	721,307
Canadian Apartment Properties REIT(b)	17,848	416,328
Canadian Real Estate Investment Trust(b)	12,859	512,871
Chartwell Seniors Housing Real Estate Investment Trust(b)	37,912	360,730
Cominar Real Estate Investment Trust	17,987	423,452
Dundee Real Estate Investment Trust(b)	15,341	574,695
First Capital Realty, Inc.(b)	32,338	582,081
Granite Real Estate, Inc.	8,300	282,922
H&R Real Estate Investment Trust(b)	35,300	848,350
Primaris Retail Real Estate Investment Trust(b)	18,409	425,441
RioCan Real Estate Investment Trust(b)	58,160	1,580,295

Total Canada		10,449,293

Chile - 0.1%
Parque Arauco S.A.	41,100	72,812

China - 1.2%
Guangzhou R&F Properties Co., Ltd. Class H(b)	910,000	1,194,273

Finland - 0.3%
Sponda Oyj	81,409	304,771
France - 10.1%
Fonciere des Regions	19,170	1,377,920
Gecina S.A.	16,485	1,469,650
ICADE(b)	11,299	854,604
Klepierre	46,316	1,522,333
Mercialys S.A.	29,450	549,017
Societe Immobiliere de Location pour l’Industrie et le Commerce(b)	4,578	434,160
Unibail-Rodamco SE	22,376	4,120,298

Total France		10,327,982

Germany - 0.3%
Deutsche Euroshop AG	9,673	343,285

Hong Kong - 24.3%
Champion Real Estate Investment Trust	1,603,000	663,366
Cheung Kong Holdings Ltd.	314,238	3,832,344
China Overseas Grand Oceans Group Ltd.	42,300	37,682
China Overseas Land & Investment Ltd.(b)	559,800	1,297,589
Franshion Properties China Ltd.	594,000	178,425
Hang Lung Group Ltd.	108,649	666,025
Hang Lung Properties Ltd.	616,283	2,081,594
Henderson Land Development Co., Ltd.	228,320	1,255,387
Hysan Development Co., Ltd.	105,115	397,052
Kowloon Development Co., Ltd.	424,398	428,400
Link REIT (The)	337,946	1,378,909
New World Development Co., Ltd.	1,024,682	1,190,223
Sino Land Co., Ltd.	875,735	1,311,878
Sino-Ocean Land Holdings Ltd.(b)	912,700	450,652
Sun Hung Kai Properties Ltd.	375,871	4,416,824
Swire Pacific Ltd. Class A	121,459	1,404,549
Swire Pacific Ltd. Class B	580,798	1,331,286
Wharf Holdings Ltd.	296,872	1,628,484
Wheelock & Co., Ltd.	97,231	366,018
Yuexiu Property Co., Ltd.	1,686,000	408,630

Total Hong Kong		24,725,317

Indonesia - 0.0%
Bumi Serpong Damai PT	288,500	36,245

Israel - 0.6%
Azrieli Group	11,978	262,420
Gazit-Globe Ltd.	36,775	349,288

Total Israel		611,708

Japan - 5.9%
Aeon Mall Co., Ltd.	2,000	42,286
Daito Trust Construction Co., Ltd.	14,800	1,400,426
Daiwa House Industry Co., Ltd.	66,000	932,222
Mitsubishi Estate Co., Ltd.	59,589	1,058,995
Mitsui Fudosan Co., Ltd.	66,308	1,271,478
Nomura Real Estate Holdings, Inc.	16,965	307,662
Sumitomo Real Estate Sales Co., Ltd.	1,000	48,377
Sumitomo Realty & Development Co., Ltd.	27,279	663,599
Tokyu Land Corp.	61,168	300,512

Total Japan		6,025,557

Malaysia - 0.9%
IGB Corp. Bhd	47,000	39,814
KLCC Property Holdings Bhd	282,600	413,822
SP Setia Bhd	348,900	410,923

Total Malaysia		864,559

Netherlands - 2.3%
Corio N.V.	31,535	1,385,875
Eurocommercial Properties N.V.	11,354	392,640

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    111

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2012

Investments	Shares	Value
Wereldhave N.V.	8,040	$515,974

Total Netherlands		2,294,489

Philippines - 0.9%
Ayala Land, Inc.	609,000	312,197
Robinsons Land Corp.	186,400	77,064
SM Prime Holdings, Inc.	1,565,575	483,773

Total Philippines		873,034

Russia - 0.2%
LSR Group OJSC GDR	56,852	243,838

Singapore - 10.3%
Ascendas Real Estate Investment Trust	550,901	934,983
CapitaCommercial Trust	774,635	773,534
CapitaLand Ltd.	559,589	1,192,683
CapitaMall Trust	763,786	1,151,588
CapitaMalls Asia Ltd.	328,000	405,210
CDL Hospitality Trusts	256,432	394,729
City Developments Ltd.	34,103	301,511
Fragrance Group Ltd.	167,000	64,596
Frasers Centrepoint Trust	211,000	277,325
GuocoLand Ltd.	134,000	171,890
Keppel Land Ltd.	429,168	1,090,875
K-REIT Asia	645,000	542,252
Mapletree Commercial Trust	621,000	480,407
Mapletree Industrial Trust	516,173	493,029
Mapletree Logistics Trust	894,187	691,745
Suntec Real Estate Investment Trust	839,828	894,986
UOL Group Ltd.	107,000	416,411
Wheelock Properties Singapore Ltd.	183,000	248,469

Total Singapore		10,526,223

South Africa - 3.4%
Capital Property Fund	347,513	424,910
Growthpoint Properties Ltd.	428,230	1,204,291
Hyprop Investments Ltd.(b)	46,459	352,824
Redefine Properties Ltd.	1,027,229	1,076,402
Resilient Property Income Fund Ltd.	80,832	424,989

Total South Africa		3,483,416

Sweden - 1.1%
Castellum AB	39,902	482,704
Fabege AB	46,481	364,311
Hufvudstaden AB Class A	22,460	240,792

Total Sweden		1,087,807

Switzerland - 1.0%
Swiss Prime Site AG*	12,246	1,024,058

Taiwan - 1.4%
Farglory Land Development Co., Ltd.	432,000	760,355
Highwealth Construction Corp.	396,000	617,487
Ruentex Development Co., Ltd.	39,000	59,508

Total Taiwan		1,437,350

Thailand - 0.6%
Land and Houses PCL NVDR	2,531,586	621,737

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	250,216	307,115

United Kingdom - 5.6%
British Land Co. PLC	176,000	1,409,221
Capital Shopping Centres Group PLC	204,983	1,035,248
Derwent London PLC	8,631	250,846
Hammerson PLC	115,131	799,777
Land Securities Group PLC	117,469	1,360,644
Segro PLC	235,045	801,091

Total United Kingdom		5,656,827

TOTAL COMMON STOCKS (Cost: $100,945,852)		101,327,852

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Global Natural Resources Fund(c) (Cost: $30,139)	1,425	31,819

SHORT-TERM INVESTMENT - 1.1%

MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $1,139,194)	1,139,194	1,139,194

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.4%

MONEY MARKET FUND - 11.4%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(d) (Cost: $11,572,993)(e)	11,572,993	11,572,993

TOTAL INVESTMENTS IN SECURITIES - 112.0% (Cost: $113,688,178)(f)		114,071,858

Liabilities in Excess of Foreign Currency and Other Assets - (12.0)%		(12,252,367)

NET ASSETS - 100.0%		$101,819,491

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depository Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
‡	Restricted security. At June 30, 2012, the value of the security amounted to $0 and 0.0% of net assets.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(e)	At June 30, 2012, the total market value of the Fund’s securities on loan was $10,974,951 and the total market value of the collateral held by the Fund was $11,572,993.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

112    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 101.2%

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.7%
AAR Corp.	198	$2,669
Alliant Techsystems, Inc.	197	9,962
BE Aerospace, Inc.*	194	8,470
Boeing Co. (The)	2,075	154,172
Ceradyne, Inc.	174	4,463
Cubic Corp.	104	5,000
Curtiss-Wright Corp.	129	4,005
Esterline Technologies Corp.*	100	6,235
General Dynamics Corp.	1,567	103,359
GeoEye, Inc.*	86	1,331
Goodrich Corp.	244	30,964
HEICO Corp.	56	2,213
Hexcel Corp.*	249	6,422
Honeywell International, Inc.	1,879	104,923
Huntington Ingalls Industries, Inc.*	223	8,974
L-3 Communications Holdings, Inc.	575	42,556
Lockheed Martin Corp.	1,499	130,533
Moog, Inc. Class A*	135	5,582
National Presto Industries, Inc.(a)	35	2,442
Northrop Grumman Corp.	1,339	85,415
Orbital Sciences Corp.*	167	2,158
Precision Castparts Corp.	273	44,906
Raytheon Co.	1,718	97,222
Rockwell Collins, Inc.	428	21,122
Spirit AeroSystems Holdings, Inc. Class A*	398	9,484
Teledyne Technologies, Inc.*	100	6,165
Textron, Inc.	603	14,997
TransDigm Group, Inc.*	80	10,744
Triumph Group, Inc.	172	9,678
United Technologies Corp.	2,381	179,837

Total Aerospace & Defense		1,116,003

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	124	5,395
C.H. Robinson Worldwide, Inc.	214	12,525
Expeditors International of Washington, Inc.	346	13,407
FedEx Corp.	674	61,745
Forward Air Corp.	81	2,614
HUB Group, Inc. Class A*	103	3,729
United Parcel Service, Inc. Class B	2,056	161,931

Total Air Freight & Logistics		261,346

Airlines - 0.3%
Alaska Air Group, Inc.*	298	10,698
Allegiant Travel Co.*	64	4,459
Delta Air Lines, Inc.*	3,056	33,463
Hawaiian Holdings, Inc.*	482	3,138
JetBlue Airways Corp.*	789	4,182
SkyWest, Inc.	252	1,646
Southwest Airlines Co.	867	7,994
Spirit Airlines, Inc.*	152	2,958
United Continental Holdings, Inc.*	1,078	26,228
US Airways Group, Inc.*(a)	686	9,144

Total Airlines		103,910

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*	534	5,602
BorgWarner, Inc.*	300	19,677
Cooper Tire & Rubber Co.	220	3,859
Dana Holding Corp.	208	2,664
Dorman Products, Inc.*	104	2,609
Federal-Mogul Corp.*	565	6,215
Gentex Corp.	146	3,047
Goodyear Tire & Rubber Co. (The)*	728	8,598
Johnson Controls, Inc.	2,012	55,753
Lear Corp.	601	22,676
Superior Industries International, Inc.	125	2,046
Tenneco, Inc.*	147	3,943
TRW Automotive Holdings Corp.*	1,044	38,377
Visteon Corp.*	324	12,150

Total Auto Components		187,216

Automobiles - 1.2%
Ford Motor Co.	22,802	218,671
General Motors Co.*	12,698	250,405
Harley-Davidson, Inc.	455	20,807
Thor Industries, Inc.	156	4,276

Total Automobiles		494,159

Beverages - 2.1%
Beam, Inc.	172	10,748
Boston Beer Co., Inc. (The) Class A*(a)	18	2,178
Brown-Forman Corp. Class B	278	26,924
Coca-Cola Bottling Co. Consolidated	49	3,150
Coca-Cola Co. (The)	5,208	407,214
Coca-Cola Enterprises, Inc.	1,008	28,264
Constellation Brands, Inc. Class A*	1,127	30,497
Dr. Pepper Snapple Group, Inc.	560	24,500
Molson Coors Brewing Co. Class B	618	25,715
Monster Beverage Corp.*	252	17,942
PepsiCo, Inc.	3,760	265,682

Total Beverages		842,814

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc.*	139	13,803
Amgen, Inc.	2,889	211,013
Biogen Idec, Inc.*	462	66,703
Celgene Corp.*	629	40,357
Cubist Pharmaceuticals, Inc.*	73	2,767
Emergent Biosolutions, Inc.*	107	1,621
Gilead Sciences, Inc.*	2,857	146,507
Momenta Pharmaceuticals, Inc.*	463	6,260
Myriad Genetics, Inc.*	234	5,562
PDL BioPharma, Inc.	1,414	9,375
United Therapeutics Corp.*	143	7,061

Total Biotechnology		511,029

Building Products - 0.1%
A.O. Smith Corp.	117	5,720
Armstrong World Industries, Inc.	63	3,097
Lennox International, Inc.	103	4,803
Owens Corning*	414	11,816
Simpson Manufacturing Co., Inc.	102	3,010

Total Building Products		28,446

Capital Markets - 2.3%
Affiliated Managers Group, Inc.*	66	7,224
American Capital Ltd.*	4,389	44,197
Ameriprise Financial, Inc.	1,033	53,985
Ares Capital Corp.	1,041	16,614
Artio Global Investors, Inc.	517	1,809
Bank of New York Mellon Corp. (The)	4,908	107,731
BlackRock Kelso Capital Corp.	395	3,855
BlackRock, Inc.	516	87,627
Charles Schwab Corp. (The)	2,956	38,221
Cohen & Steers, Inc.	74	2,554
E*TRADE Financial Corp.*	539	4,334
Eaton Vance Corp.	321	8,651
Federated Investors, Inc. Class B(a)	355	7,757
Fifth Street Finance Corp.	239	2,385

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    113

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Financial Engines, Inc.*(a)	88	$1,888
Franklin Resources, Inc.	711	78,914
GAMCO Investors, Inc. Class A	97	4,306
GFI Group, Inc.	439	1,563
Goldman Sachs Group, Inc. (The)	1,605	153,855
Greenhill & Co., Inc.	54	1,925
Janus Capital Group, Inc.	1,087	8,500
Jefferies Group, Inc.	698	9,067
Knight Capital Group, Inc. Class A*	354	4,227
Legg Mason, Inc.	300	7,911
Main Street Capital Corp.	103	2,493
Morgan Stanley	5,770	84,184
Northern Trust Corp.	585	26,922
Prospect Capital Corp.	429	4,886
Raymond James Financial, Inc.	404	13,833
SEI Investments Co.	504	10,025
Solar Capital Ltd.	146	3,250
State Street Corp.	1,605	71,647
Stifel Financial Corp.*	137	4,233
T. Rowe Price Group, Inc.	522	32,865
TD Ameritrade Holding Corp.	1,442	24,514
Triangle Capital Corp.	112	2,551
Waddell & Reed Financial, Inc. Class A	258	7,812

Total Capital Markets		948,315

Chemicals - 2.6%
Air Products & Chemicals, Inc.	557	44,967
Airgas, Inc.	157	13,190
Albemarle Corp.	309	18,429
Balchem Corp.	63	2,054
Cabot Corp.	165	6,715
Calgon Carbon Corp.*	135	1,920
Celanese Corp. Series A	512	17,725
CF Industries Holdings, Inc.	327	63,353
Cytec Industries, Inc.	131	7,682
Dow Chemical Co. (The)	4,187	131,890
E.I. du Pont de Nemours & Co.	2,950	149,182
Eastman Chemical Co.	550	27,703
Ecolab, Inc.	416	28,508
Ferro Corp.*	618	2,966
FMC Corp.	280	14,974
Georgia Gulf Corp.	154	3,953
H.B. Fuller Co.	233	7,153
Huntsman Corp.	634	8,204
Innophos Holdings, Inc.	45	2,541
Innospec, Inc.*	126	3,731
International Flavors & Fragrances, Inc.	232	12,714
Intrepid Potash, Inc.*	138	3,141
Koppers Holdings, Inc.	138	4,692
Kraton Performance Polymers, Inc.*	245	5,368
Kronos Worldwide, Inc.(a)	529	8,353
LSB Industries, Inc.*	92	2,844
Minerals Technologies, Inc.	47	2,998
Monsanto Co.	864	71,522
Mosaic Co. (The)	1,532	83,892
NewMarket Corp.	50	10,830
Olin Corp.	314	6,559
Omnova Solutions, Inc.*	729	5,497
PolyOne Corp.	529	7,237
PPG Industries, Inc.	518	54,970
Praxair, Inc.	552	60,019
Rockwood Holdings, Inc.	307	13,615
RPM International, Inc.	364	9,901
Scotts Miracle-Gro Co. (The) Class A	132	5,428
Sensient Technologies Corp.	140	5,142
Sherwin-Williams Co. (The)	228	30,176
Sigma-Aldrich Corp.	268	19,813
Solutia, Inc.	465	13,043
Stepan Co.	51	4,803
TPC Group, Inc.*	109	4,028
Valhi, Inc.	300	3,747
Valspar Corp.	266	13,962
W.R. Grace & Co.*	275	13,874
Westlake Chemical Corp.(a)	279	14,581

Total Chemicals		1,049,589

Commercial Bank - 3.6%
Associated Banc-Corp.	254	3,350
BancFirst Corp.	53	2,221
BancorpSouth, Inc.	237	3,441
Bank of Hawaii Corp.	157	7,214
Bank of the Ozarks, Inc.	160	4,813
BB&T Corp.	1,679	51,797
BOK Financial Corp.	208	12,106
Camden National Corp.	79	2,893
Cathay General Bancorp	204	3,368
CIT Group, Inc.*	420	14,969
City National Corp.	116	5,635
Comerica, Inc.	501	15,386
Commerce Bancshares, Inc.	279	10,574
Community Bank System, Inc.	117	3,173
Community Trust Bancorp, Inc.	79	2,646
Cullen/Frost Bankers, Inc.	150	8,624
CVB Financial Corp.	305	3,553
East West Bancorp, Inc.	358	8,399
Fifth Third Bancorp	2,856	38,270
First Citizens BancShares, Inc. Class A	30	5,000
First Financial Bancorp	176	2,812
First Financial Bankshares, Inc.	91	3,145
First Niagara Financial Group, Inc.	852	6,518
First Republic Bank*	362	12,163
FirstMerit Corp.	238	3,932
FNB Corp.	265	2,881
Fulton Financial Corp.	523	5,225
Glacier Bancorp, Inc.	181	2,804
Hancock Holding Co.	84	2,557
Huntington Bancshares, Inc.	2,788	17,843
Iberiabank Corp.	85	4,288
Independent Bank Corp.	71	2,074
International Bancshares Corp.	324	6,324
Investors Bancorp, Inc.*	214	3,229
KeyCorp	4,182	32,369
M&T Bank Corp.	395	32,615
National Penn Bancshares, Inc.	318	3,043
NBT Bancorp, Inc.	112	2,418
Old National Bancorp	220	2,642
Oriental Financial Group, Inc.	166	1,839
Pacific Capital Bancorp NA*	113	5,168
Park National Corp.	51	3,557
PNC Financial Services Group, Inc.	2,126	129,920
Prosperity Bancshares, Inc.	124	5,212
Regions Financial Corp.	1,449	9,781
Republic Bancorp, Inc. Class A	204	4,539
S&T Bancorp, Inc.	87	1,607
Signature Bank*	79	4,817
Simmons First National Corp. Class A	88	2,046
SunTrust Banks, Inc.	1,061	25,708
Susquehanna Bancshares, Inc.	234	2,410
SVB Financial Group*	152	8,925
TCF Financial Corp.	465	5,338
Texas Capital Bancshares, Inc.*	85	3,433
Tompkins Financial Corp.	71	2,675

See Notes to Schedule of Investments.

114    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Trustmark Corp.	182	$4,455
U.S. Bancorp	6,127	197,044
UMB Financial Corp.	86	4,406
Umpqua Holdings Corp.	222	2,922
United Bankshares, Inc.(a)	118	3,054
Valley National Bancorp	469	4,971
Webster Financial Corp.	222	4,809
Wells Fargo & Co.	20,739	693,512
Westamerica Bancorp.	67	3,162

Total Commercial Banks		1,491,624

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	154	3,012
ACCO Brands Corp.*	93	962
Avery Dennison Corp.	377	10,307
Brink’s Co. (The)	185	4,288
Cintas Corp.	336	12,973
Clean Harbors, Inc.*	78	4,401
Consolidated Graphics, Inc.*	53	1,540
Copart, Inc.*	302	7,154
Corrections Corp. of America	311	9,159
Covanta Holding Corp.	260	4,459
Deluxe Corp.	322	8,031
Encore Capital Group, Inc.*	113	3,347
Ennis, Inc.	208	3,199
Geo Group, Inc. (The)*	102	2,317
Herman Miller, Inc.	158	2,926
HNI Corp.	105	2,704
Iron Mountain, Inc.	325	10,712
KAR Auction Services, Inc.*	151	2,596
Knoll, Inc.	208	2,791
McGrath Rentcorp	56	1,484
Mine Safety Appliances Co.	112	4,507
NL Industries, Inc.	165	2,058
Pitney Bowes, Inc.(a)	822	12,305
Portfolio Recovery Associates, Inc.*	46	4,198
R.R. Donnelley & Sons Co.(a)	516	6,073
Republic Services, Inc.	734	19,422
Rollins, Inc.	192	4,295
Stericycle, Inc.*	114	10,450
SYKES Enterprises, Inc.*	180	2,873
Tetra Tech, Inc.*	136	3,547
UniFirst Corp.	91	5,801
United Stationers, Inc.	167	4,501
Waste Connections, Inc.	223	6,672
Waste Management, Inc.	1,184	39,546

Total Commercial Services & Supplies		224,610

Communications Equipment - 1.3%
ADTRAN, Inc.	243	7,336
Arris Group, Inc.*	371	5,161
Aruba Networks, Inc.*(a)	107	1,610
Black Box Corp.	83	2,382
Brocade Communications Systems, Inc.*	730	3,599
Cisco Systems, Inc.	13,674	234,782
Comtech Telecommunications Corp.	79	2,258
EchoStar Corp. Class A*	293	7,741
F5 Networks, Inc.*	82	8,164
Finisar Corp.*	189	2,827
Harris Corp.	556	23,269
InterDigital, Inc.	115	3,394
JDS Uniphase Corp.*	209	2,299
Juniper Networks, Inc.*	981	16,000
Loral Space & Communications, Inc.	232	15,625
Motorola Solutions, Inc.	562	27,038
NETGEAR, Inc.*	86	2,968
Plantronics, Inc.	125	4,175
Polycom, Inc.*	248	2,609
QUALCOMM, Inc.	2,930	163,142
Westell Technologies, Inc. Class A*	1,184	2,818

Total Communications Equipment		539,197

Computers & Peripherals - 4.9%
Apple, Inc.*	2,534	1,479,856
Dell, Inc.*	8,776	109,876
Diebold, Inc.	164	6,053
EMC Corp.*	3,693	94,652
Hewlett-Packard Co.	9,802	197,118
Lexmark International, Inc. Class A	436	11,589
NCR Corp.*	455	10,342
NetApp, Inc.*	632	20,110
QLogic Corp.*	386	5,284
SanDisk Corp.*	942	34,364
Synaptics, Inc.*(a)	116	3,321
Western Digital Corp.*	1,130	34,443

Total Computers & Peripherals		2,007,008

Construction & Engineering - 0.2%
AECOM Technology Corp.*	438	7,205
EMCOR Group, Inc.	175	4,868
Fluor Corp.	426	21,019
Jacobs Engineering Group, Inc.*	301	11,396
KBR, Inc.	684	16,902
MasTec, Inc.*	292	4,392
Primoris Services Corp.	156	1,872
Quanta Services, Inc.*	269	6,475
Tutor Perini Corp.*	250	3,167
URS Corp.	335	11,685

Total Construction & Engineering		88,981

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	67	5,281

Consumer Finance - 1.3%
American Express Co.	3,319	193,199
Capital One Financial Corp.	3,015	164,800
Cash America International, Inc.	129	5,681
Credit Acceptance Corp.*	101	8,527
DFC Global Corp.*	177	3,262
Discover Financial Services	3,260	112,731
Ezcorp, Inc. Class A*	151	3,543
First Cash Financial Services, Inc.*	73	2,932
Green Dot Corp. Class A*(a)	58	1,283
Nelnet, Inc. Class A	382	8,786
SLM Corp.	1,888	29,661
World Acceptance Corp.*	70	4,606

Total Consumer Finance		539,011

Containers & Packaging - 0.3%
Aptargroup, Inc.	151	7,709
Ball Corp.	565	23,193
Bemis Co., Inc.	219	6,863
Boise, Inc.	746	4,909
Crown Holdings, Inc.*	439	15,141
Graphic Packaging Holding Co.*	947	5,208
Greif, Inc. Class A	185	7,585
Owens-Illinois, Inc.*	371	7,112
Packaging Corp. of America	369	10,421
Rock-Tenn Co. Class A	129	7,037
Sealed Air Corp.	583	9,002
Silgan Holdings, Inc.	183	7,812
Sonoco Products Co.	267	8,050

Total Containers & Packaging		120,042

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    115

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Distributors - 0.1%
Core-Mark Holding Co., Inc.	53	$2,551
Genuine Parts Co.	393	23,678
LKQ Corp.*	284	9,486
Pool Corp.	169	6,838

Total Distributors		42,553

Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*	618	22,365
Bridgepoint Education, Inc.*(a)	311	6,780
Capella Education Co.*	67	2,329
Career Education Corp.*	1,066	7,132
Coinstar, Inc.*	86	5,905
DeVry, Inc.	335	10,375
Education Management Corp.*(a)	422	2,933
H&R Block, Inc.	1,117	17,850
Hillenbrand, Inc.	232	4,264
ITT Educational Services, Inc.*(a)	279	16,949
Lincoln Educational Services Corp.	329	2,139
Matthews International Corp. Class A	82	2,664
Regis Corp.	238	4,274
Service Corp. International	658	8,139
Sotheby’s	232	7,740
Strayer Education, Inc.(a)	48	5,233
Weight Watchers International, Inc.	193	9,951

Total Diversified Consumer Services		137,022

Diversified Financial Services - 3.7%
Bank of America Corp.	15,972	130,651
CBOE Holdings, Inc.	285	7,889
Citigroup, Inc.	15,314	419,757
CME Group, Inc.	188	50,405
Gain Capital Holdings, Inc.	431	2,151
Interactive Brokers Group, Inc. Class A	139	2,046
IntercontinentalExchange, Inc.*	159	21,621
JPMorgan Chase & Co.	21,946	784,131
Leucadia National Corp.	1,950	41,476
Moody’s Corp.	747	27,303
MSCI, Inc. Class A*	171	5,817
NASDAQ OMX Group, Inc. (The)	732	16,594
NYSE Euronext	947	24,224

Total Diversified Financial Services		1,534,065

Diversified Telecommunication Services - 2.5%
AboveNet, Inc.*	74	6,216
AT&T, Inc.	16,543	589,923
CenturyLink, Inc.	781	30,842
Cincinnati Bell, Inc.*	761	2,831
Frontier Communications Corp.(a)	1,150	4,404
tw telecom, inc.*	227	5,825
Verizon Communications, Inc.	8,432	374,718
Windstream Corp.	997	9,631

Total Diversified Telecommunication Services		1,024,390

Electric Utilities - 1.8%
ALLETE, Inc.	116	4,849
American Electric Power Co., Inc.	853	34,035
Cleco Corp.	227	9,495
Duke Energy Corp.	3,410	78,635
Edison International	1,057	48,833
El Paso Electric Co.	137	4,543
Empire District Electric Co. (The)	112	2,363
Entergy Corp.	771	52,343
Exelon Corp.	2,521	94,840
FirstEnergy Corp.	975	47,960
Great Plains Energy, Inc.	390	8,350
Hawaiian Electric Industries, Inc.	216	6,160
IDACORP, Inc.	135	5,681
ITC Holdings Corp.	97	6,684
MGE Energy, Inc.	85	4,021
NextEra Energy, Inc.	1,117	76,861
Northeast Utilities	897	34,813
NV Energy, Inc.	669	11,761
Pepco Holdings, Inc.	541	10,587
Pinnacle West Capital Corp.	291	15,056
Portland General Electric Co.	186	4,959
PPL Corp.	1,696	47,166
Progress Energy, Inc.	626	37,666
Southern Co. (The)	1,853	85,794
UIL Holdings Corp.	87	3,120
UniSource Energy Corp.	148	5,685
Westar Energy, Inc.	311	9,314

Total Electric Utilities		751,574

Electrical Equipment - 0.5%
Acuity Brands, Inc.	46	2,342
AMETEK, Inc.	352	17,568
AZZ, Inc.	33	2,022
Babcock & Wilcox Co. (The)*	240	5,880
Belden, Inc.	113	3,769
Brady Corp. Class A	209	5,750
Emerson Electric Co.	1,809	84,263
EnerSys*	244	8,557
Franklin Electric Co., Inc.	54	2,761
Generac Holdings, Inc.*	90	2,165
General Cable Corp.*	176	4,565
Global Power Equipment Group, Inc.	102	2,228
GrafTech International Ltd.*	438	4,227
Hubbell, Inc. Class B	164	12,782
II-VI, Inc.*	294	4,901
Polypore International, Inc.*(a)	70	2,827
Powell Industries, Inc.*	56	2,092
Regal-Beloit Corp.	140	8,716
Rockwell Automation, Inc.	328	21,668
Roper Industries, Inc.	194	19,125

Total Electrical Equipment		218,208

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	443	24,330
Anixter International, Inc.	115	6,101
Arrow Electronics, Inc.*	631	20,703
Avnet, Inc.*	822	25,367
AVX Corp.	626	6,692
Benchmark Electronics, Inc.*	273	3,808
Cognex Corp.	75	2,374
Coherent, Inc.*	64	2,771
Corning, Inc.	8,361	108,108
Dolby Laboratories, Inc. Class A*	341	14,083
FEI Co.*	90	4,306
FLIR Systems, Inc.	391	7,624
Ingram Micro, Inc. Class A*	586	10,237
Insight Enterprises, Inc.*	348	5,857
IPG Photonics Corp.*(a)	103	4,490
Jabil Circuit, Inc.	735	14,943
Kemet Corp.*	478	2,873
Littelfuse, Inc.	91	5,177
Molex, Inc.	472	11,300
MTS Systems Corp.	99	3,816
Multi-Fineline Electronix, Inc.*	123	3,031
National Instruments Corp.	185	4,969
Newport Corp.*	174	2,091
Plexus Corp.*	208	5,866

See Notes to Schedule of Investments.

116    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Power-One, Inc.*	1,364	$6,165
Rofin-Sinar Technologies, Inc.*	136	2,574
Sanmina-SCI Corp.*	455	3,726
Scansource, Inc.*	150	4,596
SYNNEX Corp.*	169	5,829
Tech Data Corp.*	187	9,008
Trimble Navigation Ltd.*	87	4,003
TTM Technologies, Inc.*	223	2,098
Vishay Intertechnology, Inc.*	1,465	13,815

Total Electronic Equipment, Instruments & Components		352,731

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc.*	310	11,730
Baker Hughes, Inc.	1,283	52,731
Bristow Group, Inc.	124	5,043
Cameron International Corp.*	471	20,116
CARBO Ceramics, Inc.(a)	45	3,453
Diamond Offshore Drilling, Inc.(a)	692	40,918
Dresser-Rand Group, Inc.*	86	3,831
Dril-Quip, Inc.*	61	4,001
FMC Technologies, Inc.*	326	12,789
Gulfmark Offshore, Inc. Class A*	71	2,417
Halliburton Co.	3,036	86,192
Helix Energy Solutions Group, Inc.*	153	2,511
Helmerich & Payne, Inc.	266	11,566
Lufkin Industries, Inc.	29	1,575
National Oilwell Varco, Inc.	1,075	69,273
Newpark Resources*	328	1,935
Oceaneering International, Inc.	206	9,859
Oil States International, Inc.*	114	7,547
Patterson-UTI Energy, Inc.	546	7,950
RPC, Inc.(a)	820	9,750
SEACOR Holdings, Inc.*	29	2,592
Superior Energy Services, Inc.*	322	6,514
Tidewater, Inc.	87	4,033
Unit Corp.*	132	4,870

Total Energy Equipment & Services		383,196

Food & Staples Retailing - 2.9%
Andersons, Inc. (The)	81	3,455
Casey’s General Stores, Inc.	92	5,427
Costco Wholesale Corp.	692	65,740
CVS Caremark Corp.	3,704	173,088
Harris Teeter Supermarkets, Inc.	130	5,329
Ingles Markets, Inc. Class A	148	2,372
Kroger Co. (The)	1,923	44,594
Pantry, Inc. (The)*	52	764
PriceSmart, Inc.	62	4,186
Safeway, Inc.	1,069	19,402
Spartan Stores, Inc.	63	1,142
SUPERVALU, Inc.(a)	804	4,165
Sysco Corp.	1,580	47,100
United Natural Foods, Inc.*	117	6,419
Walgreen Co.	2,700	79,866
Wal-Mart Stores, Inc.	10,259	715,258
Weis Markets, Inc.	66	2,938
Whole Foods Market, Inc.	224	21,352

Total Food & Staples Retailing		1,202,597

Food Products - 1.6%
Archer-Daniels-Midland Co.	2,898	85,549
B&G Foods, Inc.	90	2,394
Cal-Maine Foods, Inc.	98	3,832
Campbell Soup Co.	970	32,379
Chiquita Brands International, Inc.*	175	875
ConAgra Foods, Inc.	1,068	27,693
Darling International, Inc.*	573	9,449
Dean Foods Co.*	371	6,318
Diamond Foods, Inc.(a)	64	1,142
Flowers Foods, Inc.	276	6,411
General Mills, Inc.	1,623	62,550
Green Mountain Coffee Roasters, Inc.*(a)	121	2,635
H.J. Heinz Co.	697	37,903
Hershey Co. (The)	438	31,549
Hillshire Brands Co.	107	3,102
Hormel Foods Corp.	658	20,016
Ingredion, Inc.	228	11,291
J&J Snack Foods Corp.	37	2,187
J.M. Smucker Co. (The)	261	19,711
Kellogg Co.	935	46,124
Kraft Foods, Inc. Class A	3,516	135,788
Lancaster Colony Corp.	89	6,338
McCormick & Co., Inc.	330	20,014
Mead Johnson Nutrition Co.	275	22,140
Seneca Foods Corp. Class A*	75	2,018
Smithfield Foods, Inc.*	641	13,865
TreeHouse Foods, Inc.*	73	4,547
Tyson Foods, Inc. Class A	1,516	28,546

Total Food Products		646,366

Gas Utilities - 0.2%
AGL Resources, Inc.	252	9,765
Atmos Energy Corp.	283	9,925
Laclede Group, Inc. (The)	66	2,627
National Fuel Gas Co.	121	5,684
New Jersey Resources Corp.	90	3,925
Northwest Natural Gas Co.	74	3,522
ONEOK, Inc.	402	17,009
Piedmont Natural Gas Co., Inc.	165	5,311
Questar Corp.	471	9,825
South Jersey Industries, Inc.	98	4,995
Southwest Gas Corp.	129	5,631
UGI Corp.	334	9,830
WGL Holdings, Inc.	141	5,605

Total Gas Utilities		93,654

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*	146	4,885
Baxter International, Inc.	1,722	91,524
Becton Dickinson and Co.	640	47,840
Boston Scientific Corp.*	4,634	26,275
C.R. Bard, Inc.	245	26,323
CareFusion Corp.*	457	11,736
Conceptus, Inc.*	219	4,341
CONMED Corp.	102	2,822
Cooper Cos., Inc. (The)	109	8,694
Cyberonics, Inc.*	75	3,371
DENTSPLY International, Inc.	330	12,477
Edwards Lifesciences Corp.*	108	11,156
Gen-Probe, Inc.*	47	3,863
Greatbatch, Inc.*	85	1,930
Haemonetics Corp.*	49	3,631
Hill-Rom Holdings, Inc.	154	4,751
Hologic, Inc.*	194	3,500
IDEXX Laboratories, Inc.*	89	8,556
Intuitive Surgical, Inc.*	46	25,474
Masimo Corp.*	131	2,932
Medtronic, Inc.	3,450	133,619
NuVasive, Inc.*	216	5,478
ResMed, Inc.*	257	8,018
Sirona Dental Systems, Inc.*	92	4,141

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    117

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
St. Jude Medical, Inc.	1,007	$40,189
STERIS Corp.	169	5,302
Stryker Corp.	991	54,604
Teleflex, Inc.	91	5,543
Thoratec Corp.*	73	2,451
Varian Medical Systems, Inc.*	248	15,071
West Pharmaceutical Services, Inc.	82	4,140
Zimmer Holdings, Inc.	645	41,512

Total Health Care Equipment & Supplies		626,149

Health Care Providers & Services - 2.7%
Aetna, Inc.	1,797	69,670
Amedisys, Inc.*	236	2,938
AMERIGROUP Corp.*	200	13,182
AmerisourceBergen Corp.	778	30,614
Amsurg Corp.*	113	3,388
Cardinal Health, Inc.	867	36,414
Catalyst Health Solutions, Inc.*	65	6,074
Centene Corp.*	125	3,770
Chemed Corp.	83	5,017
Cigna Corp.	1,283	56,452
Community Health Systems, Inc.*	657	18,416
Coventry Health Care, Inc.	680	21,617
DaVita, Inc.*	226	22,195
Ensign Group, Inc. (The)	113	3,195
Express Scripts Holding Co.*	1,929	107,696
Five Star Quality Care, Inc.*	1,163	3,570
Hanger Orthopedic Group, Inc.*	106	2,718
HCA Holdings, Inc.	1,263	38,433
Health Management Associates, Inc. Class A*	1,088	8,541
Health Net, Inc.*	341	8,276
Healthways, Inc.*	223	1,780
Henry Schein, Inc.*	235	18,445
Humana, Inc.	668	51,730
Kindred Healthcare, Inc.*	197	1,937
Laboratory Corp. of America Holdings*	259	23,986
Landauer, Inc.	19	1,089
LifePoint Hospitals, Inc.*	231	9,466
Lincare Holdings, Inc.	305	10,376
Magellan Health Services, Inc.*	107	4,850
McKesson Corp.	681	63,844
Mednax, Inc.*	150	10,281
Molina Healthcare, Inc.*	228	5,349
National Healthcare Corp.	34	1,538
Omnicare, Inc.	209	6,527
Owens & Minor, Inc.	156	4,778
Patterson Cos., Inc.	352	12,133
PSS World Medical, Inc.*	138	2,897
Quest Diagnostics, Inc.	483	28,932
Select Medical Holdings Corp.*	585	5,914
Team Health Holdings, Inc.*	120	2,891
Tenet Healthcare Corp.*	1,415	7,415
Triple-S Management Corp. Class B*	186	3,400
UnitedHealth Group, Inc.	4,096	239,616
Universal American Corp.*	495	5,212
Universal Health Services, Inc. Class B	340	14,674
VCA Antech, Inc.*	233	5,121
WellCare Health Plans, Inc.*	138	7,314
WellPoint, Inc.	1,699	108,379

Total Health Care Providers & Services		1,122,050

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	117	1,279
Cerner Corp.*	209	17,276
Quality Systems, Inc.	69	1,898

Total Health Care Technology		20,453

Hotels, Restaurants & Leisure - 1.4%
Ameristar Casinos, Inc.	96	1,706
Bally Technologies, Inc.*	117	5,459
Bob Evans Farms, Inc.	124	4,985
Bravo Brio Restaurant Group, Inc.*	150	2,674
Brinker International, Inc.	268	8,541
Buffalo Wild Wings, Inc.*	32	2,772
CEC Entertainment, Inc.	106	3,855
Cheesecake Factory, Inc. (The)*	88	2,812
Chipotle Mexican Grill, Inc.*	24	9,119
Choice Hotels International, Inc.	137	5,470
Churchill Downs, Inc.	41	2,410
Cracker Barrel Old Country Store, Inc.	117	7,348
Darden Restaurants, Inc.	379	19,189
Domino’s Pizza, Inc.	181	5,595
Einstein Noah Restaurant Group, Inc.	107	1,879
Hyatt Hotels Corp. Class A*	73	2,713
International Game Technology	664	10,458
International Speedway Corp. Class A	150	3,927
Interval Leisure Group, Inc.	154	2,928
Jack In The Box, Inc.*	181	5,046
Las Vegas Sands Corp.	951	41,359
Life Time Fitness, Inc.*	98	4,558
Marriott International, Inc. Class A	319	12,505
McDonald’s Corp.	2,145	189,897
Panera Bread Co. Class A*	50	6,972
Papa John’s International, Inc.*	107	5,090
Penn National Gaming, Inc.*	147	6,555
Sonic Corp.*	199	1,994
Speedway Motorsports, Inc.	85	1,437
Starbucks Corp.	1,127	60,092
Starwood Hotels & Resorts Worldwide, Inc.	347	18,405
Texas Roadhouse, Inc.	147	2,709
Vail Resorts, Inc.	28	1,402
WMS Industries, Inc.*	107	2,135
Wyndham Worldwide Corp.	499	26,317
Wynn Resorts Ltd.	166	17,218
Yum! Brands, Inc.	849	54,693

Total Hotels, Restaurants & Leisure		562,224

Household Durables - 0.3%
American Greetings Corp. Class A	254	3,714
Blyth, Inc.	70	2,419
D.R. Horton, Inc.	389	7,150
Harman International Industries, Inc.	135	5,346
Jarden Corp.	271	11,387
La-Z-Boy, Inc.*	234	2,876
Leggett & Platt, Inc.	311	6,571
Lennar Corp. Class A(a)	168	5,193
Mohawk Industries, Inc.*	120	8,380
Newell Rubbermaid, Inc.	965	17,505
NVR, Inc.*	12	10,200
Tempur-Pedic International, Inc.*	164	3,836
Toll Brothers, Inc.*	169	5,024
Tupperware Brands Corp.	184	10,076
Whirlpool Corp.	524	32,048

Total Household Durables		131,725

Household Products - 1.6%
Central Garden and Pet Co. Class A*	279	3,038
Church & Dwight Co., Inc.	304	16,863
Clorox Co. (The)	324	23,477
Colgate-Palmolive Co.	1,031	107,327
Energizer Holdings, Inc.*	151	11,363
Kimberly-Clark Corp.	1,016	85,110
Procter & Gamble Co. (The)	6,702	410,498

See Notes to Schedule of Investments.

118    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
WD-40 Co.	44	$2,192

Total Household Products		659,868

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)*	593	7,608
NRG Energy, Inc.*	710	12,326
Ormat Technologies, Inc.(a)	84	1,797

Total Independent Power Producers & Energy Traders		21,731

Industrial Conglomerates - 1.9%
3M Co.	2,011	180,186
Carlisle Cos., Inc.	138	7,317
Danaher Corp.	1,561	81,297
General Electric Co.	24,634	513,372
Raven Industries, Inc.	33	2,296
Seaboard Corp.*	5	10,665

Total Industrial Conglomerates		795,133

Insurance - 4.0%
Aflac, Inc.	2,574	109,627
Alleghany Corp.*	18	6,115
Allstate Corp. (The)	767	26,914
American Equity Investment Life Holding Co.	259	2,852
American Financial Group, Inc.	398	15,613
American National Insurance Co.	71	5,060
AMERISAFE, Inc.*	120	3,114
AmTrust Financial Services, Inc.	295	8,764
Arthur J. Gallagher & Co.	200	7,014
Assurant, Inc.	493	17,176
Berkshire Hathaway, Inc. Class B*	5,549	462,398
Brown & Brown, Inc.	318	8,672
Chubb Corp. (The)	985	71,728
Cincinnati Financial Corp.	159	6,053
CNA Financial Corp.	1,002	27,775
CNO Financial Group, Inc.	2,467	19,243
Crawford & Co. Class B	399	1,632
Employers Holdings, Inc.	158	2,850
Erie Indemnity Co. Class A	105	7,519
FBL Financial Group, Inc. Class A	185	5,182
Fidelity National Financial, Inc. Class A	797	15,350
First American Financial Corp.	447	7,581
Genworth Financial, Inc. Class A*	338	1,913
Hanover Insurance Group, Inc. (The)	57	2,230
Hartford Financial Services Group, Inc.	2,274	40,091
HCC Insurance Holdings, Inc.	394	12,372
Horace Mann Educators Corp.	202	3,531
Infinity Property & Casualty Corp.	64	3,691
Kemper Corp.	141	4,336
Lincoln National Corp.	2,250	49,207
Loews Corp.	1,293	52,897
Markel Corp.*	21	9,276
Marsh & McLennan Cos., Inc.	950	30,618
Meadowbrook Insurance Group, Inc.	184	1,617
Mercury General Corp.	136	5,667
MetLife, Inc.	4,862	149,993
National Western Life Insurance Co. Class A	24	3,406
Navigators Group, Inc. (The)*	41	2,052
Phoenix Cos., Inc. (The)*	1,461	2,703
Primerica, Inc.	374	9,997
Principal Financial Group, Inc.	1,286	33,732
ProAssurance Corp.	126	11,225
Progressive Corp. (The)	2,032	42,327
Protective Life Corp.	546	16,058
Prudential Financial, Inc.	2,395	115,990
Reinsurance Group of America, Inc.	430	22,880
RLI Corp.	95	6,479
Safety Insurance Group, Inc.	79	3,211
Selective Insurance Group, Inc.	105	1,828
StanCorp Financial Group, Inc.	227	8,435
Symetra Financial Corp.	603	7,610
Torchmark Corp.	476	24,062
Tower Group, Inc.	123	2,567
Travelers Cos., Inc. (The)	1,274	81,332
Universal Insurance Holdings, Inc.	929	3,168
Unum Group	1,707	32,655
W.R. Berkley Corp.	467	18,176

Total Insurance		1,655,564

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	181	41,331
Expedia, Inc.	339	16,296
HSN, Inc.	83	3,349
Liberty Interactive Corp. Class A*	1,235	21,971
Netflix, Inc.*(a)	112	7,669
priceline.com, Inc.*	78	51,832
TripAdvisor, Inc.*	339	15,150

Total Internet & Catalog Retail		157,598

Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	250	7,937
Ancestry.com, Inc.*(a)	103	2,836
AOL, Inc.*	156	4,380
Digital River, Inc.*	129	2,144
Earthlink, Inc.	552	4,107
eBay, Inc.*	2,359	99,102
Equinix, Inc.*	16	2,810
Google, Inc. Class A*	609	353,263
IAC/InterActiveCorp	91	4,150
j2 Global, Inc.	114	3,012
Keynote Systems, Inc.	101	1,500
Rackspace Hosting, Inc.*	48	2,109
United Online, Inc.	413	1,743
ValueClick, Inc.*	341	5,589
VeriSign, Inc.*	88	3,834
WebMD Health Corp.*	54	1,107
Yahoo!, Inc.*	2,611	41,332

Total Internet Software & Services		540,955

IT Services - 3.1%
Acxiom Corp.*	133	2,010
Alliance Data Systems Corp.*	123	16,605
Automatic Data Processing, Inc.	954	53,100
Booz Allen Hamilton Holding Corp.	311	4,752
Broadridge Financial Solutions, Inc.	337	7,168
CACI International, Inc. Class A*	86	4,732
Cardtronics, Inc.*	101	3,051
Cognizant Technology Solutions Corp. Class A*	478	28,680
Computer Sciences Corp.	1,089	27,029
Convergys Corp.	300	4,431
CoreLogic, Inc.*	106	1,941
CSG Systems International, Inc.*	169	2,920
DST Systems, Inc.	209	11,351
Euronet Worldwide, Inc.*	81	1,387
Fidelity National Information Services, Inc.	701	23,890
Fiserv, Inc.*	314	22,677
FleetCor Technologies, Inc.*	134	4,695
Gartner, Inc.*	156	6,716
Global Payments, Inc.	192	8,300
International Business Machines Corp.	2,994	585,566
Jack Henry & Associates, Inc.	216	7,456

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    119

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Lender Processing Services, Inc.	362	$9,151
ManTech International Corp. Class A	160	3,755
Mastercard, Inc. Class A	253	108,818
MAXIMUS, Inc.	102	5,278
NeuStar, Inc. Class A*	205	6,847
Paychex, Inc.	743	23,338
SAIC, Inc.	1,525	18,483
Sapient Corp.	368	3,706
Syntel, Inc.	138	8,377
TeleTech Holdings, Inc.*	294	4,704
Teradata Corp.*	255	18,363
Total System Services, Inc.	504	12,061
Unisys Corp.*	297	5,806
VeriFone Systems, Inc.*	104	3,441
Visa, Inc. Class A	1,465	181,118
Western Union Co. (The)	2,041	34,370
Wright Express Corp.*	79	4,876

Total IT Services		1,280,949

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	393	13,311
Mattel, Inc.	997	32,343
Polaris Industries, Inc.	150	10,722

Total Leisure Equipment & Products		56,376

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,066	41,830
Bio-Rad Laboratories, Inc. Class A*	73	7,301
Bruker Corp.*	307	4,086
Charles River Laboratories International, Inc.*	104	3,407
Covance, Inc.*	136	6,508
Illumina, Inc.*	114	4,604
Life Technologies Corp.*	336	15,117
Mettler-Toledo International, Inc.*	54	8,416
PAREXEL International Corp.*	132	3,726
PerkinElmer, Inc.	339	8,746
Techne Corp.	82	6,084
Thermo Fisher Scientific, Inc.	823	42,722
Waters Corp.*	206	16,371

Total Life Sciences Tools & Services		168,918

Machinery - 2.2%
Actuant Corp. Class A	266	7,225
AGCO Corp.*	324	14,817
Albany International Corp. Class A	96	1,796
Astec Industries, Inc.*	90	2,761
Barnes Group, Inc.	169	4,105
Blount International, Inc.*	148	2,168
Briggs & Stratton Corp.	170	2,973
Caterpillar, Inc.	1,968	167,103
Chart Industries, Inc.*	28	1,925
CLARCOR, Inc.	117	5,635
Crane Co.	121	4,402
Cummins, Inc.	646	62,604
Deere & Co.	1,337	108,123
Donaldson Co., Inc.	282	9,410
Dover Corp.	560	30,022
Eaton Corp.	1,150	45,575
EnPro Industries, Inc.*	89	3,326
ESCO Technologies, Inc.	66	2,405
Flowserve Corp.	148	16,983
Gardner Denver, Inc.	118	6,243
Graco, Inc.	152	7,004
Harsco Corp.	130	2,649
IDEX Corp.	249	9,706
Illinois Tool Works, Inc.	1,571	83,090
ITT Corp.	1,070	18,832
John Bean Technologies Corp.	99	1,343
Joy Global, Inc.	285	16,168
Kaydon Corp.	97	2,075
Kennametal, Inc.	238	7,890
Lincoln Electric Holdings, Inc.	183	8,014
Meritor, Inc.*	494	2,579
Middleby Corp.*	45	4,482
Mueller Industries, Inc.	112	4,770
NACCO Industries, Inc. Class A	49	5,696
Nordson Corp.	171	8,771
Oshkosh Corp.*	601	12,591
PACCAR, Inc.	783	30,686
Pall Corp.	236	12,935
Parker Hannifin Corp.	531	40,823
Pentair, Inc.	216	8,269
Robbins & Myers, Inc.	90	3,764
Sauer-Danfoss, Inc.	297	10,374
Snap-On, Inc.	189	11,765
SPX Corp.	119	7,773
Stanley Black & Decker, Inc.	330	21,239
Timken Co. (The)	402	18,408
Toro Co. (The)	86	6,303
Trimas Corp.*	119	2,392
Trinity Industries, Inc.	170	4,247
Valmont Industries, Inc.	79	9,557
WABCO Holdings, Inc.*	279	14,767
Wabtec Corp.	116	9,049
Watts Water Technologies, Inc. Class A	119	3,967
Woodward, Inc.	146	5,758

Total Machinery		917,337

Marine - 0.0%
International Shipholding Corp.	92	1,735
Kirby Corp.*	115	5,414

Total Marine		7,149

Media - 3.3%
AMC Networks, Inc. Class A*	78	2,773
Arbitron, Inc.	62	2,170
Belo Corp. Class A	456	2,937
Cablevision Systems Corp. Class A	627	8,333
CBS Corp. Class B	1,811	59,365
Cinemark Holdings, Inc.	382	8,729
Comcast Corp. Class A	5,495	175,675
Cumulus Media, Inc. Class A*	683	2,056
DIRECTV Class A*	1,995	97,396
Discovery Communications, Inc. Class C*	871	43,628
DISH Network Corp. Class A	1,989	56,786
DreamWorks Animation SKG, Inc. Class A*(a)	268	5,108
Entercom Communications Corp. Class A*	464	2,793
Gannett Co., Inc.	1,434	21,123
Harte-Hanks, Inc.	440	4,022
Interpublic Group of Cos., Inc. (The)	1,511	16,394
John Wiley & Sons, Inc. Class A	148	7,251
Madison Square Garden, Inc. Class A*	81	3,033
McGraw-Hill Cos., Inc. (The)	790	35,550
Meredith Corp.(a)	186	5,941
Morningstar, Inc.	70	4,049
News Corp. Class A	6,984	155,673
Omnicom Group, Inc.	718	34,895
Regal Entertainment Group Class A(a)	267	3,674
Scholastic Corp.	157	4,421
Scripps Networks Interactive, Inc. Class A	404	22,971
Sinclair Broadcast Group, Inc. Class A	300	2,718
Sirius XM Radio, Inc.*(a)	5,013	9,274

See Notes to Schedule of Investments.

120    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Time Warner Cable, Inc.	872	$71,591
Time Warner, Inc.	3,227	124,239
Valassis Communications, Inc.*(a)	192	4,176
Viacom, Inc. Class B	1,955	91,924
Virgin Media, Inc.(a)	164	4,000
Walt Disney Co. (The)	5,115	248,077
Washington Post Co. (The) Class B(a)	21	7,850
World Wrestling Entertainment, Inc. Class A	216	1,689

Total Media		1,352,284

Metals & Mining - 1.3%
Alcoa, Inc.	3,898	34,108
Allegheny Technologies, Inc.	176	5,613
AMCOL International Corp.	101	2,859
Carpenter Technology Corp.	75	3,588
Century Aluminum Co.*	286	2,096
Cliffs Natural Resources, Inc.	1,004	49,487
Coeur d’Alene Mines Corp.*	98	1,721
Compass Minerals International, Inc.	78	5,950
Freeport-McMoRan Copper & Gold, Inc.	5,241	178,561
Globe Specialty Metals, Inc.	215	2,887
Hecla Mining Co.	657	3,121
Materion Corp.	87	2,004
Metals USA Holdings Corp.*	188	2,991
Molycorp, Inc.*(a)	92	1,983
Newmont Mining Corp.	1,425	69,127
Noranda Aluminum Holding Corp.	694	5,524
Nucor Corp.	545	20,655
Reliance Steel & Aluminum Co.	248	12,524
Royal Gold, Inc.	36	2,822
Schnitzer Steel Industries, Inc. Class A	91	2,550
Southern Copper Corp.	2,773	87,377
Steel Dynamics, Inc.	711	8,354
Stillwater Mining Co.*	443	3,783
Titanium Metals Corp.	291	3,291
Walter Energy, Inc.	201	8,876
Worthington Industries, Inc.	263	5,384

Total Metals & Mining		527,236

Multiline Retail - 0.9%
Big Lots, Inc.*	249	10,157
Dillard’s, Inc. Class A	177	11,271
Dollar General Corp.*	654	35,571
Dollar Tree, Inc.*	456	24,533
Family Dollar Stores, Inc.	274	18,216
J.C. Penney Co., Inc.(a)	331	7,716
Kohl’s Corp.	920	41,851
Macy’s, Inc.	1,391	47,781
Nordstrom, Inc.	547	27,180
Saks, Inc.*(a)	273	2,907
Target Corp.	2,122	123,479

Total Multiline Retail		350,662

Multi-Utilities - 1.3%
Alliant Energy Corp.	292	13,306
Ameren Corp.	701	23,512
Avista Corp.	171	4,566
Black Hills Corp.	73	2,348
CenterPoint Energy, Inc.	1,585	32,762
CH Energy Group, Inc.	71	4,664
CMS Energy Corp.	866	20,351
Consolidated Edison, Inc.	737	45,834
Dominion Resources, Inc.	598	32,292
DTE Energy Co.	559	33,165
Integrys Energy Group, Inc.	163	9,270
MDU Resources Group, Inc.	449	9,703
NiSource, Inc.	718	17,770
NorthWestern Corp.	134	4,918
OGE Energy Corp.	268	13,880
PG&E Corp.	1,113	50,386
Public Service Enterprise Group, Inc.	1,133	36,822
SCANA Corp.	372	17,796
Sempra Energy	977	67,296
TECO Energy, Inc.	510	9,211
Vectren Corp.	202	5,963
Wisconsin Energy Corp.	551	21,803
Xcel Energy, Inc.	1,263	35,882

Total Multi-Utilities		513,500

Office Electronics - 0.1%
Xerox Corp.	4,656	36,643
Zebra Technologies Corp. Class A*	146	5,016

Total Office Electronics		41,659

Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc.*	98	854
Anadarko Petroleum Corp.	300	19,860
Apache Corp.	1,618	142,206
Arch Coal, Inc.(a)	291	2,005
Berry Petroleum Co. Class A	143	5,671
Bill Barrett Corp.*	89	1,906
Cabot Oil & Gas Corp.	100	3,940
Chesapeake Energy Corp.	1,893	35,210
Chevron Corp.	9,947	1,049,409
Cimarex Energy Co.	313	17,253
Clayton Williams Energy, Inc.*	45	2,177
Cloud Peak Energy, Inc.*	279	4,718
Concho Resources, Inc.*	200	17,024
ConocoPhillips	5,456	304,881
Consol Energy, Inc.	542	16,390
Contango Oil & Gas Co.*	56	3,315
Continental Resources, Inc.*	284	18,920
CVR Energy, Inc.*(a)	498	13,237
Delek US Holdings, Inc.	320	5,629
Denbury Resources, Inc.*	1,244	18,797
Devon Energy Corp.	1,322	76,663
Energen Corp.	278	12,546
EOG Resources, Inc.	225	20,275
EQT Corp.	261	13,997
EXCO Resources, Inc.(a)	715	5,427
Exxon Mobil Corp.	19,833	1,697,110
Forest Oil Corp.*	271	1,986
Gulfport Energy Corp.*	119	2,455
Hess Corp.	1,021	44,362
HollyFrontier Corp.	1,197	42,410
Kinder Morgan, Inc.	747	24,068
Marathon Oil Corp.	2,601	66,508
Marathon Petroleum Corp.	3,082	138,443
Murphy Oil Corp.	718	36,108
Newfield Exploration Co.*	470	13,776
Noble Energy, Inc.	339	28,754
Oasis Petroleum, Inc.*	108	2,611
Occidental Petroleum Corp.	2,536	217,513
Peabody Energy Corp.	975	23,907
Phillips 66*	2,728	90,679
Pioneer Natural Resources Co.	210	18,524
Plains Exploration & Production Co.*	305	10,730
QEP Resources, Inc.	414	12,408
Rosetta Resources, Inc.*	51	1,869
SandRidge Energy, Inc.*(a)	1,101	7,366
SM Energy Co.	92	4,518
Southwestern Energy Co.*	715	22,830

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    121

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Spectra Energy Corp.	1,578	$45,857
Stone Energy Corp.*	244	6,183
Swift Energy Co.*	99	1,842
Tesoro Corp.*	921	22,988
Valero Energy Corp.	3,535	85,370
W&T Offshore, Inc.	318	4,865
Western Refining, Inc.	514	11,447
Whiting Petroleum Corp.*	387	15,913
Williams Cos., Inc. (The)	1,067	30,751
World Fuel Services Corp.	203	7,720
WPX Energy, Inc.*	355	5,744

Total Oil, Gas & Consumable Fuels		4,559,925

Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	171	4,872
Clearwater Paper Corp.*	114	3,890
International Paper Co.	1,657	47,904
KapStone Paper and Packaging Corp.*	285	4,517
MeadWestvaco Corp.	283	8,136
PH Glatfelter Co.	228	3,732
Schweitzer-Mauduit International, Inc.	36	2,453

Total Paper & Forest Products		75,504

Personal Products - 0.2%
Avon Products, Inc.	1,588	25,741
Elizabeth Arden, Inc.*	53	2,057
Estee Lauder Cos., Inc. (The) Class A	614	33,230
Nu Skin Enterprises, Inc. Class A	142	6,660
Revlon, Inc. Class A*	778	11,071
USANA Health Sciences, Inc.*(a)	66	2,714

Total Personal Products		81,473

Pharmaceuticals - 4.7%
Abbott Laboratories	4,244	273,611
Akorn, Inc.*	233	3,674
Allergan, Inc.	396	36,658
Bristol-Myers Squibb Co.	4,085	146,856
DepoMed, Inc.*	701	3,989
Eli Lilly & Co.	4,538	194,726
Endo Pharmaceuticals Holdings, Inc.*	283	8,767
Forest Laboratories, Inc.*	1,400	48,986
Hi-Tech Pharmacal Co., Inc.*	52	1,685
Hospira, Inc.*	514	17,980
Impax Laboratories, Inc.*	249	5,047
Johnson & Johnson	7,106	480,081
Medicines Co. (The)*	276	6,331
Medicis Pharmaceutical Corp. Class A	140	4,781
Merck & Co., Inc.	4,421	184,577
Mylan, Inc.*	899	19,212
Par Pharmaceutical Cos., Inc.*	91	3,289
Perrigo Co.	137	16,156
Pfizer, Inc.	20,080	461,840
Questcor Pharmaceuticals, Inc.*(a)	69	3,673
Salix Pharmaceuticals Ltd.*	56	3,049
Viropharma, Inc.*	227	5,380
Watson Pharmaceuticals, Inc.*	157	11,616

Total Pharmaceuticals		1,941,964

Professional Services - 0.2%
Corporate Executive Board Co. (The)	75	3,066
Dun & Bradstreet Corp. (The)	115	8,185
Equifax, Inc.	245	11,417
FTI Consulting, Inc.*	118	3,393
IHS, Inc. Class A*	74	7,972
Insperity, Inc.	129	3,489
Kelly Services, Inc. Class A	159	2,053
Korn/Ferry International*	157	2,253
Manpower, Inc.	222	8,136
Pendrell Corp.*	3,731	4,179
Robert Half International, Inc.	188	5,371
Towers Watson & Co. Class A	116	6,948
Verisk Analytics, Inc. Class A*	224	11,034

Total Professional Services		77,496

Real Estate Investment Trusts (REITs) - 0.8%
Alexander’s, Inc.	10	4,311
Alexandria Real Estate Equities, Inc.	64	4,654
American Tower Corp.	221	15,450
AvalonBay Communities, Inc.	58	8,206
BioMed Realty Trust, Inc.	83	1,550
Boston Properties, Inc.	75	8,128
BRE Properties, Inc.	27	1,351
Digital Realty Trust, Inc.	83	6,231
Entertainment Properties Trust	51	2,097
Equity Lifestyle Properties, Inc.	40	2,759
Equity One, Inc.	174	3,689
Essex Property Trust, Inc.	6	923
Extra Space Storage, Inc.	61	1,867
Federal Realty Investment Trust	66	6,870
Getty Realty Corp.	292	5,592
HCP, Inc.	497	21,943
Health Care REIT, Inc.	78	4,547
Hospitality Properties Trust	103	2,551
Kimco Realty Corp.	303	5,766
Liberty Property Trust	182	6,705
LTC Properties, Inc.	98	3,555
Mack-Cali Realty Corp.	130	3,779
National Health Investors, Inc.	99	5,041
National Retail Properties, Inc.	130	3,678
Omega Healthcare Investors, Inc.	91	2,047
Piedmont Office Realty Trust, Inc. Class A	191	3,287
Plum Creek Timber Co., Inc.	219	8,694
Potlatch Corp.	102	3,258
PS Business Parks, Inc.	37	2,506
Public Storage	159	22,961
Rayonier, Inc.	312	14,009
Realty Income Corp.	152	6,349
Senior Housing Properties Trust	260	5,803
Simon Property Group, Inc.	258	40,160
SL Green Realty Corp.	307	24,634
Taubman Centers, Inc.	32	2,469
Ventas, Inc.	164	10,352
Vornado Realty Trust	283	23,766
Weyerhaeuser Co.	780	17,441

Total Real Estate Investment Trusts (REITs)		318,979

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	55	2,929
CBRE Group, Inc. Class A*	661	10,814
Howard Hughes Corp. (The)*	78	4,808
Jones Lang LaSalle, Inc.	96	6,755

Total Real Estate Management & Development		25,306

Road & Rail - 0.9%
AMERCO	58	5,218
Con-way, Inc.	103	3,719
CSX Corp.	3,316	74,146
Dollar Thrifty Automotive Group, Inc.*	72	5,829
Genesee & Wyoming, Inc. Class A*	84	4,439
Heartland Express, Inc.	166	2,375
Hertz Global Holdings, Inc.*	292	3,738
JB Hunt Transport Services, Inc.	254	15,138
Kansas City Southern	143	9,947
Knight Transportation, Inc.	136	2,175

See Notes to Schedule of Investments.

122    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Landstar System, Inc.	106	$5,482
Norfolk Southern Corp.	989	70,980
Old Dominion Freight Line, Inc.*	131	5,671
Ryder System, Inc.	89	3,205
Union Pacific Corp.	1,177	140,428
Werner Enterprises, Inc.	140	3,345

Total Road & Rail		355,835

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	225	3,020
Advanced Micro Devices, Inc.*	1,976	11,322
Altera Corp.	922	31,200
Amkor Technology, Inc.*(a)	1,369	6,681
Analog Devices, Inc.	939	35,372
Applied Materials, Inc.	6,226	71,350
Atmel Corp.*	2,005	13,434
Broadcom Corp. Class A*	1,227	41,473
Brooks Automation, Inc.	459	4,333
Cabot Microelectronics Corp.	45	1,314
Cirrus Logic, Inc.*	446	13,326
Cree, Inc.*(a)	100	2,567
Cymer, Inc.*	106	6,249
Cypress Semiconductor Corp.*	288	3,807
Diodes, Inc.*	203	3,810
Entegris, Inc.*	711	6,072
Entropic Communications, Inc.*	377	2,126
Fairchild Semiconductor International, Inc.*	572	8,065
First Solar, Inc.*(a)	534	8,042
GT Advanced Technologies, Inc.*	1,181	6,236
Hittite Microwave Corp.*	62	3,169
Integrated Device Technology, Inc.*	415	2,332
Integrated Silicon Solution, Inc.*	238	2,401
Intel Corp.	20,792	554,107
International Rectifier Corp.*	200	3,998
Intersil Corp. Class A	257	2,737
KLA-Tencor Corp.	633	31,175
Kulicke & Soffa Industries, Inc.*	686	6,119
Lam Research Corp.*	933	35,211
Lattice Semiconductor Corp.*	339	1,278
Linear Technology Corp.	691	21,649
LSI Corp.*	443	2,822
Maxim Integrated Products, Inc.	748	19,179
Microchip Technology, Inc.	470	15,548
Micron Technology, Inc.*	2,582	16,292
Microsemi Corp.*	125	2,311
MKS Instruments, Inc.	251	7,261
Nanometrics, Inc.*	124	1,905
NVIDIA Corp.*	1,501	20,744
Omnivision Technologies, Inc.*	413	5,518
ON Semiconductor Corp.*	666	4,729
PMC - Sierra, Inc.*	704	4,323
RF Micro Devices, Inc.*	724	3,077
Rubicon Technology, Inc.*	217	2,213
Semtech Corp.*	156	3,794
Silicon Laboratories, Inc.*	48	1,819
Skyworks Solutions, Inc.*	561	15,355
Spansion, Inc. Class A*	201	2,207
Teradyne, Inc.*	865	12,162
Texas Instruments, Inc.	3,743	107,387
TriQuint Semiconductor, Inc.*	487	2,679
Veeco Instruments, Inc.*(a)	424	14,569
Xilinx, Inc.	799	26,822

Total Semiconductors & Semiconductor Equipment		1,236,691

Software - 4.2%
ACI Worldwide, Inc.*	272	12,025
Activision Blizzard, Inc.	2,194	26,306
Adobe Systems, Inc.*	1,227	39,718
ANSYS, Inc.*	150	9,467
Autodesk, Inc.*	312	10,917
BMC Software, Inc.*	436	18,608
CA, Inc.	1,478	40,039
Cadence Design Systems, Inc.*	245	2,693
Citrix Systems, Inc.*	211	17,711
Compuware Corp.*	567	5,267
Ebix, Inc.	135	2,693
Factset Research Systems, Inc.	81	7,528
Fair Isaac Corp.	113	4,778
Fortinet, Inc.*	88	2,043
Informatica Corp.*	119	5,041
Intuit, Inc.	512	30,387
JDA Software Group, Inc.*	72	2,138
Mentor Graphics Corp.*	227	3,405
MICROS Systems, Inc.*	116	5,939
Microsoft Corp.	33,806	1,034,126
MicroStrategy, Inc. Class A*	23	2,987
Oracle Corp.	10,944	325,037
Parametric Technology Corp.*	143	2,997
Progress Software Corp.*	204	4,257
Quest Software, Inc.*	141	3,927
Red Hat, Inc.*	92	5,196
Rovi Corp.*	96	1,884
Salesforce.com, Inc.*	6	830
SolarWinds, Inc.*	67	2,919
Solera Holdings, Inc.	113	4,722
SS&C Technologies Holdings, Inc.*	113	2,825
Symantec Corp.*	1,750	25,567
Synopsys, Inc.*	307	9,035
TeleCommunication Systems, Inc. Class A*	763	938
TeleNav, Inc.*	292	1,790
TIBCO Software, Inc.*	149	4,458
Tyler Technologies, Inc.*	53	2,139
VMware, Inc. Class A*	256	23,306

Total Software		1,705,643

Specialty Retail - 2.3%
Aaron’s, Inc.	198	5,605
Abercrombie & Fitch Co. Class A	152	5,189
Advance Auto Parts, Inc.	219	14,940
Aeropostale, Inc.*	304	5,420
American Eagle Outfitters, Inc.	470	9,273
ANN, Inc.*	138	3,518
Ascena Retail Group, Inc.*	576	10,725
AutoNation, Inc.*(a)	324	11,431
AutoZone, Inc.*	104	38,186
Bed Bath & Beyond, Inc.*	586	36,215
Best Buy Co., Inc.	1,871	39,216
Buckle, Inc. (The)	182	7,202
Cabela’s, Inc.*	132	4,991
CarMax, Inc.*	440	11,414
Cato Corp. (The) Class A	92	2,802
Chico’s FAS, Inc.	495	7,346
Children’s Place Retail Stores, Inc. (The)*	74	3,688
Dick’s Sporting Goods, Inc.	267	12,816
DSW, Inc. Class A	141	7,670
Express, Inc.*	255	4,633
Finish Line, Inc. (The) Class A	189	3,952
Foot Locker, Inc.	338	10,336
GameStop Corp. Class A(a)	718	13,183
Gap, Inc. (The)	2,151	58,851
Genesco, Inc.*	48	2,887
GNC Holdings, Inc. Class A	132	5,174

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    123

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

Investments	Shares	Value
Group 1 Automotive, Inc.	45	$2,053
Guess?, Inc.	379	11,510
hhgregg, Inc.*(a)	132	1,493
Hibbett Sports, Inc.*	49	2,828
Home Depot, Inc. (The)	3,642	192,990
JOS A Bank Clothiers, Inc.*	89	3,779
Lowe’s Cos., Inc.	2,869	81,594
Ltd. Brands, Inc.	802	34,109
Men’s Wearhouse, Inc. (The)	131	3,686
Monro Muffler Brake, Inc.	50	1,662
O’Reilly Automotive, Inc.*	241	20,189
Penske Automotive Group, Inc.	346	7,349
PetSmart, Inc.	239	16,295
Pier 1 Imports, Inc.	481	7,903
RadioShack Corp.(a)	642	2,465
Rent-A-Center, Inc.	183	6,174
Ross Stores, Inc.	556	34,733
Sally Beauty Holdings, Inc.*	441	11,351
Select Comfort Corp.*	200	4,184
Sonic Automotive, Inc. Class A	289	3,951
Staples, Inc.	2,443	31,881
Systemax, Inc.*	268	3,168
Tiffany & Co.	226	11,967
TJX Cos., Inc. (The)	1,872	80,365
Tractor Supply Co.	119	9,884
Ulta Salon Cosmetics & Fragrance, Inc.	44	4,109
Urban Outfitters, Inc.*	318	8,774
Wet Seal, Inc. (The) Class A*	476	1,504
Williams-Sonoma, Inc.	228	7,973

Total Specialty Retail		946,586

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.*	120	6,312
Coach, Inc.	578	33,801
Columbia Sportswear Co.	118	6,327
Crocs, Inc.*	271	4,377
Deckers Outdoor Corp.*(a)	80	3,521
Fossil, Inc.*	148	11,328
G-III Apparel Group Ltd.*	92	2,180
Hanesbrands, Inc.*	356	9,872
Iconix Brand Group, Inc.*	273	4,769
Jones Group, Inc. (The)	227	2,170
Maidenform Brands, Inc.*	107	2,131
NIKE, Inc. Class B	900	79,002
PVH Corp.	116	9,024
Ralph Lauren Corp.	186	26,051
Steven Madden Ltd.*	154	4,890
True Religion Apparel, Inc.	55	1,594
Under Armour, Inc. Class A*	53	5,007
Vera Bradley, Inc.*(a)	54	1,138
VF Corp.	268	35,765
Warnaco Group, Inc. (The)*	157	6,685
Wolverine World Wide, Inc.	163	6,321

Total Textiles, Apparel & Luxury Goods		262,265

Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	183	1,793
Capitol Federal Financial, Inc.	164	1,948
Dime Community Bancshares, Inc.	121	1,608
Flushing Financial Corp.	163	2,222
New York Community Bancorp, Inc.	1,420	17,793
Northwest Bancshares, Inc.	290	3,396
Ocwen Financial Corp.*	184	3,455
People’s United Financial, Inc.	402	4,667
Provident Financial Services, Inc.	165	2,533
TFS Financial Corp.*	221	2,111
Washington Federal, Inc.	446	7,533

Total Thrifts & Mortgage Finance		49,059

Tobacco - 1.6%
Altria Group, Inc.	4,935	170,504
Lorillard, Inc.	402	53,044
Philip Morris International, Inc.	4,359	380,366
Reynolds American, Inc.	1,409	63,222
Universal Corp.	122	5,652
Vector Group Ltd.	141	2,400

Total Tobacco		675,188

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	197	7,259
Beacon Roofing Supply, Inc.*	81	2,043
CAI International, Inc.*	129	2,565
Fastenal Co.	355	14,310
GATX Corp.	115	4,428
Interline Brands, Inc.*	216	5,415
Kaman Corp.	85	2,630
MSC Industrial Direct Co. Class A	95	6,227
TAL International Group, Inc.	184	6,162
W.W. Grainger, Inc.	138	26,391
Watsco, Inc.	79	5,830
WESCO International, Inc.*	129	7,424

Total Trading Companies & Distributors		90,684

Water Utilities - 0.1%
American States Water Co.	86	3,404
American Water Works Co., Inc.	391	13,403
Aqua America, Inc.	201	5,017
California Water Service Group	113	2,087

Total Water Utilities		23,911

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.*	103	6,042
MetroPCS Communications, Inc.*	1,252	7,575
NII Holdings, Inc.*	535	5,473
NTELOS Holdings Corp.	90	1,696
Telephone & Data Systems, Inc.	329	7,004
United States Cellular Corp.*	146	5,639
USA Mobility, Inc.	305	3,922

Total Wireless Telecommunication Services		37,351

TOTAL COMMON STOCKS (Cost: $38,334,787)		40,918,317

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree LargeCap Growth Fund(a)(b) (Cost: $76,203)	2,103	80,208

SHORT-TERM INVESTMENT - 0.5%

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $192,472)	192,472	192,472

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

MONEY MARKET FUND - 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $358,024)(d)	358,024	358,024

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $38,961,486)(e)		41,549,021
Liabilities in Excess of Other Assets - (1.2)%		(504,343)

NET ASSETS - 100.0%		$41,044,678

See Notes to Schedule of Investments.

124    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2012

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $349,103 and the total market value of the collateral held by the Fund was $358,024.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    125

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 100.6%
COMMON STOCKS - 99.9%

Aerospace & Defense - 2.8%
Boeing Co. (The)	3,412	$253,512
General Dynamics Corp.	2,547	168,000
Goodrich Corp.	394	49,999
Honeywell International, Inc.	3,175	177,292
L-3 Communications Holdings, Inc.	975	72,160
Lockheed Martin Corp.	2,438	212,301
Northrop Grumman Corp.	2,152	137,276
Precision Castparts Corp.	446	73,362
Raytheon Co.	2,823	159,754
Rockwell Collins, Inc.	744	36,716
Textron, Inc.	1,102	27,407
TransDigm Group, Inc.*	86	11,550
United Technologies Corp.	3,891	293,887

Total Aerospace & Defense		1,673,216

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	372	21,773
Expeditors International of Washington, Inc.	565	21,894
FedEx Corp.	1,169	107,092
United Parcel Service, Inc. Class B	3,475	273,691

Total Air Freight & Logistics		424,450

Airlines - 0.2%
Delta Air Lines, Inc.*	5,065	55,462
Southwest Airlines Co.	1,288	11,875
United Continental Holdings, Inc.*	1,849	44,986

Total Airlines		112,323

Auto Components - 0.2%
BorgWarner, Inc.*(a)	512	33,582
Johnson Controls, Inc.	3,367	93,300

Total Auto Components		126,882

Automobiles - 1.4%
Ford Motor Co.	38,927	373,310
General Motors Co.*	20,969	413,509
Harley-Davidson, Inc.	780	35,669

Total Automobiles		822,488

Beverages - 2.2%
Beam, Inc.	252	15,747
Brown-Forman Corp. Class B	416	40,290
Coca-Cola Co. (The)	8,499	664,537
Coca-Cola Enterprises, Inc.	1,749	49,042
Dr. Pepper Snapple Group, Inc.	916	40,075
Molson Coors Brewing Co. Class B	993	41,319
Monster Beverage Corp.*	381	27,127
PepsiCo, Inc.	6,109	431,662

Total Beverages		1,309,799

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc.*	165	16,384
Amgen, Inc.	4,455	325,393
Biogen Idec, Inc.*	666	96,157
Celgene Corp.*	1,016	65,187
Gilead Sciences, Inc.*	4,384	224,812

Total Biotechnology		727,933

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	113	12,368
Ameriprise Financial, Inc.	1,717	89,730
Bank of New York Mellon Corp. (The)	8,277	181,680
BlackRock, Inc.	875	148,592
Charles Schwab Corp. (The)	5,045	65,232
Franklin Resources, Inc.	1,250	138,738
Goldman Sachs Group, Inc. (The)	2,457	235,528
Morgan Stanley	9,836	143,507
Northern Trust Corp.	992	45,652
State Street Corp.	2,530	112,939
T. Rowe Price Group, Inc.	853	53,705
TD Ameritrade Holding Corp.	2,690	45,730

Total Capital Markets		1,273,401

Chemicals - 2.4%
Air Products & Chemicals, Inc.	914	73,787
Airgas, Inc.	236	19,826
Albemarle Corp.	517	30,834
Celanese Corp. Series A	862	29,842
CF Industries Holdings, Inc.	604	117,019
Dow Chemical Co. (The)	6,832	215,208
E.I. du Pont de Nemours & Co.	5,044	255,075
Eastman Chemical Co.	913	45,988
Ecolab, Inc.	601	41,187
FMC Corp.	444	23,745
International Flavors & Fragrances, Inc.	377	20,660
Monsanto Co.	1,429	118,293
Mosaic Co. (The)	2,742	150,152
PPG Industries, Inc.	869	92,218
Praxair, Inc.	870	94,595
Sherwin-Williams Co. (The)	376	49,764
Sigma-Aldrich Corp.	460	34,008
Valhi, Inc.	513	6,407

Total Chemicals		1,418,608

Commercial Banks - 3.6%
BB&T Corp.	2,787	85,979
CIT Group, Inc.*	182	6,487
Comerica, Inc.	926	28,437
Fifth Third Bancorp	5,428	72,735
Huntington Bancshares, Inc.	5,167	33,069
KeyCorp	7,928	61,363
M&T Bank Corp.	653	53,918
PNC Financial Services Group, Inc.	3,677	224,701
Regions Financial Corp.	2,521	17,017
SunTrust Banks, Inc.	1,984	48,072
U.S. Bancorp	10,391	334,175
Wells Fargo & Co.	34,138	1,141,575

Total Commercial Banks		2,107,528

Commercial Services & Supplies - 0.2%
ACCO Brands Corp.*	173	1,789
Iron Mountain, Inc.	515	16,975
Republic Services, Inc.	1,203	31,831
Stericycle, Inc.*	211	19,342
Waste Management, Inc.	1,990	66,466

Total Commercial Services & Supplies		136,403

Communications Equipment - 1.2%
Cisco Systems, Inc.	21,533	369,721
F5 Networks, Inc.*	152	15,133
Juniper Networks, Inc.*	1,606	26,194
Motorola Solutions, Inc.	1,062	51,093
QUALCOMM, Inc.	4,879	271,663

Total Communications Equipment		733,804

Computers & Peripherals - 5.5%
Apple, Inc.*	4,180	2,441,120
Dell, Inc.*	14,990	187,675
EMC Corp.*	6,090	156,087
Hewlett-Packard Co.	16,212	326,023

See Notes to Schedule of Investments.

126    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
NetApp, Inc.*	1,040	$33,093
SanDisk Corp.*	1,520	55,449
Western Digital Corp.*	1,642	50,048

Total Computers & Peripherals		3,249,495

Construction & Engineering - 0.2%
Fluor Corp.	704	34,735
Jacobs Engineering Group, Inc.*	542	20,520
KBR, Inc.	1,113	27,502
Quanta Services, Inc.*	252	6,066

Total Construction & Engineering		88,823

Consumer Finance - 1.4%
American Express Co.	5,581	324,870
Capital One Financial Corp.	4,908	268,271
Discover Financial Services	5,305	183,447
SLM Corp.	2,752	43,234

Total Consumer Finance		819,822

Containers & Packaging - 0.1%
Ball Corp.	891	36,576
Crown Holdings, Inc.*	778	26,833

Total Containers & Packaging		63,409

Distributors - 0.1%
Genuine Parts Co.	612	36,873
LKQ Corp.*	385	12,859

Total Distributors		49,732

Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*	894	32,354
H&R Block, Inc.	1,604	25,632

Total Diversified Consumer Services		57,986

Diversified Financial Services - 4.3%
Bank of America Corp.	28,290	231,412
Citigroup, Inc.	25,538	699,997
CME Group, Inc.	316	84,723
IntercontinentalExchange, Inc.*	267	36,307
JPMorgan Chase & Co.	36,211	1,293,819
Leucadia National Corp.	3,641	77,444
Moody’s Corp.	1,180	43,129
NASDAQ OMX Group, Inc. (The)	1,245	28,224
NYSE Euronext	1,494	38,216

Total Diversified Financial Services		2,533,271

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	26,731	953,227
CenturyLink, Inc.	1,199	47,349
Frontier Communications Corp.(a)	1,836	7,032
Verizon Communications, Inc.	13,819	614,116
Windstream Corp.	1,728	16,693

Total Diversified Telecommunication Services		1,638,417

Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,092	43,571
Duke Energy Corp.	5,384	124,155
Edison International	1,570	72,534
Entergy Corp.	1,251	84,930
Exelon Corp.	3,945	148,411
FirstEnergy Corp.	1,381	67,931
NextEra Energy, Inc.	1,620	111,472
Northeast Utilities	1,469	57,012
Pepco Holdings, Inc.	1,091	21,351
Pinnacle West Capital Corp.	447	23,128
PPL Corp.	2,848	79,203
Progress Energy, Inc.	940	56,560
Southern Co. (The)	2,859	132,372

Total Electric Utilities		1,022,630

Electrical Equipment - 0.4%
AMETEK, Inc.	509	25,404
Emerson Electric Co.	3,043	141,743
Rockwell Automation, Inc.	565	37,324
Roper Industries, Inc.	295	29,081

Total Electrical Equipment		233,552

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	762	41,849
Avnet, Inc.*	1,385	42,741
Corning, Inc.	13,770	178,046
Molex, Inc.	766	18,338
Trimble Navigation Ltd.*	199	9,156

Total Electronic Equipment, Instruments & Components		290,130

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	2,324	95,517
Cameron International Corp.*	793	33,869
Diamond Offshore Drilling, Inc.(a)	1,163	68,768
FMC Technologies, Inc.*	536	21,027
Halliburton Co.	5,365	152,312
Helmerich & Payne, Inc.	464	20,175
National Oilwell Varco, Inc.	1,743	112,319
Oceaneering International, Inc.	273	13,066

Total Energy Equipment & Services		517,053

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	1,093	103,835
CVS Caremark Corp.	5,678	265,333
Kroger Co. (The)	3,148	73,002
Safeway, Inc.	1,731	31,418
Sysco Corp.	2,575	76,761
Walgreen Co.	4,430	131,039
Wal-Mart Stores, Inc.	16,636	1,159,862
Whole Foods Market, Inc.	336	32,027

Total Food & Staples Retailing		1,873,277

Food Products - 1.6%
Archer-Daniels-Midland Co.	4,808	141,932
Campbell Soup Co.	1,536	51,272
ConAgra Foods, Inc.	1,719	44,574
General Mills, Inc.	2,650	102,131
Green Mountain Coffee Roasters, Inc.*(a)	284	6,186
H.J. Heinz Co.	1,129	61,395
Hershey Co. (The)	665	47,900
Hillshire Brands Co.	175	5,073
Hormel Foods Corp.	1,143	34,770
J.M. Smucker Co. (The)	391	29,528
Kellogg Co.	1,518	74,883
Kraft Foods, Inc. Class A	5,709	220,482
McCormick & Co., Inc.	493	29,900
Mead Johnson Nutrition Co.	455	36,632
Tyson Foods, Inc. Class A	2,341	44,081

Total Food Products		930,739

Gas Utilities - 0.1%
National Fuel Gas Co.	243	11,416
ONEOK, Inc.	544	23,017

Total Gas Utilities		34,433

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,898	154,029
Becton Dickinson and Co.	1,118	83,570
Boston Scientific Corp.*	7,802	44,237

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    127

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
C.R. Bard, Inc.	414	$44,480
CareFusion Corp.*	773	19,851
DENTSPLY International, Inc.	509	19,245
Edwards Lifesciences Corp.*	205	21,176
Hologic, Inc.*	309	5,574
Intuitive Surgical, Inc.*	69	38,212
Medtronic, Inc.	5,689	220,335
St. Jude Medical, Inc.	1,714	68,406
Stryker Corp.	1,628	89,703
Varian Medical Systems, Inc.*	420	25,523
Zimmer Holdings, Inc.	1,057	68,029

Total Health Care Equipment & Supplies		902,370

Health Care Providers & Services - 2.5%
Aetna, Inc.	2,809	108,905
AmerisourceBergen Corp.	1,269	49,935
Cardinal Health, Inc.	1,403	58,926
Cigna Corp.	2,071	91,124
Coventry Health Care, Inc.	953	30,296
DaVita, Inc.*	364	35,748
Express Scripts Holding Co.*	3,105	173,352
HCA Holdings, Inc.	2,390	72,728
Henry Schein, Inc.*	337	26,451
Humana, Inc.	973	75,349
Laboratory Corp. of America Holdings*	426	39,452
McKesson Corp.	1,090	102,188
Quest Diagnostics, Inc.	727	43,547
UnitedHealth Group, Inc.	6,377	373,055
WellPoint, Inc.	2,638	168,278

Total Health Care Providers & Services		1,449,334

Health Care Technology - 0.0%
Cerner Corp.*	329	27,195

Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.*	46	17,478
Darden Restaurants, Inc.	664	33,618
Hyatt Hotels Corp. Class A*	79	2,936
International Game Technology	1,227	19,325
Las Vegas Sands Corp.	1,811	78,760
Marriott International, Inc. Class A	514	20,149
McDonald’s Corp.	3,351	296,664
Panera Bread Co. Class A*	54	7,530
Starbucks Corp.	1,796	95,763
Starwood Hotels & Resorts Worldwide, Inc.	646	34,264
Wyndham Worldwide Corp.	817	43,088
Wynn Resorts Ltd.	312	32,361
Yum! Brands, Inc.	1,345	86,645

Total Hotels, Restaurants & Leisure		768,581

Household Durables - 0.1%
Newell Rubbermaid, Inc.	1,745	31,654

Household Products - 1.8%
Church & Dwight Co., Inc.	450	24,962
Clorox Co. (The)	516	37,389
Colgate-Palmolive Co.	1,625	169,162
Energizer Holdings, Inc.*	233	17,533
Kimberly-Clark Corp.	1,544	129,341
Procter & Gamble Co. (The)	10,771	659,724

Total Household Products		1,038,111

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The)*	387	4,965
NRG Energy, Inc.*	1,019	17,690

Total Independent Power Producers & Energy Traders		22,655

Industrial Conglomerates - 2.1%
3M Co.	3,302	295,859
Danaher Corp.	2,523	131,398
General Electric Co.	39,471	822,576

Total Industrial Conglomerates		1,249,833

Insurance - 3.7%
Aflac, Inc.	4,331	184,457
Allstate Corp. (The)	616	21,616
Berkshire Hathaway, Inc. Class B*	9,064	755,303
Chubb Corp. (The)	1,428	103,987
Cincinnati Financial Corp.	233	8,870
CNA Financial Corp.	1,693	46,930
Hartford Financial Services Group, Inc.	3,560	62,763
Lincoln National Corp.	3,897	85,227
Loews Corp.	2,162	88,447
Marsh & McLennan Cos., Inc.	1,571	50,633
MetLife, Inc.	8,556	263,953
Principal Financial Group, Inc.	2,100	55,083
Progressive Corp. (The)	3,224	67,156
Prudential Financial, Inc.	3,628	175,704
Torchmark Corp.	779	39,379
Travelers Cos., Inc. (The)	1,791	114,338
Unum Group	2,878	55,056
W.R. Berkley Corp.	588	22,885

Total Insurance		2,201,787

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	261	59,599
Expedia, Inc.	554	26,631
Liberty Interactive Corp. Class A*	2,312	41,131
priceline.com, Inc.*	131	87,052
TripAdvisor, Inc.*	554	24,758

Total Internet & Catalog Retail		239,171

Internet Software & Services - 1.4%
Akamai Technologies, Inc.*	478	15,177
eBay, Inc.*	3,950	165,939
Equinix, Inc.*	39	6,850
Google, Inc. Class A*	999	579,490
LinkedIn Corp. Class A*	11	1,169
Rackspace Hosting, Inc.*	91	3,999
VeriSign, Inc.*	137	5,969
Yahoo!, Inc.*	4,258	67,404

Total Internet Software & Services		845,997

IT Services - 3.0%
Alliance Data Systems Corp.*	170	22,950
Automatic Data Processing, Inc.	1,519	84,547
Cognizant Technology Solutions Corp. Class A*	817	49,020
Fidelity National Information Services, Inc.	1,143	38,953
Fiserv, Inc.*	509	36,760
International Business Machines Corp.	4,853	949,150
Mastercard, Inc. Class A	389	167,313
Paychex, Inc.	1,148	36,059
Teradata Corp.*	419	30,172
VeriFone Systems, Inc.*	173	5,725
Visa, Inc. Class A	2,295	283,731
Western Union Co. (The)	3,362	56,616

Total IT Services		1,760,996

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	683	23,133
Mattel, Inc.	1,646	53,396

Total Leisure Equipment & Products		76,529

See Notes to Schedule of Investments.

128    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,845	$72,398
Life Technologies Corp.*	539	24,250
Mettler-Toledo International, Inc.*	98	15,273
Thermo Fisher Scientific, Inc.	1,455	75,529
Waters Corp.*	362	28,768

Total Life Sciences Tools & Services		216,218

Machinery - 1.9%
AGCO Corp.*	554	25,335
Caterpillar, Inc.	3,251	276,042
Cummins, Inc.	1,126	109,121
Deere & Co.	2,275	183,979
Donaldson Co., Inc.	537	17,920
Dover Corp.	921	49,375
Eaton Corp.	1,951	77,318
Flowserve Corp.	263	30,179
Gardner Denver, Inc.	191	10,106
Illinois Tool Works, Inc.	2,599	137,461
Joy Global, Inc.	468	26,550
PACCAR, Inc.	1,407	55,140
Pall Corp.	373	20,444
Parker Hannifin Corp.	901	69,269
Stanley Black & Decker, Inc.	598	38,487

Total Machinery		1,126,726

Media - 3.4%
CBS Corp. Class B	3,105	101,782
Comcast Corp. Class A	8,738	279,354
DIRECTV Class A*	3,310	161,594
Discovery Communications, Inc. Class C*	1,442	72,230
DISH Network Corp. Class A	3,065	87,506
Interpublic Group of Cos., Inc. (The)	2,506	27,190
McGraw-Hill Cos., Inc. (The)	1,242	55,890
News Corp. Class A	10,491	233,844
Omnicom Group, Inc.	1,177	57,202
Scripps Networks Interactive, Inc. Class A	665	37,812
Sirius XM Radio, Inc.*	8,399	15,538
Time Warner Cable, Inc.	1,463	120,112
Time Warner, Inc.	5,209	200,546
Viacom, Inc. Class B	3,126	146,985
Virgin Media, Inc.(a)	263	6,415
Walt Disney Co. (The)	8,602	417,197

Total Media		2,021,197

Metals & Mining - 1.3%
Alcoa, Inc.	7,413	64,864
Allegheny Technologies, Inc.	285	9,089
Cliffs Natural Resources, Inc.	1,796	88,525
Freeport-McMoRan Copper & Gold, Inc.	9,034	307,788
Newmont Mining Corp.	2,334	113,222
Nucor Corp.	962	36,460
Royal Gold, Inc.	55	4,312
Southern Copper Corp.	4,809	151,532
Walter Energy, Inc.	333	14,705

Total Metals & Mining		790,497

Multiline Retail - 0.9%
Dollar General Corp.*	1,019	55,424
Dollar Tree, Inc.*	728	39,166
Family Dollar Stores, Inc.	438	29,118
J.C. Penney Co., Inc.(a)	539	12,564
Kohl’s Corp.	1,537	69,918
Macy’s, Inc.	2,328	79,967
Nordstrom, Inc.	906	45,019
Target Corp.	3,480	202,501

Total Multiline Retail		533,677

Multi-Utilities - 1.2%
Alliant Energy Corp.	489	22,284
Ameren Corp.	1,089	36,525
CenterPoint Energy, Inc.	2,628	54,321
CMS Energy Corp.	1,454	34,169
Consolidated Edison, Inc.	1,197	74,441
Dominion Resources, Inc.	831	44,874
DTE Energy Co.	900	53,397
NiSource, Inc.	1,079	26,705
OGE Energy Corp.	438	22,684
PG&E Corp.	1,868	84,564
Public Service Enterprise Group, Inc.	1,402	45,565
SCANA Corp.	590	28,226
Sempra Energy	1,645	113,308
Wisconsin Energy Corp.	916	36,246
Xcel Energy, Inc.	2,015	57,246

Total Multi-Utilities		734,555

Office Electronics - 0.1%
Xerox Corp.	8,161	64,227

Oil, Gas & Consumable Fuels - 12.5%
Alpha Natural Resources, Inc.*	163	1,420
Anadarko Petroleum Corp.	390	25,818
Apache Corp.	2,824	248,201
Cabot Oil & Gas Corp.	117	4,610
Chesapeake Energy Corp.	3,141	58,423
Chevron Corp.	16,365	1,726,507
Cimarex Energy Co.	511	28,166
Concho Resources, Inc.*	331	28,175
ConocoPhillips	9,175	512,699
Consol Energy, Inc.	891	26,944
Continental Resources, Inc.*	467	31,111
Denbury Resources, Inc.*	2,191	33,106
Devon Energy Corp.	2,123	123,113
EOG Resources, Inc.	407	36,675
EQT Corp.	339	18,181
Exxon Mobil Corp.	32,703	2,798,396
Hess Corp.	1,713	74,430
HollyFrontier Corp.	2,232	79,080
Kinder Morgan, Inc.	1,063	34,250
Marathon Oil Corp.	4,405	112,636
Marathon Petroleum Corp.	5,097	228,957
Murphy Oil Corp.	1,194	60,046
Newfield Exploration Co.*	771	22,598
Noble Energy, Inc.	589	49,959
Occidental Petroleum Corp.	4,320	370,526
Peabody Energy Corp.	1,710	41,929
Phillips 66 *	4,586	152,439
Pioneer Natural Resources Co.	369	32,549
Plains Exploration & Production Co.*	499	17,555
QEP Resources, Inc.	721	21,608
SM Energy Co.	163	8,005
Southwestern Energy Co.*	1,254	40,040
Spectra Energy Corp.	2,566	74,568
Valero Energy Corp.	6,486	156,637
Whiting Petroleum Corp.*	674	27,715
Williams Cos., Inc. (The)	2,024	58,332
WPX Energy, Inc.*	674	10,905

Total Oil, Gas & Consumable Fuels		7,376,309

Paper & Forest Products - 0.2%
International Paper Co.	3,074	88,869

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    129

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
MeadWestvaco Corp.	526	$15,123

Total Paper & Forest Products		103,992

Personal Products - 0.2%
Avon Products, Inc.	2,683	43,492
Estee Lauder Cos., Inc. (The) Class A	977	52,875

Total Personal Products		96,367

Pharmaceuticals - 5.2%
Abbott Laboratories	6,857	442,071
Allergan, Inc.	674	62,392
Bristol-Myers Squibb Co.	6,213	223,357
Eli Lilly & Co.	7,036	301,915
Forest Laboratories, Inc.*	2,417	84,571
Hospira, Inc.*	865	30,258
Johnson & Johnson	11,411	770,927
Merck & Co., Inc.	7,504	313,292
Mylan, Inc.*	1,483	31,692
Perrigo Co.	225	26,534
Pfizer, Inc.	33,608	772,984
Watson Pharmaceuticals, Inc.*	245	18,127

Total Pharmaceuticals		3,078,120

Professional Services - 0.1%
Equifax, Inc.	391	18,221
IHS, Inc. Class A*	98	10,557
Towers Watson & Co. Class A	194	11,621
Verisk Analytics, Inc. Class A*	459	22,610

Total Professional Services		63,009

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	310	21,672
AvalonBay Communities, Inc.	84	11,884
Boston Properties, Inc.	114	12,354
Digital Realty Trust, Inc.	92	6,906
Equity Residential	1	62
Federal Realty Investment Trust	99	10,305
HCP, Inc.	866	38,234
Health Care REIT, Inc.	165	9,620
Kimco Realty Corp.	389	7,403
Macerich Co. (The)	22	1,299
Plum Creek Timber Co., Inc.	397	15,761
Public Storage	259	37,402
Rayonier, Inc.	455	20,430
Simon Property Group, Inc.	457	71,137
SL Green Realty Corp.	539	43,249
Ventas, Inc.	226	14,265
Vornado Realty Trust	499	41,906
Weyerhaeuser Co.	942	21,063

Total Real Estate Investment Trusts (REITs)		384,952

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	1,087	17,783

Road & Rail - 0.9%
CSX Corp.	5,460	122,086
Hertz Global Holdings, Inc.*	462	5,914
JB Hunt Transport Services, Inc.	336	20,025
Kansas City Southern	267	18,572
Norfolk Southern Corp.	1,645	118,062
Union Pacific Corp.	1,920	229,075

Total Road & Rail		513,734

Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	1,512	51,166
Analog Devices, Inc.	1,529	57,597
Applied Materials, Inc.	10,994	125,991
Broadcom Corp. Class A*	2,047	69,189
Intel Corp.	33,580	894,907
KLA-Tencor Corp.	1,085	53,436
Lam Research Corp.*	905	34,155
Linear Technology Corp.	1,211	37,941
Maxim Integrated Products, Inc.	1,222	31,332
Microchip Technology, Inc.	697	23,057
Micron Technology, Inc.*	1,347	8,499
NVIDIA Corp.*	2,618	36,181
Texas Instruments, Inc.	6,055	173,718
Xilinx, Inc.	1,206	40,485

Total Semiconductors & Semiconductor Equipment		1,637,654

Software - 4.5%
Activision Blizzard, Inc.	3,750	44,963
Adobe Systems, Inc.*	2,085	67,491
ANSYS, Inc.*	212	13,379
Autodesk, Inc.*	500	17,495
BMC Software, Inc.*	851	36,321
CA, Inc.	2,489	67,427
Citrix Systems, Inc.*	314	26,357
Informatica Corp.*	137	5,803
Intuit, Inc.	794	47,124
Microsoft Corp.	55,798	1,706,861
Nuance Communications, Inc.*	100	2,382
Oracle Corp.	18,457	548,173
Red Hat, Inc.*	178	10,053
Salesforce.com, Inc.*	13	1,797
Symantec Corp.*	2,849	41,624
TIBCO Software, Inc.*	214	6,403
VMware, Inc. Class A*	437	39,785

Total Software		2,683,438

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	388	26,469
AutoNation, Inc.*(a)	452	15,947
AutoZone, Inc.*	163	59,849
Bed Bath & Beyond, Inc.*	908	56,114
Best Buy Co., Inc.	3,023	63,362
CarMax, Inc.*	877	22,749
Dick’s Sporting Goods, Inc.	379	18,192
Gap, Inc. (The)	3,335	91,246
Home Depot, Inc. (The)	5,807	307,713
Lowe’s Cos., Inc.	4,506	128,151
Ltd. Brands, Inc.	1,268	53,928
O’Reilly Automotive, Inc.*	396	33,173
PetSmart, Inc.	375	25,567
Ross Stores, Inc.	850	53,100
Staples, Inc.	4,083	53,283
Tiffany & Co.	399	21,127
TJX Cos., Inc. (The)	2,710	116,340
Tractor Supply Co.	160	13,290

Total Specialty Retail		1,159,600

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	951	55,615
Fossil, Inc.*	252	19,288
NIKE, Inc. Class B	1,449	127,193
PVH Corp.	208	16,180
Ralph Lauren Corp.	298	41,738
VF Corp.	415	55,382

Total Textiles, Apparel & Luxury Goods		315,396

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	2,520	31,575
People’s United Financial, Inc.	1,021	11,854

Total Thrifts & Mortgage Finance		43,429

See Notes to Schedule of Investments.

130    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2012

Investments	Shares	Value
Tobacco - 1.8%
Altria Group, Inc.	7,520	$259,816
Lorillard, Inc.	611	80,621
Philip Morris International, Inc.	6,941	605,672
Reynolds American, Inc.	2,182	97,906

Total Tobacco		1,044,015

Trading Companies & Distributors - 0.1%
Fastenal Co.	539	21,727
MSC Industrial Direct Co. Class A	188	12,323
W.W. Grainger, Inc.	224	42,838

Total Trading Companies & Distributors		76,888

Water Utilities - 0.0%
American Water Works Co., Inc.	628	21,528

Wireless Telecommunication Services - 0.0%
Crown Castle International Corp.*	173	10,148

TOTAL COMMON STOCKS (Cost: $54,919,814)		58,997,276

EXCHANGE-TRADED FUNDS - 0.0%
WisdomTree Equity Income Fund (b) (Cost: $4,579)	119	5,467

SHORT-TERM INVESTMENT - 0.5%

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $314,765)	314,765	314,765

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $125,945)(d)	125,945	125,945

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $55,365,103)(e)		59,443,453
Liabilities in Excess of Other Assets - (0.6)%		(372,616)

NET ASSETS - 100.0%		$59,070,837

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $122,947 and the total market value of the collateral held by the Fund was $125,945.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    131

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 105.2%
COMMON STOCKS - 99.8%

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	8,094	$409,314
BE Aerospace, Inc.*	8,109	354,039
Curtiss-Wright Corp.	5,707	177,202
Esterline Technologies Corp.*	4,709	293,606
HEICO Corp.	2,168	85,679
Hexcel Corp.*	7,794	201,007
Huntington Ingalls Industries, Inc.*	9,529	383,447
Moog, Inc. Class A*	4,934	204,021
Spirit AeroSystems Holdings, Inc. Class A*	14,831	353,423
Teledyne Technologies, Inc.*	3,955	243,826
Triumph Group, Inc.	5,489	308,866

Total Aerospace & Defense		3,014,430

Airlines - 0.3%
Alaska Air Group, Inc.*	10,618	381,186

Auto Components - 2.8%
Dana Holding Corp.	9,819	125,781
Federal-Mogul Corp.*	22,402	246,422
Gentex Corp.	8,778	183,197
Goodyear Tire & Rubber Co. (The)*	31,085	367,114
Lear Corp.	22,384	844,548
Tenneco, Inc.*	6,814	182,751
TRW Automotive Holdings Corp.*	43,856	1,612,147
Visteon Corp.*	14,989	562,088

Total Auto Components		4,124,048

Automobiles - 0.1%
Thor Industries, Inc.	6,924	189,787

Beverages - 1.0%
Boston Beer Co., Inc. (The) Class A*(a)	680	82,280
Constellation Brands, Inc. Class A*	49,499	1,339,443

Total Beverages		1,421,723

Biotechnology - 0.4%
Cepheid, Inc.*	316	14,141
Cubist Pharmaceuticals, Inc.*	1,707	64,712
Myriad Genetics, Inc.*	7,797	185,335
United Therapeutics Corp.*	6,588	325,316

Total Biotechnology		589,504

Building Products - 0.5%
A.O. Smith Corp.	3,449	168,622
Armstrong World Industries, Inc.	2,956	145,317
Lennox International, Inc.	4,793	223,498
Owens Corning*	6,073	173,323
Simpson Manufacturing Co., Inc.	1,914	56,482

Total Building Products		767,242

Capital Markets - 4.2%
American Capital Ltd.*	171,611	1,728,123
Ares Capital Corp.	35,326	563,803
Cohen & Steers, Inc.	2,892	99,803
E*TRADE Financial Corp.*	24,834	199,665
Eaton Vance Corp.	14,572	392,716
Federated Investors, Inc. Class B(a)	16,253	355,128
GAMCO Investors, Inc. Class A	1,825	81,012
Janus Capital Group, Inc.	43,088	336,948
Jefferies Group, Inc.	30,081	390,752
Knight Capital Group, Inc. Class A*	10,711	127,889
Legg Mason, Inc.	15,406	406,256
LPL Financial Holdings, Inc.*	654	22,086
Raymond James Financial, Inc.	15,172	519,489
SEI Investments Co.	20,866	415,025
Stifel Financial Corp.*	6,310	194,979
Waddell & Reed Financial, Inc. Class A	11,133	337,107

Total Capital Markets		6,170,781

Chemicals - 3.8%
Balchem Corp.	1,387	45,230
Cabot Corp.	8,341	339,479
Cytec Industries, Inc.	5,506	322,872
Huntsman Corp.	29,704	384,370
Intrepid Potash, Inc.*	6,241	142,045
Kronos Worldwide, Inc.(a)	24,622	388,781
NewMarket Corp.	1,550	335,730
Olin Corp.	7,145	149,259
Rockwood Holdings, Inc.	13,194	585,154
RPM International, Inc.	12,511	340,299
Scotts Miracle-Gro Co. (The) Class A	4,254	174,924
Sensient Technologies Corp.	5,098	187,250
Solutia, Inc.	21,663	607,647
Valspar Corp.	8,946	469,575
W.R. Grace & Co.*	9,962	502,583
Westlake Chemical Corp.(a)	11,857	619,647

Total Chemicals		5,594,845

Commercial Banks - 4.6%
Associated Banc-Corp.	11,933	157,396
Bank of Hawaii Corp.	5,890	270,646
BOK Financial Corp.	7,494	436,151
City National Corp.	5,409	262,769
Commerce Bancshares, Inc.	10,294	390,143
Cullen/Frost Bankers, Inc.	6,194	356,093
East West Bancorp, Inc.	16,768	393,377
First Citizens BancShares, Inc. Class A	863	143,819
First Horizon National Corp.	7,011	60,645
First Niagara Financial Group, Inc.	28,122	215,133
First Republic Bank*	16,883	567,269
FirstMerit Corp.	12,423	205,228
FNB Corp.	11,537	125,407
Fulton Financial Corp.	22,171	221,488
Hancock Holding Co.	3,684	112,141
Iberiabank Corp.	1,621	81,779
International Bancshares Corp.	9,702	189,383
Investors Bancorp, Inc.*	8,241	124,357
National Penn Bancshares, Inc.	12,722	121,750
Prosperity Bancshares, Inc.	5,423	227,929
Signature Bank*	3,650	222,540
Susquehanna Bancshares, Inc.	9,245	95,223
SVB Financial Group*	5,040	295,949
TCF Financial Corp.	18,861	216,524
Trustmark Corp.	6,953	170,209
UMB Financial Corp.	4,647	238,066
Umpqua Holdings Corp.	8,964	117,966
United Bankshares, Inc.(a)	3,912	101,243
Valley National Bancorp	19,814	210,028
Webster Financial Corp.	10,253	222,080
Westamerica Bancorp.	3,303	155,869
Zions Bancorp.	299	5,807

Total Commercial Banks		6,714,407

Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	15,728	430,003
Cintas Corp.	12,511	483,050
Clean Harbors, Inc.*	2,803	158,145
Copart, Inc.*	11,135	263,788
Corrections Corp. of America	11,197	329,752
Covanta Holding Corp.	7,641	131,043
Healthcare Services Group, Inc.	2,928	56,745
Herman Miller, Inc.	6,244	115,639
HNI Corp.	2,400	61,800

See Notes to Schedule of Investments.

132    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
KAR Auction Services, Inc.*	6,916	$118,886
Mine Safety Appliances Co.	2,470	99,393
Pitney Bowes, Inc.(a)	31,341	469,175
Portfolio Recovery Associates, Inc.*	2,140	195,296
R.R. Donnelley & Sons Co.(a)	23,714	279,114
Rollins, Inc.	6,561	146,769
Tetra Tech, Inc.*	6,311	164,591
United Stationers, Inc.	5,467	147,336
Waste Connections, Inc.	7,658	229,127

Total Commercial Services & Supplies		3,879,652

Communications Equipment - 2.3%
Acme Packet, Inc.*	2,193	40,899
ADTRAN, Inc.	7,035	212,387
Arris Group, Inc.*	7,852	109,221
Aruba Networks, Inc.*(a)	4,776	71,879
Brocade Communications Systems, Inc.*	14,596	71,958
EchoStar Corp. Class A*	12,891	340,580
Finisar Corp.*	7,732	115,671
Harris Corp.	23,135	968,200
InterDigital, Inc.	3,778	111,489
JDS Uniphase Corp.*	9,926	109,186
Loral Space & Communications, Inc.	9,750	656,662
NETGEAR, Inc.*	3,609	124,547
Plantronics, Inc.	4,682	156,379
Polycom, Inc.*	10,684	112,396
Riverbed Technology, Inc.*	3,306	53,392
Viasat, Inc.*	1,078	40,716

Total Communications Equipment		3,295,562

Computers & Peripherals - 0.8%
Diebold, Inc.	3,367	124,276
Fusion-io, Inc.*(a)	1,052	21,976
Lexmark International, Inc. Class A	15,230	404,814
NCR Corp.*	19,590	445,281
QLogic Corp.*	14,735	201,722

Total Computers & Peripherals		1,198,069

Construction & Engineering - 0.8%
AECOM Technology Corp.*	21,077	346,717
EMCOR Group, Inc.	7,765	216,022
MasTec, Inc.*	12,565	188,978
URS Corp.	11,689	407,712

Total Construction & Engineering		1,159,429

Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	1,712	134,940

Consumer Finance - 0.5%
Cash America International, Inc.	4,296	189,196
Credit Acceptance Corp.*	3,185	268,910
Ezcorp, Inc. Class A*	6,826	160,138
Green Dot Corp. Class A*(a)	2,062	45,611

Total Consumer Finance		663,855

Containers & Packaging - 2.0%
Aptargroup, Inc.	5,654	288,637
Bemis Co., Inc.	11,034	345,806
Graphic Packaging Holding Co.*	44,035	242,192
Greif, Inc. Class A	7,285	298,685
Owens-Illinois, Inc.*	15,415	295,506
Packaging Corp. of America	11,043	311,854
Rock-Tenn Co. Class A	3,990	217,654
Sealed Air Corp.	21,735	335,588
Silgan Holdings, Inc.	6,978	297,891
Sonoco Products Co.	11,079	334,032

Total Containers & Packaging		2,967,845

Distributors - 0.1%
Pool Corp.	3,711	150,147

Diversified Consumer Services - 1.7%
Coinstar, Inc.*(a)	3,596	246,901
DeVry, Inc.	14,038	434,757
Education Management Corp.*(a)	14,200	98,690
Hillenbrand, Inc.	7,086	130,241
ITT Educational Services, Inc.*(a)	9,410	571,657
Service Corp. International	17,759	219,679
Sotheby’s	9,787	326,494
Weight Watchers International, Inc.	7,292	375,976

Total Diversified Consumer Services		2,404,395

Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	8,040	222,547
MSCI, Inc. Class A*	7,223	245,727

Total Diversified Financial Services		468,274

Diversified Telecommunication Services - 0.2%
AboveNet, Inc.*	1,660	139,440
tw telecom, inc.*	4,717	121,038

Total Diversified Telecommunication Services		260,478

Electric Utilities - 2.0%
ALLETE, Inc.	3,386	141,535
Cleco Corp.	7,637	319,456
El Paso Electric Co.	4,486	148,756
Great Plains Energy, Inc.	13,097	280,407
Hawaiian Electric Industries, Inc.	7,609	217,009
IDACORP, Inc.	6,947	292,330
ITC Holdings Corp.	3,410	234,983
NV Energy, Inc.	21,131	371,483
Portland General Electric Co.	8,552	227,996
UIL Holdings Corp.	3,574	128,163
Unisource Energy Corp.	4,622	177,531
Westar Energy, Inc.	12,315	368,834

Total Electric Utilities		2,908,483

Electrical Equipment - 1.7%
Acuity Brands, Inc.	3,219	163,879
Babcock & Wilcox Co. (The)*	11,028	270,186
Belden, Inc.	4,728	157,679
Brady Corp. Class A	5,450	149,930
EnerSys*	7,748	271,722
Generac Holdings, Inc.*	4,248	102,207
General Cable Corp.*	7,242	187,857
GrafTech International Ltd.*	18,311	176,701
Hubbell, Inc. Class B	5,871	457,586
II-VI, Inc.*	7,256	120,958
Polypore International, Inc.*(a)	3,275	132,277
Regal-Beloit Corp.	4,438	276,310

Total Electrical Equipment		2,467,292

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.	4,737	251,298
Arrow Electronics, Inc.*	25,571	838,984
AVX Corp.	29,566	316,061
Cognex Corp.	2,917	92,323
Coherent, Inc.*	2,633	114,009
Dolby Laboratories, Inc. Class A*	14,490	598,437
FEI Co.*	3,775	180,596
FLIR Systems, Inc.	14,481	282,379
Ingram Micro, Inc. Class A*	22,127	386,559
IPG Photonics Corp.*	4,780	208,360
Jabil Circuit, Inc.	30,387	617,768
National Instruments Corp.	6,462	173,569

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    133

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
Tech Data Corp.*	6,900	$332,373
Vishay Intertechnology, Inc.*	61,023	575,447

Total Electronic Equipment, Instruments & Components		4,968,163

Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc.*	10,428	394,595
Bristow Group, Inc.	3,234	131,527
CARBO Ceramics, Inc.(a)	1,333	102,281
Dresser-Rand Group, Inc.*	2,906	129,433
Dril-Quip, Inc.*	2,032	133,279
Gulfmark Offshore, Inc. Class A*	1,440	49,018
Helix Energy Solutions Group, Inc.*	7,204	118,218
Key Energy Services, Inc.*	4,780	36,328
Lufkin Industries, Inc.	1,386	75,287
Oil States International, Inc.*	5,740	379,988
Patterson-UTI Energy, Inc.	23,216	338,025
RPC, Inc.(a)	36,033	428,432
SEACOR Holdings, Inc.*	592	52,913
Superior Energy Services, Inc.*	14,842	300,254
Tidewater, Inc.	2,910	134,908
Unit Corp.*	6,305	232,591

Total Energy Equipment & Services		3,037,077

Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	3,009	177,501
Fresh Market, Inc. (The)*	587	31,481
Harris Teeter Supermarkets, Inc.	3,968	162,648
PriceSmart, Inc.	1,425	96,202
SUPERVALU, Inc.(a)	34,494	178,679
United Natural Foods, Inc.*	2,981	163,537

Total Food & Staples Retailing		810,048

Food Products - 1.6%
Darling International, Inc.*	18,279	301,421
Dean Foods Co.*	10,458	178,100
Flowers Foods, Inc.	10,124	235,180
Hain Celestial Group, Inc. (The)*	2,168	119,327
Ingredion, Inc.	9,534	472,123
Lancaster Colony Corp.	2,247	160,009
Smithfield Foods, Inc.*	29,587	639,967
Tootsie Roll Industries, Inc.	2,670	63,706
TreeHouse Foods, Inc.*	2,087	129,999

Total Food Products		2,299,832

Gas Utilities - 1.5%
AGL Resources, Inc.	7,475	289,656
Atmos Energy Corp.	9,378	328,886
New Jersey Resources Corp.	3,180	138,680
Northwest Natural Gas Co.	2,202	104,815
Piedmont Natural Gas Co., Inc.	4,841	155,832
Questar Corp.	17,492	364,883
South Jersey Industries, Inc.	2,173	110,758
Southwest Gas Corp.	4,014	175,211
UGI Corp.	12,599	370,789
WGL Holdings, Inc.	4,195	166,751

Total Gas Utilities		2,206,261

Health Care Equipment & Supplies - 1.8%
Align Technology, Inc.*	3,641	121,828
Cooper Cos., Inc. (The)	3,741	298,382
Gen-Probe, Inc.*	1,441	118,450
Haemonetics Corp.*	1,746	129,396
Hill-Rom Holdings, Inc.	7,633	235,478
IDEXX Laboratories, Inc.*	3,200	307,616
Masimo Corp.*	4,926	110,244
ResMed, Inc.*	13,775	429,780
Sirona Dental Systems, Inc.*	4,329	194,848
STERIS Corp.	6,689	209,834
Teleflex, Inc.	2,790	169,939
Thoratec Corp.*	3,379	113,467
Volcano Corp.*	762	21,831
West Pharmaceutical Services, Inc.	2,658	134,203

Total Health Care Equipment & Supplies		2,595,296

Health Care Providers & Services - 4.1%
Accretive Health, Inc.*(a)	1,453	15,925
AMERIGROUP Corp.*	6,678	440,147
Catalyst Health Solutions, Inc.*	1,992	186,133
Centene Corp.*	4,377	132,010
Community Health Systems, Inc.*	26,347	738,506
Health Management Associates, Inc. Class A*	40,407	317,195
Health Net, Inc.*	10,442	253,427
HMS Holdings Corp.*	2,322	77,346
LifePoint Hospitals, Inc.*	6,826	279,730
Lincare Holdings, Inc.	11,151	379,357
Magellan Health Services, Inc.*	4,057	183,904
Mednax, Inc.*	4,895	335,503
Omnicare, Inc.	6,960	217,361
Owens & Minor, Inc.	6,734	206,262
Patterson Cos., Inc.	11,164	384,823
PSS World Medical, Inc.*	4,619	96,953
Select Medical Holdings Corp.*	16,225	164,035
Team Health Holdings, Inc.*	4,829	116,331
Tenet Healthcare Corp.*	65,010	340,652
Universal Health Services, Inc. Class B	13,961	602,557
VCA Antech, Inc.*	9,379	206,150
WellCare Health Plans, Inc.*	6,474	343,122

Total Health Care Providers & Services		6,017,429

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	3,479	38,025
athenahealth, Inc.*(a)	517	40,931
Quality Systems, Inc.	3,133	86,189

Total Health Care Technology		165,145

Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc.*	3,842	179,268
BJ’s Restaurants, Inc.*	966	36,708
Brinker International, Inc.	8,742	278,608
Buffalo Wild Wings, Inc.*	1,195	103,535
Cheesecake Factory, Inc. (The)*(a)	4,796	153,280
Choice Hotels International, Inc.	4,350	173,695
Domino’s Pizza, Inc.	4,381	135,417
Life Time Fitness, Inc.*	3,263	151,762
Penn National Gaming, Inc.*	6,744	300,715
Vail Resorts, Inc.	1,105	55,338

Total Hotels, Restaurants & Leisure		1,568,326

Household Durables - 2.8%
D.R. Horton, Inc.	9,223	169,519
Harman International Industries, Inc.	6,228	246,629
Jarden Corp.	11,924	501,046
Leggett & Platt, Inc.	12,398	261,970
Lennar Corp. Class A(a)	5,508	170,252
Mohawk Industries, Inc.*	4,983	347,963
NVR, Inc.*	361	306,850
Tempur-Pedic International, Inc.*	6,168	144,269
Toll Brothers, Inc.*	7,816	232,370
Tupperware Brands Corp.	6,920	378,939
Whirlpool Corp.	22,081	1,350,474

Total Household Durables		4,110,281

See Notes to Schedule of Investments.

134    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	5,823	$308,736
Seaboard Corp.*	230	490,585

Total Industrial Conglomerates		799,321

Insurance - 5.5%
Alleghany Corp.*	687	233,408
American Financial Group, Inc.	13,523	530,507
American National Insurance Co.	2,954	210,532
AmTrust Financial Services, Inc.	9,227	274,134
Arthur J. Gallagher & Co.	6,566	230,270
Assurant, Inc.	18,029	628,130
Brown & Brown, Inc.	10,555	287,835
CNO Financial Group, Inc.	102,529	799,726
Erie Indemnity Co. Class A	3,736	267,535
Fidelity National Financial, Inc. Class A	29,664	571,329
First American Financial Corp.	10,221	173,348
Genworth Financial, Inc. Class A*	1,351	7,647
Hanover Insurance Group, Inc. (The)	1,158	45,312
HCC Insurance Holdings, Inc.	14,622	459,131
Kemper Corp.	4,156	127,797
Markel Corp.*	753	332,600
Mercury General Corp.	3,670	152,929
Primerica, Inc.	12,380	330,917
ProAssurance Corp.	4,572	407,319
Protective Life Corp.	20,532	603,846
Reinsurance Group of America, Inc.	17,552	933,942
RLI Corp.	2,578	175,820
StanCorp Financial Group, Inc.	6,691	248,638

Total Insurance		8,032,652

Internet & Catalog Retail - 0.4%
HomeAway, Inc.*(a)	295	6,413
HSN, Inc.	4,841	195,334
Netflix, Inc.*	4,942	338,379

Total Internet & Catalog Retail		540,126

Internet Software & Services - 0.5%
AOL, Inc.*	6,048	169,828
CoStar Group, Inc.*	248	20,138
IAC/InterActiveCorp	4,212	192,067
j2 Global, Inc.	6,498	171,677
ValueClick, Inc.*	8,988	147,313
WebMD Health Corp.*	2,503	51,337

Total Internet Software & Services		752,360

IT Services - 4.2%
Booz Allen Hamilton Holding Corp.	14,345	219,192
Broadridge Financial Solutions, Inc.	11,536	245,371
CACI International, Inc. Class A*	4,245	233,560
Cardtronics, Inc.*	4,101	123,891
Computer Sciences Corp.	45,817	1,137,178
Convergys Corp.	8,829	130,404
CoreLogic, Inc.*	5,387	98,636
DST Systems, Inc.	6,932	376,477
FleetCor Technologies, Inc.*	6,193	217,003
Gartner, Inc.*	5,353	230,447
Global Payments, Inc.	7,513	324,787
Jack Henry & Associates, Inc.	6,486	223,897
Lender Processing Services, Inc.	17,559	443,891
ManTech International Corp. Class A	6,415	150,560
MAXIMUS, Inc.	3,053	157,993
NeuStar, Inc. Class A*	5,571	186,071
SAIC, Inc.	61,390	744,047
Sapient Corp.	7,987	80,429
Syntel, Inc.	3,743	227,200
Total System Services, Inc.	15,620	373,786
Wright Express Corp.*	3,312	204,417

Total IT Services		6,129,237

Leisure Equipment & Products - 0.3%
Brunswick Corp.	2,120	47,106
Polaris Industries, Inc.	5,568	398,001

Total Leisure Equipment & Products		445,107

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A*	3,069	306,931
Bruker Corp.*	9,854	131,157
Charles River Laboratories International, Inc.*	2,385	78,133
Covance, Inc.*	4,724	226,043
Illumina, Inc.*	6,078	245,490
PAREXEL International Corp.*	3,226	91,070
PerkinElmer, Inc.	10,330	266,514
Techne Corp.	2,536	188,171

Total Life Sciences Tools & Services		1,533,509

Machinery - 6.0%
Actuant Corp. Class A	8,837	240,013
Barnes Group, Inc.	4,778	116,058
Chart Industries, Inc.*	1,189	81,756
CLARCOR, Inc.	3,687	177,566
Colfax Corp.*	1,452	40,032
Crane Co.	6,283	228,576
Graco, Inc.	5,398	248,740
Harsco Corp.	2,646	53,925
IDEX Corp.	7,812	304,512
ITT Corp.	47,875	842,600
Kennametal, Inc.	11,102	368,031
Lincoln Electric Holdings, Inc.	8,410	368,274
Middleby Corp.*	1,304	129,891
Mueller Industries, Inc.	3,428	145,998
Nordson Corp.	7,605	390,060
Oshkosh Corp.*	20,179	422,750
Pentair, Inc.	9,347	357,803
Robbins & Myers, Inc.	2,800	117,096
Sauer-Danfoss, Inc.	13,818	482,663
Snap-On, Inc.	7,740	481,815
SPX Corp.	5,371	350,834
Timken Co. (The)	17,821	816,024
Toro Co. (The)	3,000	219,870
Trinity Industries, Inc.	5,549	138,614
Valmont Industries, Inc.	2,699	326,498
WABCO Holdings, Inc.*	13,075	692,060
Wabtec Corp.	3,845	299,948
Watts Water Technologies, Inc. Class A	2,548	84,950
Woodward, Inc.	5,168	203,826

Total Machinery		8,730,783

Marine - 0.1%
Kirby Corp.*	3,762	177,115

Media - 2.1%
AMC Networks, Inc. Class A*	5,295	188,237
Cablevision Systems Corp. Class A	27,134	360,611
Cinemark Holdings, Inc.	11,893	271,755
Clear Channel Outdoor Holdings, Inc. Class A	2,660	16,013
DreamWorks Animation SKG, Inc. Class A*(a)	12,577	239,718
Gannett Co., Inc.	60,466	890,664
John Wiley & Sons, Inc. Class A	6,186	303,052

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    135

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
Madison Square Garden, Inc. Class A*	4,160	$155,750
Meredith Corp.(a)	6,252	199,689
Morningstar, Inc.	2,333	134,941
Regal Entertainment Group Class A(a)	5,802	79,836
Washington Post Co. (The) Class B	712	266,160

Total Media		3,106,426

Metals & Mining - 1.6%
Allied Nevada Gold Corp.*	1,266	35,929
Carpenter Technology Corp.	3,526	168,684
Coeur d’Alene Mines Corp.*	4,656	81,759
Compass Minerals International, Inc.	3,459	263,853
Hecla Mining Co.	31,106	147,753
Molycorp, Inc.*(a)	4,383	94,454
Reliance Steel & Aluminum Co.	10,259	518,080
Schnitzer Steel Industries, Inc. Class A	3,877	108,634
Steel Dynamics, Inc.	31,012	364,391
Stillwater Mining Co.*	18,729	159,946
Titanium Metals Corp.	10,366	117,239
United States Steel Corp.(a)	2,667	54,940
Worthington Industries, Inc.	9,571	195,918

Total Metals & Mining		2,311,580

Multiline Retail - 0.6%
Big Lots, Inc.*	8,658	353,160
Dillard’s, Inc. Class A	7,343	467,602
Saks, Inc.*(a)	11,006	117,214

Total Multiline Retail		937,976

Multi-Utilities - 1.2%
Avista Corp.	6,380	170,346
Black Hills Corp.	2,770	89,111
Integrys Energy Group, Inc.	7,759	441,254
MDU Resources Group, Inc.	16,485	356,241
NorthWestern Corp.	3,549	130,248
TECO Energy, Inc.	21,450	387,387
Vectren Corp.	7,444	219,747

Total Multi-Utilities		1,794,334

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	5,173	177,744

Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.(a)	13,159	90,665
Berry Petroleum Co. Class A	6,601	261,796
Bill Barrett Corp.*	2,710	58,048
Cloud Peak Energy, Inc.*	11,953	202,125
CVR Energy, Inc.*(a)	22,288	592,415
Energen Corp.	10,383	468,585
EXCO Resources, Inc.(a)	21,400	162,426
Forest Oil Corp.*	12,510	91,698
Gulfport Energy Corp.*	4,891	100,901
Northern Oil and Gas, Inc.*	2,608	41,571
Oasis Petroleum, Inc.*	5,042	121,916
Rosetta Resources, Inc.*	2,302	84,345
SandRidge Energy, Inc.*(a)	51,533	344,756
Stone Energy Corp.*	10,498	266,019
Swift Energy Co.*	3,772	70,197
Targa Resources Corp.	487	20,795
Tesoro Corp.*	42,785	1,067,914
W&T Offshore, Inc.	10,863	166,204
World Fuel Services Corp.	6,655	253,090

Total Oil, Gas & Consumable Fuels		4,465,466

Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	4,673	133,134

Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	5,053	236,986

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc.*	8,819	273,213
Impax Laboratories, Inc.*	4,923	99,789
Medicis Pharmaceutical Corp. Class A	4,886	166,857
Par Pharmaceutical Cos., Inc.*	3,825	138,235
Questcor Pharmaceuticals, Inc.*(a)	1,803	95,992
Salix Pharmaceuticals Ltd.*	2,706	147,315
Viropharma, Inc.*	6,555	155,353

Total Pharmaceuticals		1,076,754

Professional Services - 0.8%
Acacia Research Corp.*	870	32,399
Corporate Executive Board Co. (The)	1,835	75,015
Dun & Bradstreet Corp. (The)	5,543	394,495
FTI Consulting, Inc.*	2,668	76,705
Manpower, Inc.	9,579	351,070
Robert Half International, Inc.	7,167	204,761

Total Professional Services		1,134,445

Real Estate Investment Trusts (REITs) - 1.8%
Alexander’s, Inc.	308	132,782
Alexandria Real Estate Equities, Inc.	3,599	261,719
American Campus Communities, Inc.	1,335	60,048
BioMed Realty Trust, Inc.	1,682	31,420
BRE Properties, Inc.	532	26,611
Camden Property Trust	208	14,075
CBL & Associates Properties, Inc.	1,260	24,620
DuPont Fabros Technology, Inc.	2,600	74,256
Entertainment Properties Trust	2,303	94,676
Equity Lifestyle Properties, Inc.	765	52,762
Equity One, Inc.	1,341	28,429
Essex Property Trust, Inc.	300	46,176
Extra Space Storage, Inc.	2,836	86,782
Highwoods Properties, Inc.	1,546	52,023
Home Properties, Inc.	788	48,352
Hospitality Properties Trust	2,193	54,321
Liberty Property Trust	6,009	221,372
Mack-Cali Realty Corp.	3,411	99,158
Mid-America Apartment Communities, Inc.	794	54,183
National Retail Properties, Inc.	4,259	120,487
Omega Healthcare Investors, Inc.	2,475	55,687
Piedmont Office Realty Trust, Inc. Class A	8,884	152,894
Post Properties, Inc.	619	30,300
Potlatch Corp.	2,162	69,054
PS Business Parks, Inc.	1,346	91,151
Realty Income Corp.	5,295	221,172
Senior Housing Properties Trust	10,165	226,883
Tanger Factory Outlet Centers, Inc.	2,086	66,856
Taubman Centers, Inc.	1,500	115,740
Washington Real Estate Investment Trust	660	18,777

Total Real Estate Investment Trusts (REITs)		2,632,766

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	1,545	82,271
Howard Hughes Corp. (The)*(a)	3,590	221,288
Jones Lang LaSalle, Inc.	4,100	288,517
St Joe Co. (The)*(a)	983	15,541

Total Real Estate Management & Development		607,617

Road & Rail - 1.1%
AMERCO	3,207	288,534
Avis Budget Group, Inc.*	2,875	43,700
Con-way, Inc.	4,202	151,734
Dollar Thrifty Automotive Group, Inc.*	2,352	190,418

See Notes to Schedule of Investments.

136    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
Genesee & Wyoming, Inc. Class A*	2,399	$126,763
Heartland Express, Inc.	5,395	77,203
Knight Transportation, Inc.	5,287	84,539
Landstar System, Inc.	3,393	175,486
Old Dominion Freight Line, Inc.*	4,667	202,034
Ryder System, Inc.	4,200	151,242
Swift Transportation Co.*	917	8,666
Werner Enterprises, Inc.	5,355	127,931

Total Road & Rail		1,628,250

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.*	91,847	526,283
Atmel Corp.*	87,821	588,401
Cavium, Inc.*	2,240	62,720
Cree, Inc.*(a)	6,741	173,041
Cymer, Inc.*	3,254	191,823
Cypress Semiconductor Corp.*	13,403	177,188
Fairchild Semiconductor International, Inc.*	21,999	310,186
First Solar, Inc.*(a)	23,346	351,591
Hittite Microwave Corp.*	2,594	132,605
International Rectifier Corp.*	11,276	225,407
Intersil Corp. Class A	10,370	110,440
LSI Corp.*	13,796	87,881
Microsemi Corp.*	4,681	86,552
MKS Instruments, Inc.	7,937	229,617
ON Semiconductor Corp.*	18,876	134,020
PMC - Sierra, Inc.*	12,198	74,896
RF Micro Devices, Inc.*	23,321	99,114
Semtech Corp.*	6,486	157,740
Silicon Laboratories, Inc.*	1,338	50,710
Skyworks Solutions, Inc.*	23,887	653,787
Teradyne, Inc.*	31,180	438,391

Total Semiconductors & Semiconductor Equipment		4,862,393

Software - 1.9%
Advent Software, Inc.*	1,813	49,150
Aspen Technology, Inc.*	1,136	26,298
Blackbaud, Inc.	1,779	45,667
Cadence Design Systems, Inc.*	3,600	39,564
CommVault Systems, Inc.*	877	43,473
Compuware Corp.*	20,392	189,442
Factset Research Systems, Inc.	2,837	263,671
Fair Isaac Corp.	3,009	127,220
Fortinet, Inc.*	4,142	96,177
JDA Software Group, Inc.*	2,951	87,615
Mentor Graphics Corp.*	9,285	139,275
MICROS Systems, Inc.*	5,073	259,738
MicroStrategy, Inc. Class A*	252	32,725
Parametric Technology Corp.*	6,725	140,956
Progress Software Corp.*	5,092	106,270
QLIK Technologies, Inc.*	317	7,012
Quest Software, Inc.*	5,422	151,003
Rovi Corp.*	4,638	90,998
SolarWinds, Inc.*	3,030	131,987
Solera Holdings, Inc.	5,236	218,812
SS&C Technologies Holdings, Inc.*	4,044	101,100
Synopsys, Inc.*	11,451	337,003
Ultimate Software Group, Inc.*	86	7,664

Total Software		2,692,820

Specialty Retail - 4.7%
Aaron’s, Inc.	7,741	219,148
Abercrombie & Fitch Co. Class A	6,276	214,263
Aeropostale, Inc.*	9,708	173,094
American Eagle Outfitters, Inc.	15,223	300,350
ANN, Inc.*	5,736	146,211
Ascena Retail Group, Inc.*	18,569	345,755
Buckle, Inc. (The)(a)	5,641	223,214
Cabela’s, Inc.*	8,579	324,372
Chico’s FAS, Inc.	19,219	285,210
Children’s Place Retail Stores, Inc. (The)*	2,245	111,868
DSW, Inc. Class A	4,448	241,971
Express, Inc.*	8,755	159,078
Foot Locker, Inc.	16,156	494,050
GameStop Corp. Class A(a)	25,093	460,707
Genesco, Inc.*	1,916	115,247
GNC Holdings, Inc. Class A	6,096	238,963
Guess?, Inc.	15,510	471,039
Hibbett Sports, Inc.*	1,924	111,034
JOS A Bank Clothiers, Inc.*	2,717	115,364
Men’s Wearhouse, Inc. (The)	4,500	126,630
Monro Muffler Brake, Inc.	1,973	65,583
Penske Automotive Group, Inc.	12,231	259,786
Pier 1 Imports, Inc.	12,046	197,916
Rent-A-Center, Inc.	6,326	213,439
Sally Beauty Holdings, Inc.*	16,062	413,436
Ulta Salon Cosmetics & Fragrance, Inc.	1,983	185,173
Urban Outfitters, Inc.*	12,083	333,370
Williams-Sonoma, Inc.	8,946	312,842

Total Specialty Retail		6,859,113

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.*	4,304	226,390
Columbia Sportswear Co.	2,917	156,410
Crocs, Inc.*	11,362	183,496
Deckers Outdoor Corp.*(a)	2,463	108,397
Hanesbrands, Inc.*	16,721	463,673
Iconix Brand Group, Inc.*	10,837	189,322
Steven Madden Ltd.*	3,993	126,778
Under Armour, Inc. Class A*	1,693	159,955
Vera Bradley, Inc.*(a)	1,870	39,420
Warnaco Group, Inc. (The)*	5,062	215,540
Wolverine World Wide, Inc.	5,618	217,866

Total Textiles, Apparel & Luxury Goods		2,087,247

Thrifts & Mortgage Finance - 0.4%
BankUnited, Inc.	3,164	74,607
Capitol Federal Financial, Inc.	5,101	60,600
Northwest Bancshares, Inc.	7,599	88,984
Ocwen Financial Corp.*	8,721	163,780
TFS Financial Corp.*	1,555	14,850
Washington Federal, Inc.	14,759	249,280

Total Thrifts & Mortgage Finance		652,101

Tobacco - 0.0%
Vector Group Ltd.	3,572	60,795

Trading Companies & Distributors - 0.6%
Air Lease Corp.*	1,660	32,187
Applied Industrial Technologies, Inc.	4,654	171,500
GATX Corp.	3,331	128,243
United Rentals, Inc.*	3,241	110,324
Watsco, Inc.	1,870	138,006
WESCO International, Inc.*	5,271	303,346

Total Trading Companies & Distributors		883,606

Water Utilities - 0.2%
Aqua America, Inc.	9,949	248,327

Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc.*	39,601	239,586
NII Holdings, Inc.*	22,494	230,114
Telephone & Data Systems, Inc.	12,800	272,512

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    137

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2012

Investments	Shares	Value
United States Cellular Corp.*	6,208	$239,753

Total Wireless Telecommunication Services		981,965

TOTAL COMMON STOCKS (Cost: $138,112,615)		145,416,287

EXCHANGE-TRADED FUND - 0.1%
WisdomTree MidCap Dividend Fund(a) (b) (Cost: $146,273)	3,242	176,754

SHORT-TERM INVESTMENT - 0.5%

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $690,889)	690,889	690,889

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

MONEY MARKET FUND - 4.8%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $6,996,540)(d)	6,996,540	6,996,540

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $145,946,317)(e)		153,280,470
Liabilities in Excess of Other Assets - (5.2)%		(7,546,966)

NET ASSETS - 100.0%		$145,733,504

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $6,791,160 and the total market value of the collateral held by the Fund was $6,996,540.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

138    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 111.2%

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.3%
AAR Corp.	16,022	$215,976
Aerovironment, Inc.*	3,709	97,584
American Science & Engineering, Inc.	1,926	108,723
Astronics Corp.*	2,267	64,020
Ceradyne, Inc.	11,212	287,588
Cubic Corp.	7,900	379,832
DigitalGlobe, Inc.*	311	4,715
Ducommun, Inc.*	1,724	16,912
GenCorp, Inc.*(a)	2,118	13,788
GeoEye, Inc.*	8,597	133,081
KEYW Holding Corp. (The)*(a)	715	7,179
LMI Aerospace, Inc.*	3,128	54,365
National Presto Industries, Inc.(a)	2,387	166,541
Orbital Sciences Corp.*	16,962	219,149

Total Aerospace & Defense		1,769,453

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.*	18,711	97,297
Atlas Air Worldwide Holdings, Inc.*	11,320	492,533
Forward Air Corp.	5,591	180,422
HUB Group, Inc. Class A*	6,831	247,283
Pacer International, Inc.*	7,436	40,303
Park-Ohio Holdings Corp.*	2,373	45,158

Total Air Freight & Logistics		1,102,996

Airlines - 1.2%
Allegiant Travel Co.*	3,842	267,711
Hawaiian Holdings, Inc.*	32,157	209,342
JetBlue Airways Corp.*	53,244	282,193
SkyWest, Inc.	5,668	37,012
Spirit Airlines, Inc.*	15,546	302,525
US Airways Group, Inc.*(a)	39,259	523,323

Total Airlines		1,622,106

Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc.*	68,003	713,351
Cooper Tire & Rubber Co.	29,067	509,835
Dorman Products, Inc.*	10,122	253,961
Drew Industries, Inc.*	5,087	141,673
Exide Technologies*	30,308	101,835
Fuel Systems Solutions, Inc.*(a)	1,131	18,876
Modine Manufacturing Co.*	11,099	76,916
Spartan Motors, Inc.	2,916	15,280
Standard Motor Products, Inc.	6,307	88,803
Stoneridge, Inc.*	6,213	42,310
Superior Industries International, Inc.	12,480	204,298

Total Auto Components		2,167,138

Automobiles - 0.0%
Winnebago Industries, Inc.*(a)	1,868	19,035

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,438	156,714
National Beverage Corp.*	10,170	151,940

Total Beverages		308,654

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*	3,915	92,237
Astex Pharmaceuticals*	27,743	57,983
Aveo Pharmaceuticals, Inc.*(a)	11,239	136,666
Emergent Biosolutions, Inc.*	4,887	74,038
Exelixis, Inc.*(a)	8,079	44,677
Genomic Health, Inc.*	1,030	34,402
Ligand Pharmaceuticals, Inc. Class B*	1,161	19,667
Maxygen, Inc.*	11,683	69,631
Momenta Pharmaceuticals, Inc.*(a)	53,709	726,146
Neurocrine Biosciences, Inc.*	17,325	137,041
Osiris Therapeutics, Inc.*(a)	10,786	118,322
PDL BioPharma, Inc.(a)	122,490	812,109
Progenics Pharmaceuticals, Inc.*	1,148	11,227
Sciclone Pharmaceuticals, Inc.*	16,808	117,824
SIGA Technologies, Inc.*(a)	9,372	26,898
Spectrum Pharmaceuticals, Inc.*(a)	12,752	198,421

Total Biotechnology		2,677,289

Building Products - 0.3%
AAON, Inc.	3,602	67,898
Ameresco, Inc. Class A*	11,431	136,372
Gibraltar Industries, Inc.*	686	7,121
Quanex Building Products Corp.	3,463	61,918
Trex Co., Inc.*	1,050	31,594
Universal Forest Products, Inc.	949	36,992

Total Building Products		341,895

Capital Markets - 3.1%
Arlington Asset Investment Corp. Class A	2,923	63,458
Artio Global Investors, Inc.	56,894	199,129
BGC Partners, Inc. Class A	19,426	114,031
BlackRock Kelso Capital Corp.(a)	32,637	318,537
Calamos Asset Management, Inc. Class A	6,534	74,814
Diamond Hill Investment Group, Inc.	770	60,283
Duff & Phelps Corp. Class A	4,520	65,540
Edelman Financial Group, Inc.	4,838	42,091
Epoch Holding Corp.	4,025	91,690
Evercore Partners, Inc. Class A	1,532	35,833
Fidus Investment Corp.	667	10,118
Fifth Street Finance Corp.(a)	24,459	244,101
Financial Engines, Inc.*(a)	3,246	69,627
FXCM, Inc. Class A	3,623	42,607
GFI Group, Inc.	21,409	76,216
Gladstone Investment Corp.	19,012	140,499
Golub Capital BDC, Inc.	6,034	91,053
Greenhill & Co., Inc.	3,203	114,187
Hercules Technology Growth Capital, Inc.	16,909	191,748
HFF, Inc. Class A*	11,540	160,868
Horizon Technology Finance Corp.	2,593	42,759
INTL FCStone, Inc.*	4,095	79,238
JMP Group, Inc.	3,834	23,694
Main Street Capital Corp.(a)	10,313	249,575
Medallion Financial Corp.	5,903	62,690
Medley Capital Corp.	2,188	26,344
MVC Capital, Inc.	1,995	25,835
New Mountain Finance Corp.	9,110	129,271
Oppenheimer Holdings, Inc. Class A	5,525	86,853
PennantPark Investment Corp.	4,326	44,774
Piper Jaffray Cos.*	3,524	82,567
Prospect Capital Corp.	43,113	491,057
Solar Capital Ltd.	9,324	207,552
THL Credit, Inc.	7,279	98,048
TICC Capital Corp.	14,536	140,999
Triangle Capital Corp.(a)	11,130	253,541
US Global Investors, Inc. Class A	4,352	19,018
Virtus Investment Partners, Inc.*	246	19,926
Westwood Holdings Group, Inc.	1,441	53,692

Total Capital Markets		4,343,863

Chemicals - 4.8%
A. Schulman, Inc.	7,753	153,897
American Vanguard Corp.	6,008	159,753

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    139

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Calgon Carbon Corp.*	13,126	$186,652
Ferro Corp.*	64,975	311,880
FutureFuel Corp.(a)	10,661	112,047
Georgia Gulf Corp.	15,993	410,540
H.B. Fuller Co.	14,278	438,335
Hawkins, Inc.	2,105	80,369
Innophos Holdings, Inc.	6,851	386,807
Innospec, Inc.*	12,790	378,712
KMG Chemicals, Inc.	2,420	46,658
Koppers Holdings, Inc.	6,844	232,696
Kraton Performance Polymers, Inc.*	25,568	560,195
Landec Corp.*	5,533	47,363
LSB Industries, Inc.*	9,569	295,778
Minerals Technologies, Inc.	4,836	308,440
OM Group, Inc.*	542	10,298
Omnova Solutions, Inc.*	78,205	589,666
PolyOne Corp.	60,021	821,087
Quaker Chemical Corp.	4,611	213,074
Stepan Co.	3,468	326,616
TPC Group, Inc.*	11,411	421,636
Tredegar Corp.	5,433	79,104
Zep, Inc.	4,272	58,655

Total Chemicals		6,630,258

Commercial Banks - 8.5%
1st Source Corp.	6,947	157,002
1st United Bancorp, Inc.*	3,397	21,095
Alliance Financial Corp.	1,628	55,906
Arrow Financial Corp.	3,642	88,027
BancFirst Corp.	4,666	195,552
Bancorp, Inc. (The)*	3,735	35,296
BancorpSouth, Inc.	14,924	216,696
Bank of Marin Bancorp	1,707	63,176
Bank of the Ozarks, Inc.	13,808	415,345
BBCN Bancorp, Inc.*	11,067	120,520
Boston Private Financial Holdings, Inc.	3,636	32,469
Bridge Bancorp, Inc.	1,799	42,438
Bryn Mawr Bank Corp.	4,039	85,102
Camden National Corp.	3,330	121,945
Capital City Bank Group, Inc.	2,778	20,474
Cardinal Financial Corp.	9,072	111,404
Cathay General Bancorp	21,322	352,026
Chemical Financial Corp.	7,598	163,357
Citizens & Northern Corp.	4,711	89,745
City Holding Co.(a)	4,905	165,249
CNB Financial Corp.	3,052	49,778
Columbia Banking System, Inc.	9,667	181,933
Community Bank System, Inc.	10,182	276,136
Community Trust Bancorp, Inc.	5,177	173,378
CVB Financial Corp.	28,660	333,889
Eagle Bancorp, Inc.*	5,494	86,530
Enterprise Financial Services Corp.	8,176	89,609
Financial Institutions, Inc.	4,528	76,433
First Bancorp	1,572	13,975
First Bancorp, Inc.	2,878	48,926
First Busey Corp.	20,163	97,387
First Commonwealth Financial Corp.	27,419	184,530
First Community Bancshares, Inc.	7,023	101,342
First Financial Bancorp	15,622	249,640
First Financial Bankshares, Inc.(a)	8,495	293,587
First Financial Corp.	4,063	117,827
First Interstate Bancsystem, Inc.	12,434	177,060
First Merchants Corp.	2,344	29,206
First of Long Island Corp. (The)	2,719	78,769
German American Bancorp, Inc.	3,690	75,645
Glacier Bancorp, Inc.	15,314	237,214
Great Southern Bancorp, Inc.	3,508	96,751
Hanmi Financial Corp.	16,069	168,403
Heartland Financial USA, Inc.	4,850	116,400
Heritage Commerce Corp.*	5,984	38,896
Heritage Financial Corp.	1,733	25,388
Home Bancshares, Inc.	4,051	123,880
Hudson Valley Holding Corp.	5,803	105,034
Independent Bank Corp.	6,822	199,271
Lakeland Bancorp, Inc.	7,441	78,279
Lakeland Financial Corp.	4,339	116,415
MainSource Financial Group, Inc.	8,842	104,601
MB Financial, Inc.	2,904	62,552
Merchants Bancshares, Inc.	1,955	53,860
National Bankshares, Inc.	2,379	71,655
NBT Bancorp, Inc.	10,661	230,171
Old National Bancorp	19,730	236,957
OmniAmerican Bancorp, Inc.*	691	14,808
Oriental Financial Group, Inc.	16,096	178,344
Pacific Capital Bancorp NA*(a)	11,760	537,785
Pacific Continental Corp.	3,324	29,484
PacWest Bancorp	6,140	145,334
Park National Corp.(a)	4,266	297,553
Pinnacle Financial Partners, Inc.*	9,019	175,961
PrivateBancorp, Inc.	13,302	196,338
Renasant Corp.	4,824	75,785
Republic Bancorp, Inc. Class A	15,629	347,745
S&T Bancorp, Inc.(a)	7,928	146,430
S.Y. Bancorp, Inc.	4,537	108,661
Sandy Spring Bancorp, Inc.	7,696	138,528
SCBT Financial Corp.	1,082	38,141
Simmons First National Corp. Class A(a)	3,538	82,259
Southside Bancshares, Inc.	7,194	161,721
State Bank Financial Corp.*	11,360	172,218
StellarOne Corp.	4,361	54,425
Sterling Bancorp	7,299	72,844
Texas Capital Bancshares, Inc.*(a)	8,851	357,492
Tompkins Financial Corp.(a)	3,496	131,729
TowneBank	6,740	94,360
Trico Bancshares	3,902	60,091
Union First Market Bankshares Corp.	7,274	105,109
Univest Corp. of Pennsylvania	4,883	80,716
Virginia Commerce Bancorp, Inc.*	11,698	98,614
Washington Banking Co.	5,090	70,751
Washington Trust Bancorp, Inc.	4,790	116,780
WesBanco, Inc.	9,166	194,869
West Bancorp., Inc.	4,854	46,162
West Coast Bancorp*	3,846	75,574
Wintrust Financial Corp.	4,231	150,201

Total Commercial Banks		11,910,943

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	13,195	258,094
ACCO Brands Corp.*	5,463	56,487
At Cross Co. Class A*	2,765	27,291
Brink’s Co. (The)	14,742	341,720
Consolidated Graphics, Inc.*	2,781	80,788
Courier Corp.	1,987	26,328
Deluxe Corp.	25,475	635,346
Encore Capital Group, Inc.*	11,390	337,372
EnergySolutions, Inc.*	16,966	28,673
Ennis, Inc.	11,944	183,699
Fuel Tech, Inc.*	3,175	15,494
G&K Services, Inc. Class A	4,656	145,221
Geo Group, Inc. (The)*	18,659	423,932
InnerWorkings, Inc.*(a)	5,740	77,662

See Notes to Schedule of Investments.

140    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Interface, Inc. Class A	8,481	$115,596
Intersections, Inc.	7,414	117,512
Kimball International, Inc. Class B	3,431	26,419
Knoll, Inc.	14,321	192,188
McGrath Rentcorp	7,026	186,189
Metalico, Inc.*	24,667	54,267
Mobile Mini, Inc.*	5,126	73,814
Multi-Color Corp.	3,672	81,665
NL Industries, Inc.	16,682	208,025
Quad Graphics, Inc.	2,551	36,683
Schawk, Inc.	6,624	84,125
Standard Parking Corp.*	4,062	87,414
Steelcase, Inc. Class A	13,794	124,560
SYKES Enterprises, Inc.*	12,710	202,852
Team, Inc.*	4,054	126,404
TMS International Corp. Class A*	9,054	90,268
U.S. Ecology, Inc.	3,568	63,296
UniFirst Corp.	5,255	335,006
Viad Corp.	2,223	44,460

Total Commercial Services & Supplies		4,888,850

Communications Equipment - 0.9%
Anaren, Inc.*	3,262	63,935
Bel Fuse, Inc. Class B	2,675	47,107
Black Box Corp.	7,213	207,013
CalAmp Corp.*	1,774	13,003
Communications Systems, Inc.	3,282	36,660
Comtech Telecommunications Corp.	8,020	229,212
Digi International, Inc.*	3,982	40,776
Globecomm Systems, Inc.*	5,040	51,106
Ixia*	6,722	80,798
Oplink Communications, Inc.*	10,914	147,666
Procera Networks, Inc.*	479	11,645
TESSCO Technologies, Inc.	3,442	75,896
Westell Technologies, Inc. Class A*	122,692	292,007

Total Communications Equipment		1,296,824

Computers & Peripherals - 1.0%
3D Systems Corp.*(a)	10,014	341,878
Cray, Inc.*	22,880	276,390
Datalink Corp.*	4,685	44,742
Electronics For Imaging, Inc.*	6,380	103,675
Quantum Corp.*	1,954	3,967
Rimage Corp.	2,326	18,608
STEC, Inc.*(a)	18,922	147,591
Stratasys, Inc.*	2,369	117,384
Super Micro Computer, Inc.*	10,822	171,637
Synaptics, Inc.*(a)	7,338	210,087

Total Computers & Peripherals		1,435,959

Construction & Engineering - 0.9%
Aegion Corp. Class A*	7,439	133,084
Comfort Systems USA, Inc.	4,888	48,978
Dycom Industries, Inc.*	3,252	60,520
Furmanite Corp.*	9,804	47,647
Great Lakes Dredge & Dock Corp.	11,026	78,505
Layne Christensen Co.*	6,080	125,795
Michael Baker Corp.*	2,502	65,277
MYR Group, Inc.*	4,058	69,229
Northwest Pipe Co.*	1,083	26,274
Pike Electric Corp.*	3,422	26,418
Primoris Services Corp.	15,536	186,432
Sterling Construction Co., Inc.*	6,026	61,586
Tutor Perini Corp.*	25,133	318,435

Total Construction & Engineering		1,248,180

Construction Materials - 0.0%
Eagle Materials, Inc.	707	26,399

Consumer Finance - 1.4%
DFC Global Corp.*	11,712	215,852
First Cash Financial Services, Inc.*	7,398	297,178
Nelnet, Inc. Class A	38,772	891,756
Netspend Holdings, Inc.*(a)	15,928	146,378
World Acceptance Corp.*(a)	5,419	356,570

Total Consumer Finance		1,907,734

Containers & Packaging - 0.3%
AEP Industries, Inc.*	744	32,401
Boise, Inc.	56,179	369,658
Myers Industries, Inc.	3,320	56,971

Total Containers & Packaging		459,030

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,230	107,352
VOXX International Corp.*	15,243	142,065
Weyco Group, Inc.	2,614	60,593

Total Distributors		310,010

Diversified Consumer Services - 2.6%
American Public Education, Inc.*(a)	3,595	115,040
Bridgepoint Education, Inc.*(a)	32,909	717,416
Capella Education Co.*	6,907	240,087
Career Education Corp.*	112,613	753,381
Collectors Universe, Inc.	1,726	25,338
Grand Canyon Education, Inc.*	11,609	243,092
K12, Inc.*(a)	2,553	59,485
Lincoln Educational Services Corp.	21,224	137,956
Mac-Gray Corp.	721	10,159
Matthews International Corp. Class A	9,469	307,648
Regis Corp.	9,910	177,984
Stewart Enterprises, Inc. Class A	16,842	120,252
Strayer Education, Inc.(a)	5,036	549,025
Universal Technical Institute, Inc.	8,505	114,902

Total Diversified Consumer Services		3,571,765

Diversified Financial Services - 0.4%
Gain Capital Holdings, Inc.	44,844	223,772
Interactive Brokers Group, Inc. Class A	5,317	78,266
Life Partners Holdings, Inc.	18,715	39,863
MarketAxess Holdings, Inc.	6,292	167,619
Marlin Business Services Corp.	1,598	26,191
NewStar Financial, Inc.*	5,394	69,906
PHH Corp.*	273	4,772

Total Diversified Financial Services		610,389

Diversified Telecommunication Services - 0.7%
8x8, Inc.*(a)	7,086	29,761
Atlantic Tele-Network, Inc.	1,924	64,896
Boingo Wireless, Inc.*(a)	6,588	76,553
Cincinnati Bell, Inc.*	18,247	67,879
Cogent Communications Group, Inc.*	1,020	19,635
Consolidated Communications Holdings, Inc.	5,362	79,358
General Communication, Inc. Class A*	2,339	19,437
HickoryTech Corp.	3,485	38,718
IDT Corp. Class B	10,637	104,349
Iridium Communications, Inc.*(a)	21,546	193,052
Neutral Tandem, Inc.*	10,616	139,919
Premiere Global Services, Inc.*	6,768	56,783
SureWest Communications	1,037	21,850
Vonage Holdings Corp.*	29,891	60,081

Total Diversified Telecommunication Services		972,271

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    141

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Electric Utilities - 0.5%
Empire District Electric Co. (The)	11,289	$238,198
MGE Energy, Inc.	5,957	281,766
Otter Tail Corp.	3,749	85,740
Unitil Corp.	1,717	45,500

Total Electric Utilities		651,204

Electrical Equipment - 0.9%
AZZ, Inc.	3,483	213,369
Coleman Cable, Inc.	7,901	68,660
Encore Wire Corp.	6,069	162,528
Franklin Electric Co., Inc.	5,649	288,833
Global Power Equipment Group, Inc.	10,433	227,857
LSI Industries, Inc.	5,227	37,216
Powell Industries, Inc.*	945	35,305
Preformed Line Products Co.	2,080	120,453
Vicor Corp.	9,457	65,631

Total Electrical Equipment		1,219,852

Electronic Equipment, - Instruments & Components - 4.6%
Badger Meter, Inc.	3,453	129,660
Benchmark Electronics, Inc.*	20,693	288,667
Brightpoint, Inc.*	18,783	101,616
CTS Corp.	7,097	66,854
Daktronics, Inc.	4,844	33,472
DTS, Inc.*	2,474	64,522
Electro Rent Corp.	5,854	95,010
Electro Scientific Industries, Inc.	6,363	75,211
FARO Technologies, Inc.*	1,599	67,286
Insight Enterprises, Inc.*	23,798	400,520
Kemet Corp.*	51,314	308,397
LeCroy Corp.*	5,287	75,393
Littelfuse, Inc.	8,264	470,139
Measurement Specialties, Inc.*	4,170	135,567
Mercury Computer Systems, Inc.*	5,024	64,960
Methode Electronics, Inc.	8,028	68,318
MTS Systems Corp.	5,094	196,374
Multi-Fineline Electronix, Inc.*	7,566	186,426
Newport Corp.*	17,830	214,317
OSI Systems, Inc.*	3,011	190,717
Park Electrochemical Corp.	4,175	108,049
PC Connection, Inc.	10,631	112,901
Plexus Corp.*	12,728	358,930
Power-One, Inc.*	144,969	655,260
RealD, Inc.*(a)	7,355	110,031
Richardson Electronics Ltd.	1,188	14,648
Rofin-Sinar Technologies, Inc.*	10,795	204,349
Rogers Corp.*	4,111	162,837
Sanmina-SCI Corp.*	30,550	250,204
Scansource, Inc.*	8,887	272,298
SYNNEX Corp.*	18,611	641,893
TTM Technologies, Inc.*	23,134	217,691
Vishay Precision Group, Inc.*	2,947	41,111
Zygo Corp.*	4,586	81,906

Total Electronic Equipment, Instruments & Components		6,465,534

Energy Equipment & Services - 0.6%
Basic Energy Services, Inc.*	4,975	51,342
Global Geophysical Services, Inc.*	1,404	8,593
Heckmann Corp.*(a)	1,555	5,256
ION Geophysical Corp.*	15,315	100,926
Matrix Service Co.*	9,095	103,228
Mitcham Industries, Inc.*	1,832	31,089
Natural Gas Services Group, Inc.*	2,448	36,279
Newpark Resources*	34,220	201,898
OYO Geospace Corp.*	1,653	148,753
Parker Drilling Co.*	14,222	64,141
PHI, Inc.*	194	5,395
RigNet, Inc.*	1,238	21,529
TGC Industries, Inc.*	4,704	45,676

Total Energy Equipment & Services		824,105

Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	8,645	368,796
Ingles Markets, Inc. Class A	8,996	144,206
Nash Finch Co.	6,260	134,465
Pantry, Inc. (The)*	5,166	75,940
Spartan Stores, Inc.	6,775	122,831
Susser Holdings Corp.*	7,221	268,404
Village Super Market, Inc. Class A	2,769	90,214
Weis Markets, Inc.	6,856	305,229

Total Food & Staples Retailing		1,510,085

Food Products - 0.8%
B&G Foods, Inc.	9,013	239,746
Calavo Growers, Inc.(a)	1,919	49,088
Cal-Maine Foods, Inc.(a)	6,301	246,369
Chiquita Brands International, Inc.*	26,784	133,920
Diamond Foods, Inc.(a)	6,242	111,357
J&J Snack Foods Corp.	3,689	218,020
Omega Protein Corp.*	13,317	98,013
Seneca Foods Corp. Class A*	1,055	28,380
Smart Balance, Inc.*	5,637	52,931

Total Food Products		1,177,824

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	2,421	105,846
Laclede Group, Inc. (The)	6,200	246,822

Total Gas Utilities		352,668

Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.*	1,878	69,486
Analogic Corp.	1,148	71,176
AngioDynamics, Inc.*	2,069	24,849
Arthrocare Corp.*	3,538	103,593
Atrion Corp.	424	86,911
Cantel Medical Corp.	4,577	124,723
Conceptus, Inc.*	22,988	455,622
CONMED Corp.	5,119	141,643
CryoLife, Inc.*	6,573	34,377
Cyberonics, Inc.*	3,822	171,761
DynaVox, Inc. Class A*	2,456	2,751
Exactech, Inc.*	2,457	41,204
Greatbatch, Inc.*	6,064	137,713
ICU Medical, Inc.*	3,160	168,681
Integra LifeSciences Holdings Corp.*	5,406	200,995
Invacare Corp.	9,814	151,430
Meridian Bioscience, Inc.	5,560	113,757
Merit Medical Systems, Inc.*	6,351	87,707
Natus Medical, Inc.*	4,514	52,453
Neogen Corp.*	2,545	117,579
NuVasive, Inc.*	22,453	569,408
Quidel Corp.*(a)	1,602	25,119
RTI Biologics, Inc.*	7,352	27,643
Spectranetics Corp.*	954	10,895
STAAR Surgical Co.*	182	1,414
Symmetry Medical, Inc.*	5,217	44,762
Synergetics USA, Inc.*	3,389	15,115
Vascular Solutions, Inc.*	7,298	91,663
Wright Medical Group, Inc.*	808	17,251
Young Innovations, Inc.	2,024	69,808

Total Health Care Equipment & Supplies		3,231,489

See Notes to Schedule of Investments.

142    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Health Care Providers & Services - 3.3%
Air Methods Corp.*	2,325	$228,431
Almost Family, Inc.*	6,362	142,127
Amedisys, Inc.*	1,419	17,667
AMN Healthcare Services, Inc.*	1,897	11,249
Amsurg Corp.*	7,748	232,285
Assisted Living Concepts, Inc. Class A	5,749	81,751
Bio-Reference Labs, Inc.*(a)	8,667	227,769
Capital Senior Living Corp.*	2,304	24,422
Chemed Corp.	6,749	407,910
Chindex International, Inc.*	1,717	16,827
Corvel Corp.*	2,748	134,652
Cross Country Healthcare, Inc.*	2,982	13,031
Ensign Group, Inc. (The)	7,756	219,262
Five Star Quality Care, Inc.*	27,837	85,460
Hanger Orthopedic Group, Inc.*	8,894	228,042
Healthways, Inc.*	13,348	106,517
IPC The Hospitalist Co., Inc.*	2,487	112,711
Kindred Healthcare, Inc.*	13,802	135,674
Landauer, Inc.	1,863	106,806
Metropolitan Health Networks, Inc.*	13,264	126,936
MModal, Inc.*	14,894	193,324
Molina Healthcare, Inc.*	13,475	316,123
MWI Veterinary Supply, Inc.*	2,410	247,676
National Healthcare Corp.	5,274	238,543
PharMerica Corp.*	6,100	66,612
Providence Service Corp. (The)*	4,582	62,819
Sunrise Senior Living, Inc.*(a)	11,366	82,858
Triple-S Management Corp. Class B*	11,672	213,364
U.S. Physical Therapy, Inc.	3,405	86,589
Universal American Corp. *	36,700	386,451

Total Health Care Providers & Services		4,553,888

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	2,144	122,680
Epocrates, Inc.*(a)	2,583	20,716
HealthStream, Inc.*	1,449	37,674
Medidata Solutions, Inc.*	6,362	207,846
Merge Healthcare, Inc.*	436	1,247
Omnicell, Inc.*	1,805	26,425

Total Health Care Technology		416,588

Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises*	5,953	137,752
Ameristar Casinos, Inc.	2,454	43,608
Biglari Holdings, Inc.*	247	95,438
Bob Evans Farms, Inc.	7,737	311,027
Bravo Brio Restaurant Group, Inc.*	15,222	271,408
Caribou Coffee Co., Inc.*(a)	10,422	134,548
Carrols Restaurant Group, Inc.*	5,168	30,698
CEC Entertainment, Inc.	6,418	233,423
Churchill Downs, Inc.	4,218	247,976
Cracker Barrel Old Country Store, Inc.	6,431	403,867
Denny’s Corp.*	21,743	96,539
Einstein Noah Restaurant Group, Inc.	2,882	50,608
Fiesta Restaurant Group, Inc.*	5,168	68,373
International Speedway Corp. Class A	9,260	242,427
Interval Leisure Group, Inc.	11,416	217,018
Isle of Capri Casinos, Inc.*	1,151	7,102
Jack In The Box, Inc.*	12,170	339,300
Krispy Kreme Doughnuts, Inc.*	8,560	54,698
Marcus Corp.	5,800	79,808
Multimedia Games Holding Co., Inc.*	2,897	40,558
Papa John’s International, Inc.*	5,749	273,480
Peet’s Coffee & Tea, Inc.*(a)	1,381	82,915
Pinnacle Entertainment, Inc.*	5,782	55,623
Red Robin Gourmet Burgers, Inc.*	2,703	82,468
Ruby Tuesday, Inc.*	23,870	162,555
Ruth’s Hospitality Group, Inc.*	10,527	69,478
Shuffle Master, Inc.*	9,838	135,764
Sonic Corp.*	10,887	109,088
Speedway Motorsports, Inc.	13,749	232,496
Texas Roadhouse, Inc.	16,995	313,218
Town Sports International Holdings, Inc.*	2,270	30,168
WMS Industries, Inc.*(a)	12,761	254,582

Total Hotels, Restaurants & Leisure		4,908,011

Household Durables - 1.0%
American Greetings Corp. Class A(a)	20,307	296,888
Blyth, Inc.	3,220	111,283
Cavco Industries, Inc.*	1,314	67,382
CSS Industries, Inc.	1,928	39,620
Ethan Allen Interiors, Inc.	5,836	116,312
iRobot Corp.*	4,698	104,061
La-Z-Boy, Inc.*	24,268	298,254
Libbey, Inc.*	7,459	114,645
Lifetime Brands, Inc.	6,330	78,935
Sealy Corp.*(a)	27,407	50,703
Universal Electronics, Inc.*	4,585	60,384
Zagg, Inc.*(a)	4,977	54,299

Total Household Durables		1,392,766

Household Products - 0.2%
Central Garden and Pet Co. Class A*	14,171	154,322
WD-40 Co.	3,567	177,673

Total Household Products		331,995

Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.	998	21,347

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	3,178	221,157
Standex International Corp.	4,382	186,542

Total Industrial Conglomerates		407,699

Insurance - 3.2%
American Equity Investment Life Holding Co.	27,322	300,815
AMERISAFE, Inc.*	4,372	113,453
Citizens, Inc.*(a)	5,074	49,472
Crawford & Co. Class B	40,768	166,741
Donegal Group, Inc. Class A	518	6,879
eHealth, Inc.*	3,381	54,468
Employers Holdings, Inc.	11,021	198,819
FBL Financial Group, Inc. Class A	13,544	379,367
Horace Mann Educators Corp.	9,967	174,223
Infinity Property & Casualty Corp.	3,142	181,199
Kansas City Life Insurance Co.	3,224	113,453
Meadowbrook Insurance Group, Inc.	18,021	158,405
National Financial Partners Corp.*	12,281	164,565
National Interstate Corp.	4,373	116,278
National Western Life Insurance Co. Class A	1,827	259,288
Navigators Group, Inc. (The)*	1,589	79,529
Phoenix Cos., Inc. (The)*	149,103	275,841
Presidential Life Corp.	5,084	49,976
Safety Insurance Group, Inc.	2,039	82,865
Selective Insurance Group, Inc.	6,976	121,452
Stewart Information Services Corp.	1,512	23,209
Symetra Financial Corp.	82,474	1,040,822
Tower Group, Inc.	13,853	289,112
Universal Insurance Holdings, Inc.	30,275	103,238

Total Insurance		4,503,469

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    143

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A*	9,234	$32,227
Blue Nile, Inc.*(a)	1,360	40,406
Nutrisystem, Inc.	5,963	68,932
PetMed Express, Inc.(a)	6,950	84,512
Shutterfly, Inc.*	1,750	53,707

Total Internet & Catalog Retail		279,784

Internet Software & Services - 1.6%
Ancestry.com, Inc.*(a)	10,355	285,073
Blucora, Inc.*	4,129	50,869
Constant Contact, Inc.*	1,003	17,934
DealerTrack Holdings, Inc.*	818	24,630
Dice Holdings, Inc.*	14,084	132,249
Digital River, Inc.*	4,716	78,380
Earthlink, Inc.	23,331	173,583
EasyLink Services International Corp. Class A*	23,045	166,846
Envestnet, Inc.*	2,375	28,500
Intralinks Holdings, Inc.*	1,503	6,583
Keynote Systems, Inc.	10,131	150,445
Liquidity Services, Inc.*	964	49,347
LivePerson, Inc.*	3,322	63,317
LogMein, Inc.*	931	28,414
Monster Worldwide, Inc.*	16,055	136,468
NIC, Inc.	6,888	87,478
OpenTable, Inc.*(a)	2,025	91,145
Perficient, Inc.*	4,654	52,264
QuinStreet, Inc.*(a)	10,501	97,239
Responsys, Inc.*	4,493	54,455
SciQuest, Inc.*	696	12,500
SPS Commerce, Inc.*	147	4,466
Stamps.com, Inc.*	2,141	52,819
TechTarget, Inc.*	2,303	11,607
Travelzoo, Inc.*(a)	2,813	63,911
United Online, Inc.	40,602	171,340
XO Group, Inc.*	2,317	20,552
Zix Corp.*	63,048	163,925

Total Internet Software & Services		2,276,339

IT Services - 1.6%
Acxiom Corp.*	19,423	293,482
Cass Information Systems, Inc.	2,466	99,256
Computer Task Group, Inc.*	3,262	48,897
CSG Systems International, Inc.*	7,767	134,214
Dynamics Research Corp.*	4,075	23,676
Echo Global Logistics, Inc.*(a)	2,557	48,736
Euronet Worldwide, Inc.*	2,794	47,833
ExlService Holdings, Inc.*	5,595	137,861
Forrester Research, Inc.	2,221	75,203
Global Cash Access Holdings, Inc.*	4,661	33,606
Hackett Group, Inc. (The)*	16,354	91,092
Heartland Payment Systems, Inc.	6,788	204,183
Higher One Holdings, Inc.*(a)	7,153	87,410
iGate Corp.*	8,871	150,984
NCI, Inc. Class A*	6,139	24,863
PRGX Global, Inc.*	3,558	28,286
ServiceSource International, Inc.*(a)	3,261	45,165
TeleTech Holdings, Inc.*	15,430	246,880
TNS, Inc.*	433	7,768
Unisys Corp.*	20,146	393,854
Virtusa Corp.*	4,582	61,170

Total IT Services		2,284,419

Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.*	3,843	140,500
Black Diamond, Inc.*	453	4,281
JAKKS Pacific, Inc.	8,440	135,125
Leapfrog Enterprises, Inc.*	7,940	81,464
Steinway Musical Instruments*	995	24,378
Sturm Ruger & Co., Inc.(a)	4,369	175,415
Summer Infant, Inc.*	2,679	8,787

Total Leisure Equipment & Products		569,950

Life Sciences Tools & Services - 0.2%
Cambrex Corp.*	8,530	80,267
eResearch Technology, Inc.*	11,224	89,680
Harvard Bioscience, Inc.*	4,992	18,820
Luminex Corp.*	2,868	70,237
Medtox Scientific, Inc.*	1,173	31,624

Total Life Sciences Tools & Services		290,628

Machinery - 3.8%
Alamo Group, Inc.	4,003	125,574
Albany International Corp. Class A	9,661	180,757
Altra Holdings, Inc.	8,289	130,800
Ampco-Pittsburgh Corp.	4,787	87,746
Astec Industries, Inc.*	4,671	143,306
Blount International, Inc.*	14,900	218,285
Briggs & Stratton Corp.	17,454	305,271
Cascade Corp.	3,499	164,628
CIRCOR International, Inc.	4,049	138,030
Commercial Vehicle Group, Inc.*	4,951	42,678
Douglas Dynamics, Inc.	4,498	64,097
Dynamic Materials Corp.	1,952	33,828
EnPro Industries, Inc.*	6,171	230,610
ESCO Technologies, Inc.	7,772	283,212
Flow International Corp.*	2,295	7,229
Gorman-Rupp Co. (The)	4,718	140,596
Graham Corp.	2,012	37,463
Greenbrier Cos., Inc.*	386	6,786
Hurco Cos., Inc.*	1,265	25,920
John Bean Technologies Corp.	9,913	134,519
Kadant, Inc.*	4,449	104,329
Kaydon Corp.	6,817	145,816
L.B. Foster Co. Class A	2,913	83,341
Lindsay Corp.	2,868	186,133
Lydall, Inc.*	2,326	31,448
Meritor, Inc.*	51,124	266,867
Met-Pro Corp.	2,726	25,106
Miller Industries, Inc.	5,369	85,528
NACCO Industries, Inc. Class A	5,322	618,683
NN, Inc.*	12,884	131,546
PMFG, Inc.*	2,204	17,213
RBC Bearings, Inc.*	3,840	181,632
Sun Hydraulics Corp.	6,931	168,354
Tennant Co.	3,901	155,845
Titan International, Inc.	7,470	183,239
Trimas Corp.*	11,808	237,341
Twin Disc, Inc.	3,103	57,375
Wabash National Corp.*	7,139	47,260
Xerium Technologies, Inc.*	4,565	13,239

Total Machinery		5,241,630

Marine - 0.1%
International Shipholding Corp.	3,913	73,799

Media - 2.2%
Arbitron, Inc.	6,233	218,155
Belo Corp. Class A	47,499	305,894
Cumulus Media, Inc. Class A*	68,383	205,833
Digital Generation, Inc.*(a)	11,089	137,171

See Notes to Schedule of Investments.

144    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Entercom Communications Corp. Class A*	48,763	$293,553
EW Scripps Co. Class A*	2,301	22,113
Fisher Communications, Inc.*	1,177	35,204
Harte-Hanks, Inc.	19,930	182,160
Journal Communications, Inc. Class A*	18,845	97,240
Knology, Inc.*	6,450	126,871
LIN TV Corp. Class A*	26,009	78,547
National CineMedia, Inc.	11,853	179,810
New York Times Co. (The) Class A*	13,350	104,130
Scholastic Corp.	9,323	262,536
Sinclair Broadcast Group, Inc. Class A	31,883	288,860
Valassis Communications, Inc.*(a)	21,181	460,687
World Wrestling Entertainment, Inc. Class A(a)	16,517	129,163

Total Media		3,127,927

Metals & Mining - 1.8%
A.M. Castle & Co.*(a)	3,760	39,931
AMCOL International Corp.	5,600	158,536
Century Aluminum Co.*	29,412	215,590
Globe Specialty Metals, Inc.	22,357	300,254
Gold Resource Corp.	2,244	58,322
Handy & Harman Ltd.*	8,880	119,702
Haynes International, Inc.	2,583	131,578
Horsehead Holding Corp.*	19,408	193,304
Kaiser Aluminum Corp.	1,802	93,416
Materion Corp.	8,777	202,134
Metals USA Holdings Corp.*	18,792	298,981
Noranda Aluminum Holding Corp.	71,225	566,951
Olympic Steel, Inc.	3,773	61,953
RTI International Metals, Inc.*	1,229	27,812
Universal Stainless & Alloy*	2,001	82,241

Total Metals & Mining		2,550,705

Multiline Retail - 0.2%
Fred’s, Inc. Class A	9,155	139,980
Gordmans Stores, Inc.*	4,346	71,709
Tuesday Morning Corp.*	7,698	33,024

Total Multiline Retail		244,713

Multi-Utilities - 0.2%
CH Energy Group, Inc.	4,434	291,270

Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp.*(a)	6,523	20,808
Alon USA Energy, Inc.	14,157	119,768
Approach Resources, Inc.*(a)	2,289	58,461
Callon Petroleum Co.*	28,187	120,077
Carrizo Oil & Gas, Inc.*	822	19,325
Clayton Williams Energy, Inc.*(a)	4,769	230,724
Contango Oil & Gas Co.*	3,974	235,261
Delek US Holdings, Inc.	34,701	610,391
Energy Partners Ltd.*	10,470	176,943
Evolution Petroleum Corp.*	574	4,787
GeoResources, Inc.*	4,428	162,109
Green Plains Renewable Energy, Inc.*(a)	15,978	99,703
Houston American Energy Corp.*(a)	4,217	4,723
James River Coal Co.*(a)	8,240	22,330
Panhandle Oil and Gas, Inc. Class A	1,051	31,677
PDC Energy, Inc.*	283	6,939
Petroquest Energy, Inc.*(a)	2,698	13,490
Resolute Energy Corp.*(a)	12,498	119,606
REX American Resources Corp.*	695	13,566
Vaalco Energy, Inc.*	24,837	214,343
Venoco, Inc.*(a)	18,884	189,029
Warren Resources, Inc.*	25,109	60,262
Western Refining, Inc.	59,024	1,314,465

Total Oil, Gas & Consumable Fuels		3,848,787

Paper & Forest Products - 0.9%
Clearwater Paper Corp.*	7,730	263,748
Deltic Timber Corp.	356	21,709
KapStone Paper and Packaging Corp.*	15,477	245,310
Neenah Paper, Inc.	4,893	130,594
PH Glatfelter Co.	12,717	208,177
Schweitzer-Mauduit International, Inc.	3,707	252,595
Wausau Paper Corp.	11,656	113,413

Total Paper & Forest Products		1,235,546

Personal Products - 1.7%
Elizabeth Arden, Inc.*	5,028	195,137
Inter Parfums, Inc.	7,304	126,140
Medifast, Inc.*(a)	5,512	108,476
Nature’s Sunshine Products, Inc.(a)	4,808	72,601
Nutraceutical International Corp.*	5,582	85,125
Prestige Brands Holdings, Inc.*	13,392	211,727
Revlon, Inc. Class A*	85,794	1,220,849
Schiff Nutrition International, Inc.*	4,602	82,606
USANA Health Sciences, Inc.*(a)	6,590	270,981

Total Personal Products		2,373,642

Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.*(a)	8,699	27,315
Akorn, Inc.*	23,522	370,942
Columbia Laboratories, Inc.*	17,301	11,765
DepoMed, Inc.*	74,618	424,577
Hi-Tech Pharmacal Co., Inc.*	5,043	163,393
MAP Pharmaceuticals, Inc.*(a)	1,747	26,170
Medicines Co. (The)*	31,360	719,398
Obagi Medical Products, Inc.*	3,083	47,077
Santarus, Inc.*	1,578	11,188

Total Pharmaceuticals		1,801,825

Professional Services - 1.9%
Advisory Board Co. (The)*	2,130	105,627
Barrett Business Services, Inc.	2,132	45,070
CBIZ, Inc.*(a)	17,008	101,027
CDI Corp.	2,729	44,756
CRA International, Inc.*	2,591	38,062
Dolan Co. (The)*	8,267	55,637
Exponent, Inc.*	2,735	144,490
Franklin Covey Co.*	1,948	19,948
GP Strategies Corp.*	4,739	87,529
Hudson Global, Inc.*	7,047	29,386
Huron Consulting Group, Inc.*	3,652	115,586
ICF International, Inc.*	5,093	121,417
Insperity, Inc.	5,144	139,145
Kelly Services, Inc. Class A	15,913	205,437
Kforce, Inc.*	9,100	122,486
Korn/Ferry International*	15,978	229,284
Mistras Group, Inc.*	2,960	77,789
Navigant Consulting, Inc.*	11,701	147,901
On Assignment, Inc.*	943	15,050
Pendrell Corp.*	436,702	489,106
Resources Connection, Inc.	3,793	46,654
RPX Corp.*	8,046	115,460
TrueBlue, Inc.*	8,579	132,803
VSE Corp.	3,237	77,008

Total Professional Services		2,706,658

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    145

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Real Estate Investment Trusts (REITs) - 1.5%
Acadia Realty Trust	4,908	$113,767
Agree Realty Corp.	638	14,119
Chesapeake Lodging Trust	1,091	18,787
EastGroup Properties, Inc.	2,016	107,453
Franklin Street Properties Corp.	7,768	82,185
Getty Realty Corp.	13,112	251,095
Gladstone Commercial Corp.	260	4,332
Government Properties Income Trust	7,051	159,494
Investors Real Estate Trust	785	6,202
LTC Properties, Inc.	4,950	179,586
Medical Properties Trust, Inc.	8,371	80,529
Mission West Properties, Inc.	1,028	8,861
Monmouth Real Estate Investment Corp. Class A	5,441	63,769
National Health Investors, Inc.	6,366	324,157
One Liberty Properties, Inc.	2,404	45,267
Ramco-Gershenson Properties Trust	3,711	46,647
Retail Opportunity Investments Corp.(a)	3,138	37,844
Sabra Health Care REIT, Inc.	1,966	33,638
Saul Centers, Inc.	1,267	54,316
Sovran Self Storage, Inc.	2,795	140,002
Sun Communities, Inc.	86	3,805
Sunstone Hotel Investors, Inc.*	6,714	73,787
UMH Properties, Inc.	1,897	20,355
Universal Health Realty Income Trust	1,627	67,569
Urstadt Biddle Properties, Inc. Class A	4,129	81,630
Whitestone REIT Class B	229	3,162
Winthrop Realty Trust	7,439	90,458

Total Real Estate Investment Trusts (REITs)		2,112,816

Real Estate Management & Development - 0.1%
Forestar Group, Inc.*	9,311	119,274
Tejon Ranch Co.*	1,477	42,272

Total Real Estate Management & Development		161,546

Road & Rail - 0.5%
Celadon Group, Inc.	4,588	75,151
Marten Transport Ltd.	4,655	98,965
Quality Distribution, Inc.*	2,996	33,226
RailAmerica, Inc.*	11,643	281,761
Roadrunner Transportation Systems, Inc.*	6,367	107,539
Saia, Inc.*	2,865	62,715

Total Road & Rail		659,357

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Energy Industries, Inc.*	23,000	308,660
Amkor Technology, Inc.*(a)	111,616	544,686
ATMI, Inc.*	6,655	136,893
Axcelis Technologies, Inc.*	33,985	40,782
AXT, Inc.*	23,493	92,797
Brooks Automation, Inc.	33,542	316,636
Cabot Microelectronics Corp.	4,425	129,254
Ceva, Inc.*(a)	2,578	45,399
Cirrus Logic, Inc.*	44,924	1,342,329
Cohu, Inc.	8,141	82,713
Diodes, Inc.*(a)	14,537	272,860
Entegris, Inc.*	53,232	454,601
Entropic Communications, Inc.*	58,726	331,215
FSI International, Inc.*	10,074	36,166
GSI Technology, Inc.*	11,684	55,382
GT Advanced Technologies, Inc.*(a)	110,290	582,331
Inphi Corp.*	1,662	15,756
Integrated Device Technology, Inc.*	42,342	237,962
Integrated Silicon Solution, Inc.*	23,647	238,598
IXYS Corp.*	16,675	186,260
Kopin Corp.*	4,982	17,138
Kulicke & Soffa Industries, Inc.*	57,213	510,340
Lattice Semiconductor Corp.*	33,566	126,544
LTX-Credence Corp.*	23,817	159,574
Micrel, Inc.	16,476	157,016
MIPS Technologies, Inc.*	9,061	60,437
Monolithic Power Systems, Inc.*	4,396	87,349
Nanometrics, Inc.*	12,443	191,124
NVE Corp.*(a)	903	48,536
Omnivision Technologies, Inc.*	46,474	620,893
Pericom Semiconductor Corp.*	2,072	18,648
Photronics, Inc.*	9,722	59,304
Power Integrations, Inc.	4,419	164,829
Rambus, Inc.*	4,142	23,775
Rubicon Technology, Inc.*(a)	21,677	221,105
Rudolph Technologies, Inc.*(a)	14,234	124,121
Silicon Image, Inc.*	2,303	9,534
Spansion, Inc. Class A*	2,380	26,132
Standard Microsystems Corp.*	2,238	82,560
STR Holdings, Inc.*(a)	17,779	81,072
Supertex, Inc.*	1,706	32,158
TriQuint Semiconductor, Inc.*	74,694	410,817
Ultra Clean Holdings*	12,612	81,095
Ultratech, Inc.*	6,162	194,103
Veeco Instruments, Inc.*(a)	46,050	1,582,278
Volterra Semiconductor Corp.*	4,059	95,184

Total Semiconductors & Semiconductor Equipment		10,636,946

Software - 1.7%
ACI Worldwide, Inc.*	7,395	326,933
Actuate Corp.*	6,167	42,737
American Software, Inc. Class A	3,577	28,437
Bottomline Technologies, Inc.*	6,591	118,967
BroadSoft, Inc.*(a)	4,530	131,189
Digimarc Corp.	1,179	30,253
Ebix, Inc.(a)	14,056	280,417
EPIQ Systems, Inc.	4,176	51,156
ePlus, Inc.*	3,020	97,697
Interactive Intelligence Group, Inc.*	2,713	76,534
Majesco Entertainment Co.*(a)	12,299	24,598
Manhattan Associates, Inc.*	3,414	156,054
Monotype Imaging Holdings, Inc.*	5,596	93,845
Netscout Systems, Inc.*	7,081	152,879
Opnet Technologies, Inc.	1,745	46,400
Pegasystems, Inc.	812	26,780
PROS Holdings, Inc.*	1,146	19,276
SeaChange International, Inc.*	2,604	21,431
Sourcefire, Inc.*	887	45,592
Synchronoss Technologies, Inc.*	1,111	20,520
TeleCommunication Systems, Inc. Class A*	15,483	19,044
TeleNav, Inc.*	18,366	112,584
Tyler Technologies, Inc.*	3,506	141,467
VASCO Data Security International, Inc.*	10,025	82,004
Verint Systems, Inc.*	3,791	111,872
Websense, Inc.*	6,584	123,318

Total Software		2,381,984

Specialty Retail - 3.4%
America’s Car-Mart, Inc.*	3,027	117,599
Asbury Automotive Group, Inc.*	8,224	194,827
bebe Stores, Inc.	3,426	20,111
Big 5 Sporting Goods Corp.	7,058	53,358
Body Central Corp.*	2,806	25,254
Brown Shoe Co., Inc.	7,129	92,035
Casual Male Retail Group, Inc.*	18,203	66,077

See Notes to Schedule of Investments.

146    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2012

Investments	Shares	Value
Cato Corp. (The) Class A	9,857	$300,244
Citi Trends, Inc.*	2,297	35,466
Destination Maternity Corp.	5,502	118,843
Finish Line, Inc. (The) Class A	14,596	305,202
Group 1 Automotive, Inc.	5,730	261,345
Haverty Furniture Cos., Inc.	1,424	15,906
hhgregg, Inc.*(a)	12,589	142,382
Kirkland’s, Inc.*	6,399	71,989
Lithia Motors, Inc. Class A	7,726	178,084
Lumber Liquidators Holdings, Inc.*(a)	5,721	193,313
OfficeMax, Inc.*(a)	35,639	180,333
PEP Boys-Manny Moe & Jack (The)	15,648	154,915
RadioShack Corp.(a)	42,619	163,657
Rue21, Inc.*(a)	6,380	161,031
Select Comfort Corp.*	10,794	225,810
Shoe Carnival, Inc.*	6,669	143,317
Sonic Automotive, Inc. Class A	32,262	441,022
Stage Stores, Inc.	8,576	157,112
Stein Mart, Inc.*	19,781	157,259
Systemax, Inc.*	13,196	155,977
Vitamin Shoppe, Inc.*	4,526	248,613
West Marine, Inc.*	8,782	103,189
Wet Seal, Inc. (The) Class A*	23,053	72,848
Winmark Corp.	893	52,285
Zumiez, Inc.*(a)	4,453	176,339

Total Specialty Retail		4,785,742

Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc.	2,312	32,206
Delta Apparel, Inc.*	4,195	57,304
G-III Apparel Group Ltd.*	9,451	223,894
Jones Group, Inc. (The)	22,833	218,284
Maidenform Brands, Inc.*	10,450	208,164
Oxford Industries, Inc.	2,303	102,944
Perry Ellis International, Inc.*	9,252	191,979
True Religion Apparel, Inc.	5,416	156,956
Unifi, Inc.*	7,998	90,617

Total Textiles, Apparel & Luxury Goods		1,282,348

Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	39,397	386,091
Beneficial Mutual Bancorp, Inc.*	2,313	19,961
Berkshire Hills Bancorp, Inc.	2,037	44,814
Bofi Holding, Inc.*	5,323	105,183
Brookline Bancorp, Inc.	17,517	155,025
Dime Community Bancshares, Inc.	15,635	207,789
ESB Financial Corp.	4,019	53,051
ESSA Bancorp, Inc.	1,912	20,650
Federal Agricultural Mortgage Corp. Class C	2,940	77,116
First Defiance Financial Corp.	3,145	53,842
First PacTrust Bancorp, Inc.(a)	1,408	16,699
Flushing Financial Corp.	11,001	149,944
Fox Chase Bancorp, Inc.	1,351	19,508
Kearny Financial Corp.	3,512	34,031
Northfield Bancorp, Inc.(a)	4,724	67,128
OceanFirst Financial Corp.	6,140	88,170
Oritani Financial Corp.	9,005	129,582
Provident Financial Services, Inc.	16,358	251,095
Provident New York Bancorp	7,760	58,898
Rockville Financial, Inc.	2,083	24,100
Territorial Bancorp, Inc.	2,441	55,582
TrustCo Bank Corp.	22,638	123,604
United Financial Bancorp, Inc.	2,667	38,352
ViewPoint Financial Group	6,896	107,853
Walker & Dunlop, Inc.*	786	10,100
Westfield Financial, Inc.	2,807	20,491
WSFS Financial Corp.	1,704	68,859

Total Thrifts & Mortgage Finance		2,387,518

Tobacco - 0.3%
Universal Corp.	8,107	375,597

Trading Companies & Distributors - 1.5%
Aceto Corp.	4,931	44,527
Beacon Roofing Supply, Inc.*	10,019	252,679
CAI International, Inc.*	12,565	249,792
DXP Enterprises, Inc.*	3,668	152,185
Houston Wire & Cable Co.	5,721	62,531
Interline Brands, Inc.*	8,112	203,368
Kaman Corp.	8,746	270,601
Rush Enterprises, Inc. Class A*	9,529	155,799
TAL International Group, Inc.	16,275	545,050
Titan Machinery, Inc.*	5,913	179,578

Total Trading Companies & Distributors		2,116,110

Water Utilities - 0.5%
American States Water Co.	5,117	202,531
Artesian Resources Corp. Class A	1,259	27,119
California Water Service Group	10,981	202,819
Connecticut Water Service, Inc.	1,628	47,179
Middlesex Water Co.	3,173	60,287
SJW Corp.	2,772	66,556
York Water Co.	2,077	37,158

Total Water Utilities		643,649

Wireless Telecommunication Services - 0.5%
NTELOS Holdings Corp.	8,754	165,013
Shenandoah Telecommunications Co.	4,641	63,164
USA Mobility, Inc.	31,260	402,004

Total Wireless Telecommunication Services		630,181

TOTAL COMMON STOCKS (Cost: $130,329,934)		138,960,981

EXCHANGE-TRADED FUND - 0.2%
WisdomTree MidCap Earnings Fund (a)(b) (Cost: $243,660)	4,629	259,363

SHORT-TERM INVESTMENT - 0.4%

MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $537,233)	537,233	537,233

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.0%

MONEY MARKET FUND - 11.0%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $15,359,677)(d)	15,359,677	15,359,677

TOTAL INVESTMENTS IN SECURITIES - 111.2% (Cost: $146,470,504)(e)		155,117,254
Liabilities in Excess of Other Assets - (11.2)%		(15,672,752)

NET ASSETS - 100.0%		$139,444,502

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See note 2).
(b)	Affiliated company (See note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $14,955,917 and the total market value of the collateral held by the Fund was $15,359,677.
(e)	Aggregate cost for federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    147

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 100.9%
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.8%
BE Aerospace, Inc.*	386	$16,853
Curtiss-Wright Corp.	260	8,073
Goodrich Corp.	528	67,003
Hexcel Corp.*	368	9,491
Northrop Grumman Corp.	2,594	165,471
Raytheon Co.	2,924	165,469
Teledyne Technologies, Inc.*	190	11,714
Textron, Inc.	1,458	36,260
Triumph Group, Inc.	296	16,656

Total Aerospace & Defense		496,990

Airlines - 0.5%
Alaska Air Group, Inc.*	647	23,227
United Continental Holdings, Inc.*	4,506	109,631

Total Airlines		132,858

Auto Components - 0.2%
Lear Corp.	1,094	41,277

Beverages - 0.5%
Coca-Cola Enterprises, Inc.	2,107	59,080
Constellation Brands, Inc. Class A*	2,067	55,933
Monster Beverage Corp.*	355	25,276

Total Beverages		140,289

Biotechnology - 0.4%
Biogen Idec, Inc.*	787	113,627
Cubist Pharmaceuticals, Inc.*	251	9,515

Total Biotechnology		123,142

Building Products - 0.1%
Armstrong World Industries, Inc.	228	11,208
Owens Corning*	637	18,180

Total Building Products		29,388

Chemicals - 1.5%
Airgas, Inc.	253	21,254
Ashland, Inc.	217	15,040
CF Industries Holdings, Inc.	647	125,350
Cytec Industries, Inc.	234	13,722
Eastman Chemical Co.	949	47,801
FMC Corp.	636	34,013
H.B. Fuller Co.	228	7,000
NewMarket Corp.	71	15,379
Rockwood Holdings, Inc.	508	22,530
RPM International, Inc.	536	14,579
Sensient Technologies Corp.	269	9,880
Sherwin-Williams Co. (The)	302	39,970
Valspar Corp.	524	27,505
Westlake Chemical Corp.(a)	338	17,664

Total Chemicals		411,687

Commercial Banks - 0.0%
UMB Financial Corp.	181	9,273

Commercial Services & Supplies - 0.2%
ACCO Brands Corp.*	295	3,050
Cintas Corp.	543	20,965
Clean Harbors, Inc.*	162	9,140
Corrections Corp. of America	386	11,368
KAR Auction Services, Inc.*	585	10,056
Mine Safety Appliances Co.	136	5,473
Tetra Tech, Inc.*	228	5,946

Total Commercial Services & Supplies		65,998

Communications Equipment - 2.2%
Cisco Systems, Inc.	31,255	536,648
Motorola Solutions, Inc.	1,536	73,897
NETGEAR, Inc.*	191	6,592

Total Communications Equipment		617,137

Computers & Peripherals - 9.7%
Apple, Inc.*	4,182	2,442,288
Dell, Inc.*	18,097	226,575
Diebold, Inc.	354	13,066
NCR Corp.*	643	14,615
Western Digital Corp.*	1,797	54,773

Total Computers & Peripherals		2,751,317

Construction & Engineering - 0.1%
URS Corp.	680	23,718

Consumer Finance - 2.8%
American Express Co.	5,981	348,154
Capital One Financial Corp.	4,633	253,240
Discover Financial Services	5,661	195,757

Total Consumer Finance		797,151

Containers & Packaging - 0.4%
Ball Corp.	865	35,508
Bemis Co., Inc.	561	17,582
Graphic Packaging Holding Co.*	5,254	28,897
Rock-Tenn Co. Class A	435	23,729
Silgan Holdings, Inc.	304	12,978

Total Containers & Packaging		118,694

Distributors - 0.2%
Genuine Parts Co.	674	40,609
LKQ Corp.*	541	18,069
Pool Corp.	130	5,260

Total Distributors		63,938

Diversified Consumer Services - 0.0%
Coinstar, Inc.*	143	9,818

Electric Utilities - 4.7%
American Electric Power Co., Inc.	3,360	134,064
Cleco Corp.	362	15,142
Duke Energy Corp.	7,599	175,233
Edison International	3,125	144,375
Entergy Corp.	1,584	107,538
FirstEnergy Corp.	1,391	68,423
Hawaiian Electric Industries, Inc.	392	11,180
NextEra Energy, Inc.	2,606	179,319
Northeast Utilities	908	35,239
NV Energy, Inc.	820	14,416
Pepco Holdings, Inc.	963	18,846
Pinnacle West Capital Corp.	552	28,561
Portland General Electric Co.	470	12,530
PPL Corp.	5,057	140,635
Progress Energy, Inc.	964	58,004
Southern Co. (The)	3,723	172,375
UIL Holdings Corp.	208	7,459

Total Electric Utilities		1,323,339

Electrical Equipment - 0.1%
Generac Holdings, Inc.*	1,126	27,092

Electronic Equipment, Instruments & Components - 0.6%
Anixter International, Inc.	230	12,202
Arrow Electronics, Inc.*	1,192	39,110
Avnet, Inc.*	1,591	49,098

See Notes to Schedule of Investments.

148    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2012

Investments	Shares	Value
FEI Co.*	196	$9,377
Jabil Circuit, Inc.	1,462	29,722
Molex, Inc.	869	20,804
Tech Data Corp.*	343	16,522

Total Electronic Equipment, Instruments & Components		176,835

Food & Staples Retailing - 7.3%
Casey’s General Stores, Inc.	170	10,028
Costco Wholesale Corp.	1,351	128,345
CVS Caremark Corp.	6,156	287,670
Harris Teeter Supermarkets, Inc.	152	6,231
Kroger Co. (The)	5,139	119,173
PriceSmart, Inc.	52	3,511
Sysco Corp.	2,989	89,102
United Natural Foods, Inc.*	157	8,613
Wal-Mart Stores, Inc.	19,687	1,372,578
Whole Foods Market, Inc.	339	32,313

Total Food & Staples Retailing		2,057,564

Food Products - 2.2%
ConAgra Foods, Inc.	2,076	53,831
Darling International, Inc.*	776	12,796
Flowers Foods, Inc.	455	10,570
Hain Celestial Group, Inc. (The)*	157	8,641
Hillshire Brands Co.	374	10,842
Hormel Foods Corp.	1,239	37,690
Ingredion, Inc.	505	25,008
J.M. Smucker Co. (The)	570	43,046
Kraft Foods, Inc. Class A	8,091	312,475
Ralcorp Holdings, Inc.*	329	21,958
Smithfield Foods, Inc.*	1,924	41,616
Snyders-Lance, Inc.	132	3,330
Tyson Foods, Inc. Class A	2,594	48,845

Total Food Products		630,648

Gas Utilities - 0.2%
New Jersey Resources Corp.	227	9,900
ONEOK, Inc.	688	29,109
Southwest Gas Corp.	222	9,690
WGL Holdings, Inc.	215	8,546

Total Gas Utilities		57,245

Health Care Providers & Services - 4.9%
Aetna, Inc.	3,411	132,244
AMERIGROUP Corp.*	227	14,962
AmerisourceBergen Corp.	1,510	59,418
Cardinal Health, Inc.	1,839	77,238
Catalyst Health Solutions, Inc.*	96	8,970
Centene Corp.*	222	6,696
Cigna Corp.	2,162	95,128
Coventry Health Care, Inc.	904	28,738
Health Net, Inc.*	499	12,111
Henry Schein, Inc.*	391	30,690
Humana, Inc.	1,248	96,645
LifePoint Hospitals, Inc.*	329	13,482
McKesson Corp.	1,306	122,437
Molina Healthcare, Inc.*	235	5,513
Omnicare, Inc.	633	19,769
Quest Diagnostics, Inc.	1,019	61,038
UnitedHealth Group, Inc.	6,933	405,581
WellCare Health Plans, Inc.*	352	18,656
WellPoint, Inc.	2,947	187,989

Total Health Care Providers & Services		1,397,305

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	410	13,067
Buffalo Wild Wings, Inc.*	39	3,379
Darden Restaurants, Inc.	729	36,909
Life Time Fitness, Inc.*	156	7,255
Penn National Gaming, Inc.*	430	19,174
Starbucks Corp.	1,532	81,686
Wyndham Worldwide Corp.	778	41,032

Total Hotels, Restaurants & Leisure		202,502

Household Durables - 0.2%
D.R. Horton, Inc.	621	11,414
Jarden Corp.	628	26,388
Lennar Corp. Class A(a)	200	6,182
Mohawk Industries, Inc.*	236	16,480

Total Household Durables		60,464

Household Products - 0.8%
Church & Dwight Co., Inc.	456	25,294
Energizer Holdings, Inc.*	427	32,132
Kimberly-Clark Corp.	2,077	173,990

Total Household Products		231,416

Independent Power Producers & Energy Traders - 0.2%
AES Corp. (The)*	3,410	43,750

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	280	14,846

Insurance - 3.4%
Allstate Corp. (The)	1,956	68,636
American Financial Group, Inc.	703	27,579
AmTrust Financial Services, Inc.	454	13,488
Arthur J. Gallagher & Co.	349	12,239
Assurant, Inc.	1,074	37,418
Chubb Corp. (The)	1,841	134,062
CNA Financial Corp.	1,658	45,960
CNO Financial Group, Inc.	4,066	31,715
Erie Indemnity Co. Class A	179	12,818
Fidelity National Financial, Inc. Class A	1,110	21,379
First American Financial Corp.	456	7,734
Marsh & McLennan Cos., Inc.	2,569	82,799
Mercury General Corp.	317	13,209
ProAssurance Corp.	240	21,382
Progressive Corp. (The)	3,478	72,447
Protective Life Corp.	801	23,557
Prudential Financial, Inc.	4,550	220,356
Reinsurance Group of America, Inc.	723	38,471
RLI Corp.	133	9,071
Torchmark Corp.	824	41,653
W.R. Berkley Corp.	825	32,109

Total Insurance		968,082

Internet & Catalog Retail - 0.2%
HSN, Inc.	240	9,684
Liberty Interactive Corp. Class A*	2,423	43,105

Total Internet & Catalog Retail		52,789

Internet Software & Services - 0.1%
Equinix, Inc.*	45	7,904
IAC/InterActiveCorp	264	12,038
ValueClick, Inc.*	337	5,524

Total Internet Software & Services		25,466

IT Services - 4.7%
Booz Allen Hamilton Holding Corp.	1,054	16,105
CACI International, Inc. Class A*	217	11,939
DST Systems, Inc.	290	15,750
International Business Machines Corp.	6,374	1,246,627
NeuStar, Inc. Class A*	271	9,052

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    149

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2012

Investments	Shares	Value
Total System Services, Inc.	699	$16,727

Total IT Services		1,316,200

Leisure Equipment & Products - 0.3%
Mattel, Inc.	1,910	61,960
Polaris Industries, Inc.	223	15,940

Total Leisure Equipment & Products		77,900

Machinery - 0.7%
Chart Industries, Inc.*	52	3,575
Cummins, Inc.	1,125	109,024
Kennametal, Inc.	571	18,929
Lincoln Electric Holdings, Inc.	371	16,246
Mueller Industries, Inc.	142	6,048
Pentair, Inc.	447	17,111
Valmont Industries, Inc.	143	17,299
Watts Water Technologies, Inc. Class A	201	6,701
Woodward, Inc.	245	9,663

Total Machinery		204,596

Media - 5.0%
CBS Corp. Class B	3,157	103,487
Cinemark Holdings, Inc.	437	9,985
Comcast Corp. Class A	11,214	358,512
Discovery Communications, Inc. Class A*	1,533	82,782
Gannett Co., Inc.	3,325	48,977
McGraw-Hill Cos., Inc. (The)	1,401	63,045
News Corp. Class A	14,421	321,444
Sirius XM Radio, Inc.*	11,724	21,689
Time Warner Cable, Inc.	1,701	139,652
Time Warner, Inc.	6,410	246,785

Total Media		1,396,358

Metals & Mining - 0.1%
Carpenter Technology Corp.	144	6,889
Reliance Steel & Aluminum Co.	458	23,129

Total Metals & Mining		30,018

Multiline Retail - 2.0%
Big Lots, Inc.*	368	15,011
Dillard’s, Inc. Class A	526	33,496
Dollar General Corp.*	1,373	74,677
Dollar Tree, Inc.*	766	41,211
Family Dollar Stores, Inc.	472	31,378
Macy’s, Inc.	2,287	78,558
Nordstrom, Inc.	972	48,299
Saks, Inc.*(a)	475	5,059
Target Corp.	4,042	235,204

Total Multiline Retail		562,893

Multi-Utilities - 2.6%
Alliant Energy Corp.	576	26,248
Ameren Corp.	1,572	52,725
Avista Corp.	321	8,571
CenterPoint Energy, Inc.	1,674	34,602
CMS Energy Corp.	1,453	34,146
Consolidated Edison, Inc.	1,401	87,128
Dominion Resources, Inc.	2,753	148,662
DTE Energy Co.	1,002	59,449
Integrys Energy Group, Inc.	322	18,312
NiSource, Inc.	1,143	28,289
SCANA Corp.	683	32,675
Sempra Energy	1,316	90,646
Vectren Corp.	358	10,568
Wisconsin Energy Corp.	1,125	44,516
Xcel Energy, Inc.	2,462	69,945

Total Multi-Utilities		746,482

Oil, Gas & Consumable Fuels - 23.0%
Chevron Corp.	20,071	2,117,491
ConocoPhillips	14,746	824,006
CVR Energy, Inc.*(a)	942	25,038
Exxon Mobil Corp.	36,940	3,160,956
HollyFrontier Corp.	2,843	100,728
Phillips 66*	7,392	245,710
World Fuel Services Corp.	367	13,957

Total Oil, Gas & Consumable Fuels		6,487,886

Paper & Forest Products - 0.5%
International Paper Co.	3,840	111,015
MeadWestvaco Corp.	895	25,731

Total Paper & Forest Products		136,746

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	233	10,928

Pharmaceuticals - 5.2%
Abbott Laboratories	10,409	671,068
Bristol-Myers Squibb Co.	9,046	325,204
Eli Lilly & Co.	10,000	429,100
Questcor Pharmaceuticals, Inc.*(a)	133	7,081
Viropharma, Inc.*	572	13,556
Watson Pharmaceuticals, Inc.*	418	30,928

Total Pharmaceuticals		1,476,937

Professional Services - 0.1%
Advisory Board Co. (The)*	36	1,785
Towers Watson & Co. Class A	384	23,002

Total Professional Services		24,787

Road & Rail - 0.2%
AMERCO	140	12,596
Dollar Thrifty Automotive Group, Inc.*	167	13,520
Landstar System, Inc.	140	7,241
Old Dominion Freight Line, Inc.*	249	10,779
Ryder System, Inc.	284	10,227

Total Road & Rail		54,363

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	36,559	974,297

Software - 0.0%
Fair Isaac Corp.	161	6,807

Specialty Retail - 3.8%
Aaron’s, Inc.	423	11,975
Advance Auto Parts, Inc.	337	22,990
American Eagle Outfitters, Inc.	618	12,193
Ascena Retail Group, Inc.*	769	14,319
AutoNation, Inc.*(a)	674	23,779
Bed Bath & Beyond, Inc.*	1,026	63,407
Cabela’s, Inc.*	317	11,986
CarMax, Inc.*	1,002	25,992
Dick’s Sporting Goods, Inc.	388	18,624
DSW, Inc. Class A	276	15,014
Express, Inc.*	460	8,358
Foot Locker, Inc.	706	21,589
GameStop Corp. Class A(a)	1,465	26,897
Gap, Inc. (The)	2,338	63,968
Genesco, Inc.*	94	5,654
Home Depot, Inc. (The)	5,760	305,222
Lowe’s Cos., Inc.	4,434	126,103
Men’s Wearhouse, Inc. (The)	236	6,641
O’Reilly Automotive, Inc.*	422	35,351
Penske Automotive Group, Inc.	523	11,109
PetSmart, Inc.	406	27,681

See Notes to Schedule of Investments.

150    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2012

Investments	Shares	Value
Pier 1 Imports, Inc.	439	$7,213
Rent-A-Center, Inc.	393	13,260
Ross Stores, Inc.	847	52,912
Select Comfort Corp.*	114	2,385
TJX Cos., Inc. (The)	2,789	119,732
Tractor Supply Co.	175	14,536
Ulta Salon Cosmetics & Fragrance, Inc.	103	9,618

Total Specialty Retail		1,078,508

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.*	167	8,784
Crocs, Inc.*	363	5,862
Fossil, Inc.*	174	13,318
Hanesbrands, Inc.*	718	19,910
NIKE, Inc. Class B	1,580	138,692
PVH Corp.	371	28,860
Ralph Lauren Corp.	293	41,038
Steven Madden Ltd.*	189	6,001
VF Corp.	479	63,923
Warnaco Group, Inc. (The)*	257	10,943

Total Textiles, Apparel & Luxury Goods		337,331

Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp.*	604	11,343

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	219	8,070
W.W. Grainger, Inc.	241	46,089
WESCO International, Inc.*	238	13,697

Total Trading Companies & Distributors		67,856

Water Utilities - 0.1%
American Water Works Co., Inc.	714	24,476

TOTAL COMMON STOCKS (Cost: $26,418,411)		28,128,730

EXCHANGE-TRADED FUNDS - 0.4%
WisdomTree Earnings 500 Fund(a)(b)	1,766	83,232
WisdomTree MidCap Earnings Fund(b)	647	36,251

TOTAL EXCHANGE-TRADED FUNDS (Cost: $110,882)		119,483

SHORT-TERM INVESTMENT - 0.6%

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $179,478)	179,478	179,478
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(c) (Cost: $124,598)(d)	124,598	124,598

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $26,833,369)(e)		28,552,289
Liabilities in Excess of Other Assets - (0.9)%		(267,663)

NET ASSETS - 100.0%		$28,284,626

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2012, the total market value of the Fund’s securities on loan was $121,698 and the total market value of the collateral held by the Fund was $124,598.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    151

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2012

Investments	Shares	Value
UNITED STATES - 100.3%

COMMON STOCKS - 99.9%

Aerospace & Defense - 1.0%
BE Aerospace, Inc.*	235	$10,260
Goodrich Corp.	303	38,451
Hexcel Corp.*	229	5,906
Precision Castparts Corp.	299	49,182
Teledyne Technologies, Inc.*	106	6,535
TransDigm Group, Inc.*	97	13,027
Triumph Group, Inc.	171	9,622

Total Aerospace & Defense		132,983

Airlines - 0.5%
United Continental Holdings, Inc.*	2,638	64,183

Auto Components - 0.3%
BorgWarner, Inc.*	290	19,021
Dana Holding Corp.	843	10,799
Visteon Corp.*	184	6,900

Total Auto Components		36,720

Automobiles - 0.2%
Harley-Davidson, Inc.	562	25,700

Beverages - 3.2%
Coca-Cola Co. (The)	5,255	410,889
Monster Beverage Corp.*	201	14,311

Total Beverages		425,200

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc.*	95	9,434
Amgen, Inc.	3,175	231,901
Biogen Idec, Inc.*	461	66,559
Celgene Corp.*	791	50,751
Cubist Pharmaceuticals, Inc.*	157	5,952
Myriad Genetics, Inc.*	202	4,802
Onyx Pharmaceuticals, Inc.*	5	332

Total Biotechnology		369,731

Chemicals - 1.6%
Albemarle Corp.	304	18,131
Celanese Corp. Series A	642	22,226
CF Industries Holdings, Inc.	373	72,264
Ecolab, Inc.	453	31,044
FMC Corp.	358	19,146
H.B. Fuller Co.	143	4,390
Kronos Worldwide, Inc.(a)	644	10,169
NewMarket Corp.	39	8,447
Rockwood Holdings, Inc.	292	12,950
Solutia, Inc.	394	11,052

Total Chemicals		209,819

Commercial Banks - 0.7%
Fifth Third Bancorp	3,428	45,936
Hancock Holding Co.	211	6,423
Huntington Bancshares, Inc.	3,626	23,206
Signature Bank*	104	6,341
Susquehanna Bancshares, Inc.	381	3,924
SVB Financial Group*	120	7,046
Umpqua Holdings Corp.	254	3,343

Total Commercial Banks		96,219

Commercial Services & Supplies - 0.0%
Clean Harbors, Inc.*	90	5,078

Communications Equipment - 1.4%
F5 Networks, Inc.*	92	9,160
QUALCOMM, Inc.	3,061	170,436
Riverbed Technology, Inc.*	116	1,873

Total Communications Equipment		181,469

Computers & Peripherals - 12.3%
Apple, Inc.*	2,432	1,420,288
Dell, Inc.*	10,509	131,573
EMC Corp.*	3,976	101,905

Total Computers & Peripherals		1,653,766

Consumer Finance - 2.4%
American Express Co.	3,462	201,523
Credit Acceptance Corp.*	91	7,683
Discover Financial Services	3,282	113,492

Total Consumer Finance		322,698

Containers & Packaging - 0.2%
Graphic Packaging Holding Co.*	3,156	17,358
Rock-Tenn Co. Class A	260	14,183

Total Containers & Packaging		31,541

Distributors - 0.1%
LKQ Corp.*	331	11,056
Pool Corp.	85	3,439

Total Distributors		14,495

Diversified Consumer Services - 0.0%
Coinstar, Inc.*	80	5,493

Diversified Financial Services - 0.1%
MSCI, Inc. Class A*	229	7,791

Diversified Telecommunication Services - 0.4%
AboveNet, Inc.*	39	3,276
CenturyLink, Inc.	1,224	48,336

Total Diversified Telecommunication Services		51,612

Electric Utilities - 0.9%
FirstEnergy Corp.	801	39,401
PPL Corp.	2,962	82,373
UIL Holdings Corp.	133	4,769

Total Electric Utilities		126,543

Electrical Equipment - 0.4%
AMETEK, Inc.	354	17,668
Belden, Inc.	156	5,203
Generac Holdings, Inc.*	633	15,230
Roper Industries, Inc.	191	18,829

Total Electrical Equipment		56,930

Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.*	929	28,669
Cognex Corp.	79	2,500
FEI Co.*	108	5,167
IPG Photonics Corp.*	108	4,708
Jabil Circuit, Inc.	847	17,220
Trimble Navigation Ltd.*	140	6,441

Total Electronic Equipment, Instruments & Components		64,705

Energy Equipment & Services - 1.3%
Halliburton Co.	3,923	111,374
Helmerich & Payne, Inc.	405	17,609
Lufkin Industries, Inc.	46	2,499
Oil States International, Inc.*	199	13,174
Patterson-UTI Energy, Inc.	905	13,177
RPC, Inc.(a)	1,478	17,573

Total Energy Equipment & Services		175,406

Food & Staples Retailing - 2.0%
Casey’s General Stores, Inc.	94	5,545

See Notes to Schedule of Investments.

152    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2012

Investments	Shares	Value
Costco Wholesale Corp.	775	$73,625
CVS Caremark Corp.	3,577	167,153
Fresh Market, Inc. (The)*	46	2,467
PriceSmart, Inc.	35	2,363
Whole Foods Market, Inc.	197	18,778

Total Food & Staples Retailing		269,931

Food Products - 0.6%
Darling International, Inc.*	479	7,899
Green Mountain Coffee Roasters, Inc.*(a)	305	6,643
Hain Celestial Group, Inc. (The)*	66	3,633
Hershey Co. (The)	474	34,141
Hillshire Brands Co.	217	6,291
Ingredion, Inc.	292	14,460
Snyder’s-Lance, Inc.	91	2,296

Total Food Products		75,363

Health Care Equipment & Supplies - 0.3%
Align Technology, Inc.*	122	4,082
Cooper Cos., Inc. (The)	122	9,731
Intuitive Surgical, Inc.*	39	21,598

Total Health Care Equipment & Supplies		35,411

Health Care Providers & Services - 1.2%
Accretive Health, Inc.*(a)	73	800
Aetna, Inc.	2,000	77,540
Catalyst Health Solutions, Inc.*	60	5,606
Centene Corp.*	123	3,710
HMS Holdings Corp.*	88	2,931
Humana, Inc.	718	55,602
Molina Healthcare, Inc.*	150	3,519
WellCare Health Plans, Inc.*	201	10,653

Total Health Care Providers & Services		160,361

Health Care Technology - 0.1%
athenahealth, Inc.*(a)	12	950
Cerner Corp.*	185	15,292
Quality Systems, Inc.	88	2,421

Total Health Care Technology		18,663

Hotels, Restaurants & Leisure - 1.9%
Buffalo Wild Wings, Inc.*	26	2,253
Chipotle Mexican Grill, Inc.*	22	8,359
Hyatt Hotels Corp. Class A*	123	4,571
Las Vegas Sands Corp.	968	42,098
Life Time Fitness, Inc.*	84	3,907
Panera Bread Co. Class A*	39	5,438
Penn National Gaming, Inc.*	262	11,683
Starbucks Corp.	889	47,401
Starwood Hotels & Resorts Worldwide, Inc.	448	23,762
Wyndham Worldwide Corp.	449	23,680
Wynn Resorts Ltd.	211	21,885
Yum! Brands, Inc.	926	59,653

Total Hotels, Restaurants & Leisure		254,690

Household Durables - 0.1%
D.R. Horton, Inc.	387	7,113
Lennar Corp. Class A	130	4,018

Total Household Durables		11,131

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	170	9,013
Danaher Corp.	1,750	91,140

Total Industrial Conglomerates		100,153

Insurance - 3.3%
AmTrust Financial Services, Inc.	280	8,319
MetLife, Inc.	9,092	280,487
ProAssurance Corp.	144	12,829
Protective Life Corp.	458	13,470
Prudential Financial, Inc.	2,641	127,903

Total Insurance		443,008

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	148	33,796
Netflix, Inc.*	98	6,710
priceline.com, Inc.*	65	43,194

Total Internet & Catalog Retail		83,700

Internet Software & Services - 4.1%
CoStar Group, Inc.*	17	1,380
eBay, Inc.*	2,237	93,976
Equinix, Inc.*	29	5,094
Google, Inc. Class A*	757	439,114
IAC/InterActiveCorp	162	7,387
Rackspace Hosting, Inc.*	60	2,636
ValueClick, Inc.*	213	3,491

Total Internet Software & Services		553,078

IT Services - 3.2%
Alliance Data Systems Corp.*	112	15,120
Cognizant Technology Solutions Corp. Class A*	544	32,640
FleetCor Technologies, Inc.*	173	6,062
MasterCard, Inc. Class A	274	117,850
NeuStar, Inc. Class A*	169	5,645
Sapient Corp.	287	2,890
Teradata Corp.*	238	17,138
VeriFone Systems, Inc.*	294	9,728
Visa, Inc. Class A	1,371	169,498
Western Union Co. (The)	3,035	51,109
Wright Express Corp.*	95	5,863

Total IT Services		433,543

Leisure Equipment & Products - 0.3%
Mattel, Inc.	1,100	35,684
Polaris Industries, Inc.	128	9,149

Total Leisure Equipment & Products		44,833

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,237	48,540

Machinery - 3.8%
Actuant Corp. Class A	239	6,491
AGCO Corp.*	583	26,661
Caterpillar, Inc.	2,245	190,624
Chart Industries, Inc.*	35	2,407
Colfax Corp.*	93	2,564
Cummins, Inc.	656	63,573
Donaldson Co., Inc.	322	10,745
Graco, Inc.	122	5,622
Illinois Tool Works, Inc.	1,627	86,053
Lincoln Electric Holdings, Inc.	211	9,240
Middleby Corp.*	44	4,383
Mueller Industries, Inc.	77	3,279
PACCAR, Inc.	1,092	42,795
Robbins & Myers, Inc.	121	5,060
Sauer-Danfoss, Inc.	238	8,313
Trinity Industries, Inc.	177	4,421
Valmont Industries, Inc.	88	10,645
WABCO Holdings, Inc.*	254	13,444
Wabtec Corp.	105	8,191
Woodward, Inc.	153	6,034

Total Machinery		510,545

Marine - 0.0%
Kirby Corp.*	136	6,403

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    153

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2012

Investments	Shares	Value
Media - 2.4%
CBS Corp. Class B	1,818	$59,594
Comcast Corp. Class A	6,488	207,422
Liberty Media Corp. Class A*	427	37,538
Sirius XM Radio, Inc.*	7,052	13,046

Total Media		317,600

Metals & Mining - 1.0%
Allegheny Technologies, Inc.	268	8,547
Carpenter Technology Corp.	91	4,353
Cliffs Natural Resources, Inc.	1,121	55,255
Nucor Corp.	807	30,585
Reliance Steel & Aluminum Co.	274	13,837
Royal Gold, Inc.	66	5,174
Stillwater Mining Co.*	553	4,723
Walter Energy, Inc.	246	10,863

Total Metals & Mining		133,337

Multiline Retail - 1.2%
Dillard’s, Inc. Class A	291	18,531
Dollar General Corp.*	800	43,512
Dollar Tree, Inc.*	444	23,887
Macy’s, Inc.	1,358	46,647
Nordstrom, Inc.	558	27,727

Total Multiline Retail		160,304

Multi-Utilities - 0.2%
Wisconsin Energy Corp.	645	25,523

Oil, Gas & Consumable Fuels - 21.8%
Alpha Natural Resources, Inc.*	1,561	13,596
Anadarko Petroleum Corp.	903	59,779
Cabot Oil & Gas Corp.	200	7,880
Concho Resources, Inc.*	205	17,450
ConocoPhillips	8,569	478,836
Continental Resources, Inc.*	232	15,456
CVR Energy, Inc.*(a)	568	15,097
Denbury Resources, Inc.*	1,480	22,363
EOG Resources, Inc.	472	42,532
Exxon Mobil Corp.	21,473	1,837,445
Gulfport Energy Corp.*	189	3,899
HollyFrontier Corp.	1,645	58,282
Kinder Morgan, Inc.	1,591	51,262
Phillips 66*	4,264	141,735
Pioneer Natural Resources Co.	359	31,667
Plains Exploration & Production Co.*	411	14,459
Rosetta Resources, Inc.*	96	3,517
SM Energy Co.	150	7,367
Valero Energy Corp.	3,880	93,702
W&T Offshore, Inc.	457	6,992
World Fuel Services Corp.	209	7,948

Total Oil, Gas & Consumable Fuels		2,931,264

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) Class A	655	35,448
Nu Skin Enterprises, Inc. Class A	144	6,754

Total Personal Products		42,202

Pharmaceuticals - 1.2%
Allergan, Inc.	459	42,490
Endo Pharmaceuticals Holdings, Inc.*	450	13,941
Forest Laboratories, Inc.*	1,464	51,224
Perrigo Co.	159	18,751
Questcor Pharmaceuticals, Inc.*(a)	87	4,632
Salix Pharmaceuticals Ltd.*	106	5,771
Viropharma, Inc.*	324	7,679
Watson Pharmaceuticals, Inc.*	241	17,832

Total Pharmaceuticals		162,320

Professional Services - 0.1%
Acacia Research Corp.*	17	633
IHS, Inc. Class A*	64	6,895
Robert Half International, Inc.	227	6,485

Total Professional Services		14,013

Real Estate Investment Trusts (REITs) - 1.4%
American Campus Communities, Inc.	41	1,844
American Tower Corp.	281	19,645
AvalonBay Communities, Inc.	52	7,357
BRE Properties, Inc.	45	2,251
Digital Realty Trust, Inc.	80	6,006
Equity Lifestyle Properties, Inc.	16	1,104
Essex Property Trust, Inc.	9	1,385
Extra Space Storage, Inc.	87	2,662
HCP, Inc.	743	32,803
Health Care REIT, Inc.	88	5,130
Macerich Co. (The)	157	9,271
Mid-America Apartment Communities, Inc.	25	1,706
Simon Property Group, Inc.	311	48,410
SL Green Realty Corp.	334	26,800
Tanger Factory Outlet Centers, Inc.	65	2,083
Ventas, Inc.	271	17,106

Total Real Estate Investment Trusts (REITs)		185,563

Road & Rail - 0.3%
Hertz Global Holdings, Inc.*	1,050	13,440
Kansas City Southern	208	14,469
Landstar System, Inc.	88	4,551
Old Dominion Freight Line, Inc.*	129	5,584

Total Road & Rail		38,044

Semiconductors & Semiconductor Equipment - 4.9%
Intel Corp.	21,248	566,259
KLA-Tencor Corp.	648	31,914
Linear Technology Corp.	669	20,960
LSI Corp.*	656	4,179
Microsemi Corp.*	211	3,901
NVIDIA Corp.*	1,961	27,101
ON Semiconductor Corp.*	875	6,213

Total Semiconductors & Semiconductor Equipment		660,527

Software - 8.3%
ACI Worldwide, Inc.*	60	2,653
Blackbaud, Inc.	51	1,309
Cadence Design Systems, Inc.*	286	3,143
CommVault Systems, Inc.*	23	1,140
Fair Isaac Corp.	101	4,270
Fortinet, Inc.*	98	2,276
Informatica Corp.*	104	4,405
Mentor Graphics Corp.*	343	5,145
MICROS Systems, Inc.*	129	6,605
Microsoft Corp.	33,800	1,033,943
Nuance Communications, Inc.*	199	4,740
Parametric Technology Corp.*	225	4,716
QLIK Technologies, Inc.*	18	398
Red Hat, Inc.*	112	6,326
SolarWinds, Inc.*	79	3,441
Ultimate Software Group, Inc.*	4	356
VMware, Inc. Class A*	268	24,399

Total Software		1,109,265

Specialty Retail - 1.8%
Ascena Retail Group, Inc.*	436	8,118
Bed Bath & Beyond, Inc.*	592	36,586

See Notes to Schedule of Investments.

154    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2012

Investments	Shares	Value
Cabela’s, Inc.*	178	$6,730
DSW, Inc. Class A	156	8,486
Express, Inc.*	284	5,160
Foot Locker, Inc.	403	12,324
Genesco, Inc.*	58	3,489
Men’s Wearhouse, Inc. (The)	148	4,165
O’Reilly Automotive, Inc.*	245	20,524
Penske Automotive Group, Inc.	293	6,223
PetSmart, Inc.	228	15,545
Pier 1 Imports, Inc.	277	4,551
Ross Stores, Inc.	486	30,360
Select Comfort Corp.*	77	1,611
TJX Cos., Inc. (The)	1,621	69,590
Tractor Supply Co.	101	8,389
Ulta Salon Cosmetics & Fragrance, Inc.	56	5,229

Total Specialty Retail		247,080

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.*	105	5,523
Coach, Inc.	591	34,562
Crocs, Inc.*	228	3,682
Fossil, Inc.*	102	7,807
NIKE, Inc. Class B	925	81,197
PVH Corp.	216	16,803
Ralph Lauren Corp.	172	24,090
Steven Madden Ltd.*	103	3,270
Under Armour, Inc. Class A*	46	4,346
VF Corp.	281	37,499

Total Textiles, Apparel & Luxury Goods		218,779

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp.*	379	7,118

Trading Companies & Distributors - 0.4%
Fastenal Co.	331	13,343
MSC Industrial Direct Co. Class A	132	8,653
W.W. Grainger, Inc.	141	26,964
WESCO International, Inc.*	135	7,769

Total Trading Companies & Distributors		56,729

TOTAL COMMON STOCKS (Cost: $12,878,766)		13,417,103

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.16%(b) (Cost: $53,259)(c)	53,259	53,259

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $12,932,025)(d)		13,470,362
Liabilities in Excess of Other Assets - (0.3)%		(39,453)

NET ASSETS - 100.0%		$13,430,909

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2012 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(c)	At June 30, 2012, the total market value of the Fund’s securities on loan was $51,884 and the total market value of the collateral held by the Fund was $53,259.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    155

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2012

Investments	Shares	Value
INDIA - 99.6%
COMMON STOCKS - 99.6%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	63,677	$1,528,773

Auto Components - 0.6%
Amtek Auto Ltd.	626,255	1,192,279
Bharat Forge Ltd.	279,143	1,500,078
Exide Industries Ltd.	665,202	1,628,009

Total Auto Components		4,320,366

Automobiles - 8.4%
Bajaj Auto Ltd.*	216,615	6,101,959
Hero Motocorp Ltd.	147,101	5,662,736
Mahindra & Mahindra Ltd.	790,263	10,010,092
Maruti Suzuki India Ltd.	221,119	4,632,470
Tata Motors Ltd.	8,975,335	38,973,225

Total Automobiles		65,380,482

Building Products - 0.2%
Sintex Industries Ltd.	1,098,992	1,210,495

Capital Markets - 0.2%
Future Capital Holdings Ltd.	59,862	165,750
India Infoline Ltd.	1,054,348	1,159,434
JM Financial Ltd.	501,480	113,166

Total Capital Markets		1,438,350

Chemicals - 1.2%
Asian Paints Ltd.	36,878	2,568,317
Coromandel International Ltd.	270,778	1,252,412
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	44
Gujarat State Fertilisers & Chemicals Ltd.	210,261	1,585,760
Tata Chemicals Ltd.	276,767	1,541,587
United Phosphorus Ltd.	896,122	2,020,628

Total Chemicals		8,968,748

Commercial Banks - 17.1%
Allahabad Bank	756,032	2,026,331
Andhra Bank	1,281,091	2,716,597
Axis Bank Ltd.	617,422	11,232,137
Bank of Baroda	446,265	5,857,753
Bank of India	702,327	4,365,409
Canara Bank	799,582	5,909,331
Central Bank of India	1,117,090	1,639,572
Corp. Bank	266,517	1,991,658
Dena Bank Ltd.	921,530	1,629,822
Federal Bank Ltd.	341,030	2,739,662
HDFC Bank Ltd.	1,745,129	17,613,817
ICICI Bank Ltd.	1,432,732	23,081,264
IDBI Bank Ltd.	1,504,130	2,516,087
Indian Bank	773,236	2,438,044
Indian Overseas Bank	1,065,979	1,590,330
IndusInd Bank Ltd.*	574,727	3,502,299
Jammu & Kashmir Bank Ltd.*	153,024	2,708,581
Karnataka Bank Ltd.	722,214	1,210,696
Oriental Bank of Commerce	471,091	2,135,455
Punjab & Sind Bank	119,013	147,501
Punjab National Bank	238,921	3,458,760
South Indian Bank Ltd.	3,971,950	1,714,408
State Bank of India	475,222	18,375,648
Syndicate Bank*	1,189,296	2,278,055
UCO Bank	1,390,009	1,982,882
Union Bank of India Ltd.	1,007,971	3,774,814
United Bank of India Ltd.	127,158	136,871
Vijaya Bank Ltd.	1,144,419	1,192,893
Yes Bank Ltd.*	601,422	3,655,819

Total Commercial Banks		133,622,496

Construction & Engineering - 1.6%
Era Infra Engineering Ltd.	477,285	1,236,487
IRB Infrastructure Developers Ltd.	406,272	925,545
Lanco Infratech Ltd.*	4,002,146	1,071,587
Larsen & Toubro Ltd.	278,301	6,967,120
NCC Ltd.	1,506,309	1,224,795
Voltas Ltd.	608,277	1,140,622

Total Construction & Engineering		12,566,156

Construction Materials - 1.6%
ACC Ltd.	109,137	2,478,574
Ambuja Cements Ltd.	1,309,920	4,083,310
Grasim Industries Ltd.	57,362	2,713,124
Ultratech Cement Ltd.	128,850	3,499,615

Total Construction Materials		12,774,623

Consumer Finance - 0.9%
Mahindra & Mahindra Financial Services Ltd.	158,603	1,832,733
Manappuram Finance Ltd.	1,583,943	890,764
Shriram Transport Finance Co., Ltd.	424,449	4,028,978
SKS Microfinance Ltd.*	153,036	189,256

Total Consumer Finance		6,941,731

Containers & Packaging - 0.2%
Uflex Ltd.	872,607	1,723,022

Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	227,522	690,695

Diversified Financial Services - 3.3%
Bajaj Holdings and Investment Ltd.*	340,353	4,759,822
Indiabulls Financial Services Ltd.	1,259,096	5,183,186
Kotak Mahindra Bank Ltd.	550,947	5,844,469
Reliance Capital Ltd.	220,903	1,418,155
Rural Electrification Corp., Ltd.	2,250,363	7,730,269
SREI Infrastructure Finance Ltd.	1,465,256	639,008

Total Diversified Financial Services		25,574,909

Diversified Telecommunication Services - 0.1%
Tulip Telecom Ltd.	503,475	1,059,971

Electric Utilities - 2.7%
CESC Ltd.	277,196	1,438,232
Indiabulls Infrastructure and Power Ltd.*†	2,455,942	340,696
Power Grid Corp. of India Ltd.	2,691,659	5,473,948
Reliance Infrastructure Ltd.	638,702	6,385,876
Tata Power Co., Ltd.	3,156,960	5,919,830
Torrent Power Ltd.	489,762	1,596,430

Total Electric Utilities		21,155,012

Electrical Equipment - 1.1%
Bharat Heavy Electricals Ltd.	1,723,310	7,174,414
Crompton Greaves Ltd.	688,989	1,495,576

Total Electrical Equipment		8,669,990

Food Products - 0.6%
Balrampur Chini Mills Ltd.	1,313,553	1,217,451
Nestle India Ltd.	21,011	1,708,068
Shree Renuka Sugars Ltd.	2,728,148	1,544,004

Total Food Products		4,469,523

Gas Utilities - 0.8%
GAIL India Ltd.	922,022	5,814,345

See Notes to Schedule of Investments.

156    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2012

Investments	Shares	Value
Gujarat State Petronet Ltd.	592,651	$743,003

Total Gas Utilities		6,557,348

Health Care Equipment & Supplies - 0.2%
Opto Circuits India Ltd.	455,736	1,259,018

Household Products - 1.4%
Hindustan Unilever Ltd.	1,309,219	10,657,115

Independent Power Producers & Energy Traders - 1.9%
Adani Power Ltd.*	697,301	623,806
GVK Power & Infrastructure Ltd.*	2,342,278	643,932
JSW Energy Ltd.	1,821,299	1,712,514
NHPC Ltd.	5,441,136	1,778,467
NTPC Ltd.	3,478,667	9,934,153

Total Independent Power Producers & Energy Traders		14,692,872

Industrial Conglomerates - 1.2%
Aditya Birla Nuvo Ltd.	103,299	1,492,919
Jaiprakash Associates Ltd.	4,889,767	6,436,785
Siemens Ltd.	101,643	1,336,004

Total Industrial Conglomerates		9,265,708

Insurance - 0.3%
Bajaj Finserv Ltd.*	219,942	2,695,752

IT Services - 11.5%
Core Education & Technologies Ltd.	198,575	1,058,225
HCL Technologies Ltd.	446,194	3,807,453
Infosys Ltd.	1,132,691	50,902,629
Mphasis Ltd.	431,189	2,857,346
Rolta India Ltd.	267,554	384,308
Tata Consultancy Services Ltd.	863,964	19,766,648
Tech Mahindra Ltd.	103,200	1,309,153
Wipro Ltd.	1,350,158	9,670,067

Total IT Services		89,755,829

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.*	99,616	1,828,984

Machinery - 0.4%
Ashok Leyland Ltd.*	3,184,870	1,420,315
Cummins India Ltd.	175,809	1,415,194

Total Machinery		2,835,509

Marine - 0.1%
Shipping Corp. of India Ltd.	1,020,013	1,041,296

Media - 0.7%
Sun TV Network Ltd.	321,063	1,735,414
Zee Entertainment Enterprises Ltd.	1,319,123	3,468,205

Total Media		5,203,619

Metals & Mining - 9.0%
Bhushan Steel Ltd.	345,476	2,867,571
Hexa Tradex Ltd.*	181,827	125,213
Hindalco Industries Ltd.	2,812,898	6,040,413
Hindustan Zinc Ltd.	897,768	1,983,338
Jindal Saw Ltd.	909,140	2,157,447
Jindal Steel & Power Ltd.	1,132,000	9,535,886
JSW Steel Ltd.	515,920	6,280,484
MOIL Ltd.	241,658	1,226,143
National Aluminium Co., Ltd.	1,095,474	1,164,438
NMDC Ltd.	811,232	2,711,129
Sesa Goa Ltd.	2,208,817	7,581,620
Steel Authority of India Ltd.	2,579,681	4,185,889
Sterlite Industries India Ltd.	3,872,778	7,123,387
Tata Steel Ltd.	1,869,318	14,779,448
Welspun Corp., Ltd.*	1,151,251	2,443,328

Total Metals & Mining		70,205,734

Oil, Gas & Consumable Fuels - 18.2%
Bharat Petroleum Corp., Ltd.	238,833	3,182,230
Cairn India Ltd.*	2,105,995	11,600,229
Coal India Ltd.	1,119,301	6,952,155
Essar Oil Ltd.*	979,617	966,722
Great Eastern Shipping Co., Ltd. (The)	308,832	1,376,428
Hindustan Petroleum Corp., Ltd.	464,833	2,790,580
Indian Oil Corp., Ltd.	2,042,032	9,353,446
Mangalore Refinery & Petrochemicals Ltd.	1,125,885	1,095,941
Oil & Natural Gas Corp., Ltd.	8,124,850	41,450,050
Oil India Ltd.	466,258	4,170,310
Petronet LNG Ltd.	404,731	1,037,289
Reliance Industries Ltd.	4,453,254	58,848,991

Total Oil, Gas & Consumable Fuels		142,824,371

Personal Products - 0.4%
Dabur India Ltd.	653,530	1,340,769
Godrej Consumer Products Ltd.	196,252	2,018,758

Total Personal Products		3,359,527

Pharmaceuticals - 3.7%
Aurobindo Pharma Ltd.	997,673	1,965,506
Cadila Healthcare Ltd.	99,346	1,370,489
Cipla Ltd.	620,878	3,519,995
Dr. Reddy’s Laboratories Ltd.	143,566	4,237,813
GlaxoSmithKline Pharmaceuticals Ltd.	32,676	1,181,743
Glenmark Pharmaceuticals Ltd.	285,264	1,855,097
Lupin Ltd.	264,746	2,546,939
Ranbaxy Laboratories Ltd.*	383,832	3,372,236
Sun Pharmaceutical Industries Ltd.	741,121	8,439,237

Total Pharmaceuticals		28,489,055

Real Estate Management & Development - 1.3%
DLF Ltd.	951,039	3,381,907
Housing Development & Infrastructure Ltd.*	2,857,689	4,450,185
Unitech Ltd.*	5,513,178	2,177,229

Total Real Estate Management & Development		10,009,321

Road & Rail - 0.3%
Container Corp. of India	125,131	2,061,574

Software - 0.4%
Oracle Financial Services Software Ltd.*	60,287	2,739,503

Textiles, Apparel & Luxury Goods - 0.3%
Alok Industries Ltd.	5,142,022	1,625,444
S Kumars Nationwide Ltd.	1,771,502	1,086,665

Total Textiles, Apparel & Luxury Goods		2,712,109

Thrifts & Mortgage Finance - 3.3%
Dewan Housing Finance Corp., Ltd.	346,592	1,026,709
Housing Development Finance Corp.	2,104,226	24,616,825

Total Thrifts & Mortgage Finance		25,643,534

Tobacco - 1.5%
ITC Ltd.	2,468,482	11,446,046

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	451,830	1,799,713

Transportation Infrastructure - 0.3%
Adani Port and Special Economic Zone	488,513	1,059,969
Jaypee Infratech Ltd.	1,534,929	1,461,117

Total Transportation Infrastructure		2,521,086

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    157

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2012

Investments	Shares	Value
Wireless Telecommunication Services - 1.9%
Bharti Airtel Ltd.	2,040,788	$11,149,680
Idea Cellular Ltd.*	990,397	1,344,535
Reliance Communications Ltd.	2,153,686	2,449,343

Total Wireless Telecommunication Services		14,943,558

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $844,565,120)(a)		776,643,523
Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		3,152,337

NET ASSETS - 100.0%		$779,795,860

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $340,696, which represents 0.0% of net assets.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

158    WisdomTree Domestic and International Earnings Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of June 30, 2012, the Trust offered 48 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007

Notes to Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”)	December 4, 2008
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes the investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Notes to Schedule of Investments (unaudited)(continued)

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of the financial instruments are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a Fair Valuation Committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

Notes to Schedule of Investments (unaudited)(continued)

Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$287,511,699	$—	$—
Money Market Funds	—	4,663,363	—
Exchange-Traded Funds	101,951	—	—

Total	$287,613,650	$4,663,363	$—

Equity Income Fund
Investments in Securities
Common Stocks*	$479,566,288	$—	$—
Money Market Funds	—	12,500,417	—
Exchange-Traded Funds	1,497,749	—	—

Total	$481,064,037	$12,500,417	$—

LargeCap Dividend Fund
Investments in Securities
Common Stocks*	$1,156,484,034	$—	$—
Money Market Funds	—	7,504,421	—
Exchange-Traded Funds	213,425	—	—

Total	$1,156,697,459	$7,504,421	$—

Dividend ex-Financials Fund
Investments in Securities
Common Stocks*	$1,076,110,063	$—	$—
Money Market Funds	—	58,326,349	—
Exchange-Traded Funds	380,041	—	—

Total	$1,076,490,104	$58,326,349	$—

MidCap Dividend Fund
Investments in Securities
Common Stocks*	$339,782,628	$—	$—
Money Market Funds	—	23,707,207	—
Exchange-Traded Funds	649,484	—	—

Total	$340,432,112	$23,707,207	$—

SmallCap Dividend Fund
Investments in Securities
Common Stocks*	$314,763,945	$—	$—
Money Market Funds	—	27,945,831	—
Exchange-Traded Funds	979,506	—	—

Total	$315,743,451	$27,945,831	$—

Notes to Schedule of Investments (unaudited)(continued)

DEFA Fund
Investments in Securities
Common Stocks
Spain	$16,604,864	$23,864	$—
Other*	358,677,653	—	—
Money Market Funds	—	25,293,686	—
Exchange-Traded Funds	1,198,502	—	—
Rights	55,214	—	—

Total	$376,536,233	$25,317,550	$—

DEFA Equity Income Fund
Investments in Securities
Common Stocks
Spain	$8,065,423	$20,476	$—
Other*	153,948,854	—	—
Money Market Funds	—	9,522,623	—
Exchange-Traded Funds	63,944	—	—

Total	$162,078,221	$9,543,099	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,823)	—

Total - Net	$162,078,221	$9,538,276	$—

Global Equity Income Fund
Investments in Securities
Common Stocks
Spain	$2,714,956	$2,971	$—
Other*	83,105,968	—	—
Money Market Funds	—	5,870,061	—
Exchange-Traded Funds	18,405	—	—

Total	85,839,329	5,873,032	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,439)	—

Total - Net	$85,839,329	$5,871,593	$—

Europe SmallCap Dividend Fund
Investments in Securities
Common Stocks
Spain	$1,469,072	$13,210	$—
Other*	23,387,772	—	—
Money Market Funds	—	1,539,368	—
Exchange-Traded Funds	15,491	—	—

Total	$24,872,335	$1,552,578	$—

Japan Hedged Equity Fund
Investments in Securities
Common Stocks*	$634,193,847	$—	$—
Money Market Funds	—	54,257,561	—

Total	$634,193,847	$54,257,561	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,812,090	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(51,909)	—

Total - Net	$634,193,847	$65,017,742	$—

Global ex-U.S. Growth Fund
Investments in Securities
Common Stocks
Spain	$1,283,323	$11,690	$—
Other*	58,032,586	—	—
Money Market Funds	—	737,273	—
Exchange-Traded Funds	831,964	—	—

Total	$60,147,873	$748,963	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan SmallCap Dividend Fund
Investments in Securities
Common Stocks*	180,172,792	—	—
Money Market Funds	—	14,858,168	—

Total	$180,172,792	$14,858,168	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	122	—

Total - Net	$180,172,792	$29,716,458	$—

Asia Pacific ex-Japan Fund
Investments in Securities
Common Stocks*	$79,145,662	$—	$—
Money Market Funds	—	3,101,779	—
Exchange-Traded Funds	1,803,171	—	—

Total	$80,948,833	$3,101,779	$—

Australia Dividend Fund
Investments in Securities
Common Stocks*	$60,183,634	$—	$—
Money Market Funds	—	4,502,437	—

Total	$60,183,634	$4,502,437	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3	—

Total - Net	$60,183,634	$4,502,440	$—

International LargeCap Dividend Fund
Investments in Securities
Common Stocks
Spain	$7,392,795	$8,873	$—
Other*	154,776,482	—	—
Money Market Funds	—	7,437,290	—
Rights	25,308	—	—

Total	$162,194,585	$7,446,163	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(205)	—

Total - Net	$162,194,585	$7,445,958	$—

International Dividend ex-Financials Fund
Investments in Securities
Common Stocks*	$321,163,277	$—	$—
Rights	238,734	—	—
Money Market Funds	—	25,504,672	—

Total	$321,402,011	$25,504,672	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(225)	—

Total - Net	$321,402,011	$25,504,447	$—

International MidCap Dividend Fund
Investments in Securities
Common Stocks*	$95,068,214	$—	$—
Money Market Funds	—	10,027,056	—
Exchange-Traded Funds	570,450	—	—

Total	95,638,664	10,027,056	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,671)	—

Total - Net	$95,638,664	$10,024,385	$—

International SmallCap Dividend Fund
Investments in Securities
Common Stocks
Spain	$14,901,243	$79,047	$—
Other*	362,683,634	—	—
Money Market Funds	—	37,357,311	—
Exchange-Traded Funds	27,798	—	—

Total	377,612,675	37,436,358	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,862)	—

Total - Net	$377,612,675	$37,431,496	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Equity Income Fund
Investments in Securities
Common Stocks*	$3,701,052,455	$—	$—
Money Market Funds	—	192,256,522	—

Total	3,701,052,455	192,256,522	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	31,208	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16,227)	—

Total - Net	$3,701,052,455	$192,271,503	$—

Emerging Markets SmallCap Dividend Fund
Investments in Securities
Common Stocks*	$896,664,067	$—	$—
Rights	—	684	—
Warrants	—	15,453	—
Money Market Funds	—	27,306,623	—
Exchange-Traded Funds	8,981,422	—	—

Total	$905,645,489	$27,322,760	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	32,133	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(20,050)	—

Total - Net	$905,645,489	$27,334,843	$—

Middle East Dividend Fund
Investments in Securities
Common Stocks*	$12,425,390	$—	$—
Money Market Funds	—	332,726	—

Total	$12,425,390	$332,726	$—

International Hedged Equity Fund
Investments in Securities
Common Stocks
Spain	$1,109,808	$1,473	$—
Other*	23,959,661	—	—
Money Market Funds	—	1,100,770	—
Rights	2	—	—

Total	$25,069,471	$1,102,243	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	64,081	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(587,924)	—

Total - Net	$25,069,471	$578,400	$—

Commodity Country Equity Fund
Investments in Securities
Common Stocks*	$26,869,497	$—	$—
Money Market Funds	—	1,980,195	—
Exchange-Traded Funds	14,112	—	—
Rights	701	—	—

Total	$26,884,310	$1,980,195	$—

Global Natural Resources Fund
Investments in Securities
Common Stocks*	$27,587,904	$—	$—
Money Market Funds	—	2,201,354	—
Exchange-Traded Funds	184,307	—	—

Total	$27,772,211	$2,201,354	$—

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Utilities Fund
Investments in Securities
Common Stocks*	$27,385,499	$—	$—
Money Market Funds	—	3,046,963	—
Exchange-Traded Funds	141,648	—	—

Total	$27,527,147	$3,046,963	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(98)	—

Total - Net	$27,527,147	$3,046,865	$—

Global ex-U.S. Real Estate Fund
Investments in Securities
Common Stocks*	$101,327,852	$—	$—
Money Market Funds	—	12,712,187	—
Exchange-Traded Funds	31,819	—	—

Total	$101,359,671	$12,712,187	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(262)	—

Total - Net	$101,359,671	$12,711,925	$—

Total Earnings Fund
Investments in Securities
Common Stocks*	$40,918,317	$—	$—
Money Market Funds	—	550,496	—
Exchange-Traded Funds	80,208	—	—

Total	$40,998,525	$550,496	$—

Earnings 500 Fund
Investments in Securities
Common Stocks*	$58,997,276	$—	$—
Money Market Funds	—	440,710	—
Exchange-Traded Funds	5,467	—	—

Total	$59,002,743	$440,710	$—

MidCap Earnings Fund
Investments in Securities
Common Stocks*	$145,416,287	$—	$—
Money Market Funds	—	7,687,429	—
Exchange-Traded Funds	176,754	—	—

Total	$145,593,041	$7,687,429	$—

SmallCap Earnings Fund
Investments in Securities
Common Stocks*	$138,960,981	$—	$—
Money Market Funds	—	15,896,910	—
Exchange-Traded Funds	259,363	—	—

Total	$139,220,344	$15,896,910	$—

LargeCap Value Fund
Investments in Securities
Common Stocks*	$28,128,730	$—	$—
Money Market Funds	—	304,076	—
Exchange-Traded Funds	119,483	—	—

Total	$28,248,213	$304,076	$—

Notes to Schedule of Investments (unaudited)(continued)

LargeCap Growth Fund
Investments in Securities
Common Stocks*	$13,417,103	$—	$—
Money Market Funds	—	53,259	—

Total	$13,417,103	$53,259	$—

India Earnings Fund (consolidated)
Investments in Securities
Common Stocks
Electric Utilities	$20,814,316	$—	$340,696
Other*	755,488,511	—	—

Total	$776,302,827	$—	$340,696

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(227)	—

Total - Net	$776,302,827	$(227)	$340,696

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry and/or by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended June 30, 2012. All transfers between Level 1 and Level 2 fair value measurements are done using the beginning of period method.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
DEFA Equity Income Fund	$11,337	$—
Europe SmallCap Dividend Fund	$13,862	$—
International SmallCap Dividend Fund	$82,950	$—

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.
[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the significant unobservable inputs used as of June 30, 2012 in valuing Level 3 securities:

Fund		Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
DEFA Fund
Investments in Securities
Common Stocks		$—	Discounted cash flow	Estimated liquidation value	$0
DEFA Equity Income Fund
Investments in Securities
Common Stocks		—	Discounted cash flow	Estimated liquidation value	$0
Europe SmallCap Dividend Fund
Investments in Securities
Common Stocks		—	Discounted cash flow	Estimated liquidation value	$0
International LargeCap Dividend Fund
Investments in Securities
Common Stocks		—	Discounted cash flow	Estimated liquidation value	$0
International SmallCap Dividend Fund
Investments in Securities
Common Stocks
Australia		—	Discounted cash flow	Estimated liquidation value	$0
United Kingdom		—	Discounted cash flow	Estimated liquidation value	$0

	Total	—

Global ex-U.S. Utilities Fund
Investments in Securities
Common Stocks		—	Discounted cash flow	Estimated liquidation value	$0
Global ex-U.S. Real Estate Fund
Investments in Securities
Common Stocks		—	Discounted cash flow	Estimated liquidation value	$0
India Earnings Fund (consolidated)
Investments in Securities
Common Stocks
Electric Utilities		340,696	Discounted cash flow	Price change of parent company due to spin-off	22.85 INR

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase in the estimated liquidation value may result in a similar significant increase in fair value. A significant increase (decrease) in the price of parent company may result in a corresponding increase (decrease) in fair value.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method. DEFA Fund, DEFA Equity Income Fund, International LargeCap Dividend Fund, International SmallCap Dividend Fund, Global ex-U.S. Utilities Fund and Global ex-U.S. Real Estate Fund, were excluded from the below table because the beginning and ending Level 3 balances were zero and there was no activity during the period.

Emerging Markets SmallCap Dividend Fund	Common Stocks
Malaysia
Balance as of April 1, 2012	$73,744
Realized gain (loss)	43,346
Charge in unrealized appreciation (depreciation)	2,310
Purchases	—
Sales	(119,400)
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—

Balance as of June 30, 2012	$—

	Common Stocks
India Earnings Fund (consolidated)	Electric Utilities	Metals & Mining
Balance as of April 1, 2012	$373,398	$125,467
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(32,702)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3[1]	—	—
Transfers out of Level 3[2]	—	(125,467)

Balance as of June 30, 2012	$340,696	—

Net change in unrealized appreciation/depreciation from Investments still held as of June 30, 2012 is:	$(32,702)	$—

[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
[2]	Transfers out of Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited)(continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended June 30, 2012 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. As of June 30, 2012 the Funds did not have collateral posted with any counterparty.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by the investment adviser.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

Notes to Schedule of Investments (unaudited)(continued)

The following Forward Contracts were open at June 30, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Equity Income Fund	7/2/2012	AUD	217,723	USD	218,354	$(4,823)
Global Equity Income Fund	7/2/2012	AUD	64,944	USD	65,132	$(1,439)
Japan Hedged Equity Fund	7/5/2012	JPY	19,404,785,784	USD	247,527,388	$4,322,278
	7/5/2012	JPY	14,553,589,337	USD	185,646,725	3,242,893
	7/5/2012	JPY	14,553,589,337	USD	185,650,751	3,246,919
	7/5/2012	USD	7,144,028	JPY	570,003,404	(233)
	7/5/2012	USD	6,307,584	JPY	501,174,776	(26,233)
	7/5/2012	USD	176,124,112	JPY	14,052,414,561	(1,631)
	7/5/2012	USD	182,405,521	JPY	14,553,589,337	(1,690)
	7/5/2012	USD	243,208,886	JPY	19,404,785,784	(3,777)
	8/3/2012	JPY	17,491,256,591	USD	219,308,227	(5,087)
	8/3/2012	JPY	16,491,756,214	USD	206,775,032	(6,093)
	8/3/2012	JPY	15,992,006,027	USD	200,507,865	(7,165)

						$10,760,181

Japan SmallCap Dividend Fund	7/2/2012	JPY	1,800,000	USD	22,681	$122
Australia Dividend Fund	7/2/2012	AUD	29,499	USD	30,241	$3
International LargeCap Dividend Fund	7/3/2012	AUD	100,000	USD	102,300	$(205)
International Dividend ex-Financials Fund	7/3/2012	AUD	58,655	USD	60,004	$(120)
	7/3/2012	EUR	28,918	USD	36,604	(94)
	7/3/2012	JPY	1,797,910	USD	22,522	(11)

						$(225)

International MidCap Dividend Fund	7/2/2012	NOK	800,000	USD	131,909	$(2,671)
International SmallCap Dividend Fund	7/2/2012	EUR	175,000	USD	217,665	$(4,419)
	7/2/2012	SGD	45,260	USD	35,449	(278)
	7/3/2012	SGD	19,721	USD	15,403	(165)

						$(4,862)

Emerging Markets Equity Income Fund	7/2/2012	ILS	3,550,000	USD	900,193	$(8,398)
	7/2/2012	USD	697	BRL	1,451	22
	7/2/2012	USD	650	MYR	2,075	3
	7/2/2012	USD	328	THB	10,440	1
	7/3/2012	PLN	2,900,000	USD	869,565	599
	7/3/2012	USD	11	MYR	34	—
	7/3/2012	USD	165,982	TRY	300,000	(117)
	7/3/2012	USD	813,153	ZAR	6,900,500	30,583
	7/6/2012	USD	2,402,020	ZAR	19,600,000	(7,712)

						$14,981

Emerging Markets SmallCap Dividend Fund	7/2/2012	ILS	5,275,074	USD	1,336,951	$(13,157)
	7/2/2012	ILS	490,000	USD	125,420	9
	7/2/2012	PLN	560,000	USD	162,037	(5,763)
	7/2/2012	THB	8,552,616	USD	268,275	(1,014)
	7/2/2012	USD	326,190	ZAR	2,771,213	12,651
	7/2/2012	USD	579,443	TRY	1,059,917	6,567
	7/3/2012	HKD	1,575,000	USD	203,044	(2)
	7/3/2012	USD	216,121	TRY	390,693	(114)
	7/3/2012	USD	391,672	ZAR	3,304,311	12,352
	7/3/2012	USD	17,811	ZAR	150,200	554

						$12,083

Middle East Dividend Fund	7/2/2012	QAR	382,668	USD	105,085	$—
International Hedged Equity Fund	7/5/2012	AUD	3,270,650	USD	3,163,222	$(188,712)
	7/5/2012	CHF	1,691,157	USD	1,741,190	(45,633)
	7/5/2012	CHF	14,130	USD	14,930	1
	7/5/2012	EUR	5,872,951	USD	7,262,491	(190,661)
	7/5/2012	EUR	33,327	USD	42,294	—
	7/5/2012	GBP	3,227,617	USD	4,967,022	(95,317)
	7/5/2012	GBP	30,378	USD	47,647	—
	7/5/2012	JPY	287,019,496	USD	3,661,323	64,034
	7/5/2012	NOK	2,659,675	USD	434,619	(12,772)
	7/5/2012	SEK	5,990,814	USD	822,937	(44,922)
	7/5/2012	SGD	699,370	USD	542,694	(9,381)
	7/5/2012	USD	3,351,958	AUD	3,270,650	(24)
	7/5/2012	USD	1,786,824	CHF	1,691,157	—
	7/5/2012	USD	7,453,127	EUR	5,872,951	25
	7/5/2012	USD	5,062,356	GBP	3,227,617	(17)
	7/5/2012	USD	3,597,322	JPY	287,019,496	(33)
	7/5/2012	USD	447,388	NOK	2,659,675	3
	7/5/2012	USD	867,857	SEK	5,990,814	2
	7/5/2012	USD	552,076	SGD	699,370	(1)
	8/3/2012	AUD	3,132,321	USD	3,201,326	(32)
	8/3/2012	EUR	6,221,683	USD	7,897,493	(68)
	8/3/2012	GBP	3,323,031	USD	5,211,510	(140)
	8/3/2012	ILS	678,176	USD	173,338	16
	8/3/2012	JPY	296,826,326	USD	3,721,634	(110)
	8/3/2012	NOK	2,297,298	USD	386,026	(6)
	8/3/2012	SEK	5,752,222	USD	832,389	(20)
	8/3/2012	SGD	880,387	USD	694,947	(11)
	8/6/2012	CHF	1,080,119	USD	1,142,040	(64)

						$(523,843)

Global ex-U.S. Utilites Fund	7/3/2012	CAD	7,300	USD	7,063	$(98)
Global ex-U.S. Real Estate Fund	7/3/2012	GBP	14,500	USD	22,481	$(262)
India Earnings Fund (consolidated)	7/3/2012	INR	47,222,658	USD	845,981	$(227)

Notes to Schedule of Investments (unaudited)(continued)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli new shekel

INR - Indian rupee

JPY - Japanese yen

MYR - Malaysian ringgit

NOK - Norwegian krone

PLN - Polish zloty

QAR - Qatari riyal

SEK - Swedish krona

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$252,374,953	$45,631,482	$(5,729,422)	$39,902,060
Equity Income Fund	447,233,017	53,244,378	(6,912,941)	46,331,437
LargeCap Dividend Fund	1,078,980,104	111,675,336	(26,453,560)	85,221,776
Dividend ex-Financials Fund	1,067,236,984	96,310,970	(28,731,501)	67,579,469
MidCap Dividend Fund	336,609,712	40,709,254	(13,179,647)	27,529,607
SmallCap Dividend Fund	316,857,976	40,198,109	(13,366,803)	26,831,306
DEFA Fund	427,776,511	25,250,896	(51,173,624)	(25,922,728)
DEFA Equity Income Fund	186,018,411	7,921,519	(22,318,610)	(14,397,091)
Global Equity Income Fund	93,577,472	5,663,339	(7,528,450)	(1,865,111)
Europe SmallCap Dividend Fund	28,496,686	1,434,490	(3,506,263)	(2,071,773)
Japan Hedged Equity Fund	715,730,582	21,139,028	(48,418,202)	(27,279,174)
Global ex-U.S. Growth Fund	60,617,674	2,800,562	(2,521,400)	279,162
Japan SmallCap Dividend Fund	192,963,860	11,401,946	(9,334,846)	2,067,100
Asia Pacific ex-Japan Fund	84,834,219	4,842,720	(5,626,327)	(783,607)
Australia Dividend Fund	67,274,857	2,478,586	(5,067,372)	(2,588,786)
International LargeCap Dividend Fund	183,330,141	8,911,416	(22,600,809)	(13,689,393)
International Dividend ex-Financials Fund	355,327,226	87,535,733	(95,956,276)	(8,420,543)
International MidCap Dividend Fund	106,770,315	8,200,960	(9,305,555)	(1,104,595)
International SmallCap Dividend Fund	414,215,877	28,742,509	(27,909,353)	833,156
Emerging Markets Equity Income Fund	3,922,997,616	127,743,974	(157,432,613)	(29,688,639)
Emerging Markets SmallCap Dividend Fund	910,824,483	69,107,880	(46,964,114)	22,143,766
Middle East Dividend Fund	12,791,901	1,187,939	(1,221,724)	(33,785)
International Hedged Equity Fund	26,203,951	1,603,836	(1,636,073)	(32,237)
Commodity Country Equity Fund	31,346,610	822,843	(3,304,948)	(2,482,105)
Global Natural Resources Fund	34,066,361	448,836	(4,541,632)	(4,092,796)
Global ex-U.S. Utilities Fund	35,446,554	1,136,413	(6,008,857)	(4,872,444)
Global ex-U.S. Real Estate Fund	113,688,178	6,107,352	(5,723,672)	383,680
Total Earnings Fund	38,961,486	5,296,583	(2,709,048)	2,587,535
Earnings 500 Fund	55,365,103	8,619,901	(4,541,551)	4,078,350
MidCap Earnings Fund	145,946,317	15,273,222	(7,939,069)	7,334,153
SmallCap Earnings Fund	146,470,504	18,282,917	(9,636,167)	8,646,750
LargeCap Value Fund	26,833,369	2,200,318	(481,398)	1,718,920
LargeCap Growth Fund	12,932,025	1,274,787	(736,450)	538,337
India Earnings Fund (consolidated)	844,565,120	81,706,376	(149,627,973)	(67,921,597)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended June 30, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2012	Dividend Income
Total Dividend Fund
Total Earnings Fund	$378,355	$591,494	$854,700	$101,951	$2,155

Equity Income Fund
Total Dividend Fund	$394,979	$4,670,511	$3,558,242	$1,497,749	$16,104

LargeCap Dividend Fund
Total Dividend Fund	$327,795	$5,402,942	$5,604,006	$213,425	$12,049

Dividend ex-Financials Fund
LargeCap Dividend Fund	$1,595,420	$2,799,495	$4,203,460	$189,603	$7,494
MidCap Dividend Fund	1,589,686	2,848,028	4,183,081	190,438	7,740

	$3,185,106	$5,647,522	$8,386,542	$380,041	$15,234

MidCap Dividend Fund
LargeCap Dividend Fund	$1,852,064	$819,028	$1,988,772	$649,484	$7,705

SmallCap Dividend Fund
MidCap Dividend Fund	$2,349,094	$1,112,881	$2,368,967	$979,506	$13,287

DEFA Fund
International Dividend ex-Financials	$388,791	$7,626,073	$6,767,493	$1,198,502	$76,352

DEFA Equity Income Fund
International LargeCap Fund	$820,710	$3,101,163	$3,834,258	$63,944	$15,884

Global Equity Income Fund
DEFA Equity Income Fund	$178,611	$1,119,657	$1,275,536	$13,856	$6,192
Equity Income Fund	59,494	368,684	423,236	4,549	768

	$238,105	$1,488,341	$1,698,772	$18,405	$6,960

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$1,251	$250,501	$239,189	$15,491	$1,168

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2012	Dividend Income
Global ex-U.S. Growth Fund
DEFA Fund	$70,044	$481,570	$433,653	$106,521	$4,066
Emerging Markets Equity Income Fund	46,606	321,908	283,940	70,513	1,835
India Earnings Fund	268,744	404,625	—	654,930	1,722

Total	$385,394	$1,208,103	$717,593	$831,964	$7,623

Asia Pacific ex-Japan Fund
International Real Estate Fund	$—	$668,975	$674,417	$—	$7,848
India Earnings Fund	2,198,209	—	154,398	1,803,171	4,741

Total	$2,198,209	$668,975	$828,815	$1,803,171	$12,589

International LargeCap Dividend Fund
International MidCap Dividend Fund	$30,021	$2,324,055	$2,349,834	$—	$11,538

Total
International MidCap Dividend Fund
Australia Dividend Fund	$41,611	$957,169	$691,949	$283,708	$2,327
Japan Hedged Equity Fund	41,402	953,084	732,662	286,742	3,349

Total	$83,013	$1,910,253	$1,424,611	$570,450	$5,676

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$126,577	$508,639	$591,226	$15,046	$431
Japan SmallCap Dividend Fund	105,609	417,146	504,060	12,752	183

Total	$232,186	$925,785	$1,095,286	$27,798	$614

Emerging Markets Equity Income Fund
Global Equity Income Fund	$2,136,100	$—	$2,033,841	$—	$—

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$831,370	$2,313,438	$3,095,540	$78,233	$1,052
India Earnings Fund	7,457,099	2,585,116	361,089	8,903,189	18,947

Total	$8,288,469	$4,898,554	$3,456,629	$8,981,422	$19,999

International Hedged Equity Fund
DEFA Fund	$34,707	$467,246	$431,380	$—	$3,974

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2012	Dividend Income
Commodity Country Equity Fund
Global Natural Resources Fund	$12,952	$372,533	$351,237	$14,112	$1,042

Global Natural Resources Fund
Global Equity Income Fund	$—	$225,527	$200,060	$27,531	$502
India Earnings Fund	175,429	—	—	156,776	412

Total	$175,429	$225,527	$200,060	$184,307	$914

Global ex-U.S. Utilities Fund
India Earnings Fund	$158,501	$—	$—	$141,648	$372

Global ex-U.S. Real Estate Fund
International Energy Sector Fund	$—	$714,524	$666,717	$31,819	$1,423

Total Earnings Fund
LargeCap Growth Fund	$91,512	$135,431	$141,190	$80,208	$510

Earnings 500 Fund
Equity Income Fund	$83,955	$211,876	$295,479	$5,467	$402

MidCap Earnings Fund
MidCap Dividend Fund	$378,776	$286,880	$474,962	$176,754	$2,169

SmallCap Earnings Fund
MidCap Earnings Fund	$269,473	$338,052	$330,371	$259,363	$1,552

LargeCap Value Fund
Earnings 500 Fund	$130,986	$81,630	$122,947	$83,232	$485
MidCap Earnings Fund	55,842	18,355	31,611	36,251	172

Total	$186,828	$99,985	$154,558	$119,483	$657

Notes to Schedule of Investments (unaudited)(continued)

5. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WTAM and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

6. SUBSEQUENT EVENT

Effective on or about August 29, 2012, the WisdomTree International Hedged Equity Fund will restructure its investment objective and strategy to focus on European equity securities, particularly shares of European exporters, and will seek to hedge against fluctuations in the value of the U.S. dollar against a single currency, the euro. The Fund will be renamed WisdomTree Europe Hedged Equity Fund.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date:	August 24, 2012

By:	/s/ Amit Muni
Amit Muni Treasurer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date:	August 24, 2012

By:	/s/ Amit Muni
Amit Muni Treasurer

Date:	August 24, 2012